UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Gregory F. Niland

American Funds Insurance Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2020

Investing in global
companies for
the long term

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following pages are American Funds Insurance Series’ semi-annual results for the period ended June 30, 2020. Also shown are the results of each fund’s applicable benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/american-funds-insurance-series. html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

31	Global Small Capitalization Fund

34	Growth Fund

37	International Fund

40	New World Fund®

44	Blue Chip Income and Growth Fund

47	Global Growth and Income Fund

50	Growth-Income Fund

53	International Growth and Income Fund

56	Capital Income Builder®

62	Asset Allocation Fund

68	Global Balanced Fund

74	Bond Fund

79	Capital World Bond Fund®

84	High-Income Bond Fund

88	American Funds Mortgage Fund®

91	Ultra-Short Bond Fund

93	U.S. Government/AAA-Rated Securities Fund

97	Managed Risk Growth Fund

99	Managed Risk International Fund

101	Managed Risk Blue Chip Income and Growth Fund

103	Managed Risk Growth-Income Fund

105	Managed Risk Asset Allocation Fund

106	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	4.22%	16.41%	11.17%	13.07%	10.18%
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	6.03
Global Small Capitalization Fund	4/30/98	–3.18	6.10	5.16	9.20	9.31
MSCI All Country World Small Cap Index[1]		–12.85	–5.54	3.67	8.61	6.97
Growth Fund	2/8/84	12.10	25.84	15.96	16.22	13.09
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Fund	5/1/90	–11.20	–4.81	3.50	6.53	7.64
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	5.32
New World Fund	6/17/99	–4.06	4.19	6.44	6.42	8.07
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	4.70
Blue Chip Income and Growth Fund	7/5/01	–8.27	0.42	6.79	11.40	6.04
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	7.16
Global Growth and Income Fund	5/1/06	–11.08	–2.21	6.59	9.85	6.40
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	5.26
Growth-Income Fund	2/8/84	–3.62	4.93	10.19	13.45	11.18
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Growth and Income Fund	11/18/08	–15.08	–8.98	1.61	5.51	7.38
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	7.17
Capital Income Builder	5/1/14	–6.23	0.67	3.57	—	3.08
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	5.98
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	—	3.95
70%/30% MSCI ACWI/Bloomberg Barclays U.S.Aggregate Index[4]		–2.28	4.56	6.05	—	5.58
Asset Allocation Fund	8/1/89	–1.47	6.82	8.05	10.60	8.44
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		0.98	8.58	8.41	10.08	8.49
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	9.69
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	6.02
Global Balanced Fund	5/2/11	–2.85	3.84	6.43	—	5.79
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	6.45
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	—	1.93
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		–2.28	3.42	5.54	—	4.84
Bond Fund	1/2/96	6.61	9.49	4.67	4.05	4.90
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	5.21
Capital World Bond Fund	10/4/06	2.14	3.56	3.49	3.13	4.08
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	2.81	3.68
High-Income Bond Fund	2/8/84	–4.74	–2.11	3.94	5.59	8.40
Bloomberg Barclays U.S. Corporate High Yield 2%Issuer Capped Index[3]		–3.83	0.00	4.79	6.67	N/A
American Funds Mortgage Fund	5/2/11	5.81	6.97	3.38	—	3.17
Bloomberg Barclays U.S. Mortgage-Backed Securities Index[3]		3.50	5.67	3.23	—	3.06
Ultra-Short Bond Fund	2/8/84	0.43	1.24	0.91	0.34	3.36
Bloomberg Barclays Short-Term Government/Corporate Index[3]		1.16	2.32	1.54	0.93	N/A
U.S. Govt./AAA-Rated Securities Fund	12/2/85	8.80	9.84	3.92	3.29	5.88
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index[3]		6.59	8.50	3.73	3.23	6.31

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	8.57%	18.75%	11.03%	10.49%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		–2.99	4.70	7.10	8.63
Managed Risk International Fund	5/1/13	–12.33	–7.10	1.43	1.78
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		–10.23	–4.59	1.02	1.93
Managed Risk Blue Chip Income and Growth Fund	5/1/13	–8.30	–1.84	4.01	5.30
S&P 500 Managed Risk Index — Moderate[7]		–2.02	5.19	6.84	8.04
Managed Risk Growth-Income Fund	5/1/13	0.66	7.68	7.83	8.42
S&P 500 Managed Risk Index — Moderate[7]		–2.02	5.19	6.84	8.04
Managed Risk Asset Allocation Fund	9/28/12	–3.71	3.71	5.87	6.95
S&P 500 Managed Risk Index — Moderate Conservative[7]		–1.12	5.66	6.64	7.90

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies.
[4]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund (formerly Global Bond Fund) and American Funds Mortgage Fund (formerly Mortgage Fund). This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	4.22%	16.41%	11.17%	13.07%	10.18%	.57%
Class 1A	4.13	16.14	10.91	12.80	9.91	.82
Class 2	4.10	16.14	10.90	12.80	9.91	.82
Class 4	3.99	15.85	10.62	12.56	9.65	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	–3.18%	6.10%	5.16%	9.20%	9.31%	.76%
Class 1A	–3.30	5.83	4.92	8.94	9.04	1.01
Class 2	–3.28	5.86	4.91	8.93	9.04	1.01
Class 4	–3.46	5.54	4.63	8.66	8.77	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	12.10%	25.84%	15.96%	16.22%	13.09%	.36%
Class 1A	11.95	25.51	15.69	15.94	12.81	.61
Class 2	11.97	25.51	15.67	15.93	12.81	.61
Class 3	12.01	25.61	15.76	16.01	12.89	.54
Class 4	11.81	25.19	15.38	15.66	12.53	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–11.20%	–4.81%	3.50%	6.53%	7.64%	.55%
Class 1A	–11.32	–5.03	3.25	6.27	7.38	.80
Class 2	–11.33	–5.07	3.24	6.26	7.38	.80
Class 3	–11.30	–4.98	3.32	6.34	7.45	.73
Class 4	–11.46	–5.29	2.99	6.02	7.11	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	–4.06%	4.19%	6.44%	6.42%	8.07%	.77%	.59%
Class 1A	–4.18	3.87	6.17	6.16	7.80	1.02	.84
Class 2	–4.18	3.93	6.18	6.16	7.80	1.02	.84
Class 4	–4.31	3.61	5.90	5.90	7.53	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	9

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

Class 1	–8.27%	0.42%	6.79%	11.40%	6.04%	.43%
Class 1A	–8.40	0.25	6.54	11.13	5.78	.68
Class 2	–8.41	0.26	6.55	11.12	5.77	.68
Class 4	–8.49	–0.06	6.27	10.91	5.54	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

10	American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio

Class 1	–11.08%	–2.21%	6.59%	9.85%	6.40%	.66%
Class 1A	–11.20	–2.47	6.36	9.59	6.14	.91
Class 2	–11.20	–2.46	6.31	9.57	6.13	.91
Class 4	–11.29	–2.75	6.04	9.32	5.88	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–3.62%	4.93%	10.19%	13.45%	11.18%	.30%
Class 1A	–3.73	4.69	9.93	13.18	10.91	.55
Class 2	–3.73	4.67	9.91	13.17	10.91	.55
Class 3	–3.70	4.75	9.99	13.25	10.98	.48
Class 4	–3.86	4.40	9.64	12.90	10.63	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	–15.08%	–8.98%	1.61%	5.51%	7.38%	.67%
Class 1A	–15.19	–9.26	1.37	5.26	7.12	.92
Class 2	–15.17	–9.25	1.35	5.25	7.11	.92
Class 4	–15.29	–9.48	1.09	5.02	6.88	1.17

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	–6.23%	0.67%	3.57%	3.08%	.54%	.28%
Class 1A	–6.36	0.41	3.32	2.82	.79	.53
Class 2	–6.36	0.31	3.34	2.91	.79	.53
Class 4	–6.49	0.15	3.05	2.56	1.04	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021.The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio

Class 1	–1.47%	6.82%	8.05%	10.60%	8.44%	.31%
Class 1A	–1.55	6.57	7.79	10.33	8.17	.56
Class 2	–1.57	6.54	7.78	10.33	8.17	.56
Class 3	–1.54	6.62	7.86	10.41	8.24	.49
Class 4	–1.70	6.26	7.51	10.09	7.91	.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

Class 1	–2.85%	3.84%	6.43%	5.79%	.73%
Class 1A	–3.00	3.51	6.20	5.54	.98
Class 2	–2.93	3.59	6.18	5.53	.98
Class 4	–3.11	3.25	5.93	5.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

16	American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio

Class 1	6.61%	9.49%	4.67%	4.05%	4.90%	.40%
Class 1A	6.51	9.26	4.42	3.80	4.64	.65
Class 2	6.56	9.25	4.40	3.79	4.64	.65
Class 4	6.36	8.89	4.13	3.54	4.38	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund® (formerly Global Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio

Class 1	2.14%	3.56%	3.49%	3.13%	4.08%	.59%	.49%
Class 1A	2.03	3.26	3.27	2.89	3.83	.84	.74
Class 2	2.03	3.32	3.23	2.87	3.82	.84	.74
Class 4	1.93	3.06	2.99	2.66	3.60	1.09	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

18	American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–4.74%	–2.11%	3.94%	5.59%	8.40%	.51%
Class 1A	–4.86	–2.32	3.71	5.34	8.13	.76
Class 2	–4.85	–2.38	3.69	5.33	8.13	.76
Class 3	–4.83	–2.26	3.77	5.40	8.20	.69
Class 4	–4.89	–2.52	3.43	5.12	7.87	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund® (formerly Mortgage Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	5.81%	6.97%	3.38%	3.17%	.48%	.30%
Class 1A	5.59	6.67	3.12	2.91	.73	.55
Class 2	5.68	6.71	3.13	2.91	.73	.55
Class 4	5.53	6.43	2.87	2.72	.98	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	0.43%	1.24%	0.91%	0.34%	3.36%	.37%
Class 1A	0.41	1.23	0.84	0.18	3.13	.62
Class 2	0.31	1.02	0.67	0.09	3.11	.62
Class 3	0.31	1.07	0.72	0.16	3.17	.55
Class 4	0.11	0.73	0.40	–0.09	2.86	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

Commercial paper	68.2%
Bonds & notes of governments & government agencies outside the U.S.	17.9
Federal agency discount notes	7.0
U.S. Treasury bills	6.8
Other assets less liabilities	.1
Total	100.0%

American Funds Insurance Series	21

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

Class 1	8.80%	9.84%	3.92%	3.29%	5.88%	.38%
Class 1A	8.64	9.59	3.69	3.05	5.62	.63
Class 2	8.70	9.61	3.65	3.03	5.62	.63
Class 3	8.77	9.73	3.74	3.11	5.70	.56
Class 4	8.53	9.37	3.40	2.82	5.37	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	8.57%	18.75%	11.03%	10.49%	.79%	.74%
Class P2	8.42	18.45	10.73	10.17	1.04	.99

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–12.33%	–7.10%	1.43%	1.78%	.97%	.89%
Class P2	–12.45	–7.36	1.06	1.41	1.22	1.14

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–8.30%	–1.84%	4.01%	5.30%	.84%	.79%
Class P2	–8.48	–2.16	3.64	4.93	1.09	1.04

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	0.66%	7.68%	7.83%	8.42%	.73%	.68%
Class P2	0.62	7.48	7.55	8.11	.98	.93

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	–3.71%	3.71%	5.87%	6.95%	.71%	.66%
Class P2	–3.80	3.42	5.60	6.69	.96	.91

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.99%	Shares	Value (000)
Information technology 30.83%
ASML Holding NV1	624,842	$229,053
ASML Holding NV (New York registered) (ADR)	488,000	179,599
Microsoft Corp.	1,994,300	405,860
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	26,543,000	280,879
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	15,896
Visa Inc., Class A	1,103,900	213,240
Paycom Software, Inc.[2]	357,000	110,574
Temenos AG1,3	608,100	94,283
Adyen NV1,2	56,700	82,606
Broadcom Inc.	241,200	76,125
Adobe Inc.[2]	135,000	58,767
PagSeguro Digital Ltd., Class A2	1,340,900	47,387
Zendesk, Inc.[2]	454,000	40,193
Amphenol Corp., Class A	373,500	35,785
Other securities		213,234
		2,083,481

Consumer discretionary 20.45%
Amazon.com, Inc.[2]	158,665	437,728
Alibaba Group Holding Ltd.[1,2]	6,800,500	183,768
Just Eat Takeaway (GBP denominated)[1,2]	640,914	67,122
Just Eat Takeaway (EUR denominated)[1,2]	347,000	36,107
Chipotle Mexican Grill, Inc.[2]	92,200	97,028
Ocado Group PLC[1,2]	2,952,000	74,107
LVMH Moët Hennessy-Louis Vuitton SE1	161,200	70,605
Prosus NV1,2	570,000	52,902
Moncler SpA[1,2]	1,132,370	43,237
NIKE, Inc., Class B	395,200	38,749
Other securities		280,730
		1,382,083

Health care 12.69%
DexCom, Inc.[2]	253,000	102,566
UnitedHealth Group Inc.	297,500	87,748
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,613,500	83,563
AstraZeneca PLC[1]	695,300	72,483
Pfizer Inc.	1,699,000	55,557
Regeneron Pharmaceuticals, Inc.[2]	84,200	52,511
Mettler-Toledo International Inc.[2]	65,000	52,361
Merck & Co., Inc.	620,000	47,945
Other securities		302,576
		857,310

Financials 9.07%
AIA Group Ltd.[1]	12,339,300	114,843
Tradeweb Markets Inc., Class A	1,736,360	100,952
MarketAxess Holdings Inc.	151,400	75,839
Kotak Mahindra Bank Ltd.[1]	3,797,000	68,521
JPMorgan Chase & Co.	589,000	55,401
Other securities		196,992
		612,548

Communication services 8.38%
Alphabet Inc., Class A2	98,050	139,039
Alphabet Inc., Class C2	63,852	90,262
Tencent Holdings Ltd.[1]	2,215,000	142,278
Facebook, Inc., Class A2	411,640	93,471
Nintendo Co., Ltd.[1]	136,100	60,560
Other securities		40,316
		565,926

28	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 6.98%
British American Tobacco PLC[1]	2,943,800	$113,104
Philip Morris International Inc.	919,500	64,420
Nestlé SA1	563,497	62,252
Kweichow Moutai Co., Ltd., Class A1	269,957	55,868
Altria Group, Inc.	1,248,500	49,004
Keurig Dr Pepper Inc.	1,624,000	46,122
Other securities		81,223
		471,993

Industrials 3.89%
Airbus SE, non-registered shares[1,2]	667,000	47,463
Other securities		215,407
		262,870

Materials 1.94%
Sherwin-Williams Company	155,500	89,856
Other securities		41,540
		131,396

Energy 1.29%
Reliance Industries Ltd.[1]	1,807,924	40,861
Reliance Industries Ltd., interim shares[1,2]	106,956	1,130
Other securities		45,266
		87,257

Other 0.47%
Other securities		31,299

Total common stocks (cost: $3,515,921,000)		6,486,163

Preferred securities 2.31%
Health care 1.85%
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	125,333
		125,333

Information technology 0.46%
Other securities		30,939

Total preferred securities (cost: $43,479,000)		156,272

Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 0.18%[4]	1,342,495	134,263
Goldman Sachs Financial Square Government Fund 0.15%[4,5]	24,225,393	24,225
		158,488

Total short-term securities (cost: $158,464,000)		158,488
Total investment securities 100.64% (cost: $3,717,864,000)		6,800,923
Other assets less liabilities (0.64)%		(43,487)

Net assets 100.00%		$6,757,436

American Funds Insurance Series	29

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,104,888,000, which represented 45.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $25,635,000, which represented .38% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

30	American Funds Insurance Series

Global Small Capitalization Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.18%	Shares	Value (000)
Information technology 23.87%
Cree, Inc.[1]	1,356,800	$80,309
Ceridian HCM Holding Inc.[1]	799,400	63,368
Net One Systems Co., Ltd.[2]	1,887,865	62,947
Inphi Corp.[1]	464,300	54,555
Kingdee International Software Group Co. Ltd.[2]	21,259,374	49,492
BE Semiconductor Industries NV2	814,330	36,213
Avast PLC[2]	5,514,043	36,066
Carel Industries SpA[2,3]	1,947,251	35,719
Appfolio, Inc., Class A1	211,503	34,414
SimCorp AS2	287,650	30,991
Silergy Corp.[2]	451,740	29,317
Alteryx, Inc., Class A1	173,000	28,420
Avalara, Inc.[1]	212,419	28,271
Network International Holdings PLC[1,2]	4,570,562	24,940
Other securities		443,962
		1,038,984

Health care 23.79%
Insulet Corp.[1]	645,320	125,360
GW Pharmaceuticals PLC (ADR)[1,3]	748,218	91,821
Haemonetics Corp.[1]	777,300	69,615
CanSino Biologics Inc., Class H1,2	2,468,200	68,238
Notre Dame Intermédica Participações SA	4,528,600	56,636
Mani, Inc.[2]	1,808,129	47,710
Allogene Therapeutics, Inc.[1]	1,105,188	47,324
Integra LifeSciences Holdings Corp.[1]	913,825	42,941
iRhythm Technologies, Inc.[1]	328,300	38,047
Allakos Inc.[1]	504,880	36,281
Cortexyme, Inc.[1,3]	759,458	35,163
Applied Molecular Transport Inc.[1,3]	1,365,957	34,340
New Frontier Health Corp., Class A1,4	2,680,000	22,190
New Frontier Health Corp., Class A1,3	742,000	6,144
PRA Health Sciences, Inc.[1]	288,400	28,058
WuXi Biologics (Cayman) Inc.[1,2]	1,412,000	25,872
Other securities		259,977
		1,035,717

Consumer discretionary 14.42%
Thor Industries, Inc.	498,700	53,126
Helen of Troy Ltd.[1]	267,200	50,383
frontdoor, inc.[1]	1,050,200	46,555
Shop Apotheke Europe NV, non-registered shares[1,2,3]	282,300	33,727
Five Below, Inc.[1]	305,000	32,608
YETI Holdings, Inc.[1]	634,879	27,128
GVC Holdings PLC[2]	2,934,000	26,883
B2W - Cia. Digital, ordinary nominative[1]	1,262,193	24,846
Other securities		332,377
		627,633

Industrials 14.11%
Nihon M&A Center Inc.[2]	1,652,692	74,654
International Container Terminal Services, Inc.[2]	23,981,620	49,643
Boyd Group Services Inc.	222,726	33,151
IMCD NV1,2	293,600	27,563
Other securities		429,222
		614,233

American Funds Insurance Series	31

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Financials 5.86%
Cannae Holdings, Inc.[1]	2,004,000	$82,364
Trupanion, Inc.[1,3]	973,800	41,572
Kotak Mahindra Bank Ltd.[2]	1,946,825	35,132
Other securities		95,980
		255,048

Communication services 3.47%
Bandwidth Inc., Class A1	290,990	36,956
Other securities		114,292
		151,248

Real estate 2.89%
Altus Group Ltd.	932,800	28,027
Other securities		97,573
		125,600

Consumer staples 2.75%
Grocery Outlet Holding Corp.[1]	659,200	26,895
Freshpet, Inc.[1]	311,900	26,094
Other securities		66,645
		119,634

Materials 1.76%
Other securities		76,786

Utilities 1.33%
ENN Energy Holdings Ltd.[2]	4,262,900	47,877
Other securities		9,940
		57,817

Energy 0.93%
Other securities		40,545

Total common stocks (cost: $2,981,131,000)		4,143,245

Preferred securities 1.39%
Information technology 1.04%
Other securities		45,206
		45,206

Other 0.35%
Other securities		15,312

Total preferred securities (cost: $60,016,000)		60,518

Convertible stocks 0.16%
Consumer discretionary 0.16%
Other securities		6,715

Total convertible stocks (cost: $6,380,000)		6,715

32	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 5.15%	Shares	Value (000)
Money market investments 5.15%
Capital Group Central Cash Fund 0.18%[5]	1,631,730	$163,189
Goldman Sachs Financial Square Government Fund 0.15%[5,6]	61,015,616	61,016
		224,205

Total short-term securities (cost: $224,170,000)		224,205
Total investment securities 101.88% (cost: $3,271,697,000)		4,434,683
Other assets less liabilities (1.88)%		(81,752)

Net assets 100.00%		$4,352,931

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $70,637,000, an aggregate cost of $65,866,000, and which represented 1.62% of the net assets of the fund) were acquired from 5/1/2015 to 5/27/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.65%
Health care 0.26%
NuCana PLC (ADR)[1,3]	2,083,704	—	—	2,083,704	$—	$(1,459)	$—	$11,252

Consumer discretionary 0.39%
Lands’ End, Inc.[1]	—	2,100,000	—	2,100,000	—	2,079	—	16,884
Total 0.65%					$—	$620	$—	$28,136

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,842,689,000, which represented 42.33% of the net assets of the fund. This amount includes $1,772,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $69,706,000, which represented 1.60% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $32,675,000, which represented .75% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 6/30/2020.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	33

Growth Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.45%	Shares	Value (000)
Information technology 24.19%
Microsoft Corp.	9,475,683	$1,928,396
ASML Holding NV (New York registered) (ADR)	1,171,100	431,000
ASML Holding NV1	770,000	282,265
Broadcom Inc.	2,158,602	681,276
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	33,805,000	357,726
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,705,092	153,568
RingCentral, Inc., Class A2	1,500,100	427,544
Shopify Inc., Class A, subordinate voting shares[2]	330,000	313,236
Visa Inc., Class A	1,577,417	304,710
Intel Corp.	3,621,900	216,698
ServiceNow, Inc.[2]	484,730	196,345
PayPal Holdings, Inc.[2]	976,700	170,170
MongoDB, Inc., Class A2	603,209	136,530
Autodesk, Inc.[2]	558,608	133,613
Advanced Micro Devices, Inc.[2]	2,457,039	129,265
Mastercard Inc., Class A	421,000	124,490
Other securities		1,347,369
		7,334,201

Communication services 19.45%
Facebook, Inc., Class A2	7,548,342	1,714,002
Netflix, Inc.[2]	3,476,160	1,581,792
Alphabet Inc., Class C2	504,547	713,233
Alphabet Inc., Class A2	60,216	85,389
Charter Communications, Inc., Class A2	879,480	448,570
T-Mobile US, Inc.[2]	4,061,000	422,953
Activision Blizzard, Inc.	5,286,790	401,267
Snap Inc., Class A2	9,330,000	219,162
Comcast Corp., Class A	5,046,197	196,701
Other securities		113,544
		5,896,613

Consumer discretionary 17.79%
Tesla, Inc.[2]	1,908,500	2,060,817
Amazon.com, Inc.[2]	595,716	1,643,473
Dollar General Corp.	1,743,646	332,182
Home Depot, Inc.	831,036	208,183
Toll Brothers, Inc.	3,800,000	123,842
Other securities		1,024,947
		5,393,444

Health care 15.71%
UnitedHealth Group Inc.	2,897,719	854,682
Intuitive Surgical, Inc.[2]	1,075,500	612,852
Regeneron Pharmaceuticals, Inc.[2]	842,500	525,425
Humana Inc.	1,084,800	420,631
Vertex Pharmaceuticals Inc.[2]	1,275,061	370,163
Centene Corp.[2]	3,835,000	243,714
Thermo Fisher Scientific Inc.	598,500	216,861
Seattle Genetics, Inc.[2]	1,248,154	212,086
ResMed Inc.	755,000	144,960
Other securities		1,163,370
		4,764,744

Financials 5.07%
Berkshire Hathaway Inc., Class B2	942,100	168,174
Intercontinental Exchange, Inc.	1,592,900	145,910
First Republic Bank	1,296,297	137,395
Other securities		1,086,595
		1,538,074

34	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Industrials 5.02%
TransDigm Group Inc.	736,200	$325,437
CSX Corp.	1,920,800	133,957
MTU Aero Engines AG1,2	745,782	128,891
Other securities		932,396
		1,520,681

Materials 2.94%
Franco-Nevada Corp. (CAD denominated)	1,147,206	160,259
Wheaton Precious Metals Corp.	2,833,400	124,811
Other securities		606,480
		891,550

Consumer staples 2.27%
Philip Morris International Inc.	1,985,900	139,132
Costco Wholesale Corp.	411,431	124,750
British American Tobacco PLC[1]	3,000,800	115,295
British American Tobacco PLC (ADR)	195,000	7,570
Other securities		302,284
		689,031

Real estate 1.43%
Equinix, Inc. REIT	356,975	250,703
American Tower Corp. REIT	501,188	129,577
Other securities		52,008
		432,288

Energy 1.19%
Other securities		359,863

Utilities 0.39%
Other securities		119,172

Total common stocks (cost: $14,123,528,000)		28,939,661

Preferred securities 0.08%
Information technology 0.08%
Other securities		25,573

Total preferred securities (cost: $27,479,000)		25,573

Rights & warrants 0.00%
Communication services 0.00%
T-Mobile US, Inc., rights, expire 2020[2]	3,611,200	607
		607

Total rights & warrants (cost: $0)		607

Convertible bonds & notes 0.13%	Principal amount (000)
Consumer staples 0.13%
Other securities		39,060

Total convertible bonds & notes (cost: $39,059,000)		39,060

American Funds Insurance Series	35

Growth Fund

Short-term securities 3.98%	Shares	Value (000)
Money market investments 3.98%
Capital Group Central Cash Fund 0.18%[3]	12,050,749	$1,205,195

Total short-term securities (cost: $1,205,162,000)		1,205,195
Total investment securities 99.64% (cost: $15,395,228,000)		30,210,096
Other assets less liabilities 0.36%		110,241

Net assets 100.00%		$30,320,337

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $46,931,000, an aggregate cost of $46,526,000, and which represented .15% of the net assets of the fund) were acquired from 12/21/2018 to 4/17/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security (with a value of $9,526,000, which represented .03% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,917,364,000, which represented 6.32% of the net assets of the fund. This amount includes $1,807,025,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

36	American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.05%	Shares	Value (000)
Consumer discretionary 16.11%
Alibaba Group Holding Ltd.[1,2]	10,117,800	$273,411
Alibaba Group Holding Ltd. (ADR)[2]	17,700	3,818
MercadoLibre, Inc.[2]	223,000	219,827
Sony Corp.[1]	2,242,700	153,583
Meituan Dianping, Class B1,2	3,440,364	76,422
Fast Retailing Co., Ltd.[1]	125,900	72,085
Galaxy Entertainment Group Ltd.[1]	9,826,000	66,717
adidas AG1,2	216,336	56,598
Delivery Hero SE1,2	547,143	55,747
Kering SA1	99,188	53,876
Other securities		406,812
		1,438,896

Financials 16.04%
AIA Group Ltd.[1]	39,521,100	367,826
HDFC Bank Ltd.[1]	17,086,200	243,557
HDFC Bank Ltd. (ADR)	531,294	24,153
Kotak Mahindra Bank Ltd.[1]	10,657,149	192,318
Ping An Insurance (Group) Co. of China, Ltd., Class H1	9,161,100	91,492
Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	6,185
BNP Paribas SA1,2	1,851,058	73,382
Axis Bank Ltd.[1]	10,492,355	57,203
Other securities		377,089
		1,433,205

Health care 15.93%
Chugai Pharmaceutical Company, Ltd.[1]	3,896,700	208,306
Daiichi Sankyo Company, Ltd.[1]	2,160,000	176,400
Novartis AG1	1,808,333	157,127
Alcon Inc.[1,2]	1,988,239	113,919
Takeda Pharmaceutical Company, Ltd.[1]	2,859,865	102,070
Grifols, SA, Class A, non-registered shares[1]	2,691,000	81,631
Grifols, SA, Class B (ADR)	793,690	14,477
Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	88,981
Fresenius SE & Co. KGaA[1,2]	1,740,654	85,920
Hikma Pharmaceuticals PLC[1]	2,371,000	65,169
WuXi Biologics (Cayman) Inc.[1,2]	2,304,000	42,216
WuXi Biologics (Cayman) Inc.[2]	1,065,000	18,825
Olympus Corp.[1]	2,963,000	57,068
Other securities		210,929
		1,423,038

Industrials 10.57%
Airbus SE, non-registered shares[1,2]	2,732,749	194,459
Recruit Holdings Co., Ltd.[1]	3,646,709	124,659
Knorr-Bremse AG, non-registered shares[1,2]	847,671	85,768
Safran SA1,2	681,300	68,152
Melrose Industries PLC[1]	45,834,933	64,602
NIBE Industrier AB, Class B1,2	2,534,550	55,936
Other securities		350,450
		944,026

Communication services 6.25%
SoftBank Group Corp.[1]	3,657,500	184,293
Tencent Holdings Ltd.[1]	2,179,387	139,990
Altice Europe NV, Class A1,2	13,236,760	50,964
Other securities		182,944
		558,191

American Funds Insurance Series	37

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.47%
Nestlé SA1	976,000	$107,824
Pernod Ricard SA1	536,814	84,371
Kirin Holdings Company, Ltd.[1]	2,605,800	54,954
Other securities		241,286
		488,435

Energy 4.20%
Reliance Industries Ltd.[1]	8,663,364	195,802
Reliance Industries Ltd., interim shares[1,2]	196,599	2,077
BP PLC[1]	13,959,863	53,053
Other securities		124,124
		375,056

Information technology 4.18%
ASML Holding NV1	373,435	136,893
PagSeguro Digital Ltd., Class A2	1,392,000	49,193
Other securities		187,660
		373,746

Utilities 3.86%
ENN Energy Holdings Ltd.[1]	14,004,000	157,281
E.ON SE1	7,101,000	79,835
China Gas Holdings Ltd.[1]	24,134,000	74,320
Other securities		33,159
		344,595

Materials 3.79%
Vale SA, ordinary nominative (ADR)	7,755,993	79,964
Vale SA, ordinary nominative	102,481	1,054
First Quantum Minerals Ltd.	6,215,400	49,537
Other securities		208,271
		338,826

Real estate 1.65%
China Overseas Land & Investment Ltd.[1]	17,790,000	53,723
Other securities		93,642
		147,365

Total common stocks (cost: $6,302,499,000)		7,865,379

Preferred securities 1.01%
Health care 0.62%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	55,587
		55,587

Energy 0.39%
Other securities		34,408

Total preferred securities (cost: $86,966,000)		89,995

Rights & warrants 0.27%
Health care 0.27%
Other securities		24,374

Total rights & warrants (cost: $21,623,000)		24,374

38	American Funds Insurance Series

International Fund

Convertible bonds & notes 0.03%	Principal amount (000)	Value (000)
Health care 0.03%
Other securities		$2,624

Total convertible bonds & notes (cost: $5,855,000)		2,624

Bonds, notes & other debt instruments 0.46%
Corporate bonds & notes 0.35%
Other 0.35%
Other securities		31,462

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Other securities		9,738

Total bonds, notes & other debt instruments (cost: $38,545,000)		41,200

Short-term securities 9.92%	Shares
Money market investments 9.92%
Capital Group Central Cash Fund 0.18%[3]	8,753,403	875,428
Goldman Sachs Financial Square Government Fund 0.15%[3,4]	10,827,238	10,827
		886,255

Total short-term securities (cost: $886,243,000)		886,255
Total investment securities 99.74% (cost: $7,341,731,000)		8,909,827
Other assets less liabilities 0.26%		23,140

Net assets 100.00%		$8,932,967

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $49,611,000, which represented .56% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities on loan. The total value of securities on loan was $11,451,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,037,313,000, which represented 78.78% of the net assets of the fund. This amount includes $7,012,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.
[4]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	39

New World Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 90.74%	Shares	Value (000)
Information technology 18.11%
Microsoft Corp.	451,633	$91,912
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,327,000	45,788
Mastercard Inc., Class A	145,400	42,995
PagSeguro Digital Ltd., Class A2	1,198,655	42,360
PayPal Holdings, Inc.[2]	208,035	36,246
Adobe Inc.[2]	74,959	32,630
Keyence Corp.[1]	76,200	31,815
ASML Holding NV1	84,165	30,853
Broadcom Inc.	91,846	28,988
StoneCo Ltd., Class A2	740,635	28,707
Visa Inc., Class A	130,469	25,203
Silergy Corp.[1]	357,000	23,168
Other securities		162,980
		623,645

Consumer discretionary 13.72%
Alibaba Group Holding Ltd.[1,2]	2,541,204	68,670
MercadoLibre, Inc.[2]	64,355	63,439
Naspers Ltd., Class N1	158,714	28,954
Delivery Hero SE1,2	281,369	28,668
LVMH Moët Hennessy-Louis Vuitton SE1	62,064	27,184
Meituan Dianping, Class B1,2	947,102	21,038
Galaxy Entertainment Group Ltd.[1]	2,944,000	19,989
Hermès International[1]	21,010	17,535
Other securities		197,128
		472,605

Health care 12.60%
Thermo Fisher Scientific Inc.	89,671	32,491
Zai Lab Ltd. (ADR)[2]	341,308	28,032
AstraZeneca PLC[1]	252,263	26,298
BioMarin Pharmaceutical Inc.[2]	180,963	22,320
Abbott Laboratories	222,506	20,344
Notre Dame Intermédica Participações SA	1,575,057	19,698
Other securities		284,950
		434,133

Financials 11.57%
Kotak Mahindra Bank Ltd.[1]	3,140,269	56,669
AIA Group Ltd.[1]	4,670,200	43,466
HDFC Bank Ltd.[1]	2,485,232	35,426
HDFC Bank Ltd. (ADR)	80,205	3,646
B3 SA - Brasil, Bolsa, Balcao	3,275,259	33,180
Sberbank of Russia PJSC (ADR)[1,2]	1,384,243	15,726
Sberbank of Russia PJSC (ADR)[2]	237,133	2,689
Société Générale[1,2]	1,090,697	18,146
XP Inc., Class A2	425,619	17,880
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,711,300	17,091
Other securities		154,652
		398,571

Communication services 9.91%
Tencent Holdings Ltd.[1]	1,292,200	83,003
Facebook, Inc., Class A2	224,314	50,935
Alphabet Inc., Class C2	29,315	41,440
Alphabet Inc., Class A2	6,339	8,989
Sea Ltd., Class A (ADR)[2]	366,159	39,267
Netflix, Inc.[2]	49,819	22,670
Other securities		95,102
		341,406

40	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Consumer staples 6.27%
Kweichow Moutai Co., Ltd., Class A1	276,007	$57,121
Nestlé SA1	220,716	24,384
Other securities		134,367
		215,872

Materials 5.59%
Vale SA, ordinary nominative	1,359,115	13,976
Vale SA, ordinary nominative (ADR)	1,244,771	12,833
Other securities		165,754
		192,563

Industrials 5.39%
Shanghai International Airport Co., Ltd., Class A1	2,645,527	26,833
Airbus SE, non-registered shares[1,2]	248,789	17,704
CCR SA, ordinary nominative	6,508,731	17,355
Other securities		123,791
		185,683

Energy 3.85%
Reliance Industries Ltd.[1]	3,061,067	69,184
Reliance Industries Ltd., interim shares[1,2]	201,053	2,124
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,191,104	34,660
Other securities		26,668
		132,636

Utilities 1.94%
China Gas Holdings Ltd.[1]	6,426,600	19,790
ENN Energy Holdings Ltd.[1]	1,704,800	19,147
Other securities		27,954
		66,891

Real estate 1.79%
Other securities		61,656

Total common stocks (cost: $2,345,591,000)		3,125,661

Preferred securities 1.03%
Energy 0.11%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	391,890	3,123
Petróleo Brasileiro SA (Petrobras), preferred nominative	195,166	774
		3,897

Other 0.92%
Other securities		31,650

Total preferred securities (cost: $30,146,000)		35,547

Rights & warrants 0.23%
Other 0.23%
Other securities		7,781

Total rights & warrants (cost: $3,911,000)		7,781

Convertible bonds & notes 0.00%	Principal amount (000)
Health care 0.00%
Other securities		133

Total convertible bonds & notes (cost: $121,000)		133

American Funds Insurance Series	41

New World Fund

Bonds, notes & other debt instruments 3.38%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
Other securities			$101,283

Corporate bonds & notes 0.41%
Communication services 0.04%
Tencent Holdings Ltd. 3.24%–3.98% 2029–2050[3]	BRL	980	1,035
Other securities			213
			1,248

Other 0.37%
Other securities			12,853

Total corporate bonds & notes			14,101

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities			864

Total bonds, notes & other debt instruments (cost: $115,629,000)			116,248

Short-term securities 4.68%		Shares
Money market investments 4.68%
Capital Group Central Cash Fund 0.18%[4]		1,531,568	153,172
Goldman Sachs Financial Square Government Fund 0.15%[4,5]		8,081,474	8,082
			161,254

Total short-term securities (cost: $161,255,000)			161,254
Total investment securities 100.06% (cost: $2,656,653,000)			3,446,624
Other assets less liabilities (0.06)%			(2,169)

Net assets 100.00%			$3,444,455

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $171,000, which represented less than .01% of the net assets of the fund. “Other securities” also includes securities on loan. The total value of securities on loan was $8,556,000, which represented ..25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

42	American Funds Insurance Series

New World Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[6]	Value at 6/30/2020 (000)	[7]	Unrealized appreciation at 6/30/2020 (000)
30 Year Ultra U.S. Treasury Bond Futures	Long	15	September 2020	$1,500		$3,272		$73

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD3,190	EUR2,830	Bank of New York Mellon	7/20/2020	$10
USD2,062	CNH14,620	Standard Chartered Bank	7/20/2020	(4)
				$6

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,876,796,000, which represented 54.49% of the net assets of the fund. This amount includes $1,863,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $47,913,000, which represented 1.39% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
CNH = Chinese yuan renminbi
EUR = Euros
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	43

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.13%	Shares	Value (000)
Health care 20.22%
Abbott Laboratories	3,635,500	$332,394
Amgen Inc.	1,258,510	296,832
Gilead Sciences, Inc.	3,005,712	231,260
AbbVie Inc.	2,227,460	218,692
UnitedHealth Group Inc.	574,000	169,301
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	127,416
Humana Inc.	172,700	66,964
Medtronic PLC	700,000	64,190
Stryker Corp.	296,800	53,480
Other securities		141,203
		1,701,732

Information technology 15.23%
Microsoft Corp.	2,498,500	508,470
Broadcom Inc.	951,400	300,271
Mastercard Inc., Class A	579,900	171,476
Apple Inc.	400,000	145,920
Intel Corp.	1,100,000	65,813
SS&C Technologies Holdings, Inc.	1,153,800	65,167
Other securities		24,369
		1,281,486

Industrials 12.24%
CSX Corp.	3,780,162	263,628
Raytheon Technologies Corp.	3,589,236	221,169
General Dynamics Corp.	980,000	146,471
Union Pacific Corp.	540,200	91,331
Illinois Tool Works Inc.	450,000	78,682
Carrier Global Corp.	2,817,000	62,594
L3Harris Technologies, Inc.	309,200	52,462
Other securities		113,518
		1,029,855

Energy 9.98%
EOG Resources, Inc.	4,588,100	232,433
Exxon Mobil Corp.	3,868,166	172,985
Baker Hughes Co., Class A	9,448,000	145,405
Diamondback Energy, Inc.	1,320,033	55,204
Pioneer Natural Resources Company	486,800	47,560
Other securities		186,359
		839,946

Consumer staples 9.67%
Constellation Brands, Inc., Class A	1,221,600	213,719
Philip Morris International Inc.	2,485,000	174,099
British American Tobacco PLC (ADR)	2,630,706	102,124
Altria Group, Inc.	2,092,000	82,111
Coca-Cola Company	1,250,000	55,850
PepsiCo, Inc.	400,000	52,904
Keurig Dr Pepper Inc.	1,746,500	49,600
Other securities		83,915
		814,322

Communication services 9.43%
Facebook, Inc., Class A1	1,478,100	335,632
Comcast Corp., Class A	5,789,400	225,671
Alphabet Inc., Class A1	80,975	114,826
Alphabet Inc., Class C1	3,000	4,241
Netflix, Inc.[1]	201,800	91,827
Other securities		21,560
		793,757

44	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)
Consumer discretionary 6.30%
Royal Caribbean Cruises Ltd.	2,011,200	$101,164
McDonald’s Corp.	500,000	92,235
Home Depot, Inc.	303,099	75,929
General Motors Company	2,901,500	73,408
Lowe’s Companies, Inc.	429,900	58,088
Other securities		129,340
		530,164

Financials 4.65%
JPMorgan Chase & Co.	1,269,000	119,362
American International Group, Inc.	2,597,300	80,984
Citigroup Inc.	1,290,000	65,919
Other securities		124,936
		391,201

Utilities 3.38%
Public Service Enterprise Group Inc.	2,888,000	141,974
Other securities		142,281
		284,255

Materials 2.19%
Linde PLC	782,200	165,912
Other securities		18,107
		184,019

Real estate 1.84%
Crown Castle International Corp. REIT	525,000	87,859
Other securities		67,519
		155,378

Total common stocks (cost: $6,644,891,000)		8,006,115

Rights & warrants 0.02%
Financials 0.02%
Other securities		1,612

Total rights & warrants (cost: $17,793,000)		1,612

Convertible stocks 0.71%
Other 0.71%
Other securities		60,007

Total convertible stocks (cost: $57,918,000)		60,007

Short-term securities 4.16%
Money market investments 4.16%
Capital Group Central Cash Fund 0.18%[2]	3,495,899	349,625

Total short-term securities (cost: $349,565,000)		349,625
Total investment securities 100.02% (cost: $7,070,167,000)		8,417,359
Other assets less liabilities (0.02)%		(1,690)

Net assets 100.00%		$8,415,669

American Funds Insurance Series	45

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

46	American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.02%	Shares	Value (000)
Information technology 17.72%
Microsoft Corp.	281,000	$57,186
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,912,800	51,987
PagSeguro Digital Ltd., Class A2	1,128,752	39,890
Apple Inc.	105,990	38,665
Broadcom Inc.	121,200	38,252
ASML Holding NV1	70,000	25,660
Other securities		87,750
		339,390

Financials 14.22%
Société Générale[1,2]	2,106,881	35,052
Fannie Mae[2]	13,706,000	29,742
Sberbank of Russia PJSC (ADR)[1,2]	1,710,000	19,427
AIA Group Ltd.[1]	1,753,000	16,315
UniCredit SpA[1,2]	1,686,696	15,485
B3 SA - Brasil, Bolsa, Balcao	1,500,000	15,196
DBS Group Holdings Ltd.[1]	1,005,000	15,033
Toronto-Dominion Bank (CAD denominated)	300,700	13,420
HDFC Bank Ltd.[1]	888,000	12,658
Discover Financial Services	249,000	12,472
Other securities		87,499
		272,299

Health care 12.30%
Novartis AG1	360,000	31,281
UnitedHealth Group Inc.	86,300	25,454
Allogene Therapeutics, Inc.[2]	461,000	19,740
Abbott Laboratories	171,000	15,635
Sarepta Therapeutics, Inc.[2]	94,500	15,152
Eli Lilly and Company	88,000	14,448
Centene Corp.[2]	202,000	12,837
Illumina, Inc.[2]	34,000	12,592
Boston Scientific Corp.[2]	351,000	12,324
Other securities		76,184
		235,647

Consumer discretionary 9.09%
LVMH Moët Hennessy-Louis Vuitton SE1	74,096	32,454
Home Depot, Inc.	75,500	18,914
Flutter Entertainment PLC (EUR denominated)[1]	126,077	16,549
Alibaba Group Holding Ltd.[1,2]	553,000	14,944
Other securities		91,293
		174,154

Industrials 8.83%
Airbus SE, non-registered shares[1,2]	607,200	43,208
Lockheed Martin Corp.	66,000	24,085
CCR SA, ordinary nominative	7,680,800	20,480
Safran SA1,2	123,500	12,354
Other securities		68,940
		169,067

Communication services 7.18%
Alphabet Inc., Class A2	21,800	30,914
Alphabet Inc., Class C2	7,000	9,895
Comcast Corp., Class A	546,000	21,283
Facebook, Inc., Class A2	65,000	14,760
Other securities		60,685
		137,537

American Funds Insurance Series	47

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Utilities 7.10%
E.ON SE1	3,644,000	$40,969
Enel SpA[1]	3,539,000	30,489
Ørsted AS1	215,107	24,808
Dominion Energy, Inc.	150,000	12,177
Other securities		27,512
		135,955

Energy 5.26%
Reliance Industries Ltd.[1]	1,606,099	36,300
Reliance Industries Ltd., interim shares[1,2]	107,073	1,131
EOG Resources, Inc.	652,000	33,030
Gazprom PJSC (ADR)[1]	3,431,000	18,479
Other securities		11,753
		100,693

Consumer staples 4.04%
Nestlé SA1	315,275	34,830
Other securities		42,560
		77,390

Materials 3.36%
Koninklijke DSM NV1	109,000	15,066
Fortescue Metals Group Ltd.[1]	1,441,882	13,835
Vale SA, ordinary nominative	1,320,000	13,573
Other securities		21,822
		64,296

Real estate 2.92%
Alexandria Real Estate Equities, Inc. REIT	103,000	16,712
Other securities		39,154
		55,866

Total common stocks (cost: $1,380,244,000)		1,762,294

Bonds, notes & other debt instruments 1.81%	Principal amount (000)
Corporate bonds & notes 1.81%
Communication services 1.81%
Sprint Corp. 7.25% 2021	$33,000	34,634

Total bonds, notes & other debt instruments (cost: $32,282,000)		34,634

Short-term securities 6.44%	Shares
Money market investments 6.44%
Capital Group Central Cash Fund 0.18%[3]	1,232,229	123,235

Total short-term securities (cost: $123,219,000)		123,235
Total investment securities 100.27% (cost: $1,535,745,000)		1,920,163
Other assets less liabilities (0.27)%		(5,094)

Net assets 100.00%		$1,915,069

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

48	American Funds Insurance Series

Global Growth and Income Fund

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD7,220	AUD10,500	Standard Chartered Bank	7/10/2020	$(27)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $859,944,000, which represented 44.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR = Euros

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	49

Growth-Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.90%	Shares	Value (000)
Information technology 17.83%
Microsoft Corp.	9,389,500	$1,910,857
Broadcom Inc.	2,606,134	822,522
Intel Corp.	6,447,300	385,742
Mastercard Inc., Class A	1,269,700	375,450
Autodesk, Inc.[1]	921,000	220,294
Visa Inc., Class A	1,093,800	211,289
Accenture PLC, Class A	890,900	191,294
Adobe Inc.[1]	375,900	163,633
Other securities		1,774,661
		6,055,742

Health care 16.77%
Gilead Sciences, Inc.	11,967,500	920,779
UnitedHealth Group Inc.	2,545,641	750,837
Abbott Laboratories	6,125,669	560,070
Amgen Inc.	2,030,500	478,914
Merck & Co., Inc.	3,038,880	234,997
Seattle Genetics, Inc.[1]	1,242,606	211,144
AstraZeneca PLC[2]	1,631,800	170,110
AstraZeneca PLC (ADR)	721,200	38,144
Eli Lilly and Company	1,077,600	176,920
Other securities		2,153,303
		5,695,218

Communication services 14.54%
Facebook, Inc., Class A1	8,465,200	1,922,192
Netflix, Inc.[1]	1,945,925	885,474
Alphabet Inc., Class C1	296,784	419,537
Alphabet Inc., Class A1	288,980	409,788
Comcast Corp., Class A	10,924,800	425,849
Charter Communications, Inc., Class A1	401,569	204,816
Verizon Communications Inc.	3,001,600	165,478
Other securities		503,307
		4,936,441

Industrials 9.14%
Northrop Grumman Corp.	733,200	225,415
BWX Technologies, Inc.	3,880,911	219,815
CSX Corp.	3,131,000	218,356
L3Harris Technologies, Inc.	1,035,500	175,693
Norfolk Southern Corp.	964,300	169,302
Woodward, Inc.	2,086,500	161,808
Other securities		1,934,101
		3,104,490

Financials 8.69%
Intercontinental Exchange, Inc.	3,183,555	291,614
CME Group Inc., Class A	1,779,800	289,289
JPMorgan Chase & Co.	2,584,530	243,101
Aon PLC, Class A	1,214,800	233,970
Marsh & McLennan Companies, Inc.	2,162,201	232,155
Nasdaq, Inc.	1,719,600	205,441
Moody’s Corp.	674,558	185,321
Other securities		1,268,303
		2,949,194

Consumer discretionary 6.48%
Amazon.com, Inc.[1]	395,030	1,089,817
Lowe’s Companies, Inc.	1,360,900	183,885
Other securities		926,728
		2,200,430

50	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
Consumer staples 5.98%
British American Tobacco PLC[2]	8,069,260	$310,032
British American Tobacco PLC (ADR)	479,440	18,612
Keurig Dr Pepper Inc.	8,760,935	248,811
Philip Morris International Inc.	2,743,640	192,219
Carlsberg A/S, Class B2	1,326,568	175,240
Other securities		1,087,456
		2,032,370

Materials 4.13%
Celanese Corp.	2,996,633	258,729
Linde PLC	892,800	189,372
LyondellBasell Industries NV	2,453,100	161,218
Other securities		792,562
		1,401,881

Energy 3.74%
Chevron Corp.	2,625,200	234,247
Other securities		1,034,631
		1,268,878

Utilities 2.88%
CenterPoint Energy, Inc.[3]	11,210,255	209,296
CenterPoint Energy, Inc.	1,111,000	20,742
Other securities		746,495
		976,533

Real estate 2.72%
Equinix, Inc. REIT	555,418	390,070
Crown Castle International Corp. REIT	1,418,300	237,353
Other securities		296,588
		924,011

Total common stocks (cost: $22,200,125,000)		31,545,188

Convertible stocks 0.92%
Information technology 0.26%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	78,400	87,365

Other 0.66%
Other securities		224,617

Total convertible stocks (cost: $268,527,000)		311,982

Bonds, notes & other debt instruments 0.12%	Principal amount (000)
Corporate bonds & notes 0.12%
Other 0.12%
Other securities		39,975

Total corporate bonds & notes		39,975

Total bonds, notes & other debt instruments (cost: $38,346,000)		39,975

American Funds Insurance Series	51

Growth-Income Fund

Short-term securities 6.14%	Shares	Value (000)
Money market investments 6.14%
Capital Group Central Cash Fund 0.18%[4]	20,848,370	$2,085,046

Total short-term securities (cost: $2,084,942,000)		2,085,046
Total investment securities 100.08% (cost: $24,591,940,000)		33,982,191
Other assets less liabilities (0.08)%		(27,852)

Net assets 100.00%		$33,954,339

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

					Net	Net		Value of
					realized	unrealized	Dividend	affiliate at
	Beginning			Ending	loss	depreciation	income	6/30/2020
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[5]	5,414,670	279,000	1,812,759	3,880,911	$(16,774)	$(23,515)	$1,697	$—

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,744,357,000, which represented 8.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $243,073,000, which represented .72% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Unaffiliated issuer at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52	American Funds Insurance Series

International Growth and Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.70%	Shares	Value (000)
Financials 18.26%
HDFC Bank Ltd.[1]	2,457,600	$35,032
Zurich Insurance Group AG1	92,200	32,470
AIA Group Ltd.[1]	2,338,600	21,766
Banco Santander, SA1	8,856,538	21,597
ING Groep NV1	2,789,300	19,377
Insurance Australia Group Ltd.[1]	3,666,000	14,654
B3 SA - Brasil, Bolsa, Balcao	1,302,000	13,190
Sberbank of Russia PJSC (ADR)[1,2]	999,000	11,350
Sony Financial Holdings Inc.[1]	410,400	9,877
Other securities		58,197
		237,510

Industrials 14.69%
Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,361
Aena SME, SA, non-registered shares[1,2]	121,450	16,168
Airbus SE, non-registered shares[1,2]	216,160	15,382
ASSA ABLOY AB, Class B1	681,100	13,829
SAAB AB, Class B1,2	510,000	12,711
Singapore Technologies Engineering Ltd[1]	5,270,000	12,506
Deutsche Post AG1,2	342,000	12,476
Recruit Holdings Co., Ltd.[1]	350,100	11,968
Airports of Thailand PCL, foreign registered[1]	5,250,000	10,297
Other securities		54,440
		191,138

Health care 12.55%
Novartis AG1	502,545	43,667
Daiichi Sankyo Company, Ltd.[1]	453,000	36,995
Takeda Pharmaceutical Company, Ltd.[1]	518,353	18,500
Fresenius SE & Co. KGaA[1,2]	283,701	14,004
Chugai Pharmaceutical Company, Ltd.[1]	228,900	12,236
Aier Eye Hospital Group Co., Ltd., Class A1	1,784,955	11,008
Other securities		26,926
		163,336

Consumer discretionary 11.14%
Sony Corp.[1]	498,900	34,165
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	21,024
GVC Holdings PLC[1]	1,975,100	18,097
Galaxy Entertainment Group Ltd.[1]	2,365,000	16,058
Kering SA1	29,000	15,752
Taylor Wimpey PLC[1]	7,352,400	12,971
Alibaba Group Holding Ltd.[1,2]	430,800	11,641
Other securities		15,234
		144,942

Utilities 9.15%
E.ON SE1	3,629,500	40,806
SSE PLC[1]	1,320,450	22,295
ENN Energy Holdings Ltd.[1]	1,658,000	18,621
National Grid PLC[1]	887,664	10,870
Ørsted AS1	92,807	10,703
Other securities		15,821
		119,116

Communication services 6.65%
SoftBank Group Corp.[1]	580,800	29,265
Yandex NV, Class A2	470,000	23,509
Tencent Holdings Ltd.[1]	297,700	19,123
Other securities		14,575
		86,472

American Funds Insurance Series	53

International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Information technology 4.03%
SUMCO Corp.[1]	1,230,000	$18,830
ASML Holding NV1	47,800	17,522
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,520,000	16,085
		52,437

Consumer staples 3.89%
British American Tobacco PLC[1]	548,402	21,070
Imperial Brands PLC[1]	557,516	10,617
Other securities		18,953
		50,640

Materials 3.83%
Rio Tinto PLC[1]	243,800	13,719
UPL Ltd.[1,2]	2,118,000	11,961
Air Liquide SA, non-registered shares[1]	79,200	11,412
Other securities		12,780
		49,872

Real estate 2.80%
Sun Hung Kai Properties Ltd.[1]	1,241,000	15,816
CK Asset Holdings Ltd.[1]	2,626,000	15,615
Other securities		4,943
		36,374

Energy 1.71%
Other securities		22,204

Total common stocks (cost: $1,056,951,000)		1,154,041

Preferred securities 0.50%
Energy 0.50%
Other securities		6,478

Total preferred securities (cost: $5,126,000)		6,478

Rights & warrants 0.62%
Health care 0.62%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,3]	958,500	5,734
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,2,3]	382,799	2,290
		8,024

Total rights & warrants (cost: $8,134,000)		8,024

Bonds, notes & other debt instruments 0.66%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Other securities		4,738

Corporate bonds & notes 0.29%
Health care 0.29%
Other securities		3,823

Total bonds, notes & other debt instruments (cost: $9,513,000)		8,561

54	American Funds Insurance Series

International Growth and Income Fund

Short-term securities 9.32%	Shares	Value (000)
Money market investments 9.32%
Capital Group Central Cash Fund 0.18%[4]	1,213,278	$121,340

Total short-term securities (cost: $121,328,000)		121,340
Total investment securities 99.80% (cost: $1,201,052,000)		1,298,444
Other assets less liabilities 0.20%		2,540

Net assets 100.00%		$1,300,984

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,088,755,000, which represented 83.69% of the net assets of the fund. This amount includes $1,080,727,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,918,000, which represented .76% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	55

Capital Income Builder
Summary investment portfolio June 30, 2020	unaudited

Common stocks 70.00%	Shares	Value (000)
Health care 11.51%
Gilead Sciences, Inc.	302,403	$23,267
AbbVie Inc.	225,462	22,136
Amgen Inc.	75,995	17,924
GlaxoSmithKline PLC[1]	865,174	17,530
Novartis AG1	152,562	13,256
AstraZeneca PLC[1]	52,858	5,510
AstraZeneca PLC (ADR)	11,454	606
Other securities		10,470
		110,699

Consumer staples 9.86%
British American Tobacco PLC[1]	550,162	21,138
Philip Morris International Inc.	262,907	18,419
Coca-Cola Company	207,076	9,252
General Mills, Inc.	130,025	8,016
Nestlé SA1	58,460	6,458
Altria Group, Inc.	131,620	5,166
Other securities		26,345
		94,794

Utilities 9.02%
Dominion Energy, Inc.	177,399	14,401
National Grid PLC[1]	720,349	8,821
Iberdrola, SA, non-registered shares[1]	716,931	8,304
E.ON SE1	734,500	8,258
SSE PLC[1]	443,987	7,496
EDP - Energias de Portugal, SA1	1,291,886	6,161
Enel SpA[1]	619,762	5,339
Other securities		27,908
		86,688

Financials 9.00%
Zurich Insurance Group AG1	25,819	9,093
CME Group Inc., Class A	41,952	6,819
Münchener Rückversicherungs-Gesellschaft AG1	20,578	5,340
Truist Financial Corp.	139,222	5,228
JPMorgan Chase & Co.	50,001	4,703
DBS Group Holdings Ltd.[1]	312,400	4,673
Other securities		50,676
		86,532

Information technology 8.08%
Broadcom Inc.	84,199	26,574
Microsoft Corp.	96,458	19,630
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	790,800	8,368
Intel Corp.	82,778	4,953
Other securities		18,178
		77,703

Real estate 6.15%
Crown Castle International Corp. REIT	117,596	19,680
Digital Realty Trust, Inc. REIT	37,881	5,383
CK Asset Holdings Ltd.[1]	891,000	5,298
Other securities		28,763
		59,124

56	American Funds Insurance Series

Capital Income Builder

Common stocks	Shares	Value (000)
Energy 4.40%
Chevron Corp.	108,909	$9,718
TC Energy Corp. (CAD denominated)	133,253	5,693
TC Energy Corp.	36,765	1,576
Enbridge Inc. (CAD denominated)	216,401	6,580
Other securities		18,693
		42,260

Communication services 4.26%
Verizon Communications Inc.	143,888	7,933
BCE Inc. (CAD denominated)	179,328	7,479
Nippon Telegraph and Telephone Corp.[1]	208,800	4,861
Other securities		20,643
		40,916

Industrials 3.74%
United Parcel Service, Inc., Class B	63,582	7,069
Raytheon Technologies Corp.	80,975	4,990
Other securities		23,888
		35,947

Materials 2.91%
Dow Inc.	181,570	7,401
Other securities		20,591
		27,992

Consumer discretionary 1.07%
Other securities		10,286

Total common stocks (cost: $613,582,000)		672,941

Preferred securities 0.09%
Information technology 0.09%
Other securities		808

Total preferred securities (cost: $689,000)		808

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[2]

Total rights & warrants (cost: $0)		—	[2]

Convertible stocks 1.36%
Utilities 0.44%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	912
Other securities		3,302
		4,214

Information technology 0.42%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	3,638	4,054

Real estate 0.15%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	968	1,438

American Funds Insurance Series	57

Capital Income Builder

Convertible stocks (continued)	Shares	Value (000)
Other 0.35%
Other securities		$3,389

Total convertible stocks (cost: $12,012,000)		13,095

Convertible bonds & notes 0.06%	Principal amount (000)
Consumer discretionary 0.06%
Other securities		544

Total convertible bonds & notes (cost: $541,000)		544

Bonds, notes & other debt instruments 24.34%
U.S. Treasury bonds & notes 8.96%
U.S. Treasury 8.11%
U.S. Treasury 0.125% 2022	$20,800	20,788
U.S. Treasury 0.375% 2025	13,757	13,819
U.S. Treasury 2.00% 2025[3]	13,200	14,334
U.S. Treasury 1.875% 2026	6,300	6,849
U.S. Treasury 0.13%–2.00% 2022–2050[3]	21,458	22,216
		78,006

U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Securities 0.13%–0.25% 2025–2050[3,4]	7,611	8,156

Total U.S. Treasury bonds & notes		86,162

Mortgage-backed obligations 7.22%
Federal agency mortgage-backed obligations 6.75%
Fannie Mae Pool #MA4042 2.00% 2035[5]	15,895	16,458
Fannie Mae Pool #CA5540 3.00% 2050[5]	5,581	5,932
Fannie Mae 3.50%–5.00% 2033–2049[5]	4,496	4,901
Freddie Mac Pool #SD7512 3.00% 2050[5]	7,699	8,199
Freddie Mac 3.50%–4.50% 2048–2049[5]	1,453	1,576
Uniform Mortgage-Backed Security 3.50% 2050[5,6]	10,080	10,601
Uniform Mortgage-Backed Securities 2.50%–3.00% 2035[5,6]	4,125	4,319
Other securities		12,852
		64,838

Other 0.47%
Other securities		4,574

Total mortgage-backed obligations		69,412

Corporate bonds & notes 6.98%
Utilities 1.01%
Virginia Electric and Power Co. 4.00% 2046	85	102
Other securities		9,599
		9,701

Health care 1.01%
AbbVie Inc. 2.95%–4.25% 2026–2049[7]	461	515
Amgen Inc. 3.375% 2050	150	165
Novartis Capital Corp. 1.75%–2.00% 2025–2027	328	345
Other securities		8,628
		9,653

58	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer staples 0.50%
British American Tobacco PLC 3.22%–4.91% 2026–2049	$1,540	$1,705
Philip Morris International Inc. 3.375% 2029	450	512
Other securities		2,534
		4,751

Information technology 0.40%
Broadcom Corp. 3.875% 2027	370	400
Broadcom Inc. 5.00% 2030[7]	805	927
Other securities		2,507
		3,834

Other 4.06%
Other securities		39,138

Total corporate bonds & notes		67,077

Bonds & notes of governments & government agencies outside the U.S. 0.14%
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Other securities		1,339

Other bonds & notes 1.04%
Other securities		10,027

Total bonds, notes & other debt instruments (cost: $225,620,000)		234,017

Short-term securities 5.56%	Shares
Money market investments 5.56%
Capital Group Central Cash Fund 0.18%[8]	500,631	50,070
Goldman Sachs Financial Square Government Fund 0.15%[8,9]	3,395,926	3,396
		53,466

Total short-term securities (cost: $53,463,000)		53,466
Total investment securities 101.41% (cost: $905,907,000)		974,871
Other assets less liabilities (1.41)%		(13,570)

Net assets 100.00%		$961,301

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities on loan. The total value of securities on loan was $3,593,000, which represented .37% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

American Funds Insurance Series	59

Capital Income Builder

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount [10]	6/30/2020 [11]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	130	September 2020	$(32,500)	$(32,414)	$(12)
90 Day Euro Dollar Futures	Short	80	March 2021	(20,000)	(19,960)	(7)
90 Day Euro Dollar Futures	Short	168	March 2022	(42,000)	(41,924)	(15)
2 Year U.S. Treasury Note Futures	Long	15	October 2020	3,000	3,312	1
5 Year U.S. Treasury Note Futures	Long	91	October 2020	9,100	11,442	30
10 Year U.S. Treasury Note Futures	Short	23	September 2020	(2,300)	(3,201)	(12)
10 Year Ultra U.S. Treasury Note Futures	Short	31	September 2020	(3,100)	(4,882)	(24)
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	18
30 Year Ultra U.S. Treasury Bond Futures	Long	56	September 2020	5,600	12,217	114
						$93

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
MXN2,100	USD95	Goldman Sachs	7/20/2020	$(4)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2020	paid	at 6/30/2020
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$— [2]	$—	$— [2]
3-month USD-LIBOR	0.337%	5/18/2025	21,500	(19)	—	(19)
U.S. EFFR	0.1275%	6/25/2025	2,700	(6)	—	(6)
U.S. EFFR	0.0975%	6/30/2025	1,460	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,190	(1)	—	(1)
U.S. EFFR	0.105%	6/30/2025	2,700	(2)	—	(2)
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	26	—	26
3-month USD-LIBOR	0.807%	5/18/2050	1,800	55	—	55
					$—	$52

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
				Value at	Upfront	appreciation
Receive/		Expiration	Notional	6/30/2020	receipts	at 6/30/2020
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,444	$(24)	$(251)	$227

60	American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $273,388,000, which represented 28.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,514,000, which represented .26% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,007,000, which represented 2.29% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 6/30/2020.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$= U.S. dollars

See notes to financial statements.

American Funds Insurance Series	61

Asset Allocation Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 59.62%	Shares	Value (000)
Information technology 14.52%
Microsoft Corp.	5,441,900	$1,107,481
Broadcom Inc.	1,490,000	470,259
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	343,839
ASML Holding NV (New York registered) (ADR)	795,900	292,915
ASML Holding NV1	70,000	25,661
MKS Instruments, Inc.	2,200,000	249,128
VeriSign, Inc.[2]	1,100,000	227,513
Dell Technologies Inc., Class C2	3,250,000	178,555
Other securities		938,740
		3,834,091

Health care 11.48%
Johnson & Johnson	3,885,000	546,348
UnitedHealth Group Inc.	1,322,300	390,012
Humana Inc.	965,000	374,179
Gilead Sciences, Inc.	3,647,800	280,662
Cigna Corp.	1,275,000	239,254
Abbott Laboratories	2,200,000	201,146
Thermo Fisher Scientific Inc.	507,000	183,706
Vertex Pharmaceuticals Inc.[2]	550,000	159,670
Other securities		655,341
		3,030,318

Financials 9.23%
Chubb Ltd.	2,200,000	278,564
First Republic Bank	1,980,000	209,860
CME Group Inc., Class A	977,200	158,834
Apollo Global Management, Inc., Class A	2,769,732	138,265
Bank of America Corp.	5,750,000	136,563
JPMorgan Chase & Co.	1,400,000	131,684
Other securities		1,383,859
		2,437,629

Consumer discretionary 5.26%
Amazon.com, Inc.[2]	171,400	472,862
Home Depot, Inc.	1,113,000	278,818
Aramark	8,000,000	180,560
Other securities		456,858
		1,389,098

Consumer staples 4.83%
Philip Morris International Inc.	7,343,000	514,451
Nestlé SA1	3,130,000	345,787
Nestlé SA (ADR)	900,000	99,396
Altria Group, Inc.	3,300,000	129,525
Other securities		184,718
		1,273,877

Industrials 4.16%
Northrop Grumman Corp.	1,249,400	384,115
Lockheed Martin Corp.	663,000	241,942
CSX Corp.	2,038,000	142,130
L3Harris Technologies, Inc.	791,100	134,226
Other securities		195,431
		1,097,844

Communication services 3.72%
Charter Communications, Inc., Class A2	727,126	370,863
Facebook, Inc., Class A2	952,100	216,194
Other securities		394,665
		981,722

62	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Materials 2.86%
Dow Inc.	4,800,000	$195,648
LyondellBasell Industries NV	2,368,100	155,631
Other securities		404,438
		755,717

Utilities 1.48%
Enel SpA[1]	24,000,000	206,764
CMS Energy Corp.	2,284,700	133,472
Other securities		49,295
		389,531

Energy 1.28%
Other securities		337,131

Real estate 0.80%
Crown Castle International Corp. REIT	755,000	126,349
Other securities		84,827
		211,176

Total common stocks (cost: $10,640,057,000)		15,738,134

Rights & warrants 0.00%
Other 0.00%
Other securities		133

Total rights & warrants (cost: $181,000)		133

Convertible stocks 0.63%
Information technology 0.25%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	66,861

Other 0.38%
Other securities		100,262

Total convertible stocks (cost: $154,257,000)		167,123

Convertible bonds & notes 0.00%	Principal amount (000)
Communication services 0.00%
Other securities		71

Total convertible bonds & notes (cost: $101,000)		71

Bonds, notes & other debt instruments 33.05%
Corporate bonds & notes 13.30%
Financials 2.36%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$7,405	8,053
Other securities		615,296
		623,349

Health care 1.99%
UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,200	17,007
Other securities		510,034
		527,041

American Funds Insurance Series	63

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Utilities 1.78%
Other securities		$470,370

Communication services 1.39%
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80%–5.75% 2025–2051[3]	$32,594	33,583
Other securities		333,739
		367,322

Industrials 1.04%
Northrop Grumman Corp. 2.55%–5.25% 2022–2050	13,454	15,313
Other securities		258,848
		274,161

Consumer discretionary 0.92%
Amazon.com, Inc. 1.50%–2.80% 2023–2060	11,555	11,823
Home Depot, Inc. 2.70%–4.50% 2028–2050	19,294	22,364
Other securities		209,411
		243,598

Consumer staples 0.82%
Nestlé Holdings, Inc. 3.35% 2023[3]	750	816
Philip Morris International Inc. 1.88%–3.38% 2021–2030	13,663	14,607
Other securities		200,236
		215,659

Information technology 0.80%
Broadcom Corp. 3.875% 2027	3,060	3,311
Broadcom Inc. 3.13%–5.00% 2022–2030[3]	45,777	51,495
Broadcom Ltd. 3.50%–3.63% 2024–2028	2,187	2,329
Microsoft Corp. 2.53%–4.20% 2027–2050	11,250	13,861
Other securities		141,396
		212,392

Other 2.20%
Other securities		578,658

Total corporate bonds & notes		3,512,550

U.S. Treasury bonds & notes 10.32%
U.S. Treasury 8.67%
U.S. Treasury 2.50% 2021	200,000	202,718
U.S. Treasury 2.50% 2024	225,000	243,475
U.S. Treasury 1.375% 2025	131,900	138,562
U.S. Treasury 0.625% 2030	174,477	173,945
U.S. Treasury 2.375% 2049[4]	103,700	128,014
U.S. Treasury 2.00% 2050[4]	131,548	150,590
U.S. Treasury 0.13%–3.00% 2020–2049[4]	1,195,247	1,252,209
		2,289,513

U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	100,974	135,026
U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2024–2050[4,5]	278,644	300,565
		435,591

Total U.S. Treasury bonds & notes		2,725,104

Mortgage-backed obligations 8.55%
Federal agency mortgage-backed obligations 8.24%
Fannie Mae 0%–7.50% 2021–2049[6,7]	284,078	304,340
Government National Mortgage Assn. 2.50% 2050[6,8]	127,582	133,981
Government National Mortgage Assn. 3.00%–4.50% 2048–2050[6,8]	333,349	353,346
Uniform Mortgage-Backed Security 2.50% 2050[6,8]	213,217	221,323

64	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2050[6,8]	$203,153	$213,613
Uniform Mortgage-Backed Security 3.50% 2050[6,8]	147,711	155,364
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[6,8]	386,355	404,676
Other securities		387,369
		2,174,012

Other 0.31%
Other securities		82,566

Total mortgage-backed obligations		2,256,578

Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	14,005

Other 0.83%
Other securities		217,692

Total bonds, notes & other debt instruments (cost: $8,377,384,000)		8,725,929

Short-term securities 11.51%	Shares
Money market investments 11.51%
Capital Group Central Cash Fund 0.18%[9]	29,928,879	2,993,187
Goldman Sachs Financial Square Government Fund 0.15%[9,10]	45,304,569	45,304
		3,038,491

Total short-term securities (cost: $3,038,192,000)		3,038,491
Total investment securities 104.81% (cost: $22,210,172,000)		27,669,881
Other assets less liabilities (4.81)%		(1,271,034)

Net assets 100.00%		$26,398,847

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,597,000, which represented .15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $9,374,000, an aggregate cost of $9,168,000, and which represented .04% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	65

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[11]	Value at 6/30/2020 (000)	[12]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	3,513	October 2020	$702,600		$775,769		$121
5 Year U.S. Treasury Note Futures	Long	1,746	October 2020	174,600		219,546		568
10 Year U.S. Treasury Note Futures	Long	35	September 2020	3,500		4,871		19
10 Year Ultra U.S. Treasury Note Futures	Short	1,117	September 2020	(111,700)		(175,910)		(726)
20 Year U.S. Treasury Bond Futures	Long	911	September 2020	91,100		162,670		709
30 Year Ultra U.S. Treasury Bond Futures	Long	280	September 2020	28,000		61,084		57
								$748

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$—	[13]

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.29%
Information technology 0.00%
MKS Instruments, Inc.[14]	2,800,000	200,000	800,000	2,200,000	$13,498	$967	$1,160	$—
Health care 0.04%
NuCana PLC (ADR)[2,15]	1,189,677	742,476	—	1,932,153	—	(694)	—	10,434
Consumer discretionary 0.25%
Kontoor Brands, Inc.	3,250,000	450,000	—	3,700,000	—	(79,883)	1,820	65,897
Total 0.29%					$13,498	$(79,610)	$2,980	$76,331

66	American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,138,575,000, which represented 4.31% of the net assets of the fund. This amount includes $1,119,010,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,109,444,000, which represented 4.20% of the net assets of the fund.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,317,000, which represented .04% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
[13]	Amount less than one thousand.
[14]	Unaffiliated issuer at 6/30/2020.
[15]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $47,984,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	67

Global Balanced Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 58.88%	Shares	Value (000)
Information technology 13.45%
ASML Holding NV1	32,700	$11,986
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	860,000	9,101
Broadcom Inc.	26,895	8,488
Microsoft Corp.	40,420	8,226
PagSeguro Digital Ltd., Class A2	154,528	5,461
Tokyo Electron Ltd.[1]	11,800	2,896
Visa Inc., Class A	14,600	2,820
Keyence Corp.[1]	5,800	2,422
Other securities		4,189
		55,589

Health care 11.13%
AstraZeneca PLC[1]	102,050	10,638
Merck & Co., Inc.	116,325	8,995
Humana Inc.	14,800	5,739
Coloplast A/S, Class B1	23,150	3,589
Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	3,099
Pfizer Inc.	78,500	2,567
UnitedHealth Group Inc.	8,045	2,373
Other securities		9,011
		46,011

Consumer staples 8.31%
Philip Morris International Inc.	110,300	7,728
Nestlé SA1	59,100	6,529
British American Tobacco PLC[1]	156,300	6,005
Altria Group, Inc.	131,700	5,169
Keurig Dr Pepper Inc.	106,000	3,010
Other securities		5,883
		34,324

Financials 7.35%
Zurich Insurance Group AG1	13,940	4,909
Berkshire Hathaway Inc., Class A2	16	4,277
JPMorgan Chase & Co.	43,800	4,120
B3 SA - Brasil, Bolsa, Balcao	376,000	3,809
BlackRock, Inc.	5,730	3,118
S&P Global Inc.	8,000	2,636
Other securities		7,504
		30,373

Industrials 5.82%
Lockheed Martin Corp.	7,300	2,664
SMC Corp.[1]	5,000	2,552
Boeing Company	12,700	2,328
Other securities		16,515
		24,059

Consumer discretionary 4.40%
Home Depot, Inc.	20,475	5,129
Amazon.com, Inc.[2]	1,375	3,793
Alibaba Group Holding Ltd.[1,2]	109,600	2,962
Ocado Group PLC[1,2]	109,500	2,749
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,525
Other securities		1,012
		18,170

68	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)
Real estate 2.90%
Crown Castle International Corp. REIT	23,940	$4,006
Equinix, Inc. REIT	3,755	2,637
American Tower Corp. REIT	9,800	2,534
Other securities		2,810
		11,987

Materials 2.57%
Givaudan SA1	815	3,031
Other securities		7,610
		10,641

Communication services 2.24%
Alphabet Inc., Class C2	2,160	3,053
Verizon Communications Inc.	49,500	2,729
Nintendo Co., Ltd.[1]	5,700	2,536
Other securities		955
		9,273

Other 0.71%
Other securities		2,918

Total common stocks (cost: $183,353,000)		243,345

Bonds, notes & other debt instruments 36.11%	Principal amount (000)
U.S. Treasury bonds & notes 14.20%
U.S. Treasury 12.41%
U.S. Treasury 0.375% 2022	$9,765	9,802
U.S. Treasury 0.50% 2025	9,785	9,888
U.S. Treasury 1.50% 2030[3]	14,168	15,312
U.S. Treasury 2.375% 2049[3]	6,898	8,515
U.S. Treasury 1.88%–2.88% 2022–2050[3]	6,900	7,789
		51,306

U.S. Treasury inflation-protected securities 1.79%
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	3,352	3,825
U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2029–2049[3,4]	2,818	3,558
		7,383

Total U.S. Treasury bonds & notes		58,689

Bonds & notes of governments & government agencies outside the U.S. 14.14%
Germany (Federal Republic of) 0%–0.50% 2025–2050[4]	€3,639	4,289
Japan, Series 346, 0.10% 2027	¥304,250	2,856
Japan, Series 358, 0.10% 2030	488,100	4,555
Japan 0.10%–1.70% 2020–2044[4]	988,369	9,557
Other securities		37,193
		58,450

Corporate bonds & notes 6.06%
Financials 1.47%
JPMorgan Chase & Co. 2.55%–4.49% 2021–2031[5]	484	547
Other securities		5,531
		6,078

Utilities 1.31%
Berkshire Hathaway Energy Co. 3.70% 2030[6]	25	29
Other securities		5,367
		5,396

American Funds Insurance Series	69

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 0.79%
AstraZeneca PLC 3.50% 2023	¥150	$162
Other securities		3,118
		3,280

Consumer discretionary 0.57%
Amazon.com, Inc. 2.50%–3.15% 2024–2050	525	552
Other securities		1,791
		2,343

Consumer staples 0.45%
Altria Group, Inc. 1.00%–2.20% 2023–2027	€380	445
British American Tobacco PLC 3.22%–4.76% 2026–2049	$380	413
Reynolds American Inc. 4.00% 2022	15	16
Other securities		981
		1,855

Information technology 0.16%
Broadcom Inc. 3.15%–4.15% 2025–2030[6]	140	151
Microsoft Corp. 2.40% 2026	187	204
Other securities		311
		666

Other 1.31%
Other securities		5,425

Total corporate bonds & notes		25,043

Mortgage-backed obligations 1.64%
Federal agency mortgage-backed obligations 1.10%
Uniform Mortgage-Backed Security 2.50% 2050[7,8]	2,653	2,754
Uniform Mortgage-Backed Securities 3.50%–4.00% 2050[7,8]	1,321	1,395
Other securities		351
		4,500

Other mortgage-backed securities 0.54%
Other securities		2,285

Total mortgage-backed obligations		6,785

Other 0.07%
Other securities		287

Total bonds, notes & other debt instruments (cost: $145,164,000)		149,254

Short-term securities 5.67%
Money market investments 5.67%
Capital Group Central Cash Fund 0.18%[9]	234,095	23,412

Total short-term securities (cost: $23,409,000)		23,412
Total investment securities 100.66% (cost: $351,926,000)		416,011
Other assets less liabilities (0.66)%		(2,723)

Net assets 100.00%		$413,288

70	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

		Number of		Notional amount	[10]	Value at 6/30/2020	[11]	Unrealized appreciation (depreciation) at 6/30/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
5 Year U.S. Treasury Note Futures	Long	15	October 2020	$1,500		$1,886		$6
10 Year Ultra U.S. Treasury Note Futures	Short	6	September 2020	(600)		(945)		(5)
								$1

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
CZK12,000	EUR445	JPMorgan Chase	7/2/2020	$6
EUR451	CZK12,000	JPMorgan Chase	7/2/2020	— [12]
JPY72,000	USD663	Goldman Sachs	7/6/2020	4
GBP30	USD37	Barclays Bank PLC	7/6/2020	— [12]
GBP205	USD258	HSBC Bank	7/6/2020	(4)
CAD1,400	USD1,037	Morgan Stanley	7/6/2020	(5)
JPY66,000	USD619	Bank of America	7/6/2020	(7)
USD500	CZK11,700	Standard Chartered Bank	7/9/2020	7
JPY107,900	USD994	Barclays Bank PLC	7/9/2020	6
EUR900	USD1,008	Bank of New York Mellon	7/9/2020	4
CZK11,700	EUR440	Standard Chartered Bank	7/9/2020	(1)
CZK5,450	USD232	HSBC Bank	7/9/2020	(2)
EUR217	USD246	HSBC Bank	7/9/2020	(2)
USD510	CAD700	Citibank	7/9/2020	(6)
USD957	CNH6,860	UBS AG	7/9/2020	(12)
USD490	ILS1,700	Bank of America	7/10/2020	(1)
USD245	MXN5,500	Citibank	7/13/2020	6
USD11	ZAR180	Standard Chartered Bank	7/13/2020	— [12]
ILS2,000	USD579	Standard Chartered Bank	7/13/2020	(2)
EUR400	USD452	Citibank	7/13/2020	(3)
EUR1,241	USD1,403	JPMorgan Chase	7/13/2020	(9)
MXN8,300	USD382	Citibank	7/13/2020	(22)
USD513	JPY55,000	Goldman Sachs	7/14/2020	4
EUR1,594	USD1,811	Barclays Bank PLC	7/14/2020	(20)
USD522	ILS1,800	JPMorgan Chase	7/15/2020	2
USD118	JPY12,600	Citibank	7/15/2020	1
EUR400	USD456	Morgan Stanley	7/15/2020	(6)
CAD2,335	USD1,731	HSBC Bank	7/15/2020	(11)
NOK10,850	USD1,148	HSBC Bank	7/15/2020	(21)
KRW341,300	USD283	Standard Chartered Bank	7/16/2020	1
GBP200	EUR222	Goldman Sachs	7/16/2020	(2)
USD280	KRW341,285	JPMorgan Chase	7/16/2020	(3)
GBP726	USD910	Citibank	7/16/2020	(10)
ILS2,600	USD745	HSBC Bank	7/17/2020	6
AUD775	USD530	UBS AG	7/17/2020	5
USD245	MXN5,550	JPMorgan Chase	7/17/2020	4
CAD10	USD7	Standard Chartered Bank	7/17/2020	— [12]
EUR460	USD519	Morgan Stanley	7/17/2020	(2)

American Funds Insurance Series	71

Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
GBP200	USD251	Bank of New York Mellon	7/17/2020	$(3)
PLN1,400	USD357	Citibank	7/17/2020	(3)
USD708	MXN15,615	Goldman Sachs	7/20/2020	31
USD152	CNH1,080	Standard Chartered Bank	7/20/2020	— [12]
EUR615	USD693	Bank of New York Mellon	7/20/2020	(2)
USD61	BRL300	JPMorgan Chase	7/21/2020	6
BRL48	USD9	Standard Chartered Bank	7/21/2020	— [12]
USD859	ILS2,960	Standard Chartered Bank	7/22/2020	4
USD233	MYR1,000	Standard Chartered Bank	7/22/2020	— [12]
MYR1,000	USD234	Standard Chartered Bank	7/22/2020	(1)
USD217	ZAR3,800	HSBC Bank	7/22/2020	(1)
USD476	BRL2,536	JPMorgan Chase	7/23/2020	10
USD337	EUR300	Morgan Stanley	7/23/2020	(1)
USD352	PLN1,400	Bank of America	7/23/2020	(2)
USD397	MYR1,700	Standard Chartered Bank	7/27/2020	1
CZK12,000	EUR450	JPMorgan Chase	8/7/2020	— [12]
USD165	BRL900	JPMorgan Chase	8/7/2020	(1)
				$(57)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF1,141,000	$(5)	$—	$(5)
1.01%	6-month HUF-BUBOR	2/25/2022	600,000	12	—	12
0.965%	6-month HUF-BUBOR	2/26/2022	895,000	16	—	16
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	13	—	13
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	(5)	—	(5)
6-month HUF-BUBOR	1.80%	1/22/2030	95,000	(14)	—	(14)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN2,400	(73)	—	(73)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF136,500	(22)	—	(22)
6-month HUF-BUBOR	1.79%	2/26/2030	136,500	(20)	—	(20)
					$—	$(98)

72	American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $113,585,000, which represented 27.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $114,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,885,000, which represented 2.15% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CNH = Chinese yuan renminbi

CZK = Czech korunas

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

TBA = To-be-announced

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	73

Bond Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 97.67%	Principal amount (000)	Value (000)
Corporate bonds & notes 38.25%
Financials 9.60%
Intesa Sanpaolo SpA 5.017% 2024[1]	$67,843	$69,554
Intesa Sanpaolo SpA 3.38%–5.71% 2023–2028[1]	32,991	34,477
Other securities		891,606
		995,637

Energy 5.63%
Petróleos Mexicanos 6.875% 2026	43,810	41,495
Other securities		542,736
		584,231

Utilities 5.08%
Edison International 3.13%–5.75% 2022–2028	16,750	17,936
Pacific Gas and Electric Co. 1.75%–6.35% 2020–2050[2]	109,876	115,412
Southern California Edison Co. 2.85%–5.95% 2021–2050	106,765	125,398
Other securities		268,112
		526,858

Health care 4.73%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	56,064	53,136
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,351
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	120,655	120,454
Other securities		277,418
		490,359

Consumer discretionary 4.06%
Other securities		421,476

Consumer staples 2.58%
Other securities		267,256

Communication services 2.20%
Other securities		227,753

Industrials 1.97%
Other securities		204,372

Information technology 1.80%
Broadcom Corp. 3.875% 2027	14,860	16,078
Broadcom Inc. 4.25% 2026[1]	41,375	46,105
Broadcom Inc. 4.75% 2029[1]	61,009	69,289
Broadcom Inc. 3.15%–3.63% 2024–2025[1]	8,000	8,577
Other securities		46,156
		186,205

Other 0.60%
Other securities		62,253

Total corporate bonds & notes		3,966,400

Mortgage-backed obligations 28.50%
Federal agency mortgage-backed obligations 27.63%
Fannie Mae Pool #AJ9355 3.00% 2027[3]	107	112
Fannie Mae Pool #CA0858 3.50% 2047[3]	47,482	50,189
Fannie Mae Pool #FM0007 3.50% 2049[3]	40,442	43,476
Fannie Mae Pool #CA5912 2.50% 2050[3]	124,753	130,884
Fannie Mae Pool #CA5701 2.50% 2050[3]	114,562	120,452

74	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Fannie Mae 3.00%–9.12% 2023–2059[3,4]	$312,064	$334,966
Freddie Mac 3.50% 2047[3]	44,237	46,752
Freddie Mac 3.50% 2047[3]	43,947	46,528
Freddie Mac Pool #SD7509 3.00% 2049[3]	57,549	61,310
Freddie Mac Pool #QA4673 3.00% 2049[3]	46,062	49,460
Freddie Mac Pool #SD7514 3.50% 2050[3]	47,392	50,886
Freddie Mac 0%–5.50% 2021–2050[3,4]	286,957	309,401
Government National Mortgage Assn. 2.50% 2050[3,5]	173,100	181,782
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[3]	55,134	58,510
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	60,402	65,661
Government National Mortgage Assn. 4.00%–5.00% 2049[3]	38,263	40,796
Uniform Mortgage-Backed Security 2.00% 2035[3,5]	297,150	306,877
Uniform Mortgage-Backed Security 2.50% 2035[3,5]	334,518	349,622
Uniform Mortgage-Backed Security 2.50% 2050[3,5]	192,804	200,135
Uniform Mortgage-Backed Security 3.00% 2050[3,5]	100,000	105,149
Uniform Mortgage-Backed Security 4.00% 2050[3,5]	183,583	194,533
Uniform Mortgage-Backed Security 4.50% 2050[3,5]	66,937	71,931
Uniform Mortgage-Backed Securities 3.00%–3.50% 2035–2050[3,5]	18,090	19,022
Other securities		26,478
		2,864,912

Other 0.87%
Other securities		90,131

Total mortgage-backed obligations		2,955,043

U.S. Treasury bonds & notes 22.97%
U.S. Treasury 19.66%
U.S. Treasury 2.625% 2023	70,000	75,928
U.S. Treasury 2.75% 2023	173,600	186,240
U.S. Treasury 2.125% 2024	72,100	77,834
U.S. Treasury 2.125% 2024[6]	72,100	77,643
U.S. Treasury 0.25% 2025	140,050	139,869
U.S. Treasury 0.25% 2025	81,433	81,283
U.S. Treasury 0.375% 2025	70,600	70,917
U.S. Treasury 2.875% 2025[6]	96,200	108,665
U.S. Treasury 2.875% 2025	72,100	81,065
U.S. Treasury 1.375% 2026[6]	75,000	79,349
U.S. Treasury 1.625% 2026	50,000	53,681
U.S. Treasury 1.75% 2026	40,800	44,188
U.S. Treasury 0.50% 2027[6]	212,200	212,476
U.S. Treasury 2.25% 2027[6]	120,200	135,338
U.S. Treasury 2.25% 2027[6]	72,100	80,521
U.S. Treasury 2.875% 2028	72,100	85,376
U.S. Treasury 1.125% 2040	88,288	87,460
U.S. Treasury 2.25% 2049[6]	51,052	61,375
U.S. Treasury 3.00% 2049[6]	150,000	207,033
U.S. Treasury 1.25%–8.75% 2020–2050[6]	81,781	92,419
		2,038,660

U.S. Treasury inflation-protected securities 3.31%
U.S. Treasury Inflation-Protected Security 0.375% 2027[6,7]	78,626	85,537
U.S. Treasury Inflation-Protected Security 0.50% 2028[6,7]	77,974	85,561
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	106,447	142,344
U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	26,433	29,712
		343,154

Total U.S. Treasury bonds & notes		2,381,814

American Funds Insurance Series	75

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.32%
Italy (Republic of) 0.95% 2023	€45,000	$51,552
Japan, Series 20, 0.10% 2025[7]	¥11,441,250	105,411
Other securities		187,525
		344,488

Asset-backed obligations 2.26%
Other securities		234,532

Municipals 2.25%
Illinois 2.00%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$22,553	22,791
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	109,019
G.O. Bonds, Series 2013-B, 4.11% 2022	750	743
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,104
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,441
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,361
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,926
Other securities		62,830
		207,215

Other 0.25%
Other securities		25,975

Total municipals		233,190

Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,984

Total bonds, notes & other debt instruments (cost: $9,593,431,000)		10,128,451

Common stocks 0.00%	Shares
Other 0.00%
Other securities		55

Total common stocks (cost: $605,000)		55

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[8]

Total rights & warrants (cost: $18,000)		—	[8]

Short-term securities 15.05%
Money market investments 15.05%
Capital Group Central Cash Fund 0.18%[9]	15,608,123	1,560,968

Total short-term securities (cost: $1,561,082,000)		1,560,968
Total investment securities 112.72% (cost: $11,155,136,000)		11,689,474
Other assets less liabilities (12.72)%		(1,319,171)

Net assets 100.00%		$10,370,303

76	American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $1,729,000, which represented .02% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2020 (000) [11]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	8,002	March 2022	$(2,000,500)	$(1,996,899)	$(1,117)
2 Year U.S. Treasury Note Futures	Long	4,554	October 2020	910,800	1,005,651	158
5 Year Euro-Bobl Futures	Short	1,473	September 2020	€(147,300)	(223,380)	(1,060)
5 Year U.S. Treasury Note Futures	Long	18,481	October 2020	$1,848,100	2,323,841	6,308
10 Year Euro-Bund Futures	Short	496	September 2020	€(49,600)	(98,367)	(1,054)
10 Year U.S. Treasury Note Futures	Short	1,329	September 2020	$(132,900)	(184,959)	(1,365)
10 Year Ultra U.S. Treasury Note Futures	Short	3,029	September 2020	(302,900)	(477,020)	(2,235)
30 Year Euro-Buxl Futures	Long	245	September 2020	€24,500	60,546	1,423
30 Year Ultra U.S. Treasury Bond Futures	Long	90	September 2020	$9,000	19,634	172
						$1,230

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD34,862	MXN755,000	Goldman Sachs	7/6/2020	$2,038
USD122,735	EUR109,250	Citibank	7/6/2020	(22)
USD98,493	JPY10,730,000	Standard Chartered Bank	7/9/2020	(892)
USD13,461	JPY1,445,000	Morgan Stanley	7/16/2020	76
USD51,859	EUR46,000	Bank of New York Mellon	7/20/2020	155
KRW37,816,057	USD31,778	JPMorgan Chase	7/24/2020	(338)
KRW112,842,000	USD93,109	Morgan Stanley	7/27/2020	710
				$1,727

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(2,280)	$—	$(2,280)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,317)	—	(2,317)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,464)	—	(2,464)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(21,654)	—	(21,654)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,655)	—	(1,655)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(652)	—	(652)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,380)	—	(1,380)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,663	—	1,663
					$—	$(30,739)

American Funds Insurance Series	77

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,393,295,000, which represented 13.44% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .19% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

78	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.43%	Principal amount (000)		Value (000)
Euros 18.52%
Belgium (Kingdom of) 0% 2027		€9,160	$10,518
Belgium (Kingdom of) 0.80%–0.80% 2027–2028		9,810	11,948
Germany (Federal Republic of) 0% 2030		9,000	10,609
Germany (Federal Republic of) 0%–0.50% 2026–2050[1]		11,882	14,602
Goldman Sachs Group, Inc. 3.375% 2025[2]		5,000	6,271
Greece (Hellenic Republic of) 3.45% 2024		9,595	11,968
Greece (Hellenic Republic of) 3.375% 2025		10,805	13,660
Greece (Hellenic Republic of) 3.75% 2028		9,564	12,885
Greece (Hellenic Republic of) 3.875% 2029		10,824	14,904
Greece (Hellenic Republic of) 1.50% 2030		10,670	12,324
Israel (State of) 1.50%–1.50% 2027–2029		1,500	1,804
Italy (Republic of) 0.10% 2023[1]		25,258	28,969
Italy (Republic of) 1.85% 2025		11,220	13,307
Italy (Republic of) 2.80% 2028		22,918	29,258
Italy (Republic of) 1.65% 2030		8,102	9,398
Italy (Republic of) 0.05%–1.35% 2023–2030		6,967	7,832
Romania 4.625% 2049		11,045	14,243
Romania 2.00%–4.63% 2030–2049		15,160	17,682
Russian Federation 2.88%–2.88% 2025–2025		4,500	5,580
Serbia (Republic of) 3.125% 2027		13,987	16,481
Serbia (Republic of) 1.50% 2029		4,943	5,219
State Grid Europe Development (2014) PLC 1.50% 2022		194	221
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		1,406	1,618
Other securities			114,163
			385,464

Japanese yen 9.37%
Goldman Sachs Group, Inc. 1.00%–2.80% 2021–2022[2]		¥128,000	1,222
Japan, Series 19, 0.10% 2024[1]		1,846,386	17,054
Japan, Series 18, 0.10% 2024[1]		1,025,165	9,507
Japan, Series 346, 0.10% 2027		1,040,000	9,764
Japan, Series 23, 0.10% 2028[1]		1,995,731	18,424
Japan, Series 356, 0.10% 2029		3,529,000	32,987
Japan, Series 24, 0.10% 2029[1]		1,610,533	14,920
Japan, Series 145, 1.70% 2033		2,210,000	24,471
Japan 0.10%–2.30% 2025–2059[1]		4,520,223	47,255
United Mexican States 0.62%–0.70% 2021–2022		700,000	6,462
Other securities			12,926
			194,992

Chinese yuan renminbi 4.68%
China (People’s Republic of), Series 1906, 3.29% 2029	CNY	73,800	10,733
China (People’s Republic of), Series 1910, 3.86% 2049		259,860	38,385
China Development Bank Corp., Series 2004, 3.43% 2027		73,800	10,524
China Development Bank Corp., Series 1905, 3.48% 2029		128,200	18,199
China Development Bank Corp. 3.50%–4.15% 2025–2028		83,100	12,249
Other securities			7,216
			97,306

British pounds 3.04%
United Kingdom 4.75% 2030		£14,360	26,226
United Kingdom 0.38%–4.25% 2024–2050		23,304	35,397
Other securities			1,654
			63,277

Canadian dollars 1.90%
Canada 2.25% 2025	C$	15,900	12,814
Canada 2.25% 2029		26,105	22,208
Canada 1.00%–2.75% 2022–2048		4,550	4,486
			39,508

American Funds Insurance Series	79

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Danish kroner 1.88%
Nykredit Realkredit AS, Series 01E, 0.50% 2040[3]	DKr	108,121	$16,060
Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]		103,266	16,029
Nykredit Realkredit AS 1.50%–2.50% 2037–2047[3]		45,660	7,146
			39,235

Mexican pesos 1.52%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	99,000	3,403
United Mexican States, Series M, 7.50% 2027		279,920	13,577
United Mexican States, Series M20, 8.50% 2029		178,400	9,195
United Mexican States 8.00%–8.50% 2038–2047		110,600	5,457
			31,632

Malaysian ringgits 1.48%
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR	64,732	17,627
Malaysia (Federation of) 3.76%–4.94% 2030–2048		52,914	13,298
			30,925

Israeli shekels 1.16%
Israel (State of) 2.00% 2027	ILS	42,900	13,686
Israel (State of) 5.50% 2042		20,200	10,393
			24,079

Russian rubles 1.14%
Russian Federation 6.90%–8.50% 2023–2034	RUB	1,521,250	23,744

South Korean won 0.92%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	13,411,000	11,353
Other securities			7,747
			19,100

Brazilian reais 0.81%
Brazil (Federative Republic of) 0% 2020	BRL	91,700	16,861

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	1,217

U.S. dollars 47.29%
CCCI Treasure Ltd. 3.43%–3.65% 2049[4]		$3,190	3,167
Equinix, Inc. 2.15% 2030		9,390	9,311
Goldman Sachs Group, Inc. 2.91%–4.75% 2023–2045[4]		12,037	13,492
Israel (State of) 2.50%–3.88% 2030–2050		7,720	8,545
Pacific Gas and Electric Co. 2.10% 2027		9,935	9,836
Petróleos Mexicanos 6.35%–6.95% 2048–2060[2]		924	693
PETRONAS Capital Ltd. 3.50%–4.55% 2030–2050[2]		1,565	1,896
Russian Federation 4.25% 2027		1,400	1,568
State Grid Overseas Investment Ltd. 3.50% 2027[2]		5,600	6,201
T-Mobile US, Inc. 2.55% 2031[2]		9,390	9,447
U.S. Treasury 2.75% 2025		10,140	11,374
U.S. Treasury 2.00% 2050		8,100	9,272
U.S. Treasury 1.13%–3.00% 2023–2048[5]		29,015	32,845
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]		13,735	15,035
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]		19,576	22,344
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]		20,613	22,288
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]		17,570	23,495
U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2042–2050[1,5]		13,466	16,685
Uniform Mortgage-Backed Security 2.00% 2035[3,6]		15,050	15,543
Uniform Mortgage-Backed Security 2.00% 2050[3,6]		10,000	10,207
Uniform Mortgage-Backed Security 2.50% 2050[3,6]		28,025	29,091

80	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Securities 2.50%–3.50% 2035–2050[3,6]	$12,000	$12,589
United Mexican States 3.25%–5.00% 2025–2051	5,605	5,834
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[4]	11,775	12,176
Other securities		681,092
		984,026

Other 2.66%
Other securities		55,091

Total bonds, notes & other debt instruments (cost: $1,943,661,000)		2,006,457

Convertible bonds & notes 0.00%
U.S. dollars 0.00%
Other securities		6

Total convertible bonds & notes (cost: $8,000)		6

Convertible stocks 0.00%	Shares
U.S. dollars 0.00%
Other securities		96

Total convertible stocks (cost: $816,000)		96

Common stocks 0.01%
U.S. dollars 0.01%
Other securities		219

Total common stocks (cost: $2,936,000)		219

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		14

Total rights & warrants (cost: $22,000)		14

Short-term securities 6.28%
Money market investments 6.28%
Capital Group Central Cash Fund 0.18%[7]	1,305,640	130,577

Total short-term securities (cost: $130,578,000)		130,577
Total investment securities 102.72% (cost: $2,078,021,000)		2,137,369
Other assets less liabilities (2.72)%		(56,568)

Net assets 100.00%		$2,080,801

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $267,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,783,000, which represented .23% of the net assets of the fund. One security in “Other securities” (with a value of $28,000, an aggregate cost of $116,000, and which represented less than .01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series	81

Capital World Bond Fund (formerly Global Bond Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2020 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
5 Year Euro-Bobl Futures	Short	59	September 2020	€(5,900)	$(8,947)	$(42)
5 Year U.S. Treasury Note Futures	Short	72	October 2020	$(7,200)	(9,053)	(63)
10 Year Euro-Bund Futures	Long	121	September 2020	€12,100	23,997	261
10 Year U.S. Treasury Note Futures	Short	201	September 2020	$(20,100)	(27,974)	(157)
10 Year Ultra U.S. Treasury Note Futures	Short	225	September 2020	(22,500)	(35,434)	(174)
20 Year U.S. Treasury Bond Futures	Long	11	September 2020	1,100	1,964	9
30 Year Euro-Buxl Futures	Long	50	September 2020	€5,000	12,356	290
						$124

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD4,101	MXN91,990	Standard Chartered Bank	7/6/2020	$102
CAD9,500	USD6,787	UBS AG	7/8/2020	210
USD6,833	CAD9,500	UBS AG	7/8/2020	(165)
USD3,130	DKK20,600	Standard Chartered Bank	7/9/2020	24
USD2,118	CNH15,000	Bank of New York Mellon	7/10/2020	(3)
USD6,210	CNH44,100	JPMorgan Chase	7/10/2020	(24)
USD2,912	JPY311,200	Bank of New York Mellon	7/14/2020	29
USD2,078	JPY223,000	Bank of New York Mellon	7/14/2020	12
JPY222,000	USD2,077	Bank of New York Mellon	7/14/2020	(21)
JPY447,000	USD4,187	UBS AG	7/14/2020	(46)
USD2,273	GBP1,830	UBS AG	7/21/2020	5
USD19,540	CNH138,600	Bank of America	7/21/2020	(40)
USD16,421	ILS56,300	JPMorgan Chase	7/27/2020	157
USD6,281	MXN142,000	Citibank	7/27/2020	127
CZK306,030	EUR11,465	JPMorgan Chase	7/27/2020	14
USD2,851	THB88,000	JPMorgan Chase	7/27/2020	4
CHF800	USD845	JPMorgan Chase	7/27/2020	— [10]
USD2,067	EUR1,840	Barclays Bank PLC	7/27/2020	(1)
EUR10,102	DKK75,300	JPMorgan Chase	7/27/2020	(3)
EUR1,639	RON7,960	Citibank	7/27/2020	(3)
SEK23,400	USD2,515	Citibank	7/27/2020	(3)
AUD12,000	USD8,289	JPMorgan Chase	7/27/2020	(7)
PLN12,600	USD3,194	Citibank	7/27/2020	(9)
USD7,408	ZAR129,100	JPMorgan Chase	7/27/2020	(9)
CZK133,600	USD5,645	JPMorgan Chase	7/27/2020	(13)
USD4,134	CZK98,590	Bank of America	7/27/2020	(23)
CAD49,400	USD36,420	JPMorgan Chase	7/27/2020	(29)
GBP5,330	USD6,657	JPMorgan Chase	7/27/2020	(51)
NOK144,985	USD15,204	Citibank	7/27/2020	(139)
EUR56,180	USD63,365	JPMorgan Chase	7/27/2020	(207)
JPY9,971,500	USD93,462	JPMorgan Chase	7/27/2020	(1,079)
KRW6,785,200	USD5,622	Goldman Sachs	7/28/2020	19
COP14,642,500	USD3,936	Standard Chartered Bank	7/28/2020	(49)
USD12,392	MYR53,000	Standard Chartered Bank	7/29/2020	39
USD14,848	BRL81,200	JPMorgan Chase	8/7/2020	(55)
				$(1,237)

82	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF	16,744,000	$(76)	$(297)	$221
1.01%	6-month HUF-BUBOR	2/25/2022		9,100,000	182	66	116
0.965%	6-month HUF-BUBOR	2/26/2022		13,039,000	232	63	169
6-month HUF-BUBOR	1.39%	11/11/2029		2,335,000	(72)	53	(125)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN	35,000	(1,073)	(1,122)	49
6-month HUF-BUBOR	1.80%	1/22/2030	HUF	1,418,000	(212)	(137)	(75)
6-month HUF-BUBOR	1.845%	2/25/2030		2,024,500	(325)	(217)	(108)
6-month HUF-BUBOR	1.79%	2/26/2030		2,024,500	(292)	(184)	(108)
0.0079%	6-month JPY-LIBOR	4/8/2030		¥1,620,000	(56)	30	(86)
						$(1,745)	$53

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$91,850	$1,074	$555	$519

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $273,114,000, which represented 13.13% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,973,000, which represented .43% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars
BRL = Brazilian reais
BUBOR = Budapest Interbank Offered Rate
CAD/C$ = Canadian dollars
CHF = Swiss francs
CNH/CNY= Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK/DKr = Danish kroner
EUR/€ = Euros
GBP/£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
RON = Romanian leu
RUB = Russian rubles
SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
THB = Thai baht
USD/$ = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	83

High-Income Bond Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 92.29%	Principal amount (000)	Value (000)
Corporate bonds & notes 92.27%
Communication services 13.84%
Cablevision Systems Corp. 6.75% 2021	$3,513	$3,698
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,298
CenturyLink, Inc. 6.75% 2023	2,760	2,974
Gogo Inc. 9.875% 2024[1]	11,114	9,420
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,917
MDC Partners Inc. 6.50% 2024[1]	5,170	4,824
Sprint Corp. 6.875% 2028	4,171	5,095
Sprint Corp. 8.75% 2032	2,165	3,097
Sprint Corp. 7.63%–11.50% 2021–2026	3,385	3,909
T-Mobile US, Inc. 3.88%–6.50% 2025–2050[1]	1,333	1,462
Trilogy International Partners, LLC 8.875% 2022[1]	4,500	3,998
Univision Communications Inc. 5.125% 2023[1]	3,308	3,348
Univision Communications Inc. 5.125% 2025[1]	3,195	3,019
Univision Communications Inc. 6.625% 2027[1]	3,050	2,924
Other securities		53,542
		108,525

Health care 12.90%
Bausch Health Companies Inc. 5.00%–9.25% 2026–2030[1]	6,633	6,823
Endo Dac / Endo Finance LLC / Endo Finco 6.00%–9.50% 2027–2028[1]	6,477	5,301
Endo International PLC 5.75%–5.88% 2022–2024[1]	3,837	3,576
Mallinckrodt PLC 10.00% 2025[1]	8,538	7,236
Molina Healthcare, Inc. 5.375% 2022	5,264	5,381
Molina Healthcare, Inc. 4.38%–4.88% 2025–2028[1]	2,698	2,716
Par Pharmaceutical Inc. 7.50% 2027[1]	4,672	4,810
Rotech Healthcare Inc., Term Loan,
(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,4,5,6]	6,046	6,106
Tenet Healthcare Corp. 4.875% 2026[1]	6,380	6,259
Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	3,235	3,260
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,711
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,921
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	4,374	4,423
Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–2027[1]	3,320	3,434
Other securities		33,228
		101,185

Consumer discretionary 12.57%
Ford Motor Co. 4.35%–9.63% 2023–2030	3,819	4,073
Ford Motor Credit Co. 5.125% 2025	3,485	3,502
Ford Motor Credit Co. 3.09%–5.58% 2021–2024	2,252	2,181
PetSmart, Inc. 7.125% 2023[1]	7,039	6,955
PetSmart, Inc. 5.875% 2025[1]	4,091	4,114
PetSmart, Inc. 8.875% 2025[1]	3,941	3,946
Scientific Games Corp. 8.25% 2026[1]	5,279	4,694
Scientific Games Corp. 5.00%–8.63% 2021–2029[1]	4,109	3,716
Staples, Inc. 7.50% 2026[1]	3,870	3,049
Other securities		62,369
		98,599

Materials 11.51%
Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,237
Cleveland-Cliffs Inc. 5.875% 2027	6,060	5,017
Cleveland-Cliffs Inc. 4.88%–9.88% 2024–2027[1]	5,083	4,826
First Quantum Minerals Ltd. 7.25% 2022[1]	3,229	3,168
First Quantum Minerals Ltd. 7.25% 2023[1]	3,072	2,953
First Quantum Minerals Ltd. 7.50% 2025[1]	8,243	7,906
First Quantum Minerals Ltd. 6.50%–6.88% 2024–2026[1]	3,687	3,499
FXI Holdings, Inc. 7.875% 2024[1]	3,530	3,047
FXI Holdings, Inc. 12.25% 2026[1]	3,976	3,868
LSB Industries, Inc. 9.625% 2023[1]	3,638	3,516

84	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Ryerson Inc. 11.00% 2022[1]	$3,113	$3,189
Venator Materials Corp. 5.75% 2025[1]	5,426	3,876
Other securities		42,176
		90,278

Industrials 10.51%
ADT Corp. 3.50% 2022	3,465	3,455
Associated Materials, LLC 9.00% 2024[1]	5,773	4,970
Delta Air Lines, Inc. 7.00% 2025[1]	3,195	3,301
Dun & Bradstreet Corp. 10.25% 2027[1]	3,497	3,890
United Airlines Holdings, Inc. 6.50% 2027[1]	4,375	4,397
Other securities		62,393
		82,406

Energy 9.60%
CONSOL Energy Inc. 5.875% 2022	3,120	3,075
Teekay Corp. 9.25% 2022[1]	3,108	2,995
Other securities		69,241
		75,311

Financials 6.60%
Compass Diversified Holdings 8.00% 2026[1]	3,394	3,464
FS Energy and Power Fund 7.50% 2023[1]	3,999	3,420
Navient Corp. 6.50% 2022	3,533	3,482
Navient Corp. 5.00%–6.13% 2023–2033	6,364	5,762
Other securities		35,618
		51,746

Information technology 6.11%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,6]	3,924	3,425
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	3,341	3,483
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[2,6]	6,753	6,757
Other securities		34,243
		47,908

Real estate 3.32%
Iron Mountain Inc. 5.75% 2024	3,027	3,065
Iron Mountain Inc. 4.88%–5.25% 2027–2030[1]	5,997	5,901
Other securities		17,062
		26,028

Utilities 2.87%
Other securities		22,507

Consumer staples 2.44%
Other securities		19,127

Total corporate bonds & notes		723,620

Bonds & notes of governments & government agencies outside the U.S. 0.02%
Bonds & notes of governments & government agencies outside the U.S. 0.02%
Other securities		194

Municipals 0.00%
Other securities		5

Total bonds, notes & other debt instruments (cost: $783,720,000)		723,819

American Funds Insurance Series	85

High-Income Bond Fund

Convertible bonds & notes 0.63%	Principal amount (000)	Value (000)
Communication services 0.20%
Gogo Inc., convertible notes, 6.00% 2022	$422	$297
Other securities		1,285
		1,582
Other 0.43%
Other securities		3,345

Total convertible bonds & notes (cost: $4,765,000)		4,927

Convertible stocks 0.50%	Shares
Other 0.50%
Other securities		3,892

Total convertible stocks (cost: $7,788,000)		3,892

Preferred securities 0.23%
Consumer discretionary 0.23%
Other securities		1,789

Total preferred securities (cost: $1,655,000)		1,789

Common stocks 1.88%
Health care 1.28%
Rotech Healthcare Inc.[3,4,7,8]	201,793	9,686
Other securities		335
		10,021

Materials 0.11%
First Quantum Minerals Ltd.	44,800	357
Other securities		504
		861
Other 0.49%
Other securities		3,912

Total common stocks (cost: $21,518,000)		14,794

Rights & warrants 0.02%
Other 0.02%
Other securities		147

Total rights & warrants (cost: $216,000)		147

Short-term securities 4.84%
Money market investments 4.84%
Capital Group Central Cash Fund 0.18%[9]	379,651	37,969

Total short-term securities (cost: $37,962,000)		37,969
Total investment securities 100.39% (cost: $857,624,000)		787,337
Other assets less liabilities (0.39)%		(3,086)

Net assets 100.00%		$784,251

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

86	American Funds Insurance Series

High-Income Bond Fund

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$12,160	$84	$(235)	$319

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $464,508,000, which represented 59.23% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $51,618,000, which represented 6.58% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,408,000, which represented 2.73% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Security did not produce income during the last 12 months.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Rate represents the seven-day yield at 6/30/2020.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$9,686	1.24%
Other securities	11/15/2016-8/31/2018	1,319	1,505	.19
Total private placement securities		$5,650	$11,191	1.43%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	87

American Funds Mortgage Fund (formerly Mortgage Fund)
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.81%	Principal amount (000)	Value (000)
Mortgage-backed obligations 91.85%
Federal agency mortgage-backed obligations 87.49%
Fannie Mae Pool #AL9335 3.872% 2040[1,2]	$1,629	$1,711
Fannie Mae Pool #AL9327 3.406% 2041[1,2]	1,450	1,526
Fannie Mae Pool #AL9326 3.743% 2041[1,2]	2,055	2,163
Fannie Mae Pool #CA2804 4.50% 2048[1]	2,992	3,216
Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,891	5,271
Fannie Mae Pool #CA5496 3.00% 2050[1]	9,932	10,744
Fannie Mae 2.50%–5.00% 2031–2049[1,2,3]	6,489	6,954
Freddie Mac Pool #C91883 4.00% 2036[1]	3,627	3,908
Freddie Mac Pool #RA1339 3.00% 2049[1]	3,720	3,952
Freddie Mac Pool #QA8936 3.00% 2050[1]	7,973	8,494
Freddie Mac Pool #SD7514 3.50% 2050[1,3]	12,796	13,739
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	1,746	1,861
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,060
Freddie Mac 3.10%–5.00% 2034–2049[1,2,3]	5,346	5,811
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 2056[1,2]	1,387	1,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,362	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	5,099	5,608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,008	3,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,256	2,547
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,352	6,935
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,762	1,910
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	1,891	1,997
Government National Mortgage Assn. 4.25% 2044[1]	1,551	1,718
Government National Mortgage Assn. 2.50% 2050[1,4]	5,000	5,251
Government National Mortgage Assn. 2.50% 2050[1,4]	3,500	3,668
Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,515	1,624
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,4]	13,221	14,153
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	41,500	42,858
Uniform Mortgage-Backed Security 2.50% 2035[1,4]	11,500	12,019
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	41,432	43,543
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	1,406	1,480
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	12,585	13,237
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	5,250	5,642
Uniform Mortgage-Backed Securities 2.50%–4.00% 2050[1,4]	1,088	1,131
Other securities		5,021
		250,952

Collateralized mortgage-backed obligations (privately originated) 4.36%
Other securities		12,498

Total mortgage-backed obligations		263,450

U.S. Treasury bonds & notes 4.07%
U.S. Treasury 2.95%
U.S. Treasury 0.125% 2023	3,500	3,496
U.S. Treasury 1.25% 2050	5,155	4,950
		8,446

U.S. Treasury inflation-protected securities 1.12%
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	129	192
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,5]	2,523	3,029
		3,221

Total U.S. Treasury bonds & notes		11,667

88	American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund)

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Asset-backed obligations 0.89%
Other securities		$2,561

Total bonds, notes & other debt instruments (cost: $271,718,000)		277,678

Short-term securities 47.13%
Commercial paper 24.85%
Apple Inc. 0.12% due 7/8/2020[6]	$8,000	8,000
Chariot Funding, LLC 0.25% due 9/25/2020[6]	7,000	6,998
Coca-Cola Co. 0.18% due 11/20/2020[6]	6,850	6,845
Eli Lilly and Co. 0.12% due 8/4/2020[6]	7,000	6,996
Emerson Electric Co. 0.10%–0.15% due 7/6/2020–8/11/2020[6]	8,000	7,997
ExxonMobil Corp. 0.26% due 9/25/2020	3,450	3,449
Merck & Co. Inc. 0.20% due 8/27/2020[6]	8,000	7,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Nordea Bank AB 0.05% due 7/1/2020[6]	3,000	3,000
Paccar Financial Corp. 0.12% due 7/9/2020	2,000	2,000
Pfizer Inc. 0.21% due 10/16/2020[6]	5,000	4,997
Simon Property Group, LP 0.15% due 7/23/2020[6]	8,000	8,000
		71,280

Federal agency discount notes 16.00%
Federal Farm Credit Banks 0.12%–0.20% due 7/10/2020–11/6/2020	15,000	14,995
Federal Home Loan Bank 0.11%–0.12% due 7/20/2020–8/21/2020	20,800	20,797
Tennessee Valley Authority 0.11% due 7/15/2020	10,100	10,099
		45,891

U.S. Treasury bills 6.28%
U.S. Treasury Bills 0.08%–0.10% due 7/2/2020–7/21/2020	18,000	17,999

Total short-term securities (cost: $135,172,000)		135,170
Total investment securities 143.94% (cost: $406,890,000)		412,848
Other assets less liabilities (43.94)%		(126,023)

Net assets 100.00%		$286,825

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $750,000, which represented .26% of the net assets of the fund.

American Funds Insurance Series	89

American Funds Mortgage Fund (formerly Mortgage Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	207	September 2020	$(51,750)	$(51,613)	$(18)
90 Day Euro Dollar Futures	Short	123	March 2021	(30,750)	(30,689)	(6)
5 Year U.S. Treasury Note Futures	Long	226	October 2020	22,600	28,418	66
10 Year U.S. Treasury Note Futures	Long	1	September 2020	100	139	1
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2020	(6,200)	(9,764)	(50)
20 Year U.S. Treasury Bond Futures	Long	14	September 2020	1,400	2,500	11
30 Year Ultra U.S. Treasury Bond Futures	Long	19	September 2020	1,900	4,145	30
						$34

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.322%	5/2/2024	$10,100	$(797)	$—	$(797)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(1,843)	—	(1,843)
U.S. EFFR	0.11%	5/18/2024	9,400	— [9]	—	— [9]
U.S. EFFR	0.1275%	6/25/2025	4,400	(9)	—	(9)
U.S. EFFR	0.0975%	6/30/2025	2,387	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,913	(2)	—	(2)
U.S. EFFR	0.105%	6/30/2025	4,300	(3)	—	(3)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(1,054)	—	(1,054)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(1,581)	—	(1,581)
3-month USD-LIBOR	1.961%	1/9/2050	2,400	(677)	—	(677)
					$—	$(5,967)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented .91% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,419,000, which represented 25.95% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

90	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2020	unaudited

Short-term securities 99.93%	Principal amount (000)	Value (000)
Commercial paper 68.21%
Amazon.com, Inc. 0.14% due 7/20/2020[1]	$10,000	$9,999
Caisse d’Amortissement de la Dette Sociale 0.15% due 7/8/2020	10,000	10,000
Chariot Funding, LLC 0.15% due 7/29/2020[1]	4,700	4,699
CRC Funding, LLC 0.23% due 9/17/2020[1]	10,000	9,995
Credit Agricole North America, Inc. 0.20% due 8/13/2020	4,400	4,399
DBS Bank Ltd. 0.21% due 8/21/2020[1]	6,500	6,499
Eli Lilly and Co. 0.15% due 7/28/2020[1]	10,000	9,996
Emerson Electric Co. 0.85% due 7/1/2020[1]	10,000	10,000
ExxonMobil Corp. 0.23% due 10/6/2020	10,000	9,995
Henkel of America, Inc. 0.30% due 8/6/2020[1]	7,600	7,599
Inova Health System Foundation 0.22% due 9/17/2020	7,900	7,897
Kaiser Foundation Hospitals 0.25% due 8/5/2020	8,700	8,697
Liberty Street Funding LLC 0.25% due 8/4/2020[1]	10,000	9,998
L’Oréal USA, Inc. 0.25% due 7/28/2020[1]	10,000	9,999
LVMH Moët Hennessy Louis Vuitton Inc. 0.18%–0.25% due 7/16/2020–8/19/2020[1]	10,800	10,799
Merck & Co. Inc. 0.25% due 8/13/2020[1]	6,800	6,799
Mizuho Bank, Ltd. 0.24% due 8/20/2020[1]	10,000	9,997
Nederlandse Waterschapsbank NV 0.19% due 8/25/2020[1]	5,800	5,799
Novartis Finance Corp. 0.20% due 7/20/2020[1]	10,000	9,999
OMERS Finance Trust 0.14% due 7/3/2020	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 0.21% due 8/27/2020[1]	800	800
Pfizer Inc. 0.22% due 10/30/2020[1]	10,900	10,892
Siemens Capital Co. LLC 0.11% due 7/6/2020[1]	10,500	10,500
Simon Property Group, LP 0.20% due 7/27/2020[1]	8,400	8,399
Société Générale 0.26% due 8/14/2020[1]	5,000	4,999
Starbird Funding Corp. 0.07% due 7/1/2020[1]	8,000	8,000
Sumitomo Mitsui Banking Corp. 0.25% due 8/5/2020[1]	10,000	9,999
Victory Receivables Corp. 0.23% due 8/24/2020[1]	8,000	7,996
		234,750

Bills & notes of governments & government agencies outside the U.S. 17.95%
Alberta (Province of) 0.18%–0.20% due 8/20/2020–9/14/2020[1]	10,500	10,497
British Columbia (Province of) 0.07% due 7/13/2020	5,000	5,000
Canada Bill 0.16% due 8/12/2020	9,400	9,399
Denmark (Kingdom of) 0.15%–0.24% due 7/8/2020–7/31/2020	11,300	11,300
KFW 0.18% due 8/10/2020[1]	10,000	9,999
Oesterreich Kontrollbank 0.22% due 10/22/2020	5,600	5,597
Québec (Province of) 0.16% due 8/17/2020[1]	10,000	9,999
		61,791

Federal agency discount notes 7.00%
Fannie Mae 0.20% due 10/16/2020	5,700	5,697
Federal Home Loan Bank 0.13% due 7/27/2020–8/19/2020	13,400	13,398
Freddie Mac 0.13% due 8/19/2020	5,000	4,999
		24,094

U.S. Treasury bills 6.77%
U.S. Treasury Bills 0.08%–0.15% due 7/2/2020–10/13/2020	23,300	23,296

Total short-term securities (cost: $343,921,000)		343,931
Total investment securities 99.93% (cost: $343,921,000)		343,931
Other assets less liabilities 0.07%		255

Net assets 100.00%		$344,186

American Funds Insurance Series	91

Ultra-Short Bond Fund

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,257,000, which represented 62.25% of the net assets of the fund.

See notes to financial statements.

92	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 93.58%	Principal amount (000)	Value (000)
Mortgage-backed obligations 57.56%
Federal agency mortgage-backed obligations 57.56%
Fannie Mae Pool #AP7553 3.00% 2042[1]	$22,474	$24,088
Fannie Mae Pool #CA5229 3.00% 2050[1]	30,248	32,616
Fannie Mae Pool #FM2179 3.00% 2050[1]	11,827	12,650
Fannie Mae 2.72%–9.12% 2022–2049[1,2]	30,723	33,566
Freddie Mac Pool #QA8801 3.00% 2050[1]	49,691	52,815
Freddie Mac 0.58%–4.22% 2022–2049[1,2]	14,804	15,958
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	36,532	39,879
Government National Mortgage Assn. 4.50% 2049[1]	14,125	15,092
Government National Mortgage Assn. 2.50% 2050[1,3]	46,800	49,147
Government National Mortgage Assn. 3.50% 2050[1,3]	15,413	16,265
Government National Mortgage Assn. 3.00%–6.50% 2038–2061[1]	16,840	18,547
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	217,355	224,470
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	121,790	125,568
Uniform Mortgage-Backed Security 2.50% 2035[1,3]	60,000	62,709
Uniform Mortgage-Backed Security 2.00% 2050[1,3]	15,966	16,297
Uniform Mortgage-Backed Security 3.00% 2050[1,3]	59,000	62,038
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	83,539	87,867
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	70,084	73,709
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	15,431	16,582
Uniform Mortgage-Backed Securities 2.00%–4.00% 2035–2050[1,3]	15,040	15,704
Other securities		135,131
		1,130,698

Federal agency bonds & notes 19.03%
Fannie Mae 2.875% 2023	36,000	39,014
Fannie Mae 0.63%–7.13% 2021–2030	14,900	16,129
Federal Home Loan Bank 3.375% 2023	16,715	18,357
Federal Home Loan Bank 3.25%–5.50% 2028–2036	6,800	8,205
Freddie Mac 2.375% 2021	40,000	40,541
Private Export Funding Corp. 3.266% 2021[4]	34,000	35,291
Private Export Funding Corp. 3.55% 2024	3,190	3,535
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,727
Tennessee Valley Authority 0.75%–5.88% 2025–2060	9,705	11,686
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,455
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,356
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	42,625	47,465
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,524
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,843	3,469
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,523
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,249
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,700
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	44,025	46,939
Other securities		3,673
		373,838

U.S. Treasury bonds & notes 16.99%
U.S. Treasury 14.85%
U.S. Treasury 1.75% 2022	45,700	47,085
U.S. Treasury 1.625% 2026	50,000	53,731
U.S. Treasury 2.25% 2049[5]	25,700	30,896
U.S. Treasury 2.375% 2049[5]	13,000	16,048
U.S. Treasury 2.875% 2049[5]	26,000	35,164
U.S. Treasury 3.00% 2049[5]	22,500	31,055
U.S. Treasury 1.25% 2050[5]	42,800	41,098
U.S. Treasury 0.63%–2.88% 2022–2046	33,100	36,545
		291,622

American Funds Insurance Series	93

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 2.14%
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	$14,970	$17,968
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[5,6]	20,649	24,160
		42,128

Total U.S. Treasury bonds & notes		333,750
Total bonds, notes & other debt instruments (cost: $1,770,195,000)		1,838,286

Short-term securities 42.61%
Commercial paper 22.09%
Apple Inc. 0.14% due 9/2/2020[4]	45,000	44,989
CAFCO, LLC 0.16% due 7/20/2020[4]	25,000	24,999
Chariot Funding, LLC 0.15%–0.25% due 8/3/2020–9/25/2020[4]	30,000	29,994
CRC Funding, LLC 0.23% due 9/21/2020[4]	15,000	14,991
Eli Lilly and Co. 0.15% due 7/28/2020[4]	20,000	19,992
Emerson Electric Co. 0.15% due 8/13/2020[4]	13,500	13,488
ExxonMobil Corp. 0.18%–0.19% due 8/24/2020–9/3/2020	34,300	34,290
Johnson & Johnson 0.11%–0.15% due 8/3/2020–9/8/2020[4]	38,225	38,217
Merck & Co. Inc. 0.25% due 8/13/2020[4]	25,000	24,997
OMERS Finance Trust 0.14% due 7/13/2020[4]	20,000	19,999
Paccar Financial Corp. 0.10%–0.12% due 7/2/2020–7/9/2020	49,000	49,000
Pfizer Inc. 0.21%–0.23% due 10/16/2020–10/28/2020[4]	50,000	49,966
Simon Property Group, LP 0.15%–0.15% due 7/20/2020–7/23/2020[4]	30,500	30,498
Other securities		38,587
		434,007

Federal agency discount notes 18.23%
Federal Farm Credit Banks 0.12%–0.22% due 8/7/2020–11/6/2020	110,700	110,658
Federal Home Loan Bank 0.03%–0.27% due 7/1/2020–9/15/2020	233,700	233,663
Tennessee Valley Authority 0.11% due 7/15/2020	13,700	13,699
		358,020

U.S. Treasury bills 2.29%
U.S. Treasury Bills 0.10%–0.11% due 7/21/2020–7/23/2020	45,000	44,996

Total short-term securities (cost: $837,023,000)		837,023
Total investment securities 136.19% (cost: $2,607,218,000)		2,675,309
Other assets less liabilities (36.19)%		(710,931)

Net assets 100.00%		$1,964,378

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

94	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
30 Day Federal Funds Futures	Short	1,028	October 2020	$(428,368)	$(428,175)	$(90)
30 Day Federal Funds Futures	Short	759	January 2021	(316,275)	(316,196)	(1)
90 Day Euro Dollar Futures	Short	4,418	September 2020	(1,104,500)	(1,101,573)	(251)
90 Day Euro Dollar Futures	Short	841	March 2021	(210,250)	(209,830)	(38)
2 Year U.S. Treasury Note Futures	Short	255	October 2020	(51,000)	(56,311)	(2)
5 Year U.S. Treasury Note Futures	Long	2,405	October 2020	240,500	302,410	838
10 Year U.S. Treasury Note Futures	Short	445	September 2020	(44,500)	(61,932)	(167)
10 Year Ultra U.S. Treasury Note Futures	Short	628	September 2020	(62,800)	(98,900)	(1,408)
20 Year U.S. Treasury Bond Futures	Long	225	September 2020	22,500	40,177	253
30 Year Ultra U.S. Treasury Bond Futures	Long	1,159	September 2020	115,900	252,843	1,085
						$219

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$356,850	$1,141	$—	$1,141
1.33075%	U.S. EFFR	12/16/2020	236,600	769	—	769
2.5775%	U.S. EFFR	7/16/2022	181,639	4,836	—	4,836
1.2525%	U.S. EFFR	2/14/2023	156,941	5,141	—	5,141
U.S. EFFR	0.11%	5/18/2024	163,600	(4)	—	(4)
U.S. EFFR	0.126%	6/25/2025	20,100	(38)	—	(38)
U.S. EFFR	0.1275%	6/25/2025	20,100	(40)	—	(40)
U.S. EFFR	0.1275%	6/25/2025	28,500	(56)	—	(56)
U.S. EFFR	0.0975%	6/30/2025	15,429	(7)	—	(7)
U.S. EFFR	0.105%	6/30/2025	28,500	(23)	—	(23)
U.S. EFFR	0.106%	6/30/2025	35,063	(30)	—	(30)
U.S. EFFR	0.093%	7/2/2025	25,600	(5)	—	(5)
U.S. EFFR	0.096%	7/2/2025	25,500	(8)	—	(8)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,174)	—	(2,174)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,795	—	1,795
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,793	—	1,793
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,445	—	1,445
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,374	—	1,374
U.S. EFFR	0.5385%	3/26/2030	49,000	(755)	—	(755)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	854	—	854
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,356)	—	(1,356)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,682)	—	(1,682)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,682)	—	(1,682)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(131)	—	(131)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(5,477)	—	(5,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(8,307)	—	(8,307)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(8,429)	—	(8,429)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(4,947)	—	(4,947)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(728)	—	(728)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(4,034)	—	(4,034)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(1,683)	—	(1,683)
3-month USD-LIBOR	1.934%	12/12/2049	15,000	(4,117)	—	(4,117)
3-month USD-LIBOR	1.935%	12/17/2049	17,280	(4,750)	—	(4,750)
3-month USD-LIBOR	2.007%	12/19/2049	16,300	(4,798)	—	(4,798)

American Funds Insurance Series	95

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
3-month USD-LIBOR	2.045%	12/27/2049	$15,100	$(4,604)	$—	$(4,604)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,568)	—	(2,568)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(4,995)	—	(4,995)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,274)	—	(3,274)
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(139)	—	(139)
					$—	$(51,693)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $381,008,000, which represented 19.40% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,020,000, which represented 2.39% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

96	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 80.77%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,337,694	$384,320

Total growth funds (cost: $325,521,000)		384,320

Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	4,800,568	56,359

Total fixed income funds (cost: $55,586,000)		56,359

Short-term securities 4.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	20,768,279	20,768

Total short-term securities (cost: $20,768,000)		20,768
Total investment securities 96.98% (cost: $401,875,000)		461,447
Other assets less liabilities 3.02%		14,347

Net assets 100.00%		$475,794

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,830	September 2020	$183,000	$230,108	$521
Euro Stoxx 50 Index Contracts	Short	115	September 2020	€(1)	(4,176)	(58)
FTSE 100 Index Contracts	Short	88	September 2020	£(1)	(6,693)	28
S&P Mid 400 E-mini Index Contracts	Short	16	September 2020	$(2)	(2,847)	(31)
Mini MSCI Emerging Market Index Contracts	Short	81	September 2020	(4)	(3,992)	(57)
Nikkei 225 Index Contracts	Short	4	September 2020	¥(4)	(829)	20
Russell 2000 Mini Index Contracts	Short	74	September 2020	$(4)	(5,319)	(142)
S&P 500 E-mini Index Contracts	Short	934	September 2020	(47)	(144,312)	(1,226)
Euro Currency Contracts	Short	33	September 2020	€(4,125)	(4,642)	47
British Pound Currency Contracts	Short	95	September 2020	£(5,937)	(7,361)	147
Japanese Yen Currency Contracts	Short	7	September 2020	¥(87,500)	(811)	3
						$(748)

American Funds Insurance Series	97

Managed Risk Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.77%
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	2,704,845	2,780,171	4,337,694	$19,348	$14,700	$1,044	$384,320
Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	4,753,074	5,922,542	4,800,568	3,228	(1,124)	278	56,359
Total 92.62%					$22,576	$13,576	$1,322	$440,679

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

98	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 80.16%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,722,659	$124,235

Total growth funds (cost: $123,593,000)		124,235

Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	1,391,875	16,340

Total fixed income funds (cost: $16,266,000)		16,340

Short-term securities 5.51%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	8,534,973	8,535

Total short-term securities (cost: $8,535,000)		8,535
Total investment securities 96.21% (cost: $148,394,000)		149,110
Other assets less liabilities 3.79%		5,881

Net assets 100.00%		$154,991

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	591	September 2020	$59,100	$74,314	$169
Russell 2000 Mini Index Contracts	Short	4	September 2020	— [4]	(288)	(6)
FTSE 100 Index Contracts	Short	53	September 2020	£(1)	(4,031)	27
S&P 500 E-mini Index Contracts	Short	18	September 2020	$(1)	(2,781)	(11)
Euro Stoxx 50 Index Contracts	Short	398	September 2020	€(4)	(14,452)	(201)
Mini MSCI Emerging Market Index Contracts	Short	430	September 2020	$(21)	(21,193)	(335)
Nikkei 225 Index Contracts	Short	46	September 2020	¥(46)	(9,531)	168
British Pound Currency Contracts	Short	58	September 2020	£(3,625)	(4,494)	124
Euro Currency Contracts	Short	113	September 2020	€(14,125)	(15,896)	176
Japanese Yen Currency Contracts	Short	87	September 2020	¥(1,087,500)	(10,082)	35
						$146

American Funds Insurance Series	99

Managed Risk International Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.16%
American Funds Insurance Series – International Fund, Class 1	6,417,163	3,607,142	3,301,646	6,722,659	$(274)	$(13,491)	$291	$124,235
Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	1,552,632	2,350,929	1,391,875	1,004	(602)	76	16,340
Total 90.70%					$730	$(14,093)	$367	$140,575

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

100	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 80.69%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,665,236	$277,422

Total growth-and-income funds (cost: $256,393,000)		277,422

Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	3,150,130	41,204

Total fixed income funds (cost: $41,869,000)		41,204

Short-term securities 4.16%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	14,294,614	14,295

Total short-term securities (cost: $14,295,000)		14,295
Total investment securities 96.83% (cost: $312,557,000)		332,921
Other assets less liabilities 3.17%		10,910

Net assets 100.00%		$343,831

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,326	September 2020	$132,600	$166,734	$358
Euro Stoxx 50 Index Contracts	Short	27	September 2020	€— [4]	(980)	(15)
FTSE 100 Index Contracts	Short	19	September 2020	£— [4]	(1,445)	7
S&P Mid 400 E-mini Index Contracts	Short	4	September 2020	$— [4]	(712)	5
Russell 2000 Mini Index Contracts	Short	24	September 2020	(1)	(1,725)	(46)
Nikkei 225 Index Contracts	Short	3	September 2020	¥(3)	(622)	13
S&P 500 E-mini Index Contracts	Short	843	September 2020	$(42)	(130,252)	(1,128)
Euro Currency Contracts	Short	8	September 2020	€(1,000)	(1,125)	12
British Pound Currency Contracts	Short	20	September 2020	£(1,250)	(1,550)	21
Japanese Yen Currency Contracts	Short	6	September 2020	¥(75,000)	(695)	2
						$(771)

American Funds Insurance Series	101

Managed Risk Blue Chip Income and Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 80.69%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	17,541,545	16,966,036	22,665,236	$(44,343)	$17,301	$1,252	$277,422
Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	4,396,329	5,583,633	3,150,130	4,403	(1,398)	249	41,204
Total 92.67%					$(39,940)	$15,903	$1,501	$318,626

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

102	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 79.81%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	37,428,324	$1,774,103

Total growth-and-income funds (cost: $1,699,817,000)		1,774,103

Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	27,153,850	318,786

Total fixed income funds (cost: $301,353,000)		318,786

Short-term securities 3.45%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	76,700,100	76,700

Total short-term securities (cost: $76,700,000)		76,700

Options purchased 0.91%
Options purchased*		20,156

Total options purchased (cost: $14,491,000)		20,156
Total investment securities 98.51% (cost: $2,092,361,000)		2,189,745
Other assets less liabilities 1.49%		33,195

Net assets 100.00%		$2,222,940

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2020 (000)
S&P 500 Index	15	$47	$2,325.00	9/18/2020	$26
S&P 500 Index	205	636	2,375.00	9/18/2020	414
S&P 500 Index	130	403	2,400.00	9/18/2020	283
S&P 500 Index	140	434	2,425.00	9/18/2020	330
S&P 500 Index	390	1,209	2,450.00	9/18/2020	996
S&P 500 Index	150	465	2,475.00	9/18/2020	412
S&P 500 Index	85	264	2,500.00	9/18/2020	238
S&P 500 Index	2,845	8,820	2,525.00	9/18/2020	9,047
S&P 500 Index	500	1,550	1,775.00	12/18/2020	722
S&P 500 Index	805	2,496	1,950.00	12/18/2020	1,707
S&P 500 Index	250	775	2,025.00	12/18/2020	700
S&P 500 Index	1,205	3,736	2,050.00	12/18/2020	3,446
S&P 500 Index	570	1,767	2,075.00	12/18/2020	1,835
					$20,156

American Funds Insurance Series	103

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,944	September 2020	$694,400	$873,154	$1,869
FTSE 100 Index Contracts	Short	472	September 2020	£(5)	(35,898)	125
Russell 2000 Mini Index Contracts	Short	115	September 2020	$(6)	(8,266)	(252)
Euro Stoxx 50 Index Contracts	Short	653	September 2020	€(7)	(23,712)	(336)
S&P Mid 400 E-mini Index Contracts	Short	93	September 2020	$(9)	(16,546)	(86)
Mini MSCI Emerging Market Index Contracts	Short	196	September 2020	(10)	(9,660)	(124)
Nikkei 225 Index Contracts	Short	21	September 2020	¥(21)	(4,351)	10
S&P 500 E-mini Index Contracts	Short	2,188	September 2020	$(109)	(338,068)	(647)
Euro Currency Contracts	Short	192	September 2020	€(24,000)	(27,009)	191
British Pound Currency Contracts	Short	514	September 2020	£(32,125)	(39,825)	664
Japanese Yen Currency Contracts	Short	42	September 2020	¥(525,000)	(4,867)	28
						$1,442

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 79.81%
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	8,983,578	7,876,028	37,428,324	$(18,289)	$(88,186)	$7,790	$1,774,103
Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	13,872,805	16,905,744	27,153,850	15,325	(2,561)	1,520	318,786
Total 94.15%					$(2,964)	$(90,747)	$9,310	$2,092,889

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

104	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2020	unaudited

Asset allocation funds 94.87%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	106,445,576	$2,499,342

Total asset allocation funds (cost: $2,371,532,000)		2,499,342

Short-term securities 3.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	88,533,146	88,533

Total short-term securities (cost: $88,533,000)		88,533
Total investment securities 98.23% (cost: $2,460,065,000)		2,587,875
Other assets less liabilities 1.77%		46,716

Net assets 100.00%		$2,634,591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,187	September 2020	$618,700	$777,967	$1,825
FTSE 100 Index Contracts	Short	155	September 2020	£(2)	(11,789)	57
Euro Stoxx 50 Index Contracts	Short	744	September 2020	€(7)	(27,016)	(415)
S&P Mid 400 E-mini Index Contracts	Short	74	September 2020	$(7)	(13,165)	(72)
Russell 2000 Mini Index Contracts	Short	182	September 2020	(9)	(13,082)	(386)
Nikkei 225 Index Contracts	Short	18	September 2020	¥(18)	(3,730)	33
Mini MSCI Emerging Market Index Contracts	Short	380	September 2020	$(19)	(18,728)	(230)
S&P 500 E-mini Index Contracts	Short	2,871	September 2020	(144)	(443,598)	(5,339)
British Pound Currency Contracts	Short	171	September 2020	£(10,688)	(13,249)	243
Euro Currency Contracts	Short	213	September 2020	€(26,625)	(29,962)	216
Japanese Yen Currency Contracts	Short	34	September 2020	¥(425,000)	(3,940)	17
						$(4,051)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Asset allocation funds 94.87%
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	30,198,966	36,216,253	106,445,576	$31,110	$(115,825)	$11,742	$2,499,342

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105

Financial statements

Statements of assets and liabilities
at June 30, 2020

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$6,800,923	$4,406,547		$30,210,096	$8,909,827	$3,446,624
Affiliated issuers	—	28,136		—	—	—
Cash	1,219	140		1,290	51	652
Cash collateral received for securities on loan	2,692	6,779		—	1,203	898
Cash denominated in currencies other than U.S. dollars	755	282		182	1,477	5,282
Unrealized appreciation on open forward currency contracts	—	—		—	—	10
Receivables for:
Sales of investments	—	1,722		239,774	64,948	22,688
Sales of fund’s shares	1,823	163		20,147	1,931	1,596
Dividends and interest	8,335	3,570		16,137	22,780	8,580
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	—
Variation margin on swap contracts	—	—		—	—	—
Securities lending income	17	409		—	53	11
Other	512	—	*	8	327	1,814
	6,816,276	4,447,748		30,487,634	9,002,597	3,488,155
Liabilities:
Collateral for securities on loan	26,917	67,795		—	12,030	8,979
Unrealized depreciation on open forward currency contracts	—	—		—	—	4
Payables for:
Purchases of investments	27	9,377		35,543	29,973	17,929
Repurchases of fund’s shares	24,159	14,174		117,041	14,206	7,519
Investment advisory services	2,819	2,483		7,790	3,658	1,460
Insurance administrative fees	231	113		966	201	363
Services provided by related parties	1,010	599		4,420	1,085	395
Trustees’ deferred compensation	73	50		465	192	34
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	16
Variation margin on swap contracts	—	—		—	—	—
Non-U.S. taxes	2,859	139		992	8,079	6,580
Other	745	87		80	206	421
	58,840	94,817		167,297	69,630	43,700
Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,424	$3,312,498		$14,523,960	$7,757,420	$2,642,985
Total distributable earnings (accumulated loss)	3,115,012	1,040,433		15,796,377	1,175,547	801,470
Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Investment securities on loan, at value	$25,635	$69,706		$—	$11,451	$8,556
Investment securities, at cost:
Unaffiliated issuers	3,717,864	3,210,976		15,395,228	7,341,731	2,656,688
Affiliated issuers	—	60,721		—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	755	282		183	1,477	5,283

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

106	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund	Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)

$8,417,359	$1,920,163	$33,982,191	$1,298,444	$974,871		$27,593,550		$416,011	$11,689,474		$2,137,369
—	—	—	—	—		76,331		—	—		—
2,792	887	3,520	50	701		2,526		133	6,655		537
—	—	—	—	377		5,034		—	—		—
—	75	—	232	366		—		9	—	*	64
—	—	—	—	—		—		108	2,979		742

—	4,998	50,811	—	15,078		1,174,758		6,689	1,909,331		83,348
2,684	571	5,896	239	1,529		9,474		75	34,126		3,504
10,614	4,733	40,582	4,075	3,336		77,276		1,374	58,586		14,841
—	—	—	—	—		—		47	—		5,787
—	—	—	—	12		334		1	1,252		95
—	—	—	—	69		—	*	11	296		295
—	—	—	—	13		60		—	—		—
—	183	—	18	16		140		21	80		66
8,433,449	1,931,610	34,083,000	1,303,058	996,368		28,939,483		424,479	13,702,779		2,246,648

—	—	—	—	3,773		50,338		—	—		—
—	27	—	—	4		—		165	1,252		1,979

6,195	9,766	75,860	23	27,339		2,458,118		10,537	3,321,101		160,470
7,390	3,444	39,467	1,061	3,215		19,456		84	4,381		818
2,725	948	7,130	660	174		5,749		224	3,069		737
374	77	691	53	253		2,627		56	342		30
911	321	3,660	90	109		2,547		68	1,093		258
87	23	540	11	4		269		3	116		25
—	—	—	—	—		—		—	—		1,089
—	—	—	—	66		776		—	968		90
—	—	—	—	—	*	—		7	142		126
95	1,905	186	140	120		724		41	—		137
3	30	1,127	36	10		32		6	12		88
17,780	16,541	128,661	2,074	35,067		2,540,636		11,191	3,332,476		165,847
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$7,039,795	$1,507,479	$24,581,668	$1,287,115	$966,903		$20,193,336		$345,828	$9,435,457		$1,992,653
1,375,874	407,590	9,372,671	13,869	(5,602)		6,205,511		67,460	934,846		88,148
$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$—	$—	$—	$—	$3,593		$47,984		$—	$—		$—

7,070,167	1,535,745	24,591,940	1,201,052	905,907		22,097,199		351,926	11,155,136		2,078,021
—	—	—	—	—		112,973		—	—		—
—	75	—	237	366		—		9	—	*	78

American Funds Insurance Series	107

Statements of assets and liabilities
at June 30, 2020

	High- Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$787,337		$412,848	$343,931		$2,675,309	$20,768
Affiliated issuers	—		—	—		—	440,679
Cash	710		274	64		1,214	—
Cash collateral pledged for futures contracts	—		—	—		—	14,719
Cash collateral pledged for swap contracts	1,087		—	—		—	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—		—	—
Receivables for:
Sales of investments	4,471		84,455	—		838,085	3,201
Sales of fund’s shares	1,729		325	544		8,786	33
Dividends and interest	13,600		526	—		5,505	2
Variation margin on futures contracts	—		15	—		227	86
Variation margin on swap contracts	—		72	—		1,651	—
Other	3		1	—		—	—
	808,937		498,516	344,539		3,530,777	479,488
Liabilities:
Payables for:
Purchases of investments	21,311		211,160	—		1,560,978	—
Repurchases of fund’s shares	2,723		387	157		2,636	1,082
Investment advisory services	319		56	90		571	38
Insurance administrative fees	30		23	21		155	277
Services provided by related parties	159		26	70		367	92
Trustees’ deferred compensation	41		3	15		52	2
Variation margin on futures contracts	—		33	—		1,390	2,203
Variation margin on swap contracts	102		3	—		249	—
Other	1		—	—	*	1	—
	24,686		211,691	353		1,566,399	3,694
Net assets at June 30, 2020	$784,251		$286,825	$344,186		$1,964,378	$475,794

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,067,386		$269,291	$343,495		$1,711,687	$400,000
Total distributable earnings (accumulated loss)	(283,135)		17,534	691		252,691	75,794
Net assets at June 30, 2020	$784,251		$286,825	$344,186		$1,964,378	$475,794

Investment securities, at cost:
Unaffiliated issuers	$857,624		$406,890	$343,921		$2,607,218	$20,768
Affiliated issuers	—		—	—		—	381,107
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—		—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

108	American Funds Insurance Series

 unaudited
(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$8,535		$14,295	$96,856	$88,533
140,575		318,626	2,092,889	2,499,342
—		—	—	—
6,156		11,264	39,871	48,572
—		—	—	—
—		—	—	—

115		2,343	—	9,272
—	*	360	143	283
1		1	8	9
159		16	417	213
—		—	—	—
—		—	—	—
155,541		346,905	2,230,184	2,646,224

—		326	107	—
127		571	30	2,393
13		29	183	217
92		207	1,329	1,612
31		69	57	535
1		2	6	25
286		1,870	5,532	6,851
—		—	—	—
—		—	—	—
550		3,074	7,244	11,633
$154,991		$343,831	$2,222,940	$2,634,591

$167,076		$371,801	$2,034,478	$2,507,349
(12,085)		(27,970)	188,462	127,242
$154,991		$343,831	$2,222,940	$2,634,591

$8,535		$14,295	$91,191	$88,533
139,859		298,262	2,001,170	2,371,532
—		—	—	—

American Funds Insurance Series	109

Statements of assets and liabilities
at June 30, 2020

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$2,577,265	$1,953,722	$11,854,034	$4,728,600	$1,892,168
	Shares outstanding	78,302	80,407	133,807	255,867	77,279
	Net asset value per share	$32.91	$24.30	$88.59	$18.48	$24.48
Class 1A:	Net assets	$7,122	$678	$25,600	$7,547	$6,554
	Shares outstanding	217	28	290	410	269
	Net asset value per share	$32.79	$24.22	$88.16	$18.41	$24.37
Class 2:	Net assets	$3,771,308	$2,197,405	$16,504,586	$3,834,301	$901,859
	Shares outstanding	115,891	93,404	188,011	208,477	37,228
	Net asset value per share	$32.54	$23.53	$87.79	$18.39	$24.23
Class 3:	Net assets			$224,772	$21,011
	Shares outstanding	Not applicable	Not applicable	2,519	1,134	Not applicable
	Net asset value per share			$89.23	$18.52
Class 4:	Net assets	$401,741	$201,126	$1,711,345	$341,508	$643,874
	Shares outstanding	12,429	8,510	19,805	18,806	26,726
	Net asset value per share	$32.32	$23.63	$86.41	$18.16	$24.09

		High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$114,962	$191,924	$42,342	$375,307
	Shares outstanding	12,425	17,278	3,741	28,687	Not applicable
	Net asset value per share	$9.25	$11.11	$11.32	$13.08
Class 1A:	Net assets	$879	$600	$10	$3,167
	Shares outstanding	95	54	1	243	Not applicable
	Net asset value per share	$9.23	$11.08	$11.32	$13.04
Class 2:	Net assets	$609,375	$56,036	$264,574	$1,327,819
	Shares outstanding	67,113	5,058	24,017	102,663	Not applicable
	Net asset value per share	$9.08	$11.08	$11.02	$12.93
Class 3:	Net assets	$8,885		$3,704	$10,561
	Shares outstanding	956	Not applicable	333	806	Not applicable
	Net asset value per share	$9.29		$11.14	$13.10
Class 4:	Net assets	$50,150	$38,265	$33,556	$247,524
	Shares outstanding	5,067	3,492	3,016	19,159	Not applicable
	Net asset value per share	$9.90	$10.96	$11.12	$12.92
Class P1:	Net assets					$8,933
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	632
	Net asset value per share					$14.14
Class P2:	Net assets					$466,861
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	33,228
	Net asset value per share					$14.05

*	Amount less than one thousand.

See notes to financial statements.

110	American Funds Insurance Series

 unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$5,012,447	$595,521	$20,113,557	$1,018,911	$531,064	$17,060,999	$127,192	$6,193,266	$1,063,326
409,370	43,360	424,334	66,159	53,711	726,468	9,725	527,359	87,569
$12.24	$13.73	$47.40	$15.40	$9.89	$23.48	$13.08	$11.74	$12.14
$12,167	$1,947	$11,148	$2,228	$5,218	$11,158	$2,179	$7,741	$589
998	142	236	145	528	477	167	662	49
$12.18	$13.69	$47.20	$15.36	$9.88	$23.41	$13.04	$11.69	$12.11
$2,750,308	$1,184,793	$12,503,946	$190,263	$5,976	$4,808,231	$192,194	$3,588,958	$968,059
227,855	86,504	267,435	12,402	605	207,145	14,739	309,891	80,404
$12.07	$13.70	$46.76	$15.34	$9.88	$23.21	$13.04	$11.58	$12.04
		$142,104			$30,325
Not applicable	Not applicable	2,994	Not applicable	Not applicable	1,290	Not applicable	Not applicable	Not applicable
		$47.47			$23.50
$640,747	$132,808	$1,183,584	$89,582	$419,043	$4,488,134	$91,723	$580,338	$48,827
53,430	9,866	25,635	5,881	42,463	194,512	7,109	50,272	4,097
$11.99	$13.46	$46.17	$15.23	$9.87	$23.07	$12.90	$11.54	$11.92

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$1,287	$1,200	$1,938,294	$3,884
137	115	150,354	309
$9.41	$10.44	$12.89	$12.56
$153,704	$342,631	$284,646	$2,630,707
16,426	33,045	22,208	215,304
$9.36	$10.37	$12.82	$12.22

American Funds Insurance Series	111

Statements of operations
for the six months ended June 30, 2020

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$40,163		$16,488	$123,178	$70,461	$21,534
Interest	6		3	1,279	2,634	3,317
Securities lending income	46		1,880	—	95	40
	40,215		18,371	124,457	73,190	24,891
Fees and expenses*:
Investment advisory services	16,284		14,314	44,278	21,651	11,609
Distribution services	4,928		2,830	21,161	5,104	1,819
Insurance administrative services	469		233	1,915	423	746
Transfer agent services	—	†	— †	2	1	— †
Administrative services	948		616	4,150	1,312	496
Reports to shareholders	86		55	356	120	54
Registration statement and prospectus	34		69	187	77	24
Trustees’ compensation	10		7	44	14	5
Auditing and legal	14		29	16	28	56
Custodian	356		295	242	834	410
Other	3		40	13	5	32
Total fees and expenses before waivers/reimbursements	23,132		18,488	72,364	29,569	15,251
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—		—	—	—	984
Total fees and expenses after waivers	23,132		18,488	72,364	29,569	14,267
Net investment income (loss)	17,083		(117)	52,093	43,621	10,624
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	42,774		(126,951)	946,951	(232,455)	15,408
Affiliated issuers	—		—	—	—	—
Futures contracts	—		—	—	—	—
Forward currency contracts	—		—	—	182	(23)
Swap contracts	—		—	—	—	—
Currency transactions	(885)		(560)	(847)	(1,833)	(1,402)
	41,889		(127,511)	946,104	(234,106)	13,983
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	198,615		1,895	2,294,869	(896,169)	(185,316)
Affiliated issuers	—		620	—	—	—
Futures contracts	—		—	—	—	73
Forward currency contracts	—		—	—	131	6
Swap contracts	—		—	—	—	—
Currency translations	44		(242)	(45)	214	(150)
	198,659		2,273	2,294,824	(895,824)	(185,387)
Net realized gain (loss) and unrealized appreciation (depreciation)	240,548		(125,238)	3,240,928	(1,129,930)	(171,404)
Net increase (decrease) in net assets resulting from operations	$257,631		$(125,355)	$3,293,021	$(1,086,309)	$(160,780)

See end of statements of operations for footnotes.

See notes to financial statements.

112	American Funds Insurance Series

unaudited
(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$102,649	$19,233	$310,513	$17,964	$13,592	$169,401	$3,127	$4,210	$376
2	1,466	1,160	461	2,363	111,253	1,343	129,403	26,598
—	—	—	—	26	492	—	—	—
102,651	20,699	311,673	18,425	15,981	281,146	4,470	133,613	26,974

16,131	5,622	42,043	3,906	2,264	34,143	1,343	18,900	5,455
4,140	1,623	16,805	351	528	11,343	350	5,091	1,265
750	162	1,425	112	528	5,389	114	680	63
— †	— †	2	— †	— †	2	— †	1	— †
1,237	281	4,915	190	141	3,856	61	1,563	306
94	23	437	9	5	288	3	140	22
102	16	190	5	31	291	3	65	17
14	3	53	2	2	39	1	14	2
5	21	22	9	1	14	4	6	4
48	117	285	192	48	123	36	70	174
4	1	17	1	— †	13	1	5	7
22,525	7,869	66,194	4,777	3,548	55,501	1,916	26,535	7,315

—	—	—	—	406	—	—	—	340
22,525	7,869	66,194	4,777	3,142	55,501	1,916	26,535	6,975
80,126	12,830	245,479	13,648	12,839	225,645	2,554	107,078	19,999

(50,918)	13,838	(270,288)	(61,926)	(58,786)	493,330	1,258	263,827	11,840
—	—	—	—	—	13,498	—	—	—
—	—	—	—	3,729	36,972	449	85,319	(1,040)
—	25	—	18	24	—	398	(6,097)	8,589
—	—	—	—	2,323	(10,838)	(24)	6,561	(3,720)
— †	(630)	663	624	11	(137)	(203)	(88)	(992)
(50,918)	13,233	(269,625)	(61,284)	(52,699)	532,825	1,878	349,522	14,677

(769,382)	(252,148)	(1,252,158)	(165,604)	(25,949)	(1,159,291)	(18,130)	214,368	1,713
—	—	—	—	—	(79,610)	—	—	—
—	—	—	—	424	3,710	17	5,309	929
—	110	—	12	(4)	—	42	2,917	973
—	—	—	—	(550)	3,812	(96)	(24,633)	380
(11)	(210)	(470)	(28)	(6)	(20)	(11)	6	(110)
(769,393)	(252,248)	(1,252,628)	(165,620)	(26,085)	(1,231,399)	(18,178)	197,967	3,885

(820,311)	(239,015)	(1,522,253)	(226,904)	(78,784)	(698,574)	(16,300)	547,489	18,562
$(740,185)	$(226,185)	$(1,276,774)	$(213,256)	$(65,945)	$(472,929)	$(13,746)	$654,567	$38,561

American Funds Insurance Series	113

Statements of operations
for the six months ended June 30, 2020

	High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)		Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$288	$—		$—		$—		$1,322
Interest	37,081	2,376		1,652		22,392		53
	37,369	2,376		1,652		22,392		1,375
Fees and expenses*:
Investment advisory services	2,499	607		509		4,542		331
Distribution services	839	112		351		1,952		543
Insurance administrative services	65	42		37		251		552
Transfer agent services	— †	—	†	—	†	—	†	— †
Administrative services	156	43		48		397		—
Accounting and administrative services	—	—		—		—		40
Reports to shareholders	15	2		3		68		4
Registration statement and prospectus	5	1		1		12		7
Trustees’ compensation	1	—	†	1		2		1
Auditing and legal	2	1		4		2		1
Custodian	9	13		—	†	19		7
Other	11	—	†	—	†	1		1
Total fees and expenses before waivers/reimbursements	3,602	821		954		7,246		1,487
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	85		—		—		110
Miscellaneous fee reimbursements	—	—		—		—		—
Total waivers/reimbursements of fees and expenses	—	85		—		—		110
Total fees and expenses after waivers	3,602	736		954		7,246		1,377
Net investment income (loss)	33,767	1,640		698		15,146		(2)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(52,614)	9,528		—		125,165		—
Affiliated issuers	—	—		—		—		22,576
Futures contracts	(144)	8,464		—		87,073		(7,772)
Swap contracts	4,677	(2,463)		—		15,421		—
Currency transactions	1	—		—		—		(15)
Capital gain distributions received from affiliated issuers	—	—		—		—		9,678
	(48,080)	15,529		—		227,659		24,467
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(67,914)	1,496		3		29,510		—
Affiliated issuers	—	—		—		—		13,576
Futures contracts	(159)	780		—		8,167		(687)
Swap contracts	1,897	(3,135)		—		(31,391)		—
	(66,176)	(859)		3		6,286		12,889
Net realized gain (loss) and unrealized appreciation (depreciation)	(114,256)	14,670		3		233,945		37,356
Net increase (decrease) in net assets resulting from operations	$(80,489)	$16,310		$701		$249,091		$37,354

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

114	American Funds Insurance Series

unaudited
(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$367	$1,501	$9,310	$11,742
25	43	280	412
392	1,544	9,590	12,154

115	255	1,640	1,995
190	424	344	3,321
191	426	2,732	3,325
— †	— †	— †	— †
—	—	—	—
36	39	66	65
2	3	11	32
— †	2	13	9
— †	— †	3	4
1	1	2	2
7	7	7	7
1	1	2	2
543	1,158	4,820	8,762

38	85	546	665
2	—	—	—
40	85	546	665
503	1,073	4,274	8,097
(111)	471	5,316	4,057

—	—	(9,526)	—
730	(39,940)	(2,964)	31,110
(7,162)	(10,119)	42,265	(36,051)
—	—	—	—
39	(9)	(128)	(116)
159	4,329	49,797	11,667
(6,234)	(45,739)	79,444	6,610

—	—	15,786	—
(14,093)	15,903	(90,747)	(115,825)
176	(719)	772	(3,526)
—	—	—	—
(13,917)	15,184	(74,189)	(119,351)

(20,151)	(30,555)	5,255	(112,741)
$(20,262)	$(30,084)	$10,571	$(108,684)

American Funds Insurance Series	115

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$17,083	$56,332	$(117)	$13,730	$52,093	$241,310
Net realized gain (loss)	41,889	193,918	(127,511)	251,270	946,104	745,536
Net unrealized appreciation (depreciation)	198,659	1,619,747	2,273	882,559	2,294,824	6,038,232
Net increase (decrease) in net assets resulting from operations	257,631	1,869,997	(125,355)	1,147,559	3,293,021	7,025,078
Distributions paid to shareholders	(207,222)	(417,934)	(284,490)	(284,752)	(815,133)	(2,978,202)
Net capital share transactions	(93,420)	(153,769)	142,503	102,952	(627,210)	974,922
Total (decrease) increase in net assets	(43,011)	1,298,294	(267,342)	965,759	1,850,678	5,021,798
Net assets:
Beginning of period	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861
End of period	$6,757,436	$6,800,447	$4,352,931	$4,620,273	$30,320,337	$28,469,659

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$13,648	$37,530	$12,839	$24,376	$225,645	$527,540
Net realized gain (loss)	(61,284)	(37,024)	(52,699)	(6,878)	532,825	20,909
Net unrealized appreciation (depreciation)	(165,620)	293,939	(26,085)	117,343	(1,231,399)	4,312,978
Net increase (decrease) in net assets resulting from operations	(213,256)	294,445	(65,945)	134,841	(472,929)	4,861,427
Distributions paid to shareholders	(3,243)	(53,548)	(14,279)	(24,614)	(242,551)	(1,801,337)
Net capital share transactions	17,397	(78,069)	42,809	213,209	(305,328)	1,434,114
Total (decrease) increase in net assets	(199,102)	162,828	(37,415)	323,436	(1,020,808)	4,494,204
Net assets:
Beginning of period	1,500,086	1,337,258	998,716	675,280	27,419,655	22,925,451
End of period	$1,300,984	$1,500,086	$961,301	$998,716	$26,398,847	$27,419,655

See end of statements of changes in net assets for footnote.

See notes to financial statements.

116	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$43,621	$136,307	$10,624	$34,732	$80,126	$189,701	$12,830	$38,039	$245,479	$648,555
(234,106)	(127,992)	13,983	32,951	(50,918)	85,829	13,233	51,837	(269,625)	902,476
(895,824)	1,988,427	(185,387)	791,400	(769,393)	1,423,960	(252,248)	449,868	(1,252,628)	6,175,985

(1,086,309)	1,996,742	(160,780)	859,083	(740,185)	1,699,490	(226,185)	539,744	(1,276,774)	7,727,016
(19,263)	(394,620)	(41,502)	(164,192)	(141,493)	(878,225)	(58,009)	(140,198)	(1,058,736)	(3,957,175)
(36,892)	(536,801)	(113,674)	54,641	14,986	429,824	60,780	(76,937)	263,583	2,392,290
(1,142,464)	1,065,321	(315,956)	749,532	(866,692)	1,251,089	(223,414)	322,609	(2,071,927)	6,162,131

10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272	2,138,483	1,815,874	36,026,266	29,864,135
$8,932,967	$10,075,431	$3,444,455	$3,760,411	$8,415,669	$9,282,361	$1,915,069	$2,138,483	$33,954,339	$36,026,266

Global Balanced Fund		Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)		High-Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$2,554	$6,777	$107,078	$272,023	$19,999	$52,158	$33,767	$82,861	$1,640	$6,346
1,878	9,826	349,522	243,332	14,677	21,665	(48,080)	(19,893)	15,529	9,940
(18,178)	58,663	197,967	411,625	3,885	87,557	(66,176)	86,931	(859)	(1,209)

(13,746)	75,266	654,567	926,980	38,561	161,380	(80,489)	149,899	16,310	15,077
(1,456)	(16,934)	(144,034)	(280,200)	(39,902)	(35,756)	(12,904)	(79,066)	(1,602)	(7,525)
(8,460)	12,429	(691,390)	49,693	(46,502)	(84,997)	(388,649)	(8,439)	(22,393)	(4,217)
(23,662)	70,761	(180,857)	696,473	(47,843)	40,627	(482,042)	62,394	(7,685)	3,335

436,950	366,189	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899	294,510	291,175
$413,288	$436,950	$10,370,303	$10,551,160	$2,080,801	$2,128,644	$784,251	$1,266,293	$286,825	$294,510

American Funds Insurance Series	117

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$698	$4,833	$15,146	$55,852	$(2)	$2,886
Net realized gain (loss)	—	(1)	227,659	122,154	24,467	30,629
Net unrealized appreciation (depreciation)	3	15	6,286	(22,336)	12,889	43,736
Net increase (decrease) in net assets resulting from operations	701	4,847	249,091	155,670	37,354	77,251
Distributions paid to shareholders	(737)	(5,093)	(49,531)	(60,961)	(25,274)	(30,222)
Net capital share transactions	59,592	(21,528)	(1,131,516)	(67,678)	24,064	49,348
Total (decrease) increase in net assets	59,556	(21,774)	(931,956)	27,031	36,144	96,377
Net assets:
Beginning of period	284,630	306,404	2,896,334	2,869,303	439,650	343,273
End of period	$344,186	$284,630	$1,964,378	$2,896,334	$475,794	$439,650

*	Unaudited.

See notes to financial statements.

118	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$(111)	$1,940	$471	$5,680	$5,316	$35,433	$4,057	$40,653
(6,234)	2,677	(45,739)	16,823	79,444	149,567	6,610	131,826
(13,917)	21,114	15,184	23,125	(74,189)	180,419	(119,351)	271,610

(20,262)	25,731	(30,084)	45,628	10,571	365,419	(108,684)	444,089
(3,247)	(7,796)	(16,570)	(23,415)	(151,686)	(32,440)	(146,678)	(177,811)
12,731	(3,125)	25,050	6,553	94,331	44,643	57,449	23,729
(10,778)	14,810	(21,604)	28,766	(46,784)	377,622	(197,913)	290,007

165,769	150,959	365,435	336,669	2,269,724	1,892,102	2,832,504	2,542,497
$154,991	$165,769	$343,831	$365,435	$2,222,940	$2,269,724	$2,634,591	$2,832,504

American Funds Insurance Series	119

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series -Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

120	American Funds Insurance Series

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series	121

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

122	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2020 (dollars in thousands):

American Funds Insurance Series	123

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,284,484	$798,997	$—	$2,083,481
Consumer discretionary	644,467	737,616	—	1,382,083
Health care	594,181	263,129	—	857,310
Financials	288,296	324,252	—	612,548
Communication services	363,088	202,838	—	565,926
Consumer staples	226,669	245,324	—	471,993
Industrials	35,710	227,160	—	262,870
Materials	100,652	30,744	—	131,396
Energy	—	87,257	—	87,257
Other	—	31,299	—	31,299
Preferred securities	—	156,272	—	156,272
Short-term securities	158,488	—	—	158,488
Total	$3,696,035	$3,104,888	$—	$6,800,923

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$597,103	$441,881	$—	$1,038,984
Health care	798,293	237,421	3	1,035,717
Consumer discretionary	361,327	266,306	—	627,633
Industrials	167,492	446,741	—	614,233
Financials	176,658	78,390	—	255,048
Communication services	71,494	79,754	—	151,248
Real estate	66,801	58,799	—	125,600
Consumer staples	57,052	62,582	—	119,634
Materials	30,216	46,570	—	76,786
Utilities	9,940	47,877	—	57,817
Energy	24,332	5,728	10,485	40,545
Preferred securities	7,081	—	53,437	60,518
Convertible stocks	—	—	6,715	6,715
Short-term securities	224,205	—	—	224,205
Total	$2,591,994	$1,772,049	$70,640	$4,434,683

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized loss†	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2020
Investment securities	$44,058	$913	$35,620	$(17)	$(4,876)	$(5,058)	$—	$70,640
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2020								$(5,058)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
†	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

124	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
		Liquidation value	N/A	N/A	N/A	N/A
			Price/cash flow multiple	7.8x	7.8x	Increase
Common stocks	$10,488	Market comparables	DLOM	24%	24%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	53,437	Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
Convertible stocks	6,715		Market comparables discount	20%	20%	Decrease
		Market comparables	Enterprise value/sales multiple	11.6x	11.6x	Increase
			Transaction point multiple discount	2%	2%	Decrease
	$70,640

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,511,810	$822,391	$—	$7,334,201
Communication services	5,872,265	24,348	—	5,896,613
Consumer discretionary	5,200,060	193,384	—	5,393,444
Health care	4,687,932	29,881	46,931	4,764,744
Financials	1,416,856	121,218	—	1,538,074
Industrials	1,193,617	327,064	—	1,520,681
Materials	833,367	58,183	—	891,550
Consumer staples	459,700	229,331	—	689,031
Real estate	432,288	—	—	432,288
Energy	359,863	—	—	359,863
Utilities	119,172	—	—	119,172
Preferred securities	—	25,573	—	25,573
Rights & warrants	607	—	—	607
Convertible bonds & notes	—	—	39,060	39,060
Short-term securities	1,205,195	—	—	1,205,195
Total	$28,292,732	$1,831,373	$85,991	$30,210,096

American Funds Insurance Series	125

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$307,245	$1,131,651	$—	$1,438,896
Financials	67,130	1,366,075	—	1,433,205
Health care	161,190	1,261,842	6	1,423,038
Industrials	30,210	913,816	—	944,026
Communication services	54,694	503,497	—	558,191
Consumer staples	15,660	472,775	—	488,435
Energy	67,608	307,448	—	375,056
Information technology	56,751	316,995	—	373,746
Utilities	—	344,595	—	344,595
Materials	147,539	191,287	—	338,826
Real estate	—	147,365	—	147,365
Preferred securities	34,408	55,587	—	89,995
Rights & warrants	—	24,374	—	24,374
Convertible bonds & notes	—	2,624	—	2,624
Bonds, notes & other debt instruments	—	41,200	—	41,200
Short-term securities	886,255	—	—	886,255
Total	$1,828,690	$7,081,131	$6	$8,909,827

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$419,393	$204,252	$—	$623,645
Consumer discretionary	118,253	354,352	—	472,605
Health care	194,913	239,219	1	434,133
Financials	88,601	309,970	—	398,571
Communication services	225,302	116,104	—	341,406
Consumer staples	34,107	181,765	—	215,872
Materials	76,585	115,978	—	192,563
Industrials	45,539	140,144	—	185,683
Energy	42,194	90,442	—	132,636
Utilities	10,719	56,172	—	66,891
Real estate	15,884	45,772	—	61,656
Preferred securities	20,703	14,844	—	35,547
Rights & warrants	—	7,781	—	7,781
Convertible bonds & notes	—	133	—	133
Bonds, notes & other debt instruments	—	116,248	—	116,248
Short-term securities	161,254	—	—	161,254
Total	$1,453,447	$1,993,176	$1	$3,446,624

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on open forward currency contracts	—	10	—	10
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Total	$73	$6	$—	$79

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 1.

126	American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$207,857	$131,533	$—	$339,390
Financials	113,922	158,377	—	272,299
Health care	163,530	72,117	—	235,647
Consumer discretionary	78,955	95,199	—	174,154
Industrials	85,232	83,835	—	169,067
Communication services	112,102	25,435	—	137,537
Utilities	23,936	112,019	—	135,955
Energy	33,030	67,663	—	100,693
Consumer staples	14,691	62,699	—	77,390
Materials	28,030	36,266	—	64,296
Real estate	41,065	14,801	—	55,866
Bonds, notes & other debt instruments	—	34,634	—	34,634
Short-term securities	123,235	—	—	123,235
Total	$1,025,585	$894,578	$—	$1,920,163

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(27)	$—	$(27)

*	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,780,358	$275,384	$—	$6,055,742
Health care	4,920,099	775,119	—	5,695,218
Communication services	4,790,029	146,412	—	4,936,441
Industrials	2,836,211	268,279	—	3,104,490
Financials	2,735,821	213,373	—	2,949,194
Consumer discretionary	2,181,687	18,743	—	2,200,430
Consumer staples	1,240,176	792,194	—	2,032,370
Materials	1,325,013	76,868	—	1,401,881
Energy	1,248,892	19,986	—	1,268,878
Utilities	818,534	157,999	—	976,533
Real estate	924,011	—	—	924,011
Convertible stocks	311,982	—	—	311,982
Bonds, notes & other debt instruments	—	39,975	—	39,975
Short-term securities	2,085,046	—	—	2,085,046
Total	$31,197,859	$2,784,332	$—	$33,982,191

American Funds Insurance Series	127

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$17,539	$219,971	$—	$237,510
Industrials	9,022	182,116	—	191,138
Health care	8,162	155,170	4	163,336
Consumer discretionary	—	144,942	—	144,942
Utilities	—	119,116	—	119,116
Communication services	23,509	62,963	—	86,472
Information technology	—	52,437	—	52,437
Consumer staples	—	50,640	—	50,640
Materials	4,374	45,498	—	49,872
Real estate	—	36,374	—	36,374
Energy	10,704	11,500	—	22,204
Preferred securities	6,478	—	—	6,478
Rights & warrants	—	8,024	—	8,024
Bonds, notes & other debt instruments	—	8,561	—	8,561
Short-term securities	121,340	—	—	121,340
Total	$201,128	$1,097,312	$4	$1,298,444

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$72,348	$38,351	$—	$110,699
Consumer staples	47,839	46,955	—	94,794
Utilities	33,782	52,906	—	86,688
Financials	44,159	42,373	—	86,532
Information technology	65,463	12,240	—	77,703
Real estate	40,897	18,227	—	59,124
Energy	35,849	6,411	—	42,260
Communication services	22,882	18,034	—	40,916
Industrials	19,481	16,466	—	35,947
Materials	13,100	14,892	—	27,992
Consumer discretionary	4,561	5,725	—	10,286
Preferred securities	—	808	—	808
Rights & warrants	—	—	—	—
Convertible stocks	13,095	—	—	13,095
Convertible bonds & notes	—	544	—	544
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,162	—	86,162
Mortgage-backed obligations	—	69,412	—	69,412
Corporate bonds & notes	—	67,077	—	67,077
Other bonds & notes	—	11,366	—	11,366
Short-term securities	53,466	—	—	53,466
Total	$466,922	$507,949	$—	$974,871

128	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$163	$—	$—	$163
Unrealized appreciation on interest rate swaps	—	81	—	81
Unrealized appreciation on credit default swaps	—	227	—	227
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Unrealized depreciation on interest rate swaps	—	(29)	—	(29)
Total	$93	$275	$—	$368

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Common stocks:
Information technology	$3,808,430	$25,661		$—	$3,834,091
Health care	2,916,023	105,456		8,839	3,030,318
Financials	2,277,466	160,163		—	2,437,629
Consumer discretionary	1,308,114	80,984		—	1,389,098
Consumer staples	857,812	416,065		—	1,273,877
Industrials	1,062,976	34,868		—	1,097,844
Communication services	981,722	—		—	981,722
Materials	685,380	70,337		—	755,717
Utilities	182,767	206,764		—	389,531
Energy	317,713	18,712		706	337,131
Real estate	211,176	—		—	211,176
Rights & warrants	—	—		133	133
Convertible stocks	127,927	38,630		566	167,123
Convertible bonds & notes	—	71		—	71
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	3,505,729		6,821	3,512,550
U.S. Treasury bonds & notes	—	2,725,104		—	2,725,104
Mortgage-backed obligations	—	2,256,578		—	2,256,578
Federal agency bonds & notes	—	14,005		—	14,005
Other	—	217,692		—	217,692
Short-term securities	3,038,491	—		—	3,038,491
Total	$17,775,997	$9,876,819		$17,065	$27,669,881

	Other investments*
	Level 1	Level 2		Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,474	$—		$—	$1,474
Unrealized appreciation on credit default swaps	—	—	†	—	—	†
Liabilities:
Unrealized depreciation on futures contracts	(726)	—		—	(726)
Total	$748	$—		$—	$748

*	Futures contracts and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

American Funds Insurance Series	129

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$27,242	$28,347	$—	$55,589
Health care	23,356	22,655	—	46,011
Consumer staples	20,814	13,510	—	34,324
Financials	17,960	12,413	—	30,373
Industrials	9,838	14,221	—	24,059
Consumer discretionary	9,934	8,236	—	18,170
Real estate	11,269	718	—	11,987
Materials	1,406	9,235	—	10,641
Communication services	5,782	3,491	—	9,273
Other	2,159	759	—	2,918
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	58,689	—	58,689
Bonds & notes of governments & government agencies outside the U.S.	—	58,450	—	58,450
Corporate bonds & notes	—	25,043	—	25,043
Mortgage-backed obligations	—	6,785	—	6,785
Other bonds & notes	—	287	—	287
Short-term securities	23,412	—	—	23,412
Total	$153,172	$262,839	$—	$416,011

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6	$—	$—	$6
Unrealized appreciation on open forward currency contracts	—	108	—	108
Unrealized appreciation on interest rate swaps	—	41	—	41
Liabilities:
Unrealized depreciation on futures contracts	(5)	—	—	(5)
Unrealized depreciation on open forward currency contracts	—	(165)	—	(165)
Unrealized depreciation on interest rate swaps	—	(139)	—	(139)
Total	$1	$(155)	$—	$(154)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Bond Fund

	Investment securities
	Level 1	Level 2		Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,966,400		$—		$3,966,400
Mortgage-backed obligations	—	2,955,043		—		2,955,043
U.S. Treasury bonds & notes	—	2,381,814		—		2,381,814
Bonds & notes of governments & government agencies outside the U.S.	—	344,488		—		344,488
Asset-backed obligations	—	234,532		—		234,532
Municipals	—	233,190		—		233,190
Federal agency bonds & notes	—	12,984		—		12,984
Common stocks	—	—		55		55
Rights & warrants	—	—	*	—	*	—	*
Short-term securities	1,560,968	—		—		1,560,968
Total	$1,560,968	$10,128,451		$55		$11,689,474

130	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,061	$—	$—	$8,061
Unrealized appreciation on open forward currency contracts	—	2,979	—	2,979
Unrealized appreciation on interest rate swaps	—	1,663	—	1,663
Liabilities:
Unrealized depreciation on futures contracts	(6,831)	—	—	(6,831)
Unrealized depreciation on open forward currency contracts	—	(1,252)	—	(1,252)
Unrealized depreciation on interest rate swaps	—	(32,402)	—	(32,402)
Total	$1,230	$(29,012)	$—	$(27,782)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$385,464	$—	$385,464
Japanese yen	—	194,992	—	194,992
Chinese yuan renminbi	—	97,306	—	97,306
British pounds	—	63,277	—	63,277
Canadian dollars	—	39,508	—	39,508
Danish kroner	—	39,235	—	39,235
Mexican pesos	—	31,632	—	31,632
Malaysian ringgits	—	30,925	—	30,925
Israeli shekels	—	24,079	—	24,079
Russian rubles	—	23,744	—	23,744
South Korean won	—	19,100	—	19,100
Brazilian reais	—	16,861	—	16,861
Romanian leu	—	1,217	—	1,217
U.S. dollars	—	983,983	43	984,026
Other	—	55,091	—	55,091
Convertible bonds & notes	—	6	—	6
Convertible stocks	—	—	96	96
Common stocks	105	—	114	219
Rights & warrants	—	—	14	14
Short-term securities	130,577	—	—	130,577
Total	$130,682	$2,006,420	$267	$2,137,369

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$560	$—	$—	$560
Unrealized appreciation on open forward currency contracts	—	742	—	742
Unrealized appreciation on interest rate swaps	—	555	—	555
Unrealized appreciation on credit default swaps	—	519	—	519
Liabilities:
Unrealized depreciation on futures contracts	(436)	—	—	(436)
Unrealized depreciation on open forward currency contracts	—	(1,979)	—	(1,979)
Unrealized depreciation on interest rate swaps	—	(502)	—	(502)
Total	$124	$(665)	$—	$(541)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	131

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$715,908	$7,712	$723,620
Bonds & notes of governments & government agencies outside the U.S.	—	194	—	194
Municipals	—	5	—	5
Convertible bonds & notes	—	4,927	—	4,927
Convertible stocks	2,923	420	549	3,892
Preferred securities	—	1,789	—	1,789
Common stocks	2,872	—	11,922	14,794
Rights & warrants	—	3	144	147
Short-term securities	37,969	—	—	37,969
Total	$43,764	$723,246	$20,327	$787,337

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$319	$—	$319

[1]	Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2020
Investment securities	$19,675	$2,956	$1,962	$(567)	$(207)	$(121)	$(3,371)	$20,327
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2020								$34

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

132	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	Impact to valuation from an increase in input*
Bonds, notes & other debt instruments			$ per acre	$2.7K	$2.7K	Increase
		Market Comparables	$ per thousand Boe per day	$12.5K	$12.5K	Increase
			Enterprise value/EBITDA multiple	2.0x - 4.0x	3.0x	Increase
			Risk discount	0.0%	0.0%	Decrease
	$7,712	Recent market information	N/A	N/A	N/A	N/A
		Estimated recovery value	N/A	N/A	N/A	N/A
		Yield analysis	Yield to maturity risk premium	200 bps	200 bps	Decrease
Convertible stocks	549	Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.0x	10.0x	Increase
		Estimated recovery value	N/A	N/A	N/A	N/A
			Enterprise value/EBITDA multiple	7.1x -7.3x	7.2x	Increase
		Market comparables	DLOM	21%	21%	Decrease
Common stocks	11,922		Risk discount	0.0%	0.0%	Decrease
		Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.2x	10.2x	Increase
		Recent market information	N/A	N/A	N/A	N/A
Rights & warrants		Black-Scholes	Implied volatility	30%	30%	Increase
	144		Underlying share price	N/A	N/A	Na
		Recent market information	N/A	N/A	N/A	N/A
$20,327

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Boe = Barrels of oil equivalent

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

American Funds Insurance Series	133

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$263,450	$—	$263,450
U.S. Treasury bonds & notes	—	11,667	—	11,667
Asset-backed obligations	—	2,561	—	2,561
Short-term securities	—	135,170	—	135,170
Total	$—	$412,848	$—	$412,848

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$108	$—	$—	$108
Liabilities:
Unrealized depreciation on futures contracts	(74)	—	—	(74)
Unrealized depreciation on interest rate swaps	—	(5,967)	—	(5,967)
Total	$34	$(5,967)	$—	$(5,933)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,130,698	$—	$1,130,698
Federal agency bonds & notes	—	373,838	—	373,838
U.S. Treasury bonds & notes	—	333,750	—	333,750
Short-term securities	—	837,023	—	837,023
Total	$—	$2,675,309	$—	$2,675,309

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,176	$—	$—	$2,176
Unrealized appreciation on interest rate swaps	—	19,148	—	19,148
Liabilities:
Unrealized depreciation on futures contracts	(1,957)	—	—	(1,957)
Unrealized depreciation on interest rate swaps	—	(70,841)	—	(70,841)
Total	$219	$(51,693)	$—	$(51,474)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

134	American Funds Insurance Series

Managed Risk Growth-Income Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading

American Funds Insurance Series	135

volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

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Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

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Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

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The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Fund	Values of securities on loan	Cash	U.S. government securities		Value of investment securities purchased
Global Growth Fund	$25,635	$26,917	$—		$24,225
Global Small Capitalization Fund	69,706	67,795	6,705		61,016
International Fund	11,451	12,030	—	*	10,827
New World Fund	8,556	8,979	—		8,081
Capital Income Builder	3,593	3,773	—		3,396
Asset Allocation Fund	47,984	50,338	—		45,305

*	Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,705,000 and $4,038,000, respectively, which would represent 0.01% and 0.51%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

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Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series	141

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts		Forward currency contracts		Interest rate swaps		Credit default swaps
International Fund	Not applicable	Not applicable		$66,613	*	Not applicable		Not applicable
New World Fund	Not applicable	$1,500		8,630		Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable		7,019		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable		1,782	*	Not applicable		Not applicable
Capital Income Builder	Not applicable	89,483		744		$180,215		$3,498
Asset Allocation Fund	Not applicable	1,944,475		Not applicable		354,805	*	101,240
Global Balanced Fund	Not applicable	7,592		26,310		8,915		Not applicable
Bond Fund	Not applicable	4,105,464		603,989		900,759		178,200	*
Capital World Bond Fund	Not applicable	267,583		746,695		179,345		123,637
High-Income Bond Fund	Not applicable	65,117	*	Not applicable		Not applicable		52,956
American Funds Mortgage Fund	Not applicable	138,142		Not applicable		567,228		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,252,820		Not applicable		8,224,363		Not applicable
Managed Risk Growth Fund	Not applicable	116,162		Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	532,070		Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	75,332		Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$25,963	564,546		Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	557,511		Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

142	American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2020 (dollars in thousands):

International Fund

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$182	Net unrealized appreciation on forward currency contracts	$131

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$73	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	10	Unrealized depreciation on open forward currency contracts	4
			$83		$4

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized appreciation on futures contracts	$73
Forward currency	Currency	Net realized loss on forward currency contracts	(23)	Net unrealized appreciation on forward currency contracts	6
			$(23)		$79

Global Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$27

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$25	Net unrealized appreciation on forward currency contracts	$110

See end of tables for footnotes.

American Funds Insurance Series	143

International Growth and Income Fund

		Net realized gain			Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$18		Net unrealized appreciation on forward currency contracts	$12

Capital Income Builder

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$163		Unrealized depreciation[1]	$70
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—		Unrealized depreciation on open forward currency contracts	4
Swap	Interest	Unrealized appreciation[1]	81		Unrealized depreciation[1]	29
Swap	Credit	Unrealized appreciation[1]	227		Unrealized depreciation[1]	—
			$471			$103

		Net realized gain			Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,729		Net unrealized appreciation on futures contracts	$424
Forward currency	Currency	Net realized gain on forward currency contracts	24		Net unrealized depreciation on forward currency contracts	(4)
Swap	Interest	Net realized gain on swap contracts	2,303		Net unrealized depreciation on swap contracts	(777)
Swap	Credit	Net realized gain on swap contracts	20		Net unrealized appreciation on swap contracts	227
			$6,076			$(130)

Asset Allocation Fund

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,474		Unrealized depreciation[1]	$726
Swap	Credit	Unrealized appreciation[1]	—	[2]	Unrealized depreciation[1]	—
			$1,474			$726

		Net realized gain (loss)			Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$36,972		Net unrealized appreciation on futures contracts	$3,710
Swap	Interest	Net realized loss on swap contracts	(13,562)		Net unrealized appreciation on swap contracts	3,812
Swap	Credit	Net realized gain on swap contracts	2,724		Net unrealized appreciation on swap contracts	— [2]
			$26,134			$7,522

144	American Funds Insurance Series

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$6	Unrealized depreciation[1]	$5
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	108	Unrealized depreciation on open forward currency contracts	165
Forward currency	Currency	Receivables for closed forward currency contracts	47	Payables for closed forward currency contracts	—
Swap	Interest	Unrealized appreciation[1]	41	Unrealized depreciation[1]	139
			$202		$309

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$449	Net unrealized appreciation on futures contracts	$17
Forward currency	Currency	Net realized gain on forward currency contracts	398	Net unrealized appreciation on forward currency contracts	42
Swap	Interest	Net realized loss on swap contracts	(24)	Net unrealized depreciation on swap contracts	(96)
			$823		$(37)

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8,061	Unrealized depreciation[1]	$6,831
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,979	Unrealized depreciation on open forward currency contracts	1,252
Swap	Interest	Unrealized appreciation[1]	1,663	Unrealized depreciation[1]	32,402
			$12,703		$40,485

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$85,319	Net unrealized appreciation on futures contracts	$5,309
Forward currency	Currency	Net realized loss on forward currency contracts	(6,097)	Net unrealized appreciation on forward currency contracts	2,917
Swap	Interest	Net realized loss on swap contracts	(18,656)	Net unrealized depreciation on swap contracts	(24,633)
Swap	Credit	Net realized gain on swap contracts	25,217	Net unrealized appreciation on swap contracts	—
			$85,783		$(16,407)

See end of tables for footnotes.

American Funds Insurance Series	145

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$560	Unrealized depreciation[1]	$436
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	742	Unrealized depreciation on open forward currency contracts	1,979
Forward currency	Currency	Receivables for closed forward currency contracts	5,787	Payables for closed forward currency contracts	1,089
Swap	Interest	Unrealized appreciation[1]	555	Unrealized depreciation[1]	502
Swap	Credit	Unrealized appreciation[1]	519	Unrealized depreciation[1]	—
			$8,163		$4,006

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,040)	Net unrealized appreciation on futures contracts	$929
Forward currency	Currency	Net realized gain on forward currency contracts	8,589	Net unrealized appreciation on forward currency contracts	973
Swap	Interest	Net realized loss on swap contracts	(2,885)	Net unrealized appreciation on swap contracts	592
Swap	Credit	Net realized loss on swap contracts	(835)	Net unrealized depreciation on swap contracts	(212)
			$3,829		$2,282

High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap	Credit	Unrealized appreciation[1]	$319	Unrealized depreciation[1]	$—

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(144)	Net unrealized depreciation on futures contracts	$(159)
Swap	Interest	Net realized gain on swap contracts	1	Net unrealized appreciation on swap contracts	—
Swap	Credit	Net realized gain on swap contracts	4,676	Net unrealized appreciation on swap contracts	1,897
			$4,533		$1,738

146	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$108	Unrealized depreciation[1]	$74
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5,967
			$108		$6,041

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$8,464	Net unrealized appreciation on futures contracts	$780
Swap	Interest	Net realized loss on swap contracts	(2,463)	Net unrealized depreciation on swap contracts	(3,135)
			$6,001		$(2,355)

U.S. Government/AAA-Rated Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,176	Unrealized depreciation[1]	$1,957
Swap	Interest	Unrealized appreciation[1]	19,148	Unrealized depreciation[1]	70,841
			$21,324		$72,798

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$87,073	Net unrealized appreciation on futures contracts	$8,167
Swap	Interest	Net realized gain on swap contracts	15,421	Net unrealized depreciation on swap contracts	(31,391)
			$102,494		$(23,224)

See end of tables for footnotes.

American Funds Insurance Series	147

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	48	Unrealized depreciation[1]	1,514
Futures	Interest	Unrealized appreciation[1]	521	Unrealized depreciation[1]	—
			$766		$1,514

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$186	Net unrealized appreciation on futures contracts	$197
Futures	Equity	Net realized loss on futures contracts	(13,472)	Net unrealized depreciation on futures contracts	(1,466)
Futures	Interest	Net realized gain on futures contracts	5,514	Net unrealized appreciation on futures contracts	582
			$(7,772)		$(687)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$335	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	195	Unrealized depreciation[1]	553
Futures	Interest	Unrealized appreciation[1]	169	Unrealized depreciation[1]	—
			$699		$553

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$86	Net unrealized appreciation on futures contracts	$335
Futures	Equity	Net realized loss on futures contracts	(8,257)	Net unrealized depreciation on futures contracts	(358)
Futures	Interest	Net realized gain on futures contracts	1,009	Net unrealized appreciation on futures contracts	199
			$(7,162)		$176

148	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	25	Unrealized depreciation[1]	1,189
Futures	Interest	Unrealized appreciation[1]	358	Unrealized depreciation[1]	—
			$418		$1,189

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$56	Net unrealized appreciation on futures contracts	$35
Futures	Equity	Net realized loss on futures contracts	(13,739)	Net unrealized depreciation on futures contracts	(1,164)
Futures	Interest	Net realized gain on futures contracts	3,564	Net unrealized appreciation on futures contracts	410
			$(10,119)		$(719)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities of unaffiliated issuers[3]	$20,156	Investment securities of unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	883	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	135	Unrealized depreciation[1]	1,445
Futures	Interest	Unrealized appreciation[1]	1,869	Unrealized depreciation[1]	—
			$23,043		$1,445

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on options purchased contracts[4]	$(9,526)	Net unrealized appreciation on options purchased contracts[5]	$15,786
Futures	Currency	Net realized gain on futures contracts	1,772	Net unrealized appreciation on futures contracts	883
Futures	Equity	Net realized gain on futures contracts	16,550	Net unrealized depreciation on futures contracts	(2,355)
Futures	Interest	Net realized gain on futures contracts	23,943	Net unrealized appreciation on futures contracts	2,244
			$32,739		$16,558

See end of tables for footnotes.

American Funds Insurance Series	149

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$476	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	90	Unrealized depreciation[1]	6,442
Futures	Interest	Unrealized appreciation[1]	1,825	Unrealized depreciation[1]	—
			$2,391		$6,442

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$1,597	Net unrealized appreciation on futures contracts	$476
Futures	Equity	Net realized loss on futures contracts	(59,487)	Net unrealized depreciation on futures contracts	(6,352)
Futures	Interest	Net realized gain on futures contracts	21,839	Net unrealized appreciation on futures contracts	2,350
			$(36,051)		$(3,526)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.
[4]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[5]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

150	American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

New World Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$10	$—	$—	$—	$10
Liabilities:
Standard Chartered Bank	$4	$—	$—	$—	$4

Global Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Standard Chartered Bank	$27	$—	$—	$—	$27

Capital Income Builder

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
Goldman Sachs	$4	$—	$—	$—	$4

See end of tables for footnote.

American Funds Insurance Series	151

Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$4	$(4)	$—	$—	$—
Barclays Bank PLC	6	(6)	—	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	39	(2)	—	—	37
HSBC Bank	6	(6)	—	—	—
JPMorgan Chase	75	(13)	—	—	62
Standard Chartered Bank	13	(4)	—	—	9
UBS AG	5	(5)	—	—	—
Total	$155	$(47)	$—	$—	$108
Liabilities:
Bank of America	$10	$—	$—	$—	$10
Bank of New York Mellon	5	(4)	—	—	1
Barclays Bank PLC	20	(6)	—	—	14
Citibank	44	(7)	—	—	37
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	41	(6)	—	—	35
JPMorgan Chase	13	(13)	—	—	—
Morgan Stanley	14	—	—	—	14
Standard Chartered Bank	4	(4)	—	—	—
UBS AG	12	(5)	—	—	7
Total	$165	$(47)	$—	$—	$118

Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$155	$—	$(2)	$—	$153
Goldman Sachs	2,038	—	—	(2,038)	—
Morgan Stanley	786	—	—	(660)	126
Total	$2,979	$—	$(2)	$(2,698)	$279
Liabilities:
Citibank	$22	$—	$—	$—	$22
JPMorgan Chase	338	—	(338)	—	—
Standard Chartered Bank	892	—	(892)	—	—
Total	$1,252	$—	$(1,230)	$—	$22

152	American Funds Insurance Series

Capital World Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of New York Mellon	$41	$(24)	$(15)	$—	$2
Citibank	5,861	(1,170)	—	(4,561)	130
Goldman Sachs	19	—	—	(19)	—
JPMorgan Chase	228	(228)	—	—	—
Standard Chartered Bank	165	(122)	—	—	43
UBS AG	215	(211)	(4)	—	—
Total	$6,529	$(1,755)	$(19)	$(4,580)	$175
Liabilities:
Bank of America	$63	$—	$—	$—	$63
Bank of New York Mellon	24	(24)	—	—	—
Barclays Bank PLC	1	—	—	—	1
Citibank	1,170	(1,170)	—	—	—
JPMorgan Chase	1,477	(228)	(1,249)	—	—
Standard Chartered Bank	122	(122)	—	—	—
UBS AG	211	(211)	—	—	—
Total	$3,068	$(1,755)	$(1,249)	$—	$64

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	153

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2019:
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—
As of June 30, 2020:
Gross unrealized appreciation on investments	3,290,168	1,403,687	15,459,590	2,184,656	849,823	2,142,014
Gross unrealized depreciation on investments	(231,687)	(234,502)	(660,874)	(661,590)	(68,144)	(795,155)
Net unrealized appreciation (depreciation) on investments	3,058,481	1,169,185	14,798,716	1,523,066	781,679	1,346,859
Cost of investments	3,742,442	3,265,498	15,411,380	7,386,761	2,665,024	7,070,500

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2019:
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—
As of June 30, 2020:
Gross unrealized appreciation on investments	496,090	10,887,937	217,631	88,825	6,357,435	76,582
Gross unrealized depreciation on investments	(112,894)	(1,490,177)	(120,291)	(24,589)	(885,733)	(13,557)
Net unrealized appreciation (depreciation) on investments	383,196	9,397,760	97,340	64,236	5,471,702	63,025
Cost of investments	1,536,941	24,584,431	1,201,104	911,253	22,198,926	352,832

154	American Funds Insurance Series

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2019:
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—
As of June 30, 2020:
Gross unrealized appreciation on investments	595,588	107,962	23,524	7,011	16	97,437
Gross unrealized depreciation on investments	(88,272)	(49,046)	(101,057)	(6,240)	(6)	(73,407)
Net unrealized appreciation (depreciation) on investments	507,316	58,916	(77,533)	771	10	24,030
Cost of investments	11,154,376	2,079,102	865,424	406,144	343,921	2,599,805

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2019:
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973
As of June 30, 2020:
Gross unrealized appreciation on investments	55,343	—	—	71,911	110,722
Gross unrealized depreciation on investments	—	(7,385)	(25,977)	(938)	—
Net unrealized appreciation (depreciation) on investments	55,343	(7,385)	(25,977)	70,973	110,722
Cost of investments	406,104	156,495	358,898	2,118,772	2,477,153

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,668	$73,033	$78,701	$31,022	$121,251	$152,273
Class 1A	13	205	218	82	367	449
Class 2	6,888	109,286	116,174	40,119	204,481	244,600
Class 4	592	11,537	12,129	3,204	17,408	20,612
Total	$13,161	$194,061	$207,222	$74,427	$343,507	$417,934

American Funds Insurance Series	155

Global Small Capitalization Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,414	$120,074	$125,488	$28,009	$97,912	$125,921
Class 1A	2	42	44	6	23	29
Class 2	5,373	140,495	145,868	28,406	119,280	147,686
Class 4	408	12,682	13,090	1,932	9,184	11,116
Total	$11,197	$273,293	$284,490	$58,353	$226,399	$284,752

Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$32,752	$285,315	$318,067	$150,838	$964,757	$1,115,595
Class 1A	56	547	603	193	1,290	1,483
Class 2	39,943	404,657	444,600	192,058	1,500,212	1,692,270
Class 3	560	5,433	5,993	2,713	20,442	23,155
Class 4	3,629	42,241	45,870	14,770	130,929	145,699
Total	$76,940	$738,193	$815,133	$360,572	$2,617,630	$2,978,202

International Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,268	$—	$11,268	$85,943	$130,060	$216,003
Class 1A	13	—	13	95	141	236
Class 2	7,417	—	7,417	59,246	104,778	164,024
Class 3	43	—	43	354	637	991
Class 4	522	—	522	4,496	8,870	13,366
Total	$19,263	$—	$19,263	$150,134	$244,486	$394,620

New World Fund
	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$14,407	$8,752	$23,159	$23,315	$71,500	$94,815
Class 1A	42	26	68	39	132	171
Class 2	6,569	4,233	10,802	8,693	34,958	43,651
Class 4	4,454	3,019	7,473	4,452	21,103	25,555
Total	$25,472	$16,030	$41,502	$36,499	$127,693	$164,192

156	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,973	$61,517	$84,490	$118,657	$410,713	$529,370
Class 1A	47	134	181	163	435	598
Class 2	11,675	34,662	46,337	60,118	238,793	298,911
Class 4	2,493	7,992	10,485	10,646	38,700	49,346
Total	$37,188	$104,305	$141,493	$189,584	$688,641	$878,225

Global Growth and Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,206	$15,679	$17,885	$12,475	$27,971	$40,446
Class 1A	7	53	60	33	66	99
Class 2	3,948	32,112	36,060	24,591	66,794	91,385
Class 4	392	3,612	4,004	2,298	5,970	8,268
Total	$6,553	$51,456	$58,009	$39,397	$100,801	$140,198

Growth-Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$144,011	$482,142	$626,153	$455,391	$1,825,184	$2,280,575
Class 1A	75	265	340	206	825	1,031
Class 2	85,637	305,445	391,082	272,097	1,260,360	1,532,457
Class 3	973	3,413	4,386	3,204	14,500	17,704
Class 4	7,703	29,072	36,775	21,474	103,934	125,408
Total	$238,399	$820,337	$1,058,736	$752,372	$3,204,803	$3,957,175

International Growth and Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,681	$—	$2,681	$41,626	$—	$41,626
Class 1A	5	—	5	84	—	84
Class 2	399	—	399	8,726	—	8,726
Class 4	158	—	158	3,112	—	3,112
Total	$3,243	$—	$3,243	$53,548	$—	$53,548

Capital Income Builder

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,420	$—	$8,420	$13,476	$—	$13,476
Class 1A	78	—	78	126	—	126
Class 2	82	—	82	137	—	137
Class 4	5,699	—	5,699	10,875	—	10,875
Total	$14,279	$—	$14,279	$24,614	$—	$24,614

American Funds Insurance Series	157

Asset Allocation Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$80,116		$79,610	$159,726	$356,589	$816,841	$1,173,430
Class 1A	46		51	97	189	416	605
Class 2	20,767		22,747	43,514	94,178	253,101	347,279
Class 3	133		141	274	608	1,581	2,189
Class 4	17,719		21,221	38,940	71,682	206,152	277,834
Total	$118,781		$123,770	$242,551	$523,246	$1,278,091	$1,801,337

Global Balanced Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6		$440	$446	$1,912	$3,479	$5,391
Class 1A	—	*	8	8	28	61	89
Class 2	9		668	677	2,521	5,487	8,008
Class 4	3		322	325	954	2,492	3,446
Total	$18		$1,438	$1,456	$5,415	$11,519	$16,934

Bond Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$62,335		$25,238	$87,573	$177,855	$—	$177,855
Class 1A	75		31	106	165	—	165
Class 2	34,283		14,478	48,761	90,796	—	90,796
Class 4	5,291		2,303	7,594	11,384	—	11,384
Total	$101,984		$42,050	$144,034	$280,200	$—	$280,200

Capital World Bond Fund

	Six months ended June 30, 2020				Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,454		$4,335	$20,789	$19,173	$—	$19,173
Class 1A	9		3	12	7	—	7
Class 2	14,282		3,871	18,153	15,927	—	15,927
Class 4	742		206	948	649	—	649
Total	$31,487		$8,415	$39,902	$35,756	$—	$35,756

158	American Funds Insurance Series

High-Income Bond Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$1,904		$—	$1,904		$33,304		$—	$33,304
Class 1A	14		—	14		45		—	45
Class 2	10,081		—	10,081		41,753		—	41,753
Class 3	147		—	147		611		—	611
Class 4	758		—	758		3,353		—	3,353
Total	$12,904		$—	$12,904		$79,066		$—	$79,066

American Funds Mortgage Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$845		$263	$1,108		$5,573		$—	$5,573
Class 1A	2		1	3		12		—	12
Class 2	217		75	292		1,355		—	1,355
Class 4	147		52	199		585		—	585
Total	$1,211		$391	$1,602		$7,525		$—	$7,525

Ultra-Short Bond Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$104		$—	$104		$604		$—	$604
Class 1A	—	*	—	—	*	—	*	—	—	*
Class 2	558		—	558		4,088		—	4,088
Class 3	8		—	8		59		—	59
Class 4	67		—	67		342		—	342
Total	$737		$—	$737		$5,093		$—	$5,093

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$6,611		$3,231	$9,842		$31,700		$—	$31,700
Class 1A	59		29	88		50		—	50
Class 2	22,261		11,067	33,328		26,790		—	26,790
Class 3	181		89	270		180		—	180
Class 4	4,011		1,992	6,003		2,241		—	2,241
Total	$33,123		$16,408	$49,531		$60,961		$—	$60,961

See end of tables for footnote.

American Funds Insurance Series	159

Managed Risk Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$64	$375	$439	$61	$256	$317
Class P2	3,441	21,394	24,835	3,581	26,324	29,905
Total	$3,505	$21,769	$25,274	$3,642	$26,580	$30,222

Managed Risk International Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$21	$10	$31	$11	$16	$27
Class P2	1,913	1,303	3,216	2,974	4,795	7,769
Total	$1,934	$1,313	$3,247	$2,985	$4,811	$7,796

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$25	$37	$62	$13	$40	$53
Class P2	5,680	10,828	16,508	5,566	17,796	23,362
Total	$5,705	$10,865	$16,570	$5,579	$17,836	$23,415

Managed Risk Growth-Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29,129	$103,176	$132,305	$14,564	$14,505	$29,069
Class P2	4,182	15,199	19,381	1,352	2,019	3,371
Total	$33,311	$118,375	$151,686	$15,916	$16,524	$32,440

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$146	$204	$5	$65	$70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741
Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

160	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for New World Fund, Capital Income Builder, Capital World Bond Fund, American Funds Mortgage Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $3,259,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2020, before waiver	2020, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.320	.320
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.580	.5	4.0	.703	.643
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.391	.391
Global Growth and Income Fund	.690	.480	.6	3.0	.599	.599
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.616	.616
Capital Income Builder	.500	.410	.6	1.0	.482	.395
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.363	.363
Capital World Bond Fund	.570	.450	1.0	3.0	.534	.501
High-Income Bond Fund	.500	.420	.6	2.0	.481	.481
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.361
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.343	.343
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	161

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$356
Class 1A	$—	$9		1
Class 2	4,467	Not applicable		536
Class 4	461	460		55
Total class-specific expenses	$4,928	$469		$948

Growth Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$1,599
Class 1A	$—	$23		3
Class 2	19,081	Not applicable		2,290
Class 3	187	Not applicable		31
Class 4	1,893	1,892		227
Total class-specific expenses	$21,161	$1,915		$4,150

Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$276
Class 1A	$—	$—	*	—	*
Class 2	2,597	Not applicable		312
Class 4	233	233		28
Total class-specific expenses	$2,830	$233		$616

International Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$697
Class 1A	$—	$8		1
Class 2	4,670	Not applicable		561
Class 3	19	Not applicable		3
Class 4	415	415		50
Total class-specific expenses	$5,104	$423		$1,312

162	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$277
Class 1A	$—	$5	1
Class 2	1,078	Not applicable	129
Class 4	741	741	89
Total class-specific expenses	$1,819	$746	$496

Global Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$86
Class 1A	$—	$2	—	*
Class 2	1,463	Not applicable	176
Class 4	160	160	19
Total class-specific expenses	$1,623	$162	$281

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$148
Class 1A	$—	$2	—	*
Class 2	241	Not applicable	29
Class 4	110	110	13
Total class-specific expenses	$351	$112	$190

Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,492
Class 1A	$—	$13	2
Class 2	5,940	Not applicable	713
Class 3	27	Not applicable	4
Class 4	5,376	5,376	645
Total class-specific expenses	$11,343	$5,389	$3,856

Blue Chip Income and Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$739
Class 1A	$—	$11	1
Class 2	3,401	Not applicable	408
Class 4	739	739	89
Total class-specific expenses	$4,140	$750	$1,237

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,891
Class 1A	$—	$13	2
Class 2	15,267	Not applicable	1,832
Class 3	126	Not applicable	21
Class 4	1,412	1,412	169
Total class-specific expenses	$16,805	$1,425	$4,915

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$77
Class 1A	$—	$7	1
Class 2	7	Not applicable	1
Class 4	521	521	62
Total class-specific expenses	$528	$528	$141

Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$2	—	*
Class 2	238	Not applicable	29
Class 4	112	112	13
Total class-specific expenses	$350	$114	$61

See end of tables for footnote.

American Funds Insurance Series	163

Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$951
Class 1A	$—	$9		1
Class 2	4,420	Not applicable		530
Class 4	671	671		81
Total class-specific expenses	$5,091	$680		$1,563

High-Income Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$55
Class 1A	$—	$1		—	*
Class 2	767	Not applicable		92
Class 3	8	Not applicable		1
Class 4	64	64		8
Total class-specific expenses	$839	$65		$156

Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	311	Not applicable		37
Class 3	3	Not applicable		1
Class 4	37	37		5
Total class-specific expenses	$351	$37		$48

Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$9
Class P2	$543	543
Total class-specific expenses	$543	$552

Managed Risk Blue Chip Income and Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$424	424
Total class-specific expenses	$424	$426

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$155
Class 1A	$—	$1		—	*
Class 2	1,203	Not applicable		144
Class 4	62	62		7
Total class-specific expenses	$1,265	$63		$306

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$30
Class 1A	$—	$1		—	*
Class 2	70	Not applicable		8
Class 4	42	41		5
Total class-specific expenses	$112	$42		$43

U.S. Government/AAA-Rated Securities Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$162
Class 1A	$—	$4		—	*
Class 2	1,696	Not applicable		204
Class 3	9	Not applicable		1
Class 4	247	247		30
Total class-specific expenses	$1,952	$251		$397

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$1
Class P2	$190	190
Total class-specific expenses	$190	$191

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,388
Class P2	$344	344
Total class-specific expenses	$344	$2,732

164	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$3,321	3,321
Total class-specific expenses	$3,321	$3,325

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $2,000. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		(Decrease) increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$11		$(1)	$10
Global Small Capitalization Fund	7		— *	7
Growth Fund	47		(3)	44
International Fund	16		(2)	14
New World Fund	6		(1)	5
Blue Chip Income and Growth Fund	15		(1)	14
Global Growth and Income Fund	3		— *	3
Growth-Income Fund	58		(5)	53
International Growth and Income Fund	2		— *	2
Capital Income Builder	2		— *	2
Asset Allocation Fund	45		(6)	39
Global Balanced Fund	1		— *	1
Bond Fund	18		(4)	14
Capital World Bond Fund	3		(1)	2
High-Income Bond Fund	2		(1)	1
American Funds Mortgage Fund	—	*	— *	—	*
Ultra-Short Bond Fund	1		— *	1
U.S. Government/AAA-Rated Securities Fund	5		(3)	2
Managed Risk Growth Fund	1		— *	1
Managed Risk International Fund	—	*	— *	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	— *	—	*
Managed Risk Growth-Income Fund	2		1	3
Managed Risk Asset Allocation Fund	3		1	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series	165

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2020 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$9,302	$26,059	$5,116
Global Small Capitalization Fund	34,841	36,098	916
Growth Fund	253,054	262,317	27,602
International Fund	46,693	59,299	7,938
New World Fund	42,173	38,710	(2,212)
Blue Chip Income and Growth Fund	143,063	55,397	(1,792)
Global Growth and Income Fund	1,744	23,222	(11,375)
Growth-Income Fund	309,537	470,032	26,622
International Growth and Income Fund	16,181	11,355	(860)
Capital Income Builder	70,291	40,039	(9,814)
Asset Allocation Fund	186,945	314,271	52,102
Bond Fund	33,448	14,511	1,255
Capital World Bond Fund	11,099	185	7
High-Income Bond Fund	2,877	365,982	(18,814)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$137,872	4,527	$78,701	2,393	$(178,482)	(5,864)	$38,091	1,056
Class 1A	1,052	35	217	7	(1,893)	(69)	(624)	(27)
Class 2	20,996	726	116,174	3,572	(285,902)	(9,235)	(148,732)	(4,937)
Class 4	33,776	1,095	12,130	375	(28,061)	(958)	17,845	512
Total net increase (decrease)	$193,696	6,383	$207,222	6,347	$(494,338)	(16,126)	$(93,420)	(3,396)

Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122
Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

166	American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$172,768	8,351	$125,091	5,146	$(219,411)	(9,590)	$78,448	3,907
Class 1A	163	7	43	2	(57)	(3)	149	6
Class 2	51,360	2,516	145,869	6,194	(147,706)	(6,121)	49,523	2,589
Class 4	16,798	743	13,089	553	(15,504)	(673)	14,383	623
Total net increase (decrease)	$241,089	11,617	$284,092	11,895	$(382,678)	(16,387)	$142,503	7,125

Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032
Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,201,297	15,603	$317,441	3,607	$(1,495,269)	(18,874)	$23,469	336
Class 1A	7,999	95	603	7	(2,682)	(35)	5,920	67
Class 2	228,247	2,918	444,599	5,098	(1,385,153)	(17,154)	(712,307)	(9,138)
Class 3	1,018	14	5,993	67	(14,242)	(171)	(7,231)	(90)
Class 4	138,894	1,789	45,870	534	(121,825)	(1,569)	62,939	754
Total net increase (decrease)	$1,577,455	20,419	$814,506	9,313	$(3,019,171)	(37,803)	$(627,210)	(8,071)

Year ended December 31, 2019
Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375
Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series	167

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$388,665	23,703	$11,267	597	$(440,804)	(24,999)	$(40,872)	(699)
Class 1A	1,828	102	13	1	(573)	(32)	1,268	71
Class 2	199,891	11,906	7,418	395	(208,199)	(11,265)	(890)	1,036
Class 3	158	9	42	2	(1,059)	(58)	(859)	(47)
Class 4	30,329	1,783	522	28	(26,390)	(1,483)	4,461	328
Total net increase (decrease)	$620,871	37,503	$19,262	1,023	$(677,025)	(37,837)	$(36,892)	689

Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543
Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$44,914	2,137	$23,133	946	$(185,645)	(8,197)	$(117,598)	(5,114)
Class 1A	2,951	128	67	3	(781)	(35)	2,237	96
Class 2	37,068	1,679	10,803	446	(76,551)	(3,236)	(28,680)	(1,111)
Class 4	50,331	2,264	7,473	311	(27,437)	(1,209)	30,367	1,366
Total net increase (decrease)	$135,264	6,208	$41,476	1,706	$(290,414)	(12,677)	$(113,674)	(4,763)

Year ended December 31, 2019
Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985
Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$376,445	34,283	$83,851	6,495	$(479,153)	(41,220)	$(18,857)	(442)
Class 1A	4,165	355	180	14	(496)	(42)	3,849	327
Class 2	57,979	5,410	46,338	3,643	(152,947)	(12,250)	(48,630)	(3,197)
Class 4	94,984	8,201	10,485	830	(26,845)	(2,297)	78,624	6,734
Total net increase (decrease)	$533,573	48,249	$140,854	10,982	$(659,441)	(55,809)	$14,986	3,422

Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519
Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

168	American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$220,708	17,518	$17,145	1,207	$(186,270)	(14,634)	$51,583	4,091
Class 1A	283	23	59	4	(63)	(5)	279	22
Class 2	33,099	2,678	36,059	2,547	(68,359)	(4,755)	799	470
Class 4	14,786	1,123	4,005	288	(10,672)	(813)	8,119	598
Total net increase (decrease)	$268,876	21,342	$57,268	4,046	$(265,364)	(20,207)	$60,780	5,181

Year ended December 31, 2019
Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863
Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,399,453	32,553	$625,200	12,835	$(1,625,978)	(36,304)	$398,675	9,084
Class 1A	1,291	29	340	7	(692)	(15)	939	21
Class 2	153,560	3,505	391,083	8,139	(726,766)	(15,483)	(182,123)	(3,839)
Class 3	1,033	22	4,386	90	(9,423)	(197)	(4,004)	(85)
Class 4	88,454	1,971	36,775	775	(75,133)	(1,678)	50,096	1,068
Total net increase (decrease)	$1,643,791	38,080	$1,057,784	21,846	$(2,437,992)	(53,677)	$263,583	6,249

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364
Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

See end of tables for footnotes.

American Funds Insurance Series	169

International Growth and Income Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$71,907	5,085	$2,659	168		$(27,857)	(1,832)	$46,709	3,421
Class 1A	734	52	5	—	†	(706)	(44)	33	8
Class 2	11,558	828	399	25		(45,938)	(2,621)	(33,981)	(1,768)
Class 4	11,342	746	158	10		(6,864)	(461)	4,636	295
Total net increase (decrease)	$95,541	6,711	$3,221	203		$(81,365)	(4,958)	$17,397	1,956

Year ended December 31, 2019
Class 1	$9,331	555	$41,626	2,406		$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5		(75)	(4)	372	23
Class 2	14,448	831	8,726	507		(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182		(7,857)	(466)	15,410	911
Total net increase (decrease)	$44,297	2,603	$53,548	3,100		$(175,914)	(10,292)	$(78,069)	(4,589)

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$155,944	16,257	$8,420	910	$(123,750)	(13,164)	$40,614	4,003
Class 1A	108	12	78	8	(242)	(25)	(56)	(5)
Class 2	914	93	82	9	(163)	(16)	833	86
Class 4	28,162	2,825	5,699	616	(32,443)	(3,386)	1,418	55
Total net increase (decrease)	$185,128	19,187	$14,279	1,543	$(156,598)	(16,591)	$42,809	4,139

Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322	$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12	(345)	(34)	2,490	246
Class 2	1,661	165	137	13	(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070	(29,407)	(2,903)	47,930	4,742
Total net increase (decrease)	$231,424	22,814	$24,614	2,417	$(42,829)	(4,233)	$213,209	20,998

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$1,338,592	60,714	$159,726	6,661	$(1,705,001)	(78,164)	$(206,683)	(10,789)
Class 1A	1,697	73	97	4	(1,033)	(47)	761	30
Class 2	58,203	2,570	43,514	1,835	(310,423)	(13,890)	(208,706)	(9,485)
Class 3	357	15	274	12	(1,998)	(89)	(1,367)	(62)
Class 4	213,254	9,477	38,940	1,652	(141,527)	(6,432)	110,667	4,697
Total net increase (decrease)	$1,612,103	72,849	$242,551	10,164	$(2,159,982)	(98,622)	$(305,328)	(15,609)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076	$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27	(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613	(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97	(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559	(218,378)	(9,706)	416,137	18,585
Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372	$(1,920,425)	(84,039)	$1,434,114	64,163

170	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$22,993	1,858	$446	33	$(24,873)	(2,043)	$(1,434)	(152)
Class 1A	28	2	8	1	(61)	(5)	(25)	(2)
Class 2	5,600	454	676	51	(14,204)	(1,124)	(7,928)	(619)
Class 4	5,141	401	326	25	(4,540)	(365)	927	61
Total net increase (decrease)	$33,762	2,715	$1,456	110	$(43,678)	(3,537)	$(8,460)	(712)

Year ended December 31, 2019
Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019
Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$732,040	63,595	$86,833	7,428	$(1,418,621)	(124,125)	$(599,748)	(53,102)
Class 1A	1,618	142	106	9	(988)	(87)	736	64
Class 2	174,874	15,300	48,761	4,229	(369,090)	(32,700)	(145,455)	(13,171)
Class 4	103,567	9,145	7,594	661	(58,084)	(5,161)	53,077	4,645
Total net increase (decrease)	$1,012,099	88,182	$143,294	12,327	$(1,846,783)	(162,073)	$(691,390)	(61,564)

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216
Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$168,432	14,048	$20,667	1,702	$(202,146)	(17,074)	$(13,047)	(1,324)
Class 1A	179	15	11	1	(58)	(5)	132	11
Class 2	58,590	4,952	18,154	1,508	(110,293)	(9,359)	(33,549)	(2,899)
Class 4	10,509	878	948	80	(11,495)	(973)	(38)	(15)
Total net increase (decrease)	$237,710	19,893	$39,780	3,291	$(323,992)	(27,411)	$(46,502)	(4,227)

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558
Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

American Funds Insurance Series	171

High-Income Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$14,699	1,681	$1,802	191	$(379,982)	(42,604)	$(363,481)	(40,732)
Class 1A	236	26	14	1	(50)	(6)	200	21
Class 2	9,966	1,072	10,081	1,088	(34,953)	(3,866)	(14,906)	(1,706)
Class 3	243	26	148	15	(807)	(87)	(416)	(46)
Class 4	33,852	3,350	758	75	(44,656)	(4,355)	(10,046)	(930)
Total net increase (decrease)	$58,996	6,155	$12,803	1,370	$(460,448)	(50,918)	$(388,649)	(43,393)

Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374	$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5	(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340	(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62	(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321	(37,801)	(3,523)	29,854	2,868
Total net increase (decrease)	$84,845	8,138	$78,789	8,102	$(172,073)	(17,068)	$(8,439)	(828)

Mortgage Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$25,935	2,378	$1,109	100		$(55,643)	(5,106)	$(28,599)	(2,628)
Class 1A	198	18	3	—	†	(124)	(11)	77	7
Class 2	3,290	303	292	27		(6,669)	(610)	(3,087)	(280)
Class 4	17,488	1,618	198	18		(8,470)	(781)	9,216	855
Total net increase (decrease)	$46,911	4,317	$1,602	145		$(70,906)	(6,508)	$(22,393)	(2,046)

Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528		$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1		(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129		(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56		(9,761)	(944)	2,820	258
Total net increase (decrease)	$48,108	4,582	$7,525	714		$(59,850)	(5,683)	$(4,217)	(387)

172	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$19,129	1,687	$104		9		$(6,205)	(547)	$13,028	1,149
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	83,973	7,609	558		51		(50,003)	(4,532)	34,528	3,128
Class 3	1,092	98	8		1		(584)	(52)	516	47
Class 4	23,847	2,138	67		6		(12,394)	(1,112)	11,520	1,032
Total net increase (decrease)	$128,041	11,532	$737		67		$(69,186)	(6,243)	$59,592	5,356

Year ended December 31, 2019
Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371
Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class 1	$105,013	8,023	$9,624	740	$(1,265,074)	(95,013)	$(1,150,437)	(86,250)
Class 1A	1,904	145	89	7	(1,446)	(110)	547	42
Class 2	81,686	6,412	33,328	2,592	(213,441)	(16,303)	(98,427)	(7,299)
Class 3	1,932	149	269	20	(985)	(76)	1,216	93
Class 4	188,266	14,581	6,004	467	(78,685)	(6,017)	115,585	9,031
Total net increase (decrease)	$378,801	29,310	$49,314	3,826	$(1,559,631)	(117,519)	$(1,131,516)	(84,383)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462	2,550	$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50	4	(488)	(40)	910	74
Class 2	105,457	8,638	26,789	2,193	(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180	15	(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241	183	(41,016)	(3,366)	30,257	2,469
Total net increase (decrease)	$240,213	19,663	$60,722	4,945	$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$3,420	245	$439	32	$(852)	(62)	$3,007	215
Class P2	29,202	2,123	24,835	1,827	(32,980)	(2,378)	21,057	1,572
Total net increase (decrease)	$32,622	2,368	$25,274	1,859	$(33,832)	(2,440)	$24,064	1,787

Year ended December 31, 2019
Class P1	$2,619	201	$317	25	$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905	2,419	(30,455)	(2,336)	46,935	3,773
Total net increase (decrease)	$50,104	3,891	$30,222	2,444	$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

American Funds Insurance Series	173

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$903	88	$31	4	$(174)	(17)	$760	75
Class P2	14,137	1,495	3,216	348	(5,382)	(539)	11,971	1,304
Total net increase (decrease)	$15,040	1,583	$3,247	352	$(5,556)	(556)	$12,731	1,379

Year ended December 31, 2019
Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)
Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$525	45	$62	6	$(38)	(3)	$549	48
Class P2	19,849	1,862	16,508	1,610	(11,856)	(1,052)	24,501	2,420
Total net increase (decrease)	$20,374	1,907	$16,570	1,616	$(11,894)	(1,055)	$25,050	2,468

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644
Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$32,108	2,384	$132,305	10,410	$(89,691)	(6,882)	$74,722	5,912
Class P2	12,333	929	19,381	1,533	(12,105)	(899)	19,609	1,563
Total net increase (decrease)	$44,441	3,313	$151,686	11,943	$(101,796)	(7,781)	$94,331	7,475

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919
Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

174	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2020
Class P1	$2,240	176	$204	17	$(561)	(41)	$1,883	152
Class P2	42,169	3,302	146,474	12,155	(133,077)	(10,395)	55,566	5,062
Total net increase (decrease)	$44,409	3,478	$146,678	12,172	$(133,638)	(10,436)	$57,449	5,214

Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386
Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series	175

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2020 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$534,335	$922,816	$3,248,088	$1,745,943	$1,807,749	$2,328,314
Sales of investment securities*	829,429	1,009,463	4,901,588	2,133,214	1,868,740	2,400,012
Non-U.S. taxes paid on dividend income	3,150	1,363	3,249	6,316	1,319	249
Non-U.S. taxes paid on interest income	—	—	—	—	(4)	—
Non-U.S. taxes paid on realized gains	—	—	—	—	550	—
Non-U.S. taxes provided on unrealized gains	2,859	1,040	—	7,323	6,580	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$417,183	$6,304,391	$388,541	$1,037,086	$13,158,932	$91,666
Sales of investment securities*	491,469	6,969,380	358,483	915,970	13,037,652	107,936
Non-U.S. taxes paid on dividend income	1,268	6,123	2,064	475	3,891	160
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized gains	1,818	186	—	27	—	25
Dividend income from affiliated issuers	—	—	—	—	2,980	—

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$18,899,658	$1,507,104	$411,403	$1,224,594	$—	$9,526,222
Sales of investment securities*	18,603,064	1,343,214	763,140	1,175,864	—	9,403,975
Non-U.S. taxes paid on interest income	—	175	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	92	—	—	—	—
	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$259,669	$78,217	$249,515	$547,458	$657,004
Sales of investment securities*	280,254	82,606	259,913	539,871	777,679
Dividend income from affiliated issuers	1,322	367	1,501	9,310	11,742

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2020, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 13% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of Global Balanced Fund.

176	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/2020[3,4]	$32.57	$.11	$1.26	$1.37	$(.07)	$(.96)	$(1.03)	$32.91	4.22%[5]	$2,577		.56%[6]		.71%[6]
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
Class 1A:
6/30/2020[3,4]	32.47	.07	1.27	1.34	(.06)	(.96)	(1.02)	32.79	4.13 [5]	7		.81	[6]	.44 [6]
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]
Class 2:
6/30/2020[3,4]	32.24	.07	1.25	1.32	(.06)	(.96)	(1.02)	32.54	4.10 [5]	3,771		.81	[6]	.46 [6]
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
Class 4:
6/30/2020[3,4]	32.05	.03	1.25	1.28	(.05)	(.96)	(1.01)	32.32	3.99 [5]	402		1.06	[6]	.22 [6]
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund

Class 1:
6/30/2020[3,4]	$26.80	$.02	$(.88)	$(.86)	$(.05)	$(1.59)	$(1.64)	$24.30	(3.18)%[5]	$1,954		.75%[6]		.15%[6]
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
Class 1A:
6/30/2020[3,4]	26.74	(.01)	(.87)	(.88)	(.05)	(1.59)	(1.64)	24.22	(3.30)[5]	1		1.00	[6]	(.06)[6]
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[8]	.96	[6]	.35 [6]
Class 2:
6/30/2020[3,4]	26.02	(.01)	(.85)	(.86)	(.04)	(1.59)	(1.63)	23.53	(3.28)[5]	2,197		1.00	[6]	(.11)[6]
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
Class 4:
6/30/2020[3,4]	26.16	(.04)	(.87)	(.91)	(.03)	(1.59)	(1.62)	23.63	(3.46)[5]	201		1.25	[6]	(.35)[6]
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

See end of tables for footnotes.

American Funds Insurance Series	177

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2020[3,4]	$81.22	$.22	$9.58	$9.80	$(.25)	$(2.18)	$(2.43)	$88.59	12.10%[5]	$11,854	.36%[6]		.54%[6]
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87
Class 1A:
6/30/2020[3,4]	80.92	.12	9.52	9.64	(.22)	(2.18)	(2.40)	88.16	11.95 [5]	26	.61	[6]	.30	[6]
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
6/30/2020[3,4]	80.57	.12	9.50	9.62	(.22)	(2.18)	(2.40)	87.79	11.97 [5]	16,504	.61	[6]	.29	[6]
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62
Class 3:
6/30/2020[3,4]	81.84	.15	9.65	9.80	(.23)	(2.18)	(2.41)	89.23	12.01 [5]	225	.54	[6]	.36	[6]
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69
Class 4:
6/30/2020[3,4]	79.41	.02	9.35	9.37	(.19)	(2.18)	(2.37)	86.41	11.81 [5]	1,711	.86	[6]	.05	[6]
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42

178	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/2020[3,4]	$20.86	$.10	$(2.44)	$(2.34)	$(.04)	$—	$(.04)	$18.48	(11.20)%[5]	$4,729	.55%[6]		1.13%[6]
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41
Class 1A:
6/30/2020[3,4]	20.80	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.41	(11.32)[5]	8	.80	[6]	.88	[6]
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
6/30/2020[3,4]	20.78	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.39	(11.33)[5]	3,834	.80	[6]	.87	[6]
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17
Class 3:
6/30/2020[3,4]	20.92	.09	(2.45)	(2.36)	(.04)	—	(.04)	18.52	(11.30)[5]	21	.73	[6]	.94	[6]
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24
Class 4:
6/30/2020[3,4]	20.54	.06	(2.41)	(2.35)	(.03)	—	(.03)	18.16	(11.46)[5]	341	1.05	[6]	.62	[6]
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

See end of tables for footnotes.

American Funds Insurance Series	179

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/2020[3,4]	$25.84	$.09	$(1.15)	$(1.06)	$(.03)	$(.27)	$(.30)	$24.48	(4.06)%[5]	$1,892	.77%[6]		.71%[6]		.79%[6]
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.79		.92
Class 1A:
6/30/2020[3,4]	25.74	.07	(1.15)	(1.08)	(.02)	(.27)	(.29)	24.37	(4.18)[5]	6	1.02	[6]	.95	[6]	.62	[6]
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]
Class 2:
6/30/2020[3,4]	25.59	.06	(1.13)	(1.07)	(.02)	(.27)	(.29)	24.23	(4.18)[5]	902	1.02	[6]	.96	[6]	.55	[6]
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		1.04		.68
Class 4:
6/30/2020[3,4]	25.47	.04	(1.14)	(1.10)	(.01)	(.27)	(.28)	24.09	(4.31)[5]	644	1.27	[6]	1.21	[6]	.31	[6]
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		1.29		.39

180	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
6/30/2020[3,4]	$13.56	$.13	$(1.24)	$(1.11)	$(.06)	$(.15)	$(.21)	$12.24	(8.27)%[5]	$5,013		.43%[6]		2.06%[6]
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
Class 1A:
6/30/2020[3,4]	13.51	.11	(1.24)	(1.13)	(.05)	(.15)	(.20)	12.18	(8.40)[5]	12		.68	[6]	1.84	[6]
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]
Class 2:
6/30/2020[3,4]	13.39	.11	(1.23)	(1.12)	(.05)	(.15)	(.20)	12.07	(8.41)[5]	2,750		.68	[6]	1.81	[6]
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
Class 4:
6/30/2020[3,4]	13.31	.09	(1.21)	(1.12)	(.05)	(.15)	(.20)	11.99	(8.49)[5]	641		.93	[6]	1.57	[6]
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75

Global Growth and Income Fund

Class 1:
6/30/2020[3,4]	$15.92	$.11	$(1.87)	$(1.76)	$(.05)	$(.38)	$(.43)	$13.73	(11.08)%[5]	$595		.65%[6]		1.57%[6]
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79
Class 1A:
6/30/2020[3,4]	15.88	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.69	(11.20)[5]	2		.90	[6]	1.32	[6]
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[8]	.84	[6]	1.20	[6]
Class 2:
6/30/2020[3,4]	15.89	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.70	(11.20)[5]	1,185		.90	[6]	1.30	[6]
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73
Class 4:
6/30/2020[3,4]	15.63	.07	(1.82)	(1.75)	(.04)	(.38)	(.42)	13.46	(11.29)[5]	133		1.15	[6]	1.05	[6]
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series	181

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/2020[3,4]	$50.71	$.38	$(2.17)	$(1.79)	$(.22)	$(1.30)	$(1.52)	$47.40	(3.62)%[5]	$20,113	.29%[6]		1.61%[6]
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59

Class 1A:
6/30/2020[3,4]	50.54	.32	(2.16)	(1.84)	(.20)	(1.30)	(1.50)	47.20	(3.73)[5]	11	.54	[6]	1.36	[6]
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]

Class 2:
6/30/2020[3,4]	50.08	.31	(2.13)	(1.82)	(.20)	(1.30)	(1.50)	46.76	(3.73)[5]	12,504	.54	[6]	1.36	[6]
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34

Class 3:
6/30/2020[3,4]	50.81	.33	(2.17)	(1.84)	(.20)	(1.30)	(1.50)	47.47	(3.70)[5]	142	.47	[6]	1.43	[6]
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41

Class 4:
6/30/2020[3,4]	49.52	.25	(2.12)	(1.87)	(.18)	(1.30)	(1.48)	46.17	(3.86)[5]	1,184	.79	[6]	1.11	[6]
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25

182	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/2020[3,4]	$18.18	$.17	$(2.91)	$(2.74)	$(.04)	$—	$(.04)	$15.40	(15.08)%[5]	$1,019	.68%[6]		2.24%[6]
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60
Class 1A:
6/30/2020[3,4]	18.15	.15	(2.91)	(2.76)	(.03)	—	(.03)	15.36	(15.19)[5]	2	.93	[6]	1.92	[6]
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
6/30/2020[3,4]	18.12	.15	(2.90)	(2.75)	(.03)	—	(.03)	15.34	(15.17)[5]	190	.93	[6]	1.93	[6]
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32
Class 4:
6/30/2020[3,4]	18.01	.13	(2.88)	(2.75)	(.03)	—	(.03)	15.23	(15.29)[5]	90	1.18	[6]	1.73	[6]
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

See end of tables for footnotes.

American Funds Insurance Series	183

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
6/30/2020[3,4]	$10.73	$.15	$(.83)	$(.68)	$(.16)	$—	$(.16)	$9.89	(6.23)%[5]	$531		.53%[6]		.44%[6]		2.97%[6]
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		.56		2.88
Class 1A:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	5		.78	[6]	.69	[6]	2.70	[6]
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]
Class 2:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	6		.78	[6]	.69	[6]	2.72	[6]
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[11]	—	[8]	.46	[11]	.46	[11]	3.12	[11]
Class 4:
6/30/2020[3,4]	10.71	.12	(.82)	(.70)	(.14)	—	(.14)	9.87	(6.49)[5]	419		1.03	[6]	.94	[6]	2.44	[6]
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		1.05		2.55

184	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/2020[3,4]	$24.05	$.22	$(.57)	$(.35)	$(.11)	$(.11)	$(.22)	$23.48	(1.47)%[5]	$17,061	.30%[6]		1.89%[6]
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913	.29		1.85
Class 1A:
6/30/2020[3,4]	23.99	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.41	(1.55)[5]	11	.55	[6]	1.64	[6]
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]
Class 2:
6/30/2020[3,4]	23.79	.18	(.55)	(.37)	(.10)	(.11)	(.21)	23.21	(1.57)[5]	4,808	.55	[6]	1.63	[6]
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008	.54		1.60
Class 3:
6/30/2020[3,4]	24.08	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.50	(1.54)[5]	31	.48	[6]	1.70	[6]
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36	.47		1.67
Class 4:
6/30/2020[3,4]	23.67	.16	(.56)	(.40)	(.09)	(.11)	(.20)	23.07	(1.70)[5]	4,488	.80	[6]	1.39	[6]
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414	.79		1.45

See end of tables for footnotes.

American Funds Insurance Series	185

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
6/30/2020[3,4]	$13.51	$.09	$(.47)	$(.38)	$— [9]	$(.05)	$(.05)	$13.08	(2.85)%[5]	$127		.71%[6]		1.49%[6]
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
Class 1A:
6/30/2020[3,4]	13.49	.08	(.48)	(.40)	— [9]	(.05)	(.05)	13.04	(3.00)[5]	2		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[8]	.94	[6]	1.27	[6]
Class 2:
6/30/2020[3,4]	13.48	.08	(.47)	(.39)	— [9]	(.05)	(.05)	13.04	(2.93)[5]	192		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
Class 4:
6/30/2020[3,4]	13.36	.06	(.47)	(.41)	— [9]	(.05)	(.05)	12.90	(3.11)[5]	92		1.21	[6]	.98	[6]
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58

Bond Fund

Class 1:
6/30/2020[3,4]	$11.17	$.12	$.61	$.73	$(.05)	$(.11)	$(.16)	$11.74	6.61%[5]	$6,193		.40%[6]		2.17%[6]
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
Class 1A:
6/30/2020[3,4]	11.13	.11	.61	.72	(.05)	(.11)	(.16)	11.69	6.51 [5]	8		.65	[6]	1.91	[6]
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:
6/30/2020[3,4]	11.02	.11	.61	.72	(.05)	(.11)	(.16)	11.58	6.56 [5]	3,589		.65	[6]	1.92	[6]
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
Class 4:
6/30/2020[3,4]	11.00	.09	.61	.70	(.05)	(.11)	(.16)	11.54	6.36 [5]	580		.90	[6]	1.66	[6]
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47

186	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital World Bond Fund

Class 1:
6/30/2020[3,4]	$12.12	$.12	$.14	$.26	$(.03)	$(.21)	$(.24)	$12.14	2.14%[5]	$1,063		.59%[6]		.55%[6]		2.09%[6]
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		.57		2.34
Class 1A:
6/30/2020[3,4]	12.10	.11	.13	.24	(.02)	(.21)	(.23)	12.11	2.03 [5]	1		.83	[6]	.80	[6]	1.84	[6]
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[8]	.72	[6]	.72	[6]	2.27	[6]
Class 2:
6/30/2020[3,4]	12.03	.11	.13	.24	(.02)	(.21)	(.23)	12.04	2.03 [5]	968		.84	[6]	.80	[6]	1.84	[6]
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		.82		2.09
Class 4:
6/30/2020[3,4]	11.92	.09	.14	.23	(.02)	(.21)	(.23)	11.92	1.93 [5]	49		1.09	[6]	1.05	[6]	1.59	[6]
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.07		1.86

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/2020[3,4]	$9.87	$.31	$(.77)	$(.46)	$(.16)	$—	$(.16)	$9.25	(4.74)%[5]	$115		.52%[6]		6.73%[6]
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
Class 1A:
6/30/2020[3,4]	9.86	.30	(.78)	(.48)	(.15)	—	(.15)	9.23	(4.86)[5]	1		.77	[6]	6.39	[6]
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[8]	.72	[6]	5.74	[6]
Class 2:
6/30/2020[3,4]	9.70	.29	(.76)	(.47)	(.15)	—	(.15)	9.08	(4.85)[5]	609		.77	[6]	6.39	[6]
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
Class 3:
6/30/2020[3,4]	9.92	.30	(.78)	(.48)	(.15)	—	(.15)	9.29	(4.83)[5]	9		.70	[6]	6.46	[6]
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
Class 4:
6/30/2020[3,4]	10.56	.30	(.81)	(.51)	(.15)	—	(.15)	9.90	(4.89)[5]	50		1.02	[6]	6.12	[6]
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51

188	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

American Funds Mortgage Fund

Class 1:
6/30/2020[3,4]	$10.56	$.07	$.54	$.61		$(.04)	$(.02)	$(.06)	$11.11	5.81%[5]		$192		.46%[6]		.40%[6]		1.25%[6]
12/31/2019	10.30	.24	.30	.54		(.28)	—	(.28)	10.56	5.30		210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06		(.23)	—	(.23)	10.30	.58		209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		.46		1.39
12/31/2015	10.70	.10	.13	.23		(.18)	(.14)	(.32)	10.61	2.09		272		.45		.45		.89
Class 1A:
6/30/2020[3,4]	10.55	.05	.54	.59		(.04)	(.02)	(.06)	11.08	5.59	[5]	1		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.22	.30	.52		(.25)	—	(.25)	10.55	5.09		1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04		(.22)	—	(.22)	10.28	.36		1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14	— [9]	.14		(.16)	(.07)	(.23)	10.46	1.31	[5]	—	[8]	.70	[6]	.70	[6]	1.38	[6]
Class 2:
6/30/2020[3,4]	10.54	.05	.55	.60		(.04)	(.02)	(.06)	11.08	5.68	[5]	56		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.21	.31	.52		(.26)	—	(.26)	10.54	5.04		56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03		(.20)	—	(.20)	10.28	.32		57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		.71		1.14
12/31/2015	10.68	.07	.13	.20		(.15)	(.14)	(.29)	10.59	1.86		59		.70		.70		.65
Class 4:
6/30/2020[3,4]	10.44	.04	.54	.58		(.04)	(.02)	(.06)	10.96	5.53	[5]	38		.96	[6]	.89	[6]	.70	[6]
12/31/2019	10.19	.18	.31	.49		(.24)	—	(.24)	10.44	4.80		28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	—	[9]	(.19)	—	(.19)	10.19	.07		24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.96		.86
12/31/2015	10.65	.04	.14	.18		(.17)	(.14)	(.31)	10.52	1.62		11		.97		.97		.37

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2020[3,4]	$11.30	$.04	$.01		$.05	$(.03)	$—	$(.03)	$11.32	.43%[5]	$42		.36%[6]		.64%[6]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
Class 1A:
6/30/2020[3,4]	11.30	.04	.01		.05	(.03)	—	(.03)	11.32	.41 [5,11]	—	[8]	.33	[6,11]	.76 [6,11]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92 [11]	—	[8]	.37	[11]	1.90 [11]
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58 [11]	—	[8]	.35	[11]	1.60 [11]
12/31/2017[3,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [5,11]	—	[8]	.34	[6,11]	.69 [6,11]
Class 2:
6/30/2020[3,4]	11.01	.02	.01		.03	(.02)	—	(.02)	11.02	.31 [5]	265		.61	[6]	.44 [6]
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[9]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
Class 3:
6/30/2020[3,4]	11.13	.03	.01		.04	(.03)	—	(.03)	11.14	.31 [5]	4		.54	[6]	.53 [6]
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[9]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
Class 4:
6/30/2020[3,4]	11.13	.01	—	[9]	.01	(.02)	—	(.02)	11.12	.11 [5]	33		.86	[6]	.14 [6]
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[9]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)

190	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/2020[3,4]	$12.34	$.09	$.99	$1.08	$(.07)	$(.27)	$(.34)	$13.08	8.80%[5]		$375		.38%[6]		1.40%[6]
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69		1,418		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
Class 1A:
6/30/2020[3,4]	12.32	.06	1.00	1.06	(.07)	(.27)	(.34)	13.04	8.64	[5]	3		.64	[6]	.96	[6]
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[8]	.58	[6]	1.53	[6]
Class 2:
6/30/2020[3,4]	12.21	.06	1.00	1.06	(.07)	(.27)	(.34)	12.93	8.70	[5]	1,328		.63	[6]	1.01	[6]
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
Class 3:
6/30/2020[3,4]	12.37	.07	1.00	1.07	(.07)	(.27)	(.34)	13.10	8.77	[5]	11		.57	[6]	1.05	[6]
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
Class 4:
6/30/2020[3,4]	12.22	.04	1.00	1.04	(.07)	(.27)	(.34)	12.92	8.53	[5]	247		.89	[6]	.69	[6]
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments[14]		to average net assets after waivers/ reimburse- ments[13,14]		Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth Fund

Class P1:
6/30/2020[3,4]	$13.78	$.02		$1.14	$1.16	$(.12)	$(.68)	$(.80)	$14.14	8.57%[5]	$9		.42%[6]		.37%[6]		.73%[6]		.30%[6]
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[11]	3		.42	[11]	.37	[11]	.71	[11]	.82	[11]
12/31/2017	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [11]	2		.42	[11]	.36	[11]	.70	[11]	.69	[11]
12/31/2016	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/2015	11.37	.09		.03	.12	—	—	—	11.49	1.06 [11]	—	[8]	.53	[11]	.29	[11]	.63	[11]	.80	[11]
Class P2:
6/30/2020[3,4]	13.71	—	[9]	1.13	1.13	(.11)	(.68)	(.79)	14.05	8.42 [5]	467		.68	[6]	.63	[6]	.99	[6]	(.01)[6]
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04		.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund

Class P1:
6/30/2020[3,4]	$11.01	$.01		$(1.37)	$(1.36)	$(.16)	$(.08)	$(.24)	$9.41	(12.33)%[5,11]	$1		.44%[6,11]		.39%[6,11]		.90%[6,11]		.21%[6,11]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [11]	1		.41	[11]	.33	[11]	.84	[11]	1.64	[11]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[11]	—	[8]	.33	[11]	.28	[11]	.77	[11]	3.02	[11]
12/31/2017	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [11]	—	[8]	.28	[11]	.20	[11]	.69	[11]	1.13	[11]
12/31/2016	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	—	[8]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/2015	10.10	.18		(.80)	(.62)	— [9]	—	— [9]	9.48	(6.12)[11]	—	[8]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]
Class P2:
6/30/2020[3,4]	10.92	(.01)		(1.35)	(1.36)	(.12)	(.08)	(.20)	9.36	(12.45)[5]	154		.71	[6]	.66	[6]	1.17	[6]	(.15)[6]
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13		(.79)	(.66)	— [9]	—	— [9]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/2020[3,4]	$12.01	$.03		$(1.04)	$(1.01)	$(.22)	$(.34)	$(.56)	$10.44	(8.30)%[5,11]	$1		.40%[6,11]		.35%[6,11]		.76%[6,11]		.63%[6,11]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [11]	1		.38	[11]	.33	[11]	.74	[11]	2.14	[11]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[11]	—	[8]	.33	[11]	.28	[11]	.67	[11]	3.21	[11]
12/31/2017	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [11]	—	[8]	.30	[11]	.25	[11]	.64	[11]	1.59	[11]
12/31/2016	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	—	[8]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/2015	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[11]	—	[8]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]
Class P2:
6/30/2020[3,4]	11.91	.02		(1.04)	(1.02)	(.18)	(.34)	(.52)	10.37	(8.48)[5]	343		.68	[6]	.63	[6]	1.04	[6]	.28	[6]
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[14]		to average net assets after waivers/ reimburse- ments[13,14]		Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth-Income Fund

Class P1:
6/30/2020[3,4]	$13.76	$.03	$.05	$.08	$(.21)	$(.74)	$(.95)	$12.89	.66%[5]	$1,938	.41%[6]		.36%[6]		.67%[6]		.52%[6]
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [11]	2	.44	[11]	.37	[11]	.66	[11]	1.61	[11]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1	.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[11]	1	.56	[11]	.31	[11]	.59	[11]	2.17	[11]
Class P2:
6/30/2020[3,4]	13.69	.02	.05	.07	(.20)	(.74)	(.94)	12.82	.62 [5]	285	.66	[6]	.61	[6]	.92	[6]	.28	[6]
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122	.89		.66		.94		1.04

Managed Risk Asset Allocation Fund

Class P1:
6/30/2020[3,4]	$13.81	$.06	$(.58)	$(.52)	$(.21)	$(.52)	$(.73)	$12.56	(3.71)%[5]	$4	.41%[6]		.36%[6]		.66%[6]		.93%[6]
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54		.40		.68		2.06
Class P2:
6/30/2020[3,4]	13.46	.02	(.54)	(.52)	(.20)	(.52)	(.72)	12.22	(3.80)[5]	2,631	.66	[6]	.61	[6]	.91	[6]	.30	[6]
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79		.66		.94		1.16

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
excluding mortgage dollar roll transactions[16,17]	June 30, 2020[3,4,5]	2019	2018	2017	2016	2015

Capital Income Builder	84%	44%	42%	59%	41%	38%
Asset Allocation Fund	31	47	34	39	43	28
Global Balanced Fund	28	60	30	28	43	36
Bond Fund	47	146	98	153	108	141
Capital World Bond Fund	59	110	78	74	70	88
American Funds Mortgage Fund	85	84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	65	103	76	120	273	352

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31,
including mortgage dollar roll transactions, if applicable[16,17]	June 30, 2020[3,4,5]	2019	2018	2017	2016	2015

Global Growth Fund	9	14%	25%	31%	27%	29%
Global Small Capitalization Fund	24	50	43	33	40	36
Growth Fund	12	21	35	24	26	20
International Fund	21	32	29	29	31	37
New World Fund	60	38	58	56	32	39
Blue Chip Income and Growth Fund	29	37	49	34	30	26
Global Growth and Income Fund	24	29	49	41	57	37
Growth-Income Fund	20	27	39	27	27	25
International Growth and Income Fund	31	28	38	51	32	35
Capital Income Builder Fund	118	72	98	88	53	128
Asset Allocation Fund	63	79	86	85	83	76
Global Balanced Fund	35	74	51	41	65	76
Bond Fund	205	373	514	502	375	434
Capital World Bond Fund	84	159	125	105	154	159
High-Income Bond Fund	41	58	67	78	89	66
American Funds Mortgage Fund	466	350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	403	277	446	551	539	901
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [12,18]	N/A
Managed Risk Growth Fund	63	10	7	25	15	16
Managed Risk International Fund	56	8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	79	13	11	32	9	20
Managed Risk Growth-Income Fund	26	6	14	26	14	11
Managed Risk Asset Allocation Fund	26	8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some of the funds, including each of the managed risk funds. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[14]	This column does not include expenses of the underlying funds in which each fund invests.
[15]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

194	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	195

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,042.23	$2.84	.56%
Class 1 – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 1A – actual return	1,000.00	1,041.28	4.11	.81
Class 1A – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 2 – actual return	1,000.00	1,040.99	4.11	.81
Class 2 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 – actual return	1,000.00	1,039.93	5.38	1.06
Class 4 – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$968.16	$3.67	.75%
Class 1 – assumed 5% return	1,000.00	1,021.13	3.77	.75
Class 1A – actual return	1,000.00	967.03	4.89	1.00
Class 1A – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 2 – actual return	1,000.00	967.18	4.89	1.00
Class 2 – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 4 – actual return	1,000.00	965.40	6.11	1.25
Class 4 – assumed 5% return	1,000.00	1,018.65	6.27	1.25
Growth Fund
Class 1 – actual return	$1,000.00	$1,120.97	$1.90	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,119.49	3.21	.61
Class 1A – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 2 – actual return	1,000.00	1,119.67	3.21	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,120.05	2.85	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,118.15	4.53	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
International Fund
Class 1 – actual return	$1,000.00	$887.96	$2.58	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	886.81	3.75	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	886.66	3.75	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 3 – actual return	1,000.00	887.02	3.42	.73
Class 3 – assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 4 – actual return	1,000.00	885.43	4.92	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
New World Fund
Class 1 – actual return	$1,000.00	$959.42	$3.46	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	958.20	4.63	.95
Class 1A – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 2 – actual return	1,000.00	958.22	4.67	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	956.88	5.89	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21

196	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$917.33	$2.05	.43%
Class 1 – assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 1A – actual return	1,000.00	916.02	3.24	.68
Class 1A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 – actual return	1,000.00	915.91	3.24	.68
Class 2 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 4 – actual return	1,000.00	915.12	4.43	.93
Class 4 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$889.23	$3.05	.65%
Class 1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 1A – actual return	1,000.00	887.99	4.22	.90
Class 1A – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 2 – actual return	1,000.00	887.98	4.22	.90
Class 2 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 4 – actual return	1,000.00	887.05	5.40	1.15
Class 4 – assumed 5% return	1,000.00	1,019.14	5.77	1.15
Growth-Income Fund
Class 1 – actual return	$1,000.00	$963.83	$1.42	.29%
Class 1 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 1A – actual return	1,000.00	962.74	2.64	.54
Class 1A – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	962.74	2.64	.54
Class 2 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 – actual return	1,000.00	962.98	2.29	.47
Class 3 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 – actual return	1,000.00	961.40	3.85	.79
Class 4 – assumed 5% return	1,000.00	1,020.93	3.97	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$849.25	$3.13	.68%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 1A – actual return	1,000.00	848.07	4.27	.93
Class 1A – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 2 – actual return	1,000.00	848.30	4.27	.93
Class 2 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 – actual return	1,000.00	847.09	5.42	1.18
Class 4 – assumed 5% return	1,000.00	1,019.00	5.92	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$937.71	$2.12	.44%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 1A – actual return	1,000.00	936.40	3.32	.69
Class 1A – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 2 – actual return	1,000.00	936.41	3.32	.69
Class 2 – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 – actual return	1,000.00	935.07	4.52	.94
Class 4 – assumed 5% return	1,000.00	1,020.19	4.72	.94

See end of tables for footnotes.

American Funds Insurance Series	197

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$985.29	$1.48	.30%
Class 1 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 1A – actual return	1,000.00	984.46	2.71	.55
Class 1A – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 2 – actual return	1,000.00	984.31	2.71	.55
Class 2 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 – actual return	1,000.00	984.60	2.37	.48
Class 3 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 – actual return	1,000.00	983.04	3.94	.80
Class 4 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$971.52	$3.48	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	969.99	4.70	.96
Class 1A – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 2 – actual return	1,000.00	970.71	4.70	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	968.94	5.92	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21
Bond Fund
Class 1 – actual return	$1,000.00	$1,066.05	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,065.05	3.34	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,065.58	3.34	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,063.57	4.62	.90
Class 4 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,021.40	$2.76	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	1,020.30	4.02	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	1,020.29	4.02	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 4 – actual return	1,000.00	1,019.27	5.27	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$952.57	$2.52	.52%
Class 1 – assumed 5% return	1,000.00	1,022.28	2.61	.52
Class 1A – actual return	1,000.00	951.37	3.74	.77
Class 1A – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 2 – actual return	1,000.00	951.48	3.74	.77
Class 2 – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 3 – actual return	1,000.00	951.66	3.40	.70
Class 3 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 4 – actual return	1,000.00	951.12	4.95	1.02
Class 4 – assumed 5% return	1,000.00	1,019.79	5.12	1.02

198	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,058.13	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,055.92	3.32	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,056.83	3.32	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,055.32	4.55	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,004.25	$1.79	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,004.11	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class 2 – actual return	1,000.00	1,003.06	3.04	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,003.15	2.69	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,001.08	4.28	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,088.03	$1.97	.38%
Class 1 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 1A – actual return	1,000.00	1,086.41	3.32	.64
Class 1A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 2 – actual return	1,000.00	1,087.01	3.27	.63
Class 2 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 3 – actual return	1,000.00	1,087.72	2.96	.57
Class 3 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 4 – actual return	1,000.00	1,085.32	4.61	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89

See end of tables for footnotes.

American Funds Insurance Series	199

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,085.74	$1.92	.37%	$3.79	.73%
Class P1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.67	.73
Class P2 – actual return	1,000.00	1,084.18	3.26	.63	5.13	.99
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.97	.99
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$876.65	$1.82	.39%	$4.20	.90%
Class P1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.52	.90
Class P2 – actual return	1,000.00	875.51	3.08	.66	5.46	1.17
Class P2 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.87	1.17
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$917.01	$1.67	.35%	$3.62	.76%
Class P1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.82	.76
Class P2 – actual return	1,000.00	915.15	3.00	.63	4.95	1.04
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,006.57	$1.80	.36%	$3.34	.67%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.37	.67
Class P2 – actual return	1,000.00	1,006.22	3.04	.61	4.59	.92
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.62	.92
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$962.89	$1.76	.36%	$3.22	.66%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class P2 – actual return	1,000.00	962.00	2.98	.61	4.44	.91
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.57	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

200	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund are competitive with those of other similar funds included in the comparable Lipper category.

American Funds Insurance Series	201

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

202	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2021. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund in the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (includingeach fund’s lifetime) through September 30, 2019. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results

American Funds Insurance Series	203

and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

204	American Funds Insurance Series

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American Funds Insurance Series	205

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206	American Funds Insurance Series

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American Funds Insurance Series	207

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

208	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

Complete June 30, 2020, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

American Funds Insurance Series	209

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]	Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Insurance Series® Portfolio SeriesSM

Semi-annual report for the six months ended June 30, 2020

Portfolios that invest
in global companies
for the long term

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

American Funds Insurance Series — Portfolio Series, from Capital Group, serves as an underlying investment vehicle for variable annuities and insurance products. For nearly 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Global Growth PortfolioSM seeks to provide long-term growth of capital.

American Funds Growth and Income PortfolioSM seeks to provide long-term growth of capital while providing current income.

American Funds Managed Risk Growth PortfolioSM seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Growth and Income PortfolioSM seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Global Allocation PortfolioSM seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Figures shown are past results for Class 4 and Class P2 shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/individual/investments. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020. Also shown are the estimated gross and net expense ratios as of the series prospectus dated May 1, 2020:

	Cumulative total return	Average annual total return		Gross	Net
	1 year	5 years	Lifetime*	expense ratio	expense ratio

American Funds Global Growth Portfolio, Class 4	7.48%	8.16%	7.68%	1.21%	1.16%
American Funds Growth and Income Portfolio, Class 4	6.71	6.80	6.14	0.90	0.90
American Funds Managed Risk Growth Portfolio, Class P2	5.78	5.73	5.40	1.08	1.03
American Funds Managed Risk Growth and Income Portfolio, Class P2	1.91	4.67	4.11	1.07	1.02
American Funds Managed Risk Global Allocation Portfolio, Class P2	–0.11	3.78	3.17	1.25	1.20

*	Since May 1, 2015, for all funds.

Expense ratios are restated to reflect current fees. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s daily net assets for the three managed risk portfolios. In addition, the investment adviser is currently reimbursing a portion of the other expenses for American Funds Global Growth Portfolio. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series board. Refer to the fund’s most recent prospectus for details.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following page are American Funds Insurance Series Portfolio Series’ semi-annual results for the period ended June 30, 2020. Also shown are the results of their applicable benchmarks and peer groups.

For additional information about the series, its results, holdings and the Portfolio Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

3	American Funds Global Growth Portfolio

4	American Funds Growth and Income Portfolio

6	American Funds Managed Risk Growth Portfolio

8	American Funds Managed Risk Growth and Income Portfolio

10	American Funds Managed Risk Global Allocation Portfolio

12	Financial statements

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Underlying fund allocations are as of June 30, 2020. Allocation percentages and underlying funds are subject to the Portfolio Solutions Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Insurance Series – Portfolio Series	1

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 5/1/15)

American Funds Global Growth Portfolio (Class 4)	–2.42%	7.48%	8.16%	7.68%
MSCI ACWI (All Country World Index)[1]	–6.25	2.11	6.46	5.64
Morningstar U.S. Insurance World Large Stock Category Average[2]	–6.44	1.11	5.63	5.12
American Funds Growth and Income Portfolio (Class 4)	–0.17	6.71	6.80	6.14
70%/30% Blended Index[3]	0.01	8.38	9.03	8.40
Morningstar U.S. Insurance — 50% to 70% Equity Allocation Category Average[2]	–2.72	3.28	5.42	5.04
American Funds Managed Risk Growth Portfolio (Class P2)	–1.51	5.78	5.73	5.40
Standard & Poor’s 500 Managed Risk Index — Moderate[4]	–2.02	5.19	6.84	6.31
American Funds Managed Risk Growth and Income Portfolio (Class P2)	–5.14	1.91	4.67	4.11
Standard & Poor’s 500 Managed Risk Index — Moderate[4]	–2.02	5.19	6.84	6.31
American Funds Managed Risk Global Allocation Portfolio (Class P2)	–6.66	–0.11	3.78	3.17
Standard & Poor’s Global LargeMidCap Managed Risk Index — Moderate[4]	–4.32	2.41	4.47	3.87
Standard & Poor’s 500 Composite Index[5]	–3.08	7.51	10.73	9.99
Bloomberg Barclays U.S. Aggregate Index[6]	6.14	8.74	4.30	3.96
Bloomberg Barclays Global Aggregate Index[7]	2.98	4.22	3.56	3.05

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Index results reflect dividends net of withholding taxes.
[2]	Source: Morningstar, Inc. © 2020 All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; (3) does not constitute investment advice offered by Morningstar; and (4) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from this information. Past performance is no guarantee of future results.
[3]	The 70%/30% Blended Index weights the total returns of the Standard & Poor’s 500 Composite and Bloomberg Barclays U.S. Aggregate indexes at the corresponding percentages. The blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. The Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[5]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[7]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.

2	American Funds Insurance Series – Portfolio Series

American Funds Global Growth Portfolio
Investment portfolio June 30, 2020	unaudited

Growth funds 70.14%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	501,067	$16,490
American Funds Insurance Series - New World Fund, Class 1	446,813	10,943
American Funds Insurance Series - Growth Fund, Class 1	62,269	5,517
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	226,545	5,505

Total growth funds (cost: $33,792,000)		38,455

Growth-and-income funds 29.94%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,194,468	16,412

Total growth-and-income funds (cost: $17,034,000)		16,412
Total investment securities 100.08% (cost: $50,826,000)		54,867
Other assets less liabilities (0.08)%		(42)

Net assets 100.00%		$54,825

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 70.14%
American Funds Insurance Series - Global Growth Fund, Class 1	501,745	48,133	48,811	501,067	$(196)	$139	$36	$16,490
American Funds Insurance Series - New World Fund, Class 1	420,394	47,792	21,373	446,813	(24)	(573)	13	10,943
American Funds Insurance Series - Growth Fund, Class 1	66,914	4,211	8,856	62,269	(15)	423	15	5,517
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	203,535	42,457	19,447	226,545	(48)	(456)	12	5,505
								38,455
Growth-and-income funds 29.94%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,026,415	197,753	29,700	1,194,468	(14)	(2,341)	61	16,412
Total 100.08%					$(297)	$(2,808)	$137	$54,867

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	3

American Funds Growth and Income Portfolio
Investment portfolio June 30, 2020	unaudited

Growth funds 15.22%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	458,630	$40,635

Total growth funds (cost: $32,839,000)		40,635

Growth-and-income funds 30.09%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,129,023	53,516
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,953,680	26,843

Total growth-and-income funds (cost: $80,201,000)		80,359

Equity-income and Balanced funds 24.83%
American Funds Insurance Series - Capital Income Builder Fund, Series 1	6,704,377	66,306

Total equity-income and balanced funds (cost: $66,546,000)		66,306

Fixed income funds 29.94%
American Funds Insurance Series - Bond Fund, Class 1	4,540,493	53,306
American Funds Insurance Series - Capital World Bond Fund, Class 1	2,196,053	26,660

Total fixed income funds (cost: $75,381,000)		79,966
Total investment securities 100.08% (cost: $254,967,000)		267,266
Other assets less liabilities (0.08)%		(210)

Net assets 100.00%		$267,056

4	American Funds Insurance Series – Portfolio Series

American Funds Growth and Income Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 15.22%
American Funds Insurance Series - Growth Fund, Class 1	474,591	14,688	30,649	458,630	$115	$3,323	$114	$40,635
Growth-and-income funds 30.09%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,013,452	118,686	3,115	1,129,023	(3)	(3,170)	238	53,516
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,614,347	344,089	4,756	1,953,680	(1)	(3,397)	101	26,843
								80,359
Equity-income and Balanced funds 24.83%
American Funds Insurance Series - Capital Income Builder Fund, Class 1	5,986,989	717,388	—	6,704,377	—	(5,084)	1,026	66,306
Fixed income funds 29.94%
American Funds Insurance Series - Bond Fund, Class 1	4,595,645	377,903	433,055	4,540,493	(13)	2,527	237	53,306
American Funds Insurance Series - Capital World Bond Fund, Class 1[1]	2,120,840	122,571	47,358	2,196,053	(12)	44	60	26,660
								79,966
Total 100.08%					$86	$(5,757)	$1,776	$267,266

[1]	This fund changed its name during the reporting period.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	5

American Funds Managed Risk Growth Portfolio
Investment portfolio June 30, 2020	unaudited

Growth funds 45.30%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,336,297	$384,196
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	6,197,616	150,602
American Funds Insurance Series – International Fund, Class 1	8,072,469	149,179

Total growth funds (cost: $610,390,000)		683,977

Growth-and-income funds 30.29%
American Funds Insurance Series – Growth-Income Fund, Class 1	6,442,614	305,380
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	12,414,433	151,953

Total growth-and-income funds (cost: $438,940,000)		457,333

Fixed income funds 16.39%
American Funds Insurance Series – Bond Fund, Class 1	21,087,896	247,572

Total fixed income funds (cost: $242,168,000)		247,572

Short-term securities 4.81%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	72,675,790	72,676

Total short-term securities (cost: $72,676,000)		72,676
Total investment securities 96.79% (cost: $1,364,174,000)		1,461,558
Other assets less liabilities 3.21%		48,424

Net assets 100.00%		$1,509,982

Futures contracts

				Notional	Value at	Unrealized appreciation (depreciation)
		Number of		amount [2]	6/30/2020 [3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	5,421	September 2020	$542,100	$681,648	$1,564
FTSE 100 Index Contracts	Short	310	September 2020	£(3)	(23,577)	113
Euro Stoxx 50 Index Contracts	Short	913	September 2020	€(9)	(33,153)	(471)
S&P Mid 400 E-mini Index Contracts	Short	88	September 2020	$(9)	(15,656)	(69)
Russell 2000 Mini Index Contracts	Short	297	September 2020	(15)	(21,348)	(654)
Mini MSCI Emerging Market Index Contracts	Short	905	September 2020	(45)	(44,603)	(580)
Nikkei 225 Index Contracts	Short	85	September 2020	¥(85)	(17,612)	144
S&P 500 E-mini Index Contracts	Short	2,106	September 2020	$(105)	(325,398)	(3,231)
British Pound Currency Contracts	Short	338	September 2020	£(21,125)	(26,189)	497
Euro Currency Contracts	Short	268	September 2020	€(33,500)	(37,699)	255
Japanese Yen Currency Contracts	Short	170	September 2020	¥(2,125,000)	(19,701)	88
						$(2,344)

6	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 45.30%
American Funds Insurance Series – Growth Fund, Class 1	4,544,435	2,541,737	2,749,875	4,336,297	$16,665	$15,279	$1,053	$384,196
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,511,249	4,160,367	3,474,000	6,197,616	(1,459)	(9,047)	311	150,602
American Funds Insurance Series – International Fund, Class 1	7,062,821	4,717,577	3,707,929	8,072,469	(4,217)	(10,457)	348	149,179
								683,977
Growth-and-income funds 30.29%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,844,466	4,070,936	3,472,788	6,442,614	(8,345)	(10,141)	1,310	305,380
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,870,297	8,325,892	6,781,756	12,414,433	(14,872)	2,604	659	151,953
								457,333
Fixed income funds 16.39%
American Funds Insurance Series – Bond Fund, Class 1	26,459,809	15,546,294	20,918,207	21,087,896	10,957	(1,812)	1,271	247,572
Total 91.98%					$(1,271)	$(13,574)	$4,952	$1,388,882

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	7

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio June 30, 2020	unaudited

Growth funds 15.25%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,162,987	$191,641

Total growth funds (cost: $162,772,000)		191,641

Growth-and-income funds 40.26%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,360,692	254,097
American Funds Insurance Series – Global Growth and Income Fund, Class 1	18,334,260	251,913

Total growth-and-income funds (cost: $490,402,000)		506,010

Equity-income and Balanced funds 25.08%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	31,867,148	315,166

Total equity-income and balanced funds (cost: $313,682,000)		315,166

Fixed income funds 10.87%
American Funds Insurance Series – Bond Fund, Class 1	5,821,551	68,345
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,629,737	68,345

Total fixed income funds (cost: $135,044,000)		136,690

Short-term securities 4.97%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	62,464,412	62,464

Total short-term securities (cost: $62,464,000)		62,464
Total investment securities 96.43% (cost: $1,164,364,000)		1,211,971
Other assets less liabilities 3.57%		44,807

Net assets 100.00%		$1,256,778

Futures contracts

				Notional	Value at	Unrealized appreciation (depreciation)
		Number of		amount [2]	6/30/2020 [3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	4,600	September 2020	$460,000	$578,414	$1,402
S&P Mid 400 E-mini Index Contracts	Short	36	September 2020	(4)	(6,405)	(53)
FTSE 100 Index Contracts	Short	491	September 2020	£(5)	(37,343)	196
Russell 2000 Mini Index Contracts	Short	145	September 2020	$(7)	(10,423)	(281)
Euro Stoxx 50 Index Contracts	Short	1,359	September 2020	€(14)	(49,348)	(758)
Mini MSCI Emerging Market Index Contracts	Short	705	September 2020	$(35)	(34,746)	(465)
Nikkei 225 Index Contracts	Short	42	September 2020	¥(42)	(8,702)	68
S&P 500 E-mini Index Contracts	Short	1,780	September 2020	$(89)	(275,028)	(1,859)
British Pound Currency Contracts	Short	549	September 2020	£(34,313)	(42,537)	860
Euro Currency Contracts	Short	398	September 2020	€(49,750)	(55,986)	406
Japanese Yen Currency Contracts	Short	85	September 2020	¥(1,062,500)	(9,850)	43
						$(441)

8	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 15.25%
American Funds Insurance Series – Growth Fund, Class 1	2,426,184	1,176,117	1,439,314	2,162,987	$11,778	$4,435	$528	$191,641
Growth-and-income funds 40.26%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,175,228	3,026,851	2,841,387	5,360,692	(3,379)	(13,271)	1,093	254,097
American Funds Insurance Series – Global Growth and Income Fund, Class 1	16,522,951	11,845,169	10,033,860	18,334,260	(8,364)	(26,666)	915	251,913
								506,010
Equity-income and Balanced funds 25.08%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	30,554,859	12,670,616	11,358,327	31,867,148	(860)	(24,219)	5,054	315,166
Fixed income funds 10.87%
American Funds Insurance Series – Bond Fund, Class 1	8,779,705	4,903,288	7,861,442	5,821,551	3,607	(1,163)	361	68,345
American Funds Insurance Series – Capital World Bond Fund, Class 1[4]	8,110,354	4,750,088	7,230,705	5,629,737	1,503	(2,393)	179	68,345
								136,690
Total 91.46%					$4,285	$(63,277)	$8,130	$1,149,507

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	This fund changed its name during the reporting period.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio June 30, 2020	unaudited

Growth funds 25.37%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,889,782	$62,193
American Funds Insurance Series – International Fund, Class 1	2,214,752	40,928

Total growth funds (cost: $97,114,000)		103,121

Growth-and-income funds 20.35%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	6,019,812	82,712

Total growth-and-income funds (cost: $82,761,000)		82,712

Asset allocation funds 10.22%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,768,722	41,530

Total asset allocation funds (cost: $40,387,000)		41,530

Equity-income and Balanced funds 25.43%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,901,379	103,350

Total equity-income and balanced funds (cost: $98,763,000)		103,350

Fixed income funds 12.13%
American Funds Insurance Series – Capital World Bond Fund, Class 1	4,059,100	49,278

Total fixed income funds (cost: $48,274,000)		49,278

Short-term securities 4.05%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	16,481,285	16,481

Total short-term securities (cost: $16,481,000)		16,481
Total investment securities 97.55% (cost: $383,780,000)		396,472
Other assets less liabilities 2.45%		9,950

Net assets 100.00%		$406,422

Futures contracts

				Notional	Value at	Unrealized appreciation (depreciation)
		Number of		amount [2]	6/30/2020 [3]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	1,146	September 2020	$114,600	$144,101	$351
FTSE 100 Index Contracts	Short	96	September 2020	£(1)	(7,301)	39
Russell 2000 Mini Index Contracts	Short	39	September 2020	$(2)	(2,803)	(77)
Euro Stoxx 50 Index Contracts	Short	551	September 2020	€(6)	(20,008)	(276)
S&P 500 E-mini Index Contracts	Short	278	September 2020	$(14)	(42,954)	(489)
Mini MSCI Emerging Market Index Contracts	Short	348	September 2020	(17)	(17,151)	(205)
Nikkei 225 Index Contracts	Short	32	September 2020	¥(32)	(6,630)	46
British Pound Currency Contracts	Short	107	September 2020	£(6,688)	(8,290)	159
Euro Currency Contracts	Short	164	September 2020	€(20,500)	(23,070)	166
Japanese Yen Currency Contracts	Short	63	September 2020	¥(787,500)	(7,301)	30
						$(256)

10	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 25.37%
American Funds Insurance Series – Global Growth Fund, Class 1	1,965,772	818,096	894,086	1,889,782	$2,829	$(2,426)	$139	$62,193
American Funds Insurance Series – International Fund, Class 1	2,030,948	1,093,343	909,539	2,214,752	(1,192)	(3,250)	97	40,928
								103,121
Growth-and-income funds 20.35%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	5,374,576	3,415,921	2,770,685	6,019,812	(2,976)	(8,573)	304	82,712
Asset allocation funds 10.22%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,756,934	443,779	431,991	1,768,722	524	(1,623)	193	41,530
Equity-income and Balanced funds 25.43%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,858,698	1,870,660	1,827,979	7,901,379	2,497	(6,267)	5	103,350
Fixed income funds 12.13%
American Funds Insurance Series – Capital World Bond Fund, Class 1[4]	5,278,411	1,087,993	2,307,304	4,059,100	(163)	(734)	113	49,278
Total 93.50%					$1,519	$(22,873)	$851	$379,991

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	This fund changed its name during the reporting period.

Key to symbols

£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	11

Financial statements

Statements of assets and liabilities at June 30, 2020	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio		Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—		$—	$72,676	$62,464	$16,481
	Affiliated issuers	54,867		267,266	1,388,882	1,149,507	379,991
	Cash collateral pledged for futures contracts	—		—	49,130	45,080	11,044
	Receivables for:
	Sales of investments	27		38	5,913	4,980	309
	Sales of fund’s shares	—	*	73	20	368	—
	Dividends and interest	—		—	6	6	2
	Variation margin on futures contracts	—		—	475	563	169
		54,894		267,377	1,517,102	1,262,968	407,996
	Liabilities:
	Payables for:
	Purchases of investments	—		71	9	325	—
	Repurchases of fund’s shares	27		40	164	11	333
	Investment advisory services	—		—	123	102	33
	Insurance administrative fees	31		156	889	748	242
	Services provided by related parties	11		53	298	249	81
	Trustees’ deferred compensation	—	*	1	6	6	2
	Variation margin on futures contracts	—		—	5,631	4,749	883
		69		321	7,120	6,190	1,574
	Net assets at June 30, 2020	$54,825		$267,056	$1,509,982	$1,256,778	$406,422
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$49,814		$249,995	$1,427,699	$1,213,685	$400,545
	Total distributable earnings	5,011		17,061	82,283	43,093	5,877
	Net assets at June 30, 2020	$54,825		$267,056	$1,509,982	$1,256,778	$406,422
	Investment securities, at cost:
	Unaffiliated issuers	$—		$—	$72,676	$62,464	$16,481
	Affiliated issuers	50,826		254,967	1,291,498	1,101,900	367,299
	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$54,825		$267,056
	Shares outstanding	4,466		23,041	Not applicable	Not applicable	Not applicable
	Net asset value per share	$12.28		$11.59
Class P2:	Net assets				$1,509,982	$1,256,778	$406,422
	Shares outstanding	Not applicable		Not applicable	138,832	119,497	39,113
	Net asset value per share				$10.88	$10.52	$10.39

*	Amount less than one thousand.

See notes to financial statements.

12	American Funds Insurance Series – Portfolio Series

Statements of operations for the six months ended June 30, 2020	unaudited (dollars in thousands)

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—	$—	$235	$151	$65
Affiliated issuers	137	1,776	4,952	8,130	851
	137	1,776	5,187	8,281	916
Fees and expenses:
Investment advisory services	—	—	1,085	924	301
Distribution services	64	315	1,809	1,541	502
Insurance administrative services	64	315	1,809	1,541	502
Transfer agent services	— *	— *	— *	— *	— *
Accounting and administrative services	—	—	55	52	39
Reports to shareholders	2	4	18	15	6
Registration statement and prospectus	1	8	36	26	7
Trustees’ compensation	— *	— *	2	2	1
Auditing and legal	1	1	1	1	1
Custodian	3	3	6	7	7
Other	— *	— *	1	— *	— *
Total fees and expenses before waivers/reimbursement	135	646	4,822	4,109	1,366
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	—	362	308	100
Miscellaneous fee reimbursement	1	—	—	—	—
Total waivers/reimbursement of fees and expenses	1	—	362	308	100
Total fees and expenses after waivers/reimbursement	134	646	4,460	3,801	1,266
Net investment income (loss)	3	1,130	727	4,480	(350)

Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss) on:
Investments in affiliated issuers	(297)	86	(1,271)	4,285	1,519
Futures contracts	—	—	(36,679)	(30,835)	(11,947)
Currency transactions	—	—	(50)	(29)	(7)
Capital gain distributions received from affiliated issuers	1,497	4,082	30,699	19,757	5,355
	1,200	4,168	(7,301)	(6,822)	(5,080)
Net unrealized depreciation on:
Investments in affiliated issuers	(2,808)	(5,757)	(13,574)	(63,277)	(22,873)
Futures contracts	—	—	(2,132)	(274)	(175)
	(2,808)	(5,757)	(15,706)	(63,551)	(23,048)
Net realized gain (loss) and unrealized depreciation	(1,608)	(1,589)	(23,007)	(70,373)	(28,128)

Net decrease in net assets resulting from operations	$(1,605)	$(459)	$(22,280)	$(65,893)	$(28,478)

*	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	13

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$3	$449	$1,130	$4,075	$727	$15,282
Net realized gain (loss)	1,200	2,460	4,168	8,099	(7,301)	72,003
Net unrealized (depreciation) appreciation	(2,808)	9,398	(5,757)	24,977	(15,706)	135,287
Net (decrease) increase in net assets resulting from operations	(1,605)	12,307	(459)	37,151	(22,280)	222,572

Distributions paid to shareholders	(3,028)	(2,363)	(11,184)	(8,978)	(71,451)	(67,119)

Net capital share transactions	5,074	8,900	21,985	60,170	129,819	245,000

Total increase (decrease) in net assets	441	18,844	10,342	88,343	36,088	400,453

Net assets:
Beginning of period	54,384	35,540	256,714	168,371	1,473,894	1,073,441
End of period	$54,825	$54,384	$267,056	$256,714	$1,509,982	$1,473,894

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income (loss)	$4,480	$18,723	$(350)	$4,495
Net realized gain (loss)	(6,822)	48,295	(5,080)	14,193
Net unrealized (depreciation) appreciation	(63,551)	130,061	(23,048)	50,352
Net (decrease) increase in net assets resulting from operations	(65,893)	197,079	(28,478)	69,040

Distributions paid to shareholders	(49,137)	(55,668)	(16,205)	(16,130)

Net capital share transactions	83,494	173,167	26,720	46,894

Total increase (decrease) in net assets	(31,536)	314,578	(17,963)	99,804

Net assets:
Beginning of period	1,288,314	973,736	424,385	324,581
End of period	$1,256,778	$1,288,314	$406,422	$424,385

*	Unaudited.

See notes to financial statements.

14	American Funds Insurance Series – Portfolio Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (the “funds”), including five funds in the series covered in this report. The other 29 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and six funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund in the American Funds Insurance Series – Portfolio Series are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

American Funds Insurance Series – Portfolio Series	15

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2020, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Certain of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified underlying fund would adversely affect such a fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

16	American Funds Insurance Series – Portfolio Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because a fund’s investments consist of underlying funds, a fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of each fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading

American Funds Insurance Series – Portfolio Series	17

volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating an underlying fund’s net asset value and, accordingly, in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities

American Funds Insurance Series – Portfolio Series	19

issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Currency — The prices of, and the income generated by, most debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact a managed risk fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in each fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,068,757,000, $766,992,000 and $398,226,000, respectively.

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The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of futures contracts as of June 30, 2020 (dollars in thousands):

Managed Risk Growth Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation*	$840	Unrealized depreciation*	$—
Futures	Equity	Unrealized appreciation*	257	Unrealized depreciation*	5,005
Futures	Interest	Unrealized appreciation*	1,564	Unrealized depreciation*	—
			$2,661		$5,005

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$953	Net unrealized appreciation on futures contracts	$840
Futures	Equity	Net realized loss on futures contracts	(51,008)	Net unrealized depreciation on futures contracts	(4,748)
Futures	Interest	Net realized gain on futures contracts	13,376	Net unrealized appreciation on futures contracts	1,776
			$(36,679)		$(2,132)

Managed Risk Growth and Income Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation*	$1,309	Unrealized depreciation*	$—
Futures	Equity	Unrealized appreciation*	264	Unrealized depreciation*	3,416
Futures	Interest	Unrealized appreciation*	1,402	Unrealized depreciation*	—
			$2,975		$3,416

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$1,071	Net unrealized appreciation on futures contracts	$1,309
Futures	Equity	Net realized loss on futures contracts	(41,810)	Net unrealized depreciation on futures contracts	(3,152)
Futures	Interest	Net realized gain on futures contracts	9,904	Net unrealized appreciation on futures contracts	1,569
			$(30,835)		$(274)

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Managed Risk Global Allocation Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation*	$355	Unrealized depreciation*	$—
Futures	Equity	Unrealized appreciation*	85	Unrealized depreciation*	1,047
Futures	Interest	Unrealized appreciation*	351	Unrealized depreciation*	—
			$791		$1,047

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$463	Net unrealized appreciation on futures contracts	$355
Futures	Equity	Net realized loss on futures contracts	(14,926)	Net unrealized depreciation on futures contracts	(962)
Futures	Interest	Net realized gain on futures contracts	2,516	Net unrealized appreciation on futures contracts	432
			$(11,947)		$(175)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Funds that invest in futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as restricted cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

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Additional tax basis disclosures for each fund are as follows (dollars in thousands):

				Managed	Managed
	Global	Growth and	Managed	Risk Growth	Risk Global
	Growth	Income	Risk Growth	and Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
As of December 31, 2019:
Undistributed ordinary income	$527	$3,052	$16,919	$13,883	$4,496
Undistributed long-term capital gains	2,499	8,130	54,508	35,238	11,706
As of June 30, 2020:
Gross unrealized appreciation on investments	4,522	12,634	57,630	28,236	7,771
Gross unrealized depreciation on investments	(712)	(868)	—	—	(387)
Net unrealized appreciation on investments	3,810	11,766	57,630	28,236	7,384
Cost of investments	51,057	255,500	1,403,928	1,183,735	389,088

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$528	$2,500	$3,028	$347	$2,016	$2,363

Growth and Income Portfolio

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$3,053	$8,131	$11,184	$3,669	$5,309	$8,978

Managed Risk Growth Portfolio

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$16,931	$54,520	$71,451	$15,501	$51,618	$67,119

Managed Risk Growth and Income Portfolio

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$13,889	$35,248	$49,137	$18,256	$37,412	$55,668

Managed Risk Global Allocation Portfolio

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$4,498	$11,707	$16,205	$4,944	$11,186	$16,130

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7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.150% of daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC has agreed to waive a portion of the investment advisory services fees equal to 0.05% of each fund’s daily net assets for the three managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $770,000.

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fee at the annual rate of 0.03% of daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Global Growth Portfolio. Miscellaneous expenses exclude investment advisory services and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $1,000. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Accounting and administrative services — The three managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

24	American Funds Insurance Series – Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class 4	$5,556	435	$3,028	257	$(3,510)	(301)	$5,074	391

Year ended December 31, 2019

Class 4	$12,836	1,062	$2,363	199	$(6,299)	(514)	$8,900	747

Growth and Income Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class 4	$19,246	1,643	$11,185	985	$(8,446)	(752)	$21,985	1,876

Year ended December 31, 2019

Class 4	$65,000	5,668	$8,978	792	$(13,808)	(1,200)	$60,170	5,260

Managed Risk Growth Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class P2	$76,416	6,832	$71,451	6,715	$(18,048)	(1,631)	$129,819	11,916

Year ended December 31, 2019

Class P2	$202,246	18,442	$67,119	6,291	$(24,365)	(2,226)	$245,000	22,507

Managed Risk Growth and Income Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class P2	$53,802	4,966	$49,137	4,742	$(19,445)	(1,798)	$83,494	7,910

Year ended December 31, 2019

Class P2	$150,357	13,776	$55,668	5,193	$(32,858)	(3,009)	$173,167	15,960

American Funds Insurance Series – Portfolio Series	25

Managed Risk Global Allocation Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class P2	$18,878	1,741	$16,205	1,582	$(8,363)	(787)	$26,720	2,536

Year ended December 31, 2019

Class P2	$47,167	4,329	$16,130	1,516	$(16,403)	(1,515)	$46,894	4,330

9. Investment transactions

Each fund made purchases and sales of investment securities during the six months ended June 30, 2020, as follows (dollars in thousands):

				Managed	Managed
			Managed	Risk	Risk
	Global	Growth and	Risk	Growth and	Global
	Growth	Income	Growth	Income	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Purchases of investment securities*	$7,022	$23,830	$813,524	$606,689	$131,936
Sales of investment securities*	3,485	8,311	813,257	644,948	134,944

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At June 30, 2020, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 13% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of Global Balanced Fund.

26	American Funds Insurance Series – Portfolio Series

Financial highlights

		(Loss) income from investment operations[1]				Dividends and distributions						Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[3]		to average net assets after waivers/ reimburse- ments[2,3]		Net effective expense ratio[2,4]		Ratio of net income (loss) to average net assets[2]

Global Growth Portfolio

Class 4:
6/30/2020[5,6]	$13.35	$—	[7]	$(.36)	$(.36)	$(.12)	$(.59)	$(.71)	$12.28	(2.42)%[8]	$55	.53%[9]		.52%[9]		1.15%[9]		.01%[9]
12/31/2019	10.68	.12		3.18	3.30	(.09)	(.54)	(.63)	13.35	31.67	54	.61		.56		1.18		.97
12/31/2018	12.17	.08		(1.22)	(1.14)	(.12)	(.23)	(.35)	10.68	(9.77)	36	.59		.58		1.20		.69
12/31/2017	9.77	.12		2.59	2.71	(.06)	(.25)	(.31)	12.17	28.11	30	.62		.56		1.18		1.05
12/31/2016	9.45	.12		.29	.41	(.05)	(.04)	(.09)	9.77	4.42	13	.75		.56		1.18		1.30
12/31/2015[5,10]	10.00	.12		(.67)	(.55)	—	—	—	9.45	(5.50)[8]	6	1.02	[9]	.58	[9]	1.20	[9]	1.91	[9]

Growth and Income Portfolio

Class 4:
6/30/2020[5,6]	$12.13	$.05		$(.08)	$(.03)	$(.14)	$(.37)	$(.51)	$11.59	(.17)%[8]	$267	.51%[9]		.51%[9]		.95%[9]		.90%[9]
12/31/2019	10.59	.22		1.81	2.03	(.19)	(.30)	(.49)	12.13	19.57	257	.52		.52		.96		1.92
12/31/2018	11.40	.20		(.58)	(.38)	(.16)	(.27)	(.43)	10.59	(3.51)	168	.53		.53		.97		1.81
12/31/2017	10.13	.17		1.38	1.55	(.13)	(.15)	(.28)	11.40	15.43	134	.53		.53		.97		1.59
12/31/2016	9.61	.23		.38	.61	(.07)	(.02)	(.09)	10.13	6.41	66	.57		.55		.99		2.31
12/31/2015[5,10]	10.00	.20		(.58)	(.38)	(.01)	—	(.01)	9.61	(3.85)[8]	15	.79	[9]	.58	[9]	1.05	[9]	3.14	[9]

Managed Risk Growth Portfolio

Class P2:
6/30/2020[5,6]	$11.61	$.01		$(.20)	$(.19)	$(.13)	$(.41)	$(.54)	$10.88	(1.51)%[8]	$1,510	.67%[9]		.62%[9]		1.03%[9]		.10%[9]
12/31/2019	10.28	.13		1.80	1.93	(.14)	(.46)	(.60)	11.61	19.26	1,474	.66		.61		1.02		1.20
12/31/2018	11.16	.12		(.53)	(.41)	(.14)	(.33)	(.47)	10.28	(3.98)	1,073	.66		.61		1.00		1.06
12/31/2017	9.76	.10		1.63	1.73	(.09)	(.24)	(.33)	11.16	18.00	904	.68		.63		1.03		.95
12/31/2016	9.39	.11		.26	.37	— [7]	—	— [7]	9.76	3.97	568	.77		.63		1.02		1.12
12/31/2015[5,10]	10.00	.18		(.70)	(.52)	(.09)	—	(.09)	9.39	(5.20)[8]	254	.86	[9]	.61	[9]	1.01	[9]	2.77	[9]

Managed Risk Growth and Income Portfolio

Class P2:
6/30/2020[5,6]	$11.55	$.04		$(.64)	$(.60)	$(.12)	$(.31)	$(.43)	$10.52	(5.14)%[8]	$1,257	.67%[9]		.62%[9]		1.07%[9]		.73%[9]
12/31/2019	10.18	.18		1.74	1.92	(.18)	(.37)	(.55)	11.55	19.29	1,288	.67		.62		1.08		1.66
12/31/2018	11.13	.17		(.67)	(.50)	(.17)	(.28)	(.45)	10.18	(4.72)	974	.66		.61		1.07		1.54
12/31/2017	9.68	.15		1.44	1.59	(.12)	(.02)	(.14)	11.13	16.55	851	.68		.63		1.08		1.38
12/31/2016	9.36	.16		.19	.35	(.03)	—	(.03)	9.68	3.70	569	.77		.63		1.08		1.68
12/31/2015[5,10]	10.00	.18		(.73)	(.55)	(.09)	—	(.09)	9.36	(5.50)[8]	231	.86	[9]	.61	[9]	1.08	[9]	2.85	[9]

Managed Risk Global Allocation Portfolio

Class P2:
6/30/2020[5,6]	$11.60	$(.01)		$(.77)	$(.78)	$(.12)	$(.31)	$(.43)	$10.39	(6.66)%[8]	$406	.68%[9]		.63%[9]		1.21%[9]		(.17)%[9]
12/31/2019	10.07	.13		1.89	2.02	(.15)	(.34)	(.49)	11.60	20.44	424	.68		.63		1.20		1.20
12/31/2018	11.04	.14		(.88)	(.74)	(.10)	(.13)	(.23)	10.07	(6.90)	325	.68		.63		1.20		1.27
12/31/2017	9.34	.10		1.67	1.77	(.07)	—	(.07)	11.04	19.03	251	.70		.63		1.19		.94
12/31/2016	9.24	.10		— [7]	.10	—	—	—	9.34	1.08	144	.77		.63		1.20		1.08
12/31/2015[5,10]	10.00	.14		(.81)	(.67)	(.09)	—	(.09)	9.24	(6.71)[8]	65	.90	[9]	.56	[9]	1.13	[9]	2.22	[9]

See next page for footnotes.

American Funds Insurance Series – Portfolio Series	27

Financial highlights (continued)

	Six months ended	Year ended December 31,				For the period ended
Portfolio turnover rate	June 30, 2020[5,6,8]	2019	2018	2017	2016	December 31, 2015[5,8,10]
Global Growth Portfolio	7%	14%	12%	10%	17%	32%
Growth and Income Portfolio	3	6	5	10	18	10
Managed Risk Growth Portfolio	61	6	4	7	6	4
Managed Risk Growth and Income Portfolio	53	5	4	10	3	4
Managed Risk Global Allocation Portfolio	35	6	3	8	13	15

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees for the managed risk funds. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the funds.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period May 1, 2015, commencement of operations, through December 31, 2015.

28	American Funds Insurance Series – Portfolio Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series – Portfolio Series	29

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Global Growth Portfolio
Class 4 – actual return	$1,000.00	$975.77	$2.55	.52%	$5.65	1.15%
Class 4 – assumed 5% return	1,000.00	1,022.28	2.61	.52	5.77	1.15
Growth and Income Portfolio
Class 4 – actual return	$1,000.00	$998.27	$2.53	.51%	$4.72	.95%
Class 4 – assumed 5% return	1,000.00	1,022.33	2.56	.51	4.77	.95
Managed Risk Growth Portfolio
Class P2 – actual return	$1,000.00	$984.92	$3.06	.62%	$5.08	1.03%
Class P2 – assumed 5% return	1,000.00	1,021.78	3.12	.62	5.17	1.03
Managed Risk Growth and Income Portfolio
Class P2 – actual return	$1,000.00	$948.64	$3.00	.62%	$5.18	1.07%
Class P2 – assumed 5% return	1,000.00	1,021.78	3.12	.62	5.37	1.07
Managed Risk Global Allocation Portfolio
Class P2 – actual return	$1,000.00	$933.45	$3.03	.63%	$5.82	1.21%
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	6.07	1.21

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

30	American Funds Insurance Series – Portfolio Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

Portfolio Series — American Funds Global Growth Portfolio

Portfolio Series — American Funds Growth and Income Portfolio

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series — American Funds Global Growth Portfolio and Portfolio Series — American Funds Growth and Income Portfolio, for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund are competitive with those of other similar funds included in the comparable Lipper category.

American Funds Insurance Series – Portfolio Series	31

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the other amounts paid by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

32	American Funds Insurance Series – Portfolio Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series

Portfolio Series — American Funds Managed Risk Growth Portfolio

Portfolio Series — American Funds Managed Risk Growth and Income Portfolio

Portfolio Series — American Funds Managed Risk Global Allocation Portfolio

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series — American Funds Managed Risk Growth Portfolio, Portfolio Series — American Funds Managed Risk Growth and Income Portfolio, and Portfolio Series — American Funds Managed Risk Global Allocation Portfolio, for an additional one-year term through April 30, 2021. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of asset allocation and balanced funds with volatility management analytics over various periods (including each fund’s lifetime) through September 30, 2019. On the basis of this

American Funds Insurance Series – Portfolio Series	33

evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

34	American Funds Insurance Series – Portfolio Series

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American Funds Insurance Series – Portfolio Series	35

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

36	American Funds Insurance Series – Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/individual/investments.

“Proxy Voting Guidelines for American Funds Insurance Series — Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Insurance Series — Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series — Portfolio Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Portfolio Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]	Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Insurance Series® Target Date Series Semi-annual report for the six months ended June 30, 2020

Offering variable
annuity investors
a balanced approach
to building and
preserving wealth
through retirement

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 4 shares at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/individual/investments/insurance-funds.htm. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the cumulative total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2020. Also shown are the estimated gross and net expense ratios as of the series prospectus dated May 1, 2020:

Class 4 shares	Cumulative total returns Lifetime*	Gross expense ratio	Net expense ratio

American Funds® IS 2035 Target Date Fund	0.46%	0.93%	0.92%
American Funds® IS 2030 Target Date Fund	0.75	0.91	0.90
American Funds® IS 2025 Target Date Fund	1.68	0.89	0.88
American Funds® IS 2020 Target Date Fund	1.25	0.87	0.86
American Funds® IS 2015 Target Date Fund	1.10	0.86	0.85
American Funds® IS 2010 Target Date Fund	1.14	0.86	0.85

*	Since December 6, 2019, for all funds.

Each target date fund invests in Class R-6 shares of the underlying funds.

Expense ratios are restated to reflect current fees. The investment adviser is currently reimbursing a portion of the other expenses for each fund. This reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government.

The funds’ allocation strategy does not guarantee that investors’ retirement savings goals will be met. The allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The funds may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following page are American Funds Insurance Series — Target Date Series’ semi-annual results for the period ended June 30, 2020. Also shown are the results of each fund’s applicable benchmark and peer group.

For additional information about the series, its results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/products/american-funds-insurance-series.html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

3	Investment approach for American Funds Insurance Series – Target Date Series

Investment portfolios

4	American Funds IS 2035 Target Date Fund

5	American Funds IS 2030 Target Date Fund

6	American Funds IS 2025 Target Date Fund

7	American Funds IS 2020 Target Date Fund

8	American Funds IS 2015 Target Date Fund

9	American Funds IS 2010 Target Date Fund

10	Financial statements

American Funds Insurance Series – Target Date Series	1

Results at a glance

For periods ended June 30, 2020, with distributions reinvested

	Cumulative total returns
Class 4 shares	6 months	Lifetime*

American Funds IS 2035 Target Date Fund	–2.18%	0.46%
Standard & Poor’s Target Date Through 2035 Index	–5.38	–3.08
Lipper Mixed-Asset Target 2035 Funds Index	–3.15	–0.95
American Funds IS 2030 Target Date Fund	–1.50	0.75
Standard & Poor’s Target Date Through 2030 Index	–4.38	–2.26
Lipper Mixed-Asset Target 2030 Funds Index	–0.86	1.09
American Funds IS 2025 Target Date Fund	–0.29	1.68
Standard & Poor’s Target Date Through 2025 Index	–3.08	–1.21
Lipper Mixed-Asset Target 2025 Funds Index	0.29	1.95
American Funds IS 2020 Target Date Fund	–0.43	1.25
Standard & Poor’s Target Date Through 2020 Index	–1.90	–0.24
Lipper Mixed-Asset Target 2020 Funds Index	–0.72	0.70
American Funds IS 2015 Target Date Fund	–0.58	1.10
Standard & Poor’s Target Date Through 2015 Index	–0.61	0.79
Lipper Mixed-Asset Target 2015 Funds Index	–0.65	0.66
American Funds IS 2010 Target Date Fund	–0.40	1.14
Standard & Poor’s Target Date Through 2010 Index	0.00	1.26
Lipper Mixed-Asset Target 2010 Funds Index	2.06	3.41
Standard & Poor’s 500 Composite Index	–3.08	–0.36
MSCI All Country World Index (ACWI) ex USA	–11.00	–7.58
Bloomberg Barclays U.S. Aggregate Index	6.14	6.29

*	Since December 6, 2019, for all funds.

The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. Source: S&P Dow Jones Indices LLC.

Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. Source: Refinitiv Lipper.

Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.

MSCI All Country World Index (ACWI) ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI.

Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

2	American Funds Insurance Series – Target Date Series

Investment approach for

American Funds Insurance Series – Target Date Series

The glide path illustrates the investment approach of the funds by showing how investments in the various fund categories will change over time. Each fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement. The allocations shown reflect the target allocations as of December 6, 2019.

The Target Date Solutions Committee continually monitors the funds in the series. Investment professionals continue to manage each fund for approximately 30 years after it reaches its target date. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. The investment adviser may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Insurance Series – Target Date Series	3

American Funds IS 2035 Target Date Fund

Investment portfolio June 30, 2020	unaudited

Growth funds 32.50%	Shares	Value (000)
New Perspective Fund, Class R-6	57	$3
AMCAP Fund, Class R-6	68	2
EuroPacific Growth Fund, Class R-6	29	2
SMALLCAP World Fund, Inc., Class R-6	37	2
The Growth Fund of America, Class R-6	42	2
New World Fund, Inc., Class R-6	16	1
The New Economy Fund, Class R-6	22	1

Total growth funds (cost: $13,000)		13

Growth-and-income funds 35.00%
Fundamental Investors, Class R-6	42	3
The Investment Company of America, Class R-6	74	3
Washington Mutual Investors Fund, Class R-6	73	3
American Mutual Fund, Class R-6	60	2
Capital World Growth and Income Fund, Class R-6	41	2
International Growth and Income Fund, Class R-6	39	1

Total growth-and-income funds (cost: $16,000)		14

Equity-income and Balanced funds 20.00%
American Balanced Fund, Class R-6	85	2
American Funds Global Balanced Fund, Class R-6	71	2
Capital Income Builder, Class R-6	27	2
The Income Fund of America, Class R-6	75	2

Total equity-income and balanced funds (cost: $8,000)		8

Fixed income funds 12.50%
U.S. Government Securities Fund, Class R-6	206	3
American Funds Inflation Linked Bond Fund, Class R-6	79	1
American Funds Mortgage Fund, Class R-6	18	1
Capital World Bond Fund, Class R-6	10	—	[1]
Intermediate Bond Fund of America, Class R-6	11	—	[1]

Total fixed income funds (cost: $4,000)		5
Total investment securities 100.00% (cost: $41,000)		40
Other assets less liabilities 0.00%		—

Net assets 100.00%		$40

[1]	Amount less than one thousand.

See notes to financial statements.

4	American Funds Insurance Series – Target Date Series

American Funds IS 2030 Target Date Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 20.00%	Shares	Value (000)
AMCAP Fund, Class R-6	47	$2
New Perspective Fund, Class R-6	42	2
The Growth Fund of America, Class R-6	29	2
EuroPacific Growth Fund, Class R-6	22	1
SMALLCAP World Fund, Inc., Class R-6	17	1
New World Fund, Inc., Class R-6	5	—	[1]

Total growth funds (cost: $7,000)		8

Growth-and-income funds 35.00%
American Mutual Fund, Class R-6	60	3
The Investment Company of America, Class R-6	74	3
Washington Mutual Investors Fund, Class R-6	71	3
Capital World Growth and Income Fund, Class R-6	41	2
Fundamental Investors, Class R-6	41	2
International Growth and Income Fund, Class R-6	38	1

Total growth-and-income funds (cost: $15,000)		14

Equity-income and Balanced funds 20.00%
American Balanced Fund, Class R-6	86	2
American Funds Global Balanced Fund, Class R-6	72	2
Capital Income Builder, Class R-6	28	2
The Income Fund of America, Class R-6	76	2

Total equity-income and balanced funds (cost: $9,000)		8

Fixed income funds 25.00%
U.S. Government Securities Fund, Class R-6	181	3
American Funds Mortgage Fund, Class R-6	185	2
Capital World Bond Fund, Class R-6	96	2
Intermediate Bond Fund of America, Class R-6	125	2
American Funds Inflation Linked Bond Fund, Class R-6	148	1
The Bond Fund of America, Class R-6	14	—	[1]

Total fixed income funds (cost: $10,000)		10
Total investment securities 100.00% (cost: $41,000)		40
Other assets less liabilities 0.00%		—

Net assets 100.00%		$40

[1]	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	5

American Funds IS 2025 Target Date Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 14.21%	Shares	Value (000)
New Perspective Fund, Class R-6	358	$17
AMCAP Fund, Class R-6	402	14
EuroPacific Growth Fund, Class R-6	187	10
The Growth Fund of America, Class R-6	186	10

Total growth funds (cost: $49,000)		51

Growth-and-income funds 29.53%
American Mutual Fund, Class R-6	536	21
The Investment Company of America, Class R-6	562	21
Washington Mutual Investors Fund, Class R-6	478	21
Capital World Growth and Income Fund, Class R-6	363	18
Fundamental Investors, Class R-6	307	18
International Growth and Income Fund, Class R-6	225	7

Total growth-and-income funds (cost: $105,000)		106

Equity-income and Balanced funds 20.33%
American Balanced Fund, Class R-6	747	21
American Funds Global Balanced Fund, Class R-6	616	20
Capital Income Builder, Class R-6	281	16
The Income Fund of America, Class R-6	762	16

Total equity-income and balanced funds (cost: $73,000)		73

Fixed income funds 35.93%
Intermediate Bond Fund of America, Class R-6	2,273	32
U.S. Government Securities Fund, Class R-6	1,415	21
American Funds Inflation Linked Bond Fund, Class R-6	1,713	19
The Bond Fund of America, Class R-6	1,357	19
American Funds Mortgage Fund, Class R-6	1,729	18
Capital World Bond Fund, Class R-6	874	18
American High-Income Trust, Class R-6	193	2

Total fixed income funds (cost: $127,000)		129
Total investment securities 100.00% (cost: $354,000)		359
Other assets less liabilities 0.00%		—

Net assets 100.00%		$359

See notes to financial statements.

6	American Funds Insurance Series – Target Date Series

American Funds IS 2020 Target Date Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 4.30%	Shares	Value (000)
AMCAP Fund, Class R-6	185	$6
New Perspective Fund, Class R-6	132	6
The Growth Fund of America, Class R-6	58	3

Total growth funds (cost: $15,000)		15

Growth-and-income funds 25.21%
American Mutual Fund, Class R-6	526	21
The Investment Company of America, Class R-6	463	18
Washington Mutual Investors Fund, Class R-6	398	17
Capital World Growth and Income Fund, Class R-6	287	14
Fundamental Investors, Class R-6	244	14
International Growth and Income Fund, Class R-6	113	4

Total growth-and-income funds (cost: $86,000)		88

Equity-income and Balanced funds 25.50%
Capital Income Builder, Class R-6	563	32
The Income Fund of America, Class R-6	1,533	32
American Balanced Fund, Class R-6	490	14
American Funds Global Balanced Fund, Class R-6	315	11

Total equity-income and balanced funds (cost: $89,000)		89

Fixed income funds 44.99%
Intermediate Bond Fund of America, Class R-6	2,226	31
The Bond Fund of America, Class R-6	2,000	28
American Funds Inflation Linked Bond Fund, Class R-6	2,255	24
American Funds Mortgage Fund, Class R-6	1,992	21
Capital World Bond Fund, Class R-6	854	18
U.S. Government Securities Fund, Class R-6	1,179	18
American High-Income Trust, Class R-6	1,866	17

Total fixed income funds (cost: $155,000)		157
Total investment securities 100.00% (cost: $345,000)		349
Other assets less liabilities 0.00%		—

Net assets 100.00%		$349

See notes to financial statements.

American Funds Insurance Series – Target Date Series	7

American Funds IS 2015 Target Date Fund
Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 24.47%	Shares	Value (000)
American Mutual Fund, Class R-6	5,928	$236
The Investment Company of America, Class R-6	5,166	195
Washington Mutual Investors Fund, Class R-6	4,476	195
Capital World Growth and Income Fund, Class R-6	3,263	159
Fundamental Investors, Class R-6	2,707	155
International Growth and Income Fund, Class R-6	1,159	36

Total growth-and-income funds (cost: $933,000)		976

Equity-income and Balanced funds 29.91%
Capital Income Builder, Class R-6	8,311	477
The Income Fund of America, Class R-6	22,714	477
American Balanced Fund, Class R-6	4,304	120
American Funds Global Balanced Fund, Class R-6	3,595	119

Total equity-income and balanced funds (cost: $1,166,000)		1,193

Fixed income funds 45.67%
Intermediate Bond Fund of America, Class R-6	26,941	380
The Bond Fund of America, Class R-6	22,961	321
American Funds Inflation Linked Bond Fund, Class R-6	25,875	281
American Funds Mortgage Fund, Class R-6	22,797	241
Capital World Bond Fund, Class R-6	9,746	200
American High-Income Trust, Class R-6	21,409	198
U.S. Government Securities Fund, Class R-6	12,139	181
Short-Term Bond Fund of America, Class R-6	1,972	20

Total fixed income funds (cost: $1,800,000)		1,822
Total investment securities 100.05% (cost: $3,899,000)		3,991
Other assets less liabilities (0.05)%		(2)

Net assets 100.00%		$3,989

See notes to financial statements.

8	American Funds Insurance Series – Target Date Series

American Funds IS 2010 Target Date Fund
Investment portfolio June 30, 2020	unaudited

Growth-and-income funds 19.54%	Shares	Value (000)
American Mutual Fund, Class R-6	83,535	$3,321
The Investment Company of America, Class R-6	70,263	2,647
Washington Mutual Investors Fund, Class R-6	60,692	2,643
Capital World Growth and Income Fund, Class R-6	53,934	2,628
Fundamental Investors, Class R-6	34,314	1,967

Total growth-and-income funds (cost: $12,594,000)		13,206

Equity-income and Balanced funds 30.63%
Capital Income Builder, Class R-6	145,638	8,364
The Income Fund of America, Class R-6	398,078	8,364
American Balanced Fund, Class R-6	72,664	2,022
American Funds Global Balanced Fund, Class R-6	58,797	1,950

Total equity-income and balanced funds (cost: $20,253,000)		20,700

Fixed income funds 49.89%
Intermediate Bond Fund of America, Class R-6	690,914	9,762
The Bond Fund of America, Class R-6	393,328	5,503
American Funds Inflation Linked Bond Fund, Class R-6	419,194	4,548
American Funds Mortgage Fund, Class R-6	386,609	4,086
Short-Term Bond Fund of America, Class R-6	371,114	3,778
American High-Income Trust, Class R-6	327,225	3,027
Capital World Bond Fund, Class R-6	146,959	3,013

Total fixed income funds (cost: $33,140,000)		33,717
Total investment securities 100.06% (cost: $65,987,000)		67,623
Other assets less liabilities (0.06)%		(40)

Net assets 100.00%		$67,583

See notes to financial statements.

American Funds Insurance Series – Target Date Series	9

Financial statements

Statements of assets and liabilities at June 30, 2020	(dollars and shares in thousands, except per-share amounts)

		IS 2035 Fund		IS 2030 Fund		IS 2025 Fund		IS 2020 Fund		IS 2015 Fund		IS 2010 Fund
	Assets:
	Investment securities from unaffiliated issuers, at value	$40		$40		$359		$349		$3,991		$67,623
	Cash	—		—		—	*	—	*	—	*	—
	Receivables for:
	Sales of investments	—		—		—	*	—	*	—	*	—
	Sales of fund’s shares	—		—		—		—		—		378
	Dividends	—	*	—	*	—	*	—	*	2		39
	Total assets	40		40		359		349		3,993		68,040
	Liabilities:
	Payables for:
	Purchases of investments	—	*	—	*	—	*	—	*	2		417
	Repurchases of fund’s shares	—		—		—	*	—	*	1		—
	Insurance administrative fees	—		—		—	*	—	*	1		26
	Services provided by related parties	—	*	—	*	—	*	—	*	—	*	14
	Total liabilities	—	*	—	*	—	*	—	*	4		457
	Net assets at June 30, 2020	$40		$40		$359		$349		$3,989		$67,583
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$41		$41		$353		$344		$3,877		$65,594
	Total (accumulated loss) distributable earnings	(1)		(1)		6		5		112		1,989
	Net assets at June 30, 2020	$40		$40		$359		$349		$3,989		$67,583
	Investment securities from unaffiliated issuers, at cost	$41		$41		$354		$345		$3,899		$65,987
	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$10		$10		$10		$10		$10		$10
	Shares outstanding	1		1		1		1		1		1
	Net asset value per share	$9.70		$9.79		$10.08		$10.04		$10.04		$10.06
Class 1A:	Net assets	$10		$10		$10		$10		$10		$10
	Shares outstanding	1		1		1		1		1		1
	Net asset value per share	$9.70		$9.79		$10.08		$10.05		$10.04		$10.06
Class 2:	Net assets	$10		$10		$10		$10		$10		$10
	Shares outstanding	1		1		1		1		1		1
	Net asset value per share	$9.70		$9.79		$10.08		$10.04		$10.04		$10.06
Class 4:	Net assets	$10		$10		$329		$319		$3,959		$67,553
	Shares outstanding	1		1		33		32		395		6,731
	Net asset value per share	$9.70		$9.79		$10.07		$10.03		$10.03		$10.04

*	Amount less than one thousand.

See notes to financial statements.

10	American Funds Insurance Series – Target Date Series

Statements of operations for the six months ended June 30, 2020	unaudited (dollars in thousands)

	IS 2035 Fund		IS 2030 Fund		IS 2025 Fund		IS 2020 Fund		IS 2015 Fund		IS 2010 Fund
Investment income:
Income:
Dividends from unaffiliated issuers	$—	*	$—	*	$1		$2		$20		$395
Fees and expenses†:
Distribution services	—		—		—	*	—	*	1		30
Insurance administrative services	—		—		—	*	—	*	1		30
Transfer agent services	—		—		—		—		—	*	—	*
Reports to shareholders	2		2		2		2		2		5
Registration statement and prospectus	1		1		1		1		1		1
Trustees’ compensation	—		—		—		—		—		—
Auditing and legal	3		3		3		3		3		3
Custodian	2		2		2		2		3		3
Total fees and expenses before reimbursements	8		8		8		8		11		72
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	8		8		8		8		8		4
Total fees and expenses after reimbursements	—	*	—	*	—	*	—	*	3		68
Net investment income	—	*	—	*	1		2		17		327

Net realized (loss) gain and unrealized (depreciation) appreciation:
Net realized loss on investments in unaffiliated issuers	—	*	—	*	(1)		(1)		—	*	(15)
Capital gain distributions received from unaffiliated issuers	—	*	—	*	1		—	*	3		41
	—	*	—	*	—	*	(1)		3		26
Net unrealized (depreciation) appreciation on investments in unaffiliated issuers	(1)		(1)		5		4		92		1,636
Net realized (loss) gain and unrealized (depreciation) appreciation	(1)		(1)		5		3		95		1,662

Net (decrease) increase in net assets resulting from operations	$(1)		$(1)		$6		$5		$112		$1,989

*	Amount less than one thousand.
†	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	11

Statements of changes in net assets	(dollars in thousands)

	IS 2035 Fund			IS 2030 Fund			IS 2025 Fund
	Six months ended June 30, 2020[1]	Period ended December 31, 2019[2]		Six months ended June 30, 2020[1]	Period ended December 31, 2019[2]		Six months ended June 30, 2020[1]	Period ended December 31, 2019[2]
Operations:
Net investment income	$— [3]	$—	[3]	$— [3]	$—	[3]	$1	$—	[3]
Net realized gain (loss)	— [3]	1		— [3]	1		— [3]	1
Net unrealized (depreciation) appreciation	(1)	—	[3]	(1)	—	[3]	5	—	[3]
Net (decrease) increase in net assets resulting from operations	(1)	1		(1)	1		6	1

Distributions paid to shareholders	(1)	—	[3]	(1)	—	[3]	(1)	—	[3]

Net capital share transactions	1	40		1	40		313	40

Total (decrease) increase in net assets	(1)	41		(1)	41		318	41

Net assets:
Beginning of period	41	—		41	—		41	—
End of period	$40	$41		$40	$41		$359	$41

	IS 2020 Fund			IS 2015 Fund			IS 2010 Fund
	Six months ended June 30, 2020[1]	Period ended December 31, 2019[2]		Six months ended June 30, 2020[1]	Period ended December 31, 2019[2]		Six months ended June 30, 2020[1]	Period ended December 31, 2019[2]
Operations:
Net investment income	$2	$—	[3]	$17	$—	[3]	$327	$—	[3]
Net realized gain (loss)	(1)	1		3	1		26	1
Net unrealized (depreciation) appreciation	4	—	[3]	92	—	[3]	1,636	—	[3]
Net (decrease) increase in net assets resulting from operations	5	1		112	1		1,989	1

Distributions paid to shareholders	(1)	—	[3]	(1)	—	[3]	(1)	—	[3]

Net capital share transactions	304	40		3,837	40		65,554	40

Total (decrease) increase in net assets	308	41		3,948	41		67,542	41

Net assets:
Beginning of period	41	—		41	—		41	—
End of period	$349	$41		$3,989	$41		$67,583	$41

[1]	Unaudited.
[2]	For the period December 6, 2019, commencement of operations, to December 31, 2019.
[3]	Amount less than one thousand.

See notes to financial statements.

12	American Funds Insurance Series – Target Date Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (the “funds”), including six funds in the American Funds Insurance Series — Target Date Series covered in this report. The other 28 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and five funds in the series are covered in the American Funds Insurance Series — Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series – Target Date Series	13

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2020, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, a fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because a fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions

14	American Funds Insurance Series – Target Date Series

affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of each fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be

American Funds Insurance Series – Target Date Series	15

more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the

16	American Funds Insurance Series – Target Date Series

underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	IS 2035	IS 2030		IS 2025		IS 2020	IS 2015	IS 2010
	Fund	Fund		Fund		Fund	Fund	Fund
Undistributed long-term capital gain	$1	$1		$1		$1	$1	$1
Gross unrealized appreciation on investments	1	1		5		5	92	1,636
Gross unrealized depreciation on investments	(2)	(1)		—	*	(1)	—	—
Net unrealized (depreciation) appreciation on investments	(1)	—	*	5		4	92	1,636
Cost of investments	41	40		354		345	3,899	65,987

See end of tables for footnotes.

American Funds Insurance Series – Target Date Series	17

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

IS 2035 Fund

For the period December 6, 2019† to
	Six months ended June 30, 2020						December 31, 2019
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$—	*	$1		$1		$—	*	$—	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	—	*
Class 2	—	*	—	*	—	*	—	*	—	—	*
Class 4	—	*	—	*	—	*	—	*	—	—	*
Total	$—	*	$1		$1		$—	*	$—	$—	*

IS 2030 Fund

For the period December 6, 2019† to
	Six months ended June 30, 2020						December 31, 2019
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$—	*	$1		$1		$—	*	$—	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	—	*
Class 2	—	*	—	*	—	*	—	*	—	—	*
Class 4	—	*	—	*	—	*	—	*	—	—	*
Total	$—	*	$1		$1		$—	*	$—	$—	*

IS 2025 Fund

For the period December 6, 2019† to
	Six months ended June 30, 2020						December 31, 2019
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	—	*
Class 2	—	*	—	*	—	*	—	*	—	—	*
Class 4	—	*	1		1		—	*	—	—	*
Total	$—	*	$1		$1		$—	*	$—	$—	*

IS 2020 Fund

For the period December 6, 2019† to
	Six months ended June 30, 2020						December 31, 2019
					Total					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	—	*
Class 2	—	*	—	*	—	*	—	*	—	—	*
Class 4	—	*	1		1		—	*	—	—	*
Total	$—	*	$1		$1		$—	*	$—	$—	*

18	American Funds Insurance Series – Target Date Series

IS 2015 Fund

For the period December 6, 2019† to
	Six months ended June 30, 2020					December 31, 2019
				Total					Total
	Ordinary	Long-term		distributions		Ordinary		Long-term	distributions
Share class	income	capital gains		paid		income		capital gains	paid
Class 1	$—	$—	*	$—	*	$—	*	$—	$—	*
Class 1A	—	—	*	—	*	—	*	—	—	*
Class 2	—	—	*	—	*	—	*	—	—	*
Class 4	—	1		1		—	*	—	—	*
Total	$—	$1		$1		$—	*	$—	$—	*

IS 2010 Fund

For the period December 6, 2019† to
	Six months ended June 30, 2020					December 31, 2019
				Total					Total
	Ordinary	Long-term		distributions		Ordinary		Long-term	distributions
Share class	income	capital gains		paid		income		capital gains	paid
Class 1	$—	$—	*	$—	*	$—	*	$—	$—	*
Class 1A	—	—	*	—	*	—	*	—	—	*
Class 2	—	—	*	—	*	—	*	—	—	*
Class 4	—	1		1		—	*	—	—	*
Total	$—	$1		$1		$—	*	$—	$—	*

*	Amount less than one thousand.
†	Commencement of operations.

6. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments are based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25

Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series – Target Date Series	19

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Currently CRMC receives an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

IS 2035 Fund

Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	—		—
Total class-specific expenses	$—		$—

IS 2030 Fund
Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	—		—
Total class-specific expenses	$—		$—

IS 2025 Fund
Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	—	*	—	*
Total class-specific expenses	$—	*	$—	*

IS 2020 Fund
Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	—	*	—	*
Total class-specific expenses	$—	*	$—	*

IS 2015 Fund
Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	1		1
Total class-specific expenses	$1		$1

IS 2010 Fund
Share class	Distribution services		Insurance administrative services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	30		30
Total class-specific expenses	$30		$30

*	Amount less than one thousand.

20	American Funds Insurance Series – Target Date Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

IS 2035 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2020

Class 1	$—	—	$1		—	[2]	$—	—	$1		—	[2]
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase	$—	—	$1		—	[2]	$—	—	$1		—	[2]

For the period December 6, 2019[3] to December 31, 2019

Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	10	1	—	[2]	—	[2]	—	—	10		1
Total net increase	$40	4	$—	[2]	—	[2]	$—	—	$40		4

IS 2030 Fund
	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2020

Class 1	$—	—	$1		—	[2]	$—	—	$1		—	[2]
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Total net increase	$—	—	$1		—	[2]	$—	—	$1		—	[2]

For the period December 6, 2019[3] to December 31, 2019

Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	10	1	—	[2]	—	[2]	—	—	10		1
Total net increase	$40	4	$—	[2]	—	[2]	$—	—	$40		4

See end of tables for footnotes.

American Funds Insurance Series – Target Date Series	21

IS 2025 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2020

Class 1	$—	—	$—	[2]	—	[2]	$—	—	$—	[2]	—	[2]
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	312	32	1		—	[2]	— [2]	— [2]	313		32
Total net increase	$312	32	$1		—	[2]	$— [2]	— [2]	$313		32

For the period December 6, 2019[3] to December 31, 2019

Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	10	1	—	[2]	—	[2]	—	—	10		1
Total net increase	$40	4	$—	[2]	—	[2]	$—	—	$40		4

IS 2020 Fund
	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2020

Class 1	$—	—	$—	[2]	—	[2]	$—	—	$—	[2]	—	[2]
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	329	34	1		—	[2]	(26)	(3)	304		31
Total net increase (decrease)	$329	34	$1		—	[2]	$(26)	(3)	$304		31

For the period December 6, 2019[3] to December 31, 2019

Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	10	1	—	[2]	—	[2]	—	—	10		1
Total net increase	$40	4	$—	[2]	—	[2]	$—	—	$40		4

IS 2015 Fund
	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2020

Class 1	$—	—	$—	[2]	—	[2]	$—	—	$—	[2]	—	[2]
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	3,844	395	1		—	[2]	(8)	(1)	3,837		394
Total net increase (decrease)	$3,844	395	$1		—	[2]	$(8)	(1)	$3,837		394

For the period December 6, 2019[3] to December 31, 2019

Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	10	1	—	[2]	—	[2]	—	—	10		1
Total net increase	$40	4	$—	[2]	—	[2]	$—	—	$40		4

22	American Funds Insurance Series – Target Date Series

IS 2010 Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2020

Class 1	$—	—	$—	[2]	—	[2]	$—	—	$—	[2]	—	[2]
Class 1A	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 2	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 4	66,089	6,784	1		—	[2]	(536)	(54)	65,554		6,730
Total net increase (decrease)	$66,089	6,784	$1		—	[2]	$(536)	(54)	$65,554		6,730

For the period December 6, 2019[3] to December 31, 2019

Class 1	$10	1	$—	[2]	—	[2]	$—	—	$10		1
Class 1A	10	1	—	[2]	—	[2]	—	—	10		1
Class 2	10	1	—	[2]	—	[2]	—	—	10		1
Class 4	10	1	—	[2]	—	[2]	—	—	10		1
Total net increase	$40	4	$—	[2]	—	[2]	$—	—	$40		4

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Commencement of operations.

8. Investment transactions

Each fund made purchases and sales of investment securities during the six months ended June 30, 2020, as follows (dollars in thousands):

	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
Purchases of investment securities*	$8	$8	$321	$339	$3,870	$66,122
Sales of investment securities*	9	9	9	34	12	161

*	Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series – Target Date Series	23

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions									Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[3]		expenses to average net assets after reimburse- ments[2,3]		Net effective expense ratio[2,4]		Ratio of net income to average net assets[2]

IS 2035 Fund

Class 1:
6/30/2020[5,6]	$10.19	$.06	$(.29)	$(.23)	$—	[7]	$(.26)	$(.26)	$9.70	(2.18)%[8,9]		$—	[10]	42.77%[9,11]		.07%[9,11]		.43%[9,11]		1.31%[9,11]
12/31/2019[5,12]	10.00	.08	.19	.27	(.08)		—	(.08)	10.19	2.70	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.37	[9,11]	.75	[8,9]
Class 1A:
6/30/2020[5,6]	10.19	.06	(.29)	(.23)	—	[7]	(.26)	(.26)	9.70	(2.18)[8,9]		—	[10]	42.77	[9,11]	.07	[9,11]	.43	[9,11]	1.30	[9,11]
12/31/2019[5,12]	10.00	.08	.19	.27	(.08)		—	(.08)	10.19	2.70	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.37	[9,11]	.75	[8,9]
Class 2:
6/30/2020[5,6]	10.19	.06	(.29)	(.23)	—	[7]	(.26)	(.26)	9.70	(2.18)[8,9]		—	[10]	42.77	[9,11]	.07	[9,11]	.43	[9,11]	1.30	[9,11]
12/31/2019[5,12]	10.00	.08	.19	.27	(.08)		—	(.08)	10.19	2.70	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.37	[9,11]	.75	[8,9]
Class 4:
6/30/2020[5,6]	10.19	.06	(.29)	(.23)	—	[7]	(.26)	(.26)	9.70	(2.18)[8,9]		—	[10]	42.77	[9,11]	.07	[9,11]	.43	[9,11]	1.30	[9,11]
12/31/2019[5,12]	10.00	.08	.19	.27	(.08)		—	(.08)	10.19	2.70	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.37	[9,11]	.75	[8,9]

IS 2030 Fund

Class 1:
6/30/2020[5,6]	$10.15	$.07	$(.22)	$(.15)	$—	[7]	$(.21)	$(.21)	$9.79	(1.50)%[8,9]		$—	[10]	42.32%[9,11]		.07%[9,11]		.41%[9,11]		1.56%[9,11]
12/31/2019[5,12]	10.00	.07	.16	.23	(.08)		—	(.08)	10.15	2.28	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.35	[9,11]	.69	[8,9]
Class 1A:
6/30/2020[5,6]	10.15	.07	(.22)	(.15)	—	[7]	(.21)	(.21)	9.79	(1.50)[8,9]		—	[10]	42.32	[9,11]	.07	[9,11]	.41	[9,11]	1.56	[9,11]
12/31/2019[5,12]	10.00	.07	.16	.23	(.08)		—	(.08)	10.15	2.28	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.35	[9,11]	.69	[8,9]
Class 2:
6/30/2020[5,6]	10.15	.08	(.23)	(.15)	—	[7]	(.21)	(.21)	9.79	(1.50)[8,9]		—	[10]	42.32	[9,11]	.07	[9,11]	.41	[9,11]	1.57	[9,11]
12/31/2019[5,12]	10.00	.07	.16	.23	(.08)		—	(.08)	10.15	2.28	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.35	[9,11]	.69	[8,9]
Class 4:
6/30/2020[5,6]	10.15	.08	(.23)	(.15)	—	[7]	(.21)	(.21)	9.79	(1.50)[8,9]		—	[10]	42.32	[9,11]	.07	[9,11]	.41	[9,11]	1.56	[9,11]
12/31/2019[5,12]	10.00	.07	.16	.23	(.08)		—	(.08)	10.15	2.28	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.35	[9,11]	.69	[8,9]

IS 2025 Fund

Class 1:
6/30/2020[5,6]	$10.12	$.08	$(.10)	$(.02)	$—	[7]	$(.02)	$(.02)	$10.08	(.20)%[8,9]		$—	[10]	36.54%[9,11]		.06%[9,11]		.37%[9,11]		1.70%[9,11]
12/31/2019[5,12]	10.00	.07	.13	.20	(.08)		—	(.08)	10.12	1.98	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.33	[9,11]	.66	[8,9]
Class 1A:
6/30/2020[5,6]	10.12	.08	(.10)	(.02)	—	[7]	(.02)	(.02)	10.08	(.20)[8,9]		—	[10]	36.54	[9,11]	.06	[9,11]	.37	[9,11]	1.70	[9,11]
12/31/2019[5,12]	10.00	.07	.13	.20	(.08)		—	(.08)	10.12	1.98	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.33	[9,11]	.66	[8,9]
Class 2:
6/30/2020[5,6]	10.12	.08	(.10)	(.02)	—	[7]	(.02)	(.02)	10.08	(.20)[8,9]		—	[10]	36.54	[9,11]	.06	[9,11]	.37	[9,11]	1.70	[9,11]
12/31/2019[5,12]	10.00	.07	.13	.20	(.08)		—	(.08)	10.12	1.98	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.33	[9,11]	.66	[8,9]
Class 4:
6/30/2020[5,6]	10.12	.14	(.17)	(.03)	—	[7]	(.02)	(.02)	10.07	(.29)[8]		—	[10]	8.44	[11]	.49	[11]	.80	[11]	2.78	[11]
12/31/2019[5,12]	10.00	.07	.13	.20	(.08)		—	(.08)	10.12	1.98	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.33	[9,11]	.66	[8,9]

24	American Funds Insurance Series – Target Date Series

		(Loss) income from investment operations[1]			Dividends and distributions									Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)		Total dividends and distribu- tions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments[3]		expenses to average net assets after reimburse- ments[2,3]		Net effective expense ratio[2,4]		Ratio of net income to average net assets[2]

IS 2020 Fund

Class 1:
6/30/2020[5,6]	$10.09	$.11	$(.14)	$(.03)	$— [7]	$(.02)		$(.02)	$10.04	(.23)%[8,9]		$—	[10]	24.58%[9,11]		.06%[9,11]		.36%[9,11]		2.28%[9,11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.68	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.31	[9,11]	.65	[8,9]
Class 1A:
6/30/2020[5,6]	10.09	.11	(.13)	(.02)	— [7]	(.02)		(.02)	10.05	(.23)[8,9]		—	[10]	24.58	[9,11]	.06	[9,11]	.36	[9,11]	2.28	[9,11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.68	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.31	[9,11]	.65	[8,9]
Class 2:
6/30/2020[5,6]	10.09	.11	(.14)	(.03)	— [7]	(.02)		(.02)	10.04	(.23)[8,9]		—	[10]	24.58	[9,11]	.06	[9,11]	.36	[9,11]	2.28	[9,11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.68	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.31	[9,11]	.65	[8,9]
Class 4:
6/30/2020[5,6]	10.09	.16	(.20)	(.04)	— [7]	(.02)		(.02)	10.03	(.43)[8]		—	[10]	12.08	[11]	.50	[11]	.80	[11]	3.19	[11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.68	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.31	[9,11]	.65	[8,9]

IS 2015 Fund

Class 1:
6/30/2020[5,6]	$10.09	$.12	$(.17)	$(.05)	$—	$—	[7]	$— [7]	$10.04	(.48)%[8,9]		$—	[10]	15.49%[9,11]		.07%[9,11]		.36%[9,11]		2.43%[9,11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.69	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.65	[8,9]
Class 1A:
6/30/2020[5,6]	10.09	.12	(.17)	(.05)	—	—	[7]	— [7]	10.04	(.48)[8,9]		—	[10]	15.49	[9,11]	.07	[9,11]	.36	[9,11]	2.43	[9,11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.69	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.65	[8,9]
Class 2:
6/30/2020[5,6]	10.09	.12	(.17)	(.05)	—	—	[7]	— [7]	10.04	(.48)[8,9]		—	[10]	15.49	[9,11]	.07	[9,11]	.36	[9,11]	2.43	[9,11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.69	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.65	[8,9]
Class 4:
6/30/2020[5,6]	10.09	.15	(.21)	(.06)	—	—	[7]	— [7]	10.03	(.58)[8]		4		1.54	[11]	.56	[11]	.85	[11]	2.98	[11]
12/31/2019[5,12]	10.00	.07	.10	.17	(.08)	—		(.08)	10.09	1.69	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.65	[8,9]

IS 2010 Fund

Class 1:
6/30/2020[5,6]	$10.08	$.12	$(.14)	$(.02)	$—	$—	[7]	$— [7]	$10.06	(.20)%[8,9]		$—	[10]	.16%[9,11]		.11%[9,11]		.40%[9,11]		2.43%[9,11]
12/31/2019[5,12]	10.00	.06	.09	.15	(.07)	—		(.07)	10.08	1.54	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.62	[8,9]
Class 1A:
6/30/2020[5,6]	10.08	.12	(.14)	(.02)	—	—	[7]	— [7]	10.06	(.20)[8,9]		—	[10]	.16	[9,11]	.11	[9,11]	.40	[9,11]	2.44	[9,11]
12/31/2019[5,12]	10.00	.06	.09	.15	(.07)	—		(.07)	10.08	1.54	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.62	[8,9]
Class 2:
6/30/2020[5,6]	10.08	.12	(.14)	(.02)	—	—	[7]	— [7]	10.06	(.20)[8,9]		—	[10]	.16	[9,11]	.11	[9,11]	.40	[9,11]	2.43	[9,11]
12/31/2019[5,12]	10.00	.06	.09	.15	(.07)	—		(.07)	10.08	1.54	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.62	[8,9]
Class 4:
6/30/2020[5,6]	10.08	.13	(.17)	(.04)	—	—	[7]	— [7]	10.04	(.40)[8]		68		.59	[11]	.56	[11]	.85	[11]	2.68	[11]
12/31/2019[5,12]	10.00	.06	.09	.15	(.07)	—		(.07)	10.08	1.54	[8,9]	—	[10]	—	[8,9]	—	[8,9]	.30	[9,11]	.62	[8,9]

Portfolio turnover rate for all share classes	Six months ended June 30, 2020[5,6,8]	For the period ended December 31, 2019[5,8,12]
IS 2035 Fund	22%	—%[13]
IS 2030 Fund	22	—	[13]
IS 2025 Fund	7	—	[13]
IS 2020 Fund	28	—	[13]
IS 2015 Fund	1	—	[13]
IS 2010 Fund	1	—	[13]

See end of tables for footnotes.

American Funds Insurance Series – Target Date Series	25

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[3]	This column does not include expenses of the underlying funds in which each fund invests. No expenses were accrued on any of the funds during the period December 6, 2019, commencement of operations, through December 31, 2019.
[4]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Annualized.
[12]	For the period December 6, 2019, commencement of operations, through December 31, 2019.
[13]	There is no turnover.

26	American Funds Insurance Series – Target Date Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series – Target Date Series	27

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
IS 2035 Fund
Class 1 – actual return	$1,000.00	$978.23	$.34	.07%	$2.11	.43%
Class 1 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.16	.43
Class 1A – actual return	1,000.00	978.23	.34	.07	2.11	.43
Class 1A – assumed 5% return	1,000.00	1,024.52	.35	.07	2.16	.43
Class 2 – actual return	1,000.00	978.23	.34	.07	2.11	.43
Class 2 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.16	.43
Class 4 – actual return	1,000.00	978.23	.34	.07	2.11	.43
Class 4 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.16	.43
IS 2030 Fund
Class 1 – actual return	$1,000.00	$985.04	$.35	.07%	$2.02	.41%
Class 1 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.06	.41
Class 1A – actual return	1,000.00	985.04	.35	.07	2.02	.41
Class 1A – assumed 5% return	1,000.00	1,024.52	.35	.07	2.06	.41
Class 2 – actual return	1,000.00	985.04	.35	.07	2.02	.41
Class 2 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.06	.41
Class 4 – actual return	1,000.00	985.04	.35	.07	2.02	.41
Class 4 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.06	.41
IS 2025 Fund
Class 1 – actual return	$1,000.00	$998.04	$.30	.06%	$1.84	.37%
Class 1 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.86	.37
Class 1A – actual return	1,000.00	998.04	.30	.06	1.84	.37
Class 1A – assumed 5% return	1,000.00	1,024.57	.30	.06	1.86	.37
Class 2 – actual return	1,000.00	998.04	.30	.06	1.84	.37
Class 2 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.86	.37
Class 4 – actual return	1,000.00	997.06	2.43	.49	3.97	.80
Class 4 – assumed 5% return	1,000.00	1,022.43	2.46	.49	4.02	.80
IS 2020 Fund
Class 1 – actual return	$1,000.00	$997.72	$.30	.06%	$1.79	.36%
Class 1 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36
Class 1A – actual return	1,000.00	997.72	.30	.06	1.79	.36
Class 1A – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36
Class 2 – actual return	1,000.00	997.72	.30	.06	1.79	.36
Class 2 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.81	.36
Class 4 – actual return	1,000.00	995.74	2.48	.50	3.97	.80
Class 4 – assumed 5% return	1,000.00	1,022.38	2.51	.50	4.02	.80
IS 2015 Fund
Class 1 – actual return	$1,000.00	$995.18	$.35	.07%	$1.79	.36%
Class 1 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.81	.36
Class 1A – actual return	1,000.00	995.18	.35	.07	1.79	.36
Class 1A – assumed 5% return	1,000.00	1,024.52	.35	.07	1.81	.36
Class 2 – actual return	1,000.00	995.18	.35	.07	1.79	.36
Class 2 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.81	.36
Class 4 – actual return	1,000.00	994.19	2.78	.56	4.21	.85
Class 4 – assumed 5% return	1,000.00	1,022.08	2.82	.56	4.27	.85

28	American Funds Insurance Series – Target Date Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
IS 2010 Fund
Class 1 – actual return	$1,000.00	$998.02	$.55	.11%	$1.99	.40%
Class 1 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.01	.40
Class 1A – actual return	1,000.00	998.02	.55	.11	1.99	.40
Class 1A – assumed 5% return	1,000.00	1,024.32	.55	.11	2.01	.40
Class 2 – actual return	1,000.00	998.02	.55	.11	1.99	.40
Class 2 – assumed 5% return	1,000.00	1,024.32	.55	.11	2.01	.40
Class 4 – actual return	1,000.00	996.04	2.78	.56	4.22	.85
Class 4 – assumed 5% return	1,000.00	1,022.08	2.82	.56	4.27	.85

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series – Target Date Series	29

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series – Target Date Series

The series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Target Date Series for an initial term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the funds’ assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services that would be provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to the funds’ shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory, and litigation risks. The board and the committee concluded that the nature, extent and quality of the services to be provided by CRMC would benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the manner in which CRMC proposed to manage the funds in light of their objectives. They also considered the proposed investment policies and restrictions of the funds, and CRMC’s experience in managing similar funds. On the basis of this evaluation, the board and the committee concluded that CRMC’s record indicated that its management of the funds should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee reviewed the proposed advisory fee schedule of each fund and compared it to those of other relevant funds and noted CRMC’s agreement to eliminate the entire advisory fee payable by each fund under the agreement. The board and the committee concluded that the funds’ projected cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, as well as the risks assumed by the adviser, and that the funds’ shareholders would likely receive reasonable value in return for the other amounts paid by the funds.

30	American Funds Insurance Series – Target Date Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates would receive as a result of CRMC’s proposed relationship with the funds and the underlying American Funds in which the funds will invest, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the estimated profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying American Funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the funds’ proposed expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series – Target Date Series	31

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

32	American Funds Insurance Series – Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Insurance Series — Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Insurance Series — Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series — Target Date Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Target Date Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]	Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Insurance Series®

Global Growth Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 95.99% Information technology 30.83%	Shares	Value (000)
ASML Holding NV1	624,842	$229,053
ASML Holding NV (New York registered) (ADR)	488,000	179,599
Microsoft Corp.	1,994,300	405,860
Taiwan Semiconductor Manufacturing Company, Ltd.1	26,543,000	280,879
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	15,896
Visa Inc., Class A	1,103,900	213,240
Paycom Software, Inc.2	357,000	110,574
Temenos AG1,3	608,100	94,283
Adyen NV1,2	56,700	82,606
Broadcom Inc.	241,200	76,125
Adobe Inc.2	135,000	58,767
PagSeguro Digital Ltd., Class A2	1,340,900	47,387
Zendesk, Inc.2	454,000	40,193
Amphenol Corp., Class A	373,500	35,785
Keyence Corp.1	74,300	31,022
EPAM Systems, Inc.2	115,300	29,057
TeamViewer AG1,2	428,000	23,351
Mastercard Inc., Class A	71,500	21,142
Network International Holdings PLC1,2	3,173,000	17,314
Autodesk, Inc.2	72,000	17,222
Advanced Micro Devices, Inc.2	320,000	16,835
Jack Henry & Associates, Inc.	91,300	16,802
Hexagon AB, Class B1,2	265,000	15,446
Worldline SA, non-registered shares1,2	162,000	13,996
Amadeus IT Group SA, Class A, non-registered shares1	212,301	11,047
		2,083,481
Consumer discretionary 20.45%
Amazon.com, Inc.2	158,665	437,728
Alibaba Group Holding Ltd.1,2	6,800,500	183,768
Just Eat Takeaway (GBP denominated)1,2	640,914	67,122
Just Eat Takeaway (EUR denominated)1,2	347,000	36,107
Chipotle Mexican Grill, Inc.2	92,200	97,028
Ocado Group PLC1,2	2,952,000	74,107
LVMH Moët Hennessy-Louis Vuitton SE1	161,200	70,605
Prosus NV1,2	570,000	52,902
Moncler SpA1,2	1,132,370	43,237
NIKE, Inc., Class B	395,200	38,749
Meituan Dianping, Class B1,2	1,243,400	27,620
Valeo SA, non-registered shares1	912,000	23,889
Home Depot, Inc.	92,275	23,116
Peugeot SA1,2	1,268,800	20,596
Wynn Macau, Ltd.1	10,510,400	18,259
Naspers Ltd., Class N1	100,000	18,243
Sony Corp.1	243,000	16,641
MGM China Holdings, Ltd.1	12,708,000	16,519
MercadoLibre, Inc.2	16,400	16,167

American Funds Insurance Series — Global Growth Fund — Page 1 of 207

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Cie. Financière Richemont SA, Class A1	228,182	$14,530
EssilorLuxottica1,2	108,835	13,949
Melco Resorts & Entertainment Ltd. (ADR)	835,000	12,959
Domino’s Pizza, Inc.	33,500	12,376
Delivery Hero SE1,2	118,000	12,023
IDP Education Ltd.1	1,119,000	12,018
Flutter Entertainment PLC (EUR denominated)1	89,779	11,785
Marriott International, Inc., Class A	74,000	6,344
Sodexo SA1	54,707	3,696
		1,382,083
Health care 12.69%
DexCom, Inc.2	253,000	102,566
UnitedHealth Group Inc.	297,500	87,748
Fisher & Paykel Healthcare Corp. Ltd.1	3,613,500	83,563
AstraZeneca PLC1	695,300	72,483
Pfizer Inc.	1,699,000	55,557
Regeneron Pharmaceuticals, Inc.2	84,200	52,511
Mettler-Toledo International Inc.2	65,000	52,361
Merck & Co., Inc.	620,000	47,945
Cigna Corp.	177,511	33,310
Boston Scientific Corp.2	912,700	32,045
Tandem Diabetes Care, Inc.2	285,000	28,192
Bayer AG1	363,860	26,707
Vertex Pharmaceuticals Inc.2	89,000	25,838
Danaher Corp.	126,700	22,404
Humana Inc.	55,000	21,326
Zoetis Inc., Class A	147,700	20,241
bioMérieux SA1,2	135,000	18,535
Olympus Corp.1	796,800	15,346
Novartis AG1	176,000	15,293
Sanofi1	135,000	13,735
Teladoc Health, Inc.2	63,600	12,137
Coloplast A/S, Class B1	73,000	11,317
GN Store Nord AS1	115,500	6,150
		857,310
Financials 9.07%
AIA Group Ltd.1	12,339,300	114,843
Tradeweb Markets Inc., Class A	1,736,360	100,952
MarketAxess Holdings Inc.	151,400	75,839
Kotak Mahindra Bank Ltd.1	3,797,000	68,521
JPMorgan Chase & Co.	589,000	55,401
AXA SA1,2	1,692,893	35,329
Prudential PLC1	1,773,082	26,702
CME Group Inc., Class A	157,200	25,551
Moscow Exchange MICEX-RTS PJSC1	12,640,000	20,098
BlackRock, Inc.	28,100	15,289
Willis Towers Watson PLC	77,500	15,264
Société Générale1,2	818,650	13,620
FinecoBank SpA1,2	893,000	12,033
Macquarie Group Ltd.1	117,000	9,631
HDFC Life Insurance Company Ltd.1,2	1,230,000	8,958

American Funds Insurance Series — Global Growth Fund — Page 2 of 207

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Sberbank of Russia PJSC (ADR)1,2	645,500	$7,333
Banco Santander, SA1	2,946,020	7,184
		612,548
Communication services 8.38%
Alphabet Inc., Class A2	98,050	139,039
Alphabet Inc., Class C2	63,852	90,262
Tencent Holdings Ltd.1	2,215,000	142,278
Facebook, Inc., Class A2	411,640	93,471
Nintendo Co., Ltd.1	136,100	60,560
Altice USA, Inc., Class A2	800,000	18,032
América Móvil, SAB de CV, Series L (ADR)	946,000	12,005
Sea Ltd., Class A (ADR)2	95,851	10,279
		565,926
Consumer staples 6.98%
British American Tobacco PLC1	2,943,800	113,104
Philip Morris International Inc.	919,500	64,420
Nestlé SA1	563,497	62,252
Kweichow Moutai Co., Ltd., Class A1	269,957	55,868
Altria Group, Inc.	1,248,500	49,004
Keurig Dr Pepper Inc.	1,624,000	46,122
Walgreens Boots Alliance, Inc.	657,651	27,878
General Mills, Inc.	257,000	15,844
Associated British Foods PLC1	595,000	14,100
Costco Wholesale Corp.	44,800	13,584
Mondelez International, Inc.	192,000	9,817
		471,993
Industrials 3.89%
Airbus SE, non-registered shares1,2	667,000	47,463
Geberit AG1	65,000	32,497
MTU Aero Engines AG1,2	167,000	28,862
DSV Panalpina A/S1	201,000	24,521
GT Capital Holdings, Inc.1	2,454,611	22,501
NIBE Industrier AB, Class B1,2	817,914	18,051
IDEX Corp.	112,000	17,701
Safran SA1,2	164,000	16,405
Alliance Global Group, Inc.1,2	111,060,000	15,208
SMC Corp.1	25,600	13,066
Boeing Company	51,300	9,403
General Electric Co.	1,260,000	8,606
Nidec Corp.1	128,600	8,586
		262,870
Materials 1.94%
Sherwin-Williams Company	155,500	89,856
Shin-Etsu Chemical Co., Ltd.1	135,300	15,816
Koninklijke DSM NV1	108,000	14,928
CCL Industries Inc., Class B, nonvoting shares	334,000	10,796
		131,396

American Funds Insurance Series — Global Growth Fund — Page 3 of 207

unaudited

Common stocks (continued) Energy 1.29%	Shares	Value (000)
Reliance Industries Ltd.1	1,807,924	$40,861
Reliance Industries Ltd., interim shares1,2	106,956	1,130
Gazprom PJSC (ADR)1	4,173,000	22,475
LUKOIL Oil Co. PJSC (ADR)1	246,300	18,257
China Oilfield Services Ltd., Class H1	5,040,000	4,534
		87,257
Real estate 0.30%
Goodman Logistics (HK) Ltd. REIT1	1,045,843	10,764
China Overseas Land & Investment Ltd.1	2,570,000	7,761
Shimao Group Holdings Ltd.1	374,500	1,587
		20,112
Utilities 0.17%
Ørsted AS1	97,000	11,187
Total common stocks (cost: $3,515,921,000)		6,486,163
Preferred securities 2.31% Health care 1.85%
Sartorius AG, nonvoting preferred, non-registered shares1	381,500	125,333
Information technology 0.46%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	792,250	30,939
Total preferred securities (cost: $43,479,000)		156,272
Short-term securities 2.34% Money market investments 2.34%
Capital Group Central Cash Fund 0.18%4	1,342,495	134,263
Goldman Sachs Financial Square Government Fund 0.15%4,5	24,225,393	24,225
		158,488
Total short-term securities (cost: $158,464,000)		158,488
Total investment securities 100.64% (cost: $3,717,864,000)		6,800,923
Other assets less liabilities (0.64)%		(43,487)
Net assets 100.00%		$6,757,436

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,104,888,000, which represented 45.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	All or a portion of this security was on loan. The total value of all such securities was $25,635,000, which represented .38% of the net assets of the fund.
4	Rate represents the seven-day yield at 6/30/2020.
5	Security purchased with cash collateral from securities on loan.

Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
GBP = British pounds

American Funds Insurance Series — Global Growth Fund — Page 4 of 207

Global Small Capitalization Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 95.18% Information technology 23.87%	Shares	Value (000)
Cree, Inc.1	1,356,800	$80,309
Ceridian HCM Holding Inc.1	799,400	63,368
Net One Systems Co., Ltd.2	1,887,865	62,947
Inphi Corp.1	464,300	54,555
Kingdee International Software Group Co. Ltd.2	21,259,374	49,492
BE Semiconductor Industries NV2	814,330	36,213
Avast PLC2	5,514,043	36,066
Carel Industries SpA2,3	1,947,251	35,719
Appfolio, Inc., Class A1	211,503	34,414
SimCorp AS2	287,650	30,991
Silergy Corp.2	451,740	29,317
Alteryx, Inc., Class A1	173,000	28,420
Avalara, Inc.1	212,419	28,271
Network International Holdings PLC1,2	4,570,562	24,940
MACOM Technology Solutions Holdings, Inc.1	621,000	21,331
Qorvo, Inc.1	190,000	21,001
Paycom Software, Inc.1	65,000	20,132
Oneconnect Financial Technology Co., Ltd. (ADR)1,3	1,087,336	19,855
Bechtle AG, non-registered shares2	108,800	19,126
Euronet Worldwide, Inc.1	198,890	19,058
Pegasystems Inc.	171,491	17,350
Nuance Communications, Inc.1	644,400	16,306
Siltronic AG2	153,400	15,626
Anaplan, Inc.1	341,133	15,457
Globant SA1	101,000	15,135
Smartsheet Inc., Class A1	294,600	15,001
Cognex Corp.	250,000	14,930
Nordic Semiconductor ASA1,2	1,748,967	13,362
DocuSign, Inc.1	74,700	12,864
Silicon Laboratories Inc.1	122,000	12,233
Computer Services, Inc.	212,000	11,342
SoftwareONE Holding AG2	438,700	10,814
Unimicron Technology Corp.2	6,192,000	10,481
ON Semiconductor Corp.1	519,984	10,306
Aspen Technology, Inc. (USA)1	93,100	9,646
SUMCO Corp.2,3	533,200	8,163
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2,3	4,296,500	7,903
PAR Technology Corp.1,3	252,182	7,548
Megaport Ltd.1,2	900,000	7,520
SHIFT Inc.1,2	62,600	6,364
Rapid7, Inc.1	121,000	6,173
Elastic NV, non-registered shares1	65,000	5,994
Maxlinear, Inc.1	270,000	5,794
Pexip Holding ASA1,2	662,448	5,781
LEM Holding SA2	3,913	5,779
INFICON Holding AG2	7,397	5,731

American Funds Insurance Series — Global Small Capitalization Fund — Page 5 of 207

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
MongoDB, Inc., Class A1	25,000	$5,658
Okta, Inc., Class A1	27,263	5,459
ASM Pacific Technology Ltd.2	497,000	5,253
SVMK Inc.1	221,600	5,216
Coupa Software Inc.1	18,000	4,987
Tyro Payments Ltd.1,2,3	1,985,870	4,821
Semtech Corp.1	90,000	4,700
QAD Inc., Class A	103,932	4,290
Globalwafers Co., Ltd.2	311,000	4,237
ALTEN SA, non-registered shares1,2	49,300	4,234
Renishaw PLC2	19,600	976
RAKUS Co., Ltd.2	1,400	25
		1,038,984
Health care 23.79%
Insulet Corp.1	645,320	125,360
GW Pharmaceuticals PLC (ADR)1,3	748,218	91,821
Haemonetics Corp.1	777,300	69,615
CanSino Biologics Inc., Class H1,2	2,468,200	68,238
Notre Dame Intermédica Participações SA	4,528,600	56,636
Mani, Inc.2	1,808,129	47,710
Allogene Therapeutics, Inc.1	1,105,188	47,324
Integra LifeSciences Holdings Corp.1	913,825	42,941
iRhythm Technologies, Inc.1	328,300	38,047
Allakos Inc.1	504,880	36,281
Cortexyme, Inc.1,3	759,458	35,163
Applied Molecular Transport Inc.1,3	1,365,957	34,340
New Frontier Health Corp., Class A1,4	2,680,000	22,190
New Frontier Health Corp., Class A1,3	742,000	6,144
PRA Health Sciences, Inc.1	288,400	28,058
WuXi Biologics (Cayman) Inc.1,2	1,412,000	25,872
CompuGroup Medical SE & Co. KGaA2	293,600	23,087
Ultragenyx Pharmaceutical Inc.1	283,374	22,165
BioMarin Pharmaceutical Inc.1	172,000	21,214
GVS SpA1,2	1,350,919	15,709
Madrigal Pharmaceuticals, Inc.1	134,425	15,224
Bluebird Bio, Inc.1	238,415	14,553
Sarepta Therapeutics, Inc.1	89,900	14,414
Globus Medical, Inc., Class A1	252,000	12,023
Amplifon SpA1,2	450,100	11,972
NuCana PLC (ADR)1,3,5	2,083,704	11,252
Ambu AS, Class B, non-registered shares2	331,900	10,432
Health Catalyst, Inc.1,3	348,700	10,172
CryoLife, Inc.1	510,250	9,781
Guardant Health, Inc.1	119,227	9,673
CONMED Corp.	131,500	9,467
AddLife AB, Class B1,2	681,160	7,195
Hikma Pharmaceuticals PLC2	246,500	6,775
NuVasive, Inc.1	110,000	6,123
Nakanishi Inc.2	458,600	5,979
Encompass Health Corp.	79,000	4,892
Divi’s Laboratories Ltd.2	160,000	4,844
Clinuvel Pharmaceuticals Ltd.2,3	258,000	4,572
Arjo AB, Class B2	765,000	4,249
Hutchison China MediTech Ltd. (ADR)1	124,000	3,420

American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 207

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Bachem Holding AG, Class B2	2,997	$787
NMC Health PLC1,2,6	219,652	3
		1,035,717
Consumer discretionary 14.42%
Thor Industries, Inc.	498,700	53,126
Helen of Troy Ltd.1	267,200	50,383
frontdoor, inc.1	1,050,200	46,555
Shop Apotheke Europe NV, non-registered shares1,2,3	282,300	33,727
Five Below, Inc.1	305,000	32,608
YETI Holdings, Inc.1	634,879	27,128
GVC Holdings PLC2	2,934,000	26,883
B2W - Cia. Digital, ordinary nominative1	1,262,193	24,846
Just Eat Takeaway (EUR denominated)1,2	236,700	24,630
Arco Platform Ltd., Class A1	548,425	23,846
Wyndham Hotels & Resorts, Inc.	538,269	22,941
zooplus AG, non-registered shares1,2	138,900	22,774
Melco International Development Ltd.2	11,357,000	21,921
Trainline PLC1,2	3,629,278	19,605
Evolution Gaming Group AB2	328,676	19,575
Mattel, Inc.1	2,000,069	19,341
Lands’ End, Inc.1,5	2,100,000	16,884
Tongcheng-Elong Holdings Ltd.1,2	7,628,800	13,756
Tube Investments of India Ltd.2	1,956,000	11,589
Basic-Fit NV1,2	366,800	9,601
TopBuild Corp.1	78,200	8,897
Bright Horizons Family Solutions Inc.1	74,300	8,708
Skechers USA, Inc., Class A1	250,000	7,845
Kindred Group PLC (SDR)2	1,268,800	7,573
Freni Brembo SpA1,2,3	792,435	7,310
Cairn Homes PLC2	7,210,000	7,286
IDP Education Ltd.2	648,639	6,966
Musti Group Oyj1,2	382,550	6,906
Melco Resorts & Entertainment Ltd. (ADR)	425,000	6,596
Cie. Plastic Omnium SA2	308,912	6,285
Everi Holdings Inc.1	1,120,353	5,781
Thule Group AB2	219,800	5,542
Zhongsheng Group Holdings Ltd.2	938,500	5,237
SSP Group PLC2	1,089,413	3,467
Elior Group SA2	533,000	3,032
Levi Strauss & Co., Class A3	200,000	2,680
Dalata Hotel Group PLC2,3	800,000	2,641
OneSpaWorld Holdings Ltd.	520,890	2,485
DraftKings Inc., Class A1,3	16,755	557
China Zenix Auto International Ltd. (ADR)1	428,500	120
		627,633
Industrials 14.11%
Nihon M&A Center Inc.2	1,652,692	74,654
International Container Terminal Services, Inc.2	23,981,620	49,643
Boyd Group Services Inc.	222,726	33,151
IMCD NV1,2	293,600	27,563
Stericycle, Inc.1	439,531	24,605
Meggitt PLC2	6,690,400	24,355
I.M.A. Industria Macchine Automatiche SpA1,2	365,840	21,972

American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 207

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bingo Industries Ltd.2	14,571,008	$21,715
Curtiss-Wright Corp.	185,484	16,560
Avon Rubber PLC2	414,100	16,508
VAT Group AG2	87,800	16,007
VARTA AG, non-registered shares1,2,3	135,225	15,162
Instalco AB2	897,795	13,818
Nolato AB, Class B1,2	194,800	13,117
Centre Testing International Group Co., Ltd.2	4,485,177	12,540
Rumo SA1	3,025,547	12,513
Cleanaway Waste Management Ltd.2	8,161,470	12,438
BWX Technologies, Inc.	200,407	11,351
Nitto Boseki Co., Ltd.2	219,000	10,908
Japan Airport Terminal Co. Ltd.2	247,500	10,541
TOMRA Systems ASA1,2	281,900	10,358
Melrose Industries PLC2	7,236,000	10,199
Marel hf. (ISK denominated)2	1,638,149	8,343
Marel hf. (EUR denominated)2	333,333	1,725
Alfen NV1,2	248,500	10,002
Matson, Inc.	313,000	9,108
Interpump Group SpA2	297,000	8,812
Japan Elevator Service Holdings Co., Ltd.2	274,000	8,797
easyJet PLC2,3	1,007,000	8,469
Patrick Industries, Inc.	131,700	8,067
The AZEK Company Inc., Class A1	235,600	7,506
Granite Construction Inc.	388,500	7,436
Woodward, Inc.	76,000	5,894
CAE Inc.	350,000	5,677
Robert Half International Inc.	103,000	5,442
Carborundum Universal Ltd.2	1,380,000	5,087
IAA, Inc.1	130,000	5,014
Addtech AB, Class B2	124,300	4,989
Diploma PLC2	221,000	4,931
Imperial Logistics Ltd.2,3	2,103,000	4,765
ManpowerGroup Inc.	68,700	4,723
Greaves Cotton Ltd.2	4,244,540	4,708
BELIMO Holding AG2	573	4,212
Aerojet Rocketdyne Holdings, Inc.1	105,900	4,198
Atlas Corp.	500,000	3,800
Wizz Air Holdings PLC1,2	87,800	3,624
Guangzhou Baiyun International Airport Co. Ltd., Class A2	1,219,950	2,630
Middleby Corp.1	31,000	2,447
NIBE Industrier AB, Class B1,2	90,030	1,987
Daifuku Co., Ltd.2	17,300	1,512
Klingelnberg AG2	45,650	650
		614,233
Financials 5.86%
Cannae Holdings, Inc.1	2,004,000	82,364
Trupanion, Inc.1,3	973,800	41,572
Kotak Mahindra Bank Ltd.2	1,946,825	35,132
Janus Henderson Group PLC	470,000	9,945
IIFL Wealth Management Ltd.2	677,558	9,200
Eurobank Ergasias Services and Holdings SA1,2	18,980,501	8,762
East West Bancorp, Inc.	224,300	8,129
South State Corp.	167,000	7,959

American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 207

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Indian Energy Exchange Ltd.2	3,150,000	$7,510
Fanhua Inc. (ADR)3	374,711	7,498
Aavas Financiers Ltd.1,2	402,000	7,154
Essent Group Ltd.	175,000	6,347
Bolsa Mexicana de Valores, SAB de CV, Series A	2,540,800	4,756
City Union Bank Ltd.2	2,598,102	4,198
NMI Holdings, Inc.1	228,075	3,667
HDFC Asset Management Co., Ltd.2	106,557	3,511
AU Small Finance Bank Ltd.2	409,543	2,923
Moelis & Co., Class A	88,800	2,767
Huize Holding Ltd. (ADR)1	223,220	1,654
		255,048
Communication services 3.47%
Bandwidth Inc., Class A1	290,990	36,956
Altice Europe NV, Class A1,2	5,674,800	21,849
New York Times Co., Class A	321,900	13,529
Zee Entertainment Enterprises Ltd.2	5,534,793	12,515
Madison Square Garden Entertainment Corp., Class A1	141,020	10,577
Capcom Co., Ltd.2	289,000	10,489
Madison Square Garden Sports Corp., Class A1	71,020	10,432
Square Enix Holdings Co., Ltd.2	141,700	7,147
Kamakura Shinsho, Ltd.2	677,700	7,063
ITV PLC2	6,174,278	5,705
Euskaltel, SA, non-registered shares2	630,178	5,607
ProSiebenSat.1 Media SE1,2	458,000	5,445
JCDecaux SA1,2	211,800	3,934
		151,248
Real estate 2.89%
Altus Group Ltd.	932,800	28,027
Embassy Office Parks REIT2	5,189,400	23,426
WHA Corp. PCL2	214,549,821	23,063
MGM Growth Properties LLC REIT, Class A	539,500	14,680
JHSF Participações SA	9,099,476	11,880
DoubleDragon Properties Corp.1,2	25,885,700	8,894
Cyrela Commercial Properties SA, ordinary nominative	2,035,666	5,679
Mitre Realty Empreendimentos E Participações SA1	1,955,500	5,502
K. Wah International Holdings Ltd.2	7,884,639	3,416
BR Properties SA, ordinary nominative	629,800	1,033
		125,600
Consumer staples 2.75%
Grocery Outlet Holding Corp.1	659,200	26,895
Freshpet, Inc.1	311,900	26,094
Varun Beverages Ltd.2	1,555,000	14,082
AAK AB1,2	609,500	10,461
Hilton Food Group PLC2	637,677	9,977
Cranswick PLC2	198,100	8,873
Emperador Inc.2	45,300,000	7,482
Treasury Wine Estates Ltd.2	1,000,113	7,240
Kernel Holding SA2	423,941	4,467

American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 207

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Vector Group Ltd.	224,000	$2,253
Raia Drogasil SA, ordinary nominative	89,000	1,810
		119,634
Materials 1.76%
Lundin Mining Corp.	3,177,000	17,036
SIG Combibloc Group AG2	600,000	9,697
Navin Fluorine International Ltd.2	445,388	9,597
PI Industries Ltd.2	396,200	7,821
Vidrala, SA, non-registered shares2	73,892	7,043
Valvoline Inc.	350,300	6,771
Loma Negra Compania Industrial Argentina SA (ADR)1	1,056,282	4,500
UPL Ltd.1,2	644,931	3,642
Vinati Organics Ltd.2	261,930	3,360
LANXESS AG1,2	60,600	3,185
Arkema SA2	23,300	2,225
Nevada Copper Corp.1,3	13,640,000	1,909
		76,786
Utilities 1.33%
ENN Energy Holdings Ltd.2	4,262,900	47,877
Neoenergia SA	2,827,000	9,940
		57,817
Energy 0.93%
Venture Global LNG, Inc., Series C1,2,4,6,7	2,760	10,485
Parsley Energy, Inc., Class A	915,000	9,772
Noble Energy, Inc.	848,000	7,598
Saipem SpA, Class S2	2,301,000	5,728
SM Energy Co.	700,000	2,625
NuVista Energy Ltd.1,3	4,450,000	2,524
Concho Resources Inc.	35,200	1,813
		40,545
Total common stocks (cost: $2,981,131,000)		4,143,245
Preferred securities 1.39% Information technology 1.04%
Avidxchange, Inc., Series F, preferred shares1,2,6,7	492,864	24,156
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares1,2,6,7	1,859,092	15,500
Gitlab Inc., Series E, preferred shares1,2,6,7	297,916	5,550
		45,206
Health care 0.19%
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares1,2,6,7	2,931,405	8,231
Industrials 0.16%
Azul SA, preferred nominative (ADR)1,3	597,116	6,676
Azul SA, preferred nominative1	109,500	405
		7,081
Total preferred securities (cost: $60,016,000)		60,518

American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 207

unaudited

Convertible stocks 0.16% Consumer discretionary 0.16%	Shares	Value (000)
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares2,6,7	531,643	$6,715
Total convertible stocks (cost: $6,380,000)		6,715
Short-term securities 5.15% Money market investments 5.15%
Capital Group Central Cash Fund 0.18%8	1,631,730	163,189
Goldman Sachs Financial Square Government Fund 0.15%8,9	61,015,616	61,016
		224,205
Total short-term securities (cost: $224,170,000)		224,205
Total investment securities 101.88% (cost: $3,271,697,000)		4,434,683
Other assets less liabilities (1.88)%		(81,752)
Net assets 100.00%		$4,352,931

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,842,689,000, which represented 42.33% of the net assets of the fund. This amount includes $1,772,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	All or a portion of this security was on loan. The total value of all such securities was $69,706,000, which represented 1.60% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,675,000, which represented .75% of the net assets of the fund.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	Value determined using significant unobservable inputs.
7	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
8	Rate represents the seven-day yield at 6/30/2020.
9	Security purchased with cash collateral from securities on loan.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Avidxchange, Inc., Series F, preferred shares	12/26/2019	$24,156	$24,156.55%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	15,500	15,500.36
Venture Global LNG, Inc., Series C	5/1/2015	8,280	10,485.24
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	6,000	8,231.19
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares	2/20/2020	6,380	6,715.15
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	5,550.13
Total private placement securities		$ 65,866	$ 70,637	1.62%

Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
ISK = Icelandic kronor
SDR = Swedish Depositary Receipts

American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 207

Growth Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 95.45% Information technology 24.19%	Shares	Value (000)
Microsoft Corp.	9,475,683	$1,928,396
ASML Holding NV (New York registered) (ADR)	1,171,100	431,000
ASML Holding NV1	770,000	282,265
Broadcom Inc.	2,158,602	681,276
Taiwan Semiconductor Manufacturing Company, Ltd.1	33,805,000	357,726
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,705,092	153,568
RingCentral, Inc., Class A2	1,500,100	427,544
Shopify Inc., Class A, subordinate voting shares2	330,000	313,236
Visa Inc., Class A	1,577,417	304,710
Intel Corp.	3,621,900	216,698
ServiceNow, Inc.2	484,730	196,345
PayPal Holdings, Inc.2	976,700	170,170
MongoDB, Inc., Class A2	603,209	136,530
Autodesk, Inc.2	558,608	133,613
Advanced Micro Devices, Inc.2	2,457,039	129,265
Mastercard Inc., Class A	421,000	124,490
Keyence Corp.1	236,800	98,869
Square, Inc., Class A2	879,910	92,338
Tyler Technologies, Inc.2	235,000	81,517
Guidewire Software, Inc.2	624,454	69,221
Analog Devices, Inc.	563,000	69,046
Ceridian HCM Holding Inc.2	852,100	67,546
Fiserv, Inc.2	684,012	66,773
Applied Materials, Inc.	1,088,053	65,773
Samsung Electronics Co., Ltd.1	1,350,500	59,867
FleetCor Technologies, Inc.2	236,200	59,411
Global Payments Inc.	319,100	54,126
HubSpot, Inc.2	239,900	53,822
Apple Inc.	139,636	50,939
Trimble Inc.2	1,072,700	46,330
Alteryx, Inc., Class A2	261,518	42,962
Micron Technology, Inc.2	812,800	41,875
Jack Henry & Associates, Inc.	186,044	34,238
Adobe Inc.2	71,700	31,212
VMware, Inc., Class A2	190,335	29,475
Paycom Software, Inc.2	84,800	26,265
Zendesk, Inc.2	282,000	24,966
SK hynix, Inc.1	330,800	23,664
Cree, Inc.2	352,800	20,882
Motorola Solutions, Inc.	148,895	20,865
Elastic NV, non-registered shares2	205,600	18,958
MKS Instruments, Inc.	157,800	17,869
VeriSign, Inc.2	63,600	13,154
SYNNEX Corp.	108,272	12,968
NetApp, Inc.	289,900	12,863
Flex Ltd.2	1,152,500	11,813

American Funds Insurance Series — Growth Fund — Page 12 of 207

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
GoDaddy Inc., Class A2	155,400	$11,396
LiveRamp Holdings, Inc.2	259,700	11,029
SVMK Inc.2	226,700	5,337
		7,334,201
Communication services 19.45%
Facebook, Inc., Class A2	7,548,342	1,714,002
Netflix, Inc.2	3,476,160	1,581,792
Alphabet Inc., Class C2	504,547	713,233
Alphabet Inc., Class A2	60,216	85,389
Charter Communications, Inc., Class A2	879,480	448,570
T-Mobile US, Inc.2	4,061,000	422,953
Activision Blizzard, Inc.	5,286,790	401,267
Snap Inc., Class A2	9,330,000	219,162
Comcast Corp., Class A	5,046,197	196,701
Pinterest, Inc., Class A2	2,331,094	51,680
Zillow Group, Inc., Class C, nonvoting shares2	343,500	19,789
Zillow Group, Inc., Class A2	308,400	17,727
Match Group, Inc.1,2	234,000	24,348
		5,896,613
Consumer discretionary 17.79%
Tesla, Inc.2	1,908,500	2,060,817
Amazon.com, Inc.2	595,716	1,643,473
Dollar General Corp.	1,743,646	332,182
Home Depot, Inc.	831,036	208,183
Toll Brothers, Inc.	3,800,000	123,842
Domino’s Pizza, Inc.	304,899	112,642
LVMH Moët Hennessy-Louis Vuitton SE1	239,000	104,682
Grand Canyon Education, Inc.2	1,011,116	91,536
Booking Holdings Inc.2	51,000	81,209
Hermès International1	88,499	73,863
NIKE, Inc., Class B	596,088	58,447
Chipotle Mexican Grill, Inc.2	53,645	56,454
Bright Horizons Family Solutions Inc.2	475,000	55,670
Burlington Stores, Inc.2	258,912	50,988
Floor & Decor Holdings, Inc., Class A2	769,300	44,350
Restaurant Brands International Inc.	700,000	38,241
NVR, Inc.2	9,500	30,958
Darden Restaurants, Inc.	384,100	29,103
Las Vegas Sands Corp.	601,200	27,379
Sturm, Ruger & Co., Inc.	357,788	27,192
D.R. Horton, Inc.	444,928	24,671
Five Below, Inc.2	218,416	23,351
Marriott International, Inc., Class A	210,000	18,003
Aramark	725,000	16,363
Eldorado Resorts, Inc.2	379,500	15,203
Royal Caribbean Cruises Ltd.	255,237	12,838
YUM! Brands, Inc.	104,600	9,091
EssilorLuxottica1,2	69,400	8,895
Wynn Resorts, Ltd.	105,700	7,874
Westwing Group AG, non-registered shares1,2	707,000	5,944
		5,393,444

American Funds Insurance Series — Growth Fund — Page 13 of 207

unaudited

Common stocks (continued) Health care 15.71%	Shares	Value (000)
UnitedHealth Group Inc.	2,897,719	$854,682
Intuitive Surgical, Inc.2	1,075,500	612,852
Regeneron Pharmaceuticals, Inc.2	842,500	525,425
Humana Inc.	1,084,800	420,631
Vertex Pharmaceuticals Inc.2	1,275,061	370,163
Centene Corp.2	3,835,000	243,714
Thermo Fisher Scientific Inc.	598,500	216,861
Seattle Genetics, Inc.2	1,248,154	212,086
ResMed Inc.	755,000	144,960
Boston Scientific Corp.2	2,988,450	104,925
Cigna Corp.	545,677	102,396
Insulet Corp.2	499,000	96,936
Eli Lilly and Company	476,500	78,232
Allakos Inc.2	995,500	71,537
Teladoc Health, Inc.2	358,000	68,321
Biohaven Pharmaceutical Holding Co. Ltd.2	934,100	68,292
CVS Health Corp.	862,934	56,065
DexCom, Inc.2	135,600	54,972
Neurocrine Biosciences, Inc.2	423,100	51,618
Allogene Therapeutics, Inc.2	1,053,700	45,120
Edwards Lifesciences Corp.2	569,100	39,331
Danaher Corp.	222,000	39,256
Verily Life Sciences LLC1,2,3,4	300,178	37,405
Incyte Corp.2	349,300	36,317
Abbott Laboratories	394,600	36,078
Pfizer Inc.	1,000,000	32,700
Amgen Inc.	120,000	28,303
AstraZeneca PLC1	256,500	26,739
Anthem, Inc.	91,400	24,036
Chemed Corp.	44,000	19,847
Mettler-Toledo International Inc.2	15,800	12,728
NovoCure Ltd.2	168,800	10,010
Grail, Inc.1,2,3,4,5	1,864,884	9,526
Global Blood Therapeutics, Inc.2	125,000	7,891
Galapagos NV1,2	16,005	3,142
Zimmer Biomet Holdings, Inc.	13,800	1,647
		4,764,744
Financials 5.07%
Berkshire Hathaway Inc., Class B2	942,100	168,174
Berkshire Hathaway Inc., Class A2	57	15,236
Intercontinental Exchange, Inc.	1,592,900	145,910
First Republic Bank	1,296,297	137,395
Goldman Sachs Group, Inc.	600,000	118,572
Legal & General Group PLC1	40,158,246	109,663
Bank of America Corp.	4,015,000	95,356
BlackRock, Inc.	150,000	81,614
S&P Global Inc.	229,400	75,583
Wells Fargo & Company	2,700,000	69,120
Marsh & McLennan Companies, Inc.	635,718	68,257
Onex Corp.	1,342,800	60,661
The Blackstone Group Inc., Class A	976,600	55,334
SVB Financial Group2	245,734	52,963
Arch Capital Group Ltd.2	1,205,000	34,523
CME Group Inc., Class A	193,101	31,387

American Funds Insurance Series — Growth Fund — Page 14 of 207

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Moody’s Corp.	102,277	$28,099
Capital One Financial Corp.	390,000	24,410
MSCI Inc.	70,000	23,367
Bank of New York Mellon Corp.	559,000	21,605
Aon PLC, Class A	110,000	21,186
Morgan Stanley	411,000	19,851
Fifth Third Bancorp	980,000	18,894
Ares Management Corp., Class A	310,500	12,327
London Stock Exchange Group PLC1	111,700	11,555
PNC Financial Services Group, Inc.	104,853	11,032
RenaissanceRe Holdings Ltd.	63,000	10,775
JPMorgan Chase & Co.	95,000	8,936
Everest Re Group, Ltd.	30,500	6,289
		1,538,074
Industrials 5.02%
TransDigm Group Inc.	736,200	325,437
CSX Corp.	1,920,800	133,957
MTU Aero Engines AG1,2	745,782	128,891
Northrop Grumman Corp.	265,100	81,502
Airbus SE, non-registered shares1,2	920,327	65,489
ASGN Inc.2	976,725	65,128
Jacobs Engineering Group Inc.	739,000	62,667
Delta Air Lines, Inc.	2,036,000	57,110
Westinghouse Air Brake Technologies Corp.	964,744	55,540
Grafton Group PLC, units1	5,926,200	48,410
Experian PLC1	1,370,000	47,784
Boeing Company	250,675	45,949
Equifax Inc.	247,800	42,592
Honeywell International Inc.	275,000	39,762
Masco Corp.	722,000	36,252
Norfolk Southern Corp.	205,379	36,058
HEICO Corp.	311,000	30,991
HEICO Corp., Class A	43,500	3,534
Lockheed Martin Corp.	77,000	28,099
BWX Technologies, Inc.	494,823	28,027
Waste Connections, Inc.	276,200	25,905
Komatsu Ltd.1	1,132,000	23,143
AMETEK, Inc.	236,300	21,118
Old Dominion Freight Line, Inc.	118,400	20,080
Safran SA1,2	133,428	13,347
Armstrong World Industries, Inc.	163,500	12,747
Deere & Company	79,900	12,556
Lennox International Inc.	44,800	10,438
Caterpillar Inc.	59,800	7,565
Ryanair Holdings PLC (ADR)2	88,900	5,898
Uber Technologies, Inc.2	151,367	4,705
		1,520,681
Materials 2.94%
Franco-Nevada Corp. (CAD denominated)	1,147,206	160,259
Wheaton Precious Metals Corp.	2,833,400	124,811
Barrick Gold Corp.	4,058,000	109,322
Vale SA, ordinary nominative (ADR)	7,366,400	75,948
Sherwin-Williams Company	95,814	55,366

American Funds Insurance Series — Growth Fund — Page 15 of 207

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
CCL Industries Inc., Class B, nonvoting shares	1,615,000	$52,200
LyondellBasell Industries NV	776,500	51,032
Grupo México, SAB de CV, Series B	20,977,709	48,765
Linde PLC	170,481	36,161
Norsk Hydro ASA1,2	12,831,823	35,493
Celanese Corp.	348,700	30,107
DuPont de Nemours Inc.	427,933	22,736
Shin-Etsu Chemical Co., Ltd.1	194,100	22,690
Allegheny Technologies Inc.2	2,070,860	21,102
Royal Gold, Inc.	161,000	20,016
PPG Industries, Inc.	149,623	15,869
Dow Inc.	140,000	5,706
Nucor Corp.	95,800	3,967
		891,550
Consumer staples 2.27%
Philip Morris International Inc.	1,985,900	139,132
Costco Wholesale Corp.	411,431	124,750
British American Tobacco PLC1	3,000,800	115,295
British American Tobacco PLC (ADR)	195,000	7,570
Altria Group, Inc.	2,981,627	117,029
Kerry Group PLC, Class A1	900,000	111,966
Estée Lauder Companies Inc., Class A	146,800	27,698
Molson Coors Beverage Company, Class B, restricted-voting shares	579,100	19,898
Constellation Brands, Inc., Class A	68,000	11,897
Church & Dwight Co., Inc.	151,700	11,726
Anheuser-Busch InBev SA/NV1	42,000	2,070
		689,031
Real estate 1.43%
Equinix, Inc. REIT	356,975	250,703
American Tower Corp. REIT	501,188	129,577
Digital Realty Trust, Inc. REIT	210,053	29,851
Crown Castle International Corp. REIT	132,400	22,157
		432,288
Energy 1.19%
Chevron Corp.	1,000,000	89,230
Suncor Energy Inc.	3,588,116	60,498
Cenovus Energy Inc.	12,798,618	59,864
EOG Resources, Inc.	717,700	36,359
Noble Energy, Inc.	3,235,000	28,986
Concho Resources Inc.	351,200	18,087
ConocoPhillips	405,100	17,022
Murphy Oil Corp.	1,043,200	14,396
Pioneer Natural Resources Company	140,400	13,717
Canadian Natural Resources, Ltd. (CAD denominated)	391,400	6,789
Canadian Natural Resources, Ltd.	105,100	1,832
Schlumberger Ltd.	363,800	6,690
Equitrans Midstream Corp.	769,342	6,393
		359,863

American Funds Insurance Series — Growth Fund — Page 16 of 207

unaudited

Common stocks (continued) Utilities 0.39%	Shares	Value (000)
Exelon Corp.	1,705,000	$61,874
Xcel Energy Inc.	680,000	42,500
PG&E Corp.2	1,158,600	10,277
AES Corp.	312,000	4,521
		119,172
Total common stocks (cost: $14,123,528,000)		28,939,661
Preferred securities 0.08% Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	654,840	25,573
Total preferred securities (cost: $27,479,000)		25,573
Rights & warrants 0.00% Communication services 0.00%
T-Mobile US, Inc., rights, expire 20202	3,611,200	607
Total rights & warrants (cost: $0)		607
Convertible bonds & notes 0.13% Consumer staples 0.13%	Principal amount (000)
JUUL Labs, Inc., convertibles notes, 7.00% 2025 (100% PIK)1,3,6	$ 39,059	39,060
Total convertible bonds & notes (cost: $39,059,000)		39,060
Short-term securities 3.98% Money market investments 3.98%	Shares
Capital Group Central Cash Fund 0.18%7	12,050,749	1,205,195
Total short-term securities (cost: $1,205,162,000)		1,205,195
Total investment securities 99.64% (cost: $15,395,228,000)		30,210,096
Other assets less liabilities 0.36%		110,241
Net assets 100.00%		$30,320,337

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,917,364,000, which represented 6.32% of the net assets of the fund. This amount includes $1,807,025,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Value determined using significant unobservable inputs.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,526,000, which represented .03% of the net assets of the fund.
6	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
7	Rate represents the seven-day yield at 6/30/2020.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$37,405.12%
Grail, Inc.	4/17/2020	9,526	9,526.03
Total private placement securities		$ 46,526	$ 46,931.15%

American Funds Insurance Series — Growth Fund — Page 17 of 207

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

American Funds Insurance Series — Growth Fund — Page 18 of 207

International Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 88.05% Consumer discretionary 16.11%	Shares	Value (000)
Alibaba Group Holding Ltd.1,2	10,117,800	$273,411
Alibaba Group Holding Ltd. (ADR)2	17,700	3,818
MercadoLibre, Inc.2	223,000	219,827
Sony Corp.1	2,242,700	153,583
Meituan Dianping, Class B1,2	3,440,364	76,422
Fast Retailing Co., Ltd.1	125,900	72,085
Galaxy Entertainment Group Ltd.1	9,826,000	66,717
adidas AG1,2	216,336	56,598
Delivery Hero SE1,2	547,143	55,747
Kering SA1	99,188	53,876
B2W - Cia. Digital, ordinary nominative2	2,406,000	47,363
EssilorLuxottica1,2	356,970	45,753
Evolution Gaming Group AB1	684,000	40,737
Melco Resorts & Entertainment Ltd. (ADR)	2,334,881	36,237
Central Retail Corp. PCL, foreign registered1,2	33,233,000	35,689
Prosus NV1,2	361,000	33,505
LVMH Moët Hennessy-Louis Vuitton SE1	75,423	33,035
Maruti Suzuki India Ltd.1	422,000	32,801
Cie. Financière Richemont SA, Class A1	454,500	28,942
Sands China Ltd.1	6,970,000	27,275
Flutter Entertainment PLC (GBP denominated)1	142,874	18,735
Just Eat Takeaway (GBP denominated)1,2	108,200	11,332
Ryohin Keikaku Co., Ltd.1	639,000	9,043
Pan Pacific International Holdings Corp.1	267,500	5,866
Naspers Ltd., Class N1	2,734	499
		1,438,896
Financials 16.04%
AIA Group Ltd.1	39,521,100	367,826
HDFC Bank Ltd.1	17,086,200	243,557
HDFC Bank Ltd. (ADR)	531,294	24,153
Kotak Mahindra Bank Ltd.1	10,657,149	192,318
Ping An Insurance (Group) Company of China, Ltd., Class H1	9,161,100	91,492
Ping An Insurance (Group) Company of China, Ltd., Class A1	612,202	6,185
BNP Paribas SA1,2	1,851,058	73,382
Axis Bank Ltd.1	10,492,355	57,203
Deutsche Bank AG1,2	4,793,183	45,449
Bank Rakyat Indonesia (Persero) Tbk PT1	179,181,800	38,251
Sberbank of Russia PJSC (ADR)1,2	3,183,000	36,162
B3 SA - Brasil, Bolsa, Balcao	3,338,300	33,818
Zurich Insurance Group AG1	74,167	26,119
London Stock Exchange Group PLC1	217,000	22,447
PICC Property and Casualty Co. Ltd., Class H1	25,490,000	20,970
Banco Santander, SA1	7,887,200	19,233
Sony Financial Holdings Inc.1	730,000	17,570
The People’s Insurance Company (Group) of China Ltd., Class H1	57,424,000	16,852

American Funds Insurance Series — International Fund — Page 19 of 207

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
FinecoBank SpA1,2	1,081,753	$14,577
Intesa Sanpaolo SpA1,2	7,510,000	14,347
BOC Hong Kong (Holdings) Ltd.1	3,739,000	11,871
UniCredit SpA1,2	1,212,711	11,133
ING Groep NV1	1,486,000	10,323
Royal Bank of Canada	135,000	9,159
Turkiye Garanti Bankasi AS1,2	4,881,000	6,022
Hiscox Ltd.1	523,900	5,114
Capitec Bank Holdings Ltd.1	99,000	4,897
Barclays PLC1	3,373,000	4,772
Akbank TAS1,2	3,462,046	3,070
Metropolitan Bank & Trust Company1	3,466,662	2,579
IndusInd Bank Ltd.1	373,500	2,354
		1,433,205
Health care 15.93%
Chugai Pharmaceutical Company, Ltd.1	3,896,700	208,306
Daiichi Sankyo Company, Ltd.1	2,160,000	176,400
Novartis AG1	1,808,333	157,127
Alcon Inc.1,2	1,988,239	113,919
Takeda Pharmaceutical Company, Ltd.1	2,859,865	102,070
Grifols, SA, Class A, non-registered shares1	2,691,000	81,631
Grifols, SA, Class B (ADR)	793,690	14,477
Teva Pharmaceutical Industries Ltd. (ADR)2	7,216,598	88,981
Fresenius SE & Co. KGaA1,2	1,740,654	85,920
Hikma Pharmaceuticals PLC1	2,371,000	65,169
WuXi Biologics (Cayman) Inc.1,2	2,304,000	42,216
WuXi Biologics (Cayman) Inc.2	1,065,000	18,825
Olympus Corp.1	2,963,000	57,068
Notre Dame Intermédica Participações SA	3,111,000	38,907
M3, Inc.1	871,000	37,040
Aier Eye Hospital Group Co., Ltd., Class A1	5,073,157	31,287
WuXi AppTec Co., Ltd., Class A1	2,102,800	28,745
Fresenius Medical Care AG & Co. KGaA1,2	325,140	27,721
HOYA Corp.1	189,100	18,109
Merck KGaA1	142,000	16,462
Yunnan Baiyao Group Co., Ltd., Class A1	953,600	12,652
NMC Health PLC1,2,3	449,500	6
		1,423,038
Industrials 10.57%
Airbus SE, non-registered shares1,2	2,732,749	194,459
Recruit Holdings Co., Ltd.1	3,646,709	124,659
Knorr-Bremse AG, non-registered shares1,2	847,671	85,768
Safran SA1,2	681,300	68,152
Melrose Industries PLC1	45,834,933	64,602
NIBE Industrier AB, Class B1,2	2,534,550	55,936
Airports of Thailand PCL, foreign registered1	20,322,000	39,856
Aeroports de Paris SA1	324,940	33,314
Rheinmetall AG1	381,264	32,975
MTU Aero Engines AG1,2	182,000	31,454
Jardine Matheson Holdings Ltd.1	646,600	27,021
International Container Terminal Services, Inc.1	12,890,350	26,684
Adani Ports & Special Economic Zone Ltd.1	5,435,409	25,015
Rolls-Royce Holdings PLC1,2	6,933,988	24,475

American Funds Insurance Series — International Fund — Page 20 of 207

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Techtronic Industries Co., Ltd.1	2,354,500	$22,970
Shanghai International Airport Co., Ltd., Class A1	2,032,685	20,617
CCR SA, ordinary nominative	7,080,222	18,879
BAE Systems PLC1	2,510,000	15,013
Ryanair Holdings PLC (ADR)2	170,800	11,331
VINCI SA1,4	101,913	9,372
ASSA ABLOY AB, Class B1	395,000	8,020
Alliance Global Group, Inc.1,2	20,000,000	2,739
SMC Corp.1	1,400	715
		944,026
Communication services 6.25%
SoftBank Group Corp.1	3,657,500	184,293
Tencent Holdings Ltd.1	2,179,387	139,990
Altice Europe NV, Class A1,2	13,236,760	50,964
Altice Europe NV, Class B1,2	1,077,927	4,120
Sea Ltd., Class A (ADR)2	448,737	48,122
Nintendo Co., Ltd.1	101,500	45,164
Bharti Airtel Ltd.1	6,002,715	44,474
Square Enix Holdings Co., Ltd.1	413,500	20,855
Nippon Telegraph and Telephone Corp.1	365,200	8,502
América Móvil, SAB de CV, Series L (ADR)	409,657	5,199
América Móvil, SAB de CV, Series L	2,139,900	1,373
TalkTalk Telecom Group PLC1	4,840,700	5,135
		558,191
Consumer staples 5.47%
Nestlé SA1	976,000	107,824
Pernod Ricard SA1	536,814	84,371
Kirin Holdings Company, Ltd.1	2,605,800	54,954
British American Tobacco PLC1	1,246,000	47,873
Kweichow Moutai Co., Ltd., Class A1	195,543	40,468
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	7,900,810	34,641
Imperial Brands PLC1	1,630,000	31,040
Treasury Wine Estates Ltd.1	2,845,285	20,597
Thai Beverage PCL1	34,427,100	16,813
Chocoladefabriken Lindt & Sprüngli AG1	119	10,216
KOSÉ Corp.1	83,400	10,027
Philip Morris International Inc.	123,000	8,617
Shiseido Co., Ltd.1	130,000	8,242
JBS SA, ordinary nominative	1,811,000	7,043
Glanbia PLC1	504,504	5,709
		488,435
Energy 4.20%
Reliance Industries Ltd.1	8,663,364	195,802
Reliance Industries Ltd., interim shares1,2	196,599	2,077
BP PLC1	13,959,863	53,053
Canadian Natural Resources, Ltd. (CAD denominated)	2,290,400	39,731
Royal Dutch Shell PLC, Class B1	1,210,707	18,321
Royal Dutch Shell PLC, Class A (GBP denominated)1	620,800	9,878
Cenovus Energy Inc.	5,206,800	24,354
Neste Oyj1	588,825	22,996

American Funds Insurance Series — International Fund — Page 21 of 207

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
TOTAL SA1,4	139,682	$5,321
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	426,000	3,523
		375,056
Information technology 4.18%
ASML Holding NV1	373,435	136,893
PagSeguro Digital Ltd., Class A2	1,392,000	49,193
Keyence Corp.1	83,000	34,654
Samsung Electronics Co., Ltd.1	777,000	34,444
OBIC Co., Ltd.1	172,600	30,351
Taiwan Semiconductor Manufacturing Company, Ltd.1	2,863,000	30,297
STMicroelectronics NV1	595,000	16,141
Nomura Research Institute, Ltd.1	590,800	16,121
Hexagon AB, Class B1,2	208,900	12,176
StoneCo Ltd., Class A2	195,000	7,558
Xero Ltd.1,2	95,031	5,918
		373,746
Utilities 3.86%
ENN Energy Holdings Ltd.1	14,004,000	157,281
E.ON SE1	7,101,000	79,835
China Gas Holdings Ltd.1	24,134,000	74,320
China Resources Gas Group Ltd.1	4,250,000	20,682
Iberdrola, SA, non-registered shares1	1,077,200	12,477
		344,595
Materials 3.79%
Vale SA, ordinary nominative (ADR)	7,755,993	79,964
Vale SA, ordinary nominative	102,481	1,054
First Quantum Minerals Ltd.	6,215,400	49,537
Shin-Etsu Chemical Co., Ltd.1	391,400	45,754
Linde PLC (EUR denominated)1	207,300	43,634
UPL Ltd.1,2	6,586,000	37,194
CRH PLC1	679,647	23,246
Barrick Gold Corp. (CAD denominated)	496,000	13,346
Akzo Nobel NV1	118,578	10,609
Evonik Industries AG1	331,710	8,403
BASF SE1	135,600	7,577
Koninklijke DSM NV1	54,300	7,506
LafargeHolcim Ltd.1	168,375	7,364
Teck Resources Ltd., Class B	347,300	3,638
		338,826
Real estate 1.65%
China Overseas Land & Investment Ltd.1	17,790,000	53,723
Ayala Land, Inc.1	56,808,300	38,031
CK Asset Holdings Ltd.1	6,081,000	36,161
Sun Hung Kai Properties Ltd.1	1,526,166	19,450
		147,365
Total common stocks (cost: $6,302,499,000)		7,865,379

American Funds Insurance Series — International Fund — Page 22 of 207

unaudited

Preferred securities 1.01% Health care 0.62%	Shares	Value (000)
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	3,026,230	$55,587
Energy 0.39%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	4,317,150	34,408
Total preferred securities (cost: $86,966,000)		89,995
Rights & warrants 0.27% Health care 0.27%
WuXi AppTec Co., Ltd., Class A, warrants, expire 20211,5	896,000	12,248
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,5	1,448,500	8,665
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,2,5	578,554	3,461
Total rights & warrants (cost: $21,623,000)		24,374
Convertible bonds & notes 0.03% Health care 0.03%	Principal amount (000)
NMC Health Jersey Ltd., convertible notes, 1.875% 20256	$28,000	2,624
Total convertible bonds & notes (cost: $5,855,000)		2,624
Bonds, notes & other debt instruments 0.46% Corporate bonds & notes 0.35% Materials 0.28%
First Quantum Minerals Ltd. 7.25% 20225	25,720	25,237
Consumer staples 0.07%
JBS Investments GmbH II 6.25% 2023	6,155	6,225
Total corporate bonds & notes		31,462
Bonds & notes of governments & government agencies outside the U.S. 0.11%
United Mexican States, Series M, 8.00% 2023	MXN203,000	9,738
Total bonds, notes & other debt instruments (cost: $38,545,000)		41,200
Short-term securities 9.92% Money market investments 9.92%	Shares
Capital Group Central Cash Fund 0.18%7	8,753,403	875,428
Goldman Sachs Financial Square Government Fund 0.15%7,8	10,827,238	10,827
		886,255
Total short-term securities (cost: $886,243,000)		886,255
Total investment securities 99.74% (cost: $7,341,731,000)		8,909,827
Other assets less liabilities 0.26%		23,140
Net assets 100.00%		$8,932,967

American Funds Insurance Series — International Fund — Page 23 of 207

unaudited

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,037,313,000, which represented 78.78% of the net assets of the fund. This amount includes $7,012,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Value determined using significant unobservable inputs.
4	All or a portion of this security was on loan. The total value of all such securities was $11,451,000, which represented .13% of the net assets of the fund.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,611,000, which represented .56% of the net assets of the fund.
6	Scheduled interest and/or principal payment was not received.
7	Rate represents the seven-day yield at 6/30/2020.
8	Security purchased with cash collateral from securities on loan.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
MXN = Mexican pesos

American Funds Insurance Series — International Fund — Page 24 of 207

New World Fund®

Investment portfolio

June 30, 2020

unaudited

Common stocks 90.74% Information technology 18.11%	Shares	Value (000)
Microsoft Corp.	451,633	$91,912
Taiwan Semiconductor Manufacturing Company, Ltd.1	4,327,000	45,788
Mastercard Inc., Class A	145,400	42,995
PagSeguro Digital Ltd., Class A2	1,198,655	42,360
PayPal Holdings, Inc.2	208,035	36,246
Adobe Inc.2	74,959	32,630
Keyence Corp.1	76,200	31,815
ASML Holding NV1	84,165	30,853
Broadcom Inc.	91,846	28,988
StoneCo Ltd., Class A2	740,635	28,707
Visa Inc., Class A	130,469	25,203
Silergy Corp.1	357,000	23,168
Cree, Inc.2	248,655	14,718
Samsung Electronics Co., Ltd.1	310,022	13,743
Kingdee International Software Group Co. Ltd.1	5,730,000	13,339
EPAM Systems, Inc.2	39,924	10,061
Accenture PLC, Class A	45,590	9,789
Apple Inc.	21,109	7,701
FleetCor Technologies, Inc.2	28,117	7,072
Trimble Inc.2	152,240	6,575
Hexagon AB, Class B1,2	101,537	5,918
Edenred SA1	121,163	5,293
Halma PLC1	170,109	4,848
Tokyo Electron Ltd.1	19,400	4,761
MediaTek Inc.1	240,000	4,696
QUALCOMM Inc.	43,747	3,990
Inphi Corp.2	33,929	3,987
Nokia Corp.1	833,403	3,650
Amphenol Corp., Class A	34,766	3,331
Autodesk, Inc.2	13,431	3,213
Logitech International SA1	39,953	2,605
AAC Technologies Holdings Inc.1	380,000	2,327
Temenos AG1	14,575	2,260
Network International Holdings PLC1,2	393,391	2,147
Aspen Technology, Inc. (USA)2	20,323	2,106
Micron Technology, Inc.2	40,732	2,098
Globant SA2	13,208	1,979
Advanced Micro Devices, Inc.2	34,796	1,831
Nice Ltd. (ADR)2	9,650	1,826
Largan Precision Co., Ltd.1	13,000	1,794
SAP SE1	12,833	1,786
Intel Corp.	29,620	1,772
ON Semiconductor Corp.2	84,843	1,682
Elastic NV, non-registered shares2	16,838	1,553
Hamamatsu Photonics KK1	31,700	1,373
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	289,843	1,250

American Funds Insurance Series — New World Fund — Page 25 of 207

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cabot Microelectronics Corp.	8,901	$1,242
KLA Corp.	5,896	1,147
VeriSign, Inc.2	5,528	1,143
Atlassian Corp. PLC, Class A2	5,995	1,081
Amadeus IT Group SA, Class A, non-registered shares1	16,110	838
TE Connectivity Ltd.	5,585	455
		623,645
Consumer discretionary 13.72%
Alibaba Group Holding Ltd.1,2	2,541,204	68,670
MercadoLibre, Inc.2	64,355	63,439
Naspers Ltd., Class N1	158,714	28,954
Delivery Hero SE1,2	281,369	28,668
LVMH Moët Hennessy-Louis Vuitton SE1	62,064	27,184
Meituan Dianping, Class B1,2	947,102	21,038
Galaxy Entertainment Group Ltd.1	2,944,000	19,989
Hermès International1	21,010	17,535
EssilorLuxottica1,2	117,353	15,041
Kering SA1	26,593	14,445
Evolution Gaming Group AB1	212,700	12,668
Fast Retailing Co., Ltd.1	21,000	12,024
General Motors Company	425,125	10,756
Booking Holdings Inc.2	6,512	10,369
Sony Corp.1	109,700	7,512
NIKE, Inc., Class B	74,330	7,288
Melco Resorts & Entertainment Ltd. (ADR)	442,950	6,875
Cie. Financière Richemont SA, Class A1	102,686	6,539
Jumbo SA1	362,261	6,532
Marriott International, Inc., Class A	67,213	5,762
adidas AG1,2	21,217	5,551
Zhongsheng Group Holdings Ltd.1	786,000	4,386
YUM! Brands, Inc.	49,300	4,285
Wynn Macau, Ltd.1	2,464,400	4,281
Central Retail Corp. PCL, foreign registered1,2	3,907,900	4,197
Gree Electric Appliances, Inc. of Zhuhai, Class A1	486,544	3,911
IDP Education Ltd.1	360,315	3,870
Li Ning Co. Ltd.1	1,183,001	3,760
Bayerische Motoren Werke AG1	53,298	3,396
China Tourism Group Duty Free Corp. Ltd., Class A1,2	141,500	3,127
Prosus NV1,2	33,402	3,100
Suzuki Motor Corp.1	90,700	3,077
Domino’s Pizza, Inc.	7,570	2,797
Midea Group Co., Ltd., Class A1	319,535	2,703
Ferrari NV1	15,671	2,670
Maruti Suzuki India Ltd.1	29,316	2,279
Hyundai Motor Co.1	26,143	2,149
Shangri-La Asia Ltd.1	2,466,000	2,128
Wyndham Hotels & Resorts, Inc.	49,383	2,105
MakeMyTrip Ltd., non-registered shares2	125,189	1,918
Peugeot SA1,2	116,790	1,896
Lojas Americanas SA, ordinary nominative	355,263	1,782
InterContinental Hotels Group PLC1	39,245	1,739
Daimler AG1,2	40,313	1,634
GVC Holdings PLC1	164,188	1,504
Industria de Diseño Textil, SA1	52,446	1,387

American Funds Insurance Series — New World Fund — Page 26 of 207

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sands China Ltd.1	346,400	$1,356
China MeiDong Auto Holdings Ltd.1	542,000	1,330
Samsonite International SA1,2	933,900	948
Aptiv PLC	11,260	877
Vivo Energy PLC1	823,919	823
Ryohin Keikaku Co., Ltd.1	24,800	351
		472,605
Health care 12.60%
Thermo Fisher Scientific Inc.	89,671	32,491
Zai Lab Ltd. (ADR)2	341,308	28,032
AstraZeneca PLC1	252,263	26,298
BioMarin Pharmaceutical Inc.2	180,963	22,320
Abbott Laboratories	222,506	20,344
Notre Dame Intermédica Participações SA	1,575,057	19,698
WuXi AppTec Co., Ltd., Class A1	921,616	12,598
WuXi AppTec Co., Ltd. Class H1	345,500	4,523
WuXi Biologics (Cayman) Inc.1,2	690,000	12,643
WuXi Biologics (Cayman) Inc.2	128,000	2,262
Carl Zeiss Meditec AG, non-registered shares1,2	146,327	14,258
bioMérieux SA1,2	100,555	13,806
Asahi Intecc Co., Ltd.1	445,700	12,665
Jiangsu Hengrui Medicine Co., Ltd., Class A1	969,698	12,660
Shionogi & Co., Ltd.1	195,200	12,219
CSL Ltd.1	61,231	12,139
BeiGene, Ltd. (ADR)2	61,087	11,509
Koninklijke Philips NV (EUR denominated)1,2	212,585	9,899
Illumina, Inc.2	26,368	9,765
Yunnan Baiyao Group Co., Ltd., Class A1	718,800	9,537
Aier Eye Hospital Group Co., Ltd., Class A1	1,537,827	9,484
CanSino Biologics Inc., Class H1,2	335,600	9,278
Pharmaron Beijing Co., Ltd., Class H1	448,500	4,635
Pharmaron Beijing Co., Ltd., Class A1	309,000	4,302
Hypera SA, ordinary nominative	1,410,372	8,636
Novartis AG1	90,719	7,883
Novo Nordisk A/S, Class B1	116,828	7,560
Hugel, Inc.1,2	18,562	7,338
Straumann Holding AG1	7,629	6,543
PerkinElmer, Inc.	66,218	6,495
Teva Pharmaceutical Industries Ltd. (ADR)2	508,562	6,271
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	447,833	5,668
Bayer AG1	74,844	5,493
Alcon Inc.1,2	94,106	5,392
Pfizer Inc.	154,564	5,054
Danaher Corp.	24,534	4,338
Boston Scientific Corp.2	113,036	3,969
Medtronic PLC	41,822	3,835
HOYA Corp.1	37,600	3,601
Hangzhou Tigermed Consulting Co., Ltd., Class A1	237,971	3,430
Grifols, SA, Class A, non-registered shares1	89,031	2,701
Grifols, SA, Class B (ADR)	32,886	600
Zoetis Inc., Class A	22,973	3,148
OdontoPrev SA, ordinary nominative	1,058,971	2,771
Olympus Corp.1	138,400	2,666
Mettler-Toledo International Inc.2	1,753	1,412

American Funds Insurance Series — New World Fund — Page 27 of 207

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Baxter International Inc.	12,923	$1,113
Legend Biotech Corp., (ADR)2	10,800	460
Merck & Co., Inc.	5,044	390
NMC Health PLC1,2,3	49,400	1
		434,133
Financials 11.57%
Kotak Mahindra Bank Ltd.1	3,140,269	56,669
AIA Group Ltd.1	4,670,200	43,466
HDFC Bank Ltd.1	2,485,232	35,426
HDFC Bank Ltd. (ADR)	80,205	3,646
B3 SA - Brasil, Bolsa, Balcao	3,275,259	33,180
Sberbank of Russia PJSC (ADR)1,2	1,384,243	15,726
Sberbank of Russia PJSC (ADR)2	237,133	2,689
Société Générale1,2	1,090,697	18,146
XP Inc., Class A2	425,619	17,880
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,711,300	17,091
Ping An Insurance (Group) Company of China, Ltd., Class A1	75,900	767
Capitec Bank Holdings Ltd.1	280,857	13,892
UniCredit SpA1,2	1,210,843	11,116
Bajaj Finance Ltd.1	278,022	10,550
Moody’s Corp.	33,661	9,248
Bank Central Asia Tbk PT1	4,539,200	9,052
HDFC Life Insurance Company Ltd.1,2	1,143,210	8,326
ICICI Bank Ltd.1	944,709	4,379
ICICI Bank Ltd. (ADR)	404,020	3,753
S&P Global Inc.	20,829	6,863
Hong Kong Exchanges and Clearing Ltd.1	156,000	6,648
Discovery Ltd.1	1,067,342	6,426
PICC Property and Casualty Co. Ltd., Class H1	7,565,000	6,224
Banco Bilbao Vizcaya Argentaria, SA1	1,632,562	5,608
Fairfax Financial Holdings Ltd., subordinate voting shares	17,915	5,535
The People’s Insurance Company (Group) of China Ltd., Class H1	17,156,000	5,035
Bank Rakyat Indonesia (Persero) Tbk PT1	21,805,300	4,655
China Construction Bank Corp., Class H1	4,641,000	3,750
Turkiye Garanti Bankasi AS1,2	2,530,976	3,122
TCS Group Holding PLC (GDR)1,4	151,000	3,061
China Merchants Bank Co., Ltd., Class H1	631,500	2,909
UBS Group AG1	240,166	2,759
Vietnam Technological and Commercial Joint Stock Bank1,2	3,057,214	2,756
Moscow Exchange MICEX-RTS PJSC1	1,623,422	2,581
Kasikornbank PCL, nonvoting depository receipts1	466,000	1,409
Kasikornbank PCL, foreign registered1	368,800	1,112
Chubb Ltd.	16,476	2,086
AU Small Finance Bank Ltd.1	259,444	1,851
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B5	2,221,000	1,624
BOC Hong Kong (Holdings) Ltd.1	492,500	1,564
BB Seguridade Participações SA	286,269	1,435
Axis Bank Ltd.1	226,918	1,237
Bank of the Philippine Islands1	845,900	1,231
Alpha Bank SA1,2	1,377,907	1,033
Credicorp Ltd.	4,951	662
FirstRand Ltd.1	179,411	393
		398,571

American Funds Insurance Series — New World Fund — Page 28 of 207

unaudited

Common stocks (continued) Communication services 9.91%	Shares	Value (000)
Tencent Holdings Ltd.1	1,292,200	$83,003
Facebook, Inc., Class A2	224,314	50,935
Alphabet Inc., Class C2	29,315	41,440
Alphabet Inc., Class A2	6,339	8,989
Sea Ltd., Class A (ADR)2	366,159	39,267
Netflix, Inc.2	49,819	22,670
América Móvil, SAB de CV, Series L (ADR)	1,302,125	16,524
Yandex NV, Class A2	274,414	13,726
Activision Blizzard, Inc.	162,270	12,316
Electronic Arts Inc.2	89,445	11,811
Bharti Infratel Ltd.1	2,573,597	7,559
JOYY Inc., Class A (ADR)2	84,742	7,504
Vodafone Group PLC1	3,466,496	5,527
China Tower Corp. Ltd., Class H1	28,216,000	4,994
Bharti Airtel Ltd.1	471,599	3,494
Ubisoft Entertainment SA1,2	38,482	3,169
SoftBank Group Corp.1	59,300	2,988
Z Holding Corp.1	458,100	2,236
JCDecaux SA1,2	106,149	1,972
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	4,709,300	1,006
Informa PLC1	26,900	156
HUYA, Inc. (ADR)2	6,409	120
		341,406
Consumer staples 6.27%
Kweichow Moutai Co., Ltd., Class A1	276,007	57,121
Nestlé SA1	220,716	24,384
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	592,494	10,387
Pernod Ricard SA1	56,248	8,840
Carlsberg A/S, Class B1	58,500	7,728
Raia Drogasil SA, ordinary nominative	333,875	6,792
Bid Corp. Ltd.1	376,800	6,154
Anheuser-Busch InBev SA/NV1	117,165	5,775
Reckitt Benckiser Group PLC1	59,176	5,446
British American Tobacco PLC1	123,556	4,747
Coca-Cola Company	105,717	4,723
Mondelez International, Inc.	89,992	4,601
Kirin Holdings Company, Ltd.1	217,600	4,589
Avenue Supermarts Ltd.1,2	148,294	4,515
United Spirits Ltd.1,2	564,576	4,449
Unilever NV (EUR denominated)1	80,549	4,272
Fomento Económico Mexicano, SAB de CV	660,189	4,093
WH Group Ltd.1	4,564,000	3,917
AAK AB1,2	225,903	3,877
Uni-Charm Corp.1	93,900	3,847
Wal-Mart de México, SAB de CV, Series V	1,403,400	3,367
Japan Tobacco Inc.1,5	173,300	3,215
ITC Ltd.1,2	1,222,147	3,161
Kimberly-Clark de México, SAB de CV, Class A	1,699,946	2,654
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	600,100	2,631
Estée Lauder Companies Inc., Class A	13,931	2,628
Shiseido Co., Ltd.1	36,700	2,327
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A1	273,285	2,270
L’Oréal SA, non-registered shares1,2	7,036	2,256
Herbalife Nutrition Ltd.2	44,738	2,012

American Funds Insurance Series — New World Fund — Page 29 of 207

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Chengdu Hongqi Chain Co., Ltd.1	1,153,401	$1,787
Danone SA1,2	22,448	1,551
McCormick & Co., Inc., nonvoting shares	6,886	1,235
Diageo PLC1	33,438	1,110
JBS SA, ordinary nominative	273,936	1,065
PepsiCo, Inc.	7,081	937
Associated British Foods PLC1	36,317	861
Masan Group Corp.1,2	234,990	548
		215,872
Materials 5.59%
Vale SA, ordinary nominative	1,359,115	13,976
Vale SA, ordinary nominative (ADR)	1,244,771	12,833
Sika AG1	77,305	14,859
Asian Paints Ltd.1	526,391	11,837
First Quantum Minerals Ltd.	1,375,559	10,963
AngloGold Ashanti Ltd. (ADR)	234,281	6,909
AngloGold Ashanti Ltd.1	74,527	2,188
Shin-Etsu Chemical Co., Ltd.1	62,100	7,259
Linde PLC	31,192	6,616
UPM-Kymmene Oyj1	226,109	6,525
Rio Tinto PLC1	113,143	6,367
Givaudan SA1	1,673	6,223
Shree Cement Ltd.1	19,230	5,918
Koninklijke DSM NV1	41,391	5,721
Freeport-McMoRan Inc.	432,957	5,009
Arkema SA1	48,189	4,602
LafargeHolcim Ltd.1	104,920	4,589
Umicore SA1	91,102	4,284
BHP Group PLC1	201,270	4,132
Gerdau SA (ADR)5	1,298,914	3,845
Air Liquide SA, non-registered shares1	26,679	3,844
Akzo Nobel NV1	37,873	3,388
CCL Industries Inc., Class B, nonvoting shares	104,188	3,368
Chr. Hansen Holding A/S1	29,300	3,020
BASF SE1	51,619	2,885
Yara International ASA1	81,837	2,843
Loma Negra Compania Industrial Argentina SA (ADR)2	617,467	2,630
LANXESS AG1,2	49,931	2,625
Alrosa PJSC1	2,734,515	2,476
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	390,929	2,247
Wheaton Precious Metals Corp. (CAD denominated)	49,296	2,168
Air Products and Chemicals, Inc.	8,979	2,168
SIG Combibloc Group AG1	128,799	2,082
Johnson Matthey PLC1	78,343	2,034
Amcor PLC (CDI)1	174,587	1,759
Barrick Gold Corp.	61,927	1,668
Celanese Corp.	17,768	1,534
Turquoise Hill Resources Ltd.2	1,540,652	1,130
Turquoise Hill Resources Ltd. (CAD denominated)2	497,306	366
Dow Inc.	34,401	1,402
Asahi Kasei Corp.1	135,700	1,103

American Funds Insurance Series — New World Fund — Page 30 of 207

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
UPL Ltd.1,2	183,071	$1,034
Evonik Industries AG1	5,278	134
		192,563
Industrials 5.39%
Shanghai International Airport Co., Ltd., Class A1	2,645,527	26,833
Airbus SE, non-registered shares1,2	248,789	17,704
CCR SA, ordinary nominative	6,508,731	17,355
Safran SA1,2	170,030	17,009
SMC Corp.1	19,200	9,800
International Container Terminal Services, Inc.1	4,455,210	9,222
DSV Panalpina A/S1	70,177	8,561
Wizz Air Holdings PLC1,2	198,084	8,175
Rumo SA2	1,602,416	6,627
Guangzhou Baiyun International Airport Co. Ltd., Class A1	2,923,103	6,302
TransDigm Group Inc.	12,863	5,686
Fortive Corp.	78,712	5,326
Nidec Corp.1	74,500	4,974
Airports of Thailand PCL, foreign registered1	2,469,000	4,842
Daikin Industries, Ltd.1	24,900	4,004
Spirax-Sarco Engineering PLC1	30,637	3,783
Air Lease Corp., Class A	125,128	3,665
Koc Holding AS, Class B1	1,382,060	3,628
Deere & Company	17,511	2,752
Jardine Matheson Holdings Ltd.1	62,200	2,599
Experian PLC1	67,702	2,361
Rational AG1	4,188	2,342
Epiroc AB, Class B1	187,619	2,292
Ryanair Holdings PLC (ADR)2	33,634	2,231
Boeing Company	10,348	1,897
Atlas Copco AB, Class B1	45,260	1,671
IMCD NV1,2	16,721	1,570
Komatsu Ltd.1	61,400	1,255
ABB Ltd1	54,135	1,217
		185,683
Energy 3.85%
Reliance Industries Ltd.1	3,061,067	69,184
Reliance Industries Ltd., interim shares1,2	201,053	2,124
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,191,104	34,660
Rosneft Oil Company PJSC (GDR)1	1,363,591	6,840
Royal Dutch Shell PLC, Class B1	304,882	4,614
Royal Dutch Shell PLC, Class B (ADR)	16,107	490
Royal Dutch Shell PLC, Class A (GBP denominated)1	4,448	71
Schlumberger Ltd.	180,323	3,316
TOTAL SA1,5	80,267	3,057
INPEX Corp.1	391,800	2,426
Noble Energy, Inc.	176,164	1,578
Chevron Corp.	15,215	1,358
BP PLC1	263,891	1,003
Exxon Mobil Corp.	17,716	792
United Tractors Tbk PT1	515,700	598
China Oilfield Services Ltd., Class H1	584,000	525
		132,636

American Funds Insurance Series — New World Fund — Page 31 of 207

unaudited

Common stocks (continued) Utilities 1.94%	Shares	Value (000)
China Gas Holdings Ltd.1	6,426,600	$19,790
ENN Energy Holdings Ltd.1	1,704,800	19,147
China Resources Gas Group Ltd.1	1,594,000	7,757
Enel SpA1	686,094	5,911
Equatorial Energia SA, ordinary nominative2	1,264,144	5,398
AES Corp.	367,198	5,321
Engie SA1,2	289,002	3,567
		66,891
Real estate 1.79%
American Tower Corp. REIT	44,133	11,410
ESR Cayman Ltd.1,2	4,510,200	10,700
CK Asset Holdings Ltd.1	1,254,000	7,457
Embassy Office Parks REIT1	1,267,200	5,720
China Overseas Land & Investment Ltd.1	1,660,500	5,014
Shimao Group Holdings Ltd.1	1,178,000	4,992
Ayala Land, Inc.1	7,235,400	4,844
CIFI Holdings (Group) Co. Ltd.1	6,054,000	4,725
BR Malls Participacoes SA, ordinary nominative	2,413,857	4,474
Longfor Group Holdings Ltd.1	487,000	2,320
		61,656
Total common stocks (cost: $2,345,591,000)		3,125,661
Preferred securities 1.03% Consumer discretionary 0.26%
Volkswagen AG, nonvoting preferred shares1,2	38,841	5,874
Lojas Americanas SA, preferred nominative	513,102	3,036
		8,910
Materials 0.25%
Gerdau SA, preferred nominative	2,902,766	8,546
Health care 0.13%
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	244,349	4,488
Industrials 0.12%
GOL Linhas Aéreas Inteligentes SA, preferred nominative2	893,001	3,046
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)5	78,068	529
Azul SA, preferred nominative (ADR)2,5	62,942	704
		4,279
Energy 0.11%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	391,890	3,123
Petróleo Brasileiro SA (Petrobras), preferred nominative	195,166	774
		3,897
Consumer staples 0.08%
Henkel AG & Co. KGaA, nonvoting preferred shares1	28,466	2,646

American Funds Insurance Series — New World Fund — Page 32 of 207

unaudited

Preferred securities (continued) Information technology 0.05%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares1	47,007	$1,836
Financials 0.03%
Itaúsa SA, preferred nominative	535,726	945
Real estate 0.00%
Ayala Land, Inc., preferred shares1,2,3	15,000,000	—6
Total preferred securities (cost: $30,181,000)		35,547
Rights & warrants 0.23% Consumer staples 0.21%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20221,4	417,960	7,327
Health care 0.02%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,4	54,200	324
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,2,4	21,625	130
		454
Total rights & warrants (cost: $3,911,000)		7,781
Convertible bonds & notes 0.00% Health care 0.00%	Principal amount (000)
BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 20274	$ 114	133
Total convertible bonds & notes (cost: $121,000)		133
Bonds, notes & other debt instruments 3.38% Bonds & notes of governments & government agencies outside the U.S. 2.94%
Abu Dhabi (Emirate of) 2.50% 20294	1,900	1,996
Angola (Republic of) 9.50% 2025	800	724
Angola (Republic of) 8.25% 2028	200	166
Angola (Republic of) 8.00% 20294	2,800	2,316
Angola (Republic of) 8.00% 2029	200	165
Argentine Republic 4.625% 2023	330	139
Argentine Republic 6.875% 2027	555	225
Argentine Republic 5.875% 2028	1,125	455
Argentine Republic 6.625% 2028	720	289
Argentine Republic 8.28% 20337,8	1,318	604
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)9	5,900	2,341
Argentine Republic 6.875% 2048	3,495	1,374
Armenia (Republic of) 7.15% 2025	490	552
Bahrain (Kingdom of) 6.75% 20294	500	549
Belarus (Republic of) 6.875% 2023	500	502
Buenos Aires (City of) 8.95% 2021	359	332
Cameroon (Republic of) 9.50% 2025	1,505	1,516
Colombia (Republic of) 4.50% 2026	1,250	1,356
Colombia (Republic of) 7.375% 2037	600	819
Colombia (Republic of) 4.125% 2051	350	352

American Funds Insurance Series — New World Fund — Page 33 of 207

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 6.125% 20314	$1,250	$1,084
Dominican Republic 5.50% 20254	370	376
Dominican Republic 9.75% 2026	DOP50,200	775
Dominican Republic 8.625% 20274	$575	639
Dominican Republic 11.25% 2027	DOP22,900	409
Dominican Republic 11.375% 2029	12,800	220
Dominican Republic 7.45% 20444	$1,125	1,164
Dominican Republic 7.45% 2044	1,100	1,138
Dominican Republic 5.875% 20604	280	242
Egypt (Arab Republic of) 5.75% 20244	450	452
Egypt (Arab Republic of) 5.625% 2030	€260	265
Egypt (Arab Republic of) 7.625% 20324	$1,140	1,116
Egypt (Arab Republic of) 8.50% 2047	1,200	1,178
Egypt (Arab Republic of) 8.15% 20594	900	841
Ethiopia (Federal Democratic Republic of) 6.625% 2024	2,220	2,230
Gabonese Republic 6.375% 2024	2,480	2,363
Guatemala (Republic of) 4.375% 2027	600	623
Honduras (Republic of) 6.25% 2027	2,000	2,139
Honduras (Republic of) 5.625% 20304	200	204
Indonesia (Republic of) 6.625% 2037	700	960
Indonesia (Republic of) 5.25% 2042	840	1,042
Iraq (Republic of) 6.752% 2023	960	888
Jordan (Hashemite Kingdom of) 5.75% 20274	1,530	1,591
Jordan (Hashemite Kingdom of) 5.75% 2027	200	208
Kazakhstan (Republic of) 5.125% 20254	900	1,046
Kazakhstan (Republic of) 6.50% 20454	800	1,188
Kenya (Republic of) 6.875% 2024	1,350	1,375
Kenya (Republic of) 6.875% 20244	900	917
Kenya (Republic of) 8.25% 20484	2,200	2,176
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR2,940	724
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	313
Nigeria (Republic of) 6.375% 2023	$1,425	1,456
Nigeria (Republic of) 6.50% 2027	500	477
Nigeria (Republic of) 7.625% 2047	520	466
Oman (Sultanate of) 5.625% 2028	1,900	1,779
Pakistan (Islamic Republic of) 8.25% 2024	500	523
Pakistan (Islamic Republic of) 8.25% 20254	410	429
Pakistan (Islamic Republic of) 6.875% 20274	1,500	1,483
Pakistan (Islamic Republic of) 7.875% 2036	400	391
Panama (Republic of) 3.75% 20264	1,380	1,446
Panama (Republic of) 6.70% 2036	500	722
Panama (Republic of) 4.50% 2047	1,155	1,420
Panama (Republic of) 4.50% 2050	400	492
Panama (Republic of) 4.30% 2053	400	480
Paraguay (Republic of) 5.00% 20264	500	555
Paraguay (Republic of) 5.00% 2026	210	233
Paraguay (Republic of) 4.70% 20274	800	877
Paraguay (Republic of) 4.70% 2027	500	548
Peru (Republic of) 6.55% 2037	1,070	1,632
PETRONAS Capital Ltd. 3.50% 20304	200	223
PETRONAS Capital Ltd. 4.55% 20504	400	509
Philippines (Republic of) 2.457% 2030	430	452
Philippines (Republic of) 2.95% 2045	1,220	1,272
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	245
Qatar (State of) 4.50% 20284	3,000	3,543

American Funds Insurance Series — New World Fund — Page 34 of 207

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.50% 2028	$1,000	$1,181
Qatar (State of) 3.75% 20304	200	228
Romania 2.00% 2032	€1,510	1,589
Romania 5.125% 20484	$1,700	2,018
Russian Federation 4.375% 20294	1,000	1,139
Russian Federation 5.10% 2035	1,200	1,485
Russian Federation 5.25% 2047	1,400	1,851
Senegal (Republic of) 4.75% 2028	€1,100	1,198
Serbia (Republic of) 3.125% 2027	1,020	1,202
South Africa (Republic of) 5.875% 2030	$2,310	2,356
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	200
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,000	780
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	277
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	473
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,610	1,071
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	526
Sri Lanka (Democratic Socialist Republic of) 7.55% 20304	500	329
Tunisia (Republic of) 6.75% 2023	€110	118
Tunisia (Republic of) 5.625% 2024	365	378
Tunisia (Republic of) 5.75% 2025	$625	582
Turkey (Republic of) 11.875% 2030	600	816
Turkey (Republic of) 4.875% 2043	1,295	1,003
Turkey (Republic of) 5.75% 2047	2,205	1,807
Ukraine 7.75% 2027	3,098	3,229
Ukraine 9.75% 2028	700	800
Ukraine 7.375% 2032	2,180	2,197
United Mexican States 3.90% 2025	520	558
United Mexican States 4.50% 2029	1,070	1,166
United Mexican States 4.75% 2032	870	961
United Mexican States 4.75% 2044	1,090	1,149
Venezuela (Bolivarian Republic of) 7.00% 20187	64	4
Venezuela (Bolivarian Republic of) 7.75% 20197	1,149	75
Venezuela (Bolivarian Republic of) 6.00% 20207	950	59
Venezuela (Bolivarian Republic of) 12.75% 20227	85	5
Venezuela (Bolivarian Republic of) 9.00% 20237	1,383	86
Venezuela (Bolivarian Republic of) 8.25% 20247	299	19
Venezuela (Bolivarian Republic of) 7.65% 20257	129	8
Venezuela (Bolivarian Republic of) 11.75% 20267	64	4
Venezuela (Bolivarian Republic of) 9.25% 20277	170	11
Venezuela (Bolivarian Republic of) 9.25% 20287	319	20
Venezuela (Bolivarian Republic of) 11.95% 20317	106	7
Venezuela (Bolivarian Republic of) 7.00% 20387	107	7
		101,283
Corporate bonds & notes 0.41% Energy 0.12%
Petrobras Global Finance Co. 8.75% 2026	500	591
Petrobras Global Finance Co. 5.093% 20304	827	826
Petrobras Global Finance Co. 5.60% 2031	575	578
Petrobras Global Finance Co. 6.85% 2115	314	312
Petróleos Mexicanos 6.875% 2026	755	715
Petróleos Mexicanos 6.49% 2027	910	832
PTT Exploration and Production PCL 2.587% 20274	320	328
		4,182

American Funds Insurance Series — New World Fund — Page 35 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials 0.07%	Principal amount (000)	Value (000)
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)9	$1,140	$1,091
HSBK (Europe) BV 7.25% 20214	1,125	1,157
		2,248
Materials 0.06%
Braskem Idesa Sapi 7.45% 2029	775	727
Braskem Idesa Sapi 7.45% 20294	300	281
CSN Resources SA 7.625% 2023	1,320	1,229
		2,237
Utilities 0.06%
Empresas Publicas de Medellin ESP 4.25% 20294	665	668
State Grid Overseas Investment Ltd. 3.50% 20274	900	997
State Grid Overseas Investment Ltd. 4.25% 2028	400	467
		2,132
Industrials 0.05%
DP World Crescent 4.848% 20284	835	882
Empresa de Transporte de Pasajeros Metro SA 4.70% 20504	270	310
Mexico City Airport Trust 4.25% 2026	475	450
Mexico City Airport Trust 3.875% 2028	200	182
		1,824
Communication services 0.04%
PLDT Inc. 2.50% 2031	210	213
Tencent Holdings Ltd. 3.975% 2029	400	452
Tencent Holdings Ltd. 3.24% 20504	580	583
		1,248
Consumer discretionary 0.01%
Sands China Ltd. 4.375% 20304	220	230
Total corporate bonds & notes		14,101
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.25% 202510	865	864
Total bonds, notes & other debt instruments (cost: $115,629,000)		116,248
Short-term securities 4.68% Money market investments 4.68%	Shares
Capital Group Central Cash Fund 0.18%11	1,531,568	153,172
Goldman Sachs Financial Square Government Fund 0.15%11,12	8,081,474	8,082
		161,254
Total short-term securities (cost: $161,255,000)		161,254
Total investment securities 100.06% (cost: $2,656,688,000)		3,446,624
Other assets less liabilities (0.06)%		(2,169)
Net assets 100.00%		$3,444,455

American Funds Insurance Series — New World Fund — Page 36 of 207

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount13 (000)	Value at 6/30/202014 (000)	Unrealized appreciation at 6/30/2020 (000)
30 Year Ultra U.S. Treasury Bond Futures	Long	15	September 2020	$1,500	$3,272	$73

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD3,190	EUR2,830	Bank of New York Mellon	7/20/2020	$10
USD2,062	CNH14,620	Standard Chartered Bank	7/20/2020	(4)
				$6

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,876,796,000, which represented 54.49% of the net assets of the fund. This amount includes $1,863,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Value determined using significant unobservable inputs.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,913,000, which represented 1.39% of the net assets of the fund.
5	All or a portion of this security was on loan. The total value of all such securities was $8,556,000, which represented .25% of the net assets of the fund.
6	Amount less than one thousand.
7	Scheduled interest and/or principal payment was not received.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Step bond; coupon rate may change at a later date.
10	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $171,000, which represented less than .01% of the net assets of the fund.
11	Rate represents the seven-day yield at 6/30/2020.
12	Security purchased with cash collateral from securities on loan.
13	Notional amount is calculated based on the number of contracts and notional contract size.
14	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CNH = Chinese yuan renminbi
DOP = Dominican pesos
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MYR = Malaysian ringgits
USD/$ = U.S. dollars

American Funds Insurance Series — New World Fund — Page 37 of 207

Blue Chip Income and Growth Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 95.13% Health care 20.22%	Shares	Value (000)
Abbott Laboratories	3,635,500	$332,394
Amgen Inc.	1,258,510	296,832
Gilead Sciences, Inc.	3,005,712	231,260
AbbVie Inc.	2,227,460	218,692
UnitedHealth Group Inc.	574,000	169,301
Teva Pharmaceutical Industries Ltd. (ADR)1	10,333,800	127,416
Humana Inc.	172,700	66,964
Medtronic PLC	700,000	64,190
Stryker Corp.	296,800	53,480
Merck & Co., Inc.	500,000	38,665
Thermo Fisher Scientific Inc.	87,000	31,524
Zimmer Biomet Holdings, Inc.	225,000	26,856
Bristol-Myers Squibb Company	400,000	23,520
PerkinElmer, Inc.	210,400	20,638
		1,701,732
Information technology 15.23%
Microsoft Corp.	2,498,500	508,470
Broadcom Inc.	951,400	300,271
Mastercard Inc., Class A	579,900	171,476
Apple Inc.	400,000	145,920
Intel Corp.	1,100,000	65,813
SS&C Technologies Holdings, Inc.	1,153,800	65,167
ASML Holding NV (New York registered) (ADR)	39,200	14,427
QUALCOMM Inc.	109,000	9,942
		1,281,486
Industrials 12.24%
CSX Corp.	3,780,162	263,628
Raytheon Technologies Corp.	3,589,236	221,169
General Dynamics Corp.	980,000	146,471
Union Pacific Corp.	540,200	91,331
Illinois Tool Works Inc.	450,000	78,682
Carrier Global Corp.	2,817,000	62,594
L3Harris Technologies, Inc.	309,200	52,462
Airbus Group SE (ADR)1	2,639,000	47,106
Stanley Black & Decker, Inc.	136,000	18,956
Otis Worldwide Corp.	277,500	15,779
RELX PLC (ADR)	547,400	12,897
ManpowerGroup Inc.	131,500	9,041
Robert Half International Inc.	160,300	8,469
Rolls-Royce Holdings PLC (ADR)	356,800	1,270
		1,029,855

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 38 of 207

unaudited

Common stocks (continued) Energy 9.98%	Shares	Value (000)
EOG Resources, Inc.	4,588,100	$232,433
Exxon Mobil Corp.	3,868,166	172,985
Baker Hughes Co., Class A	9,448,000	145,405
Diamondback Energy, Inc.	1,320,033	55,204
Pioneer Natural Resources Company	486,800	47,560
Schlumberger Ltd.	2,575,400	47,362
Royal Dutch Shell PLC, Class B (ADR)	1,134,000	34,530
Concho Resources Inc.	616,100	31,729
Williams Companies, Inc.	1,661,000	31,592
TC Energy Corp.	600,000	25,716
Canadian Natural Resources, Ltd.	885,250	15,430
		839,946
Consumer staples 9.67%
Constellation Brands, Inc., Class A	1,221,600	213,719
Philip Morris International Inc.	2,485,000	174,099
British American Tobacco PLC (ADR)	2,630,706	102,124
Altria Group, Inc.	2,092,000	82,111
Coca-Cola Company	1,250,000	55,850
PepsiCo, Inc.	400,000	52,904
Keurig Dr Pepper Inc.	1,746,500	49,600
Costco Wholesale Corp.	108,000	32,747
Lamb Weston Holdings, Inc.	400,000	25,572
Mondelez International, Inc.	384,000	19,634
Estée Lauder Companies Inc., Class A	31,600	5,962
		814,322
Communication services 9.43%
Facebook, Inc., Class A1	1,478,100	335,632
Comcast Corp., Class A	5,789,400	225,671
Alphabet Inc., Class A1	80,975	114,826
Alphabet Inc., Class C1	3,000	4,241
Netflix, Inc.1	201,800	91,827
Verizon Communications Inc.	235,500	12,983
Activision Blizzard, Inc.	113,000	8,577
		793,757
Consumer discretionary 6.30%
Royal Caribbean Cruises Ltd.	2,011,200	101,164
McDonald’s Corp.	500,000	92,235
Home Depot, Inc.	303,099	75,929
General Motors Company	2,901,500	73,408
Lowe’s Companies, Inc.	429,900	58,088
Sony Corp. (ADR)	561,000	38,782
Williams-Sonoma, Inc.	313,000	25,669
Hasbro, Inc.	315,000	23,609
NIKE, Inc., Class B	225,000	22,061
Marriott International, Inc., Class A	154,500	13,245
Carnival Corp., units	249,000	4,089
Hilton Worldwide Holdings Inc.	25,656	1,885
		530,164

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 39 of 207

unaudited

Common stocks (continued) Financials 4.65%	Shares	Value (000)
JPMorgan Chase & Co.	1,269,000	$119,362
American International Group, Inc.	2,597,300	80,984
Citigroup Inc.	1,290,000	65,919
BlackRock, Inc.	76,500	41,623
Discover Financial Services	730,000	36,566
Nasdaq, Inc.	260,000	31,062
CME Group Inc., Class A	96,500	15,685
		391,201
Utilities 3.38%
Public Service Enterprise Group Inc.	2,888,000	141,974
CenterPoint Energy, Inc.	2,327,000	43,445
Sempra Energy	331,000	38,803
American Electric Power Company, Inc.	450,000	35,838
E.ON SE (ADR)	1,090,000	12,186
NextEra Energy, Inc.	50,000	12,009
		284,255
Materials 2.19%
Linde PLC	782,200	165,912
Freeport-McMoRan Inc.	1,565,000	18,107
		184,019
Real estate 1.84%
Crown Castle International Corp. REIT	525,000	87,859
Digital Realty Trust, Inc. REIT	177,500	25,224
Alexandria Real Estate Equities, Inc. REIT	98,500	15,982
Equinix, Inc. REIT	22,400	15,731
Simon Property Group, Inc. REIT	154,750	10,582
		155,378
Total common stocks (cost: $6,644,891,000)		8,006,115
Rights & warrants 0.02% Financials 0.02%
American International Group, Inc., warrants, expire 20211	1,151,554	1,612
Total rights & warrants (cost: $17,793,000)		1,612
Convertible stocks 0.71% Consumer discretionary 0.53%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	431,213	44,320
Health care 0.18%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	8,921	9,578
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	4,900	6,109
		15,687
Total convertible stocks (cost: $57,918,000)		60,007

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 40 of 207

unaudited

Short-term securities 4.16% Money market investments 4.16%	Shares	Value (000)
Capital Group Central Cash Fund 0.18%2	3,495,899	$349,625
Total short-term securities (cost: $349,565,000)		349,625
Total investment securities 100.02% (cost: $7,070,167,000)		8,417,359
Other assets less liabilities (0.02)%		(1,690)
Net assets 100.00%		$8,415,669

1	Security did not produce income during the last 12 months.
2	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation
ADR = American Depositary Receipts

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 41 of 207

Global Growth and Income Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 92.02% Information technology 17.72%	Shares	Value (000)
Microsoft Corp.	281,000	$57,186
Taiwan Semiconductor Manufacturing Company, Ltd.1	4,912,800	51,987
PagSeguro Digital Ltd., Class A2	1,128,752	39,890
Apple Inc.	105,990	38,665
Broadcom Inc.	121,200	38,252
ASML Holding NV1	70,000	25,660
Tokyo Electron Ltd.1	49,000	12,025
Afterpay Ltd.1,2	274,800	11,843
GoDaddy Inc., Class A2	142,000	10,413
SAP SE1	68,500	9,535
Temenos AG1	60,000	9,303
Fiserv, Inc.2	88,000	8,591
NetEase, Inc.1	420,800	7,254
Advanced Micro Devices, Inc.2	98,400	5,177
Texas Instruments Inc.	40,000	5,079
Murata Manufacturing Co., Ltd.1	67,000	3,926
Atlassian Corp. PLC, Class A2	13,000	2,344
Visa Inc., Class A	11,700	2,260
		339,390
Financials 14.22%
Société Générale1,2	2,106,881	35,052
Fannie Mae2	13,706,000	29,742
Sberbank of Russia PJSC (ADR)1,2	1,710,000	19,427
AIA Group Ltd.1	1,753,000	16,315
UniCredit SpA1,2	1,686,696	15,485
B3 SA - Brasil, Bolsa, Balcao	1,500,000	15,196
DBS Group Holdings Ltd.1	1,005,000	15,033
Toronto-Dominion Bank (CAD denominated)	300,700	13,420
HDFC Bank Ltd.1	888,000	12,658
Discover Financial Services	249,000	12,472
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,195,000	11,935
CME Group Inc., Class A	70,000	11,378
Macquarie Group Ltd.1	114,700	9,441
JPMorgan Chase & Co.	92,000	8,654
The Blackstone Group Inc., Class A	144,800	8,204
CIT Group Inc.	290,000	6,012
HDFC Life Insurance Company Ltd.1,2	773,990	5,637
Zurich Insurance Group AG1	14,000	4,930
Barclays PLC1	3,365,000	4,761
Bank Central Asia Tbk PT1	2,345,000	4,677
BB Seguridade Participações SA	891,000	4,468
Truist Financial Corp.	116,550	4,376
AXA SA1,2	145,000	3,026
		272,299

American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 207

unaudited

Common stocks (continued) Health care 12.30%	Shares	Value (000)
Novartis AG1	360,000	$31,281
UnitedHealth Group Inc.	86,300	25,454
Allogene Therapeutics, Inc.2	461,000	19,740
Abbott Laboratories	171,000	15,635
Sarepta Therapeutics, Inc.2	94,500	15,152
Eli Lilly and Company	88,000	14,448
Centene Corp.2	202,000	12,837
Illumina, Inc.2	34,000	12,592
Boston Scientific Corp.2	351,000	12,324
HOYA Corp.1	117,000	11,204
DexCom, Inc.2	23,700	9,608
Hikma Pharmaceuticals PLC1	340,000	9,345
AstraZeneca PLC1	83,000	8,652
CSL Ltd.1	35,200	6,978
Insulet Corp.2	28,300	5,498
Regeneron Pharmaceuticals, Inc.2	7,650	4,771
Biogen Inc.2	17,500	4,682
Koninklijke Philips NV (EUR denominated)1,2	100,000	4,657
Hypera SA, ordinary nominative	562,000	3,441
Pfizer Inc.	104,000	3,401
Gilead Sciences, Inc.	32,100	2,470
Merck & Co., Inc.	19,100	1,477
		235,647
Consumer discretionary 9.09%
LVMH Moët Hennessy-Louis Vuitton SE1	74,096	32,454
Home Depot, Inc.	75,500	18,914
Flutter Entertainment PLC (EUR denominated)1	126,077	16,549
Alibaba Group Holding Ltd.1,2	553,000	14,944
General Motors Company	400,000	10,120
Amazon.com, Inc.2	3,400	9,380
GVC Holdings PLC1	920,000	8,429
NIKE, Inc., Class B	80,000	7,844
Levi Strauss & Co., Class A	485,563	6,507
Restaurant Brands International Inc. (CAD denominated)	103,600	5,639
Li Ning Co. Ltd.1	1,685,000	5,356
Naspers Ltd., Class N1	27,000	4,926
adidas AG1,2	18,500	4,840
Royal Caribbean Cruises Ltd.	93,000	4,678
Melco Resorts & Entertainment Ltd. (ADR)	297,000	4,609
Norwegian Cruise Line Holdings Ltd.2	272,700	4,480
Accor SA1,2	163,500	4,436
Strategic Education, Inc.	24,250	3,726
Aston Martin Lagonda Global Holdings PLC1,2	5,345,047	3,265
lululemon athletica inc.2	9,800	3,058
		174,154
Industrials 8.83%
Airbus SE, non-registered shares1,2	607,200	43,208
Lockheed Martin Corp.	66,000	24,085
CCR SA, ordinary nominative	7,680,800	20,480
Safran SA1,2	123,500	12,354
Illinois Tool Works Inc.	54,000	9,442
Rheinmetall AG1	98,800	8,545
Honeywell International Inc.	48,000	6,940

American Funds Insurance Series — Global Growth and Income Fund — Page 43 of 207

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Boeing Company	35,500	$6,507
VAT Group AG1	35,200	6,418
Experian PLC1	171,000	5,964
CSX Corp.	73,000	5,091
Aeroflot - Russian Airlines PJSC1	3,920,000	4,504
PACCAR Inc.	58,600	4,386
Watsco, Inc.	23,500	4,176
Union Pacific Corp.	24,400	4,125
International Consolidated Airlines Group SA (CDI)1	1,035,000	2,842
		169,067
Communication services 7.18%
Alphabet Inc., Class A2	21,800	30,914
Alphabet Inc., Class C2	7,000	9,895
Comcast Corp., Class A	546,000	21,283
Facebook, Inc., Class A2	65,000	14,760
Warner Music Group Corp., Class A2	369,000	10,885
Nintendo Co., Ltd.1	20,000	8,899
Activision Blizzard, Inc.	101,000	7,666
Walt Disney Company	67,000	7,471
New York Times Co., Class A	160,000	6,725
Tencent Holdings Ltd.1	100,000	6,423
SoftBank Corp.1	408,800	5,203
Advanced Info Service PCL, foreign registered1	820,000	4,910
Netflix, Inc.2	5,500	2,503
		137,537
Utilities 7.10%
E.ON SE1	3,644,000	40,969
Enel SpA1	3,539,000	30,489
Ørsted AS1	215,107	24,808
Dominion Energy, Inc.	150,000	12,177
National Grid PLC1	750,000	9,184
Brookfield Infrastructure Partners LP	170,000	6,996
China Resources Gas Group Ltd.1	1,350,000	6,569
American Electric Power Company, Inc.	49,000	3,902
Brookfield Infrastructure Corp., Class A, subordinate voting shares	18,888	861
		135,955
Energy 5.26%
Reliance Industries Ltd.1	1,606,099	36,300
Reliance Industries Ltd., interim shares1,2	107,073	1,131
EOG Resources, Inc.	652,000	33,030
Gazprom PJSC (ADR)1	3,431,000	18,479
Galp Energia, SGPS, SA, Class B1	708,000	8,178
Worley Ltd.1	590,000	3,575
		100,693
Consumer staples 4.04%
Nestlé SA1	315,275	34,830
British American Tobacco PLC1	252,000	9,682
ITC Ltd.1,2	3,410,972	8,821
Keurig Dr Pepper Inc.	235,000	6,674
Philip Morris International Inc.	80,000	5,605
Pernod Ricard SA1	35,000	5,501

American Funds Insurance Series — Global Growth and Income Fund — Page 44 of 207

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Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Reckitt Benckiser Group PLC1	42,000	$3,865
Beyond Meat, Inc.2	18,000	2,412
		77,390
Materials 3.36%
Koninklijke DSM NV1	109,000	15,066
Fortescue Metals Group Ltd.1	1,441,882	13,835
Vale SA, ordinary nominative	1,320,000	13,573
Shin-Etsu Chemical Co., Ltd.1	63,000	7,365
Air Products and Chemicals, Inc.	26,000	6,278
First Quantum Minerals Ltd.	532,600	4,245
Freeport-McMoRan Inc.	340,000	3,934
		64,296
Real estate 2.92%
Alexandria Real Estate Equities, Inc. REIT	103,000	16,712
Digital Realty Trust, Inc. REIT	72,000	10,232
Prologis, Inc. REIT	90,000	8,400
Vonovia SE1,2	104,442	6,398
Iron Mountain Inc. REIT	219,200	5,721
Longfor Group Holdings Ltd.1	1,025,000	4,882
China Overseas Land & Investment Ltd.1	1,166,000	3,521
		55,866
Total common stocks (cost: $1,380,244,000)		1,762,294
Bonds, notes & other debt instruments 1.81% Corporate bonds & notes 1.81% Communication services 1.81%	Principal amount (000)
Sprint Corp. 7.25% 2021	$33,000	34,634
Total bonds, notes & other debt instruments (cost: $32,282,000)		34,634
Short-term securities 6.44% Money market investments 6.44%	Shares
Capital Group Central Cash Fund 0.18%3	1,232,229	123,235
Total short-term securities (cost: $123,219,000)		123,235
Total investment securities 100.27% (cost: $1,535,745,000)		1,920,163
Other assets less liabilities (0.27)%		(5,094)
Net assets 100.00%		$1,915,069

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD7,220	AUD10,500	Standard Chartered Bank	7/10/2020	$(27)

American Funds Insurance Series — Global Growth and Income Fund — Page 45 of 207

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1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $859,944,000, which represented 44.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
USD/$ = U.S. dollars

American Funds Insurance Series — Global Growth and Income Fund — Page 46 of 207

Growth-Income Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 92.90% Information technology 17.83%	Shares	Value (000)
Microsoft Corp.	9,389,500	$1,910,857
Broadcom Inc.	2,606,134	822,522
Intel Corp.	6,447,300	385,742
Mastercard Inc., Class A	1,269,700	375,450
Autodesk, Inc.1	921,000	220,294
Visa Inc., Class A	1,093,800	211,289
Accenture PLC, Class A	890,900	191,294
Adobe Inc.1	375,900	163,633
QUALCOMM Inc.	1,724,252	157,269
ASML Holding NV2	219,000	80,281
ASML Holding NV (New York registered) (ADR)	147,800	54,395
ServiceNow, Inc.1	285,900	115,807
PayPal Holdings, Inc.1	650,000	113,250
Taiwan Semiconductor Manufacturing Company, Ltd.2	10,637,000	112,561
Automatic Data Processing, Inc.	755,000	112,412
Ceridian HCM Holding Inc.1	1,240,574	98,340
CDK Global, Inc.	2,042,800	84,613
Global Payments Inc.	498,100	84,488
Apple Inc.	194,500	70,954
Atlassian Corp. PLC, Class A1	304,800	54,946
MKS Instruments, Inc.	481,000	54,468
Fiserv, Inc.1	536,700	52,393
StoneCo Ltd., Class A1	1,285,500	49,826
Samsung Electronics Co., Ltd.2	1,110,000	49,205
Euronet Worldwide, Inc.1	491,600	47,105
SYNNEX Corp.	367,700	44,039
FleetCor Technologies, Inc.1	167,000	42,006
Micron Technology, Inc.1	760,600	39,186
NetApp, Inc.	873,100	38,739
Amphenol Corp., Class A	386,000	36,983
SAP SE2	239,500	33,337
TE Connectivity Ltd.	391,000	31,886
Texas Instruments Inc.	250,000	31,743
Teradata Corp.1	1,056,057	21,966
Applied Materials, Inc.	337,400	20,396
Trimble Inc.1	413,300	17,850
VeriSign, Inc.1	64,400	13,320
GoDaddy Inc., Class A1	148,600	10,897
		6,055,742
Health care 16.77%
Gilead Sciences, Inc.	11,967,500	920,779
UnitedHealth Group Inc.	2,545,641	750,837
Abbott Laboratories	6,125,669	560,070
Amgen Inc.	2,030,500	478,914
Merck & Co., Inc.	3,038,880	234,997

American Funds Insurance Series — Growth-Income Fund — Page 47 of 207

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Seattle Genetics, Inc.1	1,242,606	$211,144
AstraZeneca PLC2	1,631,800	170,110
AstraZeneca PLC (ADR)	721,200	38,144
Eli Lilly and Company	1,077,600	176,920
Thermo Fisher Scientific Inc.	434,000	157,256
AbbVie Inc.	1,491,936	146,478
GlaxoSmithKline PLC2	6,957,600	140,974
Anthem, Inc.	477,900	125,678
Incyte Corp.1	1,184,600	123,163
Daiichi Sankyo Company, Ltd.2	1,392,000	113,680
Novo Nordisk A/S, Class B2	1,611,056	104,253
Illumina, Inc.1	273,445	101,270
Royalty Pharma PLC, Class A1	1,928,600	93,634
Chugai Pharmaceutical Company, Ltd.2	1,652,700	88,349
Novartis AG2	861,059	74,818
Baxter International Inc.	833,000	71,721
Ultragenyx Pharmaceutical Inc.1	771,000	60,308
Vertex Pharmaceuticals Inc.1	192,000	55,740
PRA Health Sciences, Inc.1	568,500	55,309
PerkinElmer, Inc.	550,000	53,949
Allogene Therapeutics, Inc.1	1,258,500	53,889
Alcon Inc.1,2	885,000	50,707
Cigna Corp.	264,313	49,598
Johnson & Johnson	350,000	49,220
Biohaven Pharmaceutical Holding Co. Ltd.1	618,100	45,189
Medtronic PLC	425,000	38,973
Allakos Inc.1	511,000	36,720
Zimmer Biomet Holdings, Inc.	305,670	36,485
Roche Holding AG, nonvoting, non-registered shares2	93,081	32,228
Gossamer Bio, Inc.1	2,298,900	29,886
AmerisourceBergen Corp.	283,400	28,558
Humana Inc.	65,300	25,320
Karuna Therapeutics, Inc.1	215,600	24,031
Stryker Corp.	133,035	23,972
Edwards Lifesciences Corp.1	330,750	22,858
Neurocrine Biosciences, Inc.1	140,600	17,153
CVS Health Corp.	161,300	10,480
Bluebird Bio, Inc.1	109,400	6,678
Agios Pharmaceuticals, Inc.1	89,350	4,778
		5,695,218
Communication services 14.54%
Facebook, Inc., Class A1	8,465,200	1,922,192
Netflix, Inc.1	1,945,925	885,474
Alphabet Inc., Class C1	296,784	419,537
Alphabet Inc., Class A1	288,980	409,788
Comcast Corp., Class A	10,924,800	425,849
Charter Communications, Inc., Class A1	401,569	204,816
Verizon Communications Inc.	3,001,600	165,478
Electronic Arts Inc.1	768,000	101,414
Activision Blizzard, Inc.	1,246,700	94,625
Tencent Holdings Ltd.2	1,295,500	83,215
Vodafone Group PLC2	39,633,021	63,197
ViacomCBS Inc., Class B	2,666,983	62,194
Cable One, Inc.	33,300	59,102

American Funds Insurance Series — Growth-Income Fund — Page 48 of 207

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
Fox Corp., Class A	1,407,000	$37,736
Walt Disney Company	16,358	1,824
		4,936,441
Industrials 9.14%
Northrop Grumman Corp.	733,200	225,415
BWX Technologies, Inc.	3,880,911	219,815
CSX Corp.	3,131,000	218,356
L3Harris Technologies, Inc.	1,035,500	175,693
Norfolk Southern Corp.	964,300	169,302
Woodward, Inc.	2,086,500	161,808
TransDigm Group Inc.	331,400	146,495
Raytheon Technologies Corp.	2,349,100	144,752
Equifax Inc.	839,600	144,310
Airbus SE, non-registered shares1,2	1,776,890	126,441
Waste Connections, Inc.	1,309,600	122,827
General Dynamics Corp.	747,000	111,647
Carrier Global Corp.	4,980,872	110,675
Lockheed Martin Corp.	274,900	100,317
Meggitt PLC2	24,131,952	87,849
Westinghouse Air Brake Technologies Corp.	1,473,074	84,805
Waste Management, Inc.	767,700	81,307
Union Pacific Corp.	412,677	69,771
Old Dominion Freight Line, Inc.	405,000	68,684
Air Lease Corp., Class A	2,097,300	61,430
Safran SA1,2	539,713	53,989
Fortive Corp.	745,000	50,407
Otis Worldwide Corp.	824,650	46,890
Robert Half International Inc.	757,500	40,019
CAE Inc.	2,294,000	37,208
Caterpillar Inc.	276,600	34,990
Middleby Corp.1	441,000	34,813
Johnson Controls International PLC	966,000	32,979
Fastenal Co.	635,000	27,203
General Electric Co.	3,800,000	25,954
Deere & Company	137,400	21,592
Covanta Holding Corp.	2,019,800	19,370
Cummins Inc.	100,000	17,326
ManpowerGroup Inc.	252,000	17,325
Nielsen Holdings PLC	856,400	12,726
		3,104,490
Financials 8.69%
Intercontinental Exchange, Inc.	3,183,555	291,614
CME Group Inc., Class A	1,779,800	289,289
JPMorgan Chase & Co.	2,584,530	243,101
Aon PLC, Class A	1,214,800	233,970
Marsh & McLennan Companies, Inc.	2,162,201	232,155
Nasdaq, Inc.	1,719,600	205,441
Moody’s Corp.	674,558	185,321
Chubb Ltd.	1,239,153	156,901
Bank of New York Mellon Corp.	3,781,700	146,163
BlackRock, Inc.	213,700	116,272
State Street Corp.	1,485,300	94,391
S&P Global Inc.	281,500	92,749

American Funds Insurance Series — Growth-Income Fund — Page 49 of 207

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
B3 SA - Brasil, Bolsa, Balcao	6,292,000	$63,740
EXOR NV2	955,000	54,451
Truist Financial Corp.	1,308,519	49,135
Arthur J. Gallagher & Co.	475,000	46,308
Power Corp. of Canada, subordinate voting shares	2,625,000	46,173
Kotak Mahindra Bank Ltd.2	2,437,778	43,992
London Stock Exchange Group PLC2	424,000	43,860
Travelers Companies, Inc.	375,000	42,769
Wells Fargo & Company	1,222,300	31,291
Charles Schwab Corp.	879,000	29,657
UniCredit SpA1,2	3,138,000	28,809
American Express Co.	300,000	28,560
Banco Santander, SA2	11,000,000	26,824
PNC Financial Services Group, Inc.	248,900	26,187
Bank of Montreal	468,846	24,955
M&T Bank Corp.	233,600	24,287
Bank of America Corp.	958,500	22,764
UBS Group AG2	1,343,666	15,437
American International Group, Inc.	405,000	12,628
		2,949,194
Consumer discretionary 6.48%
Amazon.com, Inc.1	395,030	1,089,817
Lowe’s Companies, Inc.	1,360,900	183,885
Thor Industries, Inc.	1,289,600	137,381
Home Depot, Inc.	537,000	134,524
General Motors Company	4,141,000	104,767
Hasbro, Inc.	1,150,000	86,193
Booking Holdings Inc.1	47,600	75,795
Hilton Worldwide Holdings Inc.	942,763	69,246
Chipotle Mexican Grill, Inc.1	56,110	59,048
Wyndham Hotels & Resorts, Inc.	1,187,334	50,604
Wynn Resorts, Ltd.	490,966	36,572
Royal Caribbean Cruises Ltd.	682,600	34,335
Marriott International, Inc., Class A	326,000	27,948
NIKE, Inc., Class B	255,000	25,003
Ferrari NV2	110,000	18,743
Newell Brands Inc.	1,137,800	18,068
YUM! Brands, Inc.	205,630	17,871
TJX Companies, Inc.	313,000	15,825
Aptiv PLC	190,000	14,805
		2,200,430
Consumer staples 5.98%
British American Tobacco PLC2	8,069,260	310,032
British American Tobacco PLC (ADR)	479,440	18,612
Keurig Dr Pepper Inc.	8,760,935	248,811
Philip Morris International Inc.	2,743,640	192,219
Carlsberg A/S, Class B2	1,326,568	175,240
Nestlé SA2	1,382,846	152,770
Costco Wholesale Corp.	485,800	147,299
Mondelez International, Inc.	2,867,900	146,636
Lamb Weston Holdings, Inc.	1,877,766	120,046
Reckitt Benckiser Group PLC2	1,235,000	113,655
Coca-Cola Company	1,717,500	76,738

American Funds Insurance Series — Growth-Income Fund — Page 50 of 207

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Company	503,178	$60,165
Estée Lauder Companies Inc., Class A	228,000	43,019
Diageo PLC2	1,220,000	40,497
Herbalife Nutrition Ltd.1	849,000	38,188
Church & Dwight Co., Inc.	446,400	34,507
PepsiCo, Inc.	228,419	30,211
General Mills, Inc.	428,800	26,435
Walgreens Boots Alliance, Inc.	509,200	21,585
Kraft Heinz Company	567,200	18,088
Constellation Brands, Inc., Class A	100,700	17,617
		2,032,370
Materials 4.13%
Celanese Corp.	2,996,633	258,729
Linde PLC	892,800	189,372
LyondellBasell Industries NV	2,453,100	161,218
International Flavors & Fragrances Inc.	1,075,000	131,644
Vale SA, ordinary nominative (ADR)	9,206,039	94,914
Vale SA, ordinary nominative	3,404,848	35,012
Dow Inc.	2,859,700	116,561
Air Products and Chemicals, Inc.	312,100	75,360
Barrick Gold Corp.	2,373,000	63,929
Rio Tinto PLC2	1,020,655	57,432
Freeport-McMoRan Inc.	4,073,000	47,125
Centerra Gold Inc.	2,917,909	32,562
Mosaic Co.	2,522,400	31,555
PPG Industries, Inc.	295,550	31,346
Sherwin-Williams Company	54,100	31,262
DuPont de Nemours Inc.	459,700	24,424
Asahi Kasei Corp.2	2,392,300	19,436
		1,401,881
Energy 3.74%
Chevron Corp.	2,625,200	234,247
EOG Resources, Inc.	3,015,400	152,760
Canadian Natural Resources, Ltd. (CAD denominated)	8,803,800	152,718
Exxon Mobil Corp.	3,224,200	144,186
Enbridge Inc. (CAD denominated)	4,592,362	139,638
ConocoPhillips	2,511,910	105,550
Baker Hughes Co., Class A	5,454,600	83,946
Equitrans Midstream Corp.	8,625,300	71,676
Schlumberger Ltd.	2,727,900	50,166
TC Energy Corp. (CAD denominated)	1,168,019	49,901
Concho Resources Inc.	653,000	33,630
Royal Dutch Shell PLC, Class B (ADR)	978,300	29,789
Royal Dutch Shell PLC, Class A (ADR)	13,204	432
BP PLC2	3,203,542	12,175
TOTAL SA2	167,275	6,371
Tullow Oil PLC2	3,674,051	1,440
Weatherford International1	128,424	253
		1,268,878

American Funds Insurance Series — Growth-Income Fund — Page 51 of 207

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Common stocks (continued) Utilities 2.88%	Shares	Value (000)
CenterPoint Energy, Inc.3	11,210,255	$209,296
CenterPoint Energy, Inc.	1,111,000	20,742
Sempra Energy	1,357,700	159,163
Edison International	2,345,350	127,376
E.ON SE2	7,377,310	82,941
Enel SpA2	8,712,341	75,058
AES Corp.	5,023,200	72,786
American Electric Power Company, Inc.	876,600	69,813
Exelon Corp.	1,615,600	58,630
Public Service Enterprise Group Inc.	686,500	33,748
Xcel Energy Inc.	444,800	27,800
CMS Energy Corp.	350,000	20,447
PG&E Corp.1	2,111,900	18,733
		976,533
Real estate 2.72%
Equinix, Inc. REIT	555,418	390,070
Crown Castle International Corp. REIT	1,418,300	237,353
American Tower Corp. REIT	435,300	112,542
Digital Realty Trust, Inc. REIT	645,000	91,661
SBA Communications Corp. REIT	210,000	62,563
MGM Growth Properties LLC REIT, Class A	1,096,000	29,822
		924,011
Total common stocks (cost: $22,200,125,000)		31,545,188
Convertible stocks 0.92% Health care 0.39%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	65,372	70,185
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	50,000	62,344
		132,529
Real estate 0.27%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	62,000	92,088
Information technology 0.26%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	78,400	87,365
Total convertible stocks (cost: $268,527,000)		311,982
Bonds, notes & other debt instruments 0.12% Corporate bonds & notes 0.12% Consumer discretionary 0.09%	Principal amount (000)
Carnival Corp. 11.50% 20233	$ 27,790	30,081
General Motors Financial Co. 4.30% 2025	160	167
General Motors Financial Co. 5.25% 2026	827	902
		31,150
Industrials 0.02%
Boeing Co. 4.875% 2025	4,706	5,129

American Funds Insurance Series — Growth-Income Fund — Page 52 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy 0.01%	Principal amount (000)	Value (000)
Weatherford International PLC 11.00% 20243	$5,280	$3,696
Total corporate bonds & notes		39,975
Total bonds, notes & other debt instruments (cost: $38,346,000)		39,975
Short-term securities 6.14% Money market investments 6.14%	Shares
Capital Group Central Cash Fund 0.18%4	20,848,370	2,085,046
Total short-term securities (cost: $2,084,942,000)		2,085,046
Total investment securities 100.08% (cost: $24,591,940,000)		33,982,191
Other assets less liabilities (0.08)%		(27,852)
Net assets 100.00%		$33,954,339

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,744,357,000, which represented 8.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $243,073,000, which represented .72% of the net assets of the fund.
4	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

American Funds Insurance Series — Growth-Income Fund — Page 53 of 207

International Growth and Income Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 88.70% Financials 18.26%	Shares	Value (000)
HDFC Bank Ltd.1	2,457,600	$35,032
Zurich Insurance Group AG1	92,200	32,470
AIA Group Ltd.1	2,338,600	21,766
Banco Santander, SA1	8,856,538	21,597
ING Groep NV1	2,789,300	19,377
Insurance Australia Group Ltd.1	3,666,000	14,654
B3 SA - Brasil, Bolsa, Balcao	1,302,000	13,190
Sberbank of Russia PJSC (ADR)1,2	999,000	11,350
Sony Financial Holdings Inc.1	410,400	9,877
Moscow Exchange MICEX-RTS PJSC1	5,665,000	9,007
Haci Ömer Sabanci Holding AS1	6,520,900	8,788
BNP Paribas SA1,2	215,000	8,523
DBS Group Holdings Ltd.1	558,000	8,347
Ping An Insurance (Group) Company of China, Ltd., Class H1	690,500	6,896
PICC Property and Casualty Co. Ltd., Class H1	7,905,000	6,503
UniCredit SpA1,2	630,000	5,784
Great-West Lifeco Inc. (CAD denominated)	248,102	4,349
		237,510
Industrials 14.69%
Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,361
Aena SME, SA, non-registered shares1,2	121,450	16,168
Airbus SE, non-registered shares1,2	216,160	15,382
ASSA ABLOY AB, Class B1	681,100	13,829
SAAB AB, Class B1,2	510,000	12,711
Singapore Technologies Engineering Ltd1	5,270,000	12,506
Deutsche Post AG1,2	342,000	12,476
Recruit Holdings Co., Ltd.1	350,100	11,968
Airports of Thailand PCL, foreign registered1	5,250,000	10,297
Komatsu Ltd.1	445,000	9,098
Adani Ports & Special Economic Zone Ltd.1	1,975,327	9,091
Ryanair Holdings PLC (ADR)2	136,000	9,022
Alliance Global Group, Inc.1,2	58,340,900	7,989
GT Capital Holdings, Inc.1	797,142	7,307
ALD SA1	513,000	5,065
SMC Corp.1	9,400	4,798
International Container Terminal Services, Inc.1	1,000,000	2,070
		191,138
Health care 12.55%
Novartis AG1	502,545	43,667
Daiichi Sankyo Company, Ltd.1	453,000	36,995
Takeda Pharmaceutical Company, Ltd.1	518,353	18,500
Fresenius SE & Co. KGaA1,2	283,701	14,004
Chugai Pharmaceutical Company, Ltd.1	228,900	12,236
Aier Eye Hospital Group Co., Ltd., Class A1	1,784,955	11,008

American Funds Insurance Series — International Growth and Income Fund — Page 54 of 207

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Teva Pharmaceutical Industries Ltd. (ADR)2	662,000	$8,162
HOYA Corp.1	85,000	8,140
GlaxoSmithKline PLC1	386,500	7,831
Alcon Inc.1,2	48,672	2,789
NMC Health PLC1,2,3	304,610	4
		163,336
Consumer discretionary 11.14%
Sony Corp.1	498,900	34,165
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	21,024
GVC Holdings PLC1	1,975,100	18,097
Galaxy Entertainment Group Ltd.1	2,365,000	16,058
Kering SA1	29,000	15,752
Taylor Wimpey PLC1	7,352,400	12,971
Alibaba Group Holding Ltd.1,2	430,800	11,641
Flutter Entertainment PLC (GBP denominated)1	73,000	9,573
Prosus NV1,2	61,000	5,661
		144,942
Utilities 9.15%
E.ON SE1	3,629,500	40,806
SSE PLC1	1,320,450	22,295
ENN Energy Holdings Ltd.1	1,658,000	18,621
National Grid PLC1	887,664	10,870
Ørsted AS1	92,807	10,703
Iberdrola, SA, non-registered shares1	807,869	9,357
CLP Holdings Ltd.1	355,500	3,481
Guangdong Investment Ltd.1	1,738,000	2,983
		119,116
Communication services 6.65%
SoftBank Group Corp.1	580,800	29,265
Yandex NV, Class A2	470,000	23,509
Tencent Holdings Ltd.1	297,700	19,123
Rightmove PLC1	1,290,000	8,718
Nippon Telegraph and Telephone Corp.1	251,600	5,857
		86,472
Information technology 4.03%
SUMCO Corp.1	1,230,000	18,830
ASML Holding NV1	47,800	17,522
Taiwan Semiconductor Manufacturing Company, Ltd.1	1,520,000	16,085
		52,437
Consumer staples 3.89%
British American Tobacco PLC1	548,402	21,070
Imperial Brands PLC1	557,516	10,617
Treasury Wine Estates Ltd.1	1,152,442	8,343
Pernod Ricard SA1	39,400	6,192
Kirin Holdings Company, Ltd.1	209,500	4,418
		50,640

American Funds Insurance Series — International Growth and Income Fund — Page 55 of 207

unaudited

Common stocks (continued) Materials 3.83%	Shares	Value (000)
Rio Tinto PLC1	243,800	$13,719
UPL Ltd.1,2	2,118,000	11,961
Air Liquide SA, non-registered shares1	79,200	11,412
Akzo Nobel NV1	93,955	8,406
Vale SA, ordinary nominative (ADR)	424,300	4,374
		49,872
Real estate 2.80%
Sun Hung Kai Properties Ltd.1	1,241,000	15,816
CK Asset Holdings Ltd.1	2,626,000	15,615
China Resources Land Ltd.1	1,308,000	4,943
		36,374
Energy 1.71%
Royal Dutch Shell PLC, Class A (GBP denominated)1	346,500	5,514
Royal Dutch Shell PLC, Class B1	138,000	2,088
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	4,727
Canadian Natural Resources, Ltd.	92,000	1,604
Cenovus Energy Inc.	935,000	4,373
TOTAL SA1	102,334	3,898
		22,204
Total common stocks (cost: $1,056,951,000)		1,154,041
Preferred securities 0.50% Energy 0.50%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	741,700	5,911
Petróleo Brasileiro SA (Petrobras), preferred nominative	143,000	567
Total preferred securities (cost: $5,126,000)		6,478
Rights & warrants 0.62% Health care 0.62%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,4	958,500	5,734
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 20211,2,4	382,799	2,290
Total rights & warrants (cost: $8,134,000)		8,024
Bonds, notes & other debt instruments 0.66% Bonds & notes of governments & government agencies outside the U.S. 0.37%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	4,738
Corporate bonds & notes 0.29% Health care 0.29%
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	951
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	978
Valeant Pharmaceuticals International, Inc. 6.125% 20254	1,865	1,894
Total corporate bonds & notes		3,823
Total bonds, notes & other debt instruments (cost: $9,513,000)		8,561

American Funds Insurance Series — International Growth and Income Fund — Page 56 of 207

unaudited

Short-term securities 9.32% Money market investments 9.32%	Shares	Value (000)
Capital Group Central Cash Fund 0.18%5	1,213,278	$121,340
Total short-term securities (cost: $121,328,000)		121,340
Total investment securities 99.80% (cost: $1,201,052,000)		1,298,444
Other assets less liabilities 0.20%		2,540
Net assets 100.00%		$1,300,984

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,088,755,000, which represented 83.69% of the net assets of the fund. This amount includes $1,080,727,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Value determined using significant unobservable inputs.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,918,000, which represented .76% of the net assets of the fund.
5	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
GBP = British pounds

American Funds Insurance Series — International Growth and Income Fund — Page 57 of 207

Capital Income Builder®

Investment portfolio

June 30, 2020

unaudited

Common stocks 70.00% Health care 11.51%	Shares	Value (000)
Gilead Sciences, Inc.	302,403	$23,267
AbbVie Inc.	225,462	22,136
Amgen Inc.	75,995	17,924
GlaxoSmithKline PLC1	865,174	17,530
Novartis AG1	152,562	13,256
AstraZeneca PLC1	52,858	5,510
AstraZeneca PLC (ADR)	11,454	606
Merck & Co., Inc.	42,152	3,260
Abbott Laboratories	26,664	2,438
Roche Holding AG, nonvoting, non-registered shares1	5,376	1,861
Royalty Pharma PLC, Class A2	24,430	1,186
Eli Lilly and Company	4,733	777
Pfizer Inc.	23,043	754
Alcon Inc.1,2	3,380	194
		110,699
Consumer staples 9.86%
British American Tobacco PLC1	550,162	21,138
Philip Morris International Inc.	262,907	18,419
Coca-Cola Company	207,076	9,252
General Mills, Inc.	130,025	8,016
Nestlé SA1	58,460	6,458
Altria Group, Inc.	131,620	5,166
Imperial Brands PLC1	204,643	3,897
Unilever PLC1	70,620	3,808
Carlsberg A/S, Class B1	19,723	2,605
Danone SA1,2	36,201	2,502
Kellogg Co.	29,948	1,978
Diageo PLC1	50,410	1,673
Procter & Gamble Company	12,521	1,497
Kimberly-Clark Corp.	9,918	1,402
Anheuser-Busch InBev SA/NV1	22,921	1,130
Japan Tobacco Inc.1,3	59,800	1,110
Vector Group Ltd.	95,645	962
ITC Ltd.1,2	354,284	916
Reckitt Benckiser Group PLC1	9,773	899
Kraft Heinz Company	18,141	579
PepsiCo, Inc.	4,295	568
Kirin Holdings Company, Ltd.1	22,000	464
Convenience Retail Asia Ltd.1	502,000	237
Treasury Wine Estates Ltd.1	16,234	118
		94,794

American Funds Insurance Series — Capital Income Builder — Page 58 of 207

unaudited

Common stocks (continued) Utilities 9.02%	Shares	Value (000)
Dominion Energy, Inc.	177,399	$14,401
National Grid PLC1	720,349	8,821
Iberdrola, SA, non-registered shares1	716,931	8,304
E.ON SE1	734,500	8,258
SSE PLC1	443,987	7,496
EDP - Energias de Portugal, SA1	1,291,886	6,161
Enel SpA1	619,762	5,339
Duke Energy Corp.	53,651	4,286
Consolidated Edison, Inc.	45,402	3,266
DTE Energy Company	28,194	3,031
Naturgy Energy Group, SA1	130,836	2,432
Southern Co.	40,253	2,087
Edison International	35,605	1,934
Exelon Corp.	42,957	1,559
Public Service Enterprise Group Inc.	23,552	1,158
CLP Holdings Ltd.1	117,000	1,146
American Electric Power Company, Inc.	14,177	1,129
Engie SA1,2	74,034	914
Guangdong Investment Ltd.1	508,000	872
Power Assets Holdings Ltd.1	130,000	706
Centrica PLC1	1,447,984	690
Infratil Ltd.1	178,412	540
Keppel Infrastructure Trust1	1,354,800	529
AES Corp.	34,651	502
Ratch Group PCL, foreign registered1	237,500	479
Sempra Energy	3,664	429
CK Infrastructure Holdings Ltd.1	38,000	196
ENN Energy Holdings Ltd.1	2,100	23
		86,688
Financials 9.00%
Zurich Insurance Group AG1	25,819	9,093
CME Group Inc., Class A	41,952	6,819
Münchener Rückversicherungs-Gesellschaft AG1	20,578	5,340
Truist Financial Corp.	139,222	5,228
JPMorgan Chase & Co.	50,001	4,703
Ping An Insurance (Group) Company of China, Ltd., Class H1	405,500	4,050
Ping An Insurance (Group) Company of China, Ltd., Class A1	63,300	639
DBS Group Holdings Ltd.1	312,400	4,673
Hong Kong Exchanges and Clearing Ltd.1	101,600	4,330
PNC Financial Services Group, Inc.	36,195	3,808
Toronto-Dominion Bank (CAD denominated)	75,644	3,376
Great-West Lifeco Inc. (CAD denominated)	166,857	2,925
State Street Corp.	45,971	2,921
Principal Financial Group, Inc.	60,469	2,512
BOC Hong Kong (Holdings) Ltd.1	706,000	2,242
Royal Bank of Canada	32,848	2,229
Power Corp. of Canada, subordinate voting shares	121,241	2,133
QBE Insurance Group Ltd.1	332,867	2,046
China Pacific Insurance (Group) Co., Ltd., Class H1	691,800	1,850
Sampo Oyj, Class A1	52,537	1,805
Travelers Companies, Inc.	12,575	1,434
East West Bancorp, Inc.	38,023	1,378
Bank of Montreal	24,417	1,300
BNP Paribas SA1,2	32,313	1,281

American Funds Insurance Series — Capital Income Builder — Page 59 of 207

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Moscow Exchange MICEX-RTS PJSC1	763,303	$1,214
Banca Mediolanum SpA1	161,301	1,156
Svenska Handelsbanken AB, Class A1,2	85,341	809
The Blackstone Group Inc., Class A	12,028	681
Intesa Sanpaolo SpA1,2	311,377	595
KeyCorp	47,197	575
Banco Santander, SA1	220,957	539
Everest Re Group, Ltd.	2,578	532
B3 SA - Brasil, Bolsa, Balcao	51,680	524
Marsh & McLennan Companies, Inc.	4,792	514
China Merchants Bank Co., Ltd., Class H1	86,000	396
Bank of New York Mellon Corp.	9,108	352
Euronext NV1	3,145	315
Wells Fargo & Company	8,410	215
		86,532
Information technology 8.08%
Broadcom Inc.	84,199	26,574
Microsoft Corp.	96,458	19,630
Taiwan Semiconductor Manufacturing Company, Ltd.1	790,800	8,368
Intel Corp.	82,778	4,953
International Business Machines Corp.	21,863	2,640
QUALCOMM Inc.	25,679	2,342
Western Union Company	101,801	2,201
Vanguard International Semiconductor Corp.1	702,700	1,850
Paychex, Inc.	24,003	1,818
KLA Corp.	6,688	1,301
NetApp, Inc.	28,643	1,271
Delta Electronics, Inc.1	204,200	1,165
Apple Inc.	2,786	1,016
Maxim Integrated Products, Inc.	13,028	790
Texas Instruments Inc.	4,715	599
Globalwafers Co., Ltd.1	35,000	477
VTech Holdings Ltd.1	63,171	380
Cisco Systems, Inc.	7,042	328
		77,703
Real estate 6.15%
Crown Castle International Corp. REIT	117,596	19,680
Digital Realty Trust, Inc. REIT	37,881	5,383
CK Asset Holdings Ltd.1	891,000	5,298
Link Real Estate Investment Trust REIT1	500,000	4,080
VICI Properties Inc. REIT	141,664	2,860
American Tower Corp. REIT	10,626	2,747
Gaming and Leisure Properties, Inc. REIT	68,905	2,384
TAG Immobilien AG1	97,689	2,327
Simon Property Group, Inc. REIT	28,885	1,975
Federal Realty Investment Trust REIT	21,997	1,875
Longfor Group Holdings Ltd.1	342,000	1,629
Charter Hall Group REIT1	170,113	1,157
Lamar Advertising Co. REIT, Class A	15,866	1,059
Daito Trust Construction Co., Ltd.1	11,500	1,057
Essex Property Trust, Inc. REIT	4,338	994
Equity Residential REIT	16,272	957
Sun Hung Kai Properties Ltd.1	57,755	736

American Funds Insurance Series — Capital Income Builder — Page 60 of 207

unaudited

Common stocks (continued) Real estate (continued)	Shares	Value (000)
Americold Realty Trust REIT	18,182	$660
China Overseas Land & Investment Ltd.1	207,000	625
Nexity SA, Class A, non-registered shares1	18,129	586
Embassy Office Parks REIT1	73,800	333
MGM Growth Properties LLC REIT, Class A	11,851	323
China Resources Land Ltd.1	66,000	250
Unibail-Rodamco-Westfield REIT, non-registered shares1	2,655	149
		59,124
Energy 4.40%
Chevron Corp.	108,909	9,718
TC Energy Corp. (CAD denominated)	133,253	5,693
TC Energy Corp.	36,765	1,576
Enbridge Inc. (CAD denominated)	216,401	6,580
Exxon Mobil Corp.	96,510	4,316
Canadian Natural Resources, Ltd. (CAD denominated)	167,785	2,910
TOTAL SA1,3	73,469	2,798
BP PLC1	577,222	2,194
EOG Resources, Inc.	38,707	1,961
Royal Dutch Shell PLC, Class B1	93,784	1,419
Royal Dutch Shell PLC, Class B (ADR)	7,346	224
Equitrans Midstream Corp.	189,014	1,571
ConocoPhillips	22,130	930
Inter Pipeline Ltd.	39,758	370
		42,260
Communication services 4.26%
Verizon Communications Inc.	143,888	7,933
BCE Inc. (CAD denominated)	179,328	7,479
Nippon Telegraph and Telephone Corp.1	208,800	4,861
HKT Trust and HKT Ltd., units1	2,703,240	3,974
Comcast Corp., Class A	100,180	3,905
Koninklijke KPN NV1	1,321,226	3,499
Vodafone Group PLC1	1,935,859	3,087
AT&T Inc.	55,622	1,681
TELUS Corp.	54,220	909
ITV PLC1	703,571	650
KT Corp. (ADR)	64,508	628
Singapore Telecommunications Ltd.1	298,300	528
ProSiebenSat.1 Media SE1,2	43,765	520
HKBN Ltd.1	220,500	386
CenturyLink, Inc.	34,572	347
Bharti Infratel Ltd.1	103,437	304
Zegona Communications PLC1	159,592	225
		40,916
Industrials 3.74%
United Parcel Service, Inc., Class B	63,582	7,069
Raytheon Technologies Corp.	80,975	4,990
Deutsche Post AG1,2	90,390	3,297
VINCI SA1,3	29,488	2,712
Singapore Technologies Engineering Ltd1	998,000	2,368
BAE Systems PLC1	358,750	2,146
Union Pacific Corp.	9,767	1,651
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares1	88,477	1,648

American Funds Insurance Series — Capital Income Builder — Page 61 of 207

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Trinity Industries, Inc.	76,435	$1,627
BOC Aviation Ltd.1	198,100	1,272
Caterpillar Inc.	9,691	1,226
RELX PLC1	37,797	875
Stanley Black & Decker, Inc.	6,263	873
CCR SA, ordinary nominative	309,217	825
ABB Ltd1	26,507	596
Lockheed Martin Corp.	1,357	495
ALD SA1,3	49,754	491
ComfortDelGro Corp., Ltd.1	427,200	446
Cummins Inc.	2,286	396
I.M.A. Industria Macchine Automatiche SpA1,2	5,882	353
General Dynamics Corp.	2,200	329
Melrose Industries PLC1	186,024	262
		35,947
Materials 2.91%
Dow Inc.	181,570	7,401
BHP Group PLC1	189,623	3,893
Rio Tinto PLC1	62,671	3,527
BASF SE1	58,862	3,289
LyondellBasell Industries NV	34,010	2,235
Nutrien Ltd.	47,004	1,509
Evonik Industries AG1	53,433	1,354
Air Products and Chemicals, Inc.	5,145	1,242
Amcor PLC (CDI)1	95,792	965
Asahi Kasei Corp.1	116,400	946
Givaudan SA1	155	577
CRH PLC1	9,968	341
Nexa Resources SA	47,041	312
Linde PLC	1,287	273
WestRock Co.	4,545	128
		27,992
Consumer discretionary 1.07%
McDonald’s Corp.	9,941	1,834
Kering SA1	3,376	1,834
Hasbro, Inc.	20,186	1,513
Home Depot, Inc.	4,073	1,020
Sands China Ltd.1	244,400	956
Gree Electric Appliances, Inc. of Zhuhai, Class A1	104,038	836
LVMH Moët Hennessy-Louis Vuitton SE1	1,824	799
Industria de Diseño Textil, SA1	20,446	541
Hyundai Motor Co.1	3,704	304
Midea Group Co., Ltd., Class A1	26,900	228
Cie. Financière Richemont SA, Class A1	3,558	227
General Motors Company	7,681	194
		10,286
Total common stocks (cost: $613,582,000)		672,941

American Funds Insurance Series — Capital Income Builder — Page 62 of 207

unaudited

Preferred securities 0.09% Information technology 0.09%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares1	20,700	$808
Total preferred securities (cost: $689,000)		808
Rights & warrants 0.00% Energy 0.00%
Ultra Petroleum Corp., warrants, expire 20252	1,750	—4
Total rights & warrants (cost: $0)		—4
Convertible stocks 1.36% Utilities 0.44%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	17,012	1,663
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	27,385	1,329
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	912
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	6,400	310
		4,214
Information technology 0.42%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	3,638	4,054
Health care 0.18%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	1,595	1,713
Industrials 0.15%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	16,500	1,476
Real estate 0.15%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	968	1,438
Consumer discretionary 0.02%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	200
Total convertible stocks (cost: $12,012,000)		13,095
Convertible bonds & notes 0.06% Consumer discretionary 0.06%	Principal amount (000)
Carnival Corp., convertible notes, 5.75% 20235	$ 110	177
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 20235	392	367
Total convertible bonds & notes (cost: $541,000)		544

American Funds Insurance Series — Capital Income Builder — Page 63 of 207

unaudited

Bonds, notes & other debt instruments 24.34% U.S. Treasury bonds & notes 8.96% U.S. Treasury 8.11%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$20,800	$20,788
U.S. Treasury 0.125% 2022	3,200	3,198
U.S. Treasury 0.125% 2022	1,750	1,749
U.S. Treasury 0.25% 2025	2,758	2,753
U.S. Treasury 0.375% 2025	13,757	13,819
U.S. Treasury 2.00% 20256	13,200	14,334
U.S. Treasury 1.875% 2026	6,300	6,849
U.S. Treasury 2.00% 20266	2,800	3,074
U.S. Treasury 0.50% 2027	3,800	3,805
U.S. Treasury 0.625% 2030	1,200	1,196
U.S. Treasury 1.125% 20406	2,400	2,377
U.S. Treasury 2.00% 20506	3,550	4,064
		78,006
U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Security 0.125% 20257	4,070	4,271
U.S. Treasury Inflation-Protected Security 0.125% 20307	2,193	2,371
U.S. Treasury Inflation-Protected Security 0.25% 20506,7	1,347	1,514
		8,156
Total U.S. Treasury bonds & notes		86,162
Mortgage-backed obligations 7.22% Federal agency mortgage-backed obligations 6.75%
Fannie Mae Pool #695412 5.00% 20338	—4	—4
Fannie Mae Pool #MA4042 2.00% 20358	15,895	16,458
Fannie Mae Pool #AD3566 5.00% 20358	2	2
Fannie Mae Pool #AC0794 5.00% 20398	10	11
Fannie Mae Pool #931768 5.00% 20398	2	2
Fannie Mae Pool #AE0311 3.50% 20408	22	23
Fannie Mae Pool #932606 5.00% 20408	5	6
Fannie Mae Pool #AJ1873 4.00% 20418	9	9
Fannie Mae Pool #AE1248 5.00% 20418	13	14
Fannie Mae Pool #AE1274 5.00% 20418	10	11
Fannie Mae Pool #AE1277 5.00% 20418	5	6
Fannie Mae Pool #AE1283 5.00% 20418	3	4
Fannie Mae Pool #AE1290 5.00% 20428	8	9
Fannie Mae Pool #AL3829 3.50% 20438	75	82
Fannie Mae Pool #AT7161 3.50% 20438	35	38
Fannie Mae Pool #AR1512 3.50% 20438	15	17
Fannie Mae Pool #AT0412 3.50% 20438	8	9
Fannie Mae Pool #AT3954 3.50% 20438	5	5
Fannie Mae Pool #AT0300 3.50% 20438	3	3
Fannie Mae Pool #AX8521 3.50% 20448	7	8
Fannie Mae Pool #AY1829 3.50% 20448	5	6
Fannie Mae Pool #AW8240 3.50% 20448	1	1
Fannie Mae Pool #BE5017 3.50% 20458	43	46
Fannie Mae Pool #BE5009 3.50% 20458	40	43
Fannie Mae Pool #BE8740 3.50% 20478	39	42
Fannie Mae Pool #BE8742 3.50% 20478	11	12
Fannie Mae Pool #BH2848 3.50% 20478	7	7
Fannie Mae Pool #BH2847 3.50% 20478	5	6
Fannie Mae Pool #BH2846 3.50% 20478	5	6
Fannie Mae Pool #BJ5015 4.00% 20478	99	109

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH3122 4.00% 20478	$3	$3
Fannie Mae Pool #BJ4901 3.50% 20488	23	25
Fannie Mae Pool #CA2850 4.00% 20488	109	122
Fannie Mae Pool #BK6840 4.00% 20488	65	71
Fannie Mae Pool #BK5232 4.00% 20488	45	49
Fannie Mae Pool #BK9743 4.00% 20488	18	20
Fannie Mae Pool #CA2804 4.50% 20488	997	1,072
Fannie Mae Pool #BK7665 4.50% 20488	438	487
Fannie Mae Pool #BK0951 4.50% 20488	322	359
Fannie Mae Pool #BK9761 4.50% 20488	24	27
Fannie Mae Pool #CA4151 3.50% 20498	351	387
Fannie Mae Pool #FM1062 3.50% 20498	338	370
Fannie Mae Pool #FM1443 3.50% 20498	284	310
Fannie Mae Pool #BJ8411 3.50% 20498	81	88
Fannie Mae Pool #MA3747 4.50% 20498	906	974
Fannie Mae Pool #CA5540 3.00% 20508	5,581	5,932
Freddie Mac Pool #Q18236 3.50% 20438	33	36
Freddie Mac Pool #Q19133 3.50% 20438	20	22
Freddie Mac Pool #Q17696 3.50% 20438	19	20
Freddie Mac Pool #Q15874 4.00% 20438	2	2
Freddie Mac Pool #Q28558 3.50% 20448	106	116
Freddie Mac Pool #Q52069 3.50% 20478	58	64
Freddie Mac Pool #Q51622 3.50% 20478	45	49
Freddie Mac Pool #Q47615 3.50% 20478	38	41
Freddie Mac Pool #Q55056 3.50% 20488	74	80
Freddie Mac Pool #Q54709 3.50% 20488	40	44
Freddie Mac Pool #Q54701 3.50% 20488	38	42
Freddie Mac Pool #Q54782 3.50% 20488	36	39
Freddie Mac Pool #Q54781 3.50% 20488	33	36
Freddie Mac Pool #Q56591 3.50% 20488	29	31
Freddie Mac Pool #Q54700 3.50% 20488	29	31
Freddie Mac Pool #ZS4784 3.50% 20488	29	30
Freddie Mac Pool #Q55060 3.50% 20488	23	25
Freddie Mac Pool #Q56590 3.50% 20488	21	23
Freddie Mac Pool #Q56589 3.50% 20488	18	20
Freddie Mac Pool #Q54698 3.50% 20488	15	17
Freddie Mac Pool #Q54699 3.50% 20488	14	16
Freddie Mac Pool #Q54831 3.50% 20488	11	12
Freddie Mac Pool #G67711 4.00% 20488	528	584
Freddie Mac Pool #Q56599 4.00% 20488	72	80
Freddie Mac Pool #Q56576 4.00% 20488	52	55
Freddie Mac Pool #Q56175 4.00% 20488	47	52
Freddie Mac Pool #Q55971 4.00% 20488	43	48
Freddie Mac Pool #Q55970 4.00% 20488	21	23
Freddie Mac Pool #Q58411 4.50% 20488	146	163
Freddie Mac Pool #Q58436 4.50% 20488	58	66
Freddie Mac Pool #Q58378 4.50% 20488	57	62
Freddie Mac Pool #Q57242 4.50% 20488	43	46
Freddie Mac Pool #RA1580 3.50% 20498	240	264
Freddie Mac Pool #RA1463 3.50% 20498	236	261
Freddie Mac Pool #QA0284 3.50% 20498	161	176
Freddie Mac Pool #QA2748 3.50% 20498	32	35
Freddie Mac Pool #SD8027 4.50% 20498	754	810
Freddie Mac Pool #SD7512 3.00% 20508	7,699	8,199

American Funds Insurance Series — Capital Income Builder — Page 65 of 207

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 20568,9	$429	$458
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20568	422	453
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20568,9	217	232
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20578,9	166	182
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20578	135	152
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20578	41	44
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 20588	1,544	1,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20588	804	876
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 20588	39	42
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20588	16	18
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20288	1,587	1,733
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 20298	2,284	2,414
Government National Mortgage Assn. 4.50% 20498	2,061	2,203
Government National Mortgage Assn. Pool #MA5877 4.50% 20498	226	242
Government National Mortgage Assn. Pool #MA6542 3.50% 20508	45	48
Government National Mortgage Assn. Pool #694836 5.662% 20598	1	1
Government National Mortgage Assn. Pool #725975 5.46% 20608	—4	—4
Government National Mortgage Assn. Pool #765152 4.14% 20618	—4	—4
Government National Mortgage Assn. Pool #721640 4.81% 20618	—4	—4
Government National Mortgage Assn. Pool #766524 4.079% 20628	2	2
Government National Mortgage Assn. Pool #766525 4.298% 20628	2	2
Government National Mortgage Assn. Pool #777452 4.071% 20638	14	14
Government National Mortgage Assn. Pool #767639 4.219% 20638	16	16
Government National Mortgage Assn. Pool #AA1709 4.472% 20638	22	22
Government National Mortgage Assn. Pool #725893 5.20% 20648	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 20648	3	4
Uniform Mortgage-Backed Security 2.50% 20358,10	2,750	2,874
Uniform Mortgage-Backed Security 3.00% 20358,10	1,375	1,445
Uniform Mortgage-Backed Security 3.50% 20508,10	10,080	10,601
		64,838
Collateralized mortgage-backed obligations (privately originated) 0.46%
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20295,8,9	354	356
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20605,8,9	100	101
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20305,8,9	758	763
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20495,8	92	92
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 20295,8,9	195	196
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20595,8,9	227	227
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20595,8,9	207	207
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.935% 20525,8,9	1,000	998
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 20625,8,9	67	70
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20285,8,9	29	29
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 20295,8,9	103	104
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20295,8,9	81	81
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20565,8,9	130	132
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20575,8,9	268	278
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20575,8,9	178	184
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20575,8,9	139	143
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20585,8,9	302	320
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 20585,8,9	147	155
		4,436

American Funds Insurance Series — Capital Income Builder — Page 66 of 207

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.01%	Principal amount (000)	Value (000)
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.435% 20495,8,9	$150	$138
Total mortgage-backed obligations		69,412
Corporate bonds & notes 6.98% Utilities 1.01%
AEP Transmission Co. LLC 3.15% 2049	60	65
AEP Transmission Co. LLC 3.80% 2049	45	53
AEP Transmission Co. LLC 3.65% 2050	75	87
AES Corp. 3.30% 20255	175	181
Ameren Corp. 2.50% 2024	600	637
American Electric Power Co., Inc. 3.65% 2021	300	313
Berkshire Hathaway Energy Co. 4.05% 20255	225	257
CenterPoint Energy, Inc. 3.85% 2024	100	109
CenterPoint Energy, Inc. 2.95% 2030	345	367
Connecticut Light and Power Co. 3.20% 2027	445	491
Consumers Energy Co. 3.10% 2050	159	178
Duke Energy Florida, LLC 2.50% 2029	430	466
Edison International 3.55% 2024	375	396
Edison International 5.75% 2027	158	182
Edison International 4.125% 2028	332	351
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)11	120	130
Entergy Corp. 2.95% 2026	280	309
Evergy Metro, Inc. 2.25% 2030	125	131
FirstEnergy Corp. 2.25% 2030	50	50
FirstEnergy Corp. 2.65% 2030	380	397
Jersey Central Power & Light Co. 4.30% 20265	115	133
NSTAR Electric Co. 3.95% 2030	50	60
Pacific Gas and Electric Co. 2.45% 202212	210	230
Pacific Gas and Electric Co. 4.65% 2028	284	339
Pacific Gas and Electric Co. 2.50% 2031	450	441
Pacific Gas and Electric Co. 3.30% 2040	100	98
Pacific Gas and Electric Co. 3.50% 2050	325	315
PacifiCorp. 3.30% 2051	75	83
Public Service Company of Colorado 3.80% 2047	20	24
Public Service Electric and Gas Co. 2.45% 2030	325	350
San Diego Gas & Electric Co. 3.75% 2047	227	263
San Diego Gas & Electric Co. 4.10% 2049	115	141
Southern California Edison Co. 2.25% 2030	500	509
Southern California Edison Co. 4.00% 2047	129	148
Southern California Edison Co. 4.125% 2048	235	275
Southern California Edison Co. 3.65% 2050	175	193
Southern California Edison Co., Series C, 3.60% 2045	256	279
Southern California Gas Company 2.55% 2030	175	189
Virginia Electric and Power Co. 4.00% 2046	85	102
Wisconsin Power and Light Co. 3.65% 2050	25	29
Xcel Energy Inc. 2.60% 2029	175	188
Xcel Energy Inc. 3.50% 2049	145	162
		9,701
Health care 1.01%
Abbott Laboratories 3.75% 2026	240	279
AbbVie Inc. 2.95% 20265	369	404
AbbVie Inc. 4.25% 20495	92	111

American Funds Insurance Series — Capital Income Builder — Page 67 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen Inc. 3.375% 2050	$150	$165
AstraZeneca PLC 3.375% 2025	200	225
Bausch Health Companies Inc. 9.25% 20265	275	299
Becton, Dickinson and Company 3.70% 2027	930	1,041
Boston Scientific Corp. 2.65% 2030	250	260
Centene Corp. 4.625% 2029	530	562
Centene Corp. 3.375% 2030	179	181
Novartis Capital Corp. 1.75% 2025	208	218
Novartis Capital Corp. 2.00% 2027	120	127
Partners HealthCare System, Inc. 3.192% 2049	210	224
Pfizer Inc. 2.70% 2050	425	440
Shire PLC 3.20% 2026	182	202
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	1,330	1,480
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	250	309
Tenet Healthcare Corp. 7.50% 20255	325	347
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	721
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,375	1,233
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	253
Thermo Fisher Scientific Inc. 4.497% 2030	95	118
UnitedHealth Group Inc. 2.375% 2024	35	37
UnitedHealth Group Inc. 4.45% 2048	170	223
Upjohn Inc. 2.70% 20305	83	85
Upjohn Inc. 3.85% 20405	32	34
Upjohn Inc. 4.00% 20505	70	75
		9,653
Financials 0.95%
Allstate Corp. 3.85% 2049	170	205
American International Group, Inc. 4.375% 2050	250	288
AON Corp. 2.20% 2022	249	259
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)11	692	867
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)11	540	559
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)11	325	385
Credit Suisse Group AG 4.194% 20315,11	500	572
Goldman Sachs Group, Inc. 3.50% 2025	177	194
Goldman Sachs Group, Inc. 3.80% 2030	1,170	1,337
Hartford Financial Services Group, Inc. 2.80% 2029	300	318
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)11	500	519
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)11	250	278
JPMorgan Chase & Co. 3.109% 2041 (USD-SOFR + 2.46% on 4/22/2040)11	263	284
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)11	241	261
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)11	390	425
MetLife, Inc. 4.55% 2030	190	236
Metropolitan Life Global Funding I 1.95% 20235	380	393
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	317
Morgan Stanley 3.70% 2024	260	289
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)11	115	175
Navient Corp. 5.00% 2027	150	126
New York Life Global Funding 3.00% 20285	150	166
New York Life Insurance Company 3.75% 20505	62	70
Progressive Corp. 3.20% 2030	150	171

American Funds Insurance Series — Capital Income Builder — Page 68 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 4.10% 2049	$130	$164
Wells Fargo & Company 4.60% 2021	300	309
		9,167
Communication services 0.92%
AT&T Inc. 2.75% 2031	100	104
AT&T Inc. 3.50% 2041	75	79
AT&T Inc. 3.65% 2051	500	524
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	158	161
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20325	950	963
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	65	75
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	80	91
CenturyLink, Inc. 7.50% 2024	300	330
Comcast Corp. 3.75% 2040	138	163
Comcast Corp. 2.80% 2051	200	205
Discovery Communications, Inc. 4.65% 2050	150	171
Fox Corp. 3.05% 2025	112	121
Fox Corp. 3.50% 2030	663	742
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20495	630	632
Sprint Corp. 11.50% 2021	1,425	1,581
Sprint Corp. 6.875% 2028	600	733
T-Mobile US, Inc. 3.875% 20305	450	502
T-Mobile US, Inc. 4.375% 20405	225	261
T-Mobile US, Inc. 4.50% 20505	250	295
Verizon Communications Inc. 4.329% 2028	192	231
Verizon Communications Inc. 3.875% 2029	25	30
Verizon Communications Inc. 4.016% 2029	215	258
Verizon Communications Inc. 3.15% 2030	100	113
Vodafone Group PLC 4.25% 2050	75	88
Walt Disney Company 4.625% 2040	120	151
Walt Disney Company 4.70% 2050	170	223
		8,827
Energy 0.74%
Apache Corp. 4.25% 2030	385	333
BP Capital Markets America Inc. 3.633% 2030	360	407
Canadian Natural Resources Ltd. 3.85% 2027	185	198
Canadian Natural Resources Ltd. 2.95% 2030	41	41
Canadian Natural Resources Ltd. 4.95% 2047	49	54
Cheniere Energy, Inc. 3.70% 20295	252	259
Concho Resources Inc. 4.30% 2028	210	231
Enbridge Energy Partners, LP 7.375% 2045	37	53
Enbridge Inc. 2.50% 2025	100	104
Energy Transfer Operating, LP 5.00% 2050	183	174
Energy Transfer Partners, LP 5.30% 2047	60	58
Energy Transfer Partners, LP 6.00% 2048	161	167
Energy Transfer Partners, LP 6.25% 2049	150	159
Equinor ASA 2.375% 2030	365	380
Exxon Mobil Corp. 3.452% 2051	88	98
Kinder Morgan, Inc. 5.05% 2046	925	1,065
MPLX LP 5.50% 2049	262	298
Noble Energy, Inc. 3.25% 2029	297	269
Noble Energy, Inc. 5.05% 2044	37	34
Noble Energy, Inc. 4.95% 2047	72	64

American Funds Insurance Series — Capital Income Builder — Page 69 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Energy, Inc. 4.20% 2049	$63	$52
ONEOK, Inc. 3.10% 2030	42	40
ONEOK, Inc. 4.95% 2047	51	49
ONEOK, Inc. 7.15% 2051	56	68
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	122
Petrobras Global Finance Co. 5.60% 2031	150	151
Petróleos Mexicanos 7.69% 20505	75	62
Plains All American Pipeline, LP 3.80% 2030	11	11
Sabine Pass Liquefaction, LLC 4.50% 20305	215	238
Shell International Finance BV 2.00% 2024	420	439
Total Capital International 2.434% 2025	175	187
Total Capital International 3.127% 2050	253	259
TransCanada PipeLines Ltd. 4.10% 2030	205	234
TransCanada PipeLines Ltd. 5.10% 2049	425	543
Williams Companies, Inc. 3.50% 2030	216	228
		7,129
Consumer discretionary 0.68%
Amazon.com, Inc. 2.50% 2050	75	76
Amazon.com, Inc. 2.70% 2060	30	31
Bayerische Motoren Werke AG 4.15% 20305	290	335
Carnival Corp. 11.50% 20235	775	839
Ford Motor Co. 9.625% 2030	50	59
General Motors Co. 5.95% 2049	90	94
General Motors Financial Co. 3.55% 2022	140	144
Home Depot, Inc. 3.35% 2050	350	401
Lowe’s Companies, Inc. 5.125% 2050	125	173
PetSmart, Inc. 7.125% 20235	125	123
Royal Caribbean Cruises Ltd. 10.875% 20235	600	617
Royal Caribbean Cruises Ltd. 11.50% 20255	1,125	1,174
Toyota Motor Credit Corp. 2.15% 2022	505	522
Toyota Motor Credit Corp. 2.60% 2022	856	883
Toyota Motor Credit Corp. 3.00% 2025	1,010	1,099
		6,570
Consumer staples 0.50%
Altria Group, Inc. 5.95% 2049	327	429
Anheuser-Busch Company / InBev Worldwide 4.90% 2046	420	515
British American Tobacco PLC 3.215% 2026	250	269
British American Tobacco PLC 3.557% 2027	660	715
British American Tobacco PLC 4.906% 2030	350	412
British American Tobacco PLC 4.54% 2047	150	164
British American Tobacco PLC 4.758% 2049	130	145
Conagra Brands, Inc. 5.30% 2038	18	24
Conagra Brands, Inc. 5.40% 2048	52	72
Constellation Brands, Inc. 3.15% 2029	190	204
Constellation Brands, Inc. 2.875% 2030	210	223
Keurig Dr Pepper Inc. 3.20% 2030	25	28
Keurig Dr Pepper Inc. 5.085% 2048	64	85
Keurig Dr Pepper Inc. 3.80% 2050	51	58
Kimberly-Clark Corp. 3.10% 2030	56	64
Kraft Heinz Co. 3.00% 2026	100	101
Molson Coors Brewing Co. 4.20% 2046	65	63
PepsiCo, Inc. 3.625% 2050	240	293

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 3.375% 2029	$450	$512
Procter & Gamble Co. 3.60% 2050	118	147
Wal-Mart Stores, Inc. 2.85% 2024	210	228
		4,751
Industrials 0.47%
Boeing Co. 2.70% 2022	300	304
Boeing Co. 3.10% 2026	88	90
Boeing Co. 3.60% 2034	90	85
Boeing Co. 3.25% 2035	140	128
Boeing Co. 5.93% 2060	100	119
Carrier Global Corp. 2.242% 20255	102	105
Carrier Global Corp. 2.493% 20275	84	86
Carrier Global Corp. 2.722% 20305	74	74
CSX Corp. 4.75% 2048	50	67
CSX Corp. 3.35% 2049	310	342
General Electric Co. 3.45% 2027	50	51
General Electric Co. 4.25% 2040	75	74
General Electric Co. 4.35% 2050	50	50
Honeywell International Inc. 2.15% 2022	305	316
Honeywell International Inc. 2.30% 2024	175	187
Honeywell International Inc. 2.70% 2029	70	78
Honeywell International Inc. 2.80% 2050	75	80
Lockheed Martin Corp. 2.80% 2050	25	26
Norfolk Southern Corp. 3.00% 2022	224	233
Northrop Grumman Corp. 5.15% 2040	150	200
Northrop Grumman Corp. 5.25% 2050	143	207
Raytheon Technologies Corp. 3.125% 2050	125	134
TransDigm Inc. 6.50% 2024	375	362
TransDigm Inc. 6.25% 20265	350	350
Union Pacific Corp. 3.70% 2029	430	503
Union Pacific Corp. 4.30% 2049	110	141
Union Pacific Corp. 3.25% 2050	53	58
Union Pacific Corp. 3.95% 2059	45	54
Westinghouse Air Brake Technologies Corp. 4.40% 202411	39	41
		4,545
Information technology 0.40%
Adobe Inc. 2.30% 2030	720	778
Apple Inc. 2.65% 2050	73	76
Broadcom Corp. 3.875% 2027	370	400
Broadcom Inc. 5.00% 20305	805	927
Fiserv, Inc. 3.50% 2029	870	979
Intuit Inc. 0.95% 2025	50	50
Intuit Inc. 1.65% 2030	35	35
Lenovo Group Ltd. 5.875% 2025	400	419
Oracle Corp. 3.60% 2050	150	170
		3,834
Materials 0.16%
Anglo American Capital PLC 5.625% 20305	240	290
ArcelorMittal 3.60% 2024	45	45
Braskem SA 4.50% 20305	200	183
Dow Chemical Co. 4.80% 2049	67	80

American Funds Insurance Series — Capital Income Builder — Page 71 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.25% 20225	$875	$859
LYB International Finance III, LLC 4.20% 2050	75	81
		1,538
Real estate 0.14%
American Campus Communities, Inc. 3.30% 2026	318	327
American Campus Communities, Inc. 3.875% 2031	21	22
Equinix, Inc. 2.90% 2026	266	287
Equinix, Inc. 3.20% 2029	288	313
Equinix, Inc. 3.00% 2050	18	18
Essex Portfolio LP 3.25% 2023	325	343
Westfield Corp. Ltd. 3.50% 20295	54	52
		1,362
Total corporate bonds & notes		67,077
Asset-backed obligations 0.98%
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 20238	1,444	1,461
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 20228	408	410
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20225,8	159	160
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20235,8	354	356
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 20235,8	701	705
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 20235,8	389	391
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20248	2,729	2,773
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20395,8	182	179
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.245% 20238,9	143	144
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 20248	63	65
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 20225,8	625	631
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20605,8,9	238	243
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20335,8	300	305
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20225,8	39	39
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 20235,8	1,515	1,527
		9,389
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Portuguese Republic 5.125% 2024	18	21
Qatar (State of) 4.50% 2028	200	236
Saudi Arabia (Kingdom of) 3.625% 2028	200	220
United Mexican States 3.25% 2030	200	199
United Mexican States, Series M, 6.50% 2021	MXN15,000	663
		1,339
Municipals 0.06% South Carolina 0.04%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	$350	409
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	229
Total municipals		638
Total bonds, notes & other debt instruments (cost: $225,620,000)		234,017

American Funds Insurance Series — Capital Income Builder — Page 72 of 207

unaudited

Short-term securities 5.56% Money market investments 5.56%	Shares	Value (000)
Capital Group Central Cash Fund 0.18%13	500,631	$50,070
Goldman Sachs Financial Square Government Fund 0.15%13,14	3,395,926	3,396
Total short-term securities (cost: $53,463,000)		53,466
Total investment securities 101.41% (cost: $905,907,000)		974,871
Other assets less liabilities (1.41)%		(13,570)
Net assets 100.00%		$961,301

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 6/30/202016 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	130	September 2020	$(32,500)	$(32,414)	$(12)
90 Day Euro Dollar Futures	Short	80	March 2021	(20,000)	(19,960)	(7)
90 Day Euro Dollar Futures	Short	168	March 2022	(42,000)	(41,924)	(15)
2 Year U.S. Treasury Note Futures	Long	15	October 2020	3,000	3,312	1
5 Year U.S. Treasury Note Futures	Long	91	October 2020	9,100	11,442	30
10 Year U.S. Treasury Note Futures	Short	23	September 2020	(2,300)	(3,201)	(12)
10 Year Ultra U.S. Treasury Note Futures	Short	31	September 2020	(3,100)	(4,882)	(24)
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	18
30 Year Ultra U.S. Treasury Bond Futures	Long	56	September 2020	5,600	12,217	114
						$93

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 6/30/2020 (000)
Purchases (000)	Sales (000)
MXN2,100	USD95	Goldman Sachs	7/20/2020	$(4)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$—4	$—	$—4
3-month USD-LIBOR	0.337%	5/18/2025	21,500	(19)	—	(19)
U.S. EFFR	0.1275%	6/25/2025	2,700	(6)	—	(6)
U.S. EFFR	0.0975%	6/30/2025	1,460	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,190	(1)	—	(1)
U.S. EFFR	0.105%	6/30/2025	2,700	(2)	—	(2)
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	26	—	26
3-month USD-LIBOR	0.807%	5/18/2050	1,800	55	—	55
					$—	$52

American Funds Insurance Series — Capital Income Builder — Page 73 of 207

unaudited

Swap contracts  (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,444	$(24)	$(251)	$227

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $273,388,000, which represented 28.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	All or a portion of this security was on loan. The total value of all such securities was $3,593,000, which represented .37% of the net assets of the fund.
4	Amount less than one thousand.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,007,000, which represented 2.29% of the net assets of the fund.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,514,000, which represented .26% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
10	Purchased on a TBA basis.
11	Step bond; coupon rate may change at a later date.
12	Scheduled interest and/or principal payment was not received.
13	Rate represents the seven-day yield at 6/30/2020.
14	Security purchased with cash collateral from securities on loan.
15	Notional amount is calculated based on the number of contracts and notional contract size.
16	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — Capital Income Builder — Page 74 of 207

Asset Allocation Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 59.62% Information technology 14.52%	Shares	Value (000)
Microsoft Corp.	5,441,900	$1,107,481
Broadcom Inc.	1,490,000	470,259
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	343,839
ASML Holding NV (New York registered) (ADR)	795,900	292,915
ASML Holding NV1	70,000	25,661
MKS Instruments, Inc.	2,200,000	249,128
VeriSign, Inc.2	1,100,000	227,513
Dell Technologies Inc., Class C2	3,250,000	178,555
Flex Ltd.2	11,000,000	112,750
Twilio Inc.2	486,000	106,638
ServiceNow, Inc.2	260,600	105,559
Shopify Inc., Class A, subordinate voting shares2	109,900	104,317
RingCentral, Inc., Class A2	361,700	103,088
Visa Inc., Class A	488,000	94,267
Intel Corp.	1,500,000	89,745
Mastercard Inc., Class A	296,100	87,557
MongoDB, Inc., Class A2	282,003	63,828
PayPal Holdings, Inc.2	316,300	55,109
Smartsheet Inc., Class A2	311,910	15,882
		3,834,091
Health care 11.48%
Johnson & Johnson	3,885,000	546,348
UnitedHealth Group Inc.	1,322,300	390,012
Humana Inc.	965,000	374,179
Gilead Sciences, Inc.	3,647,800	280,662
Cigna Corp.	1,275,000	239,254
Abbott Laboratories	2,200,000	201,146
Thermo Fisher Scientific Inc.	507,000	183,706
Vertex Pharmaceuticals Inc.2	550,000	159,670
Merck & Co., Inc.	1,570,300	121,431
Daiichi Sankyo Company, Ltd.1	1,291,300	105,456
Zoetis Inc., Class A	434,700	59,571
Pfizer Inc.	1,815,000	59,351
Boston Scientific Corp.2	1,618,100	56,811
Cortexyme, Inc.2,3	1,218,038	56,395
Regeneron Pharmaceuticals, Inc.2	75,000	46,774
Centene Corp.2	562,770	35,764
IDEXX Laboratories, Inc.2	94,102	31,069
Bluebird Bio, Inc.2	378,900	23,128
Allakos Inc.2	293,700	21,105
Sarepta Therapeutics, Inc.2	115,700	18,551
NuCana PLC (ADR)2,3,4	1,932,153	10,434
Rotech Healthcare Inc.1,2,5,6	184,138	8,839

American Funds Insurance Series — Asset Allocation Fund — Page 75 of 207

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Advanz Pharma Corp. Ltd.2,6	175,310	$535
Advanz Pharma Corp. Ltd.2	41,657	127
		3,030,318
Financials 9.23%
Chubb Ltd.	2,200,000	278,564
First Republic Bank	1,980,000	209,860
CME Group Inc., Class A	977,200	158,834
Apollo Global Management, Inc., Class A	2,769,732	138,265
Bank of America Corp.	5,750,000	136,563
JPMorgan Chase & Co.	1,400,000	131,684
Capital One Financial Corp.	2,000,000	125,180
The Blackstone Group Inc., Class A	2,190,950	124,139
Aon PLC, Class A	620,000	119,412
Citigroup Inc.	2,250,000	114,975
Sberbank of Russia PJSC (ADR)1,2	9,788,000	111,200
Nasdaq, Inc.	844,100	100,845
Synchrony Financial	4,500,000	99,720
Arch Capital Group Ltd.2	3,234,000	92,654
Truist Financial Corp.	2,175,000	81,671
Intercontinental Exchange, Inc.	840,000	76,944
MSCI Inc.	225,200	75,176
RenaissanceRe Holdings Ltd.	357,000	61,058
PNC Financial Services Group, Inc.	500,000	52,605
Kotak Mahindra Bank Ltd.1	2,713,240	48,963
Ares Management Corp., Class A	1,015,403	40,312
S&P Global Inc.	102,000	33,607
Berkshire Hathaway Inc., Class A2	61	16,305
Tradeweb Markets Inc., Class A	156,400	9,093
		2,437,629
Consumer discretionary 5.26%
Amazon.com, Inc.2	171,400	472,862
Home Depot, Inc.	1,113,000	278,818
Aramark	8,000,000	180,560
General Motors Company	4,100,000	103,730
MercadoLibre, Inc.2	91,300	90,001
LVMH Moët Hennessy-Louis Vuitton SE1,3	184,896	80,984
Kontoor Brands, Inc.4	3,700,000	65,897
VF Corp.	1,000,000	60,940
NIKE, Inc., Class B	357,000	35,004
Booking Holdings Inc.2	12,750	20,302
		1,389,098
Consumer staples 4.83%
Philip Morris International Inc.	7,343,000	514,451
Nestlé SA1	3,130,000	345,787
Nestlé SA (ADR)	900,000	99,396
Altria Group, Inc.	3,300,000	129,525
British American Tobacco PLC (ADR)3	1,669,800	64,821
British American Tobacco PLC1	1,060,000	40,727
Colgate-Palmolive Company	677,300	49,619
Avenue Supermarts Ltd.1,2	970,539	29,551
		1,273,877

American Funds Insurance Series — Asset Allocation Fund — Page 76 of 207

unaudited

Common stocks (continued) Industrials 4.16%	Shares	Value (000)
Northrop Grumman Corp.	1,249,400	$384,115
Lockheed Martin Corp.	663,000	241,942
CSX Corp.	2,038,000	142,130
L3Harris Technologies, Inc.	791,100	134,226
Boeing Company	583,000	106,864
Airbus SE, non-registered shares1,2	490,000	34,868
Waste Management, Inc.	214,000	22,665
Honeywell International Inc.	152,000	21,978
Cintas Corp.	34,000	9,056
		1,097,844
Communication services 3.72%
Charter Communications, Inc., Class A2	727,126	370,863
Facebook, Inc., Class A2	952,100	216,194
Alphabet Inc., Class C2	78,600	111,110
Alphabet Inc., Class A2	52,800	74,873
Netflix, Inc.2	226,700	103,158
Verizon Communications Inc.	810,000	44,655
Activision Blizzard, Inc.	519,500	39,430
Comcast Corp., Class A	550,000	21,439
		981,722
Materials 2.86%
Dow Inc.	4,800,000	195,648
LyondellBasell Industries NV	2,368,100	155,631
Franco-Nevada Corp. (CAD denominated)	838,031	117,069
Royal Gold, Inc.	695,000	86,402
Rio Tinto PLC1	1,250,000	70,337
Nucor Corp.	1,000,000	41,410
Barrick Gold Corp.	1,455,000	39,198
Allegheny Technologies Inc.2	2,738,427	27,905
First Quantum Minerals Ltd.	2,775,000	22,117
		755,717
Utilities 1.48%
Enel SpA1	24,000,000	206,764
CMS Energy Corp.	2,284,700	133,472
Xcel Energy Inc.	400,000	25,000
DTE Energy Company	226,000	24,295
		389,531
Energy 1.28%
Noble Energy, Inc.	11,500,000	103,040
EOG Resources, Inc.	1,352,400	68,513
Suncor Energy Inc.	4,000,000	67,443
Chevron Corp.	600,000	53,538
Rosneft Oil Company PJSC (GDR)1	3,730,353	18,712
ConocoPhillips	335,000	14,077
Euronav NV	750,000	6,113
Scorpio Tankers Inc.3	345,000	4,419
Tribune Resources, LLC1,2,5	926,514	593
Weatherford International2	289,547	570

American Funds Insurance Series — Asset Allocation Fund — Page 77 of 207

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
McDermott International, Inc.1,5	40,219	$113
Sable Permian Resources, LLC, units1,2,5	24,001,604	—7
		337,131
Real estate 0.80%
Crown Castle International Corp. REIT	755,000	126,349
American Tower Corp. REIT	328,100	84,827
		211,176
Total common stocks (cost: $10,640,057,000)		15,738,134
Rights & warrants 0.00% Energy 0.00%
McDermott International, Inc., warrants, expire 20271,5	169,983	133
Tribune Resources, LLC, Class A, warrants, expire 20231,2,5	311,755	—7
Tribune Resources, LLC, Class B, warrants, expire 20231,2,5	242,476	—7
Tribune Resources, LLC, Class C, warrants, expire 20231,2,5	227,540	—7
		133
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20231,2,5	71,030	—7
Total rights & warrants (cost: $181,000)		133
Convertible stocks 0.63% Information technology 0.25%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	66,861
Real estate 0.18%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	31,500	46,787
Financials 0.15%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20238	37,778	38,630
Health care 0.05%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	13,300	14,279
Industrials 0.00%
Associated Materials, LLC, convertible preferred shares, 14.00% 20201,5	5,000	566
Total convertible stocks (cost: $154,257,000)		167,123
Convertible bonds & notes 0.00% Communication services 0.00%	Principal amount (000)
Gogo Inc., convertible notes, 6.00% 2022	$ 101	71
Total convertible bonds & notes (cost: $101,000)		71

American Funds Insurance Series — Asset Allocation Fund — Page 78 of 207

unaudited

Bonds, notes & other debt instruments 33.05% Corporate bonds & notes 13.30% Financials 2.36%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$1,345	$1,351
ACE INA Holdings Inc. 2.875% 2022	3,880	4,082
ACE INA Holdings Inc. 3.35% 2026	1,380	1,575
ACE INA Holdings Inc. 4.35% 2045	800	1,045
Advisor Group Holdings, LLC 6.25% 20288	1,125	1,049
AG Merger Sub II, Inc. 10.75% 20278	2,484	2,442
Allstate Corp. 3.85% 2049	950	1,148
Ally Financial Inc. 8.00% 2031	3,000	3,815
American Express Co. 2.20% 2020	6,000	6,028
American International Group, Inc. 2.50% 2025	15,800	16,737
American International Group, Inc. 4.20% 2028	565	644
American International Group, Inc. 3.40% 2030	4,540	4,928
American International Group, Inc. 4.375% 2050	1,770	2,037
AON Corp. 2.20% 2022	2,236	2,323
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)9	6,000	6,414
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)9	1,432	1,554
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)9	20,770	20,844
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)9	2,345	2,613
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)9	9,801	10,390
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)9	1,540	1,931
Bank of Nova Scotia 1.625% 2023	5,000	5,120
BB&T Corp. 2.625% 2022	2,500	2,579
BB&T Corp. 2.75% 2022	762	790
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,350
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,444
Berkshire Hathaway Inc. 2.20% 2021	500	506
Berkshire Hathaway Inc. 2.75% 2023	1,615	1,711
Berkshire Hathaway Inc. 3.125% 2026	500	561
BNP Paribas 3.375% 20258	3,225	3,490
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)9	1,375	1,346
CIT Group Inc. 5.25% 2025	315	327
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)9	9,000	9,194
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)9	3,254	3,465
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)9	18,389	19,030
CME Group Inc. 3.75% 2028	3,425	4,117
Commonwealth Bank of Australia 3.35% 2024	1,225	1,344
Commonwealth Bank of Australia 3.35% 20248	1,000	1,098
Compass Diversified Holdings 8.00% 20268	3,245	3,311
Crédit Agricole SA 4.375% 20258	850	941
Credit Suisse AG (New York Branch) 2.95% 2025	2,700	2,931
Credit Suisse Group AG 3.80% 2023	1,625	1,751
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)8,9	800	884
Credit Suisse Group AG 4.194% 20318,9	11,625	13,293
Danske Bank AS 2.70% 20228	1,000	1,033
Deutsche Bank AG (3-month USD-LIBOR + 0.97%) 2.281% 202010	872	872
DNB Bank ASA 2.375% 20218	2,000	2,037
FS Energy and Power Fund 7.50% 20238	2,995	2,561
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)9	2,000	2,241
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)9	390	441
Goldman Sachs Group, Inc. 2.60% 2030	4,000	4,181
Goldman Sachs Group, Inc. 3.80% 2030	15,760	18,014
Groupe BPCE SA 2.75% 20238	600	629
Groupe BPCE SA 5.70% 20238	3,460	3,873
Groupe BPCE SA 5.15% 20248	2,500	2,793

American Funds Insurance Series — Asset Allocation Fund — Page 79 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Hartford Financial Services Group, Inc. 2.80% 2029	$3,480	$3,691
Hartford Financial Services Group, Inc. 3.60% 2049	1,000	1,064
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)9	1,500	1,554
HSBC Holdings PLC 4.25% 2024	3,000	3,230
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)9	625	648
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)9	12,000	12,133
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)9	3,750	4,335
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)9	9,675	10,746
HSBC Holdings PLC 2.848% 20319	10,725	10,991
Icahn Enterprises Finance Corp. 6.25% 2022	5,675	5,702
Icahn Enterprises Finance Corp. 5.25% 2027	2,060	1,994
Intesa Sanpaolo SpA 3.375% 20238	750	772
Intesa Sanpaolo SpA 3.25% 20248	750	767
Intesa Sanpaolo SpA 5.017% 20248	1,730	1,774
Intesa Sanpaolo SpA 3.875% 20278	300	310
JPMorgan Chase & Co. 2.55% 2020	5,000	5,026
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)9	4,725	5,068
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)9	14,575	15,426
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)9	3,236	3,500
JPMorgan Chase & Co., Series Z, junior subordinated, 4.487% (3-month USD-LIBOR + 3.80% on 8/1/2020)9	500	474
Ladder Capital Corp. 4.25% 20278	2,722	2,184
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)9	750	781
Lloyds Banking Group PLC 4.05% 2023	2,000	2,177
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)9	6,340	6,905
Lloyds Banking Group PLC 4.45% 2025	800	908
Lloyds Banking Group PLC 4.375% 2028	2,150	2,496
LPL Financial Holdings Inc. 4.625% 20278	2,200	2,179
Marsh & McLennan Companies, Inc. 3.875% 2024	820	908
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,057
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,097
MetLife, Inc. 4.55% 2030	3,770	4,685
Metropolitan Life Global Funding I 2.50% 20208	7,000	7,063
Metropolitan Life Global Funding I 1.95% 20218	1,875	1,907
Metropolitan Life Global Funding I 1.95% 20238	7,800	8,076
Metropolitan Life Global Funding I 0.95% 20258	18,767	18,810
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,672
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,726
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,471
Morgan Stanley 2.50% 2021	3,000	3,050
Morgan Stanley 3.70% 2024	2,410	2,675
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)9	300	324
Morgan Stanley 3.125% 2026	325	359
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)9	10,000	10,635
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)9	541	822
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,640	3,038
Navient Corp. 6.50% 2022	3,675	3,622
Navient Corp. 5.50% 2023	9,110	8,763
Navient Corp. 7.25% 2023	725	711
Navient Corp. 6.125% 2024	7,530	7,177
New York Life Global Funding 1.70% 20218	1,125	1,143
New York Life Global Funding 2.30% 20228	250	259
New York Life Global Funding 0.95% 20258	8,537	8,565
New York Life Global Funding 2.35% 20268	890	956

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Insurance Company 3.75% 20508	$527	$595
Nordea Bank AB 2.50% 20208	2,450	2,461
Owl Rock Capital Corp. 4.625% 20248	2,150	2,124
Owl Rock Capital Corp. 3.75% 2025	2,670	2,615
PNC Bank 2.55% 2021	4,000	4,117
PNC Financial Services Group, Inc. 2.854% 20229	1,445	1,523
PNC Financial Services Group, Inc. 3.50% 2024	3,850	4,210
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,209
PNC Financial Services Group, Inc. 2.55% 2030	2,000	2,155
Progressive Corp. 3.20% 2030	1,380	1,570
Prudential Financial, Inc. 3.878% 2028	500	578
Prudential Financial, Inc. 4.35% 2050	7,000	8,416
Rabobank Nederland 2.75% 2022	2,250	2,330
Rabobank Nederland 4.375% 2025	4,500	5,081
Royal Bank of Canada 3.20% 2021	12,000	12,287
Royal Bank of Canada 1.15% 2025	11,711	11,735
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,703
Skandinaviska Enskilda Banken AB 2.625% 2021	250	254
Skandinaviska Enskilda Banken AB 2.80% 2022	700	728
Springleaf Finance Corp. 6.125% 2024	5,825	5,932
Starwood Property Trust, Inc. 3.625% 2021	1,355	1,336
Starwood Property Trust, Inc. 5.00% 2021	5,625	5,472
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)8,9	2,800	3,151
Toronto-Dominion Bank 2.65% 2024	3,100	3,319
Toronto-Dominion Bank 1.15% 2025	22,000	22,284
Travelers Companies, Inc. 4.00% 2047	860	1,060
Travelers Companies, Inc. 4.10% 2049	910	1,146
Travelers Companies, Inc. 2.55% 2050	172	170
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.072% 202610,11	3,060	2,031
U.S. Bancorp 2.625% 2022	1,805	1,865
U.S. Bancorp 2.40% 2024	2,000	2,130
U.S. Bancorp 3.70% 2024	5,000	5,525
U.S. Bancorp 2.375% 2026	4,000	4,343
U.S. Bank NA 3.40% 2023	5,675	6,141
UBS Group AG 4.125% 20258	2,750	3,121
UniCredit SpA 3.75% 20228	7,175	7,364
UniCredit SpA 6.572% 20228	475	502
UniCredit SpA 4.625% 20278	625	674
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)8,9	2,400	2,525
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)9	8,000	8,262
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)9	1,604	1,660
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)9	1,988	2,157
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)9	217	241
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)9	15,404	16,476
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)9	1,383	1,449
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)9	3,076	3,213
Westpac Banking Corp. 2.75% 2023	1,750	1,845
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)9	8,500	8,650
		623,349

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care 1.99%	Principal amount (000)	Value (000)
Abbott Laboratories 3.40% 2023	$185	$202
Abbott Laboratories 3.75% 2026	5,012	5,836
Abbott Laboratories 4.75% 2036	460	620
Abbott Laboratories 4.90% 2046	500	719
AbbVie Inc. 3.45% 20228	3,250	3,378
AbbVie Inc. 2.60% 20248	3,000	3,197
AbbVie Inc. 3.60% 2025	10,000	11,111
AbbVie Inc. 3.80% 20258	206	230
AbbVie Inc. 2.95% 20268	8,076	8,845
AbbVie Inc. 4.25% 20498	411	495
Amgen Inc. 2.20% 2027	2,429	2,565
Amgen Inc. 3.375% 2050	1,340	1,474
Anthem, Inc. 2.375% 2025	818	867
AstraZeneca PLC 2.375% 2022	4,072	4,218
AstraZeneca PLC 3.375% 2025	13,790	15,509
Bausch Health Companies Inc. 5.00% 20288	735	693
Bayer US Finance II LLC 3.875% 20238	1,685	1,850
Bayer US Finance II LLC 4.25% 20258	425	489
Bayer US Finance II LLC 4.375% 20288	312	365
Bayer US Finance II LLC 4.20% 20348	460	540
Becton, Dickinson and Company 2.894% 2022	10,577	10,948
Becton, Dickinson and Company 3.363% 2024	647	698
Becton, Dickinson and Company 3.70% 2027	19,246	21,545
Becton, Dickinson and Company 2.823% 2030	1,271	1,349
Boston Scientific Corp. 3.45% 2024	3,100	3,362
Boston Scientific Corp. 1.90% 2025	5,856	6,069
Boston Scientific Corp. 3.85% 2025	2,289	2,577
Boston Scientific Corp. 3.75% 2026	2,595	2,949
Boston Scientific Corp. 4.00% 2029	1,550	1,775
Boston Scientific Corp. 2.65% 2030	4,030	4,191
Boston Scientific Corp. 4.70% 2049	515	658
Bristol-Myers Squibb Co. 2.90% 20248	830	899
Bristol-Myers Squibb Co. 3.875% 20258	1,530	1,742
Bristol-Myers Squibb Co. 3.20% 20268	470	528
Bristol-Myers Squibb Co. 3.40% 20298	4,150	4,841
Bristol-Myers Squibb Co. 4.25% 20498	1,293	1,725
Centene Corp. 4.75% 2022	7,445	7,564
Centene Corp. 4.75% 2025	4,000	4,100
Centene Corp. 4.25% 2027	565	584
Centene Corp. 4.625% 2029	9,665	10,257
Centene Corp. 3.375% 2030	3,397	3,435
Cigna Corp. 3.40% 2021	1,350	1,396
Cigna Corp. 3.75% 2023	1,836	1,994
Cigna Corp. 4.125% 2025	2,000	2,300
Cigna Corp. 4.375% 2028	1,075	1,273
Cigna Corp. 4.80% 2038	5,015	6,365
CVS Health Corp. 3.35% 2021	194	198
CVS Health Corp. 3.70% 2023	505	543
CVS Health Corp. 4.10% 2025	10,000	11,311
CVS Health Corp. 4.30% 2028	2,722	3,184
DaVita HealthCare Partners Inc. 5.00% 2025	2,100	2,149
Eli Lilly and Co. 3.375% 2029	3,330	3,855
Encompass Health Corp. 4.50% 2028	1,449	1,392
Encompass Health Corp. 4.75% 2030	775	741

American Funds Insurance Series — Asset Allocation Fund — Page 82 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 20278	$4,517	$4,800
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 20288	6,903	4,487
Endo International PLC 5.75% 20228	7,340	6,753
GlaxoSmithKline PLC 3.00% 2024	1,290	1,395
GlaxoSmithKline PLC 3.625% 2025	4,585	5,178
GlaxoSmithKline PLC 3.875% 2028	266	313
GlaxoSmithKline PLC 3.375% 2029	2,734	3,148
HCA Inc. 5.875% 2023	2,125	2,304
HCA Inc. 5.375% 2025	515	553
HCA Inc. 4.125% 2029	2,250	2,484
HealthSouth Corp. 5.75% 2024	4,596	4,608
HealthSouth Corp. 5.75% 2025	2,685	2,769
Mallinckrodt PLC 5.75% 20228	1,715	433
Mallinckrodt PLC 10.00% 20258	20,045	16,988
Medtronic, Inc. 3.50% 2025	1,002	1,130
Molina Healthcare, Inc. 5.375% 2022	9,260	9,466
Molina Healthcare, Inc. 4.875% 20258	5,242	5,287
Novartis Capital Corp. 1.75% 2025	4,731	4,951
Novartis Capital Corp. 2.00% 2027	4,336	4,599
Owens & Minor, Inc. 3.875% 2021	9,360	9,300
Owens & Minor, Inc. 4.375% 2024	3,150	2,713
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.673% 202510,11	1,877	1,681
Par Pharmaceutical Inc. 7.50% 20278	7,028	7,236
Partners HealthCare System, Inc. 3.192% 2049	1,920	2,048
Pfizer Inc. 2.80% 2022	3,000	3,125
Pfizer Inc. 2.95% 2024	3,825	4,141
Pfizer Inc. 3.45% 2029	8,000	9,353
Pfizer Inc. 2.625% 2030	2,449	2,698
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)1,5,10,11,12	6,405	6,469
Shire PLC 2.40% 2021	4,498	4,589
Shire PLC 2.875% 2023	3,413	3,617
Shire PLC 3.20% 2026	14,821	16,453
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	20,938	23,296
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	280	346
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	12,346	12,247
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	4,046	4,092
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	2,478	2,500
Team Health Holdings, Inc. 6.375% 20258	11,090	6,473
Team Health Holdings, Inc., Term Loan B, 3.75% 202410,11	2,188	1,698
Tenet Healthcare Corp. 4.625% 2024	1,953	1,916
Tenet Healthcare Corp. 4.875% 20268	16,225	15,916
Teva Pharmaceutical Finance Co. BV 2.80% 2023	12,560	11,904
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,374
Teva Pharmaceutical Finance Co. BV 7.125% 20258	1,935	2,064
Teva Pharmaceutical Finance Co. BV 3.15% 2026	27,148	24,342
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	2,994
Thermo Fisher Scientific Inc. 4.497% 2030	883	1,094
UnitedHealth Group Inc. 2.375% 2024	590	628
UnitedHealth Group Inc. 3.50% 2024	4,500	4,955
UnitedHealth Group Inc. 3.375% 2027	245	280
UnitedHealth Group Inc. 3.875% 2028	2,500	2,997
UnitedHealth Group Inc. 2.875% 2029	1,050	1,173
UnitedHealth Group Inc. 4.45% 2048	5,315	6,974

American Funds Insurance Series — Asset Allocation Fund — Page 83 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Upjohn Inc. 2.30% 20278	$2,447	$2,530
Upjohn Inc. 2.70% 20308	7,341	7,558
Upjohn Inc. 3.85% 20408	3,531	3,800
Upjohn Inc. 4.00% 20508	3,722	4,001
Valeant Pharmaceuticals International, Inc. 6.125% 20258	14,550	14,778
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,342
		527,041
Utilities 1.78%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,751
AEP Transmission Co. LLC 4.25% 2048	1,524	1,898
AEP Transmission Co. LLC 3.65% 2050	1,200	1,392
AES Corp. 5.50% 2025	2,448	2,520
Ameren Corp. 2.50% 2024	969	1,028
Ameren Corp. 3.50% 2031	7,689	8,614
Ameren Corp. 4.50% 2049	425	557
Ameren Corp. 3.25% 2050	750	831
American Electric Power Co., Inc. 2.95% 2022	3,020	3,176
American Electric Power Co., Inc. 3.20% 2027	1,275	1,401
American Electric Power Co., Inc. 2.30% 2030	4,500	4,559
Berkshire Hathaway Energy Co. 4.05% 20258	2,175	2,480
Berkshire Hathaway Energy Co. 3.70% 20308	5,980	7,021
Berkshire Hathaway Energy Co. 4.25% 20508	75	94
Centerpoint Energy, Inc. 2.50% 2022	900	932
CenterPoint Energy, Inc. 3.85% 2024	6,077	6,652
CenterPoint Energy, Inc. 2.95% 2030	2,000	2,128
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,032
CenterPoint Energy, Inc. 2.90% 2050	625	653
Comisión Federal de Electricidad 4.75% 20278	645	680
Commonwealth Edison Co. 4.35% 2045	1,585	2,020
Commonwealth Edison Co. 4.00% 2048	2,600	3,214
Connecticut Light and Power Co. 3.20% 2027	1,525	1,682
Consolidated Edison Company of New York, Inc. 3.95% 2050	450	538
Consolidated Edison Company of New York, Inc. 4.50% 2058	6,100	7,696
Consumers Energy Co. 3.25% 2046	465	522
Consumers Energy Co. 4.05% 2048	3,882	4,894
Consumers Energy Co. 3.10% 2050	1,525	1,703
Consumers Energy Co. 3.75% 2050	1,193	1,457
Dominion Resources, Inc. 2.00% 2021	665	675
Dominion Resources, Inc. 2.75% 2022	800	820
Dominion Resources, Inc. 2.85% 2026	1,500	1,612
Dominion Resources, Inc., junior subordinated, 2.579% 20209	713	713
Dominion Resources, Inc., junior subordinated, 3.071% 20249	1,775	1,908
DPL Inc. 4.125% 20258	460	461
DTE Energy Co. 3.95% 2049	1,800	2,195
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,488
Duke Energy Corp. 2.45% 2030	2,000	2,112
Duke Energy Florida, LLC 3.20% 2027	1,445	1,617
Duke Energy Florida, LLC 2.50% 2029	4,299	4,656
Duke Energy Florida, LLC 1.75% 2030	5,000	5,058
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,360
Duke Energy Ohio, Inc. 2.125% 2030	850	881
Duke Energy Progress, LLC 3.375% 2023	2,040	2,198
Duke Energy Progress, LLC 4.15% 2044	2,020	2,474

American Funds Insurance Series — Asset Allocation Fund — Page 84 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 3.70% 2046	$3,975	$4,659
Edison International 3.55% 2024	4,763	5,035
Edison International 4.95% 2025	250	275
Edison International 5.75% 2027	5,436	6,250
Edison International 4.125% 2028	5,904	6,247
EDP Finance BV 3.625% 20248	6,425	6,931
Electricité de France SA 2.35% 20208	650	652
Electricité de France SA 4.75% 20358	1,250	1,512
Electricité de France SA 4.875% 20388	2,750	3,252
Electricité de France SA 5.60% 2040	525	674
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)9	1,000	1,083
Emera US Finance LP 3.55% 2026	320	359
Enel Finance International SA 4.25% 20238	4,339	4,725
Enel Finance International SA 3.50% 20288	3,085	3,322
Enersis Américas SA 4.00% 2026	245	261
Entergy Corp. 2.95% 2026	872	963
Entergy Corp. 2.80% 2030	4,700	4,960
Entergy Corp. 3.75% 2050	850	947
Entergy Louisiana, LLC 4.20% 2048	4,200	5,364
Evergy Metro, Inc. 2.25% 2030	1,525	1,599
Eversource Energy 3.80% 2023	2,730	2,991
Exelon Corp. 3.95% 2025	4,005	4,504
Exelon Corp. 3.40% 2026	100	111
Exelon Corp. 4.70% 2050	500	638
Exelon Corp., junior subordinated, 3.497% 20229	1,075	1,123
FirstEnergy Corp. 2.05% 2025	1,000	1,034
FirstEnergy Corp. 1.60% 2026	3,325	3,359
FirstEnergy Corp. 2.25% 2030	13,262	13,318
FirstEnergy Corp. 2.65% 2030	8,631	9,025
FirstEnergy Corp. 4.85% 2047	2,000	2,538
Florida Power & Light Company 2.85% 2025	2,616	2,866
Florida Power & Light Company 3.70% 20478	1,036	1,246
Florida Power & Light Company 3.15% 2049	1,975	2,249
Gulf Power Co. 3.30% 2027	4,500	4,997
Interstate Power and Light Co. 2.30% 2030	825	844
Jersey Central Power & Light Co. 4.30% 20268	1,790	2,073
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,250
Mississippi Power Co. 3.95% 2028	2,814	3,200
National Grid PLC 3.15% 20278	275	301
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	4,000	4,377
NextEra Energy Capital Holdings, Inc. 2.25% 2030	14,290	14,712
NiSource Finance Corp. 2.65% 2022	325	340
Northern States Power Co. 4.125% 2044	6,000	7,581
Northern States Power Co. 2.90% 2050	1,700	1,866
Northern States Power Co. 2.60% 2051	359	363
Oncor Electric Delivery Company LLC 2.75% 2024	1,525	1,651
Pacific Gas and Electric Co. 3.50% 202013	1,675	1,828
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,581
Pacific Gas and Electric Co. 4.25% 2023	7,445	8,495
Pacific Gas and Electric Co. 3.50% 2025	50	55
Pacific Gas and Electric Co. 2.95% 2026	462	499
Pacific Gas and Electric Co. 2.10% 2027	15,535	15,381
Pacific Gas and Electric Co. 3.30% 2027	5,650	6,127
Pacific Gas and Electric Co. 4.65% 2028	750	895

American Funds Insurance Series — Asset Allocation Fund — Page 85 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.50% 2031	$16,125	$15,804
Pacific Gas and Electric Co. 6.35% 203813	94	113
Pacific Gas and Electric Co. 3.30% 2040	600	585
Pacific Gas and Electric Co. 5.40% 2040	3,182	3,805
Pacific Gas and Electric Co. 3.75% 2042	1,888	1,962
Pacific Gas and Electric Co. 3.50% 2050	10,125	9,800
PacifiCorp. 3.30% 2051	1,600	1,771
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,239
PacifiCorp., First Mortgage Bonds, 2.70% 2030	1,525	1,668
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	6,817
Peco Energy Co. 2.80% 2050	975	1,009
PG&E Corp. 5.00% 2028	1,625	1,623
Public Service Company of Colorado 2.25% 2022	2,000	2,055
Public Service Company of Colorado 1.90% 2031	2,500	2,553
Public Service Company of Colorado 3.80% 2047	1,903	2,300
Public Service Company of Colorado 2.70% 2051	795	816
Public Service Electric and Gas Co. 3.65% 2028	1,700	1,966
Public Service Electric and Gas Co. 3.20% 2029	2,333	2,652
Public Service Electric and Gas Co. 2.45% 2030	4,374	4,717
Public Service Electric and Gas Co. 3.60% 2047	548	637
Public Service Electric and Gas Co. 3.15% 2050	4,150	4,584
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,984
Public Service Enterprise Group Inc. 2.25% 2026	345	369
Puget Energy, Inc. 6.00% 2021	1,823	1,924
Puget Energy, Inc. 5.625% 2022	1,965	2,096
Puget Sound Energy, Inc. 3.25% 2049	3,000	3,226
San Diego Gas & Electric Co. 6.125% 2037	1,450	1,965
San Diego Gas & Electric Co. 3.75% 2047	331	383
San Diego Gas & Electric Co. 4.10% 2049	1,607	1,975
San Diego Gas & Electric Co. 3.32% 2050	4,166	4,547
Southern California Edison Co. 3.40% 2023	150	161
Southern California Edison Co. 3.50% 2023	700	752
Southern California Edison Co. 3.70% 2025	611	676
Southern California Edison Co. 2.85% 2029	4,450	4,720
Southern California Edison Co. 2.25% 2030	8,694	8,847
Southern California Edison Co. 6.00% 2034	2,500	3,361
Southern California Edison Co. 5.35% 2035	3,000	3,930
Southern California Edison Co. 5.75% 2035	675	918
Southern California Edison Co. 4.00% 2047	1,606	1,837
Southern California Edison Co. 4.125% 2048	2,902	3,400
Southern California Edison Co. 4.875% 2049	3,745	4,851
Southern California Edison Co. 3.65% 2050	840	927
Southern California Edison Co., Series C, 3.60% 2045	3,840	4,184
Southern California Gas Company 2.55% 2030	4,650	5,016
Southern California Gas Company 3.95% 2050	4,250	5,174
Talen Energy Supply, LLC 10.50% 20268	885	702
Talen Energy Supply, LLC 7.25% 20278	3,430	3,419
Talen Energy Supply, LLC 7.625% 20288	1,575	1,578
Virginia Electric and Power Co. 3.80% 2028	2,000	2,322
Virginia Electric and Power Co. 4.00% 2043	969	1,160
Virginia Electric and Power Co. 4.00% 2046	1,737	2,095
Virginia Electric and Power Co. 4.60% 2048	2,650	3,498
Virginia Electric and Power Co. 3.30% 2049	3,575	3,985
Virginia Electric and Power Co., Series B, 3.80% 2047	1,000	1,173

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 3.35% 2026	$4,756	$5,338
Xcel Energy Inc. 2.60% 2029	4,288	4,618
Xcel Energy Inc. 6.50% 2036	2,000	2,912
Xcel Energy Inc. 3.50% 2049	6,276	7,030
		470,370
Communication services 1.39%
Alphabet Inc. 1.998% 2026	3,000	3,225
AT&T Inc. 2.30% 2027	875	905
AT&T Inc. 3.80% 2027	305	344
AT&T Inc. 2.75% 2031	12,042	12,486
AT&T Inc. 3.50% 2041	17,000	17,919
AT&T Inc. 4.30% 2042	100	112
AT&T Inc. 4.35% 2045	1,005	1,132
AT&T Inc. 3.65% 2051	4,000	4,192
Cablevision Systems Corp. 6.75% 2021	7,400	7,789
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	574
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20268	5,050	5,235
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,358
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20308	3,500	3,585
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20308	2,500	2,562
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	12,814	13,019
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20328	2,710	2,747
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	659
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	910
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,000	2,934
CenturyLink, Inc. 6.75% 2023	5,725	6,168
CenturyLink, Inc. 7.50% 2024	1,500	1,651
CenturyLink, Inc. 5.125% 20268	2,050	2,048
CenturyLink, Inc. 4.00% 20278	700	679
CenturyLink, Inc., Series T, 5.80% 2022	1,625	1,673
Comcast Corp. 3.00% 2024	500	538
Comcast Corp. 3.70% 2024	2,245	2,493
Comcast Corp. 3.95% 2025	6,960	7,981
Comcast Corp. 2.35% 2027	4,000	4,278
Comcast Corp. 4.15% 2028	2,608	3,140
Comcast Corp. 1.95% 2031	9,236	9,429
Comcast Corp. 3.20% 2036	750	836
Comcast Corp. 3.90% 2038	1,000	1,189
Comcast Corp. 4.60% 2038	2,000	2,550
Comcast Corp. 3.75% 2040	594	701
Comcast Corp. 4.00% 2048	250	308
Comcast Corp. 2.80% 2051	1,791	1,840
Deutsche Telekom AG 3.625% 20508	1,755	1,950
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,940
Discovery Communications, Inc. 3.625% 2030	6,557	7,186
Discovery Communications, Inc. 4.65% 2050	990	1,127
Embarq Corp. 7.995% 2036	3,075	3,460
Fox Corp. 4.03% 2024	1,120	1,242
Fox Corp. 3.50% 2030	7,732	8,650
France Télécom 4.125% 2021	2,500	2,613
Frontier Communications Corp. 11.00% 202513	11,855	4,137
Frontier Communications Corp. 8.00% 20278	2,760	2,806
Gogo Inc. 9.875% 20248	18,695	15,846

American Funds Insurance Series — Asset Allocation Fund — Page 87 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
iHeartCommunications, Inc. 5.25% 20278	$2,493	$2,391
Intelsat Jackson Holding Co. 8.00% 20248	7,275	7,390
Intelsat Jackson Holding Co. 8.50% 20248,13	7,650	4,624
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 5.837% 202210,11	1,036	1,054
Intelsat Jackson Holding Co., Term Loan, 6.625% 202411	1,400	1,406
Liberty Global PLC 5.50% 20288	2,075	2,005
MDC Partners Inc. 6.50% 20248	3,225	3,009
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20498	4,630	4,642
Orange SA 5.50% 2044	1,500	2,188
Sirius XM Radio Inc. 3.875% 20228	3,450	3,475
Sirius XM Radio Inc. 4.625% 20248	3,345	3,440
Sprint Corp. 7.625% 2026	4,125	4,879
Sprint Corp. 6.875% 2028	6,900	8,428
T-Mobile US, Inc. 1.50% 20268	3,000	3,007
T-Mobile US, Inc. 2.05% 20288	9,250	9,277
T-Mobile US, Inc. 3.875% 20308	17,703	19,764
T-Mobile US, Inc. 2.55% 20318	10,149	10,210
T-Mobile US, Inc. 4.375% 20408	1,336	1,551
T-Mobile US, Inc. 4.50% 20508	13,058	15,414
Trilogy International Partners, LLC 8.875% 20228	12,800	11,373
Univision Communications Inc. 5.125% 20238	7,950	8,047
Univision Communications Inc. 6.625% 20278	4,800	4,602
Verizon Communications Inc. 3.00% 2027	2,200	2,444
Verizon Communications Inc. 4.329% 2028	5,785	6,969
Verizon Communications Inc. 3.875% 2029	250	296
Verizon Communications Inc. 4.016% 2029	1,902	2,278
Verizon Communications Inc. 3.15% 2030	3,050	3,455
Verizon Communications Inc. 4.50% 2033	2,000	2,493
Verizon Communications Inc. 4.125% 2046	333	417
Verizon Communications Inc. 4.00% 2050	350	443
Vodafone Group PLC 3.75% 2024	3,788	4,140
Vodafone Group PLC 4.125% 2025	2,500	2,841
Vodafone Group PLC 4.375% 2028	350	416
Vodafone Group PLC 5.25% 2048	500	659
Vodafone Group PLC 4.25% 2050	8,000	9,415
Walt Disney Company 2.65% 2031	7,190	7,637
Ziggo Bond Co. BV 5.125% 20308	1,775	1,764
Ziggo Bond Finance BV 5.50% 20278	5,238	5,333
		367,322
Energy 1.20%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20241,5,8,13	2,935	352
Antero Resources Corp. 5.75% 20288	411	326
Baker Hughes, a GE Co. 4.486% 2030	1,596	1,839
BP Capital Markets America Inc. 3.633% 2030	1,190	1,347
Canadian Natural Resources Ltd. 2.95% 2023	1,935	1,997
Canadian Natural Resources Ltd. 2.05% 2025	5,814	5,832
Canadian Natural Resources Ltd. 3.85% 2027	4,448	4,760
Canadian Natural Resources Ltd. 2.95% 2030	8,244	8,197
Canadian Natural Resources Ltd. 4.95% 2047	1,559	1,709
Cenovus Energy Inc. 3.80% 2023	3,970	3,735
Cenovus Energy Inc. 4.25% 2027	5,690	5,168
Cenovus Energy Inc. 5.25% 2037	600	519
Cheniere Energy, Inc. 3.70% 20298	6,082	6,239

American Funds Insurance Series — Asset Allocation Fund — Page 88 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 4.875% 2022	$7,225	$253
Chesapeake Energy Corp. 11.50% 20258	5,122	555
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 202410,11	6,132	3,557
Chevron Corp. 1.995% 2027	2,631	2,757
Chevron Corp. 2.236% 2030	1,862	1,952
Chevron Corp. 2.978% 2040	424	454
Chevron Corp. 3.078% 2050	446	475
Comstock Resources, Inc. 9.75% 2026	1,361	1,277
Concho Resources Inc. 4.30% 2028	9,615	10,568
Concho Resources Inc. 4.85% 2048	750	848
CONSOL Energy Inc. 5.875% 2022	9,249	9,116
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)8,12	1,032	310
Convey Park Energy LLC 7.50% 20258	1,100	1,005
DCP Midstream Operating LP 4.95% 2022	3,440	3,471
Diamond Offshore Drilling, Inc. 4.875% 204313	5,610	663
Enbridge Energy Partners, LP 5.875% 2025	3,200	3,824
Enbridge Energy Partners, LP 7.375% 2045	544	779
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,752
Enbridge Inc. 4.00% 2023	1,678	1,821
Enbridge Inc. 2.50% 2025	1,700	1,768
Enbridge Inc. 3.70% 2027	162	179
Energy Transfer Operating, LP 2.90% 2025	1,601	1,641
Energy Transfer Operating, LP 5.00% 2050	3,899	3,698
Energy Transfer Partners, LP 4.50% 2024	1,210	1,313
Energy Transfer Partners, LP 4.75% 2026	2,494	2,726
Energy Transfer Partners, LP 5.25% 2029	5,757	6,287
Energy Transfer Partners, LP 6.00% 2048	774	804
Energy Transfer Partners, LP 6.25% 2049	6,257	6,640
Enterprise Products Operating LLC 4.90% 2046	500	581
EQM Midstream Partners, LP 4.125% 2026	631	575
EQM Midstream Partners, LP 6.50% 20278	1,640	1,684
EQM Midstream Partners, LP 5.50% 2028	1,819	1,737
EQT Corp. 7.00% 2030	870	897
Equinor ASA 1.75% 2026	4,064	4,166
Equinor ASA 3.625% 2028	3,685	4,243
Equinor ASA 3.25% 2049	6,066	6,456
Extraction Oil & Gas, Inc. 5.625% 20268	4,125	809
Exxon Mobil Corp. 2.222% 2021	3,070	3,105
Exxon Mobil Corp. 2.019% 2024	643	672
Exxon Mobil Corp. 2.992% 2025	2,000	2,178
Exxon Mobil Corp. 2.44% 2029	1,963	2,085
Exxon Mobil Corp. 3.452% 2051	729	813
Genesis Energy, LP 6.50% 2025	2,725	2,338
Halliburton Company 3.80% 2025	16	17
Hess Midstream Partners LP 5.125% 20288	1,305	1,257
Jonah Energy LLC 7.25% 20258	1,825	242
Kinder Morgan, Inc. 4.30% 2028	4,359	4,946
Marathon Oil Corp. 4.40% 2027	1,005	987
MPLX LP 4.125% 2027	500	534
MPLX LP 4.50% 2038	750	751
MPLX LP 5.50% 2049	4,491	5,103
Murphy Oil Corp. 5.875% 2027	371	327
NGL Energy Partners LP 7.50% 2023	1,610	1,341
NGL Energy Partners LP 6.125% 2025	7,750	5,879

American Funds Insurance Series — Asset Allocation Fund — Page 89 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Energy, Inc. 3.85% 2028	$3,000	$2,900
Noble Energy, Inc. 3.25% 2029	6,505	5,886
Noble Energy, Inc. 4.95% 2047	375	335
Noble Energy, Inc. 4.20% 2049	588	489
NuStar Logistics, LP 4.80% 2020	155	156
NuStar Logistics, LP 6.75% 20218	215	214
Oasis Petroleum Inc. 6.875% 2022	7,150	1,202
Occidental Petroleum Corp. 2.60% 2021	630	617
Occidental Petroleum Corp. 4.85% 2021	2,751	2,742
Occidental Petroleum Corp. 2.90% 2024	743	637
ONEOK, Inc. 2.20% 2025	527	518
ONEOK, Inc. 5.85% 2026	11,698	13,374
ONEOK, Inc. 3.10% 2030	919	881
ONEOK, Inc. 6.35% 2031	1,380	1,618
ONEOK, Inc. 7.15% 2051	231	281
Parsley Energy, Inc. 5.25% 20258	370	357
Peabody Energy Corp. 6.00% 20228	2,150	1,404
Petrobras Global Finance Co. 6.75% 2050	2,240	2,309
Petróleos Mexicanos 6.50% 2027	3,000	2,712
Petróleos Mexicanos 5.35% 2028	1,870	1,575
Phillips 66 3.90% 2028	2,107	2,383
Phillips 66 Partners LP 3.55% 2026	160	174
Phillips 66 Partners LP 4.68% 2045	400	431
Phillips 66 Partners LP 4.90% 2046	275	298
Plains All American Pipeline, LP 3.80% 2030	830	819
Rockies Express Pipeline LLC 4.95% 20298	2,475	2,315
Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,085
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,403
Sabine Pass Liquefaction, LLC 4.50% 20308	11,548	12,776
Schlumberger BV 3.75% 20248	495	534
Schlumberger BV 4.00% 20258	70	77
Shell International Finance BV 2.25% 2020	1,965	1,979
Shell International Finance BV 3.875% 2028	2,787	3,242
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)9	825	709
Statoil ASA 2.75% 2021	1,925	1,976
Statoil ASA 3.25% 2024	2,850	3,167
Statoil ASA 4.25% 2041	2,000	2,381
Suncor Energy Inc. 3.10% 2025	3,687	3,942
Sunoco Logistics Operating Partners, LP 5.40% 2047	650	640
Targa Resources Partners LP 5.875% 2026	1,350	1,340
Targa Resources Partners LP 5.50% 20308	2,260	2,184
Teekay Corp. 9.25% 20228	4,825	4,649
Teekay Offshore Partners LP 8.50% 20238	3,550	3,133
Total Capital International 3.127% 2050	895	916
TOTAL SA 2.986% 2041	11,607	11,857
TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,255
TransCanada PipeLines Ltd. 4.10% 2030	7,951	9,071
TransCanada PipeLines Ltd. 4.75% 2038	3,000	3,530
TransCanada PipeLines Ltd. 4.875% 2048	700	866
Valero Energy Corp. 4.00% 2029	4,000	4,454
Vine Oil & Gas LP 8.75% 20238	2,500	1,525
Weatherford International PLC 11.00% 20248	9,277	6,494
Western Gas Partners LP 4.50% 2028	3,700	3,496
Western Midstream Operating, LP 5.25% 2050	1,685	1,468

American Funds Insurance Series — Asset Allocation Fund — Page 90 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 3.50% 2030	$9,450	$9,962
Williams Partners LP 4.30% 2024	85	92
Woodside Finance Ltd. 4.60% 20218	1,965	2,001
		316,067
Industrials 1.04%
ADT Corp. 3.50% 2022	5,465	5,449
Allison Transmission Holdings, Inc. 5.00% 20248	3,205	3,207
Associated Materials, LLC 9.00% 20248	10,036	8,641
Avis Budget Group, Inc. 5.50% 2023	908	752
Avis Budget Group, Inc. 5.25% 20258	1,275	1,026
Avis Budget Group, Inc. 10.50% 20258	2,719	3,030
Avolon Holdings Funding Ltd. 3.625% 20228	1,254	1,183
Avolon Holdings Funding Ltd. 3.95% 20248	1,587	1,390
Avolon Holdings Funding Ltd. 4.375% 20268	1,975	1,663
Boeing Co. 2.70% 2022	4,400	4,462
Boeing Co. 2.80% 2024	796	808
Boeing Co. 4.875% 2025	13,797	15,039
Boeing Co. 3.10% 2026	1,508	1,538
Boeing Co. 2.70% 2027	511	499
Boeing Co. 5.04% 2027	3,000	3,313
Boeing Co. 5.15% 2030	5,711	6,384
Boeing Co. 3.60% 2034	7,500	7,106
Boeing Co. 3.25% 2035	334	305
Burlington Northern Santa Fe LLC 3.05% 2051	2,445	2,667
Burlington Northern Santa Fe, LLC 4.40% 2042	5,000	6,278
Canadian National Railway Co. 3.20% 2046	1,320	1,463
Carrier Global Corp. 2.242% 20258	1,560	1,601
Carrier Global Corp. 2.493% 20278	762	777
Carrier Global Corp. 2.722% 20308	687	690
CSX Corp. 3.80% 2028	4,060	4,690
CSX Corp. 4.25% 2029	3,062	3,667
CSX Corp. 4.30% 2048	1,125	1,405
CSX Corp. 3.35% 2049	563	622
Delta Air Lines, Inc. 7.00% 20258	1,525	1,576
Dun & Bradstreet Corp. 6.875% 20268	1,780	1,891
Euramax International, Inc. 12.00% 20208	4,740	3,904
GE Capital International Funding Co. 4.418% 2035	1,200	1,220
General Dynamics Corp. 3.375% 2023	2,550	2,760
General Dynamics Corp. 3.50% 2025	4,804	5,393
General Dynamics Corp. 4.25% 2050	397	518
General Electric Co. 3.45% 2027	2,150	2,207
General Electric Co. 3.625% 2030	800	802
General Electric Co. 4.25% 2040	550	542
General Electric Co. 4.35% 2050	1,075	1,067
Hardwoods Acquisition Inc. 7.50% 20218	2,328	850
Honeywell International Inc. 2.15% 2022	4,400	4,561
Honeywell International Inc. 2.30% 2024	6,925	7,388
Honeywell International Inc. 1.35% 2025	5,947	6,111
Honeywell International Inc. 2.70% 2029	4,330	4,798
Honeywell International Inc. 1.95% 2030	2,000	2,092
Howmet Aerospace Inc. 6.875% 2025	1,885	2,049
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,398
Lockheed Martin Corp. 3.10% 2023	455	484

American Funds Insurance Series — Asset Allocation Fund — Page 91 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$3,295	$3,783
Lockheed Martin Corp. 1.85% 2030	425	436
Lockheed Martin Corp. 2.80% 2050	550	582
LSC Communications, Inc. 8.75% 20238,13	4,530	453
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20258	2,175	2,171
Norfolk Southern Corp. 3.00% 2022	2,056	2,138
Norfolk Southern Corp. 3.05% 2050	4,151	4,293
Northrop Grumman Corp. 2.55% 2022	5,400	5,637
Northrop Grumman Corp. 2.93% 2025	1,820	1,967
Northrop Grumman Corp. 3.25% 2028	3,495	3,907
Northrop Grumman Corp. 5.15% 2040	1,410	1,883
Northrop Grumman Corp. 5.25% 2050	1,329	1,919
Otis Worldwide Corp. 2.293% 20278	2,135	2,233
Otis Worldwide Corp. 2.565% 20308	3,000	3,152
Pisces Parent LLC 8.00% 20268	2,085	2,107
R.R. Donnelley & Sons Co. 6.50% 2023	2,635	2,415
Raytheon Technologies Corp. 2.80% 20228	3,745	3,865
Roper Technologies, Inc. 2.80% 2021	988	1,017
Roper Technologies, Inc. 3.80% 2026	235	269
Siemens AG 2.70% 20228	2,685	2,788
Spirit AeroSystems, Inc. 7.50% 20258	1,350	1,337
The Brink’s Co. 4.625% 20278	2,385	2,297
TransDigm Inc. 6.50% 2024	32,342	31,207
TransDigm Inc. 6.25% 20268	451	451
Uber Technologies, Inc. 8.00% 20268	2,725	2,777
Union Pacific Corp. 3.15% 2024	1,287	1,398
Union Pacific Corp. 3.75% 2025	4,643	5,263
Union Pacific Corp. 2.15% 2027	2,318	2,454
Union Pacific Corp. 3.95% 2028	1,875	2,229
Union Pacific Corp. 3.70% 2029	6,500	7,601
Union Pacific Corp. 2.40% 2030	2,414	2,586
Union Pacific Corp. 4.30% 2049	2,690	3,450
Union Pacific Corp. 3.25% 2050	371	408
Union Pacific Corp. 3.95% 2059	1,365	1,641
Union Pacific Corp. 3.75% 2070	1,091	1,222
United Technologies Corp. 3.65% 2023	52	56
United Technologies Corp. 3.95% 2025	5,155	5,890
United Technologies Corp. 4.125% 2028	1,960	2,311
Vertical US Newco Inc. 5.25% 20278	1,825	1,852
Vinci SA 3.75% 20298	2,237	2,582
Wesco Aircraft Holdings, Inc. 9.00% 20268	2,275	1,501
WESCO Distribution, Inc. 7.125% 20258	1,210	1,279
WESCO Distribution, Inc. 7.25% 20288	1,320	1,395
XPO Logistics, Inc. 6.25% 20258	660	693
		274,161
Consumer discretionary 0.92%
Adient US LLC 9.00% 20258	521	563
Amazon.com, Inc. 2.40% 2023	565	594
Amazon.com, Inc. 2.80% 2024	515	560
Amazon.com, Inc. 1.50% 2030	2,000	2,033
Amazon.com, Inc. 2.50% 2050	3,990	4,056
Amazon.com, Inc. 2.70% 2060	4,485	4,580
American Honda Finance Corp. 3.50% 2028	750	850

American Funds Insurance Series — Asset Allocation Fund — Page 92 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bayerische Motoren Werke AG 2.25% 20238	$300	$311
Bayerische Motoren Werke AG 3.45% 20238	1,870	1,982
Bayerische Motoren Werke AG 3.15% 20248	8,510	9,114
Carnival Corp. 11.50% 20238	3,065	3,318
Colt Merger Sub, Inc. 6.25% 20258	1,815	1,805
Ford Motor Co. 9.00% 2025	3,649	3,952
Ford Motor Credit Co. 2.343% 2020	4,635	4,615
Ford Motor Credit Co. 3.157% 2020	500	499
Ford Motor Credit Co. 3.20% 2021	2,250	2,222
Ford Motor Credit Co. 3.087% 2023	405	386
Ford Motor Credit Co. 3.664% 2024	455	431
Ford Motor Credit Co. 3.81% 2024	1,070	1,031
Ford Motor Credit Co. 5.584% 2024	423	428
Ford Motor Credit Co. 5.125% 2025	1,930	1,939
General Motors Co. 5.40% 2023	382	414
General Motors Co. 6.125% 2025	10,157	11,427
General Motors Co. 6.60% 2036	8	9
General Motors Co. 6.25% 2043	992	1,055
General Motors Co. 5.40% 2048	1,398	1,384
General Motors Co. 5.95% 2049	1,817	1,908
General Motors Financial Co. 3.70% 2020	6,355	6,389
General Motors Financial Co. 3.45% 2022	2,000	2,033
General Motors Financial Co. 3.55% 2022	4,245	4,354
General Motors Financial Co. 5.20% 2023	7,768	8,317
General Motors Financial Co. 3.50% 2024	5,008	5,081
General Motors Financial Co. 2.75% 2025	5,000	4,933
General Motors Financial Co. 4.30% 2025	400	417
General Motors Financial Co. 4.35% 2027	500	518
General Motors Financial Co. 3.60% 2030	4,000	3,892
Hanesbrands Inc. 4.625% 20248	860	858
Hanesbrands Inc. 5.375% 20258	706	715
Hanesbrands Inc. 4.875% 20268	2,700	2,726
Home Depot, Inc. 3.90% 2028	825	990
Home Depot, Inc. 2.95% 2029	9,301	10,452
Home Depot, Inc. 2.70% 2030	2,180	2,398
Home Depot, Inc. 4.25% 2046	3,500	4,447
Home Depot, Inc. 4.50% 2048	428	570
Home Depot, Inc. 3.35% 2050	3,060	3,507
Hyundai Capital America 3.25% 20228	480	493
International Game Technology PLC 6.25% 20228	687	695
International Game Technology PLC 6.50% 20258	2,145	2,200
Lowe’s Companies, Inc. 3.65% 2029	3,574	4,101
Lowe’s Companies, Inc. 4.55% 2049	385	488
Macy’s, Inc. 8.375% 20258	1,390	1,386
Magna International Inc. 2.45% 2030	6,875	7,045
Mattel, Inc. 6.75% 20258	3,225	3,351
MGM Resorts International 7.75% 2022	1,700	1,733
NCL Corp. Ltd. 3.625% 20248	3,290	2,023
Panther BF Aggregator 2, LP 6.25% 20268	556	576
PetSmart, Inc. 5.875% 20258	2,420	2,434
PetSmart, Inc. 8.875% 20258	21,015	21,041
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 202210,11	5,901	5,780
Royal Caribbean Cruises Ltd. 10.875% 20238	1,815	1,866
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	340	332

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	$5,255	$5,120
Sally Holdings LLC and Sally Capital Inc. 8.75% 20258	2,347	2,551
Scientific Games Corp. 5.00% 20258	2,571	2,383
Scientific Games Corp. 8.625% 20258	1,260	1,181
Scientific Games Corp. 8.25% 20268	6,905	6,140
Scientific Games Corp. 7.00% 20288	950	762
Scientific Games Corp. 7.25% 20298	1,615	1,295
Staples, Inc. 7.50% 20268	8,830	6,957
Station Casinos LLC 4.50% 20288	1,820	1,534
Toyota Motor Credit Corp. 2.15% 2022	545	564
Toyota Motor Credit Corp. 2.60% 2022	924	953
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,722
Toyota Motor Credit Corp. 3.375% 2030	2,225	2,560
VICI Properties LP 4.625% 20298	995	972
VICI Properties LP / VICI Note Co. Inc. 3.50% 20258	1,025	966
Volkswagen Group of America Finance, LLC 4.00% 20218	4,988	5,195
Volkswagen Group of America Finance, LLC 4.25% 20238	5,320	5,828
Volkswagen Group of America Finance, LLC 3.35% 20258	2,578	2,771
Volkswagen Group of America Finance, LLC 4.625% 20258	3,845	4,377
Volkswagen Group of America Finance, LLC 3.20% 20268	3,201	3,430
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20238	4,918	4,638
Wynn Resorts Ltd. 7.75% 20258	1,080	1,092
		243,598
Consumer staples 0.82%
Altria Group, Inc. 3.80% 2024	2,630	2,877
Altria Group, Inc. 4.40% 2026	445	512
Altria Group, Inc. 4.80% 2029	2,508	2,926
Altria Group, Inc. 3.40% 2030	909	980
Altria Group, Inc. 5.80% 2039	5,960	7,440
Altria Group, Inc. 4.50% 2043	3,000	3,232
Altria Group, Inc. 5.95% 2049	3,824	5,021
Altria Group, Inc. 4.45% 2050	3,500	3,843
Anheuser-Busch InBev NV 4.15% 2025	8,000	9,083
Anheuser-Busch InBev NV 4.00% 2028	4,345	5,017
Anheuser-Busch InBev NV 4.75% 2029	886	1,071
Anheuser-Busch InBev NV 5.45% 2039	7,900	9,991
Anheuser-Busch InBev NV 5.55% 2049	2,500	3,352
Anheuser-Busch InBev NV 4.50% 2050	2,150	2,575
B&G Foods, Inc. 5.25% 2025	2,175	2,193
British American Tobacco International Finance PLC 3.95% 20258	4,250	4,691
British American Tobacco PLC 2.789% 2024	4,000	4,220
British American Tobacco PLC 3.222% 2024	2,826	3,030
British American Tobacco PLC 3.215% 2026	5,143	5,530
British American Tobacco PLC 3.557% 2027	1,000	1,083
British American Tobacco PLC 3.462% 2029	2,000	2,132
British American Tobacco PLC 4.906% 2030	8,220	9,671
British American Tobacco PLC 4.39% 2037	5,500	6,007
British American Tobacco PLC 4.54% 2047	4,820	5,255
British American Tobacco PLC 5.282% 2050	1,000	1,213
Conagra Brands, Inc. 4.30% 2024	4,685	5,184
Conagra Brands, Inc. 4.60% 2025	4,700	5,424
Conagra Brands, Inc. 5.30% 2038	220	288
Conagra Brands, Inc. 5.40% 2048	1,018	1,407

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.65% 2022	$7,846	$8,187
Constellation Brands, Inc. 2.70% 2022	195	202
Constellation Brands, Inc. 3.20% 2023	1,340	1,423
Constellation Brands, Inc. 3.60% 2028	938	1,040
Constellation Brands, Inc. 2.875% 2030	2,259	2,399
Constellation Brands, Inc. 4.50% 2047	220	262
Constellation Brands, Inc. 3.75% 2050	351	383
Costco Wholesale Corp. 2.75% 2024	10,000	10,858
Costco Wholesale Corp. 1.60% 2030	5,000	5,063
H.J. Heinz Co. 3.875% 20278	2,475	2,590
Imperial Tobacco Finance PLC 3.50% 20238	4,000	4,153
Keurig Dr Pepper Inc. 4.057% 2023	2,000	2,183
Keurig Dr Pepper Inc. 4.597% 2028	2,000	2,402
Keurig Dr Pepper Inc. 3.20% 2030	3,771	4,180
Keurig Dr Pepper Inc. 4.985% 2038	4,001	5,149
Keurig Dr Pepper Inc. 5.085% 2048	75	100
Keurig Dr Pepper Inc. 3.80% 2050	2,552	2,925
Kimberly-Clark Corp. 3.10% 2030	844	962
Kraft Heinz Co. 3.95% 2025	2,195	2,347
Molson Coors Brewing Co. 4.20% 2046	2,695	2,626
Nestlé Holdings, Inc. 3.35% 20238	750	816
PepsiCo, Inc. 3.625% 2050	2,180	2,659
Philip Morris International Inc. 1.875% 2021	1,500	1,512
Philip Morris International Inc. 2.375% 2022	1,960	2,037
Philip Morris International Inc. 2.625% 2022	1,670	1,723
Philip Morris International Inc. 2.875% 2024	788	847
Philip Morris International Inc. 3.25% 2024	2,000	2,215
Philip Morris International Inc. 3.375% 2029	3,268	3,718
Philip Morris International Inc. 2.10% 2030	2,477	2,555
Post Holdings, Inc. 4.625% 20308	1,666	1,638
Procter & Gamble Co. 1.70% 2021	400	407
Procter & Gamble Co. 3.60% 2050	1,099	1,372
Reckitt Benckiser Group PLC 2.375% 20228	1,125	1,159
Reynolds American Inc. 4.45% 2025	2,850	3,213
Reynolds American Inc. 5.85% 2045	2,030	2,546
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,047
Wal-Mart Stores, Inc. 3.40% 2023	5,665	6,156
Wal-Mart Stores, Inc. 2.85% 2024	1,805	1,964
Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,326
Wal-Mart Stores, Inc. 3.70% 2028	687	815
WM. Wrigley Jr. Co. 3.375% 20208	250	252
		215,659
Information technology 0.80%
Adobe Inc. 1.90% 2025	2,216	2,342
Adobe Inc. 2.30% 2030	11,832	12,792
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 202510,11	5,150	4,495
Apple Inc. 3.00% 2024	625	677
Apple Inc. 1.125% 2025	1,866	1,902
Apple Inc. 3.35% 2027	40	45
Apple Inc. 2.65% 2050	1,362	1,411
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 202510,11	600	602
BMC Software, Inc. 7.125% 20258	545	573
BMC Software, Inc. 9.125% 20268	450	468

American Funds Insurance Series — Asset Allocation Fund — Page 95 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Corp. 3.875% 2027	$3,060	$3,311
Broadcom Inc. 3.125% 20228	1,575	1,642
Broadcom Inc. 3.625% 20248	1,575	1,713
Broadcom Inc. 4.70% 20258	7,208	8,124
Broadcom Inc. 4.25% 20268	7,508	8,366
Broadcom Inc. 4.75% 20298	11,520	13,083
Broadcom Inc. 4.15% 20308	5,000	5,452
Broadcom Inc. 5.00% 20308	11,391	13,115
Broadcom Ltd. 3.625% 2024	937	1,008
Broadcom Ltd. 3.50% 2028	1,250	1,321
CommScope Finance LLC 6.00% 20268	2,425	2,492
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 202310,11	1,350	1,284
Diebold, Inc. 8.50% 2024	3,100	2,468
Fiserv, Inc. 2.75% 2024	1,600	1,707
Fiserv, Inc. 3.20% 2026	7,455	8,258
Fiserv, Inc. 2.25% 2027	1,030	1,079
Fiserv, Inc. 3.50% 2029	10,430	11,734
Fiserv, Inc. 2.65% 2030	12,611	13,332
Fiserv, Inc. 4.40% 2049	1,800	2,199
Gartner, Inc. 4.50% 20288	650	659
Genesys Telecommunications Laboratories, Inc. 10.00% 20248	875	912
Global Payments Inc. 2.90% 2030	3,528	3,694
International Business Machines Corp. 1.70% 2027	6,738	6,893
International Business Machines Corp. 1.95% 2030	5,000	5,124
Intuit Inc. 0.95% 2025	1,530	1,533
Intuit Inc. 1.35% 2027	3,565	3,587
Intuit Inc. 1.65% 2030	4,870	4,863
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 202410,11	4,375	4,377
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.934% 202410,11	2,902	2,830
Microsoft Corp. 3.30% 2027	4,000	4,577
Microsoft Corp. 4.20% 2035	6,000	7,825
Microsoft Corp. 4.10% 2037	628	812
Microsoft Corp. 2.525% 2050	622	647
Oracle Corp. 3.60% 2050	6,730	7,620
PayPal Holdings, Inc. 2.65% 2026	2,364	2,571
PayPal Holdings, Inc. 2.85% 2029	2,770	3,037
PayPal Holdings, Inc. 2.30% 2030	3,303	3,440
PayPal Holdings, Inc. 3.25% 2050	932	1,020
Sabre Holdings Corp. 5.25% 20238	325	300
Sabre Holdings Corp. 5.375% 20238	2,629	2,461
Sabre Holdings Corp. 9.25% 20258	1,025	1,085
Veritas Holdings Ltd. 7.50% 20238	3,350	3,312
Veritas Holdings Ltd. 10.50% 20248	1,285	1,155
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 202310,11	1,437	1,333
ViaSat, Inc. 5.625% 20278	555	570
Visa Inc. 2.80% 2022	2,000	2,112
Visa Inc. 3.15% 2025	5,500	6,140
Xerox Corp. 4.125% 2023	906	908
		212,392
Materials 0.58%
Air Liquide SA 2.25% 20298	1,381	1,428
Air Products and Chemicals, Inc. 1.85% 2027	1,300	1,363
Air Products and Chemicals, Inc. 2.05% 2030	2,904	3,056

American Funds Insurance Series — Asset Allocation Fund — Page 96 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Anglo American Capital PLC 5.625% 20308	$1,510	$1,827
Ardagh Packaging Finance 5.25% 20258	833	856
Braskem SA 4.50% 20308	1,255	1,151
Chemours Co. 6.625% 2023	4,085	3,932
Chevron Phillips Chemical Co. LLC 3.30% 20238	595	622
Cleveland-Cliffs Inc. 4.875% 20248	3,975	3,751
Cleveland-Cliffs Inc. 5.75% 2025	9,456	8,079
Cleveland-Cliffs Inc. 9.875% 20258	925	972
Cleveland-Cliffs Inc. 6.75% 20268	2,035	1,969
Cleveland-Cliffs Inc. 5.875% 2027	10,500	8,693
CVR Partners, LP 9.25% 20238	1,750	1,720
Dow Chemical Co. 3.15% 2024	1,565	1,672
Dow Chemical Co. 4.55% 2025	1,405	1,604
Dow Chemical Co. 3.625% 2026	1,884	2,078
Dow Chemical Co. 4.80% 2049	627	749
First Quantum Minerals Ltd. 7.25% 20228	7,175	7,040
First Quantum Minerals Ltd. 7.25% 20238	1,200	1,154
First Quantum Minerals Ltd. 6.50% 20248	4,704	4,446
First Quantum Minerals Ltd. 7.50% 20258	15,400	14,770
First Quantum Minerals Ltd. 6.875% 20268	11,375	10,804
Freeport-McMoRan Inc. 3.875% 2023	825	828
Freeport-McMoRan Inc. 4.25% 2030	2,550	2,476
FXI Holdings, Inc. 7.875% 20248	2,226	1,921
FXI Holdings, Inc. 12.25% 20268	4,392	4,273
Glencore Funding LLC 4.125% 20248	945	1,014
Hexion Inc. 7.875% 20278	2,045	1,866
Holcim Ltd. 5.15% 20238	2,395	2,628
International Paper Co. 7.30% 2039	2,005	2,821
LSB Industries, Inc. 9.625% 20238	5,170	4,996
Mosaic Co. 3.25% 2022	1,788	1,831
Mosaic Co. 4.05% 2027	1,587	1,688
Newcrest Finance Pty Ltd. 3.25% 20308	1,329	1,422
Newcrest Finance Pty Ltd. 4.20% 20508	371	416
Nova Chemicals Corp. 5.25% 20278	2,560	2,253
Nutrien Ltd. 1.90% 2023	5,316	5,490
Nutrien Ltd. 2.95% 2030	670	711
Olin Corp. 9.50% 20258	1,055	1,178
Ryerson Inc. 11.00% 20228	4,840	4,958
Sherwin-Williams Co. 2.75% 2022	29	30
Sherwin-Williams Co. 3.125% 2024	275	296
Sherwin-Williams Co. 2.95% 2029	4,000	4,308
Sherwin-Williams Co. 3.80% 2049	5,208	5,701
Teck Resources Ltd. 3.90% 20308	764	764
Tronox Ltd. 6.50% 20268	1,980	1,856
Valvoline Inc. 4.375% 20258	670	676
Venator Materials Corp. 5.75% 20258	5,845	4,175
Venator Materials Corp. 9.50% 20258	1,495	1,525
Warrior Met Coal, Inc. 8.00% 20248	4,519	4,410
Westlake Chemical Corp. 4.375% 2047	500	495
Yara International ASA 3.148% 20308	1,420	1,479
		152,221

American Funds Insurance Series — Asset Allocation Fund — Page 97 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate 0.42%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.80% 2026	$315	$354
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,393
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,910	3,109
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,651
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	539
American Campus Communities, Inc. 3.75% 2023	3,055	3,139
American Campus Communities, Inc. 4.125% 2024	2,075	2,183
American Campus Communities, Inc. 3.30% 2026	1,698	1,744
American Campus Communities, Inc. 3.625% 2027	9,850	10,130
American Campus Communities, Inc. 2.85% 2030	3,125	3,021
American Campus Communities, Inc. 3.875% 2031	744	781
American Tower Corp. 3.55% 2027	1,425	1,591
American Tower Corp. 3.60% 2028	1,000	1,118
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,103
Brookfield Property REIT Inc. 5.75% 20268	6,050	5,126
Communications Sales & Leasing, Inc. 6.00% 20238	1,800	1,761
Corporate Office Properties LP 3.60% 2023	390	397
Corporate Office Properties LP 5.25% 2024	3,595	3,854
Equinix, Inc. 2.625% 2024	501	534
Equinix, Inc. 2.90% 2026	6,087	6,576
Equinix, Inc. 1.80% 2027	1,295	1,303
Equinix, Inc. 3.20% 2029	6,170	6,708
Equinix, Inc. 2.15% 2030	2,969	2,944
Equinix, Inc. 3.00% 2050	2,095	2,049
Essex Portfolio LP 3.875% 2024	1,000	1,089
Essex Portfolio LP 3.50% 2025	6,825	7,452
Essex Portfolio LP 4.00% 2029	1,800	2,095
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,267
Hospitality Properties Trust 4.50% 2023	1,945	1,863
Hospitality Properties Trust 4.50% 2025	150	134
Hospitality Properties Trust 4.95% 2027	500	439
Hospitality Properties Trust 3.95% 2028	1,950	1,572
Host Hotels & Resorts LP 4.50% 2026	355	368
Iron Mountain Inc. 5.25% 20308	2,245	2,205
Public Storage 2.37% 2022	565	586
Realogy Corp. 5.25% 20218	1,750	1,775
Realogy Corp. 4.875% 20238	4,375	4,104
Realogy Corp. 9.375% 20278	2,195	2,054
Realogy Group LLC 7.625% 20258	425	425
Scentre Group 3.25% 20258	1,000	1,029
Scentre Group 3.50% 20258	3,075	3,207
Scentre Group 3.75% 20278	2,430	2,517
UDR, Inc. 2.95% 2026	760	806
WEA Finance LLC 3.25% 20208	5,055	5,062
Welltower Inc. 3.95% 2023	1,325	1,428
Westfield Corp. Ltd. 3.15% 20228	4,290	4,355
Westfield Corp. Ltd. 3.50% 20298	443	430
		110,370
Total corporate bonds & notes		3,512,550

American Funds Insurance Series — Asset Allocation Fund — Page 98 of 207

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 10.32% U.S. Treasury 8.67%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2020	$103,000	$103,129
U.S. Treasury 1.375% 2021	34,410	34,655
U.S. Treasury 1.50% 2021	3,777	3,836
U.S. Treasury 1.625% 2021	3,704	3,758
U.S. Treasury 1.625% 2021	98	100
U.S. Treasury 1.75% 2021	425	435
U.S. Treasury 2.25% 202114	95,000	96,647
U.S. Treasury 2.50% 2021	200,000	202,718
U.S. Treasury 2.75% 2021	19,232	19,832
U.S. Treasury 0.125% 2022	33,226	33,205
U.S. Treasury 0.125% 2022	30,000	29,983
U.S. Treasury 0.125% 2022	953	952
U.S. Treasury 1.125% 2022	5,303	5,388
U.S. Treasury 1.375% 2022	5,000	5,096
U.S. Treasury 1.375% 2022	280	288
U.S. Treasury 1.50% 2022	9,407	9,686
U.S. Treasury 1.625% 2022	94	97
U.S. Treasury 1.875% 2022	80,000	82,278
U.S. Treasury 1.875% 2022	5,000	5,179
U.S. Treasury 1.875% 2022	4,000	4,154
U.S. Treasury 2.125% 2022	37,000	38,810
U.S. Treasury 0.25% 2023	30,000	30,067
U.S. Treasury 1.375% 2023	5,309	5,477
U.S. Treasury 1.625% 2023	18,000	18,739
U.S. Treasury 2.25% 2023	5,000	5,358
U.S. Treasury 2.375% 2023	5,000	5,285
U.S. Treasury 2.75% 2023	15,000	16,092
U.S. Treasury 1.50% 2024	22,500	23,713
U.S. Treasury 1.50% 2024	907	955
U.S. Treasury 2.125% 2024	5,000	5,357
U.S. Treasury 2.25% 2024	5,000	5,366
U.S. Treasury 2.375% 2024	70,000	76,150
U.S. Treasury 2.50% 2024	225,000	243,475
U.S. Treasury 2.50% 2024	700	762
U.S. Treasury 0.25% 2025	84,812	84,702
U.S. Treasury 0.25% 2025	13,050	13,026
U.S. Treasury 0.375% 2025	2,705	2,717
U.S. Treasury 1.375% 2025	131,900	138,562
U.S. Treasury 2.50% 2025	3,500	3,856
U.S. Treasury 2.75% 2025	3,229	3,622
U.S. Treasury 1.50% 2026	500	533
U.S. Treasury 1.625% 2026	60,000	64,477
U.S. Treasury 1.625% 2026	27,000	29,003
U.S. Treasury 1.625% 2026	7,000	7,488
U.S. Treasury 1.625% 2026	1,500	1,607
U.S. Treasury 0.50% 2027	46,770	46,806
U.S. Treasury 1.125% 2027	762	795
U.S. Treasury 1.50% 2027	50,150	53,530
U.S. Treasury 2.25% 2027	78,250	87,389
U.S. Treasury 2.375% 2027	880	993
U.S. Treasury 2.875% 2028	5,217	6,156
U.S. Treasury 0.625% 2030	174,477	173,945
U.S. Treasury 1.50% 2030	61,651	66,628
U.S. Treasury 1.125% 2040	42,500	42,101

American Funds Insurance Series — Asset Allocation Fund — Page 99 of 207

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$3,755	$4,651
U.S. Treasury 3.00% 2047	9,355	12,752
U.S. Treasury 3.00% 2048	336	460
U.S. Treasury 2.25% 204914	40,000	48,088
U.S. Treasury 2.375% 204914	103,700	128,014
U.S. Treasury 2.00% 205014	131,548	150,590
		2,289,513
U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 0.125% 202415	84,961	89,036
U.S. Treasury Inflation-Protected Security 0.625% 202415	86,156	90,767
U.S. Treasury Inflation-Protected Security 0.125% 202515	22,835	23,959
U.S. Treasury Inflation-Protected Security 0.75% 202815	17,878	20,177
U.S. Treasury Inflation-Protected Security 0.875% 202915	20,155	23,005
U.S. Treasury Inflation-Protected Security 0.125% 203015	23,133	25,012
U.S. Treasury Inflation-Protected Security 1.00% 204615	5,412	7,023
U.S. Treasury Inflation-Protected Security 0.875% 204715	7,968	10,182
U.S. Treasury Inflation-Protected Security 1.00% 204914,15	100,974	135,026
U.S. Treasury Inflation-Protected Security 0.25% 205014,15	10,146	11,404
		435,591
Total U.S. Treasury bonds & notes		2,725,104
Mortgage-backed obligations 8.55% Federal agency mortgage-backed obligations 8.24%
Fannie Mae 7.00% 204716	12	14
Fannie Mae 7.00% 204716	2	2
Fannie Mae Pool #885290 6.00% 202116	4	4
Fannie Mae Pool #AE0375 4.00% 202516	638	676
Fannie Mae Pool #AD7072 4.00% 202516	7	7
Fannie Mae Pool #AE3069 4.00% 202516	3	3
Fannie Mae Pool #AE2321 4.00% 202516	2	2
Fannie Mae Pool #AD8204 4.00% 202516	2	2
Fannie Mae Pool #890297 4.00% 202616	659	698
Fannie Mae Pool #AH9695 4.00% 202616	640	678
Fannie Mae Pool #AL5448 4.00% 202616	637	674
Fannie Mae Pool #AH6431 4.00% 202616	569	604
Fannie Mae Pool #890329 4.00% 202616	87	93
Fannie Mae Pool #AJ3010 4.00% 202616	46	48
Fannie Mae Pool #AH8174 4.00% 202616	6	6
Fannie Mae Pool #AL3908 4.00% 202616	4	5
Fannie Mae Pool #AH5618 4.00% 202616	5	5
Fannie Mae Pool #AH8275 4.00% 202616	3	4
Fannie Mae Pool #AH0829 4.00% 202616	4	4
Fannie Mae Pool #888204 6.00% 202616	164	182
Fannie Mae Pool #AL7299 4.00% 202716	321	340
Fannie Mae Pool #MA1109 4.00% 202716	6	7
Fannie Mae Pool #MA3653 3.00% 202916	60	63
Fannie Mae Pool #AL8347 4.00% 202916	656	695
Fannie Mae Pool #MA3547 3.00% 203316	16	17
Fannie Mae Pool #254767 5.50% 203316	369	422
Fannie Mae Pool #555956 5.50% 203316	244	280
Fannie Mae Pool #BN1085 4.00% 203416	1,101	1,165
Fannie Mae Pool #BN3172 4.00% 203416	440	466

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3955 2.50% 203516	$29,388	$30,799
Fannie Mae Pool #AS8554 3.00% 203616	15,676	16,606
Fannie Mae Pool #929185 5.50% 203616	571	655
Fannie Mae Pool #893641 6.00% 203616	1,126	1,285
Fannie Mae Pool #893688 6.00% 203616	350	407
Fannie Mae Pool #907239 6.00% 203616	76	88
Fannie Mae Pool #AD0249 5.50% 203716	202	230
Fannie Mae Pool #190379 5.50% 203716	107	123
Fannie Mae Pool #924952 6.00% 203716	1,431	1,667
Fannie Mae Pool #888292 6.00% 203716	1,058	1,235
Fannie Mae Pool #928031 6.00% 203716	152	177
Fannie Mae Pool #888637 6.00% 203716	18	21
Fannie Mae Pool #AD0119 6.00% 203816	1,696	1,975
Fannie Mae Pool #AD0095 6.00% 203816	1,277	1,491
Fannie Mae Pool #995674 6.00% 203816	631	736
Fannie Mae Pool #AE0021 6.00% 203816	531	620
Fannie Mae Pool #AB0538 6.00% 203816	353	412
Fannie Mae Pool #AL7164 6.00% 203816	305	348
Fannie Mae Pool #995391 6.00% 203816	38	45
Fannie Mae Pool #889983 6.00% 203816	34	39
Fannie Mae Pool #995224 6.00% 203816	19	22
Fannie Mae Pool #AD0833 6.00% 203916	1	1
Fannie Mae Pool #AL0013 6.00% 204016	341	399
Fannie Mae Pool #AL0309 6.00% 204016	110	128
Fannie Mae Pool #AB4536 6.00% 204116	617	716
Fannie Mae Pool #AL7228 6.00% 204116	444	515
Fannie Mae Pool #AP2131 3.50% 204216	7,577	8,204
Fannie Mae Pool #AU8813 4.00% 204316	3,310	3,746
Fannie Mae Pool #AU9348 4.00% 204316	1,911	2,163
Fannie Mae Pool #AU9350 4.00% 204316	1,714	1,911
Fannie Mae Pool #AL8773 3.50% 204516	11,903	12,887
Fannie Mae Pool #AL8354 3.50% 204516	2,878	3,148
Fannie Mae Pool #BC4764 3.00% 204616	27,962	29,612
Fannie Mae Pool #AL8522 3.50% 204616	5,760	6,300
Fannie Mae Pool #BD9699 3.50% 204616	2,611	2,809
Fannie Mae Pool #BD9307 4.00% 204616	1,750	1,902
Fannie Mae Pool #BC7611 4.00% 204616	628	687
Fannie Mae Pool #BH4084 3.50% 204716	28,323	30,015
Fannie Mae Pool #BE1290 3.50% 204716	4,582	4,927
Fannie Mae Pool #CA0770 3.50% 204716	4,585	4,865
Fannie Mae Pool #MA3211 4.00% 204716	9,361	9,984
Fannie Mae Pool #BJ3775 3.50% 204816	19,297	20,438
Fannie Mae Pool #BK7655 3.919% 204810,16	1,094	1,156
Fannie Mae Pool #BK0920 4.00% 204816	4,651	4,926
Fannie Mae Pool #BJ9256 4.00% 204816	4,596	4,877
Fannie Mae Pool #BK4764 4.00% 204816	2,196	2,325
Fannie Mae Pool #BJ9252 4.00% 204816	1,340	1,420
Fannie Mae Pool #BK0915 4.00% 204816	424	449
Fannie Mae Pool #BK6971 4.00% 204816	374	397
Fannie Mae Pool #MA3277 4.00% 204816	39	41
Fannie Mae Pool #BK5255 4.00% 204816	33	35
Fannie Mae Pool #CA2493 4.50% 204816	2,657	2,857
Fannie Mae Pool #MA3496 4.50% 204816	166	178
Fannie Mae Pool #CA4756 3.00% 204916	11,068	11,833

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN6006 4.50% 204916	$10,703	$11,503
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204116	132	157
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204116	33	41
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 202210,16	1,332	1,367
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202216	2,438	2,490
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202216	2,205	2,260
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.328% 202310,16	6,673	7,089
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 202310,16	5,745	6,141
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 202310,16	5,027	5,408
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 202410,16	6,052	6,583
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 202410,16	5,060	5,495
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 202610,16	9,665	10,523
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 202710,16	2,891	3,216
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 203616	73	69
Freddie Mac 3.00% 203716	24,236	25,680
Freddie Mac 4.00% 204216	3,438	3,778
Freddie Mac 4.00% 204516	11,314	12,522
Freddie Mac 3.00% 204616	7,105	7,724
Freddie Mac 4.50% 204616	1,122	1,216
Freddie Mac 4.50% 204616	787	853
Freddie Mac 3.50% 204716	30,579	32,318
Freddie Mac 3.50% 204716	18,648	19,775
Freddie Mac 3.50% 204716	3,103	3,332
Freddie Mac 3.50% 204816	1,341	1,410
Freddie Mac Pool #ZK7598 3.00% 202716	12,894	13,557
Freddie Mac Pool #ZK7580 3.00% 202716	5,320	5,629
Freddie Mac Pool #ZS8710 3.00% 203316	3,092	3,250
Freddie Mac Pool #SB0023 3.00% 203316	1,923	2,022
Freddie Mac Pool #QN1174 2.50% 203416	899	942
Freddie Mac Pool #G03978 5.00% 203816	807	926
Freddie Mac Pool #G04553 6.50% 203816	94	106
Freddie Mac Pool #G08347 4.50% 203916	149	166
Freddie Mac Pool #C03518 5.00% 204016	1,426	1,628
Freddie Mac Pool #Q23185 4.00% 204316	2,138	2,420
Freddie Mac Pool #Q23190 4.00% 204316	1,714	1,911
Freddie Mac Pool #760014 3.48% 204510,16	628	652
Freddie Mac Pool #G60344 4.00% 204516	10,390	11,470
Freddie Mac Pool #760015 3.184% 204710,16	1,313	1,350
Freddie Mac Pool #Q52157 3.50% 204716	4,086	4,328
Freddie Mac Pool #SI2002 4.00% 204816	8,803	9,341
Freddie Mac Pool #SD7507 3.00% 204916	36,814	39,498
Freddie Mac Pool #RA2020 3.00% 205016	15,936	16,930
Freddie Mac, Series T041, Class 3A, 5.317% 203210,16	251	285
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 202316	3,025	3,179
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 202416	5,555	5,977
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202516	4,265	4,654
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 202516	4,000	4,477
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 202510,16	9,778	11,058
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202616	10,050	11,020
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202616	7,370	8,263
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202716	4,755	5,419
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202716	5,770	6,624
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 202716	4,375	5,041
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202816	3,237	3,894

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 205610,16	$9,354	$9,971
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205616	9,187	9,844
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 205610,16	4,997	5,328
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 205610,16	2,107	2,268
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 205710,16	1,561	1,717
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 205716	3,766	4,083
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 205716	3,147	3,560
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205716	1,268	1,431
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 205816	16,985	18,519
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 205916	9,598	10,221
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 202816	3,706	4,046
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 202916	4,705	4,969
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 202916	7,614	8,295
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 202916	2,455	2,738
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.485% 202710,16	1,453	1,487
Government National Mortgage Assn. 4.00% 204816	1,347	1,447
Government National Mortgage Assn. 4.50% 204916	39,747	42,470
Government National Mortgage Assn. 2.50% 205016,17	127,582	133,981
Government National Mortgage Assn. 3.00% 205016,17	103,534	109,455
Government National Mortgage Assn. 3.50% 205016,17	16,903	17,838
Government National Mortgage Assn. 4.00% 205016,17	21,780	23,092
Government National Mortgage Assn. 4.00% 205016	4,019	4,267
Government National Mortgage Assn. 4.50% 205016,17	10,000	10,677
Government National Mortgage Assn. Pool #MA5263 3.50% 204816	5,278	5,620
Government National Mortgage Assn. Pool #MA6339 3.50% 204916	80,913	85,514
Government National Mortgage Assn. Pool #MA5876 4.00% 204916	24,495	25,976
Government National Mortgage Assn. Pool #MA5986 4.00% 204916	14,038	14,899
Government National Mortgage Assn. Pool #MA6040 4.00% 204916	202	214
Government National Mortgage Assn. Pool #MA6092 4.50% 204916	9,403	10,042
Government National Mortgage Assn. Pool #MA5877 4.50% 204916	5,709	6,102
Uniform Mortgage-Backed Security 2.00% 203516,17	112,655	116,342
Uniform Mortgage-Backed Security 2.50% 203516,17	109,638	114,589
Uniform Mortgage-Backed Security 3.00% 203516,17	22,972	24,141
Uniform Mortgage-Backed Security 2.00% 205016,17	10,000	10,207
Uniform Mortgage-Backed Security 2.50% 205016,17	213,217	221,323
Uniform Mortgage-Backed Security 2.50% 205016,17	—7	—7
Uniform Mortgage-Backed Security 3.00% 205016,17	203,153	213,613
Uniform Mortgage-Backed Security 3.50% 205016,17	147,711	155,364
Uniform Mortgage-Backed Security 4.00% 205016,17	98,492	104,367
Uniform Mortgage-Backed Security 4.50% 205016,17	32,598	35,030
		2,174,012
Collateralized mortgage-backed obligations (privately originated) 0.21%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20488,10,16	1,981	2,043
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.785% 20298,10,16	3,810	3,729
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20688,10,16	2,385	2,494
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203416	252	263
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20698,16	11,332	12,135
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20698,16	3,965	4,276
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20508,10,16	1,434	1,469
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20508,10,16	1,369	1,401
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20598,10,16	5,780	5,767
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20598,10,16	1,449	1,436
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20598,10,16	852	852

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 203416	$573	$601
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.035% 20518,10,16	1,127	1,127
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.935% 20528,10,16	3,001	2,994
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 20228,10,16	3,375	3,384
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.177% 20228,10,16	1,625	1,632
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20498,10,16	3,191	3,309
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20638,10,16	1,112	1,107
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20488,10,16	2,527	2,595
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.32% 20511,8,10,16	2,500	2,500
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 20588,10,16	1,281	1,296
		56,410
Commercial mortgage-backed securities 0.10%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 206316	2,909	3,107
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 205116	1,000	1,138
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 205316	2,960	3,122
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 204816	1,143	1,183
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 205016	4,735	5,228
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 204816	1,400	1,488
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 205316	5,602	5,943
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 204716	1,000	1,058
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 204816	1,145	1,187
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20298,16	2,650	2,702
		26,156
Total mortgage-backed obligations		2,256,578
Asset-backed obligations 0.59%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 20248,16	1,920	1,930
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 20248,16	1,114	1,124
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 202316	1,431	1,447
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20228,10,16	1,560	1,585
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20298,16	2,964	3,016
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 202216	506	508
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 202316	3,330	3,358
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 202416	595	600
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202516	820	833
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 202616	2,262	2,280
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20228,16	159	160
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20228,16	249	250
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20238,16	285	288
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20258,16	110	111
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20228,16	441	442
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20228,16	493	494
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 20238,16	2,031	2,046
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20278,16	3,900	3,946
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20288,16	4,330	4,454
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20308,16	13,095	13,875
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20308,16	12,000	12,853

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20318,16	$8,861	$9,019
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20318,16	11,965	12,833
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20288,16	71	71
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20298,16	182	181
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20378,16	1,400	1,390
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20398,16	3,329	3,275
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 20238,16	1,708	1,695
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20248,16	2,640	2,620
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 20248,16	990	982
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20258,16	2,632	2,612
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 202316	2,815	2,900
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 202216	34	34
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 202316	733	739
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 202416	444	452
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 202416	345	357
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 202516	1,000	1,064
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 20258,10,16	4,315	4,300
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 202416	3,310	3,410
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 202516	5,400	5,598
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20388,16	895	903
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20398,16	843	839
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20318,16	3,250	3,464
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20338,16	5,796	5,893
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20428,16	1,714	1,713
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20428,16	1,506	1,500
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20218,16	418	418
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20238,16	2,104	2,119
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20248,16	870	882
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 20248,16	1,390	1,410
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 202416	7,000	7,093
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 202516	5,375	5,552
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 202516	8,275	8,525
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 202616	6,000	6,125
		155,568
Bonds & notes of governments & government agencies outside the U.S. 0.17%
CPPIB Capital Inc. 2.375% 20218	6,000	6,073
CPPIB Capital Inc. 2.25% 20228	4,286	4,418
CPPIB Capital Inc. 2.75% 20278	6,600	7,533
KfW 2.125% 2022	375	387
Manitoba (Province of) 3.05% 2024	2,600	2,845
Qatar (State of) 3.375% 20248	2,315	2,484
Qatar (State of) 4.00% 20298	745	859
Qatar (State of) 4.817% 20498	750	989
Quebec (Province of) 2.375% 2022	5,057	5,218
Quebec (Province of) 2.75% 2027	9,000	10,169
Saudi Arabia (Kingdom of) 3.25% 20308	1,750	1,882
Saudi Arabia (Kingdom of) 5.25% 20508	1,000	1,288
		44,145
Municipals 0.07% South Carolina 0.05%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	25	26
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,501

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	$1,390	$1,556
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,300
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,444
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	480
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	1,966
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	761
		13,056
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,647
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	100	106
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	30	31
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	45	47
		78
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	45	46
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	10	10
Total municipals		17,979
Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	14,005
Total bonds, notes & other debt instruments (cost: $8,377,384,000)		8,725,929
Short-term securities 11.51% Money market investments 11.51%	Shares
Capital Group Central Cash Fund 0.18%18	29,928,879	2,993,187
Goldman Sachs Financial Square Government Fund 0.15%18,19	45,304,569	45,304
Total short-term securities (cost: $3,038,192,000)		3,038,491
Total investment securities 104.81% (cost: $22,210,172,000)		27,669,881
Other assets less liabilities (4.81)%		(1,271,034)
Net assets 100.00%		$26,398,847

American Funds Insurance Series — Asset Allocation Fund — Page 106 of 207

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount20 (000)	Value at 6/30/202021 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	3,513	October 2020	$702,600	$775,769	$121
5 Year U.S. Treasury Note Futures	Long	1,746	October 2020	174,600	219,546	568
10 Year U.S. Treasury Note Futures	Long	35	September 2020	3,500	4,871	19
10 Year Ultra U.S. Treasury Note Futures	Short	1,117	September 2020	(111,700)	(175,910)	(726)
20 Year U.S. Treasury Bond Futures	Long	911	September 2020	91,100	162,670	709
30 Year Ultra U.S. Treasury Bond Futures	Long	280	September 2020	28,000	61,084	57
						$748

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$—7

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,138,575,000, which represented 4.31% of the net assets of the fund. This amount includes $1,119,010,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	All or a portion of this security was on loan. The total value of all such securities was $47,984,000, which represented .18% of the net assets of the fund.
4	Represents an affiliated company as defined under the Investment Company Act of 1940.
5	Value determined using significant unobservable inputs.
6	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
7	Amount less than one thousand.
8	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,109,444,000, which represented 4.20% of the net assets of the fund.
9	Step bond; coupon rate may change at a later date.
10	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
11	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,597,000, which represented .15% of the net assets of the fund.
12	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
13	Scheduled interest and/or principal payment was not received.
14	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,317,000, which represented .04% of the net assets of the fund.
15	Index-linked bond whose principal amount moves with a government price index.
16	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
17	Purchased on a TBA basis.
18	Rate represents the seven-day yield at 6/30/2020.
19	Security purchased with cash collateral from securities on loan.
20	Notional amount is calculated based on the number of contracts and notional contract size.
21	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$8,839.04%
Advanz Pharma Corp. Ltd.	8/31/2018-9/4/2018	2,219	535.00
Total private placement securities		$9,168	$9,374.04%

American Funds Insurance Series — Asset Allocation Fund — Page 107 of 207

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — Asset Allocation Fund — Page 108 of 207

Global Balanced Fund

Investment portfolio

June 30, 2020

unaudited

Common stocks 58.88% Information technology 13.45%	Shares	Value (000)
ASML Holding NV1	32,700	$11,986
Taiwan Semiconductor Manufacturing Company, Ltd.1	860,000	9,101
Broadcom Inc.	26,895	8,488
Microsoft Corp.	40,420	8,226
PagSeguro Digital Ltd., Class A2	154,528	5,461
Tokyo Electron Ltd.1	11,800	2,896
Visa Inc., Class A	14,600	2,820
Keyence Corp.1	5,800	2,422
Mastercard Inc., Class A	7,600	2,247
Murata Manufacturing Co., Ltd.1	23,200	1,359
Atea ASA1	60,500	583
		55,589
Health care 11.13%
AstraZeneca PLC1	102,050	10,638
Merck & Co., Inc.	116,325	8,995
Humana Inc.	14,800	5,739
Coloplast A/S, Class B1	23,150	3,589
Fisher & Paykel Healthcare Corp. Ltd.1	134,000	3,099
Pfizer Inc.	78,500	2,567
UnitedHealth Group Inc.	8,045	2,373
GlaxoSmithKline PLC1	93,300	1,891
Cigna Corp.	9,500	1,783
Carl Zeiss Meditec AG, non-registered shares1,2	14,700	1,432
Gilead Sciences, Inc.	17,500	1,347
Koninklijke Philips NV (EUR denominated)1,2	23,500	1,094
Novartis AG1	10,500	912
CVS Health Corp.	8,500	552
		46,011
Consumer staples 8.31%
Philip Morris International Inc.	110,300	7,728
Nestlé SA1	59,100	6,529
British American Tobacco PLC1	156,300	6,005
Altria Group, Inc.	131,700	5,169
Keurig Dr Pepper Inc.	106,000	3,010
Coca-Cola Company	27,000	1,206
Coca-Cola European Partners PLC	30,000	1,133
Budweiser Brewing Co. APAC Ltd.1	336,000	976
Procter & Gamble Company	8,000	957
Walgreens Boots Alliance, Inc.	22,500	954
Coca-Cola FEMSA, SAB de CV, units	150,000	657
		34,324

American Funds Insurance Series — Global Balanced Fund — Page 109 of 207

unaudited

Common stocks (continued) Financials 7.35%	Shares	Value (000)
Zurich Insurance Group AG1	13,940	$4,909
Berkshire Hathaway Inc., Class A2	16	4,277
JPMorgan Chase & Co.	43,800	4,120
B3 SA - Brasil, Bolsa, Balcao	376,000	3,809
BlackRock, Inc.	5,730	3,118
S&P Global Inc.	8,000	2,636
Sberbank of Russia PJSC (ADR)1,2	203,000	2,306
AIA Group Ltd.1	210,000	1,954
FinecoBank SpA1,2	125,000	1,684
Bank Central Asia Tbk PT1	782,000	1,560
		30,373
Industrials 5.82%
Lockheed Martin Corp.	7,300	2,664
SMC Corp.1	5,000	2,552
Boeing Company	12,700	2,328
Spirax-Sarco Engineering PLC1	17,700	2,185
AB Volvo, Class B1,2	137,800	2,154
CSX Corp.	30,000	2,092
Watsco, Inc.	9,680	1,720
Rational AG1	2,800	1,566
MTU Aero Engines AG1,2	9,000	1,555
Nidec Corp.1	21,800	1,456
BAE Systems PLC1	210,000	1,256
Airbus SE, non-registered shares1,2	16,400	1,167
United Parcel Service, Inc., Class B	9,300	1,034
International Consolidated Airlines Group SA (CDI)1	120,000	330
		24,059
Consumer discretionary 4.40%
Home Depot, Inc.	20,475	5,129
Amazon.com, Inc.2	1,375	3,793
Alibaba Group Holding Ltd.1,2	109,600	2,962
Ocado Group PLC1,2	109,500	2,749
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,525
General Motors Company	40,000	1,012
		18,170
Real estate 2.90%
Crown Castle International Corp. REIT	23,940	4,006
Equinix, Inc. REIT	3,755	2,637
American Tower Corp. REIT	9,800	2,534
Gaming and Leisure Properties, Inc. REIT	60,451	2,092
Shimao Group Holdings Ltd.1	169,500	718
		11,987
Materials 2.57%
Givaudan SA1	815	3,031
Croda International PLC1	32,288	2,101
Koninklijke DSM NV1	12,000	1,659
Akzo Nobel NV1	16,000	1,431
Rio Tinto PLC1	18,000	1,013

American Funds Insurance Series — Global Balanced Fund — Page 110 of 207

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
LyondellBasell Industries NV	12,000	$789
Vale SA, ordinary nominative	60,000	617
		10,641
Communication services 2.24%
Alphabet Inc., Class C2	2,160	3,053
Verizon Communications Inc.	49,500	2,729
Nintendo Co., Ltd.1	5,700	2,536
SoftBank Corp.1	75,000	955
		9,273
Utilities 0.40%
Brookfield Infrastructure Partners LP	21,400	881
Enel SpA1	88,100	759
		1,640
Energy 0.31%
ConocoPhillips	22,000	924
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	42,800	354
		1,278
Total common stocks (cost: $183,353,000)		243,345
Bonds, notes & other debt instruments 36.11% U.S. Treasury bonds & notes 14.20% U.S. Treasury 12.41%	Principal amount (000)
U.S. Treasury 0.375% 2022	$9,765	9,802
U.S. Treasury 1.875% 2022	700	719
U.S. Treasury 1.875% 2022	600	621
U.S. Treasury 2.625% 2023	800	852
U.S. Treasury 0.50% 2025	9,785	9,888
U.S. Treasury 2.25% 2027	1,000	1,126
U.S. Treasury 2.25% 2027	700	782
U.S. Treasury 2.25% 2027	300	337
U.S. Treasury 2.875% 20283	1,275	1,504
U.S. Treasury 2.875% 2028	700	829
U.S. Treasury 1.50% 20303	14,168	15,312
U.S. Treasury 2.875% 2046	400	532
U.S. Treasury 2.375% 20493	6,898	8,515
U.S. Treasury 2.00% 2050	425	487
		51,306
U.S. Treasury inflation-protected securities 1.79%
U.S. Treasury Inflation-Protected Security 0.25% 20294	902	988
U.S. Treasury Inflation-Protected Security 0.875% 20294	3,352	3,825
U.S. Treasury Inflation-Protected Security 1.375% 20443,4	275	376
U.S. Treasury Inflation-Protected Security 1.00% 20493,4	1,641	2,194
		7,383
Total U.S. Treasury bonds & notes		58,689

American Funds Insurance Series — Global Balanced Fund — Page 111 of 207

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 14.14%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 20225	$200	$207
Abu Dhabi (Emirate of) 3.125% 20275	200	219
Belgium (Kingdom of) 0% 2027	€1,125	1,292
Belgium (Kingdom of) 0.80% 2027	595	722
Belgium (Kingdom of), Series 85, 0.80% 2028	330	403
Brazil (Federative Republic of) 0% 2020	BRL900	165
Brazil (Federative Republic of) 0% 2021	3,000	539
Canada 2.25% 2025	C$1,400	1,128
Canada 2.25% 2029	1,515	1,289
Chile (Republic of) 4.50% 2026	CLP180,000	257
China (People’s Republic of), Series 1916, 3.12% 2026	CNY4,400	633
China (People’s Republic of), Series 1906, 3.29% 2029	5,500	800
China (People’s Republic of), Series 1910, 3.86% 2049	7,310	1,080
China Development Bank Corp., Series 1805, 4.04% 2028	5,000	740
China Development Bank Corp., Series 1905, 3.48% 2029	10,280	1,459
Colombia (Republic of) 3.125% 2031	$200	199
Estonia (Republic of) 0.125% 2030	€80	90
French Republic O.A.T. 3.25% 2045	160	297
Germany (Federal Republic of) 0.00% 2025	885	1,028
Germany (Federal Republic of) 0.10% 20264	296	355
Germany (Federal Republic of) 0.25% 2029	200	241
Germany (Federal Republic of) 0% 2030	870	1,026
Germany (Federal Republic of) 0.50% 20304	398	523
Germany (Federal Republic of) 0% 2050	990	1,116
Greece (Hellenic Republic of) 3.375% 2025	300	379
Greece (Hellenic Republic of) 1.875% 2026	130	156
Greece (Hellenic Republic of) 3.75% 2028	280	377
Greece (Hellenic Republic of) 3.875% 2029	638	878
Greece (Hellenic Republic of) 1.50% 2030	385	445
Hungary 1.625% 2032	110	124
Indonesia (Republic of) 3.75% 2022	$410	427
Indonesia (Republic of) 3.85% 20275	400	434
Indonesia (Republic of), Series 78, 8.25% 2029	IDR2,085,000	156
Israel (State of) 1.50% 2027	€100	120
Israel (State of) 2.00% 2027	ILS2,600	829
Israel (State of) 5.50% 2042	700	360
Italy (Republic of) 0.10% 20234	€1,860	2,134
Japan, Series 395, 0.10% 2020	¥15,000	139
Japan, Series 134, 0.10% 2022	31,900	297
Japan, Series 17, 0.10% 20234	10,490	97
Japan, Series 142, 0.10% 2024	85,050	795
Japan, Series 19, 0.10% 20244	30,450	281
Japan, Series 18, 0.10% 20244	20,860	193
Japan, Series 340, 0.40% 2025	20,000	190
Japan, Series 21, 0.10% 20264	40,635	375
Japan, Series 346, 0.10% 2027	304,250	2,856
Japan, Series 22, 0.10% 20274	25,471	235
Japan, Series 23, 0.10% 20284	168,524	1,556
Japan, Series 24, 0.10% 20294	214,089	1,983
Japan, Series 356, 0.10% 2029	112,800	1,054
Japan, Series 358, 0.10% 2030	488,100	4,555
Japan, Series 152, 1.20% 2035	119,000	1,254
Japan, Series 42, 1.70% 2044	94,100	1,108
Kuwait (State of) 2.75% 20225	$200	207
Lithuania (Republic of) 0.75% 2030	€120	144

American Funds Insurance Series — Global Balanced Fund — Page 112 of 207

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	$344
Malaysia (Federation of), Series 0418, 4.893% 2038	3,083	840
Malaysia (Federation of), Series 0219, 4.467% 2039	14	4
Malaysia (Federation of), Series 0519, 3.757% 2040	1,750	416
Malaysia (Federation of), Series 0713, 4.935% 2043	25	7
Malaysia (Federation of), Series 0216, 4.736% 2046	609	158
Malaysia (Federation of), Series 0518, 4.921% 2048	219	59
Morocco (Kingdom of) 4.25% 2022	$200	211
Morocco (Kingdom of) 3.50% 2024	€100	123
Morocco (Kingdom of) 1.50% 2031	125	131
Morocco (Kingdom of) 1.50% 2031	100	105
National Highways Authority of India 7.17% 2021	INR30,000	414
Netherlands (Kingdom of the) 5.50% 2028	€100	164
Nova Scotia (Province of) 3.15% 2051	C$170	158
Panama (Republic of) 3.16% 2030	$265	286
Peru (Republic of) 2.392% 2026	90	94
Peru (Republic of) 5.625% 2050	20	32
Portuguese Republic 0.70% 2027	€220	256
Qatar (State of) 3.40% 20255	$200	218
Qatar (State of) 4.50% 20285	500	591
Romania 3.624% 2030	€692	841
Romania 2.00% 2032	100	105
Romania 3.50% 2034	65	77
Romania 3.875% 2035	170	207
Romania 3.375% 2038	250	287
Romania 4.125% 2039	100	124
Romania 4.625% 2049	575	741
Romania 4.625% 2049	100	129
Russian Federation 7.00% 2023	RUB16,600	249
Russian Federation 2.875% 2025	€200	248
Russian Federation 2.875% 2025	100	124
Russian Federation 4.25% 2027	$200	224
Russian Federation 6.90% 2029	RUB19,250	293
Russian Federation 7.65% 2030	6,000	96
Russian Federation 8.50% 2031	5,530	94
Russian Federation 7.70% 2033	23,030	371
Russian Federation 7.25% 2034	8,140	127
Saudi Arabia (Kingdom of) 2.894% 20225	$200	206
Saudi Arabia (Kingdom of) 3.625% 20285	200	220
Serbia (Republic of) 3.125% 2027	€440	518
Singapore (Republic of) 2.625% 2028	S$255	208
Singapore (Republic of) 2.875% 2029	155	130
Singapore (Republic of) 2.875% 2030	165	140
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR2,200	81
South Africa (Republic of), Series R-2048, 8.75% 2048	6,300	286
South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	478
South Korea (Republic of), Series 2503, 1.50% 2025	742,000	628
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	217
Thailand (Kingdom of) 2.125% 2026	THB16,450	571
Turkey (Republic of) 7.625% 2029	$200	211
Ukraine 6.75% 2026	€150	172
United Kingdom 1.75% 2022	£280	361
United Kingdom 2.75% 2024	50	69
United Kingdom 4.75% 2030	510	931
United Kingdom 4.25% 2032	280	509

American Funds Insurance Series — Global Balanced Fund — Page 113 of 207

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 3.25% 2044	£250	$486
United Mexican States 0.70% 2021	¥100,000	924
United Mexican States 3.25% 2030	$200	198
United Mexican States, Series M, 7.50% 2027	MXN13,920	675
United Mexican States, Series M20, 8.50% 2029	16,700	861
United Mexican States, Series M, 8.00% 2047	6,900	337
Uruguay (Oriental Republic of) 9.875% 2022	UYU1,050	25
Uruguay (Oriental Republic of) 8.50% 2028	5,238	114
		58,450
Corporate bonds & notes 6.06% Financials 1.47%
ACE INA Holdings Inc. 2.875% 2022	$10	10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	26
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)6	€100	124
Banco del Estado de Chile 2.668% 20215	$500	504
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)6	100	107
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)6	500	502
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)6	236	263
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)6	20	21
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)6	95	119
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)6	€100	115
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)6	$300	300
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)6	175	188
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)6	250	259
Credit Suisse Group AG 2.125% 20256	£100	126
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)6	$130	135
Goldman Sachs Group, Inc. 3.50% 2025	210	229
Goldman Sachs Group, Inc. 2.60% 2030	100	104
Goldman Sachs Group, Inc. 4.75% 2045	70	92
Groupe BPCE SA 5.70% 20235	200	224
Groupe BPCE SA 1.00% 2025	€200	228
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)6	$200	223
JPMorgan Chase & Co. 2.55% 2021	76	77
JPMorgan Chase & Co. 3.25% 2022	28	30
JPMorgan Chase & Co. 2.70% 2023	150	158
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)6	230	282
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR on 7/16/2022)6	271	280
Morgan Stanley 3.125% 2026	110	121
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)6	72	77
New York Life Insurance Company 3.75% 20505	23	26
PNC Financial Services Group, Inc. 2.854% 20226	100	105
Rabobank Nederland 3.875% 2023	€100	124
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	260
UniCredit SpA 5.75% 20256	€100	114
VEB Finance Ltd. 6.902% 20205	$100	100
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)6	400	414
		6,078
Utilities 1.31%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 20235	200	211
American Electric Power Co., Inc. 2.15% 2020	215	216
Berkshire Hathaway Energy Co. 3.70% 20305	25	29

American Funds Insurance Series — Global Balanced Fund — Page 114 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.00% 2026	$150	$163
Duke Energy Carolinas, LLC 3.05% 2023	280	298
Duke Energy Corp. 3.75% 2024	110	121
Duke Energy Corp. 2.45% 2030	700	739
Duke Energy Progress, LLC 3.70% 2028	75	87
Edison International 4.125% 2028	160	169
Enel Finance International SA 2.75% 20235	200	208
Enel Finance International SA 3.625% 20275	200	219
Enel Finance International SA 3.50% 20285	400	431
Enersis Américas SA 4.00% 2026	110	117
Exelon Corp. 3.40% 2026	150	167
Exelon Corp., junior subordinated, 3.497% 20226	25	26
FirstEnergy Corp. 3.90% 2027	120	136
FirstEnergy Corp. 3.50% 20285	35	38
Interstate Power and Light Co. 2.30% 2030	50	51
Niagara Mohawk Power Corp. 3.508% 20245	85	94
Pacific Gas and Electric Co. 2.95% 2026	25	27
Pacific Gas and Electric Co. 2.10% 2027	100	99
Pacific Gas and Electric Co. 4.65% 2028	114	136
Pacific Gas and Electric Co. 2.50% 2031	600	588
Pacific Gas and Electric Co. 6.35% 20387	62	74
Pacific Gas and Electric Co. 3.50% 2050	100	97
State Grid Overseas Investment Ltd. 1.25% 2022	€100	114
State Grid Overseas Investment Ltd. 3.50% 20275	$450	498
Xcel Energy Inc. 3.35% 2026	216	243
		5,396
Health care 0.79%
Abbott Laboratories 3.75% 2026	51	59
AbbVie Inc. 3.20% 2026	73	81
AbbVie Inc. 4.50% 2035	15	18
AbbVie Inc. 4.75% 20455	3	4
Aetna Inc. 2.80% 2023	10	11
Amgen Inc. 1.90% 2025	40	42
Amgen Inc. 2.20% 2027	30	32
AstraZeneca PLC 3.50% 2023	150	162
Bayer US Finance II LLC 3.875% 20235	200	220
Becton, Dickinson and Company 2.894% 2022	55	57
Becton, Dickinson and Company 3.734% 2024	35	39
Becton, Dickinson and Company 3.70% 2027	43	48
Becton, Dickinson and Company 2.823% 2030	28	30
Bristol-Myers Squibb Co. 2.90% 20245	178	193
Cigna Corp. 4.125% 2025	80	92
EMD Finance LLC 3.25% 20255	250	273
Medtronic, Inc. 3.50% 2025	45	51
Novartis Capital Corp. 1.75% 2025	31	32
Novartis Capital Corp. 2.00% 2027	34	36
Novartis Capital Corp. 2.20% 2030	73	77
Shire PLC 2.40% 2021	153	156
Shire PLC 2.875% 2023	69	73
Shire PLC 3.20% 2026	25	28
Stryker Corp. 0.75% 2029	€210	233
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	$400	445
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	€200	246

American Funds Insurance Series — Global Balanced Fund — Page 115 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Takeda Pharmaceutical Company, Ltd. 1.375% 2032	€224	$254
Thermo Fisher Scientific Inc. 4.133% 2025	$84	96
Thermo Fisher Scientific Inc. 4.497% 2030	37	46
Upjohn Inc. 2.70% 20305	142	146
		3,280
Consumer discretionary 0.57%
Amazon.com, Inc. 2.80% 2024	170	185
Amazon.com, Inc. 3.15% 2027	50	57
Amazon.com, Inc. 2.50% 2050	305	310
Bayerische Motoren Werke AG 2.95% 20225	250	259
Bayerische Motoren Werke AG 3.90% 20255	70	78
Bayerische Motoren Werke AG 4.15% 20305	70	81
Carnival Corp. 11.50% 20235	160	173
DaimlerChrysler North America Holding Corp. 2.00% 20215	200	202
Hyundai Capital America 3.25% 20225	65	67
Hyundai Capital Services Inc. 3.75% 20235	250	262
Toyota Motor Credit Corp. 2.90% 2023	100	106
Toyota Motor Credit Corp. 3.00% 2025	100	109
Toyota Motor Credit Corp. 3.375% 2030	33	38
Volkswagen Group of America Finance, LLC 4.25% 20235	380	416
		2,343
Communication services 0.54%
AT&T Inc. 4.10% 2028	55	63
AT&T Inc. 2.75% 2031	375	389
Comcast Corp. 3.95% 2025	80	92
Comcast Corp. 1.95% 2031	46	47
Comcast Corp. 2.80% 2051	100	103
Deutsche Telekom International Finance BV 9.25% 2032	45	75
France Télécom 9.00% 20316	65	106
KT Corp. 0.30% 2020	¥100,000	925
T-Mobile US, Inc. 2.05% 20285	$200	200
Walt Disney Company 2.65% 2031	240	255
		2,255
Consumer staples 0.45%
Altria Group, Inc. 1.00% 2023	€110	125
Altria Group, Inc. 2.20% 2027	270	320
Anheuser-Busch InBev NV 4.00% 2028	$100	115
Anheuser-Busch InBev NV 4.75% 2029	220	266
British American Tobacco PLC 3.215% 2026	62	67
British American Tobacco PLC 3.557% 2027	105	114
British American Tobacco PLC 3.462% 2029	75	80
British American Tobacco PLC 4.39% 2037	80	87
British American Tobacco PLC 4.758% 2049	58	65
Conagra Brands, Inc. 4.30% 2024	210	232
Keurig Dr Pepper Inc. 4.597% 2028	175	210
Pernod Ricard SA 4.45% 20225	150	158
Reynolds American Inc. 4.00% 2022	15	16
		1,855

American Funds Insurance Series — Global Balanced Fund — Page 116 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy 0.34%	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 2.95% 2030	$161	$160
Enbridge Inc. 4.25% 2026	70	80
Enbridge Inc. 3.70% 2027	45	50
Equinor ASA 1.75% 2026	35	36
Equinor ASA 2.375% 2030	70	73
Exxon Mobil Corp. 2.992% 2025	170	185
Exxon Mobil Corp. 3.482% 2030	170	194
Halliburton Company 3.80% 2025	3	3
Petróleos Mexicanos 7.19% 2024	MXN535	20
Petróleos Mexicanos 7.47% 2026	5,270	180
Shell International Finance BV 3.50% 2023	$330	359
Statoil ASA 3.70% 2024	50	55
		1,395
Industrials 0.23%
Boeing Co. 5.805% 2050	190	225
Carrier Global Corp. 2.242% 20255	36	37
Carrier Global Corp. 2.493% 20275	30	31
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)6	200	199
CSX Corp. 3.80% 2050	6	7
Lima Metro Line 2 Finance Ltd. 5.875% 20345	200	236
United Technologies Corp. 4.125% 2028	170	200
		935
Real estate 0.20%
American Campus Communities, Inc. 3.75% 2023	100	103
American Campus Communities, Inc. 4.125% 2024	90	95
Corporate Office Properties LP 3.60% 2023	65	66
Equinix, Inc. 2.15% 2030	197	195
Essex Portfolio LP 3.50% 2025	120	131
Essex Portfolio LP 3.375% 2026	40	43
WEA Finance LLC 3.75% 20245	200	207
		840
Information technology 0.16%
Apple Inc. 2.50% 2022	75	78
Broadcom Inc. 3.15% 20255	70	75
Broadcom Inc. 4.15% 20305	70	76
Microsoft Corp. 2.40% 2026	187	204
Oracle Corp. 2.65% 2026	216	233
		666
Total corporate bonds & notes		25,043
Mortgage-backed obligations 1.64%
Freddie Mac Pool #2B7343 3.744% 20498,9	219	230
Government National Mortgage Assn. Pool #MA5986 4.00% 20498	114	121
Korea Housing Finance Corp. 2.50% 20205,8	250	253
Korea Housing Finance Corp. 2.00% 20215,8	250	254
Nykredit Realkredit AS, Series 01E, 1.50% 20378	DKr944	147
Nykredit Realkredit AS, Series 01E, 0.50% 20408	6,927	1,029
Nykredit Realkredit AS, Series 01E, 1.50% 20408	2,487	386
Nykredit Realkredit AS, Series 01E, 0.50% 20508	1,490	216
Uniform Mortgage-Backed Security 2.50% 20508,10	$2,653	2,754

American Funds Insurance Series — Global Balanced Fund — Page 117 of 207

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 20508,10	$619	$651
Uniform Mortgage-Backed Security 4.00% 20508,10	702	744
		6,785
Municipals 0.05% Ohio 0.03%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	100	104
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	80	83
		187
Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20605,8,9	97	100
Total bonds, notes & other debt instruments (cost: $145,164,000)		149,254
Short-term securities 5.67% Money market investments 5.67%	Shares
Capital Group Central Cash Fund 0.18%11	234,095	23,412
Total short-term securities (cost: $23,409,000)		23,412
Total investment securities 100.66% (cost: $351,926,000)		416,011
Other assets less liabilities (0.66)%		(2,723)
Net assets 100.00%		$413,288

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount12 (000)	Value at 6/30/202013 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	15	October 2020	$1,500	$1,886	$6
10 Year Ultra U.S. Treasury Note Futures	Short	6	September 2020	(600)	(945)	(5)
						$1

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
CZK12,000	EUR445	JPMorgan Chase	7/2/2020	$6
EUR451	CZK12,000	JPMorgan Chase	7/2/2020	—14
JPY72,000	USD663	Goldman Sachs	7/6/2020	4
GBP30	USD37	Barclays Bank PLC	7/6/2020	—14
GBP205	USD258	HSBC Bank	7/6/2020	(4)
CAD1,400	USD1,037	Morgan Stanley	7/6/2020	(5)

American Funds Insurance Series — Global Balanced Fund — Page 118 of 207

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
JPY66,000	USD619	Bank of America	7/6/2020	$(7)
USD500	CZK11,700	Standard Chartered Bank	7/9/2020	7
JPY107,900	USD994	Barclays Bank PLC	7/9/2020	6
EUR900	USD1,008	Bank of New York Mellon	7/9/2020	4
CZK11,700	EUR440	Standard Chartered Bank	7/9/2020	(1)
CZK5,450	USD232	HSBC Bank	7/9/2020	(2)
EUR217	USD246	HSBC Bank	7/9/2020	(2)
USD510	CAD700	Citibank	7/9/2020	(6)
USD957	CNH6,860	UBS AG	7/9/2020	(12)
USD490	ILS1,700	Bank of America	7/10/2020	(1)
USD245	MXN5,500	Citibank	7/13/2020	6
USD11	ZAR180	Standard Chartered Bank	7/13/2020	—14
ILS2,000	USD579	Standard Chartered Bank	7/13/2020	(2)
EUR400	USD452	Citibank	7/13/2020	(3)
EUR1,241	USD1,403	JPMorgan Chase	7/13/2020	(9)
MXN8,300	USD382	Citibank	7/13/2020	(22)
USD513	JPY55,000	Goldman Sachs	7/14/2020	4
EUR1,594	USD1,811	Barclays Bank PLC	7/14/2020	(20)
USD522	ILS1,800	JPMorgan Chase	7/15/2020	2
USD118	JPY12,600	Citibank	7/15/2020	1
EUR400	USD456	Morgan Stanley	7/15/2020	(6)
CAD2,335	USD1,731	HSBC Bank	7/15/2020	(11)
NOK10,850	USD1,148	HSBC Bank	7/15/2020	(21)
KRW341,300	USD283	Standard Chartered Bank	7/16/2020	1
GBP200	EUR222	Goldman Sachs	7/16/2020	(2)
USD280	KRW341,285	JPMorgan Chase	7/16/2020	(3)
GBP726	USD910	Citibank	7/16/2020	(10)
ILS2,600	USD745	HSBC Bank	7/17/2020	6
AUD775	USD530	UBS AG	7/17/2020	5
USD245	MXN5,550	JPMorgan Chase	7/17/2020	4
CAD10	USD7	Standard Chartered Bank	7/17/2020	—14
EUR460	USD519	Morgan Stanley	7/17/2020	(2)
GBP200	USD251	Bank of New York Mellon	7/17/2020	(3)
PLN1,400	USD357	Citibank	7/17/2020	(3)
USD708	MXN15,615	Goldman Sachs	7/20/2020	31
USD152	CNH1,080	Standard Chartered Bank	7/20/2020	—14
EUR615	USD693	Bank of New York Mellon	7/20/2020	(2)
USD61	BRL300	JPMorgan Chase	7/21/2020	6
BRL48	USD9	Standard Chartered Bank	7/21/2020	—14
USD859	ILS2,960	Standard Chartered Bank	7/22/2020	4
USD233	MYR1,000	Standard Chartered Bank	7/22/2020	—14
MYR1,000	USD234	Standard Chartered Bank	7/22/2020	(1)
USD217	ZAR3,800	HSBC Bank	7/22/2020	(1)
USD476	BRL2,536	JPMorgan Chase	7/23/2020	10
USD337	EUR300	Morgan Stanley	7/23/2020	(1)
USD352	PLN1,400	Bank of America	7/23/2020	(2)
USD397	MYR1,700	Standard Chartered Bank	7/27/2020	1
CZK12,000	EUR450	JPMorgan Chase	8/7/2020	—14
USD165	BRL900	JPMorgan Chase	8/7/2020	(1)
				$(57)

American Funds Insurance Series — Global Balanced Fund — Page 119 of 207

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF1,141,000	$(5)	$—	$(5)
1.01%	6-month HUF-BUBOR	2/25/2022	600,000	12	—	12
0.965%	6-month HUF-BUBOR	2/26/2022	895,000	16	—	16
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	13	—	13
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	(5)	—	(5)
6-month HUF-BUBOR	1.80%	1/22/2030	95,000	(14)	—	(14)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN2,400	(73)	—	(73)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF136,500	(22)	—	(22)
6-month HUF-BUBOR	1.79%	2/26/2030	136,500	(20)	—	(20)
					$—	$(98)

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,585,000, which represented 27.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $114,000, which represented .03% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,885,000, which represented 2.15% of the net assets of the fund.
6	Step bond; coupon rate may change at a later date.
7	Scheduled interest and/or principal payment was not received.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
10	Purchased on a TBA basis.
11	Rate represents the seven-day yield at 6/30/2020.
12	Notional amount is calculated based on the number of contracts and notional contract size.
13	Value is calculated based on the notional amount and current market price.
14	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK = Norwegian kroner
CDI = CREST Depository Interest	PLN = Polish zloty
CLP = Chilean pesos	Ref. = Refunding
CNH/CNY = Chinese yuan renminbi	Rev. = Revenue
CZK = Czech korunas	RUB = Russian rubles
DKr = Danish kroner	S$ = Singapore dollars
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
HUF = Hungarian forints	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	WIBOR = Warsaw Interbank Offer Rate
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen

American Funds Insurance Series — Global Balanced Fund — Page 120 of 207

Bond Fund

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 97.67% Corporate bonds & notes 38.25% Financials 9.60%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,005	$2,015
ACE INA Holdings Inc. 2.875% 2022	3,625	3,813
ACE INA Holdings Inc. 3.35% 2026	2,025	2,311
ACE INA Holdings Inc. 4.35% 2045	2,220	2,900
AerCap Holdings NV 6.50% 2025	1,798	1,886
Ally Financial Inc. 8.00% 2031	7,979	10,146
Ally Financial Inc. 8.00% 2031	3,070	3,968
American Express Co. 2.20% 2020	14,400	14,467
American International Group, Inc. 4.20% 2028	9,875	11,250
American International Group, Inc. 3.40% 2030	5,000	5,427
American International Group, Inc. 4.375% 2050	4,243	4,883
Assicurazioni Generali SpA 7.75% 2042 (3-month EUR-EURIBOR + 7.113% on 12/12/2022)1	€3,100	4,035
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)1	3,800	5,012
AXA Equitable Holdings, Inc. 5.00% 2048	$7,740	8,828
Banco Do Brasil, SA 4.75% 20242	10,000	10,387
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)1	3,096	3,309
Bank of America Corp. 4.20% 2024	1,075	1,194
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)1	2,966	3,122
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)1	18,559	18,625
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)1	17,551	19,558
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)1	3,018	3,167
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)1	22,733	24,098
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	11,082
BNP Paribas 3.80% 20242	24,000	26,013
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)1,2	2,875	3,013
BNP Paribas 3.375% 20252	2,375	2,570
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)1,2	12,000	12,274
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)1	2,410	2,359
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	11,563	12,419
Citigroup Inc. 4.60% 2026	1,800	2,057
Citigroup Inc. 3.668% 20281	1,000	1,115
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)1	3,281	3,494
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)1	17,536	18,147
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)1	22,895	27,111
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	4,450	4,516
Credit Suisse AG (New York Branch) 1.00% 2023	7,650	7,695
Credit Suisse AG (New York Branch) 2.95% 2025	2,200	2,388
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)1,2	12,000	12,501
Credit Suisse Group AG 3.80% 2023	12,925	13,929
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)1,2	500	538
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)1,2	850	880
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)1,2	5,750	5,829
Credit Suisse Group AG 4.194% 20311,2	3,096	3,540
Deutsche Bank AG 3.15% 2021	27,607	27,743
Deutsche Bank AG 3.375% 2021	1,300	1,312

American Funds Insurance Series — Bond Fund — Page 121 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 4.25% 2021	$27,043	$27,351
Deutsche Bank AG 4.25% 2021	525	539
Deutsche Bank AG 3.30% 2022	2,495	2,554
Deutsche Bank AG 5.00% 2022	2,675	2,794
Deutsche Bank AG 3.95% 2023	7,875	8,184
Deutsche Bank AG 3.70% 2024	4,950	5,165
Deutsche Bank AG 3.70% 2024	3,725	3,898
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)1	10,175	10,685
Deutsche Bank AG 4.10% 2026	7,305	7,737
Fifth Third Bancorp 1.625% 2023	450	462
Fifth Third Bancorp 2.55% 2027	3,475	3,721
GE Capital Funding, LLC 4.05% 20272	4,176	4,412
GE Capital Funding, LLC 4.40% 20302	10,000	10,410
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,180
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)1	1,548	1,670
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)1	9,600	10,858
Goldman Sachs Group, Inc. 2.60% 2030	3,725	3,894
Goldman Sachs Group, Inc. 3.80% 2030	2,613	2,987
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)1	1,750	1,765
Groupe BPCE SA 2.75% 20232	6,875	7,211
Groupe BPCE SA 5.70% 20232	28,166	31,527
Groupe BPCE SA 5.15% 20242	4,711	5,263
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)1	12,000	13,871
Intesa Sanpaolo SpA 3.375% 20232	9,055	9,320
Intesa Sanpaolo SpA 5.017% 20242	67,843	69,554
Intesa Sanpaolo SpA 5.71% 20262	15,700	16,651
Intesa Sanpaolo SpA 3.875% 20272	6,250	6,454
Intesa Sanpaolo SpA 3.875% 20282	1,986	2,052
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)1	5,000	5,083
JPMorgan Chase & Co. 3.875% 2024	200	222
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)1	3,625	3,800
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)1	32,657	33,859
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)1	1,921	1,995
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)1	5,475	5,671
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)1	458	512
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)1	9,600	10,732
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)1	11,980	14,058
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)1	1,166	1,252
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)1	13,805	14,611
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)1	2,675	2,765
Lloyds Banking Group PLC 4.375% 2028	8,825	10,246
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)1,2	1,405	1,782
MetLife, Inc. 3.60% 2025	3,490	3,971
Morgan Stanley 2.50% 2021	19,200	19,523
Morgan Stanley 3.70% 2024	375	416
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)1	2,300	2,444
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)1	4,080	4,248
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)1	8,337	8,866
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)1	5,229	5,985
New York Life Insurance Company 3.75% 20502	5,749	6,497
Nordea Bank AB 2.50% 20202	7,125	7,157
Northern Trust Corp. 1.95% 2030	5,000	5,151

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 2.854% 20221	$5,850	$6,164
PNC Funding Corp. 3.30% 2022	8,700	9,085
Rede D’Or Finance SARL 4.50% 20302	3,000	2,652
Royal Bank of Canada 1.15% 2025	2,945	2,951
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,761
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)1,2	1,950	2,117
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)1,2	1,175	1,321
Synchrony Financial 2.85% 2022	5,400	5,495
Synchrony Financial 4.375% 2024	3,640	3,815
Travelers Companies, Inc. 2.55% 2050	768	761
UniCredit SpA 3.75% 20222	1,175	1,206
UniCredit SpA 6.572% 20222	9,735	10,288
UniCredit SpA 4.625% 20272	625	674
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)1,2	12,800	13,467
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)1,2	10,846	12,244
Wells Fargo & Company 2.10% 2021	16,800	17,103
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)1	8,125	8,260
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)1	20,305	21,151
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)1	11,094	11,458
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)1	13,709	14,191
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)1	4,875	5,041
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)1	1,490	1,594
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)1	11,344	11,882
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)1	7,220	10,015
		995,637
Energy 5.63%
Apache Corp. 4.25% 2030	2,465	2,134
Apache Corp. 4.75% 2043	12,100	9,757
Apache Corp. 4.25% 2044	2,100	1,584
Apache Corp. 5.35% 2049	800	639
Baker Hughes, a GE Co. 4.486% 2030	2,040	2,351
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,908
BP Capital Markets PLC 3.00% 2050	10,355	10,226
Canadian Natural Resources Ltd. 2.05% 2025	3,849	3,861
Canadian Natural Resources Ltd. 2.95% 2030	1,473	1,465
Cenovus Energy Inc. 3.80% 2023	1,120	1,054
Cenovus Energy Inc. 4.25% 2027	10,985	9,978
Cenovus Energy Inc. 5.40% 2047	13,075	11,236
Cheniere Energy, Inc. 7.00% 2024	410	467
Cheniere Energy, Inc. 5.125% 2027	16,000	17,580
Cheniere Energy, Inc. 3.70% 20292	7,369	7,560
Chevron Corp. 2.355% 2022	4,800	4,996
Chevron Corp. 2.236% 2030	1,862	1,952
Chevron Corp. 3.078% 2050	1,114	1,185
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,723
Concho Resources Inc. 4.30% 2028	6,095	6,699
Concho Resources Inc. 4.85% 2048	5,000	5,651
DCP Midstream Operating LP 4.95% 2022	500	504
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,541
Enbridge Energy Partners, LP 5.875% 2025	7,700	9,200
Enbridge Energy Partners, LP 7.375% 2045	18,154	26,003
Enbridge Inc. 4.00% 2023	1,500	1,627
Energy Transfer Operating, LP 5.875% 2024	294	329

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Operating, LP 2.90% 2025	$4,402	$4,513
Energy Transfer Operating, LP 3.75% 2030	7,707	7,631
Energy Transfer Operating, LP 5.00% 2050	12,010	11,390
Energy Transfer Partners, LP 4.20% 2023	2,860	3,042
Energy Transfer Partners, LP 4.50% 2024	4,915	5,335
Energy Transfer Partners, LP 4.75% 2026	1,506	1,646
Energy Transfer Partners, LP 4.20% 2027	45	47
Energy Transfer Partners, LP 4.95% 2028	4,559	4,898
Energy Transfer Partners, LP 5.25% 2029	1,275	1,392
Energy Transfer Partners, LP 6.125% 2045	11,780	12,281
Energy Transfer Partners, LP 5.30% 2047	10,459	10,129
Energy Transfer Partners, LP 6.00% 2048	1,868	1,940
Energy Transfer Partners, LP 6.25% 2049	1,775	1,884
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)1	7,850	6,039
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)1	500	383
EOG Resources, Inc. 4.375% 2030	1,198	1,429
EOG Resources, Inc. 4.95% 2050	5,835	7,623
EQT Corp. 3.00% 2022	6,700	6,252
EQT Corp. 6.125% 2025	4,787	4,779
EQT Corp. 7.00% 2030	7,500	7,735
Equinor ASA 3.625% 2028	4,928	5,674
Equinor ASA 3.125% 2030	20,000	22,101
Equinor ASA 3.25% 2049	5,687	6,053
Exxon Mobil Corp. 3.043% 2026	4,625	5,087
Exxon Mobil Corp. 2.61% 2030	3,000	3,205
Exxon Mobil Corp. 3.452% 2051	10,456	11,659
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,121
Kinder Morgan Energy Partners, LP 5.50% 2044	700	823
Kinder Morgan, Inc. 5.30% 2034	760	885
MPLX LP 4.00% 2028	4,665	4,918
MPLX LP 5.50% 2049	4,741	5,387
Noble Corp. PLC 7.95% 20251	735	25
Noble Corp. PLC 8.95% 20451	845	17
Noble Energy, Inc. 5.05% 2044	928	844
Noble Energy, Inc. 4.95% 2047	739	660
Noble Energy, Inc. 4.20% 2049	5,108	4,245
Occidental Petroleum Corp. 2.90% 2024	4,336	3,716
Odebrecht Drilling Norbe 7.35% 2026 (74.03% PIK)2,3	36	11
Odebrecht Drilling Norbe 0%2	1,150	4
ONEOK, Inc. 2.20% 2025	193	190
ONEOK, Inc. 5.85% 2026	896	1,024
ONEOK, Inc. 3.10% 2030	540	518
ONEOK, Inc. 6.35% 2031	2,301	2,698
ONEOK, Inc. 5.20% 2048	5,132	5,118
ONEOK, Inc. 7.15% 2051	2,432	2,964
Petrobras Global Finance Co. 5.093% 20302	5,000	4,990
Petrobras Global Finance Co. 6.90% 2049	4,000	4,222
Petróleos Mexicanos 6.875% 2026	43,810	41,495
Petróleos Mexicanos 6.50% 2027	29,533	26,698
Plains All American Pipeline, LP 3.80% 2030	590	582
QEP Resources, Inc. 5.25% 2023	3,420	2,268
Ras Laffan Liquefied Natural Gas II 5.298% 2020	62	63
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,452
Sabine Pass Liquefaction, LLC 5.625% 20231	1,000	1,094

American Funds Insurance Series — Bond Fund — Page 124 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.75% 2024	$8,000	$9,014
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,436
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,461
Sabine Pass Liquefaction, LLC 4.50% 20302	1,797	1,988
Saudi Arabian Oil Co. 2.875% 20242	4,885	5,084
Saudi Arabian Oil Co. 3.50% 20292	24,298	26,245
Schlumberger BV 4.00% 20252	7,915	8,710
Shell International Finance BV 3.875% 2028	9,410	10,948
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)1	920	791
Sunoco Logistics Operating Partners, LP 5.40% 2047	6,190	6,098
Targa Resources Partners LP 5.125% 2025	175	169
Targa Resources Partners LP 5.375% 2027	175	169
TC PipeLines, LP 4.375% 2025	405	434
Total Capital Canada Ltd. 2.75% 2023	2,140	2,291
Total Capital International 3.127% 2050	10,100	10,339
TOTAL SA 2.986% 2041	3,818	3,900
TOTAL SA 3.386% 2060	5,200	5,370
TransCanada PipeLines Ltd. 4.25% 2028	11,275	12,978
TransCanada PipeLines Ltd. 4.10% 2030	7,164	8,173
Transcontinental Gas Pipe Line Company, LLC 3.95% 20502	1,948	2,094
Transocean Inc. 5.80% 20221	2,195	1,196
Western Midstream Operating, LP 3.10% 2025	2,782	2,642
Western Midstream Operating, LP 4.05% 2030	2,202	2,128
Western Midstream Operating, LP 5.25% 2050	3,079	2,683
Williams Companies, Inc. 3.50% 2030	1,163	1,226
Williams Partners LP 4.50% 2023	500	548
Williams Partners LP 4.30% 2024	595	647
WPX Energy, Inc. 4.50% 2030	7,995	7,080
		584,231
Utilities 5.08%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20252	10,500	11,733
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 20262	300	341
AEP Transmission Co. LLC 3.65% 2050	725	841
Alliant Energy Finance LLC 4.25% 20282	500	582
Ameren Corp. 3.50% 2031	800	896
Ameren Corp. 4.50% 2049	2,875	3,768
American Electric Power Co., Inc. 2.30% 2030	1,825	1,849
American Water Cap Corp. 2.80% 2030	1,675	1,828
Berkshire Hathaway Energy Co. 4.05% 20252	2,450	2,794
Berkshire Hathaway Energy Co. 3.70% 20302	3,200	3,757
Berkshire Hathaway Energy Co. 4.50% 2045	5,895	7,478
Berkshire Hathaway Energy Co. 4.25% 20502	850	1,069
CMS Energy Corp. 5.05% 2022	2,569	2,710
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,200	10,646
Consolidated Edison Company of New York, Inc. 3.95% 2050	1,425	1,704
Consumers Energy Co. 4.05% 2048	8,270	10,425
Consumers Energy Co. 3.75% 2050	5,625	6,870
Consumers Energy Co. 3.50% 2051	1,250	1,479
Dominion Resources, Inc. 3.375% 2030	2,325	2,577
Duke Energy Corp. 3.75% 2024	3,826	4,191
Duke Energy Florida, LLC 3.40% 2046	6,445	7,286
Duke Energy Progress, LLC 3.70% 2028	3,750	4,364
Edison International 3.125% 2022	2,900	2,989

American Funds Insurance Series — Bond Fund — Page 125 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 3.55% 2024	$6,850	$7,241
Edison International 4.95% 2025	175	193
Edison International 5.75% 2027	3,181	3,657
Edison International 4.125% 2028	3,644	3,856
EDP Finance BV 3.625% 20242	12,300	13,269
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)1	1,950	2,112
Enel Finance International SA 4.875% 20292	10,180	12,040
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)1,2	1,000	1,139
Entergy Louisiana, LLC 4.20% 2048	6,325	8,078
Eversource Energy 2.75% 2022	527	546
Eversource Energy 3.80% 2023	5,000	5,478
Exelon Corp. 3.40% 2026	1,570	1,750
Exelon Corp. 4.05% 2030	1,250	1,446
Exelon Corp. 4.70% 2050	250	319
FirstEnergy Corp. 3.90% 2027	10,153	11,501
FirstEnergy Corp. 3.50% 20282	2,400	2,632
FirstEnergy Corp. 2.25% 2030	634	637
FirstEnergy Corp. 2.65% 2030	2,528	2,644
FirstEnergy Corp. 7.375% 2031	5,150	7,529
FirstEnergy Corp. 4.85% 2047	638	810
FirstEnergy Corp. 3.40% 2050	2,947	3,163
Georgia Power Co. 2.65% 2029	575	604
Georgia Power Co. 3.70% 2050	1,938	2,161
IPALCO Enterprises, Inc. 3.70% 2024	200	214
Mississippi Power Co. 4.25% 2042	11,247	13,269
NextEra Energy Capital Holdings, Inc. 2.25% 2030	7,500	7,721
Niagara Mohawk Power Corp. 3.508% 20242	7,575	8,326
Niagara Mohawk Power Corp. 4.278% 20342	1,000	1,198
NV Energy, Inc. 6.25% 2020	2,850	2,912
Pacific Gas and Electric Co. 3.50% 20204	2,356	2,571
Pacific Gas and Electric Co. 3.25% 2021	574	628
Pacific Gas and Electric Co. 4.25% 2021	1,725	1,887
Pacific Gas and Electric Co. 1.75% 2022	13,000	13,053
Pacific Gas and Electric Co. 2.45% 20224	8,920	9,754
Pacific Gas and Electric Co. 3.25% 2023	5,615	6,113
Pacific Gas and Electric Co. 3.40% 2024	850	938
Pacific Gas and Electric Co. 3.50% 2025	500	553
Pacific Gas and Electric Co. 2.95% 2026	5,200	5,618
Pacific Gas and Electric Co. 2.10% 2027	975	965
Pacific Gas and Electric Co. 3.30% 2027	9,125	9,895
Pacific Gas and Electric Co. 3.30% 2027	3,750	4,081
Pacific Gas and Electric Co. 4.65% 2028	7,900	9,425
Pacific Gas and Electric Co. 2.50% 2031	18,475	18,107
Pacific Gas and Electric Co. 6.35% 20384	98	118
Pacific Gas and Electric Co. 3.30% 2040	7,925	7,731
Pacific Gas and Electric Co. 5.40% 2040	3,252	3,889
Pacific Gas and Electric Co. 3.75% 2042	4,025	4,183
Pacific Gas and Electric Co. 4.75% 2044	336	397
Pacific Gas and Electric Co. 3.95% 2047	8,875	9,312
Pacific Gas and Electric Co. 3.50% 2050	6,400	6,194
PacifiCorp. 3.30% 2051	1,750	1,937
PacifiCorp., First Mortgage Bonds, 2.70% 2030	950	1,039
Progress Energy, Inc. 7.75% 2031	1,820	2,652

American Funds Insurance Series — Bond Fund — Page 126 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 3.20% 2029	$6,000	$6,819
Puget Energy, Inc. 6.00% 2021	3,135	3,308
Puget Energy, Inc. 5.625% 2022	8,004	8,536
Puget Energy, Inc. 3.65% 2025	3,000	3,209
San Diego Gas & Electric Co. 3.32% 2050	1,700	1,855
Southern California Edison Co. 2.90% 2021	6,872	6,983
Southern California Edison Co. 3.40% 2023	1,650	1,767
Southern California Edison Co. 3.50% 2023	11,400	12,253
Southern California Edison Co. 3.70% 2025	1,275	1,411
Southern California Edison Co. 2.85% 2029	7,500	7,955
Southern California Edison Co. 4.20% 2029	11,700	13,662
Southern California Edison Co. 5.35% 2035	6,450	8,449
Southern California Edison Co. 5.75% 2035	4,550	6,186
Southern California Edison Co. 5.625% 2036	7,050	8,983
Southern California Edison Co. 5.55% 2037	2,725	3,466
Southern California Edison Co. 5.95% 2038	5,700	7,559
Southern California Edison Co. 4.50% 2040	8,620	10,162
Southern California Edison Co. 5.50% 2040	607	798
Southern California Edison Co. 4.00% 2047	9,486	10,850
Southern California Edison Co. 4.125% 2048	9,027	10,576
Southern California Edison Co. 4.875% 2049	5,034	6,520
Southern California Edison Co. 3.65% 2050	4,402	4,858
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,960
Southern California Gas Company 2.55% 2030	800	863
Southern Co. 3.70% 2030	5,450	6,243
Southern Co. 4.25% 2036	1,725	1,969
Southern Co. 4.40% 2046	2,748	3,265
Tampa Electric Co. 2.60% 2022	4,350	4,435
Virginia Electric and Power Co. 4.45% 2044	7,995	9,990
Wisconsin Power and Light Co. 3.65% 2050	1,625	1,906
Xcel Energy Inc. 3.30% 2025	5,650	6,250
Xcel Energy Inc. 2.60% 2029	2,925	3,150
		526,858
Health care 4.73%
Abbott Laboratories 3.40% 2023	910	993
Abbott Laboratories 3.75% 2026	2,244	2,613
Abbott Laboratories 4.75% 2036	4,565	6,148
AbbVie Inc. 5.00% 20212	7,221	7,582
AbbVie Inc. 3.20% 2022	9,600	10,087
AbbVie Inc. 3.45% 20222	4,691	4,875
AbbVie Inc. 3.20% 20292	23,754	26,523
Amgen Inc. 2.45% 2030	10,000	10,593
Anthem, Inc. 2.375% 2025	1,534	1,627
AstraZeneca PLC 4.00% 2029	5,920	7,256
Bayer US Finance II LLC 3.875% 20232	15,658	17,189
Bayer US Finance II LLC 4.25% 20252	17,570	20,201
Becton, Dickinson and Company 3.734% 2024	903	995
Becton, Dickinson and Company 4.669% 2047	3,395	4,209
Boston Scientific Corp. 3.375% 2022	700	732
Boston Scientific Corp. 3.85% 2025	255	287
Bristol-Myers Squibb Co. 4.25% 20492	14,242	18,997
Centene Corp. 4.75% 2022	200	203
Centene Corp. 4.75% 2025	325	333

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.25% 2027	$14,860	$15,369
Centene Corp. 4.625% 2029	14,945	15,861
Centene Corp. 3.375% 2030	15,718	15,895
Cigna Corp. 4.375% 2028	7,090	8,396
EMD Finance LLC 2.95% 20222	2,100	2,168
GlaxoSmithKline PLC 3.375% 2023	16,800	18,122
Laboratory Corp. of America Holdings 4.70% 2045	4,160	5,074
Novartis Capital Corp. 1.75% 2025	2,361	2,471
Novartis Capital Corp. 2.20% 2030	5,446	5,769
Shire PLC 3.20% 2026	15,100	16,763
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	2,129	2,112
Teva Pharmaceutical Finance Co. BV 2.20% 2021	5,236	5,141
Teva Pharmaceutical Finance Co. BV 2.80% 2023	56,064	53,136
Teva Pharmaceutical Finance Co. BV 6.00% 2024	14,067	14,486
Teva Pharmaceutical Finance Co. BV 7.125% 20252	33,000	35,193
Teva Pharmaceutical Finance Co. BV 3.15% 2026	41,528	37,235
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	28,399
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,351
UnitedHealth Group Inc. 3.35% 2022	4,385	4,657
UnitedHealth Group Inc. 3.75% 2025	5,410	6,171
Upjohn Inc. 1.125% 20222	2,404	2,418
Upjohn Inc. 1.65% 20252	908	927
Upjohn Inc. 2.30% 20272	612	633
Upjohn Inc. 2.70% 20302	2,372	2,442
Upjohn Inc. 3.85% 20402	642	691
Upjohn Inc. 4.00% 20502	1,757	1,889
Zimmer Holdings, Inc. 3.15% 2022	7,845	8,147
		490,359
Consumer discretionary 4.06%
Carnival Corp. 11.50% 20232	9,140	9,894
DaimlerChrysler North America Holding Corp. 3.00% 20212	500	506
DaimlerChrysler North America Holding Corp. 2.85% 20222	500	511
DaimlerChrysler North America Holding Corp. 1.75% 20232	8,000	8,061
DaimlerChrysler North America Holding Corp. 3.35% 20232	2,000	2,096
Ford Motor Credit Co. 2.343% 2020	3,000	2,987
Ford Motor Credit Co. 3.157% 2020	3,188	3,179
Ford Motor Credit Co. 3.087% 2023	21,250	20,247
Ford Motor Credit Co. 4.375% 2023	20,000	19,698
Ford Motor Credit Co. 3.81% 2024	1,200	1,157
Ford Motor Credit Co. 4.063% 2024	20,000	19,111
Ford Motor Credit Co. 4.271% 2027	11,000	10,323
General Motors Co. 5.40% 2023	421	456
General Motors Co. 4.35% 2025	11,358	12,002
General Motors Co. 6.125% 2025	3,807	4,283
General Motors Co. 5.00% 2035	5,000	5,001
General Motors Co. 6.25% 2043	6,544	6,961
General Motors Co. 5.20% 2045	911	882
General Motors Co. 6.75% 2046	3,273	3,572
General Motors Co. 5.40% 2048	7,428	7,352
General Motors Co. 5.95% 2049	6,913	7,260
General Motors Financial Co. 3.70% 2020	15,295	15,377
General Motors Financial Co. 3.15% 2022	25	25
General Motors Financial Co. 3.45% 2022	200	203

American Funds Insurance Series — Bond Fund — Page 128 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.55% 2022	$3,703	$3,798
General Motors Financial Co. 3.25% 2023	964	985
General Motors Financial Co. 3.70% 2023	1,406	1,449
General Motors Financial Co. 5.20% 2023	4,371	4,680
General Motors Financial Co. 3.50% 2024	9,945	10,090
General Motors Financial Co. 3.95% 2024	6,269	6,489
General Motors Financial Co. 5.10% 2024	1,081	1,156
General Motors Financial Co. 2.75% 2025	2,879	2,840
General Motors Financial Co. 4.00% 2025	587	614
General Motors Financial Co. 5.25% 2026	995	1,085
Home Depot, Inc. 4.40% 2021	7,200	7,347
Home Depot, Inc. 2.95% 2029	6,081	6,833
Home Depot, Inc. 4.50% 2048	1,915	2,549
Hyundai Capital America 2.75% 20202	3,321	3,328
Hyundai Capital America 3.75% 20212	8,500	8,663
Hyundai Capital America 2.85% 20222	4,118	4,205
Hyundai Capital America 3.00% 20222	4,500	4,587
Hyundai Capital America 3.25% 20222	1,521	1,564
Hyundai Capital America 3.95% 20222	8,000	8,233
Hyundai Capital America 2.375% 20232	9,977	10,090
Hyundai Capital America 3.40% 20242	8,180	8,448
Hyundai Capital America 2.65% 20252	13,054	13,137
Hyundai Capital America 3.00% 20272	10,408	10,309
McDonald’s Corp. 2.125% 2030	2,482	2,550
McDonald’s Corp. 4.45% 2047	3,535	4,307
McDonald’s Corp. 3.625% 2049	2,938	3,271
MGM Resorts International 7.75% 2022	2,000	2,039
Newell Rubbermaid Inc. 4.35% 2023	13,669	14,145
Newell Rubbermaid Inc. 4.70% 2026	17,294	18,165
NIKE, Inc. 2.75% 2027	1,105	1,214
NIKE, Inc. 2.85% 2030	4,906	5,471
NIKE, Inc. 3.25% 2040	8,879	10,025
NIKE, Inc. 3.875% 2045	1,560	1,884
NIKE, Inc. 3.375% 2050	2,095	2,409
Nissan Motor Co., Ltd. 2.60% 20222	1,415	1,385
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	292
Starbucks Corp. 3.75% 2047	3,785	4,083
Starbucks Corp. 4.50% 2048	7,680	9,064
Starbucks Corp. 3.50% 2050	3,000	3,167
Toyota Motor Credit Corp. 3.375% 2030	7,330	8,433
Volkswagen Group of America Finance, LLC 4.00% 20212	5,426	5,651
Volkswagen Group of America Finance, LLC 2.70% 20222	6,573	6,795
Volkswagen Group of America Finance, LLC 2.90% 20222	2,030	2,097
Volkswagen Group of America Finance, LLC 3.125% 20232	2,459	2,588
Volkswagen Group of America Finance, LLC 4.25% 20232	15,953	17,477
Volkswagen Group of America Finance, LLC 2.85% 20242	2,996	3,156
Volkswagen Group of America Finance, LLC 3.35% 20252	2,636	2,833
Volkswagen Group of America Finance, LLC 4.625% 20252	1,177	1,340
Volkswagen International Finance NV 4.00% 20202	4,000	4,012
		421,476

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples 2.58%	Principal amount (000)	Value (000)
Albertsons Companies LLC 3.50% 20232	$1,743	$1,767
Altria Group, Inc. 2.85% 2022	4,800	5,003
Altria Group, Inc. 4.40% 2026	13,583	15,635
Altria Group, Inc. 3.40% 2030	873	941
Altria Group, Inc. 4.50% 2043	1,585	1,708
Altria Group, Inc. 5.95% 2049	9,039	11,869
Altria Group, Inc. 4.45% 2050	590	648
Anheuser-Busch InBev NV 4.75% 2029	7,500	9,067
Anheuser-Busch InBev NV 3.50% 2030	825	929
Anheuser-Busch InBev NV 5.55% 2049	11,149	14,947
Anheuser-Busch InBev NV 4.50% 2050	5,000	5,988
British American Tobacco International Finance PLC 3.95% 20252	16,879	18,629
British American Tobacco PLC 3.557% 2027	10,320	11,173
British American Tobacco PLC 4.39% 2037	1,500	1,638
British American Tobacco PLC 4.54% 2047	12,786	13,940
British American Tobacco PLC 4.758% 2049	23,659	26,346
Conagra Brands, Inc. 5.30% 2038	1,716	2,243
Conagra Brands, Inc. 5.40% 2048	967	1,337
Constellation Brands, Inc. 3.50% 2027	7,500	8,310
Constellation Brands, Inc. 2.875% 2030	943	1,002
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 1.716% 20215	10,620	10,643
General Mills, Inc. 3.20% 2021	2,170	2,218
Imperial Tobacco Finance PLC 3.50% 20232	2,335	2,424
JBS Investments GmbH II 7.00% 20262	3,868	4,068
JBS Investments GmbH II 7.00% 2026	1,665	1,751
Keurig Dr Pepper Inc. 4.057% 2023	6,190	6,756
Keurig Dr Pepper Inc. 4.597% 2028	10,752	12,915
Molson Coors Brewing Co. 2.10% 2021	2,415	2,445
Molson Coors Brewing Co. 4.20% 2046	11,830	11,526
Philip Morris International Inc. 4.25% 2044	9,550	11,564
Reynolds American Inc. 3.25% 2022	1,477	1,521
Reynolds American Inc. 4.45% 2025	14,570	16,425
Reynolds American Inc. 5.85% 2045	1,970	2,471
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,362
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,717
WM. Wrigley Jr. Co. 3.375% 20202	11,255	11,330
		267,256
Communication services 2.20%
AT&T Inc. 2.30% 2027	6,975	7,213
AT&T Inc. 3.80% 2027	4,335	4,886
AT&T Inc. 2.75% 2031	6,000	6,221
AT&T Inc. 4.30% 2042	200	224
AT&T Inc. 4.35% 2045	2,448	2,758
AT&T Inc. 4.50% 2048	7,552	8,877
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20272	4,800	4,973
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20302	1,425	1,459
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,732
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,231
CenturyLink, Inc. 4.00% 20272	16,374	15,886
CenturyLink, Inc. 7.65% 2042	5,000	5,384
Comcast Corp. 3.15% 2028	7,200	8,044
Comcast Corp. 2.65% 2030	7,500	8,162
Comcast Corp. 4.00% 2048	5,000	6,150

American Funds Insurance Series — Bond Fund — Page 130 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom AG 3.625% 20502	$3,980	$4,421
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20492	5,170	5,184
SoftBank Group Corp. 3.36% 20232	3,625	3,675
Tencent Holdings Ltd. 2.39% 20302	10,000	10,023
T-Mobile US, Inc. 3.50% 20252	8,250	9,008
T-Mobile US, Inc. 3.75% 20272	12,600	13,995
T-Mobile US, Inc. 2.05% 20282	3,200	3,210
T-Mobile US, Inc. 3.875% 20302	10,800	12,058
T-Mobile US, Inc. 4.375% 20402	7,100	8,244
T-Mobile US, Inc. 4.50% 20502	15,300	18,061
Verizon Communications Inc. 4.40% 2034	5,080	6,319
Verizon Communications Inc. 4.00% 2050	1,700	2,150
Vodafone Group PLC 4.375% 2028	10,000	11,899
Vodafone Group PLC 4.25% 2050	3,050	3,590
Walt Disney Company 2.65% 2031	20,000	21,244
Walt Disney Company 3.60% 2051	2,213	2,472
		227,753
Industrials 1.97%
Airbus Group SE 2.70% 20232	2,120	2,199
Avolon Holdings Funding Ltd. 3.625% 20222	2,810	2,650
Avolon Holdings Funding Ltd. 3.95% 20242	12,514	10,958
Avolon Holdings Funding Ltd. 3.25% 20272	8,000	6,479
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)1	1,680	1,844
Boeing Co. 4.508% 2023	10,000	10,566
Boeing Co. 4.875% 2025	16,469	17,951
Boeing Co. 3.10% 2026	69	70
Boeing Co. 2.70% 2027	12,322	12,045
Boeing Co. 5.04% 2027	589	650
Boeing Co. 3.20% 2029	784	776
Boeing Co. 2.95% 2030	2,580	2,522
Bohai Financial Investment Holding Co., Ltd. 5.25% 20222	2,485	2,334
Carrier Global Corp. 2.722% 20302	2,453	2,464
Carrier Global Corp. 3.377% 20402	15,000	14,640
Carrier Global Corp. 3.577% 20502	5,718	5,604
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	50	48
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	180	173
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—6	—6
GE Capital International Funding Co. 4.418% 2035	20,075	20,404
General Electric Capital Corp. 3.10% 2023	1,750	1,832
General Electric Capital Corp. 3.373% 2025	4,615	4,846
General Electric Capital Corp. 6.15% 2037	1,425	1,654
General Electric Co. 3.45% 2027	1,250	1,283
General Electric Co. 3.625% 2030	675	677
General Electric Co. 4.25% 2040	5,500	5,419
General Electric Co. 4.35% 2050	6,575	6,527
Harris Corp. 3.832% 2025	945	1,056
Lockheed Martin Corp. 3.10% 2023	960	1,021
Lockheed Martin Corp. 3.55% 2026	1,880	2,159
Mexico City Airport Trust 5.50% 2046	1,751	1,547
Mexico City Airport Trust 5.50% 2047	3,034	2,679
Mexico City Airport Trust 5.50% 20472	215	190
Northrop Grumman Corp. 3.25% 2028	10,845	12,125
NXP BV and NXP Funding LLC 4.125% 20212	2,000	2,060

American Funds Insurance Series — Bond Fund — Page 131 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.15% 2027	$2,213	$2,343
Union Pacific Corp. 2.40% 2030	4,454	4,771
Union Pacific Corp. 3.25% 2050	7,000	7,692
United Rentals, Inc. 5.50% 2027	5,000	5,170
United Technologies Corp. 3.125% 2027	9,525	10,565
Vinci SA 3.75% 20292	12,456	14,379
		204,372
Information technology 1.80%
Apple Inc. 1.55% 2021	11,630	11,807
Broadcom Corp. 3.875% 2027	14,860	16,078
Broadcom Inc. 3.625% 20242	3,000	3,262
Broadcom Inc. 3.15% 20252	5,000	5,315
Broadcom Inc. 4.25% 20262	41,375	46,105
Broadcom Inc. 4.75% 20292	61,009	69,289
Financial & Risk US Holdings, Inc. 6.25% 20262	3,325	3,532
International Business Machines Corp. 1.95% 2030	6,925	7,097
Microsoft Corp. 2.525% 2050	10,000	10,401
PayPal Holdings, Inc. 1.65% 2025	6,989	7,243
Visa Inc. 1.90% 2027	3,331	3,487
Visa Inc. 2.70% 2040	1,007	1,082
Xerox Corp. 3.50% 2020	1,500	1,507
		186,205
Real estate 0.46%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,627
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	180
American Campus Communities, Inc. 3.75% 2023	2,900	2,980
American Campus Communities, Inc. 3.875% 2031	1,033	1,085
Corporate Office Properties LP 5.25% 2024	10	11
Equinix, Inc. 2.90% 2026	3,287	3,551
Equinix, Inc. 3.20% 2029	3,846	4,181
Essex Portfolio LP 3.25% 2023	335	353
Essex Portfolio LP 3.875% 2024	1,000	1,089
Hospitality Properties Trust 4.25% 2021	257	257
Hospitality Properties Trust 5.00% 2022	1,270	1,248
Hospitality Properties Trust 4.50% 2025	855	766
Hospitality Properties Trust 3.95% 2028	1,710	1,379
Iron Mountain Inc. 4.875% 20272	1,605	1,568
Iron Mountain Inc. 5.25% 20282	3,500	3,491
Iron Mountain Inc. 4.875% 20292	2,770	2,697
Kimco Realty Corp. 3.40% 2022	1,045	1,088
Omega Healthcare Investors, Inc. 4.375% 2023	900	935
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,026
Scentre Group 2.375% 20212	175	176
Scentre Group 3.50% 20252	4,565	4,760
WEA Finance LLC 3.25% 20202	13,375	13,392
		47,840

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials 0.14%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 2.70% 2040	$5,736	$6,106
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)1,2	4,765	4,797
Braskem SA 4.50% 20302	2,500	2,292
Holcim Ltd. 5.15% 20232	1,110	1,218
		14,413
Total corporate bonds & notes		3,966,400
Mortgage-backed obligations 28.50% Federal agency mortgage-backed obligations 27.63%
Fannie Mae 6.00% 20377	71	82
Fannie Mae Pool #976945 5.50% 20237	147	151
Fannie Mae Pool #AB1068 4.50% 20257	164	174
Fannie Mae Pool #AB4088 3.00% 20267	794	836
Fannie Mae Pool #AJ9156 3.00% 20267	378	398
Fannie Mae Pool #AS6695 3.00% 20267	375	394
Fannie Mae Pool #AJ6967 3.00% 20267	186	196
Fannie Mae Pool #AJ5522 3.00% 20267	5	5
Fannie Mae Pool #256133 4.50% 20267	177	189
Fannie Mae Pool #AK5394 3.00% 20277	900	948
Fannie Mae Pool #AL5603 3.00% 20277	840	885
Fannie Mae Pool #AL4641 3.00% 20277	378	398
Fannie Mae Pool #AX3597 3.00% 20277	376	396
Fannie Mae Pool #AB4281 3.00% 20277	164	172
Fannie Mae Pool #AJ9355 3.00% 20277	107	112
Fannie Mae Pool #AB4486 3.00% 20277	86	90
Fannie Mae Pool #MA3131 3.00% 20277	73	77
Fannie Mae Pool #AB5236 3.00% 20277	34	35
Fannie Mae Pool #AO0800 3.00% 20277	28	30
Fannie Mae Pool #AK0971 3.00% 20277	15	15
Fannie Mae Pool #AL3802 3.00% 20287	1,149	1,210
Fannie Mae Pool #MA3286 3.00% 20287	726	766
Fannie Mae Pool #AR3058 3.00% 20287	114	120
Fannie Mae Pool #MA3407 3.00% 20287	68	72
Fannie Mae Pool #AL8241 3.00% 20297	1,079	1,136
Fannie Mae Pool #BM4299 3.00% 20307	3,296	3,466
Fannie Mae Pool #AL9573 3.00% 20317	130	137
Fannie Mae Pool #AS8018 3.00% 20317	91	97
Fannie Mae Pool #BO0119 3.00% 20327	6,069	6,396
Fannie Mae Pool #BM4741 3.00% 20327	81	86
Fannie Mae Pool #MA3409 3.00% 20337	1,041	1,094
Fannie Mae Pool #BK9262 3.00% 20337	728	766
Fannie Mae Pool #BK9015 3.00% 20337	428	450
Fannie Mae Pool #MA3516 3.00% 20337	74	78
Fannie Mae Pool #MA3461 3.00% 20337	64	68
Fannie Mae Pool #924866 3.265% 20375,7	743	756
Fannie Mae Pool #945680 6.00% 20377	812	945
Fannie Mae Pool #889982 5.50% 20387	1,728	1,985
Fannie Mae Pool #988588 5.50% 20387	310	355
Fannie Mae Pool #AB1297 5.00% 20407	356	410
Fannie Mae Pool #AH8144 5.00% 20417	2,191	2,520
Fannie Mae Pool #AH9479 5.00% 20417	2,066	2,377
Fannie Mae Pool #AI1862 5.00% 20417	1,681	1,939

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI3510 5.00% 20417	$1,057	$1,220
Fannie Mae Pool #AJ0704 5.00% 20417	871	1,005
Fannie Mae Pool #AJ5391 5.00% 20417	512	579
Fannie Mae Pool #BM6240 3.688% 20445,7	3,791	3,978
Fannie Mae Pool #AS4536 3.50% 20457	114	122
Fannie Mae Pool #AS6127 3.50% 20457	105	112
Fannie Mae Pool #AZ3904 4.00% 20457	111	120
Fannie Mae Pool #AL8522 3.50% 20467	1,839	2,011
Fannie Mae Pool #AS6467 3.50% 20467	77	82
Fannie Mae Pool #BD1968 4.00% 20467	2,668	2,900
Fannie Mae Pool #BE0592 4.00% 20467	1,014	1,078
Fannie Mae Pool #BD5477 4.00% 20467	522	568
Fannie Mae Pool #CA0858 3.50% 20477	47,482	50,189
Fannie Mae Pool #CA0770 3.50% 20477	14,143	15,008
Fannie Mae Pool #BJ2524 3.50% 20477	9,410	9,948
Fannie Mae Pool #BJ1910 3.50% 20477	6,208	6,557
Fannie Mae Pool #CA0487 3.50% 20477	180	191
Fannie Mae Pool #CA0706 4.00% 20477	393	417
Fannie Mae Pool #MA3058 4.00% 20477	162	172
Fannie Mae Pool #BM4413 4.50% 20477	9,105	9,820
Fannie Mae Pool #BF0293 3.00% 20487	15,456	16,504
Fannie Mae Pool #BF0318 3.50% 20487	15,398	16,492
Fannie Mae Pool #CA1189 3.50% 20487	4,232	4,485
Fannie Mae Pool #BJ3790 3.50% 20487	2,105	2,225
Fannie Mae Pool #BK4764 4.00% 20487	4,615	4,888
Fannie Mae Pool #MA3384 4.00% 20487	2,735	2,896
Fannie Mae Pool #BK0920 4.00% 20487	2,498	2,646
Fannie Mae Pool #BJ9252 4.00% 20487	760	805
Fannie Mae Pool #BJ9256 4.00% 20487	574	610
Fannie Mae Pool #BJ0639 4.00% 20487	299	319
Fannie Mae Pool #BJ9169 4.00% 20487	280	298
Fannie Mae Pool #BK0915 4.00% 20487	240	255
Fannie Mae Pool #BJ5749 4.00% 20487	36	40
Fannie Mae Pool #BM4676 4.00% 20487	30	33
Fannie Mae Pool #BK9758 4.00% 20487	22	23
Fannie Mae Pool #CA2493 4.50% 20487	2,489	2,676
Fannie Mae Pool #CA2056 4.50% 20487	1,242	1,336
Fannie Mae Pool #MA3496 4.50% 20487	306	329
Fannie Mae Pool #CA4534 3.00% 20497	18,241	19,501
Fannie Mae Pool #CA3807 3.00% 20497	2,637	2,851
Fannie Mae Pool #CA3806 3.00% 20497	1,370	1,487
Fannie Mae Pool #FM0007 3.50% 20497	40,442	43,476
Fannie Mae Pool #CA4802 3.50% 20497	34,429	37,625
Fannie Mae Pool #FM1954 3.50% 20497	18,022	19,202
Fannie Mae Pool #FM1589 3.50% 20497	11,825	12,609
Fannie Mae Pool #FM2092 3.50% 20497	9,761	10,608
Fannie Mae Pool #CA3084 4.00% 20497	30,333	32,154
Fannie Mae Pool #CA2963 4.50% 20497	490	527
Fannie Mae Pool #BN6006 4.50% 20497	385	414
Fannie Mae Pool #CA5912 2.50% 20507	124,753	130,884
Fannie Mae Pool #CA5701 2.50% 20507	114,562	120,452
Fannie Mae Pool #BF0264 3.50% 20587	15,620	17,006
Fannie Mae Pool #BF0332 3.00% 20597	33,069	35,455
Fannie Mae, Series 2001-4, Class GA, 9.117% 20255,7	— 6	—6

American Funds Insurance Series — Bond Fund — Page 134 of 207

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-50, Class BA, 7.00% 20417	$11	$13
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20417	24	30
Fannie Mae, Series 2002-W1, Class 2A, 5.552% 20425,7	32	36
Freddie Mac 3.50% 20457	26,940	29,741
Freddie Mac 3.00% 20467	33,156	36,047
Freddie Mac 3.50% 20477	44,237	46,752
Freddie Mac 3.50% 20477	43,947	46,528
Freddie Mac 3.50% 20487	27,787	30,376
Freddie Mac 3.50% 20487	27,727	29,792
Freddie Mac 3.50% 20487	842	915
Freddie Mac 4.00% 20487	3,697	3,922
Freddie Mac Pool #ZA2657 3.00% 20267	571	601
Freddie Mac Pool #ZK3537 3.00% 20267	113	119
Freddie Mac Pool #ZK4277 3.00% 20277	703	739
Freddie Mac Pool #ZK3836 3.00% 20277	241	254
Freddie Mac Pool #ZK3970 3.00% 20277	222	234
Freddie Mac Pool #ZS6521 3.00% 20277	142	149
Freddie Mac Pool #ZK3893 3.00% 20277	72	76
Freddie Mac Pool #ZK4162 3.00% 20277	54	57
Freddie Mac Pool #ZS8452 3.00% 20277	18	19
Freddie Mac Pool #ZS8463 3.00% 20277	7	8
Freddie Mac Pool #ZK4039 3.00% 20277	8	8
Freddie Mac Pool #ZS8507 3.00% 20287	271	285
Freddie Mac Pool #ZK7590 3.00% 20297	5,333	5,615
Freddie Mac Pool #ZK7593 3.00% 20297	275	290
Freddie Mac Pool #ZS8710 3.00% 20337	8,905	9,359
Freddie Mac Pool #ZT1344 3.00% 20337	893	939
Freddie Mac Pool #ZK9250 3.00% 20337	406	427
Freddie Mac Pool #ZT1931 3.00% 20337	371	390
Freddie Mac Pool #SB0023 3.00% 20337	30	32
Freddie Mac Pool #A15120 5.50% 20337	67	74
Freddie Mac Pool #QN1073 3.00% 20347	189	200
Freddie Mac Pool #G05196 5.50% 20387	95	110
Freddie Mac Pool #G05267 5.50% 20387	73	84
Freddie Mac Pool #G06020 5.50% 20397	141	162
Freddie Mac Pool #A93948 4.50% 20407	322	359
Freddie Mac Pool #G05860 5.50% 20407	519	595
Freddie Mac Pool #G06868 4.50% 20417	372	413
Freddie Mac Pool #G06841 5.50% 20417	770	885
Freddie Mac Pool #841039 3.701% 20435,7	4,074	4,249
Freddie Mac Pool #G61733 3.00% 20477	8,492	9,181
Freddie Mac Pool #Q52157 3.50% 20477	5,937	6,288
Freddie Mac Pool #G08789 4.00% 20477	2,319	2,473
Freddie Mac Pool #SI2002 4.00% 20487	4,736	5,026
Freddie Mac Pool #SD7509 3.00% 20497	57,549	61,310
Freddie Mac Pool #QA4673 3.00% 20497	46,062	49,460
Freddie Mac Pool #SD7507 3.00% 20497	31,558	33,859
Freddie Mac Pool #QA5125 3.50% 20497	31,381	34,294
Freddie Mac Pool #SD7508 3.50% 20497	23,244	25,402
Freddie Mac Pool #RA1369 3.50% 20497	5,873	6,313
Freddie Mac Pool #ZN4842 3.50% 20497	2,093	2,250
Freddie Mac Pool #ZA7009 4.50% 20497	1,065	1,145
Freddie Mac Pool #ZA6269 4.50% 20497	180	194
Freddie Mac Pool #RA2020 3.00% 20507	3,842	4,081

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7514 3.50% 20507	$47,392	$50,886
Freddie Mac, Series 3061, Class PN, 5.50% 20357	102	119
Freddie Mac, Series 3318, Class JT, 5.50% 20377	254	290
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 20217	6,509	6,616
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 20227	4,300	4,430
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20227	9,240	9,514
Freddie Mac, Series 3146, Class PO, principal only, 0% 20367	221	206
Freddie Mac, Series 3156, Class PO, principal only, 0% 20367	205	195
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20577	17,275	18,728
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20587	3,450	3,762
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.485% 20275,7	2,518	2,578
Government National Mortgage Assn. 4.50% 20497	2,673	2,856
Government National Mortgage Assn. 2.50% 20507,8	173,100	181,782
Government National Mortgage Assn. 4.00% 20507	1,328	1,410
Government National Mortgage Assn. Pool #MA5817 4.00% 20497	55,134	58,510
Government National Mortgage Assn. Pool #MA5876 4.00% 20497	8,095	8,585
Government National Mortgage Assn. Pool #MA6040 4.00% 20497	418	443
Government National Mortgage Assn. Pool #MA6221 4.50% 20497	26,909	28,730
Government National Mortgage Assn. Pool #MA5878 5.00% 20497	60,402	65,661
Government National Mortgage Assn. Pool #MA6042 5.00% 20497	168	182
Uniform Mortgage-Backed Security 2.00% 20357,8	297,150	306,877
Uniform Mortgage-Backed Security 2.50% 20357,8	334,518	349,622
Uniform Mortgage-Backed Security 3.00% 20357,8	6,050	6,358
Uniform Mortgage-Backed Security 2.50% 20507,8	192,804	200,135
Uniform Mortgage-Backed Security 3.00% 20507,8	100,000	105,149
Uniform Mortgage-Backed Security 3.50% 20507,8	12,040	12,664
Uniform Mortgage-Backed Security 4.00% 20507,8	183,583	194,533
Uniform Mortgage-Backed Security 4.50% 20507,8	66,937	71,931
		2,864,912
Collateralized mortgage-backed obligations (privately originated) 0.58%
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.622% 20552,7	468	469
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.785% 20292,5,7	3,175	3,108
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 20592,5,7	1,840	1,903
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20482,5,7	1,237	1,274
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20482,5,7	1,843	1,868
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20292,5,7	1,950	1,970
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20292,5,7	475	481
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20292,5,7	243	240
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 20602,5,7	1,962	1,977
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 20302,5,7	1,400	1,410
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 20302,5,7	500	490
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 20302,5,7	253	243
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20492,7	734	733
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 20492,7,9	1,717	1,674
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20692,7	4,722	5,056
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20692,7	3,965	4,276
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 20507	240	268
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 20502,5,7	5,728	5,980
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20592,5,7	1,705	1,704
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 20222,5,7	13,444	13,479
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.177% 20222,5,7	6,556	6,583

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20492,5,7	$2,786	$2,889
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20492,5,7	2,327	2,389
		60,464
Commercial mortgage-backed securities 0.29%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 20527	100	116
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 20527	770	908
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 20617	1,018	1,147
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 20617	130	146
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 20617	205	234
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 20615,7	2,444	2,893
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 20637	295	315
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 20527	2,541	3,033
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 20535,7	781	948
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 20497	250	272
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 20497	610	675
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 20452,7	430	433
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 20462,5,7	312	297
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 20477	350	373
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.732% 20485,7	204	189
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20505,7	300	296
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 20497	200	211
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 20442,5,7	530	519
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 20507	400	448
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 20537	1,536	1,630
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 20527	100	117
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 20477	730	793
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 20507	640	722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 20312,7	785	821
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 20495,7	2,040	2,287
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,7	292	286
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 20487	410	439
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 20497	245	275
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 20487	730	791
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 20495,7	208	192
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 20487	2,445	2,664
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.24% 20485,7	220	205
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 20497	350	333
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 20497	130	136
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 20497	2,550	2,885
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 20527	1,019	1,140
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 20597	250	269
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 20607	205	229
		29,667
Total mortgage-backed obligations		2,955,043
U.S. Treasury bonds & notes 22.97% U.S. Treasury 19.66%
U.S. Treasury 8.75% 2020	38,500	38,906
U.S. Treasury 2.625% 2023	70,000	75,928
U.S. Treasury 2.75% 2023	173,600	186,240
U.S. Treasury 2.125% 2024	72,100	77,834
U.S. Treasury 2.125% 202410	72,100	77,643

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2025	$140,050	$139,869
U.S. Treasury 0.25% 2025	81,433	81,283
U.S. Treasury 0.375% 2025	70,600	70,917
U.S. Treasury 2.875% 202510	96,200	108,665
U.S. Treasury 2.875% 2025	72,100	81,065
U.S. Treasury 1.375% 202610	75,000	79,349
U.S. Treasury 1.625% 2026	50,000	53,681
U.S. Treasury 1.75% 2026	40,800	44,188
U.S. Treasury 0.50% 202710	212,200	212,476
U.S. Treasury 2.25% 202710	120,200	135,338
U.S. Treasury 2.25% 202710	72,100	80,521
U.S. Treasury 6.125% 2027	24,000	33,840
U.S. Treasury 2.875% 2028	72,100	85,376
U.S. Treasury 1.125% 2040	88,288	87,460
U.S. Treasury 2.25% 204910	51,052	61,375
U.S. Treasury 3.00% 204910	150,000	207,033
U.S. Treasury 1.25% 205010	13,000	12,483
U.S. Treasury 2.00% 2050	6,281	7,190
		2,038,660
U.S. Treasury inflation-protected securities 3.31%
U.S. Treasury Inflation-Protected Security 0.375% 202710,11	78,626	85,537
U.S. Treasury Inflation-Protected Security 0.50% 202810,11	77,974	85,561
U.S. Treasury Inflation-Protected Security 1.00% 204910,11	106,447	142,344
U.S. Treasury Inflation-Protected Security 0.25% 205011	26,433	29,712
		343,154
Total U.S. Treasury bonds & notes		2,381,814
Bonds & notes of governments & government agencies outside the U.S. 3.32%
Abu Dhabi (Emirate of) 2.50% 20252	10,000	10,558
Abu Dhabi (Emirate of) 3.125% 20302	7,775	8,586
Abu Dhabi (Emirate of) 3.875% 20502	5,560	6,593
Dominican Republic 5.95% 20272	8,100	8,178
Italy (Republic of) 0.95% 2023	€45,000	51,552
Italy (Republic of) 1.50% 2025	33,327	38,974
Japan, Series 20, 0.10% 202511	¥11,441,250	105,411
Portuguese Republic 5.125% 2024	$24,775	28,867
Portuguese Republic 5.65% 2024	€20,000	27,369
PT Indonesia Asahan Aluminium Tbk 5.23% 20212	$1,862	1,946
PT Indonesia Asahan Aluminium Tbk 5.71% 20232	1,020	1,109
PT Indonesia Asahan Aluminium Tbk 4.75% 20252	1,270	1,360
PT Indonesia Asahan Aluminium Tbk 5.45% 20302	340	380
PT Indonesia Asahan Aluminium Tbk 5.80% 20502	1,150	1,291
Qatar (State of) 4.50% 20282	5,100	6,024
Qatar (State of) 5.103% 20482	3,400	4,634
Saudi Arabia (Kingdom of) 3.628% 20272	5,000	5,481
Saudi Arabia (Kingdom of) 3.625% 20282	11,435	12,594
United Mexican States, Series M, 5.75% 2026	MXN527,500	23,581
		344,488

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Bonds, notes & other debt instruments (continued) Asset-backed obligations 2.26%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 20262,7	$7,689	$7,462
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20227	5,970	6,036
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 20257	400	406
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20222,7	980	981
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20242,7	835	851
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20252,7	743	751
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20252,7	1,125	1,130
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20252,7	3,045	3,100
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20292,7	7,411	7,541
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 20237	2,480	2,508
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 20257	4,910	4,989
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20257	4,665	4,747
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 20267	4,020	4,085
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20252,7	880	891
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20252,7	1,915	1,926
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20252,7	2,565	2,603
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20252,7	4,250	4,316
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 20222,7	3,558	3,571
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20232,7	3,140	3,167
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20242,7	5,000	5,081
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20242,7	2,500	2,542
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 20242,7	4,145	4,235
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20252,7	5,000	5,049
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20252,7	6,000	6,137
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20272,7	26,755	27,074
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20302,7	17,675	18,727
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20302,7	1,500	1,607
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20312,7	7,582	7,717
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20312,7	31,410	33,688
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20247	2,625	2,668
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 20247	360	361
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 20247	301	302
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 20247	425	427
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 20237	520	531
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 20237	360	367
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 20222,7	3,220	3,175
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20252,7	6,828	6,776
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 20252,7	3,627	3,593
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 0.385% 20375,7	1,326	61
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20242,7	2,190	2,221
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20252,7	1,355	1,366
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20227	63	63
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20227	230	230
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 20227	2,051	2,060
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 20257	3,110	3,194
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20332,7	866	874
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20312,7	6,000	6,395
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 20332,7	2,312	2,351
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20212,7	681	681
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20212,7	2,000	2,001
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20222,7	1,331	1,337
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 20222,7	2,450	2,473

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 1.711% 20262,5,7	$1,783	$1,773
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 20267	16,000	16,334
		234,532
Municipals 2.25% Illinois 2.00%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	31,510
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	67
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	9,193
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	410	417
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,190	1,236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	1,100	1,193
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,205	2,395
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	490	523
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	980	1,060
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,350	1,416
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	980	1,040
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,770	2,902
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	730	792
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	855	1,007
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	430	504
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	245	269
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	285
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	269
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	490	567
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	490	564
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	245	281
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	280	301
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	1,090	1,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	730	855
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	490	327
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	665	671
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,875	1,903

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$22,553	$22,791
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	109,019
G.O. Bonds, Series 2013-B, 4.11% 2022	750	743
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,104
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,441
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,361
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,926
		207,215
Florida 0.14%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,400	14,400
California 0.07%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,431
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,891
		7,322
Texas 0.04%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	4,253
Total municipals		233,190
Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,984
Total bonds, notes & other debt instruments (cost: $9,593,431,000)		10,128,451
Common stocks 0.00% Energy 0.00%	Shares
Tribune Resources, LLC9,12,13	83,079	53
Communication services 0.00%
Adelphia Recovery Trust, Series ACC-19,12,13	2,409,545	2
Total common stocks (cost: $605,000)		55
Rights & warrants 0.00% Energy 0.00%
Ultra Petroleum Corp., warrants, expire 202513	8,750	—6
Tribune Resources, LLC, Class A, warrants, expire 20239,12,13	112,665	—6
Tribune Resources, LLC, Class B, warrants, expire 20239,12,13	87,629	—6
Tribune Resources, LLC, Class C, warrants, expire 20239,12,13	17,050	—6
Total rights & warrants (cost: $18,000)		—6

American Funds Insurance Series — Bond Fund — Page 141 of 207

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Short-term securities 15.05% Money market investments 15.05%	Shares	Value (000)
Capital Group Central Cash Fund 0.18%14	15,608,123	$1,560,968
Total short-term securities (cost: $1,561,082,000)		1,560,968
Total investment securities 112.72% (cost: $11,155,136,000)		11,689,474
Other assets less liabilities (12.72)%		(1,319,171)
Net assets 100.00%		$10,370,303

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 6/30/202016 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	8,002	March 2022	$(2,000,500)	$(1,996,899)	$(1,117)
2 Year U.S. Treasury Note Futures	Long	4,554	October 2020	910,800	1,005,651	158
5 Year Euro-Bobl Futures	Short	1,473	September 2020	€(147,300)	(223,380)	(1,060)
5 Year U.S. Treasury Note Futures	Long	18,481	October 2020	$1,848,100	2,323,841	6,308
10 Year Euro-Bund Futures	Short	496	September 2020	€(49,600)	(98,367)	(1,054)
10 Year U.S. Treasury Note Futures	Short	1,329	September 2020	$(132,900)	(184,959)	(1,365)
10 Year Ultra U.S. Treasury Note Futures	Short	3,029	September 2020	(302,900)	(477,020)	(2,235)
30 Year Euro-Buxl Futures	Long	245	September 2020	€24,500	60,546	1,423
30 Year Ultra U.S. Treasury Bond Futures	Long	90	September 2020	$9,000	19,634	172
						$1,230

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD34,862	MXN755,000	Goldman Sachs	7/6/2020	$2,038
USD122,735	EUR109,250	Citibank	7/6/2020	(22)
USD98,493	JPY10,730,000	Standard Chartered Bank	7/9/2020	(892)
USD13,461	JPY1,445,000	Morgan Stanley	7/16/2020	76
USD51,859	EUR46,000	Bank of New York Mellon	7/20/2020	155
KRW37,816,057	USD31,778	JPMorgan Chase	7/24/2020	(338)
KRW112,842,000	USD93,109	Morgan Stanley	7/27/2020	710
				$1,727

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(2,280)	$—	$(2,280)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,317)	—	(2,317)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,464)	—	(2,464)

American Funds Insurance Series — Bond Fund — Page 142 of 207

unaudited

Swap contracts  (continued)

Interest rate swaps  (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.3105%	5/3/2024	$275,590	$(21,654)	$—	$(21,654)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,655)	—	(1,655)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(652)	—	(652)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,380)	—	(1,380)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,663	—	1,663
					$—	$(30,739)

1	Step bond; coupon rate may change at a later date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,393,295,000, which represented 13.44% of the net assets of the fund.
3	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
4	Scheduled interest and/or principal payment was not received.
5	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
6	Amount less than one thousand.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Purchased on a TBA basis.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,729,000, which represented .02% of the net assets of the fund.
10	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .19% of the net assets of the fund.
11	Index-linked bond whose principal amount moves with a government price index.
12	Value determined using significant unobservable inputs.
13	Security did not produce income during the last 12 months.
14	Rate represents the seven-day yield at 6/30/2020.
15	Notional amount is calculated based on the number of contracts and notional contract size.
16	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols
CLO = Collateralized Loan Obligations	Ref. = Refunding
EUR/€ = Euros	Rev. = Revenue
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
Fin. = Finance	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
ICE = Intercontinental Exchange, Inc.
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos

American Funds Insurance Series — Bond Fund — Page 143 of 207

Capital World Bond Fund®

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 96.43% Euros 18.52%	Principal amount (000)	Value (000)
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	€4,200	$5,193
Altria Group, Inc. 1.00% 2023	1,020	1,157
Altria Group, Inc. 1.70% 2025	1,600	1,850
Altria Group, Inc. 2.20% 2027	2,900	3,433
American Honda Finance Corp. 1.60% 2022	620	711
American Honda Finance Corp. 1.95% 2024	560	664
AT&T Inc. 1.60% 2028	2,350	2,708
Bank of America Corp. 3.684% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	6,731
Barclays Bank PLC 6.00% 2021	1,000	1,155
Barclays Bank PLC 6.625% 2022	1,070	1,313
Belgium (Kingdom of) 0% 2027	9,160	10,518
Belgium (Kingdom of) 0.80% 2027	4,485	5,443
Belgium (Kingdom of), Series 85, 0.80% 2028	5,325	6,505
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)1	1,500	1,722
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)1	2,400	2,659
Comcast Corp. 0.25% 2027	1,250	1,381
Cote d’Ivoire (Republic of) 5.25% 2030	900	945
Cote d’Ivoire (Republic of) 5.875% 2031	840	889
Deutsche Telekom International Finance BV 7.50% 2033	200	390
Dow Chemical Co. 0.50% 2027	1,110	1,182
Dow Chemical Co. 1.125% 2032	1,010	1,040
Egypt (Arab Republic of) 5.625% 2030	745	758
Estonia (Republic of) 0.125% 2030	980	1,108
European Financial Stability Facility 0.40% 2025	6,000	7,029
Germany (Federal Republic of) 0.10% 20263	3,815	4,584
Germany (Federal Republic of) 0% 2030	9,000	10,609
Germany (Federal Republic of) 0.50% 20303	4,847	6,387
Germany (Federal Republic of) 0% 2050	3,220	3,631
Goldman Sachs Group, Inc. 3.375% 20252	5,000	6,271
Greece (Hellenic Republic of) 3.45% 2024	9,595	11,968
Greece (Hellenic Republic of) 3.375% 2025	10,805	13,660
Greece (Hellenic Republic of) 3.75% 2028	9,564	12,885
Greece (Hellenic Republic of) 3.875% 2029	10,824	14,904
Greece (Hellenic Republic of) 1.50% 2030	10,670	12,324
Groupe BPCE SA 4.625% 2023	1,200	1,499
Groupe BPCE SA 1.00% 2025	2,900	3,306
Honeywell International Inc. 0.75% 2032	370	408
Hungary 1.625% 2032	1,390	1,571
Intesa Sanpaolo SpA 6.625% 2023	510	653
Ireland (Republic of) 0.20% 2030	900	1,033
Israel (State of) 1.50% 2027	775	930
Israel (State of) 1.50% 2029	725	874
Italy (Republic of) 0.05% 2023	5,310	5,947
Italy (Republic of) 0.10% 20233	25,258	28,969
Italy (Republic of) 1.85% 2025	11,220	13,307
Italy (Republic of) 2.80% 2028	22,918	29,258

American Funds Insurance Series — Capital World Bond Fund — Page 144 of 207

unaudited

Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 1.35% 2030	€1,657	$1,885
Italy (Republic of) 1.65% 2030	8,102	9,398
JPMorgan Chase & Co. 0.389% 2028 (3-month EURIBOR + 0.65% on 2/24/2027)1,2	3,208	3,522
Lithuania (Republic of) 0.75% 2030	1,520	1,818
Lloyds Banking Group PLC 1.75% 20281	2,400	2,692
Morocco (Kingdom of) 3.50% 2024	1,400	1,723
Morocco (Kingdom of) 1.50% 2031	4,100	4,303
Morocco (Kingdom of) 1.50% 2031	1,700	1,784
Philippines (Republic of) 0.70% 2029	940	1,005
Portuguese Republic 0.70% 2027	2,750	3,206
Portuguese Republic 0.475% 2030	1,610	1,810
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)1	2,400	2,727
Romania 3.624% 2030	4,600	5,590
Romania 2.00% 2032	2,665	2,804
Romania 3.50% 2034	835	984
Romania 3.875% 2035	2,810	3,415
Romania 3.375% 2038	4,170	4,786
Romania 4.625% 2049	11,045	14,243
Romania 4.625% 2049	80	103
Russian Federation 2.875% 2025	3,000	3,720
Russian Federation 2.875% 2025	1,500	1,860
Serbia (Republic of) 3.125% 2027	13,987	16,481
Serbia (Republic of) 1.50% 2029	4,943	5,219
Spain (Kingdom of) 0.80% 2027	2,280	2,679
Spain (Kingdom of) 1.45% 2029	1,890	2,334
Spain (Kingdom of) 1.25% 2030	5,250	6,364
Spain (Kingdom of) 2.70% 2048	850	1,291
State Grid Europe Development (2014) PLC 1.50% 2022	194	221
State Grid Overseas Investment Ltd. 1.25% 2022	765	869
State Grid Overseas Investment Ltd. 1.375% 2025	441	506
State Grid Overseas Investment Ltd. 2.125% 2030	200	243
Stryker Corp. 0.25% 2024	480	534
Stryker Corp. 0.75% 2029	980	1,086
Stryker Corp. 1.00% 2031	450	501
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	2,803
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	2,103	2,381
Takeda Pharmaceutical Company, Ltd. 1.00% 2029	2,943	3,303
Tunisia (Republic of) 6.75% 2023	1,250	1,337
Tunisia (Republic of) 6.375% 2026	3,800	3,853
Ukraine 6.75% 2026	3,119	3,572
Ukraine 6.75% 2026	1,225	1,403
Ukraine 4.375% 2030	2,705	2,620
UniCredit SpA 5.75% 20251	900	1,024
		385,464
Japanese yen 9.37%
Export-Import Bank of India 0.59% 2022	¥400,000	3,686
Goldman Sachs Group, Inc. 1.00% 20212	28,000	261
Goldman Sachs Group, Inc. 2.80% 20222	100,000	961
Indonesia (Republic of) 0.67% 2021	200,000	1,845
Indonesia (Republic of) 0.54% 2022	100,000	916
Japan, Series 19, 0.10% 20243	1,846,386	17,054
Japan, Series 18, 0.10% 20243	1,025,165	9,507
Japan, Series 20, 0.10% 20253	681,390	6,278
Japan, Series 21, 0.10% 20263	990,483	9,130

American Funds Insurance Series — Capital World Bond Fund — Page 145 of 207

unaudited

Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 346, 0.10% 2027	¥1,040,000	$9,764
Japan, Series 23, 0.10% 20283	1,995,731	18,424
Japan, Series 356, 0.10% 2029	3,529,000	32,987
Japan, Series 24, 0.10% 20293	1,610,533	14,920
Japan, Series 116, 2.20% 2030	576,100	6,462
Japan, Series 145, 1.70% 2033	2,210,000	24,471
Japan, Series 152, 1.20% 2035	511,000	5,384
Japan, Series 21, 2.30% 2035	720,000	8,709
Japan, Series 42, 1.70% 2044	641,900	7,558
Japan, Series 59, 0.70% 2048	260,500	2,500
Japan, Series 12, 0.50% 2059	138,850	1,234
KT Corp. 0.30% 2020	600,000	5,553
KT Corp. 0.31% 2020	100,000	926
United Mexican States 0.70% 2021	600,000	5,545
United Mexican States 0.62% 2022	100,000	917
		194,992
Chinese yuan renminbi 4.68%
China (People’s Republic of), Series 1916, 3.12% 2026	CNY50,200	7,216
China (People’s Republic of), Series 1906, 3.29% 2029	73,800	10,733
China (People’s Republic of), Series 1910, 3.86% 2049	259,860	38,385
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,096
China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,488
China Development Bank Corp., Series 2004, 3.43% 2027	73,800	10,524
China Development Bank Corp., Series 1805, 4.04% 2028	51,800	7,665
China Development Bank Corp., Series 1905, 3.48% 2029	128,200	18,199
		97,306
British pounds 3.04%
France Télécom 5.375% 2050	£300	648
Lloyds Banking Group PLC 7.625% 2025	655	1,006
United Kingdom 2.75% 2024	1,210	1,677
United Kingdom 1.25% 2027	570	768
United Kingdom 4.25% 2027	2,800	4,560
United Kingdom 0.375% 2030	4,970	6,262
United Kingdom 4.75% 2030	14,360	26,226
United Kingdom 4.25% 2032	3,414	6,200
United Kingdom 3.25% 2044	4,440	8,639
United Kingdom 0.625% 2050	5,900	7,291
		63,277
Canadian dollars 1.90%
Canada 1.00% 2022	C$1,050	785
Canada 2.25% 2025	15,900	12,814
Canada 2.25% 2029	26,105	22,208
Canada 2.75% 2048	3,500	3,701
		39,508
Danish kroner 1.88%
Nykredit Realkredit AS, Series 01E, 1.50% 20374	DKr32,030	5,008
Nykredit Realkredit AS, Series 01E, 2.00% 20374	9,964	1,556
Nykredit Realkredit AS, Series 01E, 0.50% 20404	108,121	16,060

American Funds Insurance Series — Capital World Bond Fund — Page 146 of 207

unaudited

Bonds, notes & other debt instruments (continued) Danish kroner (continued)	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 1.50% 20404	DKr103,266	$16,029
Nykredit Realkredit AS, Series 01E, 2.50% 20474	3,666	582
		39,235
Mexican pesos 1.52%
Petróleos Mexicanos 7.19% 2024	MXN7,073	262
Petróleos Mexicanos 7.47% 2026	91,927	3,141
United Mexican States, Series M, 7.50% 2027	279,920	13,577
United Mexican States, Series M20, 8.50% 2029	178,400	9,195
United Mexican States, Series M30, 8.50% 2038	21,100	1,090
United Mexican States, Series M, 8.00% 2047	89,500	4,367
		31,632
Malaysian ringgits 1.48%
Malaysia (Federation of), Series 0310, 4.498% 2030	MYR8,420	2,200
Malaysia (Federation of), Series 0418, 4.893% 2038	64,732	17,627
Malaysia (Federation of), Series 0219, 4.467% 2039	9,167	2,357
Malaysia (Federation of), Series 0519, 3.757% 2040	21,733	5,162
Malaysia (Federation of), Series 0713, 4.935% 2043	313	84
Malaysia (Federation of), Series 0216, 4.736% 2046	7,559	1,958
Malaysia (Federation of), Series 0518, 4.921% 2048	5,722	1,537
		30,925
Israeli shekels 1.16%
Israel (State of) 2.00% 2027	ILS42,900	13,686
Israel (State of) 5.50% 2042	20,200	10,393
		24,079
Russian rubles 1.14%
Russian Federation 7.00% 2023	RUB430,300	6,444
Russian Federation 6.90% 2029	248,750	3,785
Russian Federation 7.65% 2030	342,000	5,449
Russian Federation 8.50% 2031	82,440	1,401
Russian Federation 7.70% 2033	295,840	4,762
Russian Federation 7.25% 2034	121,920	1,903
		23,744
South Korean won 0.92%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW13,411,000	11,353
South Korea (Republic of), Series 2712, 2.375% 2027	8,658,930	7,747
		19,100
Brazilian reais 0.81%
Brazil (Federative Republic of) 0% 2020	BRL91,700	16,861
South African rand 0.68%
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR152,050	5,588
South Africa (Republic of), Series R-2044, 8.75% 2044	46,725	2,127
South Africa (Republic of), Series R-2048, 8.75% 2048	140,650	6,393
		14,108
Thai baht 0.43%
Thailand (Kingdom of) 2.125% 2026	THB257,750	8,940

American Funds Insurance Series — Capital World Bond Fund — Page 147 of 207

unaudited

Bonds, notes & other debt instruments (continued) Ukrainian hryvnia 0.33%	Principal amount (000)	Value (000)
Ukraine 16.06% 2022	UAH86,536	$3,572
Ukraine 17.00% 2022	60,180	2,495
Ukraine 17.25% 2022	19,484	794
		6,861
Singapore dollars 0.29%
Singapore (Republic of) 2.625% 2028	S$3,307	2,699
Singapore (Republic of) 2.875% 2029	1,906	1,602
Singapore (Republic of) 2.875% 2030	2,037	1,733
		6,034
Indonesian rupiah 0.21%
Indonesia (Republic of), Series 78, 8.25% 2029	IDR30,605,000	2,288
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,020
		4,308
Indian rupees 0.18%
National Highways Authority of India 7.17% 2021	INR220,000	3,032
National Highways Authority of India 7.27% 2022	50,000	697
		3,729
Chilean pesos 0.16%
Chile (Republic of) 4.50% 2026	CLP2,295,000	3,277
Argentine pesos 0.14%
Argentine Republic 2.50% 20213	ARS179,383	1,679
Argentine Republic 4.00% 20233	19,619	169
Argentine Republic 1.40% 20233	126,301	1,006
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.672% 20285	13,568	106
		2,960
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 8.50% 2028	UYU95,641	2,079
Dominican pesos 0.07%
Dominican Republic 9.75% 2026	DOP90,700	1,400
Polish zloty 0.07%
Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,395
Romanian leu 0.06%
Romania 4.75% 2025	RON5,000	1,217
U.S. dollars 47.29%
Abbott Laboratories 3.40% 2023	$137	150
Abbott Laboratories 3.75% 2026	793	923
AbbVie Inc. 2.90% 2022	1,170	1,228
AbbVie Inc. 3.20% 2022	200	210
AbbVie Inc. 3.20% 2026	2,007	2,234
AbbVie Inc. 4.50% 2035	410	506

American Funds Insurance Series — Capital World Bond Fund — Page 148 of 207

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 4.75% 20452	$130	$162
Abu Dhabi (Emirate of) 2.50% 20252	2,195	2,318
ACE INA Holdings Inc. 2.30% 2020	180	181
ACE INA Holdings Inc. 2.875% 2022	195	205
ACE INA Holdings Inc. 3.35% 2026	195	223
ACE INA Holdings Inc. 4.35% 2045	425	555
Adient US LLC 9.00% 20252	212	229
Adobe Inc. 2.15% 2027	1,062	1,141
ADT Corp. 3.50% 2022	595	593
Advisor Group Holdings, LLC 6.25% 20282	295	275
AES Corp. 5.50% 2025	550	566
Aetna Inc. 2.80% 2023	340	358
AG Merger Sub II, Inc. 10.75% 20272	264	259
Allison Transmission Holdings, Inc. 5.00% 20242	455	455
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20255,6	650	567
Altice NV 7.50% 20262	50	53
Altria Group, Inc. 4.50% 2043	2,121	2,285
Altria Group, Inc. 5.95% 2049	131	172
Amazon.com, Inc. 2.80% 2024	1,010	1,098
Amazon.com, Inc. 1.50% 2030	2,040	2,073
Amazon.com, Inc. 2.50% 2050	2,500	2,542
American Campus Communities, Inc. 3.75% 2023	1,810	1,860
American Campus Communities, Inc. 4.125% 2024	1,195	1,257
American Campus Communities, Inc. 3.875% 2031	514	540
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20242,7,8,9	355	43
Amgen Inc. 1.90% 2025	580	606
Amgen Inc. 2.20% 2027	445	470
Angola (Republic of) 8.25% 2028	2,200	1,821
Anheuser-Busch Company / InBev Worldwide 4.70% 2036	1,780	2,101
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,532
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,212
Anheuser-Busch InBev NV 4.75% 2029	2,535	3,065
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,695
Antero Resources Corp. 5.75% 20282	50	40
Apple Inc. 2.50% 2022	1,200	1,241
Apple Inc. 3.35% 2027	1,075	1,220
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20255,6	80	80
Argentine Republic 6.875% 20217	3,575	1,509
Argentine Republic 7.50% 20267	2,200	901
Argentine Republic 6.875% 2048	1,695	667
Associated Materials, LLC 9.00% 20242	1,069	920
AstraZeneca PLC 3.50% 2023	2,700	2,923
AT&T Inc. 4.25% 2027	3,775	4,314
AT&T Inc. 2.75% 2031	6,250	6,480
AT&T Inc. 3.65% 2051	2,020	2,117
Autoridad del Canal de Panama 4.95% 20352	1,000	1,144
Avis Budget Group, Inc. 5.50% 2023	110	91
Avis Budget Group, Inc. 5.25% 20252	350	282
Avis Budget Group, Inc. 10.50% 20252	202	225
B&G Foods, Inc. 5.25% 2025	250	252
Baidu Inc. 3.425% 2030	675	735
Baker Hughes, a GE Co. 4.486% 2030	68	78
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)1	1,400	1,497
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)1	1,830	1,921
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)1	2,980	3,159

American Funds Insurance Series — Capital World Bond Fund — Page 149 of 207

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)1	$3,030	$3,798
Bausch Health Companies Inc. 9.25% 20262	795	864
Bausch Health Companies Inc. 5.00% 20282	315	297
Bayer AG 3.375% 20242	840	917
Bayer US Finance II LLC 3.875% 20232	900	988
Bayer US Finance II LLC 4.25% 20252	203	233
Bayerische Motoren Werke AG 2.95% 20222	3,675	3,810
Bayerische Motoren Werke AG 3.15% 20242	5,000	5,355
Bayerische Motoren Werke AG 3.90% 20252	900	1,001
Bayerische Motoren Werke AG 4.15% 20302	900	1,039
Becton, Dickinson and Company 3.70% 2027	933	1,044
Becton, Dickinson and Company 2.823% 2030	3,312	3,515
Berkshire Hathaway Energy Co. 3.70% 20302	725	851
Berkshire Hathaway Energy Co. 4.25% 20502	300	377
BMC Software, Inc. 7.125% 20252	70	74
BMC Software, Inc. 9.125% 20262	60	62
Boeing Co. 5.15% 2030	4,000	4,471
Boeing Co. 5.805% 2050	2,905	3,435
Brandywine Operating Partnership, LP 3.95% 2023	190	196
Braskem SA 4.50% 20302	745	683
Brazil (Federative Republic of) 3.875% 2030	2,080	2,009
Bristol-Myers Squibb Co. 2.90% 20242	2,756	2,985
British American Tobacco International Finance PLC 3.50% 20222	385	404
British American Tobacco PLC 2.789% 2024	1,150	1,213
British American Tobacco PLC 3.215% 2026	955	1,027
British American Tobacco PLC 3.557% 2027	1,545	1,673
British American Tobacco PLC 3.462% 2029	1,150	1,226
British American Tobacco PLC 4.39% 2037	3,230	3,528
British American Tobacco PLC 4.758% 2049	894	996
Broadcom Inc. 3.15% 20252	910	967
Broadcom Inc. 4.15% 20302	2,810	3,064
Brookfield Property REIT Inc. 5.75% 20262	650	551
Cablevision Systems Corp. 6.75% 2021	950	1,000
Canadian Natural Resources Ltd. 2.95% 2030	2,343	2,330
Carnival Corp. 11.50% 20232	2,630	2,847
Carrier Global Corp. 2.242% 20252	530	544
Carrier Global Corp. 2.493% 20272	438	447
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)1	2,680	2,661
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)1	510	506
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20262	475	492
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20302	1,125	1,152
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20302	275	282
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20322	165	167
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,893
Centene Corp. 4.75% 2022	540	549
Centene Corp. 4.75% 2025	350	359
Centene Corp. 4.625% 2029	405	430
CenturyLink, Inc. 6.75% 2023	800	862
CenturyLink, Inc. 7.50% 2024	250	275
CenturyLink, Inc. 5.125% 20262	225	225
CenturyLink, Inc. 4.00% 20272	75	73
CenturyLink, Inc., Series T, 5.80% 2022	325	335
Chemours Co. 6.625% 2023	540	520
Chesapeake Energy Corp. 4.875% 2022	915	32
Chesapeake Energy Corp. 11.50% 20252	636	69

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 20245,6	$756	$439
Cigna Corp. 3.40% 2021	750	776
Cigna Corp. 4.125% 2025	830	955
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)1	200	196
CIT Group Inc. 5.25% 2025	38	39
Citigroup Inc. 2.35% 2021	1,500	1,529
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)1	4,500	4,833
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)1	425	453
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)1	8,060	8,341
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)1	1,600	1,895
Cleveland-Cliffs Inc. 4.875% 20242	950	896
Cleveland-Cliffs Inc. 5.75% 2025	772	660
Cleveland-Cliffs Inc. 9.875% 20252	425	447
Cleveland-Cliffs Inc. 6.75% 20262	315	305
Cleveland-Cliffs Inc. 5.875% 2027	1,100	911
CMS Energy Corp. 5.05% 2022	392	413
CMS Energy Corp. 3.875% 2024	100	107
CMS Energy Corp. 3.00% 2026	1,200	1,304
Colombia (Republic of) 3.875% 2027	350	371
Colombia (Republic of) 4.50% 2029	1,165	1,282
Colombia (Republic of) 3.125% 2031	1,560	1,549
Colombia (Republic of) 5.20% 2049	2,420	2,846
Colt Merger Sub, Inc. 6.25% 20252	235	234
Comcast Corp. 3.95% 2025	2,610	2,993
Comcast Corp. 1.95% 2031	1,838	1,876
Comcast Corp. 2.80% 2051	2,010	2,065
CommScope Finance LLC 6.00% 20262	400	411
Communications Sales & Leasing, Inc. 6.00% 20232	350	342
Compass Diversified Holdings 8.00% 20262	475	485
Comstock Resources, Inc. 9.75% 2026	295	277
Conagra Brands, Inc. 4.30% 2024	2,380	2,633
CONSOL Energy Inc. 5.875% 2022	991	977
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)2,10	2,611	783
Consumers Energy Co. 3.375% 2023	345	372
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	4	4
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—11	—11
Convey Park Energy LLC 7.50% 20252	125	114
Costa Rica (Republic of) 6.125% 20312	640	555
Crédit Agricole SA 4.375% 20252	1,100	1,218
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	2,675	2,715
Credit Suisse AG (New York Branch) 2.95% 2025	875	950
CSX Corp. 3.80% 2050	75	89
CVR Partners, LP 9.25% 20232	200	197
CVS Health Corp. 2.80% 2020	430	430
CVS Health Corp. 3.35% 2021	277	283
CVS Health Corp. 3.50% 2022	430	453
CVS Health Corp. 3.70% 2023	710	763
DaimlerChrysler North America Holding Corp. 2.00% 20212	2,100	2,117
DaimlerChrysler North America Holding Corp. 2.875% 20212	2,275	2,299
DaimlerChrysler North America Holding Corp. 3.00% 20212	6,425	6,503
Danske Bank AS 2.70% 20222	1,400	1,446
Danske Bank AS 3.875% 20232	1,675	1,778
DaVita HealthCare Partners Inc. 5.00% 2025	230	235
DCP Midstream Operating LP 4.95% 2022	405	409
Delta Air Lines, Inc. 7.00% 20252	285	294

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 1.95% 20212	$575	$582
Deutsche Telekom International Finance BV 2.82% 20222	1,675	1,719
Deutsche Telekom International Finance BV 4.375% 20282	890	1,056
Deutsche Telekom International Finance BV 9.25% 2032	930	1,547
Diamond Offshore Drilling, Inc. 4.875% 20437	825	98
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.438% 20225,6	497	498
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 20235,6	109	104
Diebold, Inc. 8.50% 2024	150	119
Discovery Communications, Inc. 3.625% 2030	468	513
Dominican Republic 7.50% 20212	667	689
Dominican Republic 5.50% 20252	1,375	1,396
Dominican Republic 5.95% 2027	624	630
Dominican Republic 8.625% 20272	225	250
Dominican Republic 4.50% 20302	1,400	1,273
Dominican Republic 6.40% 20492	1,613	1,484
Dominican Republic 5.875% 20602	1,075	928
DP World Crescent 4.848% 20282	550	581
DPL Inc. 4.125% 20252	40	40
Duke Energy Corp. 3.75% 2024	550	603
Duke Energy Progress, LLC 3.70% 2028	1,225	1,426
Dun & Bradstreet Corp. 6.875% 20262	205	218
Edison International 5.75% 2027	370	425
Edison International 4.125% 2028	2,390	2,529
Egypt (Arab Republic of) 7.50% 20272	2,200	2,314
Electricité de France SA 4.875% 20382	795	940
Embarq Corp. 7.995% 2036	530	596
EMD Finance LLC 2.95% 20222	225	232
EMD Finance LLC 3.25% 20252	2,950	3,220
Empresas Publicas de Medellin ESP 4.25% 20292	1,030	1,036
Enbridge Inc. 4.00% 2023	600	651
Enbridge Inc. 2.50% 2025	900	936
Enbridge Inc. 4.25% 2026	655	746
Enbridge Inc. 3.70% 2027	754	833
Encompass Health Corp. 4.50% 2028	171	164
Encompass Health Corp. 4.75% 2030	305	292
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 20272	551	586
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 20282	842	547
Endo International PLC 5.75% 20222	1,155	1,063
Enel Finance International SA 2.75% 20232	5,000	5,193
Enel Finance International SA 3.625% 20272	2,375	2,597
Enel Finance International SA 3.50% 20282	1,800	1,938
Energy Transfer Operating, LP 5.00% 2050	562	533
Energy Transfer Partners, LP 4.20% 2027	110	115
Energy Transfer Partners, LP 6.00% 2048	70	73
Energy Transfer Partners, LP 6.25% 2049	910	966
Enersis Américas SA 4.00% 2026	650	691
Engie Energia Chile SA 3.40% 20302	1,097	1,144
EQM Midstream Partners, LP 4.125% 2026	77	70
EQM Midstream Partners, LP 6.50% 20272	205	211
EQM Midstream Partners, LP 5.50% 2028	223	213
EQT Corp. 7.00% 2030	105	108
Equinix, Inc. 1.80% 2027	1,145	1,152
Equinix, Inc. 2.15% 2030	9,390	9,311
Equinor ASA 1.75% 2026	462	474
Equinor ASA 2.375% 2030	928	966

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Equinor ASA 3.70% 2050	$1,441	$1,664
Essex Portfolio LP 3.50% 2025	2,835	3,096
Essex Portfolio LP 3.375% 2026	885	962
Ethiopia (Federal Democratic Republic of) 6.625% 2024	800	804
Euramax International, Inc. 12.00% 20202	680	560
European Investment Bank 2.25% 2022	700	724
Exelon Corp. 3.40% 2026	1,465	1,633
Exelon Corp., junior subordinated, 3.497% 20221	525	548
Export-Import Bank of India 3.875% 2028	1,671	1,738
Export-Import Bank of India 3.25% 2030	3,489	3,459
Extraction Oil & Gas, Inc. 5.625% 20262	425	83
Exxon Mobil Corp. 3.482% 2030	4,170	4,758
Fannie Mae Pool #MA2754 3.00% 20264	189	198
Fannie Mae Pool #AB4281 3.00% 20274	28	29
Fannie Mae Pool #AP7888 3.50% 20424	578	632
Fannie Mae Pool #AO4151 3.50% 20424	260	281
Fannie Mae Pool #AQ0770 3.50% 20424	186	205
Fannie Mae Pool #BK0920 4.00% 20484	57	60
Fannie Mae Pool #BJ9252 4.00% 20484	14	15
Fannie Mae Pool #BK0915 4.00% 20484	14	15
Fannie Mae Pool #BK4764 4.00% 20484	13	14
Fannie Mae Pool #FM3217 3.50% 20504	4,810	5,133
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20224	1,326	1,361
First Quantum Minerals Ltd. 7.25% 20232	875	841
First Quantum Minerals Ltd. 7.50% 20252	2,075	1,990
First Quantum Minerals Ltd. 6.875% 20262	325	309
FirstEnergy Corp. 3.90% 2027	1,800	2,039
FirstEnergy Corp. 4.85% 2047	380	482
Ford Motor Co. 9.00% 2025	609	660
Ford Motor Credit Co. 3.81% 2024	800	771
France Télécom 9.00% 20311	2,434	3,973
Freddie Mac 3.50% 20484	465	489
Freddie Mac Pool #ZS8588 3.00% 20304	112	118
Freddie Mac Pool #SI2002 4.00% 20484	4,447	4,720
Freddie Mac Pool #2B7343 3.744% 20494,5	3,321	3,488
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	8	8
Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	37	35
Freeport-McMoRan Inc. 3.55% 2022	170	170
Freeport-McMoRan Inc. 3.875% 2023	75	75
Freeport-McMoRan Inc. 4.25% 2030	275	267
Frontier Communications Corp. 11.00% 20257	1,515	529
Frontier Communications Corp. 8.00% 20272	505	513
FS Energy and Power Fund 7.50% 20232	525	449
FXI Holdings, Inc. 7.875% 20242	246	212
FXI Holdings, Inc. 12.25% 20262	462	450
General Mills, Inc. 3.20% 2021	455	465
General Motors Co. 6.125% 2025	117	132
General Motors Financial Co. 5.20% 2023	1,190	1,274
Genesis Energy, LP 6.50% 2025	350	300
Genesys Telecommunications Laboratories, Inc. 10.00% 20242	100	104
Global Payments Inc. 2.90% 2030	683	715
Gogo Inc. 9.875% 20242	2,065	1,750
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)1	1,200	1,248
Goldman Sachs Group, Inc. 3.20% 2023	2,152	2,285
Goldman Sachs Group, Inc. 3.50% 2025	5,190	5,657

American Funds Insurance Series — Capital World Bond Fund — Page 153 of 207

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.80% 2030	$1,690	$1,932
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,370
Groupe BPCE SA 5.70% 20232	1,800	2,015
Grupo Energia Bogota SA ESP 4.875% 20302	660	694
H.J. Heinz Co. 3.875% 20272	300	314
Halliburton Company 3.80% 2025	54	59
Hanesbrands Inc. 4.625% 20242	85	85
Hanesbrands Inc. 5.375% 20252	86	87
Hanesbrands Inc. 4.875% 20262	350	353
Hardwoods Acquisition Inc. 7.50% 20212	228	83
HCA Inc. 5.875% 2023	250	271
HCA Inc. 5.375% 2025	55	59
HealthSouth Corp. 5.75% 2024	125	125
HealthSouth Corp. 5.75% 2025	620	639
Hess Midstream Partners LP 5.125% 20282	140	135
Hexion Inc. 7.875% 20272	370	338
Holcim Ltd. 5.15% 20232	1,290	1,416
Honduras (Republic of) 8.75% 2020	1,555	1,587
Howmet Aerospace Inc. 6.875% 2025	190	207
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)1	430	449
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)1	305	316
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)1	4,172	4,646
HSBC Holdings PLC 4.95% 2030	950	1,140
HSBC Holdings PLC 2.848% 20311	6,000	6,149
Humana Inc. 3.85% 2024	1,000	1,099
Hyundai Capital America 3.25% 20222	250	257
Hyundai Capital Services Inc. 2.625% 20202	500	501
Hyundai Capital Services Inc. 3.75% 20232	2,450	2,571
Icahn Enterprises Finance Corp. 6.25% 2022	575	578
Icahn Enterprises Finance Corp. 4.75% 2024	690	653
Icahn Enterprises Finance Corp. 5.25% 2027	225	218
iHeartCommunications, Inc. 5.25% 20272	425	408
Imperial Tobacco Finance PLC 3.50% 20232	2,000	2,077
Indonesia (Republic of) 3.75% 2022	1,110	1,155
Indonesia (Republic of) 4.75% 2026	3,500	3,949
Indonesia (Republic of) 3.85% 2030	315	351
Intelsat Jackson Holding Co. 8.00% 20242	1,350	1,371
Intelsat Jackson Holding Co. 8.50% 20242,7	800	484
International Game Technology PLC 6.50% 20252	500	513
International Paper Co. 7.30% 2039	600	844
Interstate Power and Light Co. 2.30% 2030	1,275	1,305
Intesa Sanpaolo SpA 5.017% 20242	3,270	3,352
Intuit Inc. 1.35% 2027	700	704
Iraq (Republic of) 6.752% 20232	545	504
Iron Mountain Inc. 5.25% 20302	290	285
Israel (State of) 2.50% 2030	3,850	4,168
Israel (State of) 2.75% 2030	1,135	1,254
Israel (State of) 3.375% 2050	1,470	1,616
Israel (State of) 3.875% 2050	1,265	1,507
Jonah Energy LLC 7.25% 20252	200	27
Jordan (Hashemite Kingdom of) 5.75% 20272	1,035	1,077
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)1	7,110	7,364
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)1	4,930	6,035
KB Home 6.875% 2027	875	957
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,291

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper Inc. 3.20% 2030	$146	$162
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,429
Kimberly-Clark Corp. 3.10% 2030	110	125
Kraft Heinz Co. 3.95% 2025	235	251
Kraft Heinz Co. 4.375% 2046	825	812
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 20245,6	650	650
Kuwait (State of) 2.75% 20222	3,550	3,667
Ladder Capital Corp. 4.25% 20272	290	233
Liberty Global PLC 5.50% 20282	250	242
Lima Metro Line 2 Finance Ltd. 5.875% 20342	2,000	1,477
Lima Metro Line 2 Finance Ltd. 5.875% 2034	738	871
Lima Metro Line 2 Finance Ltd. 4.35% 20362	630	674
Lloyds Banking Group PLC 1.326% 2023 (UST Yield Curve Rate T Note Constant Maturity 1-year on 6/15/2022)1	1,825	1,836
Lockheed Martin Corp. 2.50% 2020	82	83
LPL Financial Holdings Inc. 4.625% 20272	395	391
LSB Industries, Inc. 9.625% 20232	760	734
LSC Communications, Inc. 8.75% 20232,7	480	48
Macy’s, Inc. 8.375% 20252	115	115
Magna International Inc. 2.45% 2030	725	743
Mallinckrodt PLC 5.75% 20222	1,270	321
Mallinckrodt PLC 10.00% 20252	2,110	1,788
Mattel, Inc. 6.75% 20252	350	364
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.934% 20245,6	386	376
MDC Partners Inc. 6.50% 20242	470	439
Medtronic, Inc. 3.50% 2025	1,558	1,758
Mexico City Airport Trust 5.50% 2047	432	381
MGM Resorts International 7.75% 2022	200	204
Microsoft Corp. 2.40% 2026	2,688	2,937
Molina Healthcare, Inc. 5.375% 2022	1,200	1,227
Molina Healthcare, Inc. 4.875% 20252	482	486
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)1	1,510	1,606
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)1	1,370	1,568
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)1	1,070	1,625
Morocco (Kingdom of) 5.50% 2042	3,100	3,797
Murphy Oil Corp. 5.875% 2027	41	36
Navient Corp. 5.50% 2023	2,170	2,087
Navient Corp. 5.875% 2024	600	566
Navient Corp. 6.125% 2024	175	167
NCL Corp. Ltd. 3.625% 20242	345	212
New York Life Insurance Company 3.75% 20502	413	467
Newcrest Finance Pty Ltd. 3.25% 20302	909	973
NGL Energy Partners LP 7.50% 2023	175	146
NGL Energy Partners LP 6.125% 2025	795	603
Niagara Mohawk Power Corp. 3.508% 20242	180	198
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20252	225	225
NIKE, Inc. 3.375% 2050	602	692
Noble Energy, Inc. 4.95% 2047	2,191	1,956
Noble Energy, Inc. 4.20% 2049	240	199
Nova Chemicals Corp. 5.25% 20272	300	264
Novartis Capital Corp. 1.75% 2025	460	481
Novartis Capital Corp. 2.00% 2027	501	531
Novartis Capital Corp. 2.20% 2030	1,060	1,123
NuStar Logistics, LP 4.80% 2020	15	15
NuStar Logistics, LP 6.75% 20212	25	25

American Funds Insurance Series — Capital World Bond Fund — Page 155 of 207

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Oasis Petroleum Inc. 6.875% 2022	$790	$133
Occidental Petroleum Corp. 2.60% 2021	42	41
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)2,10	13	1
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,462
Olin Corp. 9.50% 20252	140	156
ONEOK, Inc. 6.35% 2031	31	36
ONEOK, Inc. 4.95% 2047	111	107
ONEOK, Inc. 7.15% 2051	44	54
Oracle Corp. 2.65% 2026	2,327	2,513
Oracle Corp. 3.25% 2027	1,880	2,110
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20602,4,5	655	669
Owens & Minor, Inc. 3.875% 2021	800	795
Owens & Minor, Inc. 4.375% 2024	640	551
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.673% 20255,6	354	317
Owl Rock Capital Corp. 4.625% 20242	225	222
Owl Rock Capital Corp. 3.75% 2025	280	274
Owl Rock Capital Corp. 4.00% 2025	150	148
Pacific Gas and Electric Co. 2.95% 2026	590	637
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,836
Pacific Gas and Electric Co. 3.30% 2027	659	717
Pacific Gas and Electric Co. 4.65% 2028	542	647
Pacific Gas and Electric Co. 6.35% 20387	1,566	1,878
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,683
Pakistan (Islamic Republic of) 5.50% 20212	3,535	3,462
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,343
Panama (Republic of) 3.75% 20262	1,440	1,509
Panama (Republic of) 3.16% 2030	3,730	4,022
Panama (Republic of) 4.50% 2050	1,230	1,514
Panama (Republic of) 4.50% 2056	1,465	1,803
Panther BF Aggregator 2, LP 6.25% 20262	55	57
Par Pharmaceutical Inc. 7.50% 20272	876	902
Paraguay (Republic of) 4.625% 2023	947	997
Paraguay (Republic of) 5.00% 2026	235	261
Paraguay (Republic of) 4.70% 20272	350	384
Paraguay (Republic of) 5.60% 20482	2,340	2,742
Paraguay (Republic of) 5.40% 20502	1,510	1,754
Parsley Energy, Inc. 5.25% 20252	45	43
PayPal Holdings, Inc. 2.30% 2030	541	563
Peabody Energy Corp. 6.00% 20222	225	147
Pernod Ricard SA 4.45% 20222	730	771
Peru (Republic of) 2.392% 2026	500	520
Peru (Republic of) 5.625% 2050	280	443
Petrobras Global Finance Co. 6.75% 2050	1,370	1,412
Petróleos Mexicanos 6.35% 2048	723	538
Petróleos Mexicanos 6.95% 20602	201	155
PETRONAS Capital Ltd. 3.50% 20302	605	674
PETRONAS Capital Ltd. 4.55% 20502	960	1,222
PetSmart, Inc. 5.875% 20252	790	794
PetSmart, Inc. 8.875% 20252	1,765	1,767
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 20225,6	710	695
PG&E Corp. 5.25% 2030	125	126
Philip Morris International Inc. 2.10% 2030	634	654
Pisces Parent LLC 8.00% 20262	225	227
Plains All American Pipeline, LP 3.80% 2030	352	347

American Funds Insurance Series — Capital World Bond Fund — Page 156 of 207

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Poland (Republic of) 3.25% 2026	$3,090	$3,473
Post Holdings, Inc. 4.625% 20302	379	373
Procter & Gamble Co. 3.00% 2030	338	388
Procter & Gamble Co. 3.55% 2040	670	810
Procter & Gamble Co. 3.60% 2050	282	352
Progress Energy, Inc. 7.75% 2031	150	219
Prologis, Inc. 4.25% 2023	2,075	2,298
PT Indonesia Asahan Aluminium Tbk 5.23% 20212	555	580
PT Indonesia Asahan Aluminium Tbk 5.45% 20302	500	559
PTT Exploration and Production PCL 2.587% 20272	200	205
Puget Energy, Inc. 6.00% 2021	1,023	1,080
Puget Energy, Inc. 5.625% 2022	480	512
Qatar (State of) 3.875% 20232	475	511
Qatar (State of) 3.40% 20252	4,805	5,237
Qatar (State of) 4.50% 20282	3,205	3,785
Qatar (State of) 5.103% 20482	530	722
R.R. Donnelley & Sons Co. 6.50% 2023	200	183
Rabobank Nederland 4.625% 2023	2,180	2,407
Realogy Corp. 5.25% 20212	175	177
Realogy Corp. 4.875% 20232	705	661
Reynolds American Inc. 4.00% 2022	455	481
Reynolds American Inc. 4.45% 2025	2,115	2,384
Reynolds American Inc. 5.85% 2045	2,910	3,649
Rockies Express Pipeline LLC 4.95% 20292	300	281
Royal Caribbean Cruises Ltd. 10.875% 20232	245	252
Russian Federation 4.25% 2027	1,400	1,568
Ryerson Inc. 11.00% 20222	485	497
Sabine Pass Liquefaction, LLC 4.50% 20302	88	97
Sabre Holdings Corp. 5.25% 20232	50	46
Sabre Holdings Corp. 5.375% 20232	450	421
Sabre Holdings Corp. 9.25% 20252	125	132
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	900	877
Sally Holdings LLC and Sally Capital Inc. 8.75% 20252	283	308
Santander Holdings USA, Inc. 3.244% 2026	3,750	3,901
Saudi Arabia (Kingdom of) 2.894% 20222	1,900	1,958
Saudi Arabia (Kingdom of) 3.628% 20272	1,900	2,083
Saudi Arabia (Kingdom of) 3.625% 20282	3,840	4,229
Scentre Group 3.50% 20252	210	219
Scentre Group 3.75% 20272	110	114
Schlumberger BV 4.00% 20252	935	1,029
Scientific Games Corp. 5.00% 20252	539	500
Scientific Games Corp. 8.25% 20262	655	582
Scientific Games Corp. 7.00% 20282	100	80
Scientific Games Corp. 7.25% 20292	160	128
Shire PLC 2.40% 2021	3,930	4,009
Shire PLC 2.875% 2023	818	867
Shire PLC 3.20% 2026	405	450
Sirius XM Radio Inc. 3.875% 20222	550	554
Sirius XM Radio Inc. 4.625% 20242	360	370
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,283
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,183
Southern California Edison Co. 2.85% 2029	200	212
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)1	200	172
Spirit AeroSystems, Inc. 7.50% 20252	160	159
Springleaf Finance Corp. 6.125% 2024	650	662

American Funds Insurance Series — Capital World Bond Fund — Page 157 of 207

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sprint Corp. 7.625% 2026	$450	$532
Sprint Corp. 6.875% 2028	725	886
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,900	1,817
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	3,892	3,386
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,600	1,280
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	1,698	1,206
Staples, Inc. 7.50% 20262	1,345	1,060
Starwood Property Trust, Inc. 3.625% 2021	575	567
Starwood Property Trust, Inc. 5.00% 2021	590	574
State Grid Overseas Investment Ltd. 3.50% 20272	5,600	6,201
Station Casinos LLC 4.50% 20282	200	169
Statoil ASA 3.70% 2024	1,950	2,165
Statoil ASA 4.25% 2041	1,000	1,191
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,490	1,527
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)1,2	800	900
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	2,075	2,309
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	1,677	1,696
Talen Energy Supply, LLC 10.50% 20262	105	83
Talen Energy Supply, LLC 7.25% 20272	510	508
Talen Energy Supply, LLC 7.625% 20282	70	70
Targa Resources Partners LP 5.875% 2026	125	124
Targa Resources Partners LP 5.50% 20302	230	222
Team Health Holdings, Inc. 6.375% 20252	1,185	692
Team Health Holdings, Inc., Term Loan B, 3.75% 20245,6	1,017	789
Teck Resources Ltd. 3.90% 20302	417	417
Teekay Corp. 9.25% 20222	520	501
Teekay Offshore Partners LP 8.50% 20232	550	485
Tencent Holdings Ltd. 3.24% 20502	7,950	7,989
Tenet Healthcare Corp. 4.625% 2024	396	389
Tenet Healthcare Corp. 4.875% 20262	2,150	2,109
Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	70
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,133
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,430	5,592
Teva Pharmaceutical Finance Co. BV 7.125% 20252	3,910	4,170
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,670	2,394
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,858
The Brink’s Co. 4.625% 20272	405	390
Thermo Fisher Scientific Inc. 4.133% 2025	1,170	1,337
Thermo Fisher Scientific Inc. 4.497% 2030	515	638
T-Mobile US, Inc. 3.875% 20302	2,925	3,266
T-Mobile US, Inc. 2.55% 20312	9,390	9,447
Toronto-Dominion Bank 1.15% 2025	7,000	7,090
Total Capital International 3.127% 2050	3,637	3,723
Toyota Motor Credit Corp. 2.90% 2023	1,360	1,443
Toyota Motor Credit Corp. 1.80% 2025	8,000	8,298
Toyota Motor Credit Corp. 3.00% 2025	1,360	1,480
Toyota Motor Credit Corp. 3.375% 2030	453	521
TransCanada PipeLines Ltd. 4.10% 2030	1,342	1,531
TransDigm Inc. 6.50% 2024	25	24
TransDigm Inc. 6.25% 20262	44	44
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.072% 20265,6	124	83
Trilogy International Partners, LLC 8.875% 20222	1,585	1,408
Tronox Ltd. 6.50% 20262	375	352

American Funds Insurance Series — Capital World Bond Fund — Page 158 of 207

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 6.25% 2022	$1,880	$1,909
Turkey (Republic of) 5.75% 2024	2,500	2,488
Turkey (Republic of) 7.625% 2029	750	792
U.S. Treasury 2.625% 2023	6,900	7,351
U.S. Treasury 1.875% 202412	4,515	4,822
U.S. Treasury 2.75% 2025	10,140	11,374
U.S. Treasury 2.875% 2025	5,400	6,134
U.S. Treasury 1.125% 204012	5,530	5,478
U.S. Treasury 2.75% 204712	1,625	2,125
U.S. Treasury 3.00% 204812	5,045	6,935
U.S. Treasury 2.00% 2050	8,100	9,272
U.S. Treasury Inflation-Protected Security 0.25% 20293,12	13,735	15,035
U.S. Treasury Inflation-Protected Security 0.875% 20293,12	19,576	22,344
U.S. Treasury Inflation-Protected Security 0.125% 20303	20,613	22,288
U.S. Treasury Inflation-Protected Security 0.75% 20423	709	851
U.S. Treasury Inflation-Protected Security 0.697% 20433	1,339	1,580
U.S. Treasury Inflation-Protected Security 1.375% 20443,12	5,832	7,975
U.S. Treasury Inflation-Protected Security 1.00% 20493,12	17,570	23,495
U.S. Treasury Inflation-Protected Security 0.25% 20503,12	5,586	6,279
Uber Technologies, Inc. 8.00% 20262	300	306
UniCredit SpA 3.75% 20222	1,750	1,796
UniCredit SpA 4.625% 20272	6,805	7,340
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)1,2	6,560	6,624
Uniform Mortgage-Backed Security 2.00% 20354,13	15,050	15,543
Uniform Mortgage-Backed Security 2.50% 20354,13	5,000	5,226
Uniform Mortgage-Backed Security 2.00% 20504,13	10,000	10,207
Uniform Mortgage-Backed Security 2.50% 20504,13	28,025	29,091
Uniform Mortgage-Backed Security 3.50% 20504,13	7,000	7,363
United Mexican States 3.90% 2025	1,080	1,159
United Mexican States 3.25% 2030	2,685	2,663
United Mexican States 4.75% 2032	950	1,050
United Mexican States 5.00% 2051	890	962
United Technologies Corp. 4.125% 2028	1,900	2,241
UnitedHealth Group Inc. 2.70% 2020	520	520
Univision Communications Inc. 5.125% 20232	1,150	1,164
Univision Communications Inc. 6.625% 20272	700	671
Upjohn Inc. 2.30% 20272	794	821
Upjohn Inc. 3.85% 20402	970	1,044
Uruguay (Oriental Republic of) 4.375% 2031	600	703
Valeant Pharmaceuticals International, Inc. 6.125% 20252	800	813
Valvoline Inc. 4.375% 20252	90	91
Venator Materials Corp. 5.75% 20252	620	443
Venator Materials Corp. 9.50% 20252	300	306
Veritas Holdings Ltd. 7.50% 20232	600	593
Veritas Holdings Ltd. 10.50% 20242	200	180
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 20235,6	200	185
Verizon Communications Inc. 3.15% 2030	575	651
Vertical US Newco Inc. 5.25% 20272	225	228
ViaSat, Inc. 5.625% 20272	120	123
VICI Properties LP 4.625% 20292	45	44
VICI Properties LP / VICI Note Co. Inc. 3.50% 20252	110	104
VICI Properties LP / VICI Note Co. Inc. 4.125% 20302	250	239
Vine Oil & Gas LP 8.75% 20232	175	107
Volkswagen Group of America Finance, LLC 3.875% 20202	1,900	1,918
Volkswagen Group of America Finance, LLC 4.00% 20212	1,900	1,979

American Funds Insurance Series — Capital World Bond Fund — Page 159 of 207

unaudited

Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 3.125% 20232	$2,434	$2,562
Volkswagen Group of America Finance, LLC 4.25% 20232	1,700	1,862
Volkswagen Group of America Finance, LLC 4.625% 20252	1,280	1,457
Walt Disney Company 2.65% 2031	5,520	5,863
Warrior Met Coal, Inc. 8.00% 20242	649	633
WEA Finance LLC 3.25% 20202	530	531
WEA Finance LLC 3.75% 20242	535	553
Weatherford International PLC 11.00% 20242	955	669
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)1	11,775	12,176
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)1	1,610	2,233
Wesco Aircraft Holdings, Inc. 9.00% 20262	250	165
WESCO Distribution, Inc. 7.125% 20252	195	206
WESCO Distribution, Inc. 7.25% 20282	215	227
Western Gas Partners LP 4.50% 2028	450	425
Westfield Corp. Ltd. 3.15% 20222	245	249
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)1	2,900	2,951
Williams Companies, Inc. 3.50% 2030	1,024	1,079
Williams Partners LP 4.125% 2020	375	376
Williams Partners LP 4.30% 2024	820	892
WM. Wrigley Jr. Co. 3.375% 20202	515	518
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20232	868	819
Wynn Resorts Ltd. 7.75% 20252	180	182
Xcel Energy Inc. 3.35% 2026	2,581	2,897
Xerox Corp. 4.125% 2023	97	97
Ziggo Bond Co. BV 5.125% 20302	200	199
Ziggo Bond Finance BV 5.50% 20272	562	572
Zimmer Holdings, Inc. 3.15% 2022	790	820
		984,026
Total bonds, notes & other debt instruments (cost: $1,943,661,000)		2,006,457
Convertible bonds & notes 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022	8	6
Total convertible bonds & notes (cost: $8,000)		6
Convertible stocks 0.00% U.S. dollars 0.00%	Shares
Associated Materials, LLC, convertible preferred shares, 14.00% 20208,9	850	96
Total convertible stocks (cost: $816,000)		96
Common stocks 0.01% U.S. dollars 0.01%
Tribune Resources, LLC8,9,14	158,988	102
Weatherford International14	29,931	59
Advanz Pharma Corp. Ltd.14,15	9,130	28
Advanz Pharma Corp. Ltd.14	6,028	18

American Funds Insurance Series — Capital World Bond Fund — Page 160 of 207

unaudited

Common stocks (continued) U.S. dollars (continued)	Shares	Value (000)
McDermott International, Inc.8	4,287	$12
Sable Permian Resources, LLC, units8,9,14	2,905,980	—11
Total common stocks (cost: $2,936,000)		219
Rights & warrants 0.00% U.S. dollars 0.00%
McDermott International, Inc., warrants, expire 20278	18,122	14
Tribune Resources, LLC, Class A, warrants, expire 20238,9,14	53,128	—11
Tribune Resources, LLC, Class B, warrants, expire 20238,9,14	41,322	—11
Tribune Resources, LLC, Class C, warrants, expire 20238,9,14	39,060	—11
Associated Materials, LLC, warrants, expire 20238,9,14	12,075	—11
Total rights & warrants (cost: $22,000)		14
Short-term securities 6.28% Money market investments 6.28%
Capital Group Central Cash Fund 0.18%16	1,305,640	130,577
Total short-term securities (cost: $130,578,000)		130,577
Total investment securities 102.72% (cost: $2,078,021,000)		2,137,369
Other assets less liabilities (2.72)%		(56,568)
Net assets 100.00%		$2,080,801

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount17 (000)	Value at 6/30/202018 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
5 Year Euro-Bobl Futures	Short	59	September 2020	€(5,900)	$(8,947)	$(42)
5 Year U.S. Treasury Note Futures	Short	72	October 2020	$(7,200)	(9,053)	(63)
10 Year Euro-Bund Futures	Long	121	September 2020	€12,100	23,997	261
10 Year U.S. Treasury Note Futures	Short	201	September 2020	$(20,100)	(27,974)	(157)
10 Year Ultra U.S. Treasury Note Futures	Short	225	September 2020	(22,500)	(35,434)	(174)
20 Year U.S. Treasury Bond Futures	Long	11	September 2020	1,100	1,964	9
30 Year Euro-Buxl Futures	Long	50	September 2020	€5,000	12,356	290
						$124

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD4,101	MXN91,990	Standard Chartered Bank	7/6/2020	$102
CAD9,500	USD6,787	UBS AG	7/8/2020	210
USD6,833	CAD9,500	UBS AG	7/8/2020	(165)
USD3,130	DKK20,600	Standard Chartered Bank	7/9/2020	24
USD2,118	CNH15,000	Bank of New York Mellon	7/10/2020	(3)

American Funds Insurance Series — Capital World Bond Fund — Page 161 of 207

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD6,210	CNH44,100	JPMorgan Chase	7/10/2020	$(24)
USD2,912	JPY311,200	Bank of New York Mellon	7/14/2020	29
USD2,078	JPY223,000	Bank of New York Mellon	7/14/2020	12
JPY222,000	USD2,077	Bank of New York Mellon	7/14/2020	(21)
JPY447,000	USD4,187	UBS AG	7/14/2020	(46)
USD2,273	GBP1,830	UBS AG	7/21/2020	5
USD19,540	CNH138,600	Bank of America	7/21/2020	(40)
USD16,421	ILS56,300	JPMorgan Chase	7/27/2020	157
USD6,281	MXN142,000	Citibank	7/27/2020	127
CZK306,030	EUR11,465	JPMorgan Chase	7/27/2020	14
USD2,851	THB88,000	JPMorgan Chase	7/27/2020	4
CHF800	USD845	JPMorgan Chase	7/27/2020	—11
USD2,067	EUR1,840	Barclays Bank PLC	7/27/2020	(1)
EUR10,102	DKK75,300	JPMorgan Chase	7/27/2020	(3)
EUR1,639	RON7,960	Citibank	7/27/2020	(3)
SEK23,400	USD2,515	Citibank	7/27/2020	(3)
AUD12,000	USD8,289	JPMorgan Chase	7/27/2020	(7)
PLN12,600	USD3,194	Citibank	7/27/2020	(9)
USD7,408	ZAR129,100	JPMorgan Chase	7/27/2020	(9)
CZK133,600	USD5,645	JPMorgan Chase	7/27/2020	(13)
USD4,134	CZK98,590	Bank of America	7/27/2020	(23)
CAD49,400	USD36,420	JPMorgan Chase	7/27/2020	(29)
GBP5,330	USD6,657	JPMorgan Chase	7/27/2020	(51)
NOK144,985	USD15,204	Citibank	7/27/2020	(139)
EUR56,180	USD63,365	JPMorgan Chase	7/27/2020	(207)
JPY9,971,500	USD93,462	JPMorgan Chase	7/27/2020	(1,079)
KRW6,785,200	USD5,622	Goldman Sachs	7/28/2020	19
COP14,642,500	USD3,936	Standard Chartered Bank	7/28/2020	(49)
USD12,392	MYR53,000	Standard Chartered Bank	7/29/2020	39
USD14,848	BRL81,200	JPMorgan Chase	8/7/2020	(55)
				$(1,237)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF16,744,000	$(76)	$(297)	$221
1.01%	6-month HUF-BUBOR	2/25/2022	9,100,000	182	66	116
0.965%	6-month HUF-BUBOR	2/26/2022	13,039,000	232	63	169
6-month HUF-BUBOR	1.39%	11/11/2029	2,335,000	(72)	53	(125)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN35,000	(1,073)	(1,122)	49
6-month HUF-BUBOR	1.80%	1/22/2030	HUF1,418,000	(212)	(137)	(75)
6-month HUF-BUBOR	1.845%	2/25/2030	2,024,500	(325)	(217)	(108)
6-month HUF-BUBOR	1.79%	2/26/2030	2,024,500	(292)	(184)	(108)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	(56)	30	(86)
					$(1,745)	$53

American Funds Insurance Series — Capital World Bond Fund — Page 162 of 207

unaudited

1	Step bond; coupon rate may change at a later date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $273,114,000, which represented 13.13% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government price index.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,783,000, which represented .23% of the net assets of the fund.
7	Scheduled interest and/or principal payment was not received.
8	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $267,000, which represented .01% of the net assets of the fund.
9	Value determined using significant unobservable inputs.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	Amount less than one thousand.
12	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,973,000, which represented .43% of the net assets of the fund.
13	Purchased on a TBA basis.
14	Security did not produce income during the last 12 months.
15	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
16	Rate represents the seven-day yield at 6/30/2020.
17	Notional amount is calculated based on the number of contracts and notional contract size.
18	Value is calculated based on the notional amount and current market price.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$116	$28.00%

Key to abbreviations and symbols
ARS = Argentine pesos	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK = Norwegian kroner
CHF = Swiss francs	PLN = Polish zloty
CLP = Chilean pesos	Ref. = Refunding
CNH/CNY = Chinese yuan renminbi	Rev. = Revenue
COP = Colombian pesos	RON = Romanian leu
CZK = Czech korunas	RUB = Russian rubles
DKK/DKr = Danish kroner	S$ = Singapore dollars
DOP = Dominican pesos	SEK = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
HUF = Hungarian forints	UAH = Ukrainian hryvnia
ICE = Intercontinental Exchange, Inc.	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	WIBOR = Warsaw Interbank Offer Rate
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen

American Funds Insurance Series — Capital World Bond Fund — Page 163 of 207

High-Income Bond Fund

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 92.29% Corporate bonds & notes 92.27% Communication services 13.84%	Principal amount (000)	Value (000)
Allen Media, LLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 5.808% 20271,2,3	$85	$81
Banijay Enteraintment 5.375% 20254	580	569
Cablevision Systems Corp. 6.75% 2021	3,513	3,698
Cablevision Systems Corp. 5.75% 20304	480	502
CBS Corp. 7.25% 20244	231	202
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 20234	1,155	1,162
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20244	231	238
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20254	148	152
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20264	263	273
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	3,182	3,298
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20284	96	99
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20294	24	25
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20304	429	439
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20304	787	807
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 20324	134	136
CenturyLink, Inc. 6.75% 2023	2,760	2,974
CenturyLink, Inc. 7.50% 2024	583	642
CenturyLink, Inc. 5.125% 20264	2,069	2,067
CenturyLink, Inc. 4.00% 20274	134	130
CenturyLink, Inc., Series T, 5.80% 2022	132	136
Cinemark USA, Inc. 4.875% 2023	363	308
Clear Channel Worldwide Holdings, Inc. 9.25% 2024	1,151	1,071
CSC Holdings, LLC 5.375% 20234	400	406
Cumulus Media New Holdings Inc. 6.75% 20264	1,135	1,050
Diamond Sports Group LLC 5.375% 20264	993	725
Diamond Sports Group LLC 6.625% 20274	1,155	622
Discovery Communications, Inc. 4.65% 2050	475	541
Embarq Corp. 7.995% 2036	727	818
Entercom Media Corp. 6.50% 20274	247	223
Front Range BidCo, Inc. 6.125% 20284	1,927	1,877
Frontier Communications Corp. 10.50% 20225	5,080	1,771
Frontier Communications Corp. 11.00% 20255	6,795	2,371
Frontier Communications Corp. 8.50% 20264	1,065	1,008
Frontier Communications Corp. 8.00% 20274	2,179	2,215
Globo Comunicação e Participações SA 4.875% 20304	486	440
Gogo Inc. 9.875% 20244	11,114	9,420
Gray Television, Inc. 7.00% 20274	808	830
iHeartCommunications, Inc. 5.25% 20274	1,951	1,871
iHeartCommunications, Inc. 8.375% 2027	544	500
Inmarsat PLC 6.75% 20264	2,675	2,533
Intelsat Jackson Holding Co. 5.50% 2023	1,075	615
Intelsat Jackson Holding Co. 8.00% 20244	1,675	1,702
Intelsat Jackson Holding Co. 8.50% 20244,5	3,850	2,327
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 5.837% 20222,3	606	617
Intelsat Jackson Holding Co., Term Loan, 6.625% 20242	3,900	3,917

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Lamar Media Corp. 5.75% 2026	$462	$478
Lamar Media Corp. 3.75% 20284	79	75
Lamar Media Corp. 4.875% 20294	300	303
Liberty Global PLC 5.50% 20284	656	634
Live Nation Entertainment, Inc. 5.625% 20264	280	256
Live Nation Entertainment, Inc. 4.75% 20274	445	384
Match Group, Inc. 4.625% 20284	1,100	1,117
MDC Partners Inc. 6.50% 20244	5,170	4,824
Meredith Corp. 6.875% 2026	3,439	2,863
Netflix, Inc. 4.875% 2028	360	386
Netflix, Inc. 5.375% 20294	405	445
Netflix, Inc. 4.875% 20304	274	294
Nexstar Broadcasting, Inc. 5.625% 20244	759	767
Nexstar Escrow Corp. 5.625% 20274	289	290
Numericable Group SA 7.375% 20264	1,584	1,655
OUTFRONT Media Cap LLC 5.00% 20274	597	538
Qwest Capital Funding, Inc. 6.875% 2028	660	641
Sinclair Television Group, Inc. 5.125% 20274	345	315
Sirius XM Radio Inc. 3.875% 20224	1,118	1,126
Sirius XM Radio Inc. 4.625% 20234	594	599
Sirius XM Radio Inc. 4.625% 20244	74	76
Sprint Corp. 11.50% 2021	987	1,095
Sprint Corp. 7.875% 2023	398	449
Sprint Corp. 7.625% 2026	2,000	2,365
Sprint Corp. 6.875% 2028	4,171	5,095
Sprint Corp. 8.75% 2032	2,165	3,097
TEGNA Inc. 4.625% 20284	535	495
TEGNA Inc. 5.00% 20294	716	675
Terrier Media Buyer, Inc. 8.875% 20274	515	495
T-Mobile US, Inc. 6.375% 2025	218	224
T-Mobile US, Inc. 6.50% 2026	444	465
T-Mobile US, Inc. 3.875% 20304	292	326
T-Mobile US, Inc. 4.50% 20504	379	447
Trilogy International Partners, LLC 8.875% 20224	4,500	3,998
Twitter, Inc. 3.875% 20274	290	291
Univision Communications Inc. 5.125% 20234	3,308	3,348
Univision Communications Inc. 5.125% 20254	3,195	3,019
Univision Communications Inc. 6.625% 20274	3,050	2,924
Vodafone Group PLC 7.00% 2079 (5-year USD Swap + 4.873% on 4/4/2029)6	105	123
VTR Comunicaciones SpA 5.125% 20284	500	513
Warner Music Group 5.50% 20264	296	307
Warner Music Group 3.875% 20304	850	861
Ziggo Bond Co. BV 5.125% 20304	619	615
Ziggo Bond Finance BV 5.50% 20274	1,791	1,824
		108,525
Health care 12.90%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.928% 20261,2,3	849	747
Bausch Health Companies Inc. 9.25% 20264	2,644	2,872
Bausch Health Companies Inc. 5.00% 20284	962	907
Bausch Health Companies Inc. 7.00% 20284	1,153	1,190
Bausch Health Companies Inc. 6.25% 20294	1,300	1,309
Bausch Health Companies Inc. 5.25% 20304	574	545
Catalent Pharma Solutions Inc. 5.00% 20274	53	55

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.75% 2022	$2,217	$2,252
Centene Corp. 5.375% 20264	330	345
Centene Corp. 5.375% 20264	50	52
Centene Corp. 4.25% 2027	909	940
Centene Corp. 4.625% 2029	305	324
Centene Corp. 3.375% 2030	494	500
Charles River Laboratories International, Inc. 5.50% 20264	584	609
Charles River Laboratories International, Inc. 4.25% 20284	241	241
Concordia International Corp. 8.00% 2024	34	31
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.568% 20242,3	60	56
DaVita HealthCare Partners Inc. 5.125% 2024	660	672
DaVita HealthCare Partners Inc. 5.00% 2025	804	823
Encompass Health Corp. 4.50% 2028	1,376	1,322
Encompass Health Corp. 4.75% 2030	1,225	1,172
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 20274	2,644	2,810
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 20284	3,833	2,491
Endo International PLC 5.75% 20224	2,937	2,702
Endo International PLC 5.875% 20244	900	874
HCA Inc. 5.875% 2023	894	969
HCA Inc. 5.375% 2025	175	188
HCA Inc. 5.875% 2026	321	353
HCA Inc. 4.50% 2027	173	193
HCA Inc. 5.625% 2028	625	699
HCA Inc. 3.50% 2030	325	313
HCA Inc. 5.50% 2047	128	156
HealthSouth Corp. 5.75% 2024	828	830
HealthSouth Corp. 5.75% 2025	942	972
IMS Health Holdings, Inc. 5.00% 20264	1,818	1,879
Iqvia Inc. 5.00% 20274	165	169
Jaguar Holding Co. II 4.625% 20254	350	357
Jaguar Holding Co. II 5.00% 20284	375	385
Mallinckrodt International Finance SA 5.50% 20254	1,495	251
Mallinckrodt PLC 5.75% 20224	1,115	282
Mallinckrodt PLC 10.00% 20254	8,538	7,236
Molina Healthcare, Inc. 5.375% 2022	5,264	5,381
Molina Healthcare, Inc. 4.875% 20254	1,453	1,466
Molina Healthcare, Inc. 4.375% 20284	1,245	1,250
Ortho-Clinical Diagnostics Inc. 7.375% 20254	550	560
Ortho-Clinical Diagnostics Inc. 7.25% 20284	345	352
Owens & Minor, Inc. 3.875% 2021	2,515	2,499
Owens & Minor, Inc. 4.375% 2024	1,100	947
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.673% 20252,3	1,467	1,315
Par Pharmaceutical Inc. 7.50% 20274	4,672	4,810
PAREXEL International Corp. 6.375% 20254	2,035	1,975
Radiology Partners, Inc. 9.25% 20284	1,293	1,222
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)1,2,3,7,8	6,046	6,106
Select Medical Holdings Corp. 6.25% 20264	554	561
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 5.50% 20262,3	684	670
Surgery Center Holdings 10.00% 20274	696	698
Team Health Holdings, Inc. 6.375% 20254	4,196	2,449
Team Health Holdings, Inc., Term Loan B, 3.75% 20242,3	922	715
Teleflex Inc. 4.25% 20284	475	488
Tenet Healthcare Corp. 8.125% 2022	995	1,047

American Funds Insurance Series — High-Income Bond Fund — Page 166 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 6.75% 2023	$600	$596
Tenet Healthcare Corp. 4.625% 2024	705	692
Tenet Healthcare Corp. 4.875% 20264	6,380	6,259
Tenet Healthcare Corp. 5.125% 20274	935	925
Teva Pharmaceutical Finance Co. BV 2.20% 2021	443	435
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,711
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,921
Teva Pharmaceutical Finance Co. BV 7.125% 20254	1,309	1,396
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,134	1,017
Teva Pharmaceutical Finance Co. BV 6.75% 2028	1,488	1,575
U.S. Renal Care, Inc. 10.625% 20274	459	474
Valeant Pharmaceuticals International, Inc. 5.875% 20234	241	241
Valeant Pharmaceuticals International, Inc. 7.00% 20244	31	32
Valeant Pharmaceuticals International, Inc. 6.125% 20254	1,859	1,888
Valeant Pharmaceuticals International, Inc. 9.00% 20254	581	627
Valeant Pharmaceuticals International, Inc. 8.50% 20274	608	646
Vizient Inc. 6.25% 20274	158	166
		101,185
Consumer discretionary 12.57%
Adient US LLC 9.00% 20254	205	222
Allied Universal Holdco LLC 6.625% 20264	722	760
Allied Universal Holdco LLC 9.75% 20274	1,408	1,486
AutoNation, Inc. 4.75% 2030	330	358
Boyd Gaming Corp. 8.625% 20254	120	126
Boyd Gaming Corp. 4.75% 20274	861	741
Carnival Corp. 11.50% 20234	1,542	1,669
Cedar Fair, LP 5.25% 20294	271	246
Churchill Downs Inc. 4.75% 20284	1,221	1,181
Cirsa Gaming Corp. SA 7.875% 20234	2,077	1,926
Clarios Global LP 6.75% 20254	625	652
Colt Merger Sub, Inc. 5.75% 20254	895	902
Colt Merger Sub, Inc. 6.25% 20254	1,615	1,606
Colt Merger Sub, Inc. 8.125% 20274	500	488
Dana Inc. 5.625% 2028	675	672
Fertitta Entertainment, Inc. 6.75% 20244	572	412
Ford Motor Co. 8.50% 2023	1,787	1,893
Ford Motor Co. 9.00% 2025	1,507	1,632
Ford Motor Co. 4.346% 2026	300	281
Ford Motor Co. 9.625% 2030	225	267
Ford Motor Credit Co. 3.20% 2021	210	207
Ford Motor Credit Co. 3.087% 2023	605	576
Ford Motor Credit Co. 3.664% 2024	200	189
Ford Motor Credit Co. 3.81% 2024	887	855
Ford Motor Credit Co. 5.584% 2024	350	354
Ford Motor Credit Co. 5.125% 2025	3,485	3,502
General Motors Co. 6.125% 2025	137	154
General Motors Co. 6.80% 2027	737	860
General Motors Co. 5.20% 2045	460	445
General Motors Co. 5.40% 2048	88	87
Hanesbrands Inc. 4.625% 20244	445	444
Hanesbrands Inc. 5.375% 20254	432	438
Hanesbrands Inc. 4.875% 20264	274	277
Hilton Worldwide Holdings Inc. 4.875% 2030	508	502

American Funds Insurance Series — High-Income Bond Fund — Page 167 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
International Game Technology PLC 6.25% 20224	$403	$408
International Game Technology PLC 6.50% 20254	833	854
International Game Technology PLC 5.25% 20294	1,135	1,109
KB Home 6.875% 2027	330	361
Landry’s Finance Acquisition Co., Term Loan B, (3-month USD-LIBOR + 12.00%) 13.311% 20231,2,3	230	253
Lennar Corp. 4.50% 2024	40	42
Levi Strauss & Co. 5.00% 2025	452	455
Limited Brands, Inc. 6.625% 2021	495	512
Limited Brands, Inc. 6.875% 20254	245	254
Limited Brands, Inc. 6.875% 2035	346	289
Limited Brands, Inc. 6.75% 2036	495	408
M.D.C. Holdings, Inc. 6.00% 2043	373	393
Macy’s, Inc. 8.375% 20254	820	817
Mattel, Inc. 6.75% 20254	1,104	1,147
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 20222,3	1,231	1,053
Merlin Entertainment 5.75% 20264	792	766
MGM Growth Properties LLC 5.625% 2024	307	320
MGM Growth Properties LLC 4.625% 20254	605	595
MGM Resorts International 7.75% 2022	740	754
MGM Resorts International 6.00% 2023	541	548
MGM Resorts International 5.75% 2025	1,490	1,478
MGM Resorts International 6.75% 2025	280	278
MGM Resorts International 5.50% 2027	541	524
NCL Corp. Ltd. 3.625% 20244	1,975	1,215
NCL Corp. Ltd. 12.25% 20244	140	147
Neiman Marcus Group Ltd. LLC 8.00% 20244,5	3,510	176
Neiman Marcus Group Ltd. LLC 8.75% 20244,5	2,578	129
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)4,5,8	4,954	1,486
Neiman Marcus Group Ltd. LLC, Term Loan, (1-month USD-LIBOR + 12.75%) 14.00% 20201,2,3,7	919	919
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.00% 2023 (12.50% PIK)2,3,5,8	2,474	609
Newell Rubbermaid Inc. 4.875% 2025	445	467
NMG Finco PLC 5.75% 20224	1,175	831
Panther BF Aggregator 2, LP 6.25% 20264	155	161
Panther BF Aggregator 2, LP 8.50% 20274	990	997
Party City Holdings Inc. 6.625% 20264	500	113
PetSmart, Inc. 7.125% 20234	7,039	6,955
PetSmart, Inc. 5.875% 20254	4,091	4,114
PetSmart, Inc. 8.875% 20254	3,941	3,946
PetSmart, Inc., Term Loan B2, (3-month USD-LIBOR + 4.00%) 5.00% 20222,3	1,200	1,188
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 20222,3	2,569	2,516
Royal Caribbean Cruises Ltd. 5.25% 2022	500	389
Royal Caribbean Cruises Ltd. 9.125% 20234	405	402
Royal Caribbean Cruises Ltd. 10.875% 20234	1,075	1,105
Royal Caribbean Cruises Ltd. 11.50% 20254	550	574
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	400	390
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,825	2,752
Sally Holdings LLC and Sally Capital Inc. 8.75% 20254	1,469	1,597
Sands China Ltd. 4.375% 20304	450	470
Scientific Games Corp. 6.625% 2021	115	116
Scientific Games Corp. 5.00% 20254	721	668
Scientific Games Corp. 8.625% 20254	2,275	2,132
Scientific Games Corp. 8.25% 20264	5,279	4,694
Scientific Games Corp. 7.00% 20284	153	123
Scientific Games Corp. 7.25% 20294	845	677

American Funds Insurance Series — High-Income Bond Fund — Page 168 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
ServiceMaster Global Holdings, Inc. 5.125% 20244	$858	$872
Six Flags Entertainment Corp. 4.875% 20244	2,277	2,042
Six Flags Theme Parks Inc. 7.00% 20254	140	145
Staples, Inc. 7.50% 20264	3,870	3,049
Staples, Inc. 10.75% 20274	1,000	612
Stars Group Holdings BV 7.00% 20264	750	792
Station Casinos LLC 4.50% 20284	615	519
The William Carter Company 5.50% 20254	167	173
Vail Resorts, Inc. 6.25% 20254	700	735
VICI Properties LP 4.25% 20264	627	603
VICI Properties LP 4.625% 20294	135	132
VICI Properties LP / VICI Note Co. Inc. 3.50% 20254	447	421
VICI Properties LP / VICI Note Co. Inc. 3.75% 20274	229	216
VICI Properties LP / VICI Note Co. Inc. 4.125% 20304	264	252
Viking Cruises Ltd. 6.25% 20254	140	80
Viking Cruises Ltd. 13.00% 20254	505	535
William Carter Co. 5.625% 20274	294	304
Wyndham Worldwide Corp. 5.375% 20264	660	637
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20234	2,071	1,953
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20274	373	323
Wynn Macau, Ltd. 5.125% 20294	200	195
Wynn Resorts Ltd. 7.75% 20254	1,132	1,145
Wynn Resorts Ltd. 5.125% 20294	534	478
YUM! Brands, Inc. 7.75% 20254	278	300
		98,599
Materials 11.51%
Anglo American Capital PLC 5.625% 20304	310	375
Arconic Corp. 6.00% 20254	810	835
Ardagh Group SA 6.50% 20274,8	939	931
Ardagh Packaging Finance 5.25% 20254	495	509
Ardagh Packaging Finance 6.00% 20254	533	546
Ardagh Packaging Finance 5.25% 20274	425	418
Axalta Coating Systems LLC 4.875% 20244	470	477
Axalta Coating Systems LLC 4.75% 20274	460	464
Berry Plastics Corp. 5.50% 2022	122	123
Blue Cube Spinco Inc. 10.00% 2025	660	688
BWAY Parent Co., Inc. 5.50% 20244	1,619	1,594
Carlyle Group LP 8.75% 20234,8	297	297
Cascades Inc. 5.125% 20264	495	504
Chemours Co. 6.625% 2023	2,158	2,077
Cleveland-Cliffs Inc. 4.875% 20244	3,097	2,922
Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,237
Cleveland-Cliffs Inc. 9.875% 20254	522	549
Cleveland-Cliffs Inc. 6.75% 20264	1,167	1,129
Cleveland-Cliffs Inc. 5.875% 2027	6,060	5,017
Cleveland-Cliffs Inc. 7.00% 20274	297	226
Consolidated Energy Finance SA 6.50% 20264	1,250	1,067
CVR Partners, LP 9.25% 20234	583	573
First Quantum Minerals Ltd. 7.25% 20224	3,229	3,168
First Quantum Minerals Ltd. 7.25% 20234	3,072	2,953
First Quantum Minerals Ltd. 6.50% 20244	611	577
First Quantum Minerals Ltd. 7.50% 20254	8,243	7,906
First Quantum Minerals Ltd. 6.875% 20264	3,076	2,922

American Funds Insurance Series — High-Income Bond Fund — Page 169 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Freeport-McMoRan Inc. 3.875% 2023	$480	$482
Freeport-McMoRan Inc. 4.25% 2030	925	898
Freeport-McMoRan Inc. 5.45% 2043	148	146
FXI Holdings, Inc. 7.875% 20244	3,530	3,047
FXI Holdings, Inc. 12.25% 20264	3,976	3,868
Greif, Inc. 6.50% 20274	478	488
Hexion Inc. 7.875% 20274	2,194	2,002
INEOS Group Holdings SA 5.625% 20244	772	749
LSB Industries, Inc. 9.625% 20234	3,638	3,516
Neon Holdings, Inc. 10.125% 20264	2,060	2,055
Newcrest Finance Pty Ltd. 4.20% 20504	550	616
Nova Chemicals Corp. 4.875% 20244	495	463
Nova Chemicals Corp. 5.25% 20274	1,558	1,371
Novelis Corp. 5.875% 20264	950	951
Novelis Corp. 4.75% 20304	990	948
OCI NV 5.25% 20244	278	268
Olin Corp. 9.50% 20254	965	1,078
Olin Corp. 5.00% 2030	280	248
Owens-Illinois, Inc. 5.00% 20224	60	60
Owens-Illinois, Inc. 5.875% 20234	1,670	1,729
Owens-Illinois, Inc. 6.375% 20254	465	493
Plastipak Holdings, Inc. 6.25% 20254	200	195
Platform Specialty Products Corp. 5.875% 20254	680	689
Ryerson Inc. 11.00% 20224	3,113	3,189
Scotts Miracle-Gro Co. 4.50% 2029	779	804
Sealed Air Corp. 4.875% 20224	660	680
Sealed Air Corp. 5.25% 20234	267	280
Sealed Air Corp. 4.00% 20274	316	317
Silgan Holdings Inc. 4.125% 20284	377	375
Starfruit US Holdco LLC 8.00% 20264	931	956
Summit Materials, Inc. 6.125% 2023	1,621	1,616
Summit Materials, Inc. 6.50% 20274	360	369
Teck Resources Ltd. 3.90% 20304	85	85
TPC Group Inc. 10.50% 20244	678	608
Trivium Packaging BV 5.50% 20264	530	537
Trivium Packaging BV 8.50% 20274	770	825
Tronox Ltd. 5.75% 20254	700	650
Tronox Ltd. 6.50% 20264	1,208	1,132
Valvoline Inc. 4.375% 20254	555	560
Valvoline Inc. 4.25% 20304	353	348
Venator Materials Corp. 5.75% 20254	5,426	3,876
Venator Materials Corp. 9.50% 20254	1,850	1,887
W. R. Grace & Co. 4.875% 20274	1,350	1,374
Warrior Met Coal, Inc. 8.00% 20244	1,400	1,366
		90,278
Industrials 10.51%
ADT Corp. 3.50% 2022	3,465	3,455
Advanced Disposal Services, Inc. 5.625% 20244	1,023	1,065
Aerovias de Mexico, SA de CV 7.00% 20254	267	63
Alaska Air Group, Inc. 4.80% 20274	850	865
Allison Transmission Holdings, Inc. 5.00% 20244	1,573	1,574
ASGN Inc. 4.625% 20284	402	393
Ashtead Group PLC 4.25% 20294	488	489

American Funds Insurance Series — High-Income Bond Fund — Page 170 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Associated Materials, LLC 9.00% 20244	$5,773	$4,970
Avis Budget Group, Inc. 5.50% 2023	531	440
Avis Budget Group, Inc. 6.375% 20244	1,100	907
Avis Budget Group, Inc. 5.25% 20254	437	352
Avis Budget Group, Inc. 10.50% 20254	800	891
Avolon Holdings Funding Ltd. 5.25% 20244	660	603
Beacon Roofing Supply, Inc. 4.875% 20254	685	613
Boeing Co. 4.875% 2025	1,719	1,874
Boeing Co. 5.93% 2060	1,525	1,810
Bohai Financial Investment Holding Co., Ltd. 5.25% 20224	1,600	1,503
Bohai Financial Investment Holding Co., Ltd. 4.50% 20234	1,072	979
Bohai Financial Investment Holding Co., Ltd. 5.125% 20234	660	611
Bohai Financial Investment Holding Co., Ltd. 5.50% 20244	600	549
Bombardier Inc. 7.50% 20244	95	62
Bombardier Inc. 7.50% 20254	1,191	781
Bombardier Inc. 7.875% 20274	448	294
BWX Technologies, Inc. 4.125% 20284	845	846
Cargo Aircraft Management, Inc. 4.75% 20284	518	515
Clean Harbors, Inc. 4.875% 20274	766	788
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—9	—9
Covanta Holding Corp. 5.875% 2024	792	802
Covanta Holding Corp. 5.875% 2025	858	872
Delta Air Lines, Inc. 7.00% 20254	3,195	3,301
Dun & Bradstreet Corp. 6.875% 20264	444	472
Dun & Bradstreet Corp. 10.25% 20274	3,497	3,890
Euramax International, Inc. 12.00% 20204	1,602	1,319
F-Brasile SpA 7.375% 20264	1,563	1,207
GW B-CR Security Corp. 9.50% 20274	295	312
Hardwoods Acquisition Inc. 7.50% 20214	967	353
Harsco Corp. 5.75% 20274	650	653
Hillenbrand Inc. 5.75% 2025	125	130
Howmet Aerospace Inc. 6.875% 2025	1,662	1,807
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,022
JELD-WEN Holding, Inc. 4.875% 20274	1,033	998
JetBlue Airways Corp., Term Loan B, (3-month USD-LIBOR + 5.25%) 5.571% 20242,3	205	201
Kratos Defense & Security Solutions, Inc. 6.50% 20254	1,710	1,780
LABL Escrow Issuer, LLC 10.50% 20274	690	735
LSC Communications, Inc. 8.75% 20234,5	9,960	996
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.25% 20222,3,5	334	33
Moog Inc. 4.25% 20274	125	122
Navistar International Corp. 9.50% 20254	647	696
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20254	750	749
Pisces Parent LLC 8.00% 20264	1,744	1,763
Prime Security Services Borrower, LLC 6.25% 20284	768	726
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,008
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.178% 20242,3	1,330	1,246
Rexnord Corp. 4.875% 20254	1,723	1,737
Sensata Technologies Holding BV 4.875% 20234	125	130
Southwest Airlines Co. 4.75% 2023	750	775
Southwest Airlines Co. 5.25% 2025	1,075	1,135
Spirit AeroSystems, Inc. 7.50% 20254	1,053	1,043
Stericycle, Inc. 5.375% 20244	1,476	1,517
The Brink’s Co. 5.50% 20254	600	613
The Brink’s Co. 4.625% 20274	719	692

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Thyssenkrupp Elevator Technology, Term Loan B, (1-month USD LIBOR + 425%) 4.412% 20272,3	$500	$490
TransDigm Inc. 6.50% 2024	79	76
TransDigm Inc. 8.00% 20254	658	694
TransDigm Inc. 6.25% 20264	158	158
Uber Technologies, Inc. 7.50% 20234	360	365
Uber Technologies, Inc. 8.00% 20264	1,660	1,692
United Airlines Holdings, Inc. 6.50% 20274	4,375	4,397
United Rentals (North America), Inc. 3.875% 2027	129	129
United Rentals, Inc. 4.625% 2025	898	904
United Rentals, Inc. 5.875% 2026	53	56
United Rentals, Inc. 6.50% 2026	205	216
United Rentals, Inc. 5.25% 2030	443	458
Vertical Holdco GMBH 7.625% 20284	450	461
Vertical US Newco Inc. 5.25% 20274	2,350	2,385
Virgin Australia Holdings Ltd. 7.875% 20214	800	139
Wesco Aircraft Holdings, Inc. 8.50% 20244	895	600
Wesco Aircraft Holdings, Inc. 9.00% 20264	1,319	871
WESCO Distribution, Inc. 7.125% 20254	2,040	2,157
WESCO Distribution, Inc. 7.25% 20284	1,945	2,056
Williams Scotsman International, Inc. 6.125% 20254	112	114
XPO Logistics, Inc. 6.75% 20244	198	208
XPO Logistics, Inc. 6.25% 20254	1,575	1,653
		82,406
Energy 9.60%
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 20241,4,5,7	1,934	232
Antero Resources Corp. 5.375% 2024	875	748
Antero Resources Corp. 5.75% 20284	166	132
Ascent Resources - Utica LLC 10.00% 20224	338	289
Ascent Resources - Utica LLC 7.00% 20264	765	492
Blue Racer Midstream LLC and Blue Racer Finance Corp. 6.125% 20224	1,300	1,296
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 20222,3	950	355
Carrizo Oil & Gas Inc. 6.25% 2023	750	286
Cenovus Energy Inc. 3.00% 2022	42	40
Cenovus Energy Inc. 3.80% 2023	47	44
Cenovus Energy Inc. 4.25% 2027	180	163
Centennial Resource Production, LLC 6.875% 20274	465	248
Cheniere Energy Partners, LP 5.625% 2026	396	393
Cheniere Energy Partners, LP 4.50% 20294	583	570
Cheniere Energy, Inc. 7.00% 2024	503	573
Cheniere Energy, Inc. 5.875% 2025	495	556
Cheniere Energy, Inc. 3.70% 20294	220	226
Chesapeake Energy Corp. 4.875% 2022	4,300	150
Chesapeake Energy Corp. 11.50% 20254	2,824	306
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 20242,3	2,627	1,524
CITGO Petroleum Corp 7.00% 20254	500	502
Comstock Resources, Inc. 9.75% 2026	963	904
CONSOL Energy Inc. 5.875% 2022	3,120	3,075
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)4,8	7,414	2,224
Convey Park Energy LLC 7.50% 20254	792	724
CVR Energy, Inc. 5.25% 20254	555	512
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)6	155	108
DCP Midstream Operating LP 4.95% 2022	1,187	1,198
DCP Midstream Operating LP 5.375% 2025	350	348

American Funds Insurance Series — High-Income Bond Fund — Page 172 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Denbury Resources Inc. 9.00% 20214	$1,346	$525
Denbury Resources Inc. 7.75% 20244	100	38
Diamond Offshore Drilling, Inc. 7.875% 2025	508	54
Diamond Offshore Drilling, Inc. 4.875% 20435	1,362	161
Endeavor Energy Resources, LP 6.625% 20254	850	859
Energy Transfer Operating, LP 5.00% 2050	1,018	965
Enviva Partners LP 6.50% 20264	475	495
EQM Midstream Partners, LP 4.75% 2023	400	404
EQM Midstream Partners, LP 4.125% 2026	127	116
EQM Midstream Partners, LP 6.50% 20274	2,285	2,346
EQM Midstream Partners, LP 5.50% 2028	1,171	1,118
EQT Corp. 7.00% 2030	350	361
Extraction Oil & Gas, Inc. 5.625% 20264	1,575	309
Genesis Energy, LP 6.50% 2025	2,075	1,781
Hess Midstream Partners LP 5.625% 20264	391	388
Hess Midstream Partners LP 5.125% 20284	687	662
Illuminate Buyer LLC / Illuminate Holdings IV Inc. 9.00% 20284	500	522
Jonah Energy LLC 7.25% 20254	2,200	291
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 4.30% 20241,2,3,7	450	449
Matador Resources Co. 5.875% 2026	315	234
MPLX LP 5.50% 2049	417	474
Murphy Oil Corp. 6.875% 2024	1,000	938
Murphy Oil Corp. 5.875% 2027	219	193
Nabors Industries Inc. 5.75% 2025	355	145
Nabors Industries Ltd. 7.25% 20264	405	250
NGL Energy Partners LP 7.50% 2023	767	639
NGL Energy Partners LP 6.125% 2025	3,179	2,412
NuStar Logistics, LP 4.80% 2020	44	44
NuStar Logistics, LP 6.75% 20214	109	109
NuStar Logistics, LP 6.00% 2026	686	673
Oasis Petroleum Inc. 6.875% 2022	2,587	435
Oasis Petroleum Inc. 6.25% 20264	759	128
Occidental Petroleum Corp. 2.60% 2021	263	258
Occidental Petroleum Corp. 4.10% 2021	31	31
Occidental Petroleum Corp. 2.70% 2022	912	851
Occidental Petroleum Corp. 3.125% 2022	84	81
Occidental Petroleum Corp. 2.70% 2023	569	521
Occidental Petroleum Corp. 2.90% 2024	1,243	1,065
Occidental Petroleum Corp. 8.00% 2025	1,160	1,167
Occidental Petroleum Corp. 4.20% 2048	165	112
ONEOK, Inc. 5.85% 2026	273	312
ONEOK, Inc. 4.95% 2047	23	22
ONEOK, Inc. 5.20% 2048	282	281
ONEOK, Inc. 7.15% 2051	83	101
Parsley Energy, Inc. 5.25% 20254	150	145
PBF Holding Company LLC 9.25% 20254	600	642
PBF Holding Company LLC 6.00% 20284	371	309
PDC Energy Inc. 5.75% 2026	1,100	1,004
Peabody Energy Corp. 6.00% 20224	1,588	1,037
Peabody Energy Corp. 6.375% 20254	100	53
Petrobras Global Finance Co. 5.299% 2025	307	320
Petrobras Global Finance Co. 5.60% 2031	250	251
Petrobras Global Finance Co. 6.90% 2049	375	396
Petrobras Global Finance Co. 6.75% 2050	850	876

American Funds Insurance Series — High-Income Bond Fund — Page 173 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.49% 20274	$120	$110
Petróleos Mexicanos 5.35% 2028	449	378
Petróleos Mexicanos 6.375% 2045	210	157
Petróleos Mexicanos 6.35% 2048	108	80
Petróleos Mexicanos 7.69% 20504	251	209
Plains All American Pipeline, LP 3.80% 2030	60	59
QEP Resources, Inc. 5.25% 2023	110	73
QEP Resources, Inc. 5.625% 2026	760	485
Range Resources Corp. 4.875% 2025	472	356
Rockies Express Pipeline LLC 4.95% 20294	1,000	935
Sabine Pass Liquefaction, LLC 4.50% 20304	726	803
Sanchez Energy Corp. 7.25% 20234	739	13
SM Energy Co. 6.125% 2022	245	180
SM Energy Co. 5.00% 2024	250	136
SM Energy Co. 5.625% 2025	676	361
SM Energy Co. 6.625% 2027	290	143
Southwestern Energy Co. 6.20% 2025 (6.45% on 7/23/2020)6	745	640
Southwestern Energy Co. 7.50% 2026	253	222
Southwestern Energy Co. 7.75% 2027	72	63
Sunoco LP 4.875% 2023	2,063	2,040
Sunoco LP 5.50% 2026	263	256
Sunoco LP 6.00% 2027	256	254
Tallgrass Energy Partners, LP 5.50% 20244	1,000	906
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 20241,2,3,7	11	6
Targa Resources Partners LP 6.75% 2024	247	247
Targa Resources Partners LP 5.875% 2026	321	319
Targa Resources Partners LP 6.50% 2027	133	134
Targa Resources Partners LP 6.875% 2029	332	349
Targa Resources Partners LP 5.50% 20304	477	461
Teekay Corp. 9.25% 20224	3,108	2,995
Teekay Offshore Partners LP 8.50% 20234	2,009	1,773
Transocean Guardian Ltd. 5.875% 20244	923	816
Transocean Inc. 8.375% 20216	1,592	1,130
Transocean Inc. 6.125% 20254	2,008	1,767
Transocean Poseidon Ltd. 6.875% 20274	655	567
Transocean Sentry Ltd. 5.375% 20234	846	728
USA Compression Partners, LP 6.875% 2026	264	256
USA Compression Partners, LP 6.875% 2027	247	235
Valaris PLC 7.75% 2026	1,000	78
Vine Oil & Gas LP 8.75% 20234	2,042	1,246
Viper Energy Partners LP 5.375% 20274	770	757
Weatherford International PLC 11.00% 20244	4,211	2,948
Western Gas Partners LP 4.50% 2028	993	938
Western Midstream Operating, LP 5.25% 2050	500	436
Whiting Petroleum Corp. 6.625% 2026	775	139
WPX Energy, Inc. 5.75% 2026	297	289
WPX Energy, Inc. 5.875% 2028	620	595
WPX Energy, Inc. 4.50% 2030	759	672
		75,311
Financials 6.60%
Advisor Group Holdings, LLC 6.25% 20284	1,041	971
AerCap Holdings NV 4.50% 2023	675	676
AG Merger Sub II, Inc. 10.75% 20274	1,862	1,830

American Funds Insurance Series — High-Income Bond Fund — Page 174 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 6.75% 20274	$1,153	$1,151
Ally Financial Inc. 8.00% 2031	642	830
Ally Financial Inc. 8.00% 2031	63	80
American International Group, Inc. 4.375% 2050	300	345
AmWINS Group, Inc. 7.75% 20264	261	275
AssuredPartners, Inc. 7.00% 20254	498	500
AssuredPartners, Inc. 8.00% 20274	1,128	1,165
Athene Holding Ltd. 6.15% 2030	300	346
CIT Group Inc. 4.125% 2021	950	954
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)6	635	622
CIT Group Inc. 5.25% 2025	105	109
Compass Diversified Holdings 8.00% 20264	3,394	3,464
Credit Acceptance Corp. 5.125% 20244	765	741
Fairstone Financial Inc. 7.875% 20244	1,508	1,482
FS Energy and Power Fund 7.50% 20234	3,999	3,420
General Motors Acceptance Corp. 7.50% 2020	750	757
goeasy Ltd. 5.375% 20244	168	163
HUB International Ltd. 7.00% 20264	2,625	2,628
Icahn Enterprises Finance Corp. 6.25% 2022	2,334	2,345
Icahn Enterprises Finance Corp. 5.25% 2027	452	438
Iris Merger Sub 2019 Inc. 9.375% 20284	874	859
Ladder Capital Corp. 4.25% 20274	1,104	886
LPL Financial Holdings Inc. 4.625% 20274	1,209	1,198
MSCI Inc. 5.375% 20274	320	341
MSCI Inc. 4.00% 20294	447	457
MSCI Inc. 3.625% 20304	66	66
MSCI Inc. 3.875% 20314	2,750	2,810
Navient Corp. 6.50% 2022	3,533	3,482
Navient Corp. 5.50% 2023	2,696	2,593
Navient Corp. 5.875% 2024	500	471
Navient Corp. 6.125% 2024	417	397
Navient Corp. 5.00% 2027	2,523	2,125
Navient Corp. 5.625% 2033	228	176
NMI Holdings Inc. 7.375% 20254	440	461
OneMain Holdings, Inc. 7.125% 2026	685	710
Owl Rock Capital Corp. 4.625% 20244	750	741
Owl Rock Capital Corp. 3.75% 2025	900	881
Rede D’Or Finance SARL 4.50% 20304	502	444
Springleaf Finance Corp. 8.25% 2020	450	465
Springleaf Finance Corp. 6.125% 2024	2,042	2,079
Springleaf Finance Corp. 6.625% 2028	190	188
Springleaf Finance Corp. 5.375% 2029	183	173
Starwood Property Trust, Inc. 3.625% 2021	325	320
Starwood Property Trust, Inc. 5.00% 2021	2,371	2,307
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.072% 20262,3	1,876	1,244
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 9.00%) 10.072% 20272,3	512	151
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)4,6	425	429
		51,746
Information technology 6.11%
Alcatel-Lucent USA Inc. 6.45% 2029	1,080	1,112
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 20252,3	3,924	3,425
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 20252,3	1,158	1,161
Banff Merger Sub Inc. 9.75% 20264	1,829	1,845

American Funds Insurance Series — High-Income Bond Fund — Page 175 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
BMC Software, Inc. 7.125% 20254	$860	$905
BMC Software, Inc. 9.125% 20264	595	618
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 4.25%) 4.428% 20252,3	374	355
Broadcom Inc. 4.75% 20294	66	75
Broadcom Inc. 5.00% 20304	326	375
CDW Corp. 5.00% 2025	1,150	1,186
CommScope Finance LLC 5.50% 20244	245	248
CommScope Finance LLC 6.00% 20264	833	856
CommScope Technologies LLC 5.50% 20244	200	204
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 9.438% 20222,3	1,900	1,908
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 20232,3	650	619
Diebold, Inc. 8.50% 2024	1,777	1,415
Financial & Risk US Holdings, Inc. 6.25% 20264	602	640
Financial & Risk US Holdings, Inc. 8.25% 20264	601	651
Gartner, Inc. 4.50% 20284	2,000	2,028
Genesys Telecommunications Laboratories, Inc. 10.00% 20244	3,341	3,483
GoDaddy Operating Co. 5.25% 20274	242	247
Informatica Corp., Term Loan, 7.50% 20252	288	289
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 8.572% 20252,3	448	429
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 20242,3	6,753	6,757
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.934% 20242,3	1,154	1,125
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 9.50% 20252,3	490	488
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 7.428% 20252,3	736	662
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 20232,3	1,223	1,140
Open Text Corp. 3.875% 20284	396	382
Open Text Corp. 4.125% 20304	445	438
Presidio Holdings Inc. 8.25% 20284	360	361
PTC Inc. 3.625% 20254	705	701
Sabre Holdings Corp. 5.25% 20234	83	77
Sabre Holdings Corp. 5.375% 20234	983	920
Sabre Holdings Corp. 9.25% 20254	521	551
Solera Holdings, Inc. 10.50% 20244	726	742
Tempo Acquisition LLC 6.75% 20254	1,072	1,089
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 4.00%) 4.305% 20262,3	575	569
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.055% 20272,3	1,325	1,351
VeriSign, Inc. 4.625% 2023	429	433
VeriSign, Inc. 5.25% 2025	132	147
Veritas Holdings Ltd. 7.50% 20234	2,368	2,341
Veritas Holdings Ltd. 10.50% 20244	1,425	1,281
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 20232,3	896	831
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 7.428% 20262,3	960	953
ViaSat, Inc. 5.625% 20274	175	180
Xerox Corp. 4.125% 2023	314	315
		47,908
Real estate 3.32%
Brookfield Property REIT Inc. 5.75% 20264	2,789	2,363
Communications Sales & Leasing, Inc. 6.00% 20234	625	611
Diversified Healthcare Trust 4.75% 2024	275	248
Diversified Healthcare Trust 9.75% 2025	1,125	1,210
Equinix, Inc. 5.875% 2026	379	400
Hospitality Properties Trust 7.50% 2025	153	161
Howard Hughes Corp. 5.375% 20254	2,368	2,211

American Funds Insurance Series — High-Income Bond Fund — Page 176 of 207

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 5.75% 2024	$3,027	$3,065
Iron Mountain Inc. 4.875% 20274	1,211	1,183
Iron Mountain Inc. 5.00% 20284	617	604
Iron Mountain Inc. 5.25% 20284	1,214	1,211
Iron Mountain Inc. 5.25% 20304	2,955	2,903
Medical Properties Trust, Inc. 5.00% 2027	1,333	1,374
Park Hotels & Resorts Inc. 7.50% 20254	875	899
Realogy Corp. 5.25% 20214	2,004	2,032
Realogy Corp. 4.875% 20234	1,972	1,850
Realogy Corp. 9.375% 20274	1,860	1,741
Realogy Group LLC 7.625% 20254	690	690
SBA Communications Corp. 4.00% 2022	667	676
SBA Communications Corp. 3.875% 20274	598	596
		26,028
Utilities 2.87%
AES Corp. 5.50% 2025	1,248	1,285
AES Corp. 6.00% 2026	793	831
AES Corp. 3.95% 20304	1,075	1,102
AmeriGas Partners, LP 5.50% 2025	369	381
AmeriGas Partners, LP 5.75% 2027	297	315
Calpine Corp. 5.75% 2025	198	201
Calpine Corp. 5.25% 20264	143	145
Calpine Corp. 5.125% 20284	518	507
Clearway Energy Operating LLC 4.75% 20284	350	357
DPL Inc. 4.125% 20254	980	983
DPL Inc. 4.35% 2029	575	583
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)6	1,155	1,251
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)4,6	1,050	1,196
NextEra Energy Partners, LP 4.25% 20244	122	124
NextEra Energy Partners, LP 3.875% 20264	92	92
NGL Energy Partners LP 7.50% 2026	1,492	1,137
NRG Energy, Inc. 7.25% 2026	328	347
Pacific Gas and Electric Co. 2.45% 20225	405	443
Pacific Gas and Electric Co. 3.25% 2023	270	294
Pacific Gas and Electric Co. 2.50% 2031	575	564
Pacific Gas and Electric Co. 6.05% 20345	945	1,128
Pacific Gas and Electric Co. 3.50% 2050	575	557
PG&E Corp. 5.00% 2028	1,230	1,228
PG&E Corp. 5.25% 2030	675	680
PG&E Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.806% 20252,3	510	504
Talen Energy Supply, LLC 10.50% 20264	3,248	2,575
Talen Energy Supply, LLC 7.25% 20274	2,123	2,116
Talen Energy Supply, LLC 7.625% 20284	1,340	1,342
Vistra Operations Co. LLC 3.55% 20244	231	239
		22,507
Consumer staples 2.44%
Albertsons Companies LLC 3.50% 20234	500	507
Albertsons Companies LLC 6.625% 2024	79	81
B&G Foods, Inc. 5.25% 2025	612	617
B&G Foods, Inc. 5.25% 2027	228	229

American Funds Insurance Series — High-Income Bond Fund — Page 177 of 207

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CD&R Smokey Buyer, Inc. 6.75% 20254	$145	$151
Darling Ingredients Inc. 5.25% 20274	122	126
Edgewell Personal Care Co. 5.50% 20284	995	1,025
Energizer Holdings, Inc. 6.375% 20264	1,308	1,356
Energizer Holdings, Inc. 7.75% 20274	286	306
Energizer SpinCo, Inc. 5.50% 20254	412	420
H.J. Heinz Co. 3.875% 20274	725	759
H.J. Heinz Co. 4.25% 20314	771	819
H.J. Heinz Co. 5.50% 20504	971	1,039
Herbalife Nutrition Ltd. 7.875% 20254	365	377
Kraft Heinz Co. 3.95% 2025	580	620
Kraft Heinz Co. 4.375% 2046	781	769
Lamb Weston Holdings, Inc. 4.625% 20244	561	583
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 5.322% 20262,3	2,701	2,591
Post Holdings, Inc. 5.00% 20264	1,958	1,969
Post Holdings, Inc. 5.625% 20284	569	590
Post Holdings, Inc. 5.50% 20294	166	172
Post Holdings, Inc. 4.625% 20304	1,925	1,893
Prestige Brands International Inc. 6.375% 20244	260	268
Prestige Brands International Inc. 5.125% 20284	103	102
Spectrum Brands Inc. 5.75% 2025	528	543
TreeHouse Foods, Inc. 6.00% 20244	1,188	1,215
		19,127
Total corporate bonds & notes		723,620
Bonds & notes of governments & government agencies outside the U.S. 0.02%
Honduras (Republic of) 5.625% 20304	190	194
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
Total bonds, notes & other debt instruments (cost: $783,720,000)		723,819
Convertible bonds & notes 0.63% Consumer discretionary 0.21%
Burlington Stores, Inc., convertible notes, 2.25% 20254	390	445
Dick’s Sporting Goods Inc., convertible notes, 3.25% 20254	355	493
Penn National Gaming, Inc., convertibles notes, 2.75% 2026	240	361
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 20234	350	327
		1,626
Communication services 0.20%
DISH DBS Corp., convertible notes, 3.375% 2026	635	585
Gogo Inc., convertible notes, 6.00% 2022	422	297
Live Nation Entertainment, Inc., convertible notes, 2.50% 2023	325	330
Live Nation Entertainment, Inc., convertible notes, 2.125% 20254	430	370
		1,582

American Funds Insurance Series — High-Income Bond Fund — Page 178 of 207

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Convertible bonds & notes (continued) Energy 0.08%	Principal amount (000)	Value (000)
CNX Resources Corp., convertibles notes, 2.25% 20264	$240	$222
EQT Corp., convertible notes, 1.75% 20264	380	395
		617
Industrials 0.08%
Southwest Airlines Co., convertibles notes, 1.25% 2025	500	603
Information technology 0.06%
Sabre Holdings Corp., convertible notes, 4.00% 20254	390	499
Total convertible bonds & notes (cost: $4,765,000)		4,927
Convertible stocks 0.50% Utilities 0.15%	Shares
Essential Utilities, Inc., convertible preferred units, 6.00% 2022	8,600	486
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	8,000	387
PG&E Corp., convertible preferred units, 5.50% 202310	3,350	322
		1,195
Real estate 0.10%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	500	743
Industrials 0.07%
Associated Materials, LLC, convertible preferred shares, 14.00% 20201,7	4,850	549
Information technology 0.07%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	450	502
Health care 0.06%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	291	313
Becton, Dickinson and Co., Series B, convertible preferred shares, 6.00% 2023	3,200	170
		483
Financials 0.05%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20234	411	420
Total convertible stocks (cost: $7,788,000)		3,892
Preferred securities 0.23% Consumer discretionary 0.23%
Neiman Marcus Group Ltd. LLC, preferred shares4,10	2,470,906	1,789
Total preferred securities (cost: $1,655,000)		1,789

American Funds Insurance Series — High-Income Bond Fund — Page 179 of 207

unaudited

Common stocks 1.88% Health care 1.28%	Shares	Value (000)
Rotech Healthcare Inc.1,7,10,11	201,793	$9,686
Advanz Pharma Corp. Ltd.10,11	80,350	245
Advanz Pharma Corp. Ltd.10	29,584	90
		10,021
Energy 0.32%
Ascent Resources - Utica, LLC, Class A1,7,10,11	6,297,894	1,260
Tribune Resources, LLC1,7,10	1,006,339	644
Weatherford International10	156,870	309
McDermott International, Inc.1,7	107,876	303
McDermott International, Inc.10	3,370	—9
Mesquite Energy, Inc.1,7	3,557	27
Tapstone Energy, LLC1,4,7,10	14,603	—9
Sable Permian Resources, LLC, units1,7,10	15,816,020	—9
		2,543
Materials 0.11%
Hexion Holdings Corp., Class B10	74,701	504
First Quantum Minerals Ltd.	44,800	357
		861
Information technology 0.08%
MoneyGram International, Inc.10	145,000	465
Diebold Nixdorf, Inc.10	32,000	194
		659
Consumer discretionary 0.07%
Chewy, Inc., Class A10	11,600	519
Communication services 0.02%
iHeartMedia, Inc., Class A10	22,639	189
Adelphia Recovery Trust, Series Arahova1,7,10	388,601	2
Adelphia Recovery Trust, Series ACC-11,7,10	449,306	—9
		191
Total common stocks (cost: $21,518,000)		14,794
Rights & warrants 0.02% Energy 0.02%
McDermott International, Inc., warrants, expire 20271,7	183,977	144
Ultra Petroleum Corp., warrants, expire 202510	80,710	3
Tribune Resources, LLC, Class A, warrants, expire 20231,7,10	336,564	—9
Tribune Resources, LLC, Class B, warrants, expire 20231,7,10	261,772	—9
Tribune Resources, LLC, Class C, warrants, expire 20231,7,10	247,225	—9
		147
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20231,7,10	68,899	—9
Total rights & warrants (cost: $216,000)		147

American Funds Insurance Series — High-Income Bond Fund — Page 180 of 207

unaudited

Short-term securities 4.84% Money market investments 4.84%	Shares	Value (000)
Capital Group Central Cash Fund 0.18%12	379,651	$37,969
Total short-term securities (cost: $37,962,000)		37,969
Total investment securities 100.39% (cost: $857,624,000)		787,337
Other assets less liabilities (0.39)%		(3,086)
Net assets 100.00%		$784,251

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$12,160	$84	$(235)	$319

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $21,408,000, which represented 2.73% of the net assets of the fund.
2	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $51,618,000, which represented 6.58% of the net assets of the fund.
3	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $464,508,000, which represented 59.23% of the net assets of the fund.
5	Scheduled interest and/or principal payment was not received.
6	Step bond; coupon rate may change at a later date.
7	Value determined using significant unobservable inputs.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Amount less than one thousand.
10	Security did not produce income during the last 12 months.
11	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
12	Rate represents the seven-day yield at 6/30/2020.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$9,686	1.24%
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,260.16
Advanz Pharma Corp. Ltd.	8/31/2018	1,017	245.03
Total private placement securities		$ 5,650	$ 11,191	1.43%

Key to abbreviations and symbol
Auth. = Authority
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars

American Funds Insurance Series — High-Income Bond Fund — Page 181 of 207

American Funds Mortgage Fund®

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 96.81% Mortgage-backed obligations 91.85% Federal agency mortgage-backed obligations 87.49%	Principal amount (000)	Value (000)
Fannie Mae Pool #AS7638 2.50% 20311	$1,344	$1,410
Fannie Mae Pool #695412 5.00% 20331	—2	—2
Fannie Mae Pool #AD3566 5.00% 20351	2	2
Fannie Mae Pool #MA2856 4.00% 20361	370	398
Fannie Mae Pool #256583 5.00% 20361,3	36	38
Fannie Mae Pool #889101 3.26% 20381,4	39	41
Fannie Mae Pool #964279 4.094% 20381,4	33	33
Fannie Mae Pool #964708 4.64% 20381,4	4	4
Fannie Mae Pool #AC0794 5.00% 20391	10	11
Fannie Mae Pool #931768 5.00% 20391	2	2
Fannie Mae Pool #AL9335 3.872% 20401,4	1,629	1,711
Fannie Mae Pool #932606 5.00% 20401	5	6
Fannie Mae Pool #AL9327 3.406% 20411,4	1,450	1,526
Fannie Mae Pool #AL9326 3.743% 20411,4	2,055	2,163
Fannie Mae Pool #AJ1873 4.00% 20411	9	9
Fannie Mae Pool #AE1248 5.00% 20411	13	14
Fannie Mae Pool #AE1274 5.00% 20411	10	11
Fannie Mae Pool #AE1277 5.00% 20411	5	6
Fannie Mae Pool #AE1283 5.00% 20411	3	4
Fannie Mae Pool #AP7553 3.00% 20421	534	572
Fannie Mae Pool #AE1290 5.00% 20421	8	9
Fannie Mae Pool #AL3829 3.50% 20431	75	82
Fannie Mae Pool #AT7161 3.50% 20431	35	38
Fannie Mae Pool #AR1512 3.50% 20431	15	17
Fannie Mae Pool #AT0412 3.50% 20431	8	9
Fannie Mae Pool #AT3954 3.50% 20431	5	5
Fannie Mae Pool #AT0300 3.50% 20431	3	3
Fannie Mae Pool #AX8521 3.50% 20441	7	8
Fannie Mae Pool #AY1829 3.50% 20441	5	6
Fannie Mae Pool #AW8240 3.50% 20441	1	1
Fannie Mae Pool #BE5017 3.50% 20451	43	46
Fannie Mae Pool #BE5009 3.50% 20451	40	43
Fannie Mae Pool #BE8740 3.50% 20471	39	42
Fannie Mae Pool #BE8742 3.50% 20471	11	12
Fannie Mae Pool #BH2848 3.50% 20471	7	7
Fannie Mae Pool #BH2847 3.50% 20471	5	6
Fannie Mae Pool #BH2846 3.50% 20471	5	6
Fannie Mae Pool #BJ5015 4.00% 20471	99	109
Fannie Mae Pool #BH3122 4.00% 20471	3	3
Fannie Mae Pool #BM4488 3.411% 20481,4	1,332	1,389
Fannie Mae Pool #BJ4901 3.50% 20481	23	25
Fannie Mae Pool #CA2850 4.00% 20481	109	122
Fannie Mae Pool #BK6840 4.00% 20481	65	71
Fannie Mae Pool #BK5232 4.00% 20481	45	49
Fannie Mae Pool #BK9743 4.00% 20481	18	20

American Funds Insurance Series — American Funds Mortgage Fund — Page 182 of 207

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2804 4.50% 20481	$2,992	$3,216
Fannie Mae Pool #BK7665 4.50% 20481	438	487
Fannie Mae Pool #BK0951 4.50% 20481	322	359
Fannie Mae Pool #BK9761 4.50% 20481	24	27
Fannie Mae Pool #CA4867 3.00% 20491,3	4,891	5,271
Fannie Mae Pool #CA4151 3.50% 20491	351	387
Fannie Mae Pool #FM1062 3.50% 20491	338	370
Fannie Mae Pool #FM1443 3.50% 20491	284	310
Fannie Mae Pool #BJ8411 3.50% 20491	81	88
Fannie Mae Pool #BJ8402 3.55% 20491,4	226	237
Fannie Mae Pool #CA5496 3.00% 20501	9,932	10,744
Freddie Mac Pool #A18781 5.00% 20341,3	1,004	1,151
Freddie Mac Pool #C91883 4.00% 20361	3,627	3,908
Freddie Mac Pool #840222 4.048% 20401,4	387	408
Freddie Mac Pool #Q18236 3.50% 20431	33	36
Freddie Mac Pool #Q19133 3.50% 20431	20	22
Freddie Mac Pool #Q17696 3.50% 20431	19	20
Freddie Mac Pool #Q15874 4.00% 20431	2	2
Freddie Mac Pool #Q28558 3.50% 20441	106	116
Freddie Mac Pool #760012 3.104% 20451,4	122	128
Freddie Mac Pool #760013 3.189% 20451,4	80	83
Freddie Mac Pool #760014 3.48% 20451,4	1,177	1,223
Freddie Mac Pool #760015 3.184% 20471,4	187	193
Freddie Mac Pool #Q52069 3.50% 20471	59	64
Freddie Mac Pool #Q51622 3.50% 20471	45	49
Freddie Mac Pool #Q47615 3.50% 20471	38	41
Freddie Mac Pool #Q55056 3.50% 20481	74	79
Freddie Mac Pool #Q54709 3.50% 20481	40	44
Freddie Mac Pool #Q54701 3.50% 20481	38	42
Freddie Mac Pool #Q54782 3.50% 20481	36	39
Freddie Mac Pool #Q54781 3.50% 20481	33	36
Freddie Mac Pool #Q56591 3.50% 20481	29	31
Freddie Mac Pool #Q54700 3.50% 20481	29	31
Freddie Mac Pool #Q55060 3.50% 20481	23	25
Freddie Mac Pool #Q56590 3.50% 20481	21	23
Freddie Mac Pool #Q56589 3.50% 20481	18	20
Freddie Mac Pool #Q54698 3.50% 20481	16	17
Freddie Mac Pool #Q54699 3.50% 20481	14	16
Freddie Mac Pool #Q54831 3.50% 20481	11	12
Freddie Mac Pool #G67711 4.00% 20481	528	584
Freddie Mac Pool #Q56599 4.00% 20481	72	80
Freddie Mac Pool #Q56175 4.00% 20481	47	52
Freddie Mac Pool #Q55971 4.00% 20481	43	48
Freddie Mac Pool #Q55970 4.00% 20481	21	23
Freddie Mac Pool #Q58411 4.50% 20481	146	163
Freddie Mac Pool #Q58436 4.50% 20481	58	66
Freddie Mac Pool #Q58378 4.50% 20481	57	62
Freddie Mac Pool #Q57242 4.50% 20481	43	46
Freddie Mac Pool #RA1339 3.00% 20491	3,720	3,952
Freddie Mac Pool #RA1580 3.50% 20491	240	264
Freddie Mac Pool #RA1463 3.50% 20491	237	261
Freddie Mac Pool #QA0284 3.50% 20491	161	176
Freddie Mac Pool #QA2748 3.50% 20491	32	35
Freddie Mac Pool #QA8936 3.00% 20501	7,973	8,494

American Funds Insurance Series — American Funds Mortgage Fund — Page 183 of 207

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7514 3.50% 20501,3	$12,796	$13,739
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 20231	1,746	1,861
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 20231	4,722	5,060
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 20281,4	900	1,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 20561,4	1,387	1,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	1,362	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20561,4	1,159	1,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 20561	147	164
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 20571	772	850
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20571,4	5,099	5,608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	3,008	3,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	2,256	2,547
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	1,210	1,369
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 20581	45	51
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20581	30	34
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20281	6,352	6,935
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20281	1,762	1,910
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20291	1,891	1,997
Government National Mortgage Assn. 3.75% 20341	1,074	1,148
Government National Mortgage Assn. 3.75% 20381	675	724
Government National Mortgage Assn. 3.75% 20391	776	832
Government National Mortgage Assn. 4.50% 20411	29	31
Government National Mortgage Assn. 3.50% 20421	145	153
Government National Mortgage Assn. 3.50% 20431	97	103
Government National Mortgage Assn. 4.25% 20441	1,551	1,718
Government National Mortgage Assn. 4.00% 20461	580	607
Government National Mortgage Assn. 2.50% 20501,5	5,000	5,251
Government National Mortgage Assn. 2.50% 20501,5	3,500	3,668
Government National Mortgage Assn. 4.50% 20501,5	926	989
Government National Mortgage Assn. Pool #004410 4.00% 20391	315	325
Government National Mortgage Assn. Pool #783690 6.00% 20391	157	179
Government National Mortgage Assn. Pool #004823 4.00% 20401	365	377
Government National Mortgage Assn. Pool #005104 5.00% 20411	560	613
Government National Mortgage Assn. Pool #005165 6.50% 20411	147	169
Government National Mortgage Assn. Pool #AA5326 3.50% 20421	248	256
Government National Mortgage Assn. Pool #MA0366 3.50% 20421	213	219
Government National Mortgage Assn. Pool #AA7301 3.50% 20431	1,515	1,624
Government National Mortgage Assn. Pool #AD7278 3.50% 20431	1,196	1,282
Government National Mortgage Assn. Pool #AF0398 3.50% 20431	868	930
Government National Mortgage Assn. Pool #AF0140 3.50% 20431	698	746
Government National Mortgage Assn. Pool #MA1411 3.50% 20431	240	247
Government National Mortgage Assn. Pool #AH5882 3.75% 20441	539	575
Government National Mortgage Assn. Pool #MA6040 4.00% 20491	69	73
Government National Mortgage Assn. Pool #MA5877 4.50% 20491	1,073	1,147
Government National Mortgage Assn. Pool #MA6092 4.50% 20491	462	493
Government National Mortgage Assn. Pool #MA6542 3.50% 20501	40	42
Government National Mortgage Assn. Pool #AO0409 4.516% 20651	256	277
Government National Mortgage Assn. Pool #AO0461 4.527% 20651	137	149
Government National Mortgage Assn. Pool #AN1825 4.537% 20651	444	481
Government National Mortgage Assn. Pool #AO0385 4.496% 20661	886	980
Government National Mortgage Assn. Pool #725897 5.20% 20661	6	6
Uniform Mortgage-Backed Security 2.00% 20351,5	41,500	42,858
Uniform Mortgage-Backed Security 2.50% 20351,5	11,500	12,019
Uniform Mortgage-Backed Security 3.00% 20351,5	41,432	43,543

American Funds Insurance Series — American Funds Mortgage Fund — Page 184 of 207

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 20501,5	$1,000	$1,038
Uniform Mortgage-Backed Security 3.00% 20501,5	1,406	1,480
Uniform Mortgage-Backed Security 3.50% 20501,5	12,585	13,237
Uniform Mortgage-Backed Security 4.00% 20501,5	88	93
Uniform Mortgage-Backed Security 4.50% 20501,5	5,250	5,642
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20351	212	218
		250,952
Collateralized mortgage-backed obligations (privately originated) 4.36%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,4,6	566	584
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20291,4,6	266	267
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 20301,4,6	999	1,008
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 20301,4,6	243	246
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20301,4,6	574	579
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20491,6	334	333
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 20291,4,6	586	589
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20501,4,6	684	700
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.935% 20521,4,6	750	748
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 20621,4,6	67	70
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 20221,4,6	1,300	1,303
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.177% 20221,4,6	500	502
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20281,4,6	114	115
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20281,4,6	201	201
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 20291,4,6	335	337
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20291,4,6	483	486
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20491,4,6	413	429
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 20281,4,6	91	91
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20631,4,6	913	909
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 20601,4,6	515	516
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.32% 20511,4,6,7	750	750
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,4,6	532	543
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.785% 20571,4,6	39	39
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 20571,4,6	204	212
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,4,6	138	142
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 20571,4,6	106	109
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,4,6	460	463
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20581,4,6	215	227
		12,498
Total mortgage-backed obligations		263,450
U.S. Treasury bonds & notes 4.07% U.S. Treasury 2.95%
U.S. Treasury 0.125% 2023	3,500	3,496
U.S. Treasury 1.25% 2050	5,155	4,950
		8,446

American Funds Insurance Series — American Funds Mortgage Fund — Page 185 of 207

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.12%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 20418	$129	$192
U.S. Treasury Inflation-Protected Security 0.75% 20423,8	2,523	3,029
		3,221
Total U.S. Treasury bonds & notes		11,667
Asset-backed obligations 0.89%
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.505% 20251,4	210	211
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20221,6	119	120
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20241	1,000	1,016
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.245% 20231,4	167	168
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 20241	74	76
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20601,4,6	135	137
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.105% 20271,4,6	663	657
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 20251,4,6	177	176
		2,561
Total bonds, notes & other debt instruments (cost: $271,718,000)		277,678
Short-term securities 47.13% Commercial paper 24.85%
Apple Inc. 0.12% due 7/8/20206	8,000	8,000
Simon Property Group, LP 0.15% due 7/23/20206	8,000	8,000
Merck & Co. Inc. 0.20% due 8/27/20206	8,000	7,998
Emerson Electric Co. 0.10%-0.15% due 7/6/2020-8/11/20206	8,000	7,997
Chariot Funding, LLC 0.25% due 9/25/20206	7,000	6,998
Eli Lilly and Co. 0.12% due 8/4/20206	7,000	6,996
Coca-Cola Co. 0.18% due 11/20/20206	6,850	6,845
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Pfizer Inc. 0.21% due 10/16/20206	5,000	4,997
ExxonMobil Corp. 0.26% due 9/25/2020	3,450	3,449
Nordea Bank AB 0.05% due 7/1/20206	3,000	3,000
Paccar Financial Corp. 0.12% due 7/9/2020	2,000	2,000
		71,280
Federal agency discount notes 16.00%
Federal Home Loan Bank 0.11%-0.12% due 7/20/2020-8/21/2020	20,800	20,797
Federal Farm Credit Banks 0.12%-0.20% due 7/10/2020-11/6/2020	15,000	14,995
Tennessee Valley Authority 0.11% due 7/15/2020	10,100	10,099
		45,891
U.S. Treasury bills 6.28%
U.S. Treasury Bills 0.08%-0.10% due 7/2/2020-7/21/2020	18,000	17,999
Total short-term securities (cost: $135,172,000)		135,170
Total investment securities 143.94% (cost: $406,890,000)		412,848
Other assets less liabilities (43.94)%		(126,023)
Net assets 100.00%		$286,825

American Funds Insurance Series — American Funds Mortgage Fund — Page 186 of 207

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 6/30/202010 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	207	September 2020	$(51,750)	$(51,613)	$(18)
90 Day Euro Dollar Futures	Short	123	March 2021	(30,750)	(30,689)	(6)
5 Year U.S. Treasury Note Futures	Long	226	October 2020	22,600	28,418	66
10 Year U.S. Treasury Note Futures	Long	1	September 2020	100	139	1
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2020	(6,200)	(9,764)	(50)
20 Year U.S. Treasury Bond Futures	Long	14	September 2020	1,400	2,500	11
30 Year Ultra U.S. Treasury Bond Futures	Long	19	September 2020	1,900	4,145	30
						$34

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.322%	5/2/2024	$10,100	$(797)	$—	$(797)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(1,843)	—	(1,843)
U.S. EFFR	0.11%	5/18/2024	9,400	—2	—	—2
U.S. EFFR	0.1275%	6/25/2025	4,400	(9)	—	(9)
U.S. EFFR	0.0975%	6/30/2025	2,387	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,913	(2)	—	(2)
U.S. EFFR	0.105%	6/30/2025	4,300	(3)	—	(3)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(1,054)	—	(1,054)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(1,581)	—	(1,581)
3-month USD-LIBOR	1.961%	1/9/2050	2,400	(677)	—	(677)
					$—	$(5,967)

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Amount less than one thousand.
3	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented .91% of the net assets of the fund.
4	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
5	Purchased on a TBA basis.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,419,000, which represented 25.95% of the net assets of the fund.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $750,000, which represented .26% of the net assets of the fund.
8	Index-linked bond whose principal amount moves with a government price index.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — American Funds Mortgage Fund — Page 187 of 207

Ultra-Short Bond Fund

Investment portfolio

June 30, 2020

unaudited

Short-term securities 99.93% Commercial paper 68.21%	Principal amount (000)	Value (000)
Amazon.com, Inc. 0.14% due 7/20/20201	$10,000	$9,999
Caisse d’Amortissement de la Dette Sociale 0.15% due 7/8/2020	10,000	10,000
Chariot Funding, LLC 0.15% due 7/29/20201	4,700	4,699
CRC Funding, LLC 0.23% due 9/17/20201	10,000	9,995
Credit Agricole North America, Inc. 0.20% due 8/13/2020	4,400	4,399
DBS Bank Ltd. 0.21% due 8/21/20201	6,500	6,499
Eli Lilly and Co. 0.15% due 7/28/20201	10,000	9,996
Emerson Electric Co. 0.85% due 7/1/20201	10,000	10,000
ExxonMobil Corp. 0.23% due 10/6/2020	10,000	9,995
Henkel of America, Inc. 0.30% due 8/6/20201	7,600	7,599
Inova Health System Foundation 0.22% due 9/17/2020	7,900	7,897
Kaiser Foundation Hospitals 0.25% due 8/5/2020	8,700	8,697
Liberty Street Funding LLC 0.25% due 8/4/20201	10,000	9,998
L’Oréal USA, Inc. 0.25% due 7/28/20201	10,000	9,999
LVMH Moët Hennessy Louis Vuitton Inc. 0.18%–0.25% due 7/16/2020–8/19/20201	10,800	10,799
Merck & Co. Inc. 0.25% due 8/13/20201	6,800	6,799
Mizuho Bank, Ltd. 0.24% due 8/20/20201	10,000	9,997
Nederlandse Waterschapsbank NV 0.19% due 8/25/20201	5,800	5,799
Novartis Finance Corp. 0.20% due 7/20/20201	10,000	9,999
OMERS Finance Trust 0.14% due 7/3/2020	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 0.21% due 8/27/20201	800	800
Pfizer Inc. 0.22% due 10/30/20201	10,900	10,892
Siemens Capital Co. LLC 0.11% due 7/6/20201	10,500	10,500
Simon Property Group, LP 0.20% due 7/27/20201	8,400	8,399
Société Générale 0.26% due 8/14/20201	5,000	4,999
Starbird Funding Corp. 0.07% due 7/1/20201	8,000	8,000
Sumitomo Mitsui Banking Corp. 0.25% due 8/5/20201	10,000	9,999
Victory Receivables Corp. 0.23% due 8/24/20201	8,000	7,996
		234,750
Bills & notes of governments & government agencies outside the U.S. 17.95%
Alberta (Province of) 0.18%–0.20% due 8/20/2020–9/14/20201	10,500	10,497
British Columbia (Province of) 0.07% due 7/13/2020	5,000	5,000
Canada Bill 0.16% due 8/12/2020	9,400	9,399
Denmark (Kingdom of) 0.15%–0.24% due 7/8/2020–7/31/2020	11,300	11,300
KFW 0.18% due 8/10/20201	10,000	9,999
Oesterreich Kontrollbank 0.22% due 10/22/2020	5,600	5,597
Québec (Province of) 0.16% due 8/17/20201	10,000	9,999
		61,791
Federal agency discount notes 7.00%
Fannie Mae 0.20% due 10/16/2020	5,700	5,697
Federal Home Loan Bank 0.13% due 7/27/2020–8/19/2020	13,400	13,398
Freddie Mac 0.13% due 8/19/2020	5,000	4,999
		24,094

American Funds Insurance Series — Ultra-Short Bond Fund — Page 188 of 207

unaudited

Short-term securities (continued) U.S. Treasury bills 6.77%	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.08%–0.15% due 7/2/2020–10/13/2020	$23,300	$23,296
Total short-term securities (cost: $343,921,000)		343,931
Total investment securities 99.93% (cost: $343,921,000)		343,931
Other assets less liabilities 0.07%		255
Net assets 100.00%		$344,186

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,257,000, which represented 62.25% of the net assets of the fund.

American Funds Insurance Series — Ultra-Short Bond Fund — Page 189 of 207

U.S. Government/AAA-Rated Securities Fund

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 93.58% Mortgage-backed obligations 57.56% Federal agency mortgage-backed obligations 57.56%	Principal amount (000)	Value (000)
Fannie Mae Pool #257104 6.50% 20281	$113	$126
Fannie Mae Pool #695412 5.00% 20331	1	1
Fannie Mae Pool #AD3566 5.00% 20351	8	9
Fannie Mae Pool #MA2746 4.00% 20361	2,760	2,973
Fannie Mae Pool #MA2588 4.00% 20361	1,505	1,620
Fannie Mae Pool #256860 6.50% 20371	22	25
Fannie Mae Pool #888698 7.00% 20371	46	53
Fannie Mae Pool #256828 7.00% 20371	4	5
Fannie Mae Pool #970343 6.00% 20381	16	16
Fannie Mae Pool #AC0794 5.00% 20391	39	45
Fannie Mae Pool #931768 5.00% 20391	7	8
Fannie Mae Pool #932606 5.00% 20401	21	24
Fannie Mae Pool #AJ1873 4.00% 20411	34	38
Fannie Mae Pool #AI1862 5.00% 20411	657	758
Fannie Mae Pool #AI3510 5.00% 20411	413	477
Fannie Mae Pool #AJ0704 5.00% 20411	340	392
Fannie Mae Pool #AJ5391 5.00% 20411	200	226
Fannie Mae Pool #AE1248 5.00% 20411	50	57
Fannie Mae Pool #AE1274 5.00% 20411	39	44
Fannie Mae Pool #AE1277 5.00% 20411	21	24
Fannie Mae Pool #AE1283 5.00% 20411	13	15
Fannie Mae Pool #AP7553 3.00% 20421	22,474	24,088
Fannie Mae Pool #AE1290 5.00% 20421	31	35
Fannie Mae Pool #AL3829 3.50% 20431	299	328
Fannie Mae Pool #AT7161 3.50% 20431	140	152
Fannie Mae Pool #AR1512 3.50% 20431	62	67
Fannie Mae Pool #AT0412 3.50% 20431	32	36
Fannie Mae Pool #AT3954 3.50% 20431	19	21
Fannie Mae Pool #AT0300 3.50% 20431	12	13
Fannie Mae Pool #AX8521 3.50% 20441	28	31
Fannie Mae Pool #AY1829 3.50% 20441	21	23
Fannie Mae Pool #AW8240 3.50% 20441	4	4
Fannie Mae Pool #BM6240 3.688% 20441,2	989	1,038
Fannie Mae Pool #BE5017 3.50% 20451	171	185
Fannie Mae Pool #BE5009 3.50% 20451	160	172
Fannie Mae Pool #BE8740 3.50% 20471	156	169
Fannie Mae Pool #BE8742 3.50% 20471	44	49
Fannie Mae Pool #BH2848 3.50% 20471	27	29
Fannie Mae Pool #BH2847 3.50% 20471	21	23
Fannie Mae Pool #BH2846 3.50% 20471	20	22
Fannie Mae Pool #BJ5015 4.00% 20471	395	437
Fannie Mae Pool #BH2597 4.00% 20471	15	16
Fannie Mae Pool #BH3122 4.00% 20471	13	14
Fannie Mae Pool #BM3788 3.50% 20481	10,087	11,024
Fannie Mae Pool #BJ4901 3.50% 20481	92	100

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 190 of 207

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2850 4.00% 20481	$436	$489
Fannie Mae Pool #BK6840 4.00% 20481	258	286
Fannie Mae Pool #BK5232 4.00% 20481	179	197
Fannie Mae Pool #BK9743 4.00% 20481	72	80
Fannie Mae Pool #BK7665 4.50% 20481	1,752	1,946
Fannie Mae Pool #BK0951 4.50% 20481	1,289	1,437
Fannie Mae Pool #BK9761 4.50% 20481	95	107
Fannie Mae Pool #CA4151 3.50% 20491	1,405	1,549
Fannie Mae Pool #FM1062 3.50% 20491	1,351	1,482
Fannie Mae Pool #FM1443 3.50% 20491	1,135	1,240
Fannie Mae Pool #BJ8411 3.50% 20491	323	353
Fannie Mae Pool #CA5229 3.00% 20501	30,248	32,616
Fannie Mae Pool #FM2179 3.00% 20501	11,827	12,650
Fannie Mae, Series 2001-4, Class NA, 9.014% 20251,2	—3	—3
Fannie Mae, Series 2001-4, Class GA, 9.117% 20251,2	—3	—3
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 20221	658	674
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 20221	481	495
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.328% 20231,2	750	796
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20241,2	1,392	1,511
Freddie Mac Pool #1H1354 4.217% 20361,2	158	167
Freddie Mac Pool #C03518 5.00% 20401	695	793
Freddie Mac Pool #G06459 5.00% 20411	1,373	1,585
Freddie Mac Pool #Q18236 3.50% 20431	131	142
Freddie Mac Pool #Q19133 3.50% 20431	82	89
Freddie Mac Pool #Q17696 3.50% 20431	75	82
Freddie Mac Pool #841039 3.701% 20431,2	1,108	1,156
Freddie Mac Pool #Q23190 4.00% 20431	328	366
Freddie Mac Pool #Q15874 4.00% 20431	7	7
Freddie Mac Pool #Q28558 3.50% 20441	423	462
Freddie Mac Pool #760014 3.48% 20451,2	941	978
Freddie Mac Pool #Q52069 3.50% 20471	234	255
Freddie Mac Pool #Q51622 3.50% 20471	180	197
Freddie Mac Pool #Q47615 3.50% 20471	151	165
Freddie Mac Pool #ZM4352 3.50% 20471	37	39
Freddie Mac Pool #Q55056 3.50% 20481	296	318
Freddie Mac Pool #Q54709 3.50% 20481	161	175
Freddie Mac Pool #Q54701 3.50% 20481	153	167
Freddie Mac Pool #Q54782 3.50% 20481	143	156
Freddie Mac Pool #Q54781 3.50% 20481	132	144
Freddie Mac Pool #Q54700 3.50% 20481	114	125
Freddie Mac Pool #Q56591 3.50% 20481	114	123
Freddie Mac Pool #Q55060 3.50% 20481	93	100
Freddie Mac Pool #Q56590 3.50% 20481	84	91
Freddie Mac Pool #Q56589 3.50% 20481	73	79
Freddie Mac Pool #Q54698 3.50% 20481	62	69
Freddie Mac Pool #Q54699 3.50% 20481	57	63
Freddie Mac Pool #Q54831 3.50% 20481	43	47
Freddie Mac Pool #G67711 4.00% 20481	3,170	3,505
Freddie Mac Pool #Q56599 4.00% 20481	288	319
Freddie Mac Pool #Q56576 4.00% 20481	208	220
Freddie Mac Pool #Q56175 4.00% 20481	188	208
Freddie Mac Pool #Q55971 4.00% 20481	173	191
Freddie Mac Pool #Q55970 4.00% 20481	83	92
Freddie Mac Pool #Q58411 4.50% 20481	583	653

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 191 of 207

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q58436 4.50% 20481	$234	$264
Freddie Mac Pool #Q58378 4.50% 20481	227	249
Freddie Mac Pool #Q57242 4.50% 20481	170	186
Freddie Mac Pool #SD7507 3.00% 20491	4,751	5,097
Freddie Mac Pool #RA1580 3.50% 20491	959	1,057
Freddie Mac Pool #RA1463 3.50% 20491	946	1,043
Freddie Mac Pool #QA0284 3.50% 20491	643	703
Freddie Mac Pool #QA2748 3.50% 20491	128	140
Freddie Mac Pool #QA8801 3.00% 20501	49,691	52,815
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.585% 20231,2	8	8
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 20221	258	264
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20231	842	873
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 20231	200	213
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 20231,2	2,565	2,777
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 20231	2,745	2,975
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 20241	2,000	2,206
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 20241	6,895	7,553
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 20271	1,080	1,245
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 20281	521	573
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 20281,2	4,200	5,062
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 20281,2	3,300	3,985
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 20281,2	3,500	4,274
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 20561,2	8,356	8,907
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	9,064	9,713
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20561,2	8,907	9,498
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 20561	2,474	2,717
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 20561	483	537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 20571	2,529	2,787
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 20571,2	4,883	5,370
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	8,165	9,236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20571	6,460	7,004
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	3,041	3,434
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 20581	2,927	3,313
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20581	1,575	1,715
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 20581	1,074	1,214
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 20581	642	727
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20591	5,877	6,258
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 20281	36,532	39,879
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20281	8,628	9,352
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 20291	10,399	10,981
Government National Mortgage Assn. 5.50% 20381	256	299
Government National Mortgage Assn. 5.50% 20381	119	131
Government National Mortgage Assn. 5.50% 20381	40	47
Government National Mortgage Assn. 6.00% 20381	176	210
Government National Mortgage Assn. 5.00% 20391	448	512
Government National Mortgage Assn. 4.50% 20491	14,125	15,092
Government National Mortgage Assn. 2.50% 20501,4	46,800	49,147
Government National Mortgage Assn. 3.50% 20501,4	15,413	16,265
Government National Mortgage Assn. Pool #699537 5.50% 20381	129	148
Government National Mortgage Assn. Pool #004269 6.50% 20381	307	361
Government National Mortgage Assn. Pool #783690 6.00% 20391	157	179
Government National Mortgage Assn. Pool #783689 5.50% 20401	4,875	5,578
Government National Mortgage Assn. Pool #783687 4.50% 20411	1,000	1,080
Government National Mortgage Assn. Pool #783688 5.00% 20411	1,824	2,049

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 192 of 207

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA0533 3.00% 20421	$40	$43
Government National Mortgage Assn. Pool #MA1012 3.50% 20431	1,372	1,494
Government National Mortgage Assn. Pool #MA6040 4.00% 20491	2	2
Government National Mortgage Assn. Pool #MA5877 4.50% 20491	6,205	6,632
Government National Mortgage Assn. Pool #MA6092 4.50% 20491	1,058	1,129
Government National Mortgage Assn. Pool #756692 4.14% 20611	—3	—3
Government National Mortgage Assn. Pool #710079 4.70% 20611	—3	—3
Government National Mortgage Assn. Pool #721640 4.81% 20611	—3	—3
Uniform Mortgage-Backed Security 2.00% 20351,4	217,355	224,470
Uniform Mortgage-Backed Security 2.00% 20351,4	121,790	125,568
Uniform Mortgage-Backed Security 2.50% 20351,4	60,000	62,709
Uniform Mortgage-Backed Security 3.00% 20351,4	11,662	12,248
Uniform Mortgage-Backed Security 2.00% 20501,4	15,966	16,297
Uniform Mortgage-Backed Security 2.00% 20501,4	3,373	3,451
Uniform Mortgage-Backed Security 3.00% 20501,4	59,000	62,038
Uniform Mortgage-Backed Security 3.00% 20501,4	2	2
Uniform Mortgage-Backed Security 3.50% 20501,4	83,539	87,867
Uniform Mortgage-Backed Security 3.50% 20501,4	70,084	73,709
Uniform Mortgage-Backed Security 4.00% 20501,4	3	3
Uniform Mortgage-Backed Security 4.50% 20501,4	15,431	16,582
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20331	446	446
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20351	2,394	2,458
Total mortgage-backed obligations		1,130,698
Federal agency bonds & notes 19.03%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	526	553
Fannie Mae 1.25% 2021	2,900	2,935
Fannie Mae 2.875% 2023	36,000	39,014
Fannie Mae 0.625% 2025	10,000	10,082
Fannie Mae 7.125% 2030	2,000	3,112
Federal Home Loan Bank 3.375% 2023	16,715	18,357
Federal Home Loan Bank 3.25% 2028	6,500	7,736
Federal Home Loan Bank 5.50% 2036	300	469
Freddie Mac 2.375% 2021	40,000	40,541
Private Export Funding Corp. 3.266% 20215	34,000	35,291
Private Export Funding Corp. 3.55% 2024	3,190	3,535
Small Business Administration, Series 2001-20F, 6.44% 2021	14	14
Tennessee Valley Authority 0.75% 2025	1,800	1,823
Tennessee Valley Authority 2.875% 2027	5,000	5,635
Tennessee Valley Authority 4.65% 2035	1,780	2,473
Tennessee Valley Authority 5.88% 2036	875	1,363
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,727
Tennessee Valley Authority, Series A, 4.625% 2060	250	392
TVA Southaven 3.846% 2033	1,165	1,288
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,455
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,524
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,356
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	42,625	47,465
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,843	3,469
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,523
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,249
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	8,710	8,723
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,833
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,261

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 193 of 207

unaudited

Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	$1,500	$1,610
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,469
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,908
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,903
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,700
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,274
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,943
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,711
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,707
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,593
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,291
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	713
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.82% 2032	852	999
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., 3.938% 2032	697	819
		373,838
U.S. Treasury bonds & notes 16.99% U.S. Treasury 14.85%
U.S. Treasury 1.375% 2022	3,100	3,160
U.S. Treasury 1.75% 2022	45,700	47,085
U.S. Treasury 2.125% 2023	—3	—3
U.S. Treasury 2.50% 2024	4,000	4,352
U.S. Treasury 1.625% 2026	50,000	53,731
U.S. Treasury 0.625% 2030	7,000	6,979
U.S. Treasury 1.125% 2040	7,000	6,934
U.S. Treasury 2.50% 2046	5,400	6,699
U.S. Treasury 2.50% 2046	3,900	4,831
U.S. Treasury 2.875% 2046	2,700	3,590
U.S. Treasury 2.25% 20496	25,700	30,896
U.S. Treasury 2.375% 20496	13,000	16,048
U.S. Treasury 2.875% 20496	26,000	35,164
U.S. Treasury 3.00% 20496	22,500	31,055
U.S. Treasury 1.25% 20506	42,800	41,098
		291,622
U.S. Treasury inflation-protected securities 2.14%
U.S. Treasury Inflation-Protected Security 0.125% 20227	6,005	6,089
U.S. Treasury Inflation-Protected Security 0.125% 20307	6,128	6,626
U.S. Treasury Inflation-Protected Security 2.125% 20417	363	543
U.S. Treasury Inflation-Protected Security 0.75% 20426,7	14,970	17,968
U.S. Treasury Inflation-Protected Security 1.00% 20496,7	8,153	10,902
		42,128
Total U.S. Treasury bonds & notes		333,750
Total bonds, notes & other debt instruments (cost: $1,770,195,000)		1,838,286
Short-term securities 42.61% Commercial paper 22.09%
Pfizer Inc. 0.21%-0.23% due 10/16/2020-10/28/20205	50,000	49,966
Paccar Financial Corp. 0.10%-0.12% due 7/2/2020-7/9/2020	49,000	49,000
Apple Inc. 0.14% due 9/2/20205	45,000	44,989
Johnson & Johnson 0.11%-0.15% due 8/3/2020-9/8/20205	38,225	38,217
ExxonMobil Corp. 0.18%-0.19% due 8/24/2020-9/3/2020	34,300	34,290

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 194 of 207

unaudited

Short-term securities (continued) Commercial paper (continued)	Principal amount (000)	Value (000)
Simon Property Group, LP 0.15% due 7/20/2020-7/23/20205	$30,500	$30,498
Chariot Funding, LLC 0.15%-0.25% due 8/3/2020-9/25/20205	30,000	29,994
CAFCO, LLC 0.16% due 7/20/20205	25,000	24,999
Merck & Co. Inc. 0.25% due 8/13/20205	25,000	24,997
OMERS Finance Trust 0.14% due 7/13/20205	20,000	19,999
Eli Lilly and Co. 0.15% due 7/28/20205	20,000	19,992
CRC Funding, LLC 0.23% due 9/21/20205	15,000	14,991
Emerson Electric Co. 0.15% due 8/13/20205	13,500	13,488
Procter & Gamble Co. 0.17% due 9/22/20205	12,000	11,996
CHARTA, LLC 0.23% due 9/17/20205	9,600	9,595
Nordea Bank AB 0.05% due 7/1/20205	7,000	7,000
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Coca-Cola Co. 0.18% due 11/20/20205	5,000	4,996
		434,007
Federal agency discount notes 18.23%
Federal Home Loan Bank 0.03%-0.27% due 7/1/2020-9/15/2020	233,700	233,663
Federal Farm Credit Banks 0.12%-0.22% due 8/7/2020-11/6/2020	110,700	110,658
Tennessee Valley Authority 0.11% due 7/15/2020	13,700	13,699
		358,020
U.S. Treasury bills 2.29%
U.S. Treasury Bills 0.10%-0.11% due 7/21/2020-7/23/2020	45,000	44,996
Total short-term securities (cost: $837,023,000)		837,023
Total investment securities 136.19% (cost: $2,607,218,000)		2,675,309
Other assets less liabilities (36.19)%		(710,931)
Net assets 100.00%		$1,964,378

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 6/30/20209 (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
30 Day Federal Funds Futures	Short	1,028	October 2020	$(428,368)	$(428,175)	$(90)
30 Day Federal Funds Futures	Short	759	January 2021	(316,275)	(316,196)	(1)
90 Day Euro Dollar Futures	Short	4,418	September 2020	(1,104,500)	(1,101,573)	(251)
90 Day Euro Dollar Futures	Short	841	March 2021	(210,250)	(209,830)	(38)
2 Year U.S. Treasury Note Futures	Short	255	October 2020	(51,000)	(56,311)	(2)
5 Year U.S. Treasury Note Futures	Long	2,405	October 2020	240,500	302,410	838
10 Year U.S. Treasury Note Futures	Short	445	September 2020	(44,500)	(61,932)	(167)
10 Year Ultra U.S. Treasury Note Futures	Short	628	September 2020	(62,800)	(98,900)	(1,408)
20 Year U.S. Treasury Bond Futures	Long	225	September 2020	22,500	40,177	253
30 Year Ultra U.S. Treasury Bond Futures	Long	1,159	September 2020	115,900	252,843	1,085
						$219

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 195 of 207

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$356,850	$1,141	$—	$1,141
1.33075%	U.S. EFFR	12/16/2020	236,600	769	—	769
2.5775%	U.S. EFFR	7/16/2022	181,639	4,836	—	4,836
1.2525%	U.S. EFFR	2/14/2023	156,941	5,141	—	5,141
U.S. EFFR	0.11%	5/18/2024	163,600	(4)	—	(4)
U.S. EFFR	0.126%	6/25/2025	20,100	(38)	—	(38)
U.S. EFFR	0.1275%	6/25/2025	20,100	(40)	—	(40)
U.S. EFFR	0.1275%	6/25/2025	28,500	(56)	—	(56)
U.S. EFFR	0.0975%	6/30/2025	15,429	(7)	—	(7)
U.S. EFFR	0.105%	6/30/2025	28,500	(23)	—	(23)
U.S. EFFR	0.106%	6/30/2025	35,063	(30)	—	(30)
U.S. EFFR	0.093%	7/2/2025	25,600	(5)	—	(5)
U.S. EFFR	0.096%	7/2/2025	25,500	(8)	—	(8)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,174)	—	(2,174)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,795	—	1,795
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,793	—	1,793
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,445	—	1,445
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,374	—	1,374
U.S. EFFR	0.5385%	3/26/2030	49,000	(755)	—	(755)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	854	—	854
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,356)	—	(1,356)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,682)	—	(1,682)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,682)	—	(1,682)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(131)	—	(131)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(5,477)	—	(5,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(8,307)	—	(8,307)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(8,429)	—	(8,429)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(4,947)	—	(4,947)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(728)	—	(728)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(4,034)	—	(4,034)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(1,683)	—	(1,683)
3-month USD-LIBOR	1.934%	12/12/2049	15,000	(4,117)	—	(4,117)
3-month USD-LIBOR	1.935%	12/17/2049	17,280	(4,750)	—	(4,750)
3-month USD-LIBOR	2.007%	12/19/2049	16,300	(4,798)	—	(4,798)
3-month USD-LIBOR	2.045%	12/27/2049	15,100	(4,604)	—	(4,604)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,568)	—	(2,568)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(4,995)	—	(4,995)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,274)	—	(3,274)
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(139)	—	(139)
					$—	$(51,693)

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 196 of 207

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
3	Amount less than one thousand.
4	Purchased on a TBA basis.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $381,008,000, which represented 19.40% of the net assets of the fund.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,020,000, which represented 2.39% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 197 of 207

Managed Risk Growth Fund

Investment portfolio

June 30, 2020

unaudited

Growth funds 80.77%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,337,694	$384,320
Total growth funds (cost: $325,521,000)		384,320
Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	4,800,568	56,359
Total fixed income funds (cost: $55,586,000)		56,359
Short-term securities 4.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1	20,768,279	20,768
Total short-term securities (cost: $20,768,000)		20,768
Total investment securities 96.98% (cost: $401,875,000)		461,447
Other assets less liabilities 3.02%		14,347
Net assets 100.00%		$475,794

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount2 (000)	Value at 6/30/20203 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,830	September 2020	$183,000	$230,108	$521
Euro Stoxx 50 Index Contracts	Short	115	September 2020	€(1)	(4,176)	(58)
FTSE 100 Index Contracts	Short	88	September 2020	£(1)	(6,693)	28
S&P Mid 400 E-mini Index Contracts	Short	16	September 2020	$(2)	(2,847)	(31)
Mini MSCI Emerging Market Index Contracts	Short	81	September 2020	(4)	(3,992)	(57)
Nikkei 225 Index Contracts	Short	4	September 2020	¥(4)	(829)	20
Russell 2000 Mini Index Contracts	Short	74	September 2020	$(4)	(5,319)	(142)
S&P 500 E-mini Index Contracts	Short	934	September 2020	(47)	(144,312)	(1,226)
Euro Currency Contracts	Short	33	September 2020	€(4,125)	(4,642)	47
British Pound Currency Contracts	Short	95	September 2020	£(5,937)	(7,361)	147
Japanese Yen Currency Contracts	Short	7	September 2020	¥(87,500)	(811)	3
						$(748)

1	Rate represents the seven-day yield at 6/30/2020.
2	Notional amount is calculated based on the number of contracts and notional contract size.
3	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series — Managed Risk Growth Fund — Page 198 of 207

unaudited

Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

American Funds Insurance Series — Managed Risk Growth Fund — Page 199 of 207

Managed Risk International Fund

Investment portfolio

June 30, 2020

unaudited

Growth funds 80.16%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,722,659	$124,235
Total growth funds (cost: $123,593,000)		124,235
Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	1,391,875	16,340
Total fixed income funds (cost: $16,266,000)		16,340
Short-term securities 5.51%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1	8,534,973	8,535
Total short-term securities (cost: $8,535,000)		8,535
Total investment securities 96.21% (cost: $148,394,000)		149,110
Other assets less liabilities 3.79%		5,881
Net assets 100.00%		$154,991

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount2 (000)	Value at 6/30/20203 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	591	September 2020	$59,100	$74,314	$169
Russell 2000 Mini Index Contracts	Short	4	September 2020	—4	(288)	(6)
FTSE 100 Index Contracts	Short	53	September 2020	£(1)	(4,031)	27
S&P 500 E-mini Index Contracts	Short	18	September 2020	$(1)	(2,781)	(11)
Euro Stoxx 50 Index Contracts	Short	398	September 2020	€(4)	(14,452)	(201)
Mini MSCI Emerging Market Index Contracts	Short	430	September 2020	$(21)	(21,193)	(335)
Nikkei 225 Index Contracts	Short	46	September 2020	¥(46)	(9,531)	168
British Pound Currency Contracts	Short	58	September 2020	£(3,625)	(4,494)	124
Euro Currency Contracts	Short	113	September 2020	€(14,125)	(15,896)	176
Japanese Yen Currency Contracts	Short	87	September 2020	¥(1,087,500)	(10,082)	35
						$146

1	Rate represents the seven-day yield at 6/30/2020.
2	Notional amount is calculated based on the number of contracts and notional contract size.
3	Value is calculated based on the notional amount and current market price.
4	Amount less than one thousand.

American Funds Insurance Series — Managed Risk International Fund — Page 200 of 207

unaudited

Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

American Funds Insurance Series — Managed Risk International Fund — Page 201 of 207

Managed Risk Blue Chip
Income and Growth Fund

Investment portfolio

June 30, 2020

unaudited

Growth-and-income funds 80.69%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,665,236	$277,422
Total growth-and-income funds (cost: $256,393,000)		277,422
Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	3,150,130	41,204
Total fixed income funds (cost: $41,869,000)		41,204
Short-term securities 4.16%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1	14,294,614	14,295
Total short-term securities (cost: $14,295,000)		14,295
Total investment securities 96.83% (cost: $312,557,000)		332,921
Other assets less liabilities 3.17%		10,910
Net assets 100.00%		$343,831

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount2 (000)	Value at 6/30/20203 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,326	September 2020	$132,600	$166,734	$358
Euro Stoxx 50 Index Contracts	Short	27	September 2020	€—4	(980)	(15)
FTSE 100 Index Contracts	Short	19	September 2020	£—4	(1,445)	7
S&P Mid 400 E-mini Index Contracts	Short	4	September 2020	$—4	(712)	5
Russell 2000 Mini Index Contracts	Short	24	September 2020	(1)	(1,725)	(46)
Nikkei 225 Index Contracts	Short	3	September 2020	¥(3)	(622)	13
S&P 500 E-mini Index Contracts	Short	843	September 2020	$(42)	(130,252)	(1,128)
Euro Currency Contracts	Short	8	September 2020	€(1,000)	(1,125)	12
British Pound Currency Contracts	Short	20	September 2020	£(1,250)	(1,550)	21
Japanese Yen Currency Contracts	Short	6	September 2020	¥(75,000)	(695)	2
						$(771)

1	Rate represents the seven-day yield at 6/30/2020.
2	Notional amount is calculated based on the number of contracts and notional contract size.
3	Value is calculated based on the notional amount and current market price.
4	Amount less than one thousand.

American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 202 of 207

unaudited

Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 203 of 207

Managed Risk Growth-Income Fund

Investment portfolio

June 30, 2020

unaudited

Growth-and-income funds 79.81%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	37,428,324	$1,774,103
Total growth-and-income funds (cost: $1,699,817,000)		1,774,103
Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	27,153,850	318,786
Total fixed income funds (cost: $301,353,000)		318,786
Short-term securities 3.45%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1	76,700,100	76,700
Total short-term securities (cost: $76,700,000)		76,700
Options purchased 0.91%
Options purchased*		20,156
Total options purchased (cost: $14,491,000)		20,156
Total investment securities 98.51% (cost: $2,092,361,000)		2,189,745
Other assets less liabilities 1.49%		33,195
Net assets 100.00%		$2,222,940

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2020 (000)
S&P 500 Index	15	$47	$2,325.00	9/18/2020	$26
S&P 500 Index	205	636	2,375.00	9/18/2020	414
S&P 500 Index	130	403	2,400.00	9/18/2020	283
S&P 500 Index	140	434	2,425.00	9/18/2020	330
S&P 500 Index	390	1,209	2,450.00	9/18/2020	996
S&P 500 Index	150	465	2,475.00	9/18/2020	412
S&P 500 Index	85	264	2,500.00	9/18/2020	238
S&P 500 Index	2,845	8,820	2,525.00	9/18/2020	9,047
S&P 500 Index	500	1,550	1,775.00	12/18/2020	722
S&P 500 Index	805	2,496	1,950.00	12/18/2020	1,707
S&P 500 Index	250	775	2,025.00	12/18/2020	700
S&P 500 Index	1,205	3,736	2,050.00	12/18/2020	3,446
S&P 500 Index	570	1,767	2,075.00	12/18/2020	1,835
					$20,156

American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 204 of 207

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount2 (000)	Value at 6/30/20203 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,944	September 2020	$694,400	$873,154	$1,869
FTSE 100 Index Contracts	Short	472	September 2020	£(5)	(35,898)	125
Russell 2000 Mini Index Contracts	Short	115	September 2020	$(6)	(8,266)	(252)
Euro Stoxx 50 Index Contracts	Short	653	September 2020	€(7)	(23,712)	(336)
S&P Mid 400 E-mini Index Contracts	Short	93	September 2020	$(9)	(16,546)	(86)
Mini MSCI Emerging Market Index Contracts	Short	196	September 2020	(10)	(9,660)	(124)
Nikkei 225 Index Contracts	Short	21	September 2020	¥(21)	(4,351)	10
S&P 500 E-mini Index Contracts	Short	2,188	September 2020	$(109)	(338,068)	(647)
Euro Currency Contracts	Short	192	September 2020	€(24,000)	(27,009)	191
British Pound Currency Contracts	Short	514	September 2020	£(32,125)	(39,825)	664
Japanese Yen Currency Contracts	Short	42	September 2020	¥(525,000)	(4,867)	28
						$1,442

1	Rate represents the seven-day yield at 6/30/2020.
2	Notional amount is calculated based on the number of contracts and notional contract size.
3	Value is calculated based on the notional amount and current market price.

Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 205 of 207

Managed Risk Asset Allocation Fund

Investment portfolio

June 30, 2020

unaudited

Asset allocation funds 94.87%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	106,445,576	$2,499,342
Total asset allocation funds (cost: $2,371,532,000)		2,499,342
Short-term securities 3.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%1	88,533,146	88,533
Total short-term securities (cost: $88,533,000)		88,533
Total investment securities 98.23% (cost: $2,460,065,000)		2,587,875
Other assets less liabilities 1.77%		46,716
Net assets 100.00%		$2,634,591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount2 (000)	Value at 6/30/20203 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,187	September 2020	$618,700	$777,967	$1,825
FTSE 100 Index Contracts	Short	155	September 2020	£(2)	(11,789)	57
Euro Stoxx 50 Index Contracts	Short	744	September 2020	€(7)	(27,016)	(415)
S&P Mid 400 E-mini Index Contracts	Short	74	September 2020	$(7)	(13,165)	(72)
Russell 2000 Mini Index Contracts	Short	182	September 2020	(9)	(13,082)	(386)
Nikkei 225 Index Contracts	Short	18	September 2020	¥(18)	(3,730)	33
Mini MSCI Emerging Market Index Contracts	Short	380	September 2020	$(19)	(18,728)	(230)
S&P 500 E-mini Index Contracts	Short	2,871	September 2020	(144)	(443,598)	(5,339)
British Pound Currency Contracts	Short	171	September 2020	£(10,688)	(13,249)	243
Euro Currency Contracts	Short	213	September 2020	€(26,625)	(29,962)	216
Japanese Yen Currency Contracts	Short	34	September 2020	¥(425,000)	(3,940)	17
						$(4,051)

1	Rate represents the seven-day yield at 6/30/2020.
2	Notional amount is calculated based on the number of contracts and notional contract size.
3	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 206 of 207

unaudited

Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

INGEFP2-998-0820O-S78096	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 207 of 207

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By __/s/ Maria Manotok____________________
Maria Manotok, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Maria Manotok_________________
Maria Manotok, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 31, 2020